                                                    REGISTRATION NO. 333-182796
                                                     REGISTRATION NO. 811-22651
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                       POST-EFFECTIVE AMENDMENT NO.9               [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO.90                      [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2019 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 9 ("PEA") to the Form N-4 Registration Statement No. 333-182796 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?


The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L"), Retirement Cornerstone(R) Series C ("Series C") and Retirement Cornerstone(R) Series ADV ("Series ADV"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options":
(i) variable investment options, (ii) the guaranteed interest option, or
(iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs").()


For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.
-------------
(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C, Series CP(R) and Series ADV contracts.

In order to fund certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS.  We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.


The optional Guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"); (ii) the Return of Principal death benefit; (iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2019, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                   (NAT'L-RC 11 and ADV Series)
                                                                        #645879

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
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 AXA PREMIER VIP TRUST
.. EQ/Aggressive Allocation/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate-Plus Allocation/(1)/

 EQ ADVISORS TRUST
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate
.. All Asset Growth-Alt 20
.. EQ/400 Managed Volatility/(*)(1)/
.. EQ/500 Managed Volatility/(*)(1)/
.. EQ/2000 Managed Volatility/(*)(1)/
.. EQ/AB Dynamic Moderate Growth/(*)(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/American Century Mid Cap Value
.. EQ/Balanced Strategy/(*)(1)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(1)/
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Conservative Growth Strategy/(*)(1)/
.. EQ/Conservative Strategy/(*)(1)/
.. EQ/Core Bond Index/(*)/
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Rising Dividends
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Franklin Strategic Income
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Global Bond PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Growth Strategy/(*)(1)/
.. EQ/Intermediate Government Bond/(*)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(*)(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Comstock
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Ivy Science and Technology
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Lazard Emerging Markets Equity
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS International Growth
.. EQ/MFS International Value
.. EQ/MFS Technology
.. EQ/MFS Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/
.. EQ/Moderate Growth Strategy/(*)(1)/
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Real Return
.. EQ/PIMCO Total Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/T. Rowe Price Health Sciences
.. EQ/Templeton Global Equity Managed Volatility/(1)/


 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. American Franchise
.. Invesco V.I. Diversified Dividend


.. Invesco V.I. High Yield


.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B
.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Large Company Value



 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Focus Growth V.I. Fund

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Asset Manager: Growth


.. Fidelity(R) VIP Freedom 2015
.. Fidelity(R) VIP Freedom 2020
.. Fidelity(R) VIP Freedom 2025
.. Fidelity(R) VIP Freedom 2030
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

.. Franklin Allocation VIP/(1)/

.. Franklin Income VIP
.. Franklin Mutual Shares VIP


.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP



 GUGGENHEIM VARIABLE
 TRUST
.. Guggenheim VIF Global Managed Futures Strategy
.. Guggenheim VIF Multi-Hedge Strategies

 IVY VARIABLE INSURANCE PORTFOLIOS
.. Ivy VIP Asset Strategy


.. Ivy VIP Global Equity Income/(1)/
.. Ivy VIP High Income


.. Ivy VIP Natural Resources


.. Ivy VIP Small Cap Growth
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VARIABLE INVESTMENT OPTIONS
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 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS


.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock



 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond



 PROFUNDS VP
.. ProFund VP Biotechnology



 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets
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(*)This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. These versions of the Retirement Cornerstone(R) Series contracts are no longer available for new purchasers. These contracts are no longer being sold. This Prospectus is designed for current contract owners. Also, in addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.


ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling 1-800-789-7771.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

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             Definitions of key terms                            6
             Who is AXA Equitable?                               9
             How to reach us                                    10
             Retirement Cornerstone(R) Series at a glance --
               key features                                     12

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             FEE TABLE                                          16
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             Examples                                           17
             Condensed financial information                    20

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             1. CONTRACT FEATURES AND BENEFITS                  21
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         21
             Owner and annuitant requirements                   22
             How you can make your contributions                22
             What are your investment options under the
               contract?                                        23
             Portfolios of the Trusts                           25
             Allocating your contributions                      38
             Dollar cost averaging                              40
             Credits (FOR SERIES CP(R) CONTRACTS)               43
             Guaranteed income benefit                          44
             Death benefit                                      53
             Guaranteed minimum death benefits                  53
             Series CP(R) Credits and your Guaranteed benefit
               bases                                            58
             How withdrawals affect your Guaranteed benefits    58
             Dropping or changing your Guaranteed benefits      59
             Guaranteed benefit offers                          59
             Inherited IRA beneficiary continuation contract    59
             Your right to cancel within a certain number of
               days                                             61

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             2. DETERMINING YOUR CONTRACT'S VALUE               62
             ------------------------------------------------------
             Your account value and cash value                  62
             Your contract's value in the variable investment
               options                                          62
             Your contract's value in the guaranteed interest
               option                                           62
             Your contract's value in the account for special
               dollar cost averaging                            62
             Effect of your account values falling to zero      62


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"We," "our," "us" and the "Company" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

            -------------------------------------------------------
            3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
              OPTIONS                                           64
            -------------------------------------------------------
            Transferring your account value                     64
            Disruptive transfer activity                        65
            Rebalancing among your Investment Performance
              variable investment options and guaranteed
              interest option                                   66
            Systematic Transfer Program                         66

            -------------------------------------------------------
            4. ACCESSING YOUR MONEY                             69
            -------------------------------------------------------
            Withdrawing your account value                      69
            How withdrawals are taken from your Total account
              value                                             72
            Withdrawals treated as surrenders                   73
            Surrendering your contract to receive its cash
              value                                             73
            When to expect payments                             74
            Signature Guarantee                                 74
            Your annuity payout options                         74

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            5. CHARGES AND EXPENSES                             77
            -------------------------------------------------------
            Charges that AXA Equitable deducts                  77
            Charges that the Trusts deduct                      81
            Group or sponsored arrangements                     81
            Other distribution arrangements                     81

            -------------------------------------------------------
            6. PAYMENT OF DEATH BENEFIT                         82
            -------------------------------------------------------
            Your beneficiary and payment of benefit             82
            Non-spousal joint owner contract continuation       83
            Spousal continuation                                83
            Beneficiary continuation option                     84

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            7. TAX INFORMATION                                  86
            -------------------------------------------------------
            Overview                                            86
            Contracts that fund a retirement arrangement        86
            Transfers among investment options                  86
            Taxation of nonqualified annuities                  86
            Individual retirement arrangements (IRAs)           88
            Traditional individual retirement annuities
              (traditional IRAs)                                89
            Roth individual retirement annuities (Roth IRAs)    94
            Tax withholding and information reporting           96
            Special rules for contracts funding qualified
              plans                                             97
            Impact of taxes to AXA Equitable                    97

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            8. MORE INFORMATION                                 98
            -------------------------------------------------------
            About Separate Account No. 70                       98
            About the Trusts                                    98
            About the general account                           98
            About other methods of payment                      99
            Dates and prices at which contract events occur     99
            About your voting rights                           100
            Cybersecurity                                      100
            Misstatement of age                                101
            Statutory compliance                               101


            About legal proceedings                            101
            Financial statements                               101
            Transfers of ownership, collateral assignments,
              loans and borrowing                              101
            About Custodial IRAs                               102
            How divorce may affect your Guaranteed benefits    102
            Distribution of the contracts                      102

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            APPENDICES
            -------------------------------------------------------


             I   --   Condensed financial information                I-1
            II   --   Dropping or changing your Guaranteed
                        benefits                                    II-1
           III   --   Purchase considerations for QP contracts     III-1
            IV   --   Guaranteed benefit base examples              IV-1
             V   --   Hypothetical illustrations                     V-1
            VI   --   State contract availability and/or
                        variations of certain features and
                        benefits                                    VI-1
           VII   --   Examples of Automatic payment plans          VII-1
          VIII   --   Examples of how withdrawals affect
                        your Guaranteed benefit bases             VIII-1
            IX   --   Rules regarding contributions to your
                        contract                                    IX-1

          ---------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


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ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protection with Investment Performance account.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protection with Investment Performance account value without reducing your GIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.


BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.


CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- An amount credited to your account value at the same time we allocate your contribution. The amount of the credit is either 4% or 5% of each contribution based on total first year contributions. The credit applies only to Series CP(R) contracts.

CUSTOMIZED PAYMENT PLAN -- For contracts with GIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

CUSTOM SELECTION RULES -- The "Custom Selection Rules" are rules for the allocation of contributions and for transfers to, and transfers among, the Protection with Investment Performance account. These rules require that allocations be made according to certain categories and investment option limits.

DEFERRAL BONUS ROLL-UP RATE -- The "Deferral bonus Roll-up rate" is used to calculate amounts credited to your GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protection with Investment Performance account.

EXCESS WITHDRAWAL -- For contracts with the GIB, an "Excess withdrawal" is the portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protection with Investment Performance account in that same contract year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options.

GIB BENEFIT BASE -- The GIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GIB payments. Your GIB benefit base is created and increased by allocations and transfers to your Protection with Investment Performance account. The GIB benefit base is not an account value or cash value. The GIB benefit base is also used to calculate the charge for the GIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment Performance variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED INCOME BENEFIT ("GIB") -- The GIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GIB payments". The GIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GIB under the contract.

                           DEFINITIONS OF KEY TERMS

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the highest value of your Protection with Investment Performance account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Investment Performance account value" is the total value in: (i) the Investment Performance variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment Performance variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment Performance account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).


IRS -- Internal Revenue Service.


LIFETIME GIB PAYMENTS -- For contracts with the GIB, "Lifetime GIB payments" are generally annual lifetime payments that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. Lifetime GIB payments will begin at the earliest of: (i) the next contract year following the date the Protection with Investment Performance account goes to zero (except as the result of an Excess withdrawal), (ii) the contract date anniversary following your 95th birthday, and (iii) your contract's maturity date.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Protection with Investment Performance account value" is the total value in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protection with Investment Performance account value only. The benefit is calculated using the amounts of contributions and transfers to the Protection with Investment Performance account, adjusted for withdrawals. There is no additional charge for this death benefit.



SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment Performance account variable investment options and the Guaranteed interest option automatically transferred to your Protection with Investment Performance variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protection with Investment Performance account value and (ii) your Investment Performance account value.

                           DEFINITIONS OF KEY TERMS

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protection with Investment             Protection with Investment
Performance variable investment        Performance Account Value
options and contributions to a
Special DCA program designated for
future transfers to the Protection
with Investment Performance variable
investment options

Investment Performance variable        Investment Performance Account Value
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
Performance variable investment
options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.

 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protection with Investment Performance account value, and Investment Performance account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment
    Performance account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit);

(10)death claims;

(11)change in ownership (NQ only, if available under your contract);

(12)purchase by, or change of ownership to, a non-natural owner;

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(14)requests to drop or change your Guaranteed benefits;

(15)requests to collaterally assign your NQ contract;

(16)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(17)requests to enroll in or cancel the Systematic transfer program;

(18)transfers into and among the investment options; and

(19)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)opt out of an automatic reset of your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit) that is subject to an increase in a charge.

                              -------------------


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


EDELIVERY:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

FIVE CONTRACT SERIES  This Prospectus describes five series of the Retirement
                      Cornerstone(R) contract -- Series B, Series CP(R), Series
                      L, Series C and Series ADV (together "the Retirement
                      Cornerstone(R) Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.

                      Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                      Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                      The chart below shows the availability of key features under each series of the contract.

                        SERIES B  SERIES CP(R)  SERIES L  SERIES C  SERIES ADV
 ------------------------------------------------------------------------------
 Special dollar cost      Yes         No          Yes       No         No
 averaging
 ------------------------------------------------------------------------------
 Special money market     No          Yes         No        Yes        Yes
 dollar cost averaging
 ------------------------------------------------------------------------------
 Credits                  No          Yes         No        No         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT   The GIB guarantees, subject to certain restrictions, annual
("GIB")                     lifetime payments ("Lifetime GIB payments"), which will
                            begin automatically at the earliest of: (i) the next
                            contract year following the date your Protection with
                            Investment Performance account value falls to zero, except as the result of a withdrawal in excess of the Annual
                            withdrawal amount ("Excess withdrawal"); (ii) the contract date anniversary following the owner's 95th birthday; and
                            (iii) the contract's maturity date. Lifetime GIB payments
                            can be on a single or joint life basis. YOUR LIFETIME GIB
                            PAYMENTS ARE CALCULATED BY APPLYING A PERCENTAGE (WHICH IS
                            BASED ON AGE 95 (OR THE AGE OF A YOUNGER JOINT LIFE, IF
                            APPLICABLE) OR YOUR AGE AT THE TIME YOUR PROTECTION WITH
                            INVESTMENT PERFORMANCE ACCOUNT GOES TO ZERO OR CONTRACT
                            MATURITY) TO YOUR GIB BENEFIT BASE. YOUR GIB BENEFIT BASE
                            IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTION WITH
                            INVESTMENT PERFORMANCE ACCOUNT. THE INVESTMENT OPTIONS
                            AVAILABLE TO FUND YOUR PROTECTION WITH INVESTMENT
                            PERFORMANCE ACCOUNT ARE LIMITED. SEE "GIB BENEFIT BASE" IN
                            "CONTRACTS FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT  AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH
("GIB") (CONTINUED)        INVESTMENT PERFORMANCE ACCOUNT VALUE TO ZERO WILL CAUSE
                           YOUR GIB TO TERMINATE. EVEN IF AN EXCESS WITHDRAWAL DOES
                           NOT CAUSE YOUR GIB TO TERMINATE, IT CAN GREATLY REDUCE YOUR
                           GIB BENEFIT BASE AND THE VALUE OF YOUR BENEFIT. Beginning
                           in the contract year that follows the contract year in
                           which you fund your Protection with Investment Performance account, and prior to the beginning of your Lifetime GIB
                           payments, you can take your Annual withdrawal amount
                           without reducing your GIB benefit base.
                           The GIB is issued with all eligible contracts unless you
                           opt out at the time you apply for your Retirement
                           Cornerstone(R) contract. See "Lifetime GIB payments" and
                           "Annual withdrawal amount" under "Guaranteed income
                           benefit" in "Contract features and benefits" later in this
                           Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                           GIB MUST BE ALLOCATED TO THE PROTECTION WITH INVESTMENT
                           PERFORMANCE VARIABLE INVESTMENT OPTIONS. AMOUNTS INVESTED
                           IN THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE
                           INVESTMENT OPTIONS MUST BE ALLOCATED IN ACCORDANCE WITH
                           CERTAIN INVESTMENT RESTRICTIONS.
---------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH   .   Return of Principal death benefit
BENEFITS ("GMDBS")         .   Highest Anniversary Value death benefit
                           .   "Greater of" death benefit
                           The GMDBs are funded through contributions and transfers to the Protection with Investment Performance account.
                           All three GMDBs are available in combination with the GIB.
                           The Return of Principal death benefit and the Highest
                           Anniversary Value death benefit are available without the
                           GIB. However, the "Greater of" death benefit can only be
                           selected in combination with the GIB. If you do not select either the Highest Anniversary Value death benefit or the
                           "Greater of" death benefit, the Return of Principal death
                           benefit will automatically be issued with all eligible
                           contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "Rules regarding contributions to your contract" in "Appendix IX".
                           The death benefit in connection with your Investment
                           Performance account value is equal to your Investment
                           Performance account value as of the day we receive
                           satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for method of payment, and any required information and forms
                           necessary to effect payment.
---------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR  You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS        benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                           TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                           BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                           Appendix I, for more information.
---------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS       The chart below shows the minimum initial and, in
                           parenthesis, subsequent contribution amounts under the
                           contracts. Please see "Rules regarding contributions to
                           your contract" in "Appendix IX" for more information,
                           including important limitations on contributions.

                          SERIES B           SERIES CP(R)        SERIES L            SERIES C            SERIES ADV
----------------------------------------------------------------------------------------------------------------------------
NQ                        $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/  $10,000($500)/(1)/
----------------------------------------------------------------------------------------------------------------------------
Traditional or Roth IRA   $5,000($50)/(1)/   $10,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/   $10,000($50)/(1)/
----------------------------------------------------------------------------------------------------------------------------
Inherited IRA             $5,000($1,000)     n/a                 $10,000($1,000)     $25,000($1,000)     $10,000($1,000)
Beneficiary
continuation contract
(traditional IRA or Roth
IRA) ("Inherited IRA")
----------------------------------------------------------------------------------------------------------------------------
QP                        $5,000($500)       $10,000($500)       $10,000($500)       n/a                 n/a
----------------------------------------------------------------------------------------------------------------------------

  /(1)/ $100 monthly and $300 quarterly under our automatic investment program.

  .   Maximum contribution limitations apply to all
      contracts. For more information, please see "How you
      can purchase and contribute to your contract" in
      "Contract features and benefits" later in this
      Prospectus.
  ------------------------------------------------------------
  Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
  including our rights to: (i) change minimum and maximum
  contribution requirements and limitations, and (ii)
  discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
  contributions and transfers to any of the variable
  investment options (including the Protection with
  Investment Performance variable investment options) and to limit the number of variable investment options which you
  may select.
--------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-----------------------------------------------------------------------------------------------------
CREDIT                         You allocate your contributions among the available investment
(SERIES CP(R) CONTRACTS ONLY)  options. We allocate a Credit to the corresponding investment options at the same time. The Credit will apply to subsequent contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of Credit is either 4% or
                               5% of each contribution, depending on certain factors. The Credit is subject to recovery by us in certain limited circumstances.
-----------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY           .   Partial withdrawals
                               .   Several options for withdrawals on a periodic basis
                               .   Contract surrender
                               .   Maximum payment plan (only under contracts with GIB)
                               .   Customized payment plan (only under contracts with GIB)
                               Any income you receive may be subject to tax; also may be subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed benefits you have funded.
-----------------------------------------------------------------------------------------------------
PAYOUT OPTIONS                 .   Fixed annuity payout options
                               .   Other payout options through other contracts
-----------------------------------------------------------------------------------------------------
ACCOUNT VALUES                 INVESTMENT PERFORMANCE BENEFIT ACCOUNT VALUE
                               .   Investment Performance variable investment options
                               .   Guaranteed interest option
                               .   Amounts in a Special DCA program designated for future transfers to Investment Performance variable investment options or the guaranteed interest option
                               ----------------------------------------------------------------------
                               PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE
                               .   Protection with Investment Performance variable investment options
                               .   Amounts in a Special DCA program designated for future transfers to Protection with Investment Perform- ance variable investment options
-----------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES            .   Dollar cost averaging programs
                               .   Automatic investment program
                               .   Automatic quarterly rebalancing (for the Protection with
                                   Investment Performance variable investment options)
                               .   Optional rebalancing (for amounts in the Investment Performance variable investment options and guaran- teed interest option)
                               .   Systematic transfer program (four options for transfers from the
                                   Investment Performance account to the Protection with Investment
                                   Performance account)
                               .   Transfers among investment options at no charge (subject to limitations)
                               .   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nurs- ing home (all
                                   contracts except Series C and Series ADV)
                               .   Option to drop or change your Guaranteed benefits after issue, subject to our rules. Please see "Dropping or changing your
                                   Guaranteed benefits" in "Contract features and benefits," as well as Appendix I, for more information.
                               .   Spousal continuation
                               .   Beneficiary continuation option
                               .   Automatic resets of your GIB benefit base and Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit)
-----------------------------------------------------------------------------------------------------
FEES AND CHARGES               Please see "Fee table" later in this section for complete details.
-----------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE      Please see "Rules regarding contributions to your contract" in
AGES                           "Appendix IX" for owner and annuitant issue ages applicable to your contract.
-----------------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL           To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract.
                               If state law requires, this "free look" period may be longer. See
                               "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
-----------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS      From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
                               See "Guaranteed benefit offers" in "Contract features and benefits"
                               for more information.
-----------------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

CURRENTLY, YOU MAY PURCHASE A SERIES ADV CONTRACT ONLY IF YOU ARE A PARTICIPANT IN AN ACCOUNT ESTABLISHED UNDER A FEE-BASED PROGRAM SPONSORED AND MAINTAINED BY A REGISTERED BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY WE APPROVE (INCLUDING AXA ADVISORS, LLC. ONE OF THE DISTRIBUTORS OF THE CONTRACTS AND AN AFFILIATE OF AXA EQUITABLE). WE MAY, IN THE FUTURE, OFFER SERIES ADV CONTRACTS THROUGH OTHER MEANS. THE FEES AND EXPENSES OF A FEE-BASED PROGRAM ARE SEPARATE FROM AND IN ADDITION TO THE FEES AND EXPENSES OF THE CONTRACT AND GENERALLY PROVIDE FOR VARIOUS BROKERAGE SERVICES. IF YOU PURCHASE A SERIES ADV CONTRACT THROUGH A FEE-BASED ARRANGEMENT AND LATER TERMINATE THE ARRANGEMENT, YOUR CONTRACT WILL CONTINUE IN FORCE. THERE MAY BE CHARGES ASSOCIATED WITH THE FEE-BASED ARRANGEMENT SHOULD YOU DECIDE TO NO LONGER PARTICIPATE IN THE ARRANGEMENT. PLEASE CONSULT WITH YOUR PROGRAM SPONSOR FOR MORE DETAILS ABOUT YOUR FEE-BASED PROGRAM.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

---------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain        SERIES B SERIES CP(R)   SERIES L SERIES C     SERIES ADV
payout options)./(2)/                                          7.00%    8.00%/(6)/     8.00%    N/A          N/A

Charge for each additional transfer in excess of 12                        Maximum Charge:      $35
transfers per contract year:/(3)/                                           Current Charge:     $0

SPECIAL SERVICES CHARGES:
..   Wire transfer charge                                       Current and Maximum Charge:      $90
..   Express mail charge                                        Current and Maximum Charge:      $35
..   Duplicate contract charge                                  Current and Maximum Charge:      $35/(4)/
---------------------------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
---------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
---------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge/(5)/
   If your account value on a contract date anniversary is
   less than $50,000/(6)/                                                                       $30

   If your account value on a contract date anniversary is
   $50,000 or more                                                                              $0
---------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES /(7)/:                        SERIES B SERIES CP(R)   SERIES L SERIES C     SERIES ADV
                                                               -------- ---------      -------- --------     ----------
Operations                                                     0.80%    0.95%          1.10%    1.10%        0.35%
Administration                                                 0.30%    0.35%          0.30%    0.25%        0.20%
Distribution                                                   0.20%    0.25%          0.25%    0.35%        0.10%
                                                               -----    -----          -----    -----        -----
Total separate account annual expenses ("Contract fee")        1.30%    1.55%          1.65%    1.70%        0.65%
---------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING OPTIONAL BENEFITS
---------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(8) /Deducted
annually/(9) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                                                            No Additional Charge

   Highest Anniversary Value death benefit                                                      0.25% (current and maximum)
---------------------------------------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge (IF THE ROLL-UP TO AGE 85 BENEFIT BASE
   RESETS, WE RESERVE THE RIGHT TO INCREASE YOUR CHARGE UP
   TO):                                                                                         1.10%

   Current Charge:                                                                              0.95%
---------------------------------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a
percentage of the GIB benefit base/(8)/. Deducted
annually/(9)/ on each contract date anniversary for which
the benefit is in effect.)

   Maximum Charge (IF THE GIB BENEFIT BASE RESETS, WE
   RESERVE THE RIGHT TO INCREASE YOUR CHARGE UP TO):                                            1.25%

   Current Charge:                                                                              0.95%
---------------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(10)/            0.58%  2.17%
-----------------------------------------------------------------------------------------------------------


Notes:

   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per con- tract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(5)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(6)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(7)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(8)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for transfers to the Protection with Investment Performance variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protection with Investment Performance account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protection with Investment Performance account. See "Guaranteed minimum death benefits" and "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus.

(9)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(10)The "Total Annual Portfolio Operating Expenses" are based, in part on estimated amounts of such expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.006%; Series CP(R):
0.011%; Series L: 0.014%; Series C: 0.005%; and Series ADV: 0.005%. As
discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protection with Investment Performance account.

                                   FEE TABLE

In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GIB benefit base and "Greater of" death benefit base. Since the charges for the GIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protection with Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protection with Investment Performance variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
-------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END CONTRACT AT THE END OF THE APPLICABLE
                                     OF THE APPLICABLE TIME PERIOD                      TIME PERIOD
-------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with Investment
   Benefit account investment
   options                          $1,161    $2,036     $2,988     $5,518     $461    $1,436    $2,488    $5,518
-------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options               $1,113    $1,894     $2,756     $5,086     $413    $1,294    $2,256    $5,086
-------------------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
-------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END CONTRACT AT THE END OF THE APPLICABLE
                                     OF THE APPLICABLE TIME PERIOD                      TIME PERIOD
-------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with Investment
   Benefit account investment
   options                          $1,299    $2,249     $3,174     $5,873     $499    $1,549    $2,674    $5,873
-------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options               $1,249    $2,102     $2,935     $5,434     $449    $1,402    $2,435    $5,434
-------------------------------------------------------------------------------------------------------------------


                                             SERIES L
-------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END CONTRACT AT THE END OF THE APPLICABLE
                                     OF THE APPLICABLE TIME PERIOD                      TIME PERIOD
-------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with Investment
   Benefit account investment
   options                          $1,299    $2,146     $2,666     $5,839     $499    $1,546    $2,666    $5,839
-------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options               $1,250    $2,005     $2,437     $5,424     $450    $1,405    $2,437    $5,424
-------------------------------------------------------------------------------------------------------------------


                                             SERIES C
-----------------------------------------------------------------------------------------------------------
                                                                       IF YOU SURRENDER OR DO NOT SURRENDER
                                    IF YOU ANNUITIZE AT THE END OF THE YOUR CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD             APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options                N/A      $1,558  $2,686   $5,875   $503    $1,558   $2,686    $5,875
-----------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options                N/A      $1,417  $2,458   $5,462   $455    $1,417   $2,458    $5,462
-----------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                            SERIES ADV
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options                N/A      $1,234  $2,158   $4,900   $393    $1,234    $2,158    $4,900
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options                N/A      $1,090  $1,919   $4,438   $344    $1,090    $1,919    $4,438
------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.006%; Series CP(R):
0.011%; Series L: 0.014%; Series C: 0.005%; and Series ADV: 0.005%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment Performance variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,065   $1,710    $2,375    $3,880    $365    $1,110    $1,875    $3,880
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  898   $1,212    $1,552    $2,272    $198    $  612    $1,052    $2,272
---------------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,207   $1,935    $2,581    $4,278    $407    $1,235    $2,081    $4,278
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,034   $1,421    $1,735    $2,650    $234    $  721    $1,235    $2,650
---------------------------------------------------------------------------------------------------------------


                                             SERIES L
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,203   $1,819    $2,052    $4,206    $403    $1,219    $2,052    $4,206
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,036   $1,326    $1,242    $2,657    $236    $  726    $1,242    $2,657
---------------------------------------------------------------------------------------------------------------


                                             SERIES C
----------------------------------------------------------------------------------------------------------------
                                                                       IF YOU SURRENDER OR DO NOT SURRENDER YOUR
                                    IF YOU ANNUITIZE AT THE END OF THE CONTRACT AT THE END OF THE APPLICABLE
                                        APPLICABLE TIME PERIOD                   TIME PERIOD
----------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A      $1,232  $2,073   $4,243   $407     $1,232     $2,073     $4,243
----------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A      $  739  $1,264   $2,700   $240     $  739     $1,264     $2,700
----------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                            SERIES ADV
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A       $908   $1,545   $3,253   $297     $908     $1,545    $3,253
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A       $404   $  698   $1,536   $130     $404     $  698    $1,536
------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protection with Investment Performance variable investment options and a Special DCA program with amounts designated for the Protection with Investment Performance variable investment options.

Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protection with Investment Performance variable investment options.

..   Default certain contributions and transfers designated for a Protection with Investment Performance variable investment option(s) to the corresponding Investment Performance variable investment option(s), which invests in the same underlying Portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER

                        CONTRACT FEATURES AND BENEFITS

BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C and Series ADV contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B, SERIES L, AND SERIES ADV CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protection with Investment Performance account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority, Inc. ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

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THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
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If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NYSE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SEC. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.

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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protection with Investment Performance variable investment options (used to fund Guaranteed benefits)

..   Investment Performance variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C,
    Series CP(R) and Series ADV contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protection with Investment Performance account. The Protection with Investment Performance variable investment options are used to fund these benefits.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protection with Investment Performance account value. All amounts allocated to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for Protection with Investment Performance variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protection with Investment Performance variable investment options and Investment Performance variable investment options available to you. It is important to note that the Protection with Investment Performance variable investment options are also available as Investment Performance variable investment options. The Protection with Investment Performance variable investment options invest in the same Portfolios as the corresponding Investment Performance variable investment options.

PROTECTION WITH INVESTMENT PERFORMANCE
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
AXA STRATEGIC ALLOCATION
--------------------------------------------------------------------------------

.. EQ/AB Dynamic Moderate Growth
.. EQ/Balanced Strategy
.. EQ/Conservative Growth Strategy


.. EQ/Conservative Strategy
.. EQ/Moderate Growth Strategy

--------------------------------------------------------------------------------

FIXED INCOME
--------------------------------------------------------------------------------
.. EQ/Core Bond Index
.. EQ/Intermediate Government Bond
--------------------------------------------------------------------------------

EQUITY
--------------------------------------------------------------------------------

.. EQ/400 Managed Volatility
.. EQ/500 Managed Volatility
.. EQ/2000 Managed Volatility


.. EQ/Growth Strategy
.. EQ/International Managed Strategy

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                        CONTRACT FEATURES AND BENEFITS

INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate
.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Growth-Alt 20
.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth
.. American Century VP Large Company Value
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund .. American Funds Insurance Series(R) New World Fund(R)
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Focus Growth V.I. Fund
.. EQ/400 Managed Volatility/(1)/
.. EQ/500 Managed Volatility/(1)/
.. EQ/2000 Managed Volatility/(1)/
.. EQ/AB Dynamic Moderate Growth/(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/American Century Mid Cap Value
.. EQ/Balanced Strategy/(1)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(1)/
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Conservative Growth Strategy/(1)/
.. EQ/Conservative Strategy/(1)/
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Rising Dividends
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Franklin Strategic Income
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Global Bond PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Growth Strategy/(1)/
.. EQ/Intermediate Government Bond
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Comstock
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Ivy Science and Technology
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Lazard Emerging Markets Equity
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS International Growth
.. EQ/MFS International Value
.. EQ/MFS Technology
.. EQ/MFS Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate-Plus Allocation/(1)/
.. EQ/Moderate Growth Strategy/(1)/
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Real Return
.. EQ/PIMCO Total Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/T. Rowe Price Health Sciences
.. EQ/Templeton Global Equity Managed Volatility/(1)/
.. Fidelity(R) VIP Asset Manager: Growth
.. Fidelity(R) VIP Freedom 2015
.. Fidelity(R) VIP Freedom 2020
.. Fidelity(R) VIP Freedom 2025
.. Fidelity(R) VIP Freedom 2030
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. Franklin Allocation VIP/(1)/
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Guggenheim VIF Global Managed Futures Strategy
.. Guggenheim VIF Multi-Hedge Strategies
.. Invesco V.I. American Franchise
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. High Yield
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Asset Strategy
.. Ivy VIP Global Equity Income
.. Ivy VIP High Income
.. Ivy VIP Natural Resources
.. Ivy VIP Small Cap Growth
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. ProFund VP Biotechnology
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets



--------------------------------------------------------------------------------

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protection with Investment Performance variable investment options will be included in the Protection with Investment Performance account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment Performance variable investment options and the guaranteed interest option will be included in your Investment Performance account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment Performance and Protection with Investment Performance variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protection with Investment Performance variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."


You should be aware that having the GIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.


Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                        CONTRACT FEATURES AND BENEFITS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



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                                                                                         INVESTMENT ADVISER (AND
 AXA PREMIER VIP TRUST                                                                   SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME                  SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)            MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE ALLOCATION/*(1) /   Class A     Seeks to achieve long-term capital         .   AXA Equitable Funds   (check mark)
                                              appreciation.                                  Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE ALLOCATION/*(2) /     Class A     Seeks to achieve long-term capital         .   AXA Equitable Funds   (check mark)
                                              appreciation and current income.               Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS                  Class A     Seeks to achieve long-term capital         .   AXA Equitable Funds   (check mark)
  ALLOCATION/*(3) /                           appreciation and current income, with a        Management Group, LLC
                                              greater emphasis on capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                                       SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME                  SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)            MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC        Class IB    Seeks to achieve total return from long-   .   AXA Equitable Funds
  ALLOCATION                                  term capital appreciation and income.          Management Group, LLC
                                                                                         .   DoubleLine Capital LP
--------------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME             Class IA    Seeks a combination of growth and          .   AXA Equitable Funds
                                              income to achieve an above-average and         Management Group, LLC
                                              consistent total return.                   .   Barrow, Hanley,
                                                                                             Mewhinney & Strauss
                                                                                             LCC
--------------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS &           Class IA    Seeks to achieve capital appreciation.     .   AXA Equitable Funds
  ACQUISITIONS                                                                               Management Group, LLC
                                                                                         .   GAMCO Asset
                                                                                             Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL               Class IA    Seeks to maximize capital appreciation.    .   AXA Equitable Funds
  COMPANY VALUE                                                                              Management Group, LLC
                                                                                         .   GAMCO Asset
                                                                                             Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

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                                                                                        INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                                      SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)            MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND          Class IB    Seeks to maximize current income.          .   AXA Equitable Funds
                                                                                            Management Group, LLC
                                                                                        .   AXA Investment
                                                                                            Managers, Inc.
                                                                                        .   Post Advisory Group,
                                                                                            LLP
-------------------------------------------------------------------------------------------------------------------------------
1290 VT NATUAL RESOURCES         Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein
                                             capital.                                       L.P.
                                                                                        .   AXA Equitable Funds
                                                                                            Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE              Class IB    Seeks to provide long-term capital         .   AllianceBernstein
                                             appreciation and current income.               L.P.
                                                                                        .   AXA Equitable Funds
                                                                                            Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20          Class IA    Seeks long-term capital appreciation and   .   AXA Equitable Funds
                                             current income.                                Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/400 MANAGED                   Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein     (check mark)
  VOLATILITY/(+)*(4) /                       capital with an emphasis on risk-adjusted      L.P.
                                             returns and managing volatility in the     .   AXA Equitable Funds
                                             Portfolio.                                     Management Group, LLC
                                                                                        .   BlackRock Investment
                                                                                            Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/500 MANAGED                   Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein     (check mark)
  VOLATILITY/(+)*(5) /                       capital with an emphasis on risk-adjusted      L.P.
                                             returns and managing volatility in the     .   AXA Equitable Funds
                                             Portfolio.                                     Management Group, LLC
                                                                                        .   BlackRock Investment
                                                                                            Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/2000 MANAGED                  Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein     (check mark)
  VOLATILITY/(+)*(6) /                       capital with an emphasis on risk-adjusted      L.P.
                                             returns and managing volatility in the     .   AXA Equitable Funds
                                             Portfolio.                                     Management Group, LLC
                                                                                        .   BlackRock Investment
                                                                                            Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC MODERATE           Class IB    Seeks to achieve total return from long-   .   AllianceBernstein       (delta)
  GROWTH/(+)*(7)/                            term growth of capital and income.             L.P.
                                                                                        .   AXA Equitable Funds
                                                                                            Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP GROWTH/*(8) /    Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein
                                             capital.                                       L.P.
                                                                                        .   AXA Equitable Funds
                                                                                            Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID          Class IB    Seeks to achieve long-term capital         .   American Century
  CAP VALUE                                  growth. Income is a secondary objective.       Investment
                                                                                            Management, Inc.
                                                                                        .   AXA Equitable Funds
                                                                                            Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED STRATEGY/(+)*(9) /   Class IB    Seeks long-term capital appreciation and   .   AXA Equitable Funds   (check mark)
                                             current income.                                Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
                                                                                      INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                                    SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)            MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation and      .   AXA Equitable Funds
  EQUITY                               secondarily, income.                               Management Group, LLC
                                                                                      .   BlackRock Investment
                                                                                          Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Class IA    Seeks to achieve long-term growth of           .   AXA Equitable Funds
  RESEARCH                             capital.                                           Management Group, LLC
                                                                                      .   Capital Guardian
                                                                                          Trust Company
-----------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE LARGE CAP   Class IB    Seeks to achieve long-term capital             .   AXA Equitable Funds
  GROWTH/*(10) /                       growth.                                            Management Group, LLC
                                                                                      .   ClearBridge
                                                                                          Investments, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT      Class IA    Seeks to achieve capital appreciation,         .   AXA Equitable Funds   (check mark)
  EQUITY MANAGED                       which may occasionally be short-term,              Management Group, LLC
  VOLATILITY                           with an emphasis on risk-adjusted returns      .   BlackRock Investment
                                       and managing volatility in the Portfolio           Management, LLC
                                                                                      .   ClearBridge
                                                                                          Investments, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before         .   AllianceBernstein
                                       expenses that approximates the total               L.P.
                                       return performance of the Russell 3000(R)      .   AXA Equitable Funds
                                       Index, including reinvestment of                   Management Group, LLC
                                       dividends, at a risk level consistent with
                                       that of the Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE GROWTH     Class IB    Seeks current income and growth of             .   AXA Equitable Funds   (check mark)
  STRATEGY/(+)*(11) /                  capital, with a greater emphasis on                Management Group, LLC
                                       current income.
-----------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE            Class IB    Seeks a high level of current income.          .   AXA Equitable Funds   (check mark)
  STRATEGY/(+)*(12) /                                                                     Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX/(+) /   Class IB    Seeks to achieve a total return before         .   AXA Equitable Funds
                                       expenses that approximates the total               Management Group, LLC
                                       return performance of the Bloomberg            .   SSgA Funds
                                       Barclays U.S. Intermediate Government/             Management, Inc.
                                       Credit Bond Index, including reinvestment
                                       of dividends, at a risk level consistent with
                                       that of the Bloomberg Barclays U.S.
                                       Intermediate Government/Credit Bond
                                       Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of           .   AllianceBernstein
  EQUITY PLUS                          capital.                                           L.P.
                                                                                      .   AXA Equitable Funds
                                                                                          Management Group, LLC
                                                                                      .   ERNEST Partners, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before         .   AllianceBernstein
                                       expenses that approximates the total               L.P.
                                       return performance of the Standard &           .   AXA Equitable Funds
                                       Poor's 500 Composite Stock Index,                  Management Group, LLC
                                       including reinvestment of dividends, at a
                                       risk level consistent with that of the
                                       Standard & Poor's 500 Composite Stock
                                       Index.
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
                                                                                      INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                                    SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME               SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)            MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL      Class IB    Seeks to achieve long-term capital         .   AXA Equitable Funds
  AM(R) LARGE CAP                          appreciation.                                  Management Group, LLC
                                                                                      .   FIAM LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN BALANCED           Class IA    Seeks to maximize income while             .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY/*(13) /               maintaining prospects for capital              Management Group, LLC
                                           appreciation with an emphasis on risk-     .   BlackRock Investment
                                           adjusted returns and managing volatility       Management, LLC
                                           in the Portfolio.                          .   Franklin Advisers,
                                                                                          Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING             Class IB    Seeks to achieve long-term capital         .   AXA Equitable Funds
  DIVIDENDS                                appreciation. Preservation of capital,         Management Group, LLC
                                           while not a goal, is also an important     .   Franklin Advisers,
                                           consideration.                                 Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP          Class IA    Seeks to achieve long-term total return    .   AXA Equitable Funds   (check mark)
  VALUE MANAGED                            with an emphasis on risk-adjusted returns      Management Group, LLC
  VOLATILITY/*(14) /                       and managing volatility in the Portfolio.  .   BlackRock Investment
                                                                                          Management, LLC
                                                                                      .   Franklin Mutual
                                                                                          Advisers, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC          Class IB    Seeks a high level of current income. A    .   AXA Equitable Funds
  INCOME                                   secondary goal is long-term capital            Management Group, LLC
                                           appreciation.                              .   Franklin Mutual
                                                                                          Advisers, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON          Class IA    Primarily seeks capital appreciation and   .   AXA Equitable Funds   (check mark)
  ALLOCATION MANAGED                       secondarily seeks income.                      Management Group, LLC
  VOLATILITY/*(15) /
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS            Class IA    Seeks to achieve capital growth and        .   AXA Equitable Funds
                                           current income.                                Management Group, LLC
                                                                                      .   BlackRock Investment
                                                                                          Management, LLC
                                                                                      .   Wells Fargo Asset
                                                                                          Management
                                                                                          (International), LLC
                                                                                          and Wells Capital
                                                                                          Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY MANAGED       Class IA    Seeks to achieve long-term capital         .   AXA Equitable Funds   (check mark)
  VOLATILITY/*(16) /                       appreciation with an emphasis on risk-         Management Group, LLC
                                           adjusted returns and managing volatility   .   BlackRock Investment
                                           in the Portfolio.                              Management, LLC
                                                                                      .   Morgan Stanley
                                                                                          Investment
                                                                                          Management Inc.
                                                                                      .   OppenheimerFunds,
                                                                                          Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP       Class IB    Seeks to achieve long-term capital         .   AXA Equitable Funds
  VALUE                                    appreciation.                                  Management Group, LLC
                                                                                      .   Goldman Sachs Asset
                                                                                          Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                        INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                                      SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)            MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
EQ/GROWTH STRATEGY/(+)*(17) /   Class IB    Seeks long-term capital appreciation and    .   AXA Equitable Funds   (check mark)
                                            current income, with a greater emphasis         Management Group, LLC
                                            on capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE                 Class IB    Seeks to achieve a total return before      .   AXA Equitable Funds
  GOVERNMENT BOND/(+) /                     expenses that approximates the total            Management Group, LLC
                                            return performance of the Bloomberg         .   SSgA Funds
                                            Barclays U.S. Intermediate Government           Management, Inc.
                                            Bond Index, including reinvestment of
                                            dividends, at a risk level consistent with
                                            that of the Bloomberg Barclays U.S.
                                            Intermediate Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE           Class IA    Seeks to achieve long-term growth of        .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY/*(18) /                capital with an emphasis on risk-adjusted       Management Group, LLC
                                            returns and managing volatility in the      .   BlackRock Investment
                                            Portfolio.                                      Management, LLC
                                                                                        .   EARNEST Partners, LLC
                                                                                        .   Federated Global
                                                                                            Investment
                                                                                            Management Corp.
                                                                                        .   Massachusetts
                                                                                            Financial Services
                                                                                            Company d/b/a MFS
                                                                                            Investment Management
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY         Class IA    Seeks to achieve a total return (before     .   AllianceBernstein
  INDEX                                     expenses) that approximates the total           L.P.
                                            return performance of a composite index     .   AXA Equitable Funds
                                            comprised of 40% DJ Euro STOXX 50               Management Group, LLC
                                            Index, 25% FTSE 100 Index, 25% TOPIX
                                            Index, and 10% S&P/ASX 200 Index,
                                            including reinvestment of dividends, at a
                                            risk level consistent with that of the
                                            composite index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL MANAGED        Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein     (check mark)
  VOLATILITY/(+)*(19) /                     capital with an emphasis on risk-adjusted       L.P.
                                            returns and managing volatility in the      .   AXA Equitable Funds
                                            Portfolio.                                      Management Group, LLC
                                                                                        .   BlackRock Investment
                                                                                            Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE          Class IA    Seeks to provide current income and long-   .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY/*(20) /                term growth of income, accompanied by           Management Group, LLC
                                            growth of capital with an emphasis on       .   BlackRock Investment
                                            risk-adjusted returns and managing              Management, LLC
                                            volatility in the Portfolio.                .   Harris Associates
                                                                                            L.P.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK             Class IA    Seeks to achieve capital growth and         .   AXA Equitable Funds
                                            income.                                         Management Group, LLC
                                                                                        .   Invesco Advisers,
                                                                                            Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL          Class IB    Seeks to achieve total return through       .   AXA Equitable Funds
  ESTATE                                    growth of capital and current income.           Management Group, LLC
                                                                                        .   Invesco Advisers,
                                                                                            Inc.
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
                                                                                      INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                                    SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME               SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)            MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL       Class IB    Seeks to achieve long-term growth of       .   AXA Equitable Funds
  GROWTH                                   capital.                                       Management Group, LLC
                                                                                      .   Invesco Advisers,
                                                                                          Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY                  Class IB    Seeks to provide capital growth and        .   AXA Equitable Funds
                                           appreciation.                                  Management Group, LLC
                                                                                      .   Ivy Investment
                                                                                          Management Company
-----------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH          Class IB    Seeks to provide growth of capital.        .   AXA Equitable Funds
                                                                                          Management Group, LLC
                                                                                      .   Ivy Investment
                                                                                          Management Company
-----------------------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND             Class IB    Seeks to provide growth of capital.        .   AXA Equitable Funds
  TECHNOLOGY                                                                              Management Group, LLC
                                                                                      .   Ivy Investment
                                                                                          Management Company
-----------------------------------------------------------------------------------------------------------------------------
EQ/JANUS ENTERPRISE/*(21) /    Class IA    Seeks to achieve capital growth.           .   AXA Equitable Funds
                                                                                          Management Group, LLC
                                                                                      .   Janus Capital
                                                                                          Management LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Class IA    Seeks to achieve long-term capital         .   AXA Equitable Funds
  OPPORTUNITIES                            appreciation.                                  Management Group, LLC
                                                                                      .   J.P. Morgan
                                                                                          Investment
                                                                                          Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX      Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                           expenses that approximates the total           L.P.
                                           return performance of the Russell 1000(R)  .   AXA Equitable Funds
                                           Growth Index, including reinvestment of        Management Group, LLC
                                           dividends at a risk level consistent with
                                           the Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH            Class IA    Seeks to provide long-term capital         .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY/*(22) /               growth with an emphasis on risk-adjusted       Management Group, LLC
                                           returns and managing volatility in the     .   BlackRock Investment
                                           Portfolio.                                     Management, LLC
                                                                                      .   HS Management
                                                                                          Partners, LLC
                                                                                      .   Loomis, Sayles &
                                                                                          Company, L.P.
                                                                                      .   Polen Capital
                                                                                          Management, LLC
                                                                                      .   T. Rowe Price
                                                                                          Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                                        SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME                  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)            MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX          Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                              expenses that approximates the total            L.P.
                                              return performance of the Russell 1000(R)   .   AXA Equitable Funds
                                              Value Index, including reinvestment of          Management Group, LLC
                                              dividends, at a risk level consistent with
                                              that of the Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE                Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein     (check mark)
  MANAGED VOLATILITY/*(23) /                  capital with an emphasis on risk-adjusted       L.P.
                                              returns and managing volatility in the      .   AXA Equitable Funds
                                              Portfolio.                                      Management Group, LLC
                                                                                          .   BlackRock Investment
                                                                                              Management, LLC
                                                                                          .   Massachusetts
                                                                                              Financial Services
                                                                                              Company d/b/a MFS
                                                                                              Investment Management
---------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING                Class IB    Seeks to achieve long-term capital          .   AXA Equitable Funds
  MARKETS EQUITY                              appreciation                                    Management Group, LLC
                                                                                          .   Lazard Asset
                                                                                              Management LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES GROWTH/*(24) /   Class IA    Seeks to achieve capital appreciation.      .   AXA Equitable Funds
                                                                                              Management Group, LLC
                                                                                          .   Loomis, Sayles &
                                                                                              Company, L.P.
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL              Class IA    Seeks to achieve capital appreciation.      .   AXA Equitable Funds
  GROWTH                                                                                      Management Group, LLC
                                                                                          .   Massachusetts
                                                                                              Financial Services
                                                                                              Company d/b/a MFS
                                                                                              Investment Management
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE        Class IB    Seeks to achieve capital appreciation.      .   AXA Equitable Funds
                                                                                              Management Group, LLC
                                                                                          .   Massachusetts
                                                                                              Financial Services
                                                                                              Company d/b/a MFS
                                                                                              Investment Management
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY                 Class IB    Seeks to achieve capital appreciation.      .   AXA Equitable Funds
                                                                                              Management Group, LLC
                                                                                          .   Massachusetts
                                                                                              Financial Services
                                                                                              Company d/b/a MFS
                                                                                              Investment Management
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES                  Class IB    Seeks to achieve total return.              .   AXA Equitable Funds
                                                                                              Management Group, LLC
                                                                                          .   Massachusetts
                                                                                              Financial Services
                                                                                              Company d/b/a MFS
                                                                                              Investment Management
---------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                                  SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME            SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)            MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX            Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                        expenses that approximates the total            L.P.
                                        return performance of the Standard &        .   AXA Equitable Funds
                                        Poor's MidCap 400(R) Index, including           Management Group, LLC
                                        reinvestment of dividends, at a risk level
                                        consistent with that of the Standard &
                                        Poor's MidCap 400(R) Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE MANAGED    Class IA    Seeks to achieve long-term capital          .   AXA Equitable Funds   (check mark)
  VOLATILITY/*(25) /                    appreciation with an emphasis on risk           Management Group, LLC
                                        adjusted returns and managing volatility    .   BlackRock Investment
                                        in the Portfolio.                               Management, LLC
                                                                                    .   Diamond Hill Capital
                                                                                        Management, Inc.
                                                                                    .   Wellington
                                                                                        Management Company,
                                                                                        LLP
---------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE GROWTH          Class IB    Seeks long-term capital appreciation and    .   AXA Equitable Funds   (check mark)
  STRATEGY/(+)*(26) /                   current income, with a greater emphasis         Management Group, LLC
                                        on current income.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(++) /      Class IA    Seeks to obtain a high level of current     .   AXA Equitable Funds
                                        income, preserve its assets and maintain        Management Group, LLC
                                        liquidity.                                  .   The Dreyfus
                                                                                        Corporation
---------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL       Class IA    Seeks to achieve capital appreciation.      .   AXA Equitable Funds
                                                                                        Management Group, LLC
                                                                                    .   OppenheimerFunds,
                                                                                        Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL        Class IB    Seeks to achieve maximum real return,       .   AXA Equitable Funds
  RETURN                                consistent with preservation of capital         Management Group, LLC
                                        and prudent investment management.          .   Pacific Investment
                                                                                        Management Company
                                                                                        LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN        Class IB    Seeks to achieve maximum real return,       .   AXA Equitable Funds
                                        consistent with preservation of capital         Management Group, LLC
                                        and prudent investment management.          .   Pacific Investment
                                                                                        Management Company
                                                                                        LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN       Class IB    Seeks to achieve maximum total return,      .   AXA Equitable Funds
                                        consistent with preservation of capital         Management Group, LLC
                                        and prudent investment management.          .   Pacific Investment
                                                                                        Management Company
                                                                                        LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Class IA    Seeks to generate a return in excess of     .   AXA Equitable Funds
                                        traditional money market products while         Management Group, LLC
                                        maintaining an emphasis on preservation     .   Pacific Investment
                                        of capital and liquidity.                       Management Company
                                                                                        LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Class IA    Seeks to replicate as closely as possible   .   AllianceBernstein
                                        (before expenses) the total return of the       L.P.
                                        Russell 2000(R) Index.                      .   AXA Equitable Funds
                                                                                        Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER (AND
 EQ ADVISORS TRUST                                                               SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME          SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)            MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH   Class IA    Seeks to achieve long-term capital         .   AXA Equitable Funds
  STOCK                               appreciation and secondarily, income.          Management Group, LLC
                                                                                 .   T. Rowe Price
                                                                                     Associates, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH   Class IB    Seeks to achieve long-term capital         .   AXA Equitable Funds
  SCIENCES                            appreciation.                                  Management Group, LLC
                                                                                 .   T. Rowe Price
                                                                                     Associates, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL       Class IA    Seeks to achieve long-term capital growth  .   AXA Equitable Funds   (check mark)
  EQUITY MANAGED                      with an emphasis on risk adjusted returns      Management Group, LLC
  VOLATILITY/*(27) /                  and managing volatility in the Portfolio.  .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Templeton Global
                                                                                     Advisors Limited


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                       INVESTMENT ADVISER (AND
 FUNDS) - SERIES II                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to seek capital growth.  .   Invesco Advisers, Inc.
  AMERICAN
  FRANCHISE FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide reasonable    .   Invesco Advisers, Inc.
  DIVERSIFIED        current income and long-term growth of income and
  DIVIDEND FUND      capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised  .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.                 .   Sub-Adviser: Invesco
                                                                                     Canada Ltd.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.


---------------------------------------------------------------------------------------------------------------
 AB VARIABLE PRODUCT
 SERIES FUND,                                                                    INVESTMENT ADVISER (AND
 INC. - CLASS B                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                  AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
AB VPS BALANCED       The Portfolio's investment objective is to maximize total  .   AllianceBernstein L.P.
  WEALTH STRATEGY     return consistent with the manager's determination of
  PORTFOLIO           reasonable risk.
---------------------------------------------------------------------------------------------------------------
AB VPS                The Portfolio's investment objective is long-term growth   .   AllianceBernstein L.P.
  INTERNATIONAL       of capital.
  GROWTH PORTFOLIO


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                        INVESTMENT ADVISER (AND
 CLASS II                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  LARGE COMPANY      secondary objective.                                      Investment Management,
  VALUE FUND                                                                   Inc.


----------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                                      INVESTMENT ADVISER (AND
 CLASS P-2 SHARES                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
MANAGED RISK ASSET   The fund's investment objective is to provide high total     .   Capital Research and
  ALLOCATION FUND    return (including income and capital gains) consistent with      Management Company
                     preservation of capital over the long term while seeking to  .   Sub-Adviser: Milliman
                     manage volatility and provide downside protection.               Financial Risk Management
                                                                                      LLC


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                                  INVESTMENT ADVISER (AND
 CLASS 4 SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
BOND FUND            The fund's investment objective is to provide as high a  .   Capital Research and
                     level of current income as is consistent with the            Management Company
                     preservation of capital.
------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                                  INVESTMENT ADVISER (AND
 CLASS 4 SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL         The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION     growth of capital.                                           Management Company
  FUND
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)    The fund's investment objective is long-term capital     .   Capital Research and
                     appreciation.                                                Management Company
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES
 FUNDS, INC. -                                                                INVESTMENT ADVISER (AND
 CLASS III                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL     To seek high total investment return.                    .   Adviser: BlackRock
  ALLOCATION V.I.                                                                 Advisors, LLC
  FUND
------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP  Seeks long-term capital growth.                          .   Adviser: BlackRock
  FOCUS GROWTH V.I.                                                               Advisors, LLC
  FUND


---------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                INVESTMENT ADVISER
 SERVICE CLASS 2                                                                 (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks to maximize total return by allocating its   .   Fidelity Management &
  ASSET MANAGER:     assets among stock, bonds, short-term instruments, and          Research Company (FMR)
  GROWTH PORTFOLIO   other investments.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Fidelity Management &
  FREEDOM 2015       objective of principal preservation as the fund approaches      Research Company (FMR)
  PORTFOLIO/SM/      its target date and beyond.                                 .   FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Fidelity Management &
  FREEDOM 2020       objective of principal preservation as the fund approaches      Research Company (FMR)
  PORTFOLIO/SM/      its target date and beyond.                                 .   FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Fidelity Management &
  FREEDOM 2025       objective of principal preservation as the fund approaches      Research Company (FMR)
  PORTFOLIO/SM/      its target date and beyond.                                 .   FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Fidelity Management &
  FREEDOM 2030       objective of principal preservation as the fund approaches      Research Company (FMR)
  PORTFOLIO/SM/      its target date and beyond.                                 .   FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                          .   Fidelity Management &
  CAP PORTFOLIO                                                                      Research Company (FMR)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks a high level of current income. The fund may also     .   Fidelity Management &
  STRATEGIC INCOME   seek capital appreciation.                                      Research Company (FMR)
  PORTFOLIO


-------------------------------------------------------------------------------------------------------
 FIRST TRUST
 VARIABLE INSURANCE                                                      INVESTMENT ADVISER
 TRUST                                                                   (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW      Seeks to provide total return by allocating among   .   First Trust Advisors, L.P.
  JONES DIVIDEND &   dividend-paying stocks and investment grade bonds.
  INCOME ALLOCATION
  PORTFOLIO


--------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -                                                               INVESTMENT ADVISER
 CLASS 2                                                                        (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
FRANKLIN ALLOCATION  Seeks capital appreciation, with income as a secondary     .   Franklin Advisers, Inc.
  VIP FUND/*(28)/    goal.
--------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP  Seeks to maximize income while maintain prospects for      .   Franklin Advisers, Inc.
  FUND               capital appreciation.
--------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      Seeks capital appreciation. Its secondary goal in income.  .   Franklin Mutual Advisers,
  SHARES VIP FUND                                                                   LLC
--------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                      .   Templeton Asset
  DEVELOPING                                                                        Management Ltd.
  MARKETS VIP FUND
--------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN    Seeks long-term capital growth.                            .   Templeton Investment
  VIP FUND                                                                          Counsel, LLC
--------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation    .   Franklin Advisers, Inc.
  BOND VIP FUND      of capital. Capital appreciation is a secondary
                     consideration.
--------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                            .   Templeton Global
  VIP FUND                                                                          Advisors, Limited
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
 GUGGENHEIM                                                                    INVESTMENT ADVISER
 VARIABLE TRUST                                                                (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF       The Fund seeks to generate positive total returns over    .   Security Investors, LLC,
  GLOBAL MANAGED     time.                                                         which operates under the
  FUTURES STRATEGY                                                                 name Guggenheim
  FUND                                                                             Investments.
-------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF       Seeks long-term capital appreciation with less risk than  .   Security Investors, LLC,
  MULTI-HEDGE        traditional equity funds.                                     which operates under the
  STRATEGIES FUND                                                                  name Guggenheim
                                                                                   Investments.


-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 PORTFOLIOS                                                                    (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ASSET        To seek to provide total return.                          .   Ivy Investment Management
  STRATEGY                                                                         Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL       To seek to provide total return through a combination of  .   Ivy Investment Management
  EQUITY INCOME      current income and capital appreciation.                      Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL      To seek to provide capital growth and appreciation.       .   Ivy Investment Management
  RESOURCES                                                                        Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)


-------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. -                                                                  INVESTMENT ADVISER
 CLASS VC                                                                      (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND     The fund's investment objective is to seek high current   .   Lord, Abbett & Co. LLC
  DEBENTURE          income and the opportunity for capital appreciation to
  PORTFOLIO (VC)     produce a high total return.
-------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC  The fund's investment objective is growth of capital and  .   Lord, Abbett & Co. LLC
  STOCK PORTFOLIO    growth of income consistent with reasonable risk.
  (VC)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH   The fund's investment objective is capital appreciation.  .   Lord, Abbett & Co. LLC
  OPPORTUNITIES
  PORTFOLIO (VC)


-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                      INVESTMENT ADVISER
 SERVICE CLASS                                                           (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO


------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS                                                              INVESTMENT ADVISER
 VARIABLE TRUST                                                               (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
7TWELVE/TM/          The Portfolio seeks to provide superior volatility risk- .   7Twelve Advisors, LLC
  BALANCED           adjusted returns when compared to the bond and equity
  PORTFOLIO/(+++) /  markets in general.


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                                 INVESTMENT ADVISER
 ADVISOR CLASS                                                                     (AND SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with preservation  .   Pacific Investment
  MARKETS BOND           of capital and prudent investment management.                 Management Company LLC
  PORTFOLIO


-------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
 PROFUNDS VP                                                                   (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
PROFUND VP           Seeks investment results, before fees and expenses, that  .   ProFund Advisors LLC
  BIOTECHNOLOGY      correspond to the performance of the Dow Jones U.S.
                     Biotechnology/SM/ Index.
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT ADVISER
 S CLASS                                                                        (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------



(+) This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(++)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(+++)7Twelve/TM/ is registered belonging to Craig L. Israelsen.
* This information reflects the variable investment option's name. The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



-----------------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-----------------------------------------------------------
(1)   AXA Aggressive Allocation
-----------------------------------------------------------
(2)   AXA Moderate Allocation
-----------------------------------------------------------
(3)   AXA Moderate-Plus Allocation
-----------------------------------------------------------
(4)   AXA 400 Managed Volatility
-----------------------------------------------------------
(5)   AXA 500 Managed Volatility
-----------------------------------------------------------
(6)   AXA 2000 Managed Volatility
-----------------------------------------------------------
(7)   AXA/AB Dynamic Moderate Growth
-----------------------------------------------------------
(8)   AXA/AB Small Cap Growth
-----------------------------------------------------------
(9)   AXA Balanced Strategy
-----------------------------------------------------------
(10)  AXA/ClearBridge Large Cap Growth
-----------------------------------------------------------
(11)  AXA Conservative Growth Strategy
-----------------------------------------------------------
(12)  AXA Conservative Strategy
-----------------------------------------------------------
(13)  AXA/Franklin Balanced Managed Volatility
-----------------------------------------------------------
(14)  AXA/Franklin Small Cap Value Managed Volatility
-----------------------------------------------------------
(15)  AXA/Franklin Templeton Allocation Managed Volatility
-----------------------------------------------------------
(16)  AXA Global Equity Managed Volatility
-----------------------------------------------------------
(17)  AXA Growth Strategy
-----------------------------------------------------------
(18)  AXA International Core Managed Volatility
-----------------------------------------------------------
(19)  AXA International Managed Volatility
-----------------------------------------------------------
(20)  AXA International Value Managed Volatility
-----------------------------------------------------------
(21)  AXA/Janus Enterprise
-----------------------------------------------------------
(22)  AXA Large Cap Growth Managed Volatility
-----------------------------------------------------------
(23)  AXA Large Cap Value Managed Volatility
-----------------------------------------------------------
(24)  AXA/Loomis Sayles Growth
-----------------------------------------------------------
(25)  AXA Mid Cap Value Managed Volatility
-----------------------------------------------------------
(26)  AXA Moderate Growth Strategy
-----------------------------------------------------------
(27)  AXA/Templeton Global Equity Managed Volatility
-----------------------------------------------------------
(28)  Franklin Founding Funds Allocation VIP Fund
-----------------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protection with Investment Performance account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2019 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment Performance variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protection with Investment Performance variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protection with Investment Performance account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elected the GIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. The $60,000 will be included in your Protection with Investment Performance account value and will be used to calculate your GIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment Performance account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protection with Investment Performance variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

CUSTOM SELECTION RULES (APPLICABLE TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT ONLY)

For allocations to your Protection with Investment Performance account, you must allocate your contributions and transfers in accordance with our Custom Selection Rules. The Custom Selection Rules

                        CONTRACT FEATURES AND BENEFITS
require that all of your Protection with Investment Performance account value be allocated according to the category and investment option limits described below. Allocations to the Protection with Investment Performance account may be made through contributions and transfers from your Investment Performance account. These Custom Selection Rules do not apply to amounts allocated to your Investment Performance account.

Your Protection with Investment Performance account value must be allocated among the Protection with Investment Performance variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION


  EQ/AB Dynamic Moderate Growth
  EQ/Balanced Strategy
  EQ/Conservative Growth Strategy
  EQ/Conservative Strategy
  EQ/Moderate Growth Strategy


CATEGORY 2 -- FIXED INCOME

  EQ/Core Bond Index
  EQ/Intermediate Government Bond

CATEGORY 3 -- EQUITY


  EQ/400 Managed Volatility
  EQ/500 Managed Volatility
  EQ/2000 Managed Volatility
  EQ/Growth Strategy
  EQ/International Managed Volatility


Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits for allocations to your Protection with Investment Performance account only. The categories and investment option limits described here do not apply to amounts allocated to your Investment Performance account.

--------------------------------------------------------------------------------
                                                              CATEGORY
                                                   -----------------------------
                                                     1. AXA   2. FIXED 3. EQUITY
                                                   STRATEGIC   INCOME
                                                   ALLOCATION
--------------------------------------------------------------------------------
Maximum for category                               None/(1)/  None     60%
--------------------------------------------------------------------------------
Minimum for category                               None       40%/(2)/ None
--------------------------------------------------------------------------------
Maximum for each option                            None       None     10%/(3)/
--------------------------------------------------------------------------------

(1)If there is any allocation to Category 3, there is a 40% minimum allocation requirement to Category 2, thus limiting the amount that may be allocated to Category 1.
(2)Applies only if there is any allocation to Category 3.

(3)EQ/400 Managed Volatility and EQ/2000 Managed Volatility have a 10% maximum limit individually. EQ/Growth Strategy, EQ/International Managed Volatility and EQ/500 Managed Volatility are not subject to a per fund maximum.


There are no minimum allocations for any one Protection with Investment Performance variable investment option. Allocations must be in whole percentages.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Protection with Investment Performance variable investment options, either directly or through one of our Special DCA programs. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

..   Any amounts you have allocated among the Protection with Investment
    Performance variable investment options will NOT be automatically reallocated to conform with the new Custom Selection Rules.

..   If your allocation instructions on file prior to a change to our Custom
    Selection Rules DO NOT COMPLY with our new Custom Selection Rules:

   -- you will NOT be automatically required to change your allocation instructions;


   -- if you make a subsequent contribution, you will NOT be required to change your allocation instructions; or


   -- if you initiate a transfer, you WILL be required to change your instructions.

..   Any change to your allocation instructions must comply with our new Custom
    Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to a Special DCA program that are designated for future transfers to your Protection with Investment Performance variable investment options, your Protection with Investment Performance account value will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next

                        CONTRACT FEATURES AND BENEFITS
business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Protection with Investment Performance variable investment options so that the percentage of your Protection with Investment Performance account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Protection with Investment Performance variable investment options does not automatically change your allocation instructions for the rebalancing of your Protection with Investment Performance account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Protection with Investment Performance variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet our then current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Protection with Investment Performance variable investment options, we reserve the right to default any subsequent contribution or transfer to the corresponding Investment Performance variable investment option, which invests in the same underlying Portfolio.

We may offer an optional rebalancing program for amounts allocated to your Investment Performance variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;


..   General dollar cost averaging; and


..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. Amounts allocated to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options are included in the benefit bases for your Guaranteed benefits. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Protection with Investment Performance variable investment options. Also, you may make systematic transfers to the Investment Performance variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment Performance variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment Performance variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment Performance variable investment options. Below, we provide detail regarding each of the programs.

                        CONTRACT FEATURES AND BENEFITS

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C, Series CP(R) and Series ADV contracts.

SPECIAL DOLLAR COST AVERAGING PROGRAM

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 2% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protection with Investment Performance variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods; you may only have one time period in effect at any time and once you select a time period, you may not change it;

..   Contributions to a Special DCA program may be designated for the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.


   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;


..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protection with Investment Performance account to amounts

                        CONTRACT FEATURES AND BENEFITS
   allocated to the Investment Performance account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protection with Investment Performance variable investment options. The Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protection with Investment Performance variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protection with Investment Performance variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protection with Investment
    Performance variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protection with Investment Performance variable investment options to the corresponding Investment Performance variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment Performance variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to

                        CONTRACT FEATURES AND BENEFITS
any of the Investment Performance variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment Performance variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment Performance variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of the Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). For more information on how Credits affect your benefit bases, see "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

-------------------------------------------------
                                CREDIT PERCENTAGE
                                   APPLIED TO
FIRST YEAR TOTAL CONTRIBUTIONS    CONTRIBUTIONS
-------------------------------------------------
     Less than $350,000                 4%
-------------------------------------------------
     $350,000 or more                   5%
-------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment Performance account. Your Investment Performance account is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment Performance account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment Performance account. At that time, your Investment Performance account will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].

                        CONTRACT FEATURES AND BENEFITS

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

..   Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

   -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

   -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your Total account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your Total account value will be reduced by $2,000 (1% x $200,000).

..   No indication of intent:

   -- For your initial contribution, we will apply the credit percentage based upon the above table.

   -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $4,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of your Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value death benefit or a reset under the GIB benefit base reset or a reset of the Roll-up to age 85 component of the "Greater of" death benefit. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the Credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.

GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit, or "GIB". The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments") that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint

                        CONTRACT FEATURES AND BENEFITS
life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. The GIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GIB payments. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GIB benefit base. Lifetime GIB payments and your Annual withdrawal amount are described later in this section. With respect to your GIB, it is important to note the following:

..   Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account at which point transfers into the Protection with Investment Performance account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment Performance account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GIB. An Excess withdrawal that reduces your Protection with Investment Performance account value to zero will cause your GIB to terminate.

In order to fund your Guaranteed income benefit, you must make contributions or transfers to the Protection with Investment Performance account. All allocations to the Protection with Investment Performance account must be made in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance account value be allocated according to certain category and investment option limits. IF YOU ALLOCATE MONEY TO THE "EQUITY" CATEGORY, YOUR ALLOCATION INSTRUCTIONS MUST INCLUDE AT LEAST A 40% MINIMUM ALLOCATION TO THE "FIXED INCOME" CATEGORY. This will also limit the amount that may be allocated to the "AXA Strategic Allocation" Category. For detailed information on how our Custom Selection Rules work, see "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) contract. The GIB is issued to owners age 20 - 75 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GIB will be issued based on the older owner's age. The GIB cannot be added to your contract later if you decide to opt-out.

You can drop your GIB at any time prior to funding your Protection with Investment Performance account. For all Series except Series C and Series ADV, if you fund your Protection with Investment Performance account at issue, you can drop your GIB provided that the contributions to the contract are no longer subject to withdrawal charges. If you fund your Protection with Investment Performance account after issue, you cannot drop the GIB until the later of
(i) the contract date anniversary following the date the Protection with Investment Performance account is funded, and (ii) the expiration of all withdrawal charges. For Series C and Series ADV contracts, if you fund the Protection with Investment Performance account at issue, you can drop your GIB if your contract has been in force for at least four contract years. It is important to note that if you decide to drop your GIB, either before or after funding your Protection with Investment Performance account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

--------------------------------------------------------------------------------
THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US YOU DO NOT
WANT IT (OR "OPT OUT") AT THE TIME YOU COMPLETE YOUR APPLICATION.
--------------------------------------------------------------------------------

When you purchase a contract with the GIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus.

If you elected the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

--------------------------------------------------------------------------------
THE GUARANTEED INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
--------------------------------------------------------------------------------

GIB BENEFIT BASE

Your GIB has a benefit base. Your GIB benefit base is not an account value or cash value. The GIB benefit base is used to calculate your Lifetime GIB payments, your Annual withdrawal amount and the charge for the benefit. Your GIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any transfers to the Protection with Investment Performance variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   "Deferral bonus Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND
THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------
Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

On every contract date anniversary from your contract date up to the contract date anniversary following your 95th birthday or contract maturity (if earlier), your GIB benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The GIB benefit base reset is described in more detail below.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GIB. These amounts will be included in your GIB benefit base and will become part of your Protection with Investment Performance account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. Your initial GIB benefit base will be $60,000.

Provided you did not opt out of the GIB, you can fund your GIB benefit by allocating money to the Protection with Investment Performance variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protection with Investment Performance variable investment options also fund your Guaranteed minimum death benefit. Please note that all allocations to your Protection with Investment Performance account must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your "Deferral bonus Roll-up amount" and "Annual Roll-up amount" are described below. Your GIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your GIB benefit base. This includes credit amounts transferred from your Investment Performance account. Credits to your Investment Performance account are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your GIB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment Performance variable investment options. Your Investment Performance account is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Protection with Investment Performance variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). However, your Protection with Investment Performance account value would still increase by the transfer, which in this example is $5,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GIB benefit base is not an account value or cash value. As a result, the GIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protection with Investment Performance account. A withdrawal from your Protection with Investment Performance account in the first contract year in which you fund the Protection with Investment Performance account will reduce your GIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base for the contract year in which the first withdrawal is

                        CONTRACT FEATURES AND BENEFITS
made from your Protection with Investment Performance account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GIB benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- it is called the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is only used to calculate amounts credited to your GIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount under the GIB.

Beginning with the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your GIB benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral bonus Roll-up rate is variable and is tied to the Deferral Bonus Ten-Year Treasuries Formula Rate described below. The minimum Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protection with Investment Performance account. The Deferral bonus Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral bonus Roll-up rate that is greater than 8%.

..   DEFERRAL BONUS TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.50%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board
    Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral bonus Roll-up rate will generally be 0.50% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus Roll-up rate may not always be 0.50% greater than the Annual Roll-up rate. In some cases, it may be more or less than 0.50% greater than the Annual Roll-up rate.

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral bonus Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.75%. The Deferral bonus Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral bonus Roll-up rate to your GIB benefit base based on whether you have ever taken a withdrawal from the Protection with Investment Performance account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral bonus Roll-up rate will not be less than 4% or, if greater, the Deferral bonus Ten-Year Treasuries Formula Rate. The Annual Roll-up and Deferral bonus Roll-up rates that your contract is issued with will be applicable for the first two contract years, even if you first fund your Guaranteed benefits after issue during those first two contract years. In the third contract year, your Annual Roll-up rate and, if applicable, your Deferral bonus Roll-up rate, will be the renewal rates that are then in effect.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the greater of the rates in effect on the date of the application or the rates in effect on the date your contract is issued. If we do not receive your initial contribution

                        CONTRACT FEATURES AND BENEFITS
within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.

EXAMPLE:

   You sign your application for Retirement Cornerstone(R) Series contract on September 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the next day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.25% and 4.75%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

These are your initial Annual Roll-up and Deferral bonus Roll-up rates and they will apply to your contract for two full contract years. In the next contract year, Renewal rates will apply. For contracts issued before September 1, 2011, these rates applied for one full contract year. In the next contract year, Renewal rates will apply.

RENEWAL RATES. At the beginning of the contract year, starting with the third contract year, a new Annual Roll-up rate will apply to your contract. For contracts issued before September 1, 2011, a new Annual Roll-up rate will apply starting with the second contract year. A new Deferral bonus Roll-up rate will also apply provided you have not taken a withdrawal from your Protection with Investment Performance account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up Rate) and Deferral bonus Ten-Year Treasuries Formula Rate (for the Deferral bonus Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral bonus Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral bonus Roll-up rate in effect as of the most recent contract date anniversary.


NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GIB, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Account Access.


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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. THE DEFERRAL BONUS ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:


..   your GIB benefit base on the preceding contract date anniversary, multiplied by


..   the Annual Roll-up rate that was in effect on the first day of the contract year; less

..   any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protection with
    Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. The amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract and contributions and transfers to the Protection with Investment Performance

                        CONTRACT FEATURES AND BENEFITS
account during the contract year. The Deferral bonus Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base. Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:


..   your GIB benefit base on the preceding contract date anniversary, multiplied by


..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

                              -------------------

THE GIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

GIB BENEFIT BASE RESET

Your GIB benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier.

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your GIB benefit base reset.

If a reset is not applicable on your contract date anniversary, the GIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE GIB IF THE GIB BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your GIB benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase has been declared. If you do not want your fee to increase, you must notify us in writing at least one business day prior to the contract date anniversary that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee will apply upon the next reset.

If we do not increase the charge for the GIB when the GIB benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher GIB benefit base. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year beginning with the contract year that follows the contract year in which the Protection with Investment Performance account is funded, and is equal to:


..   the Annual Roll-up rate in effect at the time, multiplied by


..   the GIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB benefit base and adversely affecting your Lifetime GIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GIB BENEFIT BASE AND LIFETIME GIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT TO ZERO WILL CAUSE YOUR GIB TO TERMINATE. You do not have an Annual withdrawal amount in the contract year in which you fund the Protection with Investment Performance account. For a state-by-state description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix IV later in this Prospectus.

A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded will reduce your GIB benefit base on a pro rata basis. The portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protection with Investment Performance account in that contract year, will always reduce your GIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GIB benefit base on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current GIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protection with Investment Performance account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section. A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual GIB benefit base adjustment; and the effect of an Excess withdrawal is calculated"

                        CONTRACT FEATURES AND BENEFITS
below in this section. See also "How withdrawals affect your Guaranteed benefits" later in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral bonus Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments" later in this section.

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protection with Investment Performance variable investment options and $100,000 to your Investment Performance variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protection with Investment Performance variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral bonus rate is 4.50% in each contract year. Accordingly, your GIB benefit base on your fifth contract date anniversary is $130,323.

The GIB benefit base of $130,323 is calculated as follows:

You start with $100,000 allocated to the Protection with Investment Performance variable investment options. This amount is your initial GIB benefit base.

   -- The first Deferral bonus Roll-up amount increases your GIB benefit base to $104,500. ($100,000 + $4,500)

      $100,000 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $4,500 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The second Deferral bonus Roll-up amount increases your GIB benefit base to $109,202. ($104,500 + $4,702)

      $104,500 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $4,702 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment Performance account at the beginning of contract year three increases your GIB Benefit base to $114,202. ($109,202 + $5,000)

   -- The third Deferral bonus Roll-up amount increases your GIB benefit base to $119,341. ($114,202 + $5,139)

      $114,202 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,139 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fourth Deferral bonus Roll-up amount increases your GIB benefit base to $124,711. ($119,341 + $5,370)

      $119,341 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,370 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fifth Deferral bonus Roll-up amount increases your GIB benefit base to $130,323. ($124,711 + $ 5,612)

      $124,711 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,612 (DEFERRAL BONUS ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,213, calculated as follows:


..   $130,323 (GIB benefit base as of your most recent contract date anniversary
    MULTIPLIED BY

..   4% (your current Annual Roll-up rate) EQUALS


..   $5,213

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protection with Investment Performance variable investment options, making your current GIB benefit base after the contribution $140,323. Also assume that you withdraw your full Annual withdrawal amount of $5,213 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $130,323 (YOUR GIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS


..   $5,213 (the Annual withdrawal amount, which was withdrawn) PLUS


..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year six terminated the Deferral bonus Roll-up rate. Therefore on the sixth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GIB benefit base is $140,563.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,213 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,213 ($8,213 - $5,213 = $3,000). Further, assume that your Protection with Investment Performance account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB benefit base on a pro rata basis. Accordingly, your GIB benefit base is reduced by $4,209 at the time of the withdrawal, calculated as follows:

..   $140,323 (YOUR CURRENT GIB BENEFIT BASE: $130,323 + $10,000) MULTIPLIED BY

                        CONTRACT FEATURES AND BENEFITS

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTION WITH INVESTMENT PERFORMANCE
    ACCOUNT VALUE THAT WAS WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $4,209.

On your sixth contract date anniversary, your adjusted GIB benefit base is $136,354, calculated as follows:

..   $136,114 (YOUR GIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $140,323 - $4,209 = $136,114) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS


..   $136,354


See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protection with Investment Performance account value falls to zero (except as the result of an Excess withdrawal);

(ii)the contract date anniversary following your 95th birthday; and

(iii)your contract's maturity date.

Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Protection with Investment Performance account value falling to zero (DUE TO EITHER A WITHDRAWAL OF AN AMOUNT UP TO YOUR ANNUAL WITHDRAWAL AMOUNT OR THE DEDUCTION OF CHARGES) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Poor investment performance of the Protection with Investment Performance variable investment options may contribute to your Protection with Investment Performance account value falling to zero. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) Series contract, the calculation of the payments is not impacted.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.

Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Protection with Investment Performance account value is zero as described above, we will use your GIB benefit base as of the day your Protection with Investment Performance account value was reduced to zero. On the day your Protection with Investment Performance account value is reduced to zero, we calculate your GIB benefit base using the same formula described under "GIB benefit base" earlier in this section. Please note that there is no pro rata Annual Roll-up amount added to your GIB benefit base on the day your Protection with Investment Performance account value is reduced to zero. Annual Roll-up amounts are only added to your GIB benefit base at the end of the contract year.

Example:

   Assume your Protection with Investment Performance account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GIB benefit base is $100,000. If there were no contributions or transfers to the Protection with Investment Performance account or any excess withdrawals during that contract year, the GIB benefit base on the day your Protection with Investment Performance account value was reduced to zero would be $100,000.

If your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add the Annual Roll-up amount to your GIB benefit base.

The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as of the date your Protection with Investment Performance account value goes to zero or at contract maturity, as follows:

--------------------------------------
 AGE          SINGLE LIFE  JOINT LIFE
--------------------------------------
Up to age 85  4%           3.25%
--------------------------------------
Ages 86-94    5%           4%
--------------------------------------
Age 95        6%           4.50%
--------------------------------------

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have no Investment Performance account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will con- tinue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving] your Lifetime GIB payments. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next con- tract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the

                        CONTRACT FEATURES AND BENEFITS
   payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Protection with Investment Performance account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Protection with Investment Performance account value goes to zero.

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have Investment Performance account value, the following applies:

(i)We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Lifetime GIB payment will not reduce your Investment Performance account value.

(viii)Your Guaranteed minimum death benefit will be terminated once your Protection with Investment Performance account value goes to zero.

(ix)Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) contract until your Investment Performance account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.

If your Protection with Investment Performance account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the owner reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GIB payments will be equal to the greater of:

  . your Protection with Investment Performance account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-


  . the GIB benefit base applied to the flat percentage discussed above in this section.


For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Protection with Investment Performance account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protection with Investment Performance account value, which currently equals a monthly payment of $1,065, or

(ii)The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment Performance account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

                        CONTRACT FEATURES AND BENEFITS

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment Performance account value will be terminated.

If you elected the GIB and your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

Please see the Hypothetical illustrations in Appendix V for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Protection with Investment Performance account value falls to zero, and (ii) a contract owner reaches age 95.

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment Performance account and any Guaranteed minimum death benefit funded by your Protection with Investment Performance account differently.

The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protection with Investment Performance account will be based on the greater of (i) your Protection with Investment Performance account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protection with Investment Performance account, your death benefit will be based on your Investment Performance account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protection with Investment Performance account and had no Investment Performance account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment Performance account and a Guaranteed minimum death benefit that has been funded through allocations to the Protection with Investment Performance account. In that case, your beneficiaries would receive the Investment Performance account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, if you are age 0 - 75 (0 - 70 for Series CP(R)) you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protection with Investment Performance account as follows:

..   Return of Principal death benefit; or

..   Highest Anniversary Value death benefit; or

..   The "Greater of" death benefit.

The "Greater of" death benefit can only be elected in combination with the GIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protection with Investment Performance variable investment options

..   Investment Performance variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R),
    C, and ADV contracts only)

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GMDB. These amounts will be included in your respective GMDB benefit base and will become part of your Protection with Investment Performance account value.

For Series CP(R) contracts, any credit amounts attributable to your contributions allocated to the Protection with Investment Performance account are not included in your respective GMDB benefit base. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit amounts to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your GMDB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the amount of the transfer.

Your death benefit in connection with your Protection with Investment Performance account is equal to one of the following -- whichever provides a higher amount:

..   Your Protection with Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

                        CONTRACT FEATURES AND BENEFITS

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options, less

..   A deduction that reflects any withdrawals you make from the Protection with
    Investment Performance variable investment options or from amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protection with Investment Performance account.

If you have not taken a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options.

                                     -OR-

..   Your highest Protection with Investment Performance account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions either directly or through a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protection with Investment Performance account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protection with Investment Performance variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protection with Investment Performance account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions to a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs.

Please see Appendix II later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

"GREATER OF" DEATH BENEFIT

Your "Greater of" guaranteed minimum death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

                        CONTRACT FEATURES AND BENEFITS

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   Any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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In order to elect the "Greater of" death benefit, you must also elect the GIB. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, and until the contract year following age 85, if your Lifetime GIB payments under the GIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

On every contract date anniversary from your contract date up to the contract date anniversary following your 85th birthday or contract maturity, if earlier, your Roll-up to age 85 benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- the "Deferral bonus Roll-up rate," described below.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account.

Beginning in the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL BONUS ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL BONUS ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Deferral bonus Ten-Year Treasuries Rate Formula. See "Deferral bonus Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GIB. The new business rates are no longer applicable after the second contract year -- even if you fund your Guaranteed benefits after those first two contract years. See "New business rates" under Guaranteed income benefit in "Contract features and benefits" for more information.

                        CONTRACT FEATURES AND BENEFITS

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral bonus Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed income benefit" in "Contract features and benefits."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GIB. For more information, see "Renewal rates" under "Guaranteed income benefit" in "Contract features and benefits."


NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Account Access.


ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:


..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by


..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protection with
    Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment Performance variable investment options and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE
ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract, and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral bonus Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:


..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by


..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

                        CONTRACT FEATURES AND BENEFITS

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral bonus Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Your Roll-up to age 85 benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier.

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Roll-up to age 85 benefit base reset.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE "GREATER OF" DEATH BENEFIT IF THE ROLL-UP TO AGE 85 BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your Roll-up to age 85 benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase for the "Greater of" death benefit has been declared. If you do not want your fee to increase, you must notify us on the specified form that we provide at least one business day prior to the contract date anniversary that you want to opt out of the reset. You can notify us on the specified form that we provide to opt back in to automatic resets at a later date. The then current fee for the "Greater of" death benefit will apply upon the next reset.

If we do not increase the charge for the "Greater of" death benefit when the Roll-up to age 85 benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you elected the "Greater of" death benefit and the GIB, both your Roll-up to age 85 benefit base and GIB benefit base are calculated the same way until age
85. Therefore, your Roll-up to age 85 benefit base and GIB benefit base are equal until age 85. On the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and
(iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protection with Investment Performance account, if Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded is an Excess withdrawal. A withdrawal that causes your Protection with Investment Performance account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protection with Investment Performance account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

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IF YOU HAVE BOTH THE GIB AND THE "GREATER OF" DEATH BENEFIT, THE GIB BENEFIT BASE AND THE ROLL-UP TO AGE 85 DEATH BENEFIT BASE ARE EQUAL UNTIL AGE 85. BEGINNING ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, YOUR ROLL-UP TO
AGE 85 BENEFIT BASE THAT IS PART OF YOUR "GREATER OF" GUARANTEED MINIMUM DEATH BENEFIT, WILL (I) NO LONGER ROLL UP; (II) NO LONGER BE ELIGIBLE FOR RESETS; AND BE REDUCED DOLLAR-FOR DOLLAR BY WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT.
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For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix II later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES

Any credit amounts attributable to your contributions are not included in your GIB and GMDB benefit bases. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credits to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a Credit will be excluded from your Guaranteed benefit bases. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000. Your contract is issued with the GIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment Performance variable investment options and $0 to the Protection with Investment Performance variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The Credit applied to your contract is $4,000 ($100,000 x 4%), resulting in an initial Investment Performance account value of $104,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protection with Investment Performance variable investment options. After that transfer, your Protection with Investment Performance account value would be $10,000, but your GIB benefit base and Return of Principal benefit base would both be $6,000. ($10,000 - $4,000). This is because Credits to your Investment Performance account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protection with Investment Performance account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protection with Investment Performance account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protection with Investment Performance account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protection with Investment Performance account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

Withdrawals from your Protection with Investment Performance account always reduce your Highest Anniversary Value benefit base and Return of Principal benefit base on a pro rata basis, as described above.

Withdrawals affect your GIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protection with Investment Performance account in the contract year in which you first fund your Protection with Investment Performance account will reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account and until the contract date anniversary after age 85, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protection with Investment Performance account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your

                        CONTRACT FEATURES AND BENEFITS

   Protection with Investment Performance account in that contract year will reduce the GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protection with Investment Performance account. If you have not funded your Protection with Investment Performance account, we call this a "pre-funding" drop or change. If you have funded your Protection with Investment Performance account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protection with Investment Performance account, you can drop your GIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GIB, the Guaranteed minimum death benefit cannot be changed without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protection with Investment Performance account.

POST-FUNDING DROP

SERIES B, CP(R) AND L CONTRACTS

If you funded your Protection with Investment Performance account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protection with Investment Performance account was funded, and (ii) the expiration of all withdrawal charges.

SERIES C AND SERIES ADV CONTRACTS

If you funded your Protection with Investment Performance account at issue and your contract has been in force for four contract years, you have the option to drop both your GIB and Guaranteed minimum death benefit or in some cases, drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop or change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protection with Investment Performance account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protection with Investment Performance account or make a one-time transfer to the Investment Performance variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protection with Investment Performance account.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA

                        CONTRACT FEATURES AND BENEFITS
owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. For certain Inherited IRAs, if, you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum

                        CONTRACT FEATURES AND BENEFITS
   contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you elected the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment Performance account value and the greater of the Protection with Investment Performance account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. SINCE THE CONTRACTS ARE NO LONGER AVAILABLE TO NEW PURCHASERS, THIS CANCELLATION PROVISION IS NO LONGER APPLICABLE.

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protection with Investment Performance account value, and (ii) the Investment Performance account value. Your "Protection with Investment Performance account value" is the total value you have in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options. Your "Investment Performance account value" is the total value you have in: (i) the Investment Performance variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Investment Performance variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protection with Investment Performance variable investment options and Investment Performance variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment Performance account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Protection with Investment Performance account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

..   If you elected the GIB and your Protection with Investment Performance account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

..   If your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

                       DETERMINING YOUR CONTRACT'S VALUE

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment Performance variable investment options or guaranteed interest option can be transferred among the Investment Performance variable investment options. Also, amounts allocated to the Investment Performance variable investment options or the guaranteed interest option can be transferred to the Protection with Investment Performance variable investment options through age 75 or, if later, until your first contract date anniversary. Transfers into your Protection with Investment Performance account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   Amounts invested in the Protection with Investment Performance variable investment options can only be transferred among the Protection with Investment Performance variable investment options. Transfers out of the Protection with Investment Performance variable investment options into the Investment Performance variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protection with Investment Performance account value must be withdrawn from the contract or transferred into the Investment Performance variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE
    ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. YOU CAN, HOWEVER, CONTINUE TO MAKE
    TRANSFERS FROM YOUR INVESTMENT PERFORMANCE ACCOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS (A) YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT
    OR (B) THE VALUE OF YOUR PROTECTED WITH INVESTMENT PERFORMANCE ACCOUNT
    FALLS TO ZERO, AT WHICH POINT TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protection with Investment Performance account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   For amounts allocated to the Protection with Investment Performance variable investment options, you may make a transfer from one Protection with Investment Performance variable investment option to another Protection with Investment Performance variable investment option as follows:

   -- You may make a transfer within the same category provided the resulting allocation to the receiving Protection with Investment Performance variable investment option does not exceed the investment option maximum in place at the time of the transfer.

   -- You can make a transfer from a Protection with Investment Performance variable investment option in one category to a Protection with Investment Performance variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Protection with Investment Performance variable investment option are met. For detailed information regarding these rules, see "Category and investment option limits" under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

   -- You may also request a transfer that would reallocate your account value in the Protection with Investment Performance variable investment options based on percentages, provided those percentages are consistent with the category and Protection with Investment Performance variable investment option limits in place at the time of the transfer.

   -- In calculating the limits for any transfers among the Protection with Investment Performance variable investment options, we use the Protection with Investment Performance account value percentages as of the date prior to the transfer.

   -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form), through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment Performance account value among your Investment Performance variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options. Option II allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and


(b)how often you want the rebalancing to occur (quarterly, semian-nually, or annually on a contract year basis).


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment Performance account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment Performance variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protection with Investment Performance variable investment options. For information about rebalancing among the Protection with Investment Performance variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits."

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment Performance variable investment options and the guaranteed interest option transferred to the Protection with Investment Performance variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment Performance account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment Performance account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment Performance account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment Performance account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account as of the date of the transfer. If there are no gains in the Investment Performance account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment Performance account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account in excess of a specified percentage. If there are no gains in the Investment Performance account, a transfer will not occur.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment Performance account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protection with Investment Performance account. All subsequent contributions made to the Investment Performance account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment Performance account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment Performance account on the date of the transfer. For this purpose, "gains" is equal to the Investment Performance account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits that are applied to the Investment
    Performance account will not be part of the net contribution amount. The total amount of credit applied to the Investment Performance account will be considered transferred to the Protection with Investment Performance account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment Performance account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment Performance account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment Performance account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment Performance variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment Performance vari- able investment options and the guaranteed interest option.

..   All transfers to the Protection with Investment Performance vari- able investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment Performance account to the
    Protection with Investment Performance account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your Retirement Corner- stone(R) contract.

..   You can elect a rebalancing program for your Investment Perfor- mance account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment Performance account value.

..   If all Guaranteed benefits are dropped post-funding of the Pro- tection with Investment Performance account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or trans- fers to the Protection with Investment Performance variable investment options, or if you are unable to make subsequent

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS contributions and/or transfers to the Protection with Investment Performance variable investment options due to any other contri- bution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment Performance account following your first withdrawal from the Protection with Investment Performance account, your Systematic transfer pro- gram will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protection with Investment Performance variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protection with Investment Performance variable investment options. The first withdrawal from your Protection with Investment Performance account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract", and "Annual Roll-up rate" and "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus, as well as Appendix IX for more information.

METHOD OF WITHDRAWAL

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                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
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Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
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Roth IRA                                                        Yes       Yes      Yes        Yes        No
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Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
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QP/(5)/                                                         Yes       Yes      No         No         No
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(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GIB only.
(3)Available for withdrawals from your Investment Performance variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GIB)

You may take automatic withdrawals from your Protection with Investment Performance account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning after the first contract date anniversary. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

If you take a partial withdrawal from your Protection with Investment Performance account while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

MAXIMUM PAYMENT PLAN

If you have funded the GIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Protection with Investment Performance account in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.

                             ACCESSING YOUR MONEY

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protection with Investment Performance account and your Investment Performance account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protection with Investment Performance account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment Performance account. If in any contract year there is insufficient value in the Investment Performance account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment Performance account as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

PARTIAL WITHDRAWALS AND SURRENDERS

(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS

(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Investment Performance variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment Performance account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C and Series ADV which have no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment Performance account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT,

                             ACCESSING YOUR MONEY

THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS

(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protection with Investment Performance account or the Investment Performance account. This option is not available if your Total account value is split between the Protection with Investment Performance account and the Investment Performance account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protection with Investment Performance account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND

                             ACCESSING YOUR MONEY

YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS

(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Protection with Investment Performance account and Investment Performance account values are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" death benefit) on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Protection with Investment Performance account may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protection with Investment Performance account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protection with Investment Performance account made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protection with Investment Performance variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protection with Investment Performance account will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional

                             ACCESSING YOUR MONEY
amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protection with Investment Performance variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protection with Investment Performance variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protection with Investment Performance account value and the Investment Performance account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protection with Investment Performance variable investment options; or

(2)Take the entire withdrawal from the Investment Performance account value, specifying which Investment Performance variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3)Request a certain portion of the withdrawal to be taken from the Protection with Investment Performance variable investment options and take the remaining part of the withdrawal from the Investment Performance variable investment options. You must specify the investment options for the Investment Performance account value. The withdrawal from the Protection with Investment Performance variable investment options will be taken on a pro rata basis.

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protection with Investment Performance account value falls to zero.

..   If you did not elect the GIB or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Protection with Investment Performance account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

                             ACCESSING YOUR MONEY

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:


(1)the NYSE is closed or restricts trading,


(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;


..   any disbursement requested within 30 days of an address change;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; and


..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GIB or a Guaranteed minimum death benefit, your contract may have both a Protection with Investment Performance account value and an Investment Performance account value. If there is a Protection with Investment Performance account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

                             ACCESSING YOUR MONEY

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details.

The payments that you receive upon annuitization of your Protection with Investment Performance account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment Performance account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).

---------------------------------------------------------------------------------
Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
---------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

(FOR THE PURPOSES OF THIS SECTION, PLEASE NOTE THAT WITHDRAWAL CHARGES DO NOT APPLY TO SERIES C AND SERIES ADV CONTRACTS.)


The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone(R) Series contract.


There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed income benefit under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protection with Investment Performance account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

                             ACCESSING YOUR MONEY

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Investment Performance account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GIB, the following applies on the maturity date:

..   For amounts allocated to your Investment Performance account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protection with Investment
    Performance account value on your maturity date, we will apply the Protection with Investment Performance account value to either (a) or
    (b) below, whichever provides a greater payment:

   (a)a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Protection with Investment Performance account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Investment Performance account, you must select an annuity payout option or take a lump sum payment.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protection with Investment Performance variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               0.95%
   Series L:                   1.10%
   Series C:                   1.10%
   Series ADV                  0.35%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.30%
   Series CP(R):               0.35%
   Series L:                   0.30%
   Series C:                   0.25%
   Series ADV                  0.20%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.20%
   Series CP(R):               0.25%
   Series L:                   0.25%
   Series C:                   0.35%
   Series ADV                  0.10%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment Performance variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protection with Investment Performance variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions.

Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                           WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                1    2   3   4      5    6   7      8    9     10
--------------------------------------------------------------------------------------------------------------------
Series B                                                     7%      7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
--------------------------------------------------------------------------------------------------------------------
Series L                                                     8%      7%  6%  5%  0%/(2)/ --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------
Series CP(R)                                                 8%      8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
--------------------------------------------------------------------------------------------------------------------
Series C                                                     --/(4)/ --  --  --  --      --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------
Series ADV                                                   --/(4)/ --  --  --  --      --  --  --      --  --
--------------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.
(4)Charge does not apply to Series C and Series ADV contracts.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges.

                             CHARGES AND EXPENSES

The charge will be taken out of your Protection with Investment Performance and Investment Performance account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment Performance account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you have Guaranteed minimum death benefit with your contract, but did not elect the GIB, your free withdrawal amount is equal to 10% of your Investment Performance account value and 10% of your Protection with Investment Performance account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment Performance account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GIB. With respect to the Investment Performance account, your free withdrawal amount is 10% of the Investment Performance account value at the beginning of the contract year.

With respect to the Protection with Investment Performance account, the free withdrawal amount is the GIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral bonus Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GIB until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Investment Performance account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protection with Investment Performance account and a contribution into the Investment Performance account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment Performance account and the Protection with Investment Performance account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period,

                             CHARGES AND EXPENSES
   as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.95% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your Roll-Up to age 85 benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.10%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED INCOME BENEFIT CHARGE. If you elected the GIB, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.95% of the GIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your GIB benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.25%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.

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For the Highest Anniversary Value death benefit, "Greater of" death benefit and GIB, we will deduct each charge from your Protection with Investment Performance variable investment options on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protection with Investment Performance variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment Performance account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year:

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protection with Investment Performance account value;

..   you transfer 100% of your Protection with Investment Performance account value to the Investment Performance account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protection with Investment Performance account value (following the dropping of your Guaranteed benefits).

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

FEE-BASED EXPENSES (SERIES ADV CONTRACTS ONLY)

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of

                             CHARGES AND EXPENSES
this contract in order to pay advisory or custodial account expenses. Withdrawals from your Retirement Cornerstone(R) -- Series ADV contract to pay those expenses will be treated like any other withdrawal. Withdrawals from amounts in your Protection with investment performance account may impact your Guaranteed benefits.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (for certain variable investment options).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(R) Credit feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protection with Investment Performance account is equal to your Protection with Investment Performance account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protection with Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO "ANNUITANT" AND "JOINT ANNUITANT", RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

                           PAYMENT OF DEATH BENEFIT

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral bonus Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

   -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your Total account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your Total account value.

     . The Guaranteed minimum death benefit will no longer be eligible to increase, other than by the dollar amount of any subsequent contributions to the Protection with Investment Performance account by your surviving spouse, and will be subject to pro rata reduction for any subsequent withdrawals.

                           PAYMENT OF DEATH BENEFIT

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Guaranteed minimum death benefit base on the date of your death, your Total account value WILL BE INCREASED to equal the Guaranteed minimum death benefit base.

The GIB may continue, as follows:


..   If the surviving spouse is the older spouse, the GIB (with its charge)
    continues with no change.


..   If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, the GIB (with its charge) continue, as follows:

   (i)The surviving spouse may contribute and/or transfer amounts to the Protection with Investment Performance variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(R) contracts).

  (ii)The GIB benefit base will continue to roll up until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

..   If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 701/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment Performance variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

                           PAYMENT OF DEATH BENEFIT

..   The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment Performance variable investment options but no subsequent contributions will be permitted.

..   The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such Protection with Investment Performance account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one

                                TAX INFORMATION
or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. We do not currently offer a period certain option without life contingencies. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments" or the beginning of Lifetime GIB payments.)

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

                                TAX INFORMATION

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

                                TAX INFORMATION

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series C, Series CP(R), Series L or Series ADV contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $6,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

                                TAX INFORMATION

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2019 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50 - 70 1/2"catch-up" contributions ($7,000 for 2019). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   certain death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

                                TAX INFORMATION

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or


..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.


You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

                                TAX INFORMATION

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death

                                TAX INFORMATION
beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty

                                TAX INFORMATION
exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series C, Series CP(R), Series L or Series ADV Roth IRA contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

                                TAX INFORMATION

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

                                TAX INFORMATION

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

                                TAX INFORMATION

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings

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are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protection with Investment Performance variable investment options will be allocated to corresponding Investment Performance variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protection with Investment Performance account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our "business day" is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

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..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Total account value. For instance,

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systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

MISSTATEMENT OF AGE


If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract; and
(iii) only the death benefit provided by amounts allocated to the Investment Performance account will apply.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory

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to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary and any payment of the Lifetime GIB amount will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protection with Investment Performance account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold (except for Series ADV contracts sold through AXA Distributors.) AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.
FOR SERIES B, SERIES L, SERIES CP(R) AND SERIES C CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

For Series B, Series L, Series CP(R) and Series C contracts, when a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. For Series ADV contracts, AXA Equitable pays compensation to AXA Advisors based on the advisory fee associated with the custodial account. For contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%.

For all contract Series, AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial

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professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.
FOR ALL CONTRACT SERIES EXCEPT SERIES ADV:

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

FOR SERIES ADV CONTRACTS:

For contracts sold through AXA Distributors, AXA Distributors will not receive any compensation.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. (THE FOLLOWING SECTION APPLIES TO ALL CONTRACT SERIES EXCEPT SERIES ADV)

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

                               MORE INFORMATION

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services
CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.
Farmer's Financial Solution


Geneos Wealth Management
Gradient Securities, LLC

H. Beck, Inc.

H.D. Vest Investment Securities, Inc.

Huntleigh Secirities Corp.

Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning

Lion Street Financial

LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC
PlanMember Securities Corp.

PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Wells Fargo

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 0.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
---------------------------------------------------------------------------------------------------
   Unit value                            $11.39 $11.95 $10.97 $10.17 $10.63 $10.45      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
---------------------------------------------------------------------------------------------------
   Unit value                            $18.78 $21.40 $18.60 $16.57 $16.96 $15.71  $12.00   $10.26
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
---------------------------------------------------------------------------------------------------
   Unit value                            $12.90 $13.65 $12.94 $12.09 $11.86 $11.75  $10.65   $10.19
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------------
   Unit value                            $18.82 $22.44 $19.45 $15.88 $16.95 $16.56  $11.98   $10.23
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      1      1     --     --      --        1
---------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
---------------------------------------------------------------------------------------------------
   Unit value                            $11.31 $11.65 $11.01 $ 9.92 $10.30 $10.17      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
---------------------------------------------------------------------------------------------------
   Unit value                            $ 8.31 $ 9.74 $ 8.75 $ 6.80 $ 9.22 $10.64      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE
---------------------------------------------------------------------------------------------------
   Unit value                            $10.64 $11.33 $10.34 $ 9.95 $10.22 $ 8.82      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      1      1     --      --       --
---------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $10.05 $11.08 $10.10 $ 9.31 $10.12 $10.21      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $14.85 $15.97 $13.90 $13.39 $13.31 $12.51  $10.83   $ 9.61
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $10.12 $12.37 $ 9.25 $10.01 $10.30 $10.52  $ 9.34   $ 8.16
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      2      2      1      1      --       --
---------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------------
   Unit value                            $13.76 $14.98 $13.01 $11.95 $12.53 $12.31  $10.86   $ 9.76
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $19.17 $21.02 $19.06 $16.68 $17.50 $15.62  $12.00   $10.38
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
---------------------------------------------------------------------------------------------------
   Unit value                            $10.34 $10.51 $10.24 $10.02 $10.10 $ 9.67      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      1      1      1     --      --       --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
---------------------------------------------------------------------------------------------------
   Unit value                            $12.62 $14.24 $11.41 $11.27 $11.35 $11.21      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
---------------------------------------------------------------------------------------------------
   Unit value                            $12.57 $13.31 $11.67 $10.95 $11.14 $10.89      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
---------------------------------------------------------------------------------------------------
   Unit value                            $10.63 $12.48 $ 9.73 $ 9.33 $ 9.72 $10.65      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $18.07 $20.73 $18.11 $15.23 $15.82 $14.64  $11.19   $ 9.67
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      2      2      2       2        2
---------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $20.15 $21.59 $18.00 $16.32 $16.36 $14.63  $11.25   $ 9.86
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        4      4      5      6      6      7       7        6
---------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $17.17 $19.62 $17.34 $14.48 $15.36 $14.86  $10.89   $ 9.49
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      1      1      2      2      2       2        2
---------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------
   Unit value                            $15.82 $17.44 $14.74 $13.64 $13.97 $13.43  $10.69   $ 9.42
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $13.27 $13.94 $12.77 $12.13 $12.29 $11.85  $10.49   $ 9.73
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $12.53 $13.04 $12.15 $11.66 $11.79 $11.43  $10.41   $ 9.77
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        7      7      7      7      7      2       5       --
---------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $11.13 $11.36 $10.97 $10.74 $10.83 $10.62  $10.24   $ 9.87
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --       3       --
---------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $13.60 $15.59 $12.44 $11.99 $12.28 $12.15  $10.16   $ 8.74
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $14.86 $15.92 $14.09 $13.12 $13.34 $12.71  $10.64   $ 9.63
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        4      4      4      5      5      5       5       --
---------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $10.45 $12.36 $ 9.85 $ 9.90 $10.41 $11.18  $ 9.57   $ 8.29
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $10.70 $12.58 $10.19 $10.27 $10.59 $11.40  $ 9.47   $ 8.18
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      2      2      2       2        2
---------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $10.14 $12.23 $ 9.98 $ 9.97 $10.36 $11.23  $ 9.48   $ 8.12
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $22.23 $23.06 $17.96 $17.13 $16.58 $15.02  $11.17   $ 9.88
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $18.29 $20.44 $18.07 $15.77 $16.53 $14.83  $11.27   $ 9.79
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $17.48 $20.29 $18.18 $15.55 $16.23 $14.73  $11.14   $ 9.46
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------
   Unit value                            $13.02 $13.76 $12.48 $11.92 $12.10 $11.83  $10.52   $ 9.73
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $14.05 $14.91 $13.43 $12.62 $12.81 $12.28  $10.57   $ 9.69
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        5      5      5     14     15     15      10       16
---------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------
   Unit value                            $14.39 $15.54 $13.62 $12.78 $13.03 $12.64  $10.62   $ 9.58
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $13.15 $14.05 $12.53 $12.15 $12.30 $11.82  $10.24   $ 9.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $20.81 $22.74 $18.66 $16.68 $17.29 $16.81  $12.24   $10.66
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      1     --      --        1
---------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $21.06 $21.27 $17.05 $17.01 $16.91 $16.40  $11.87   $ 9.92
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $14.68 $15.44 $14.12 $12.87 $13.36 $12.66  $11.12   $10.07
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $17.10 $19.75 $17.79 $14.34 $15.44 $15.22  $11.21   $ 9.65
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $15.35 $16.92 $14.81 $13.61 $14.10 $13.45  $10.98   $ 9.64
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
---------------------------------------------------------------------------------------------------
   Unit value                            $15.59 $15.98 $12.58 $13.23 $14.09 $14.29  $10.38   $ 9.61
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      1      1       1        1
---------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $24.24 $25.15 $18.81 $17.72 $15.99 $14.93  $11.81   $10.56
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $14.60 $16.74 $13.89 $13.28 $13.73 $13.67  $10.84   $ 9.14
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $12.72 $13.86 $12.27 $11.89 $12.09 $11.94  $10.51   $ 9.62
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $25.81 $25.28 $19.69 $18.43 $18.10 $15.98  $12.04   $10.56
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
---------------------------------------------------------------------------------------------------
   Unit value                            $20.52     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------
   Unit value                            $18.24 $19.96 $18.59 $15.86 $17.01 $15.60  $11.40   $10.10
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      2      2      2      2       2        6
---------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------
   Unit value                            $23.17 $24.51 $19.67 $18.26 $18.03 $16.43  $12.55   $10.76
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $17.14 $19.18 $16.90 $15.04 $15.50 $14.23  $11.08   $ 9.76
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $21.55 $23.03 $19.24 $17.34 $17.47 $15.69  $11.92   $10.38
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $10.45 $10.49 $10.41 $10.33 $10.36 $10.18  $10.41   $10.16
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     15     14     13     13     19      18        7
---------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
---------------------------------------------------------------------------------------------------
   Unit value                            $ 9.07 $10.77 $ 8.09 $ 7.42 $ 9.13 $ 9.49      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $22.02 $23.31 $19.39 $17.54 $17.52 $15.61  $11.94   $10.43
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
---------------------------------------------------------------------------------------------------
   Unit value                            $19.62     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        9     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING DIVIDENDS
---------------------------------------------------------------------------------------------------
   Unit value                            $15.29     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC INCOME
---------------------------------------------------------------------------------------------------
   Unit value                            $12.19     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------------------------------
   Unit value                            $ 9.78 $10.00 $ 9.62 $ 9.62 $10.06 $10.04  $10.37   $10.06
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      1     --      --       --
---------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
---------------------------------------------------------------------------------------------------
   Unit value                            $16.84     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
---------------------------------------------------------------------------------------------------
   Unit value                            $10.02 $10.00 $10.03 $10.05 $10.07 $ 9.99  $10.22   $10.19
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3      2      1      1      1      3       3       --
---------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $11.25 $13.35 $10.91 $10.74 $11.05 $11.95  $ 9.90   $ 8.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
---------------------------------------------------------------------------------------------------
   Unit value                            $19.10 $21.95 $18.72 $16.06 $17.23 $15.92  $11.86   $10.08
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
---------------------------------------------------------------------------------------------------
   Unit value                            $13.60     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $12.15     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
---------------------------------------------------------------------------------------------------
   Unit value                            $ 6.69     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $20.50     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
---------------------------------------------------------------------------------------------------
   Unit value                            $23.45     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------
   Unit value                            $20.06 $23.87 $20.41 $16.90 $17.41 $15.32  $11.35   $ 9.85
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $24.13 $24.85 $19.35 $18.32 $17.58 $15.77  $11.98   $10.51
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $19.52 $21.57 $19.21 $16.60 $17.48 $15.63  $11.95   $10.32
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
---------------------------------------------------------------------------------------------------
   Unit value                            $ 8.96     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $13.52 $15.02 $11.45 $11.30 $11.35 $12.03  $10.65   $ 8.96
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
   Unit value                            $17.58     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
---------------------------------------------------------------------------------------------------
   Unit value                            $27.96     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
---------------------------------------------------------------------------------------------------
   Unit value                            $17.14     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $19.80 $22.56 $19.67 $16.51 $17.11 $15.80  $11.99   $10.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------
   Unit value                            $ 9.64 $ 9.58 $ 9.61 $ 9.67 $ 9.73 $ 9.80  $ 9.86   $ 9.93
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      8      6      5     14      40       24
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------------------
   Unit value                            $16.46 $19.15 $14.21 $14.30 $13.95 $13.79  $10.98   $ 9.19
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
---------------------------------------------------------------------------------------------------
   Unit value                            $10.40 $10.62 $10.38 $ 9.47 $ 9.77 $ 9.11      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN
---------------------------------------------------------------------------------------------------
   Unit value                            $10.64     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
---------------------------------------------------------------------------------------------------
   Unit value                            $11.47     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------------------
   Unit value                            $10.05 $10.02 $ 9.90 $ 9.77 $ 9.86 $ 9.94  $10.00   $ 9.92
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $18.87 $21.42 $18.91 $15.79 $16.65 $15.99  $11.71   $10.20
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------
   Unit value                            $24.86 $25.44 $19.20 $19.07 $17.41 $16.13  $11.77   $ 9.96
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --        2
---------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
---------------------------------------------------------------------------------------------------
   Unit value                            $36.67     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $14.85 $16.22 $13.78 $13.57 $13.69 $13.05  $10.76   $ 9.41
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --      1       1       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $14.50 $15.41 $13.51 $12.88 $13.03 $12.55  $11.07   $ 9.96
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $14.93 $16.00 $13.85 $13.17 $13.32 $12.82  $11.16   $ 9.93
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $15.68 $16.93 $14.49 $13.76 $13.93 $13.37  $11.24   $ 9.85
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $16.16 $17.69 $14.75 $13.96 $14.12 $13.57  $11.25   $ 9.83
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $16.04 $18.95 $15.82 $14.23 $14.56 $13.82  $10.24   $ 9.00
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      1      1     --     --      --        2
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $12.24 $12.68 $11.87 $11.06 $11.35 $11.05  $11.12   $10.16
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $13.41 $14.20 $12.60 $11.35 $11.41 $10.44      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $14.85 $16.55 $14.87 $13.23 $14.20 $13.89  $11.30   $ 9.86
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      1     --      --       --
---------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $14.69 $15.45 $14.18 $12.52 $13.55 $13.04  $11.52   $10.29
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       10     10     10     10     10     10      --       --
---------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $16.30 $18.04 $16.76 $14.53 $15.39 $14.46  $11.35   $10.00
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $ 7.44 $ 8.23 $ 7.62 $ 9.00 $ 9.20 $ 8.26  $ 8.11   $ 9.19
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $ 9.83 $10.42 $10.12 $10.23 $10.11 $ 9.72  $ 9.63       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $22.27 $23.32 $18.48 $18.23 $17.52 $16.30  $11.74       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $17.94 $19.58 $18.19 $15.99 $17.39 $15.55  $11.97   $10.18
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $13.26 $13.84 $13.13 $11.92 $12.42 $12.31  $11.60   $ 9.99
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $15.02 $17.10 $15.01 $13.35 $14.04 $13.57  $10.63   $ 9.67
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $16.38 $19.46 $17.22 $15.50 $16.55 $16.32  $11.98   $10.61
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $12.46 $13.26 $11.28 $11.66 $12.80 $13.60  $10.94   $ 9.24
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY INCOME
---------------------------------------------------------------------------------------------------
   Unit value                            $16.38 $18.67 $16.26 $15.31 $15.73 $14.41  $11.19   $ 9.96
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
---------------------------------------------------------------------------------------------------
   Unit value                            $15.27 $15.70 $14.81 $12.83 $13.82 $13.65  $12.43   $10.55
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      2      2      2      2       3        7
---------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
---------------------------------------------------------------------------------------------------
   Unit value                            $ 6.03 $ 7.90 $ 7.72 $ 6.28 $ 8.14 $ 9.43  $ 8.80   $ 8.69
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      1      1      1      1       3        2
---------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $17.96 $18.86 $15.42 $15.08 $14.90 $14.76  $10.36   $ 9.92
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                            $14.55 $15.26 $14.07 $12.62 $12.91 $12.45  $11.58   $10.36
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      2     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                            $17.84 $19.48 $16.78 $15.02 $15.26 $14.07  $10.91   $ 9.54
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                            $18.77 $19.46 $15.93 $15.84 $15.52 $14.73  $10.82   $ 9.54
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                            $20.69 $22.09 $18.07 $16.79 $16.91 $15.37  $11.75   $ 9.95
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $22.31 $22.33 $17.55 $16.69     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $ 4.96 $ 5.82 $ 5.74 $ 5.03 $ 6.81 $ 8.43  $ 9.95   $ 9.53
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      1      1      1      1      --       --
---------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $12.34 $13.05 $11.97 $10.64 $10.96 $10.88  $11.79   $10.07
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --       1        1
---------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
---------------------------------------------------------------------------------------------------
   Unit value                            $30.84 $33.29 $27.35 $32.56 $31.73 $24.62  $14.71   $10.53
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      2      2      2      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



--------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/ 2011
--------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
--------------------------------------------------------------------------------------------------
   Unit value                            $ 9.08 $10.86 $ 7.78 $ 6.67 $ 8.35 $ 9.18  $ 9.32   $8.29
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
--------------------------------------------------------------------------------------------------
   Unit value                            $10.71 $12.75 $11.00 $10.33 $11.12 $12.60  $10.31   $8.78
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       1
--------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
--------------------------------------------------------------------------------------------------
   Unit value                            $11.36 $11.22 $11.08 $10.83 $11.40 $11.26  $11.16   $9.76
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      1      2      1      1       3       4
--------------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
--------------------------------------------------------------------------------------------------
   Unit value                            $14.03 $16.59 $14.09 $12.94 $13.92 $14.42  $11.09   $9.22
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------
   Unit value                            $ 5.36 $ 7.54 $ 7.74 $ 5.43 $ 8.24 $10.29  $ 9.39   $9.16
--------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      1      1     --       8      --
--------------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone(R) Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
---------------------------------------------------------------------------------------------------
   Unit value                            $10.97 $11.64 $10.81 $10.12 $10.70 $10.62      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      119    125    143    146     91     10      --       --
---------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
---------------------------------------------------------------------------------------------------
   Unit value                            $19.28 $22.22 $19.51 $17.57 $18.18 $17.02  $13.14   $11.35
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      101    116    136    140    102     88       4        3
---------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
---------------------------------------------------------------------------------------------------
   Unit value                            $12.90 $13.81 $13.23 $12.49 $12.38 $12.39  $11.36   $10.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      169    186    192    205    154     91      36       37
---------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------------
   Unit value                            $22.46 $27.07 $23.72 $19.57 $21.11 $20.84  $15.24   $13.15
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      908  1,017  1,117  1,102    839    458      70       79
---------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
---------------------------------------------------------------------------------------------------
   Unit value                            $11.06 $11.51 $10.99 $10.01 $10.51 $10.49      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       77     91    104     99     76     30      --       --
---------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
---------------------------------------------------------------------------------------------------
   Unit value                            $ 7.63 $ 9.03 $ 8.20 $ 6.44 $ 8.83 $10.29      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     36     38     19     13      4      --       --
---------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE
---------------------------------------------------------------------------------------------------
   Unit value                            $11.04 $11.89 $10.96 $10.66 $11.06 $ 9.65      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      102    120    146    129     81     33      --       --
---------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $10.34 $11.52 $10.62 $ 9.89 $10.86 $11.08      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      379    515    606    726    854    648      --       --
---------------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $14.96 $16.27 $14.31 $13.94 $14.00 $13.29  $11.63   $10.44
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       15     13     13     13      6     14      13        3
---------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $10.64 $13.14 $ 9.93 $10.87 $11.30 $11.66  $10.47   $ 9.24
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       39     59     54     57     50     31       2        5
---------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------------
   Unit value                            $14.34 $15.79 $13.86 $12.86 $13.63 $13.54  $12.07   $10.96
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      162    195     76     71     57     42      12        9
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $18.71 $20.73 $19.00 $16.81 $17.82 $16.07  $12.48   $10.91
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      2      3      2       1        1
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
---------------------------------------------------------------------------------------------------
   Unit value                            $ 9.82 $10.08 $ 9.92 $ 9.82 $10.00 $ 9.67      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      581    761    827    612    186     18      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011
---------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.42 $ 14.17 $ 11.47 $ 11.46 $ 11.66 $ 11.64      --       --
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       121     137     135     142      91      35      --       --
---------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.46 $ 13.33 $ 11.81 $ 11.20 $ 11.52 $ 11.39      --       --
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67      66      59      46      77      18      --       --
---------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.22 $ 12.13 $  9.56 $  9.26 $  9.75 $ 10.79      --       --
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       537     551     544     552     425     185      --       --
---------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.87 $ 16.08 $ 14.20 $ 12.07 $ 18.05 $ 16.88  $13.04   $11.39
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        54     104      80      74      60      50      54       42
---------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.77 $ 17.08 $ 14.39 $ 13.18 $ 17.17 $ 15.51  $12.05   $10.68
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        87     101     116      87     179     214     196      173
---------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.64 $ 15.75 $ 14.07 $ 11.88 $ 17.96 $ 17.56  $13.00   $11.46
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        56      43      43      39      69      65      65       56
---------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 16.18 $ 18.04 $ 15.41 $ 14.41 $ 14.92 $ 14.49  $11.66   $10.39
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      14      14      14      17      14      13       10
---------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.25 $ 14.07 $ 13.03 $ 12.51 $ 12.81 $ 12.48  $11.17   $10.47
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    13,132  17,274  18,120  18,444  14,966   7,286     780      784
---------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.45 $ 13.09 $ 12.33 $ 11.95 $ 12.21 $ 11.97  $11.02   $10.45
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,875   6,802   7,750   7,478   6,059   3,570     546      480
---------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.91 $ 11.26 $ 10.98 $ 10.87 $ 11.07 $ 10.98  $10.70   $10.42
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,500   4,393   6,268   6,147   3,631   2,103     516      592
---------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.92 $ 16.12 $ 13.01 $ 12.67 $ 13.11 $ 13.12  $11.09   $ 9.64
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      28      32      27      18       1        1
---------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.00 $ 16.25 $ 14.53 $ 13.68 $ 14.05 $ 13.53  $11.45   $10.48
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    24,333  29,765  30,365  30,632  22,820  10,023      59       53
---------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.39 $ 12.42 $ 10.00 $ 10.15 $ 10.79 $ 11.71  $10.14   $ 8.87
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      26      38      42      29       7       1        1
---------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011
---------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.27 $ 12.21 $ 10.00 $ 10.18 $ 10.65 $ 11.58  $ 9.73   $ 8.49
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        96     116     130     126     148     129     160      134
---------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $  9.94 $ 12.11 $  9.98 $ 10.08 $ 10.59 $ 11.60  $ 9.89   $ 8.57
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      16       9       9       9       5       5       15
---------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 22.92 $ 24.03 $ 18.92 $ 18.24 $ 17.84 $ 16.33  $12.27   $10.98
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      26      30      38      33      16       7       22
---------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 18.43 $ 20.82 $ 18.60 $ 16.41 $ 17.39 $ 15.76  $12.10   $10.63
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      36      43     569      24      14       3        1
---------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.39 $ 22.76 $ 20.61 $ 17.82 $ 18.79 $ 17.24  $13.18   $11.30
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      13      12      13      15       3      --       --
---------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.06 $ 13.95 $ 12.78 $ 12.34 $ 12.66 $ 12.50  $11.24   $10.51
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       627     714     729     687     480     342      62       66
---------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.12 $ 15.14 $ 13.78 $ 13.09 $ 13.42 $ 13.00  $11.32   $10.48
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    23,772  29,115  30,996  31,612  25,325  12,601   1,252    1,311
---------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.58 $ 15.92 $ 14.09 $ 13.37 $ 13.77 $ 13.50  $11.47   $10.46
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      42      78      80      80      71      72       82
---------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.09 $ 13.06 $ 11.77 $ 11.54 $ 11.81 $ 11.47  $10.04   $ 9.48
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    17,959  25,118  26,435  29,024  23,726  10,356     167       13
---------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 24.98 $ 27.59 $ 22.88 $ 20.67 $ 21.66 $ 21.27  $15.66   $13.78
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       365     568     517     241     162     133       6        7
---------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 17.04 $ 17.39 $ 14.09 $ 14.21 $ 14.27 $ 13.99  $10.23   $ 8.64
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       339     390     465     572     638     396      21       15
---------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.06 $ 16.01 $ 14.80 $ 13.63 $ 14.30 $ 13.70  $12.16   $11.13
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      11      13       9      11       6       2        2
---------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------
   Unit value                            $ 18.96 $ 22.13 $ 20.14 $ 16.41 $ 17.86 $ 17.79  $13.24   $11.53
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       2       2       3       7       2        5
---------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $15.49 $17.25 $15.27 $14.18 $14.84 $14.32  $11.81   $10.47
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       27     45     57     86     61     21       2        1
---------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
---------------------------------------------------------------------------------------------------
   Unit value                            $18.23 $18.89 $15.02 $15.97 $17.20 $17.62  $12.94   $12.10
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      150    149    163    187    175    143      16       26
---------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $23.66 $24.81 $18.75 $17.86 $16.29 $15.37  $12.29   $11.10
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      155    144    128     84     59     36      14       14
---------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $14.49 $16.80 $14.09 $13.61 $14.22 $14.31  $11.47   $ 9.78
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      1      1      1       1        8
---------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $12.71 $14.00 $12.52 $12.27 $12.61 $12.58  $11.19   $10.35
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      734    799    838    810    604    327     172      181
---------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $26.51 $26.24 $20.66 $19.54 $19.39 $17.31  $13.18   $11.68
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      412    143    147    152    121     42       5       11
---------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
---------------------------------------------------------------------------------------------------
   Unit value                            $21.82     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      384     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------
   Unit value                            $18.35 $20.29 $19.09 $16.46 $17.85 $16.55  $12.22   $10.94
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      677    734    785    803    616    272      30       43
---------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------
   Unit value                            $24.36 $26.04 $21.12 $19.81 $19.78 $18.21  $14.05   $12.18
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       99    107    110    115    135     95       2        1
---------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------
   Unit value                            $17.32 $19.60 $17.46 $15.69 $16.35 $15.16  $11.93   $10.63
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      2      2      2      2      2       2        2
---------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $22.50 $24.30 $20.52 $18.69 $19.03 $17.27  $13.26   $11.67
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      123    131    119    134    107     51       3        3
---------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $10.14 $10.29 $10.32 $10.35 $10.48 $10.41  $10.77   $10.62
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      706    775    785    682    505    413     408      299
---------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
---------------------------------------------------------------------------------------------------
   Unit value                            $ 8.43 $10.12 $ 7.69 $ 7.13 $ 8.86 $ 9.30      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       79     92     98     67     76     22      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $22.66 $24.25 $20.38 $18.64 $18.81 $16.94  $13.10   $11.57
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,559  1,730  1,359  1,678  1,173    424     138      144
---------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
---------------------------------------------------------------------------------------------------
   Unit value                            $20.62     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      571     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING DIVIDENDS
---------------------------------------------------------------------------------------------------
   Unit value                            $15.24     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      416     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC INCOME
---------------------------------------------------------------------------------------------------
   Unit value                            $12.48     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      637     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------------------------------
   Unit value                            $ 9.57 $ 9.90 $ 9.62 $ 9.72 $10.28 $10.36  $10.82   $10.61
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       25     23     30     28     64     25      17       14
---------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
---------------------------------------------------------------------------------------------------
   Unit value                            $18.83     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      152     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
---------------------------------------------------------------------------------------------------
   Unit value                            $ 9.57 $ 9.66 $ 9.79 $ 9.91 $10.04 $10.06  $10.41   $10.48
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      131    147    177    224    227    152     131      106
---------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $10.93 $13.11 $10.82 $10.77 $11.20 $12.24  $10.25   $ 8.97
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      400    417    368    321    510     96      11        6
---------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
---------------------------------------------------------------------------------------------------
   Unit value                            $19.68 $22.86 $19.71 $17.08 $18.52 $17.30  $13.03   $11.19
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      149     92     99    125    112     10       8       10
---------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
---------------------------------------------------------------------------------------------------
   Unit value                            $15.16     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      520     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $12.73     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      240     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
---------------------------------------------------------------------------------------------------
   Unit value                            $ 6.84     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      247     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $23.57     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      283     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
---------------------------------------------------------------------------------------------------
   Unit value                            $24.59     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      254     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------
   Unit value                            $20.06 $24.12 $20.84 $17.44 $18.16 $16.15  $12.10   $10.60
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     17     20     19     17     17      12       15
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $25.51 $26.55 $20.90 $19.99 $19.39 $17.58  $13.50   $11.97
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      166    183    148    150    126     78      15       12
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $19.95 $22.27 $20.05 $17.51 $18.64 $16.84  $13.02   $11.36
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      175    186    177    649    338    182       7        9
---------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
---------------------------------------------------------------------------------------------------
   Unit value                            $10.19     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      620     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $14.22 $15.96 $12.29 $12.26 $12.45 $13.33  $11.93   $10.14
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      228    245    250    259    170     87       7        8
---------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
   Unit value                            $17.45     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,164     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
---------------------------------------------------------------------------------------------------
   Unit value                            $30.64     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      118     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
---------------------------------------------------------------------------------------------------
   Unit value                            $18.26     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      293     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $22.31 $25.70 $22.64 $19.21 $20.11 $18.77  $14.40   $12.52
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      337    390    732    306    386     90      11       15
---------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------
   Unit value                            $ 8.71 $ 8.74 $ 8.86 $ 9.01 $ 9.17 $ 9.33  $ 9.49   $ 9.65
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      919    597    885    824    577    613     132      430
---------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------------------
   Unit value                            $17.31 $20.35 $15.26 $15.52 $15.30 $15.29  $12.31   $10.40
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      359    827    368    405    284    193      16       14
---------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
---------------------------------------------------------------------------------------------------
   Unit value                            $10.08 $10.40 $10.28 $ 9.48 $ 9.88 $ 9.32      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      238    198    159    140     63     42      --       --
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN
---------------------------------------------------------------------------------------------------
   Unit value                            $10.82     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      473     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
---------------------------------------------------------------------------------------------------
   Unit value                            $11.47     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,317     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------------------
   Unit value                            $ 9.18 $ 9.25 $ 9.24 $ 9.21 $ 9.40 $ 9.57  $ 9.73   $ 9.76
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      249    242    430    373    394    472     146      547
---------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------
   Unit value                            $21.67 $24.86 $22.18 $18.72 $19.96 $19.36  $14.33   $12.62
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      449    282    658    203    235    226      15       17
---------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------
   Unit value                            $26.56 $27.47 $20.95 $21.03 $19.41 $18.17  $13.40   $11.46
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      628    978    642    632    489    207      10        7
---------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
---------------------------------------------------------------------------------------------------
   Unit value                            $38.22     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      309     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $15.76 $17.40 $14.94 $14.87 $15.16 $14.61  $12.17   $10.76
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      1      1      1       4        3
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $12.95 $13.91 $12.32 $11.87 $12.14 $11.82  $10.54   $ 9.58
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      2      3      3      3       1        1
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $13.20 $14.30 $12.51 $12.03 $12.30 $11.96  $10.52   $ 9.47
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      3     --     --      --       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $13.76 $15.01 $12.99 $12.47 $12.75 $12.37  $10.51   $ 9.31
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $14.10 $15.60 $13.15 $12.57 $12.86 $12.49  $10.47   $ 9.24
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        6     --     --     --     --     --      --       --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $18.65 $22.26 $18.78 $17.07 $17.66 $16.94  $12.68   $11.26
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      314    359    382    401    294    176      30       35
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $12.47 $13.06 $12.35 $11.63 $12.07 $11.87  $12.07   $11.14
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      775    810    797    650    454    316      99      103
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $13.94 $14.91 $13.37 $12.17 $12.37 $11.44      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      230    317    285    241     96     41      --       --
---------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $14.32 $16.12 $14.65 $13.16 $14.28 $14.12  $11.61   $10.24
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      165    177    159    127    142     27       6       13
---------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $14.44 $15.35 $14.24 $12.70 $13.90 $13.52  $12.07   $10.90
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      707    777    882    887    684    377     115      107
---------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $15.74 $17.62 $16.54 $14.50 $15.51 $14.73  $11.68   $10.40
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       25     38     41     41     42     29      18       24
---------------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $ 6.73 $ 7.52 $ 7.04 $ 8.40 $ 8.68 $ 7.88  $ 7.81   $ 8.95
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1     --      1      1      1       1        1
---------------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $ 8.95 $ 9.59 $ 9.41 $ 9.62 $ 9.60 $ 9.34  $ 9.34       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      1      1      1       1       --
---------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $24.15 $25.56 $20.47 $20.41 $19.82 $18.64  $13.57       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      1      1      2       1       --
---------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $16.70 $18.43 $17.31 $15.37 $17.22 $15.56  $12.11   $10.41
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      459    561    592    412      4      4       2        7
---------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $11.90 $12.56 $12.04 $11.05 $11.63 $11.65  $11.10   $ 9.66
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      196    241    327    302    199    119       8       10
---------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $15.39 $17.71 $15.71 $14.12 $15.01 $14.66  $11.61   $10.67
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     40     47     46     46     31       3        5
---------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $18.74 $22.50 $20.13 $18.31 $19.76 $19.69  $14.61   $13.08
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       34     37     45     42     30     17       8        7
---------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
---------------------------------------------------------------------------------------------------
   Unit value                            $11.24 $12.09 $10.40 $10.86 $12.05 $12.94  $10.52   $ 8.98
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      651    681    722    778    928    678      23       28
---------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY INCOME
---------------------------------------------------------------------------------------------------
   Unit value                            $16.62 $19.14 $16.85 $16.03 $16.64 $15.42  $12.10   $10.88
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       74     90     95    106     80     40      25       30
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
---------------------------------------------------------------------------------------------------
   Unit value                            $16.16 $16.80 $16.02 $14.02 $15.26 $15.23  $14.02   $12.02
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,090  1,254  1,327  1,408  1,216    648     159      162
---------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
---------------------------------------------------------------------------------------------------
   Unit value                            $ 5.91 $ 7.84 $ 7.74 $ 6.36 $ 8.34 $ 9.75  $ 9.21   $ 9.19
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      100    122    137    148    119     70      26       32
---------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------
   Unit value                            $19.77 $20.97 $17.33 $17.13 $17.10 $17.13  $12.15   $11.76
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      144    148    168    186    117     54       3        6
---------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                            $13.07 $13.85 $12.90 $11.70 $12.09 $11.79  $11.08   $10.02
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,049  1,040  1,097  1,087    441    236      16        3
---------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                            $15.06 $16.62 $14.47 $13.09 $13.44 $12.52  $ 9.81   $ 8.67
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       12     16     16     17     21     15       1       --
---------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
---------------------------------------------------------------------------------------------------
   Unit value                            $15.13 $15.85 $13.12 $13.18 $13.05 $12.52  $ 9.29   $ 8.28
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       31     46     44     38     22      8       3        2
---------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------
   Unit value                            $20.80 $22.45 $18.56 $17.43 $17.74 $16.30  $12.59   $10.78
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       42     55     59     56     46     25       4        5
---------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $23.05 $23.32 $18.52 $17.80     --     --      --       --
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     46     51     44     --     --      --       --
---------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $ 5.67 $ 6.72 $ 6.70 $ 5.93 $ 8.12 $10.16  $12.12   $11.73
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      358    337    355    342    265    169      63       63
---------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
---------------------------------------------------------------------------------------------------
   Unit value                            $13.14 $14.05 $13.02 $11.69 $12.18 $12.22  $13.37   $11.55
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      106    127    144    171    193    148      65       61
---------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
---------------------------------------------------------------------------------------------------
   Unit value                            $29.69 $32.39 $26.89 $32.36 $31.87 $24.99  $15.09   $10.91
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      160    192    221    255    148    129       2        3
---------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $10.01 $12.09 $ 8.76 $ 7.59 $ 9.60 $10.66  $10.95   $ 9.84
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      109    135    755    111     94    127       3        5
---------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $10.69 $12.86 $11.21 $10.64 $11.57 $13.25  $10.96   $ 9.43
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       80    104    129    191    172     89      52       64
---------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011
---------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $11.91 $11.88 $11.86 $11.72 $12.46 $12.45  $12.46   $11.01
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,212  1,385  1,599  1,805  1,431    809     215      221
---------------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $13.25 $15.83 $13.59 $12.61 $13.71 $14.36  $11.16   $ 9.38
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      2      2      2      2       2        2
---------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------
   Unit value                            $ 5.79 $ 8.24 $ 8.55 $ 6.06 $ 9.29 $11.72  $10.81   $10.66
---------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      214    257    314    285    277    155      65       72
---------------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone(R) Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protection with Investment Performance account. In general, you can drop your GIB and change your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                 PRE-FUNDING DROP OF:            YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP OR CHANGE
-------------------------------------------------------------------------------------------------------------------------------
GIB                          GIB                        .   You can change your death       .   You can drop the Highest
Return of Principal death                                   benefit to the Highest              Anniversary Value death
   benefit                                                  Anniversary Value death             benefit, either pre-funding or
                                                            benefit. If you do not make         post-funding.
                                                            this change, the Return of      .   You can drop the Return of
                                                            Principal death benefit will        Principal death benefit
                                                            remain.                             post-funding only.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          GIB                        .   You can keep your Highest       .   You can drop the Highest
Highest Anniversary Value                                   Anniversary Value death             Anniversary Value death
   death benefit                                            benefit.                            benefit, either pre-funding or
                                                                       -or-                     post-funding.
                                                        .   You can change your death       .   You can drop the Return of
                                                            benefit to the Return of            Principal death benefit
                                                            Principal death benefit.            post-funding only.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          Both benefits              .   The Return of Principal death   .   You can drop the Return of
Highest Anniversary Value                                   benefit will automatically          Principal death benefit
   death benefit                                            become your new guaranteed          post- funding only.
                                                            minimum death benefit.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          GIB                        .   By dropping your GIB, you are   .   You can drop the Highest
"Greater of" death benefit                                  no longer eligible to elect         Anniversary Value death
                                                            the "Greater of" death benefit.     benefit, either pre-funding or
                                                        .   You can change your death           post-funding.
                                                            benefit to the Highest          .   You can drop the Return of
                                                            Anniversary Value death             Principal death benefit
                                                            benefit. If you do not make         post-funding only.
                                                            this change, the Return of
                                                            Principal death benefit will
                                                            automatically become your new
                                                            guaranteed minimum death
                                                            benefit.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          Both benefits              .   You can change your death       .   You can drop the Highest
"Greater of" death benefit                                  benefit to the Highest              Anniversary Value death
                                                            Anniversary Value death             benefit, either pre-funding or
                                                            benefit. If you do not make         post-funding.
                                                            this change, the Return of      .   You can drop the Return of
                                                            Principal death benefit will        Principal death
                                                            automatically become your new       benefit post-funding only.
                                                            guaranteed minimum death
                                                            benefit.
-------------------------------------------------------------------------------------------------------------------------------

Highest Anniversary Value    Highest Anniversary Value  .   The Return of Principal death   .   You can drop the Return of
   death benefit             death benefit                  benefit will automatically          Principal death
                                                            become your new guaranteed          benefit post-funding only.
                                                            minimum death benefit.
-------------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

--------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT  FOLLOWING THE DROP OR CHANGE
--------------------------------------------------------------------------------------------------------------------
Return of Principal death   Not Applicable: The Return of
   benefit                  Principal death benefit cannot
                            be dropped prior to funding the
                            Protection with Investment
                            Performance account
--------------------------------------------------------------------------------------------------------------------

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protection with Investment Performance account. In general, you can drop both your GIB and Guaranteed minimum death benefit or, in some cases, drop your GIB and retain your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped without first dropping your GIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contracts features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protection with Investment Performance account.

----------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
----------------------------------------------------------------------------------------------------------------------
GIB                              GIB                    .   The Return of Principal    .   You can drop the Return
Return of Principal death                                   death benefit will remain      of Principal death
   benefit                                                  in effect.                     benefit by notifying us
                                                                                           and taking a full
                                                                                           withdrawal of your
                                                                                           Protection with
                                                                                           Investment Performance
                                                                                           account value or making a
                                                                                           one-time transfer to the
                                                                                           Investment Performance
                                                                                           variable investment
                                                                                           options and the
                                                                                           guaranteed interest
                                                                                           option.
----------------------------------------------------------------------------------------------------------------------
GIB                              Both benefits          .   Your Guaranteed benefits     Not Applicable.
Return of Principal death                                   will terminate by
   benefit                                                  notifying us and taking a
                                                            full withdrawal of your
                                                            Protection with
                                                            Investment Performance
                                                            account value or making a
                                                            one-time transfer to the
                                                            Investment Performance
                                                            variable investment
                                                            options and the
                                                            guaranteed interest
                                                            option.
----------------------------------------------------------------------------------------------------------------------
GIB                              GIB                    .   Your Highest Anniversary   .   You can drop the Highest
Highest Anniversary Value                                   Value death benefit            Anniversary Value death
   death benefit                                            remains in effect.             benefit by notifying us
                                                                                           and taking a full
                                                                                           withdrawal of your
                                                                                           Protection with
                                                                                           Investment Performance
                                                                                           account value or making a
                                                                                           one-time transfer to the
                                                                                           Investment Performance
                                                                                           variable investment
                                                                                           options and the
                                                                                           guaranteed interest
                                                                                           option.
----------------------------------------------------------------------------------------------------------------------
GIB                              Both benefits          .   Your Guaranteed benefits     Not Applicable.
Highest Anniversary Value                                   will terminate by
   death benefit                                            notifying us and taking a
                                                            full withdrawal of your
                                                            Protection with
                                                            Investment Performance
                                                            account value or making a
                                                            one-time transfer to the
                                                            Investment Performance
                                                            variable investment
                                                            options and the
                                                            guaranteed interest
                                                            option.
----------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                 POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
-----------------------------------------------------------------------------------------------------------------------
GIB                          GIB                         .   By dropping your GIB, you    You can drop the Return of
"Greater of" death benefit                                   are no longer eligible to    Principal death benefit at
                                                             elect the "Greater of"       a later date.
                                                             death benefit.
                                                         .   The Return of Principal
                                                             death benefit will become
                                                             your new Guaranteed
                                                             minimum death benefit.
                                                             The Return of Principal
                                                             benefit base will equal
                                                             all contributions and
                                                             transfers to your
                                                             Protection with
                                                             Investment Performance
                                                             account, adjusted for
                                                             withdrawals on a pro rata
                                                             basis.
-----------------------------------------------------------------------------------------------------------------------
GIB                                                      .   Your Guaranteed benefits     Not Applicable.
"Greater of" death benefit   Both benefits                   will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------
Highest Anniversary Value    Highest Anniversary Value   .   Your Guaranteed benefit      Not Applicable.
   death benefit             death benefit                   will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------
Return of Principal death    Return of Principal death   .   Your Guaranteed benefit      Not Applicable.
   benefit                   benefit                         will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix III: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protection with Investment Performance account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                                     III-1

            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit bases and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

---------------------------------------------------------------------------------------------------------

                                                                                        GUARANTEED INCOME
                                        GUARANTEED MINIMUM DEATH BENEFIT                     BENEFIT
                                        --------------------------------                     -------

          PROTECTION WITH
            INVESTMENT                       HIGHEST       ROLL-UP TO
END OF      PERFORMANCE    RETURN OF       ANNIVERSARY       AGE 85        "GREATER
CONTRACT      ACCOUNT      PRINCIPAL      VALUE BENEFIT     BENEFIT       OF" BENEFIT      GIB BENEFIT
 YEAR          VALUE      BENEFIT BASE        BASE            BASE           BASE             BASE
---------------------------------------------------------------------------------------------------------
   1         $103,000       $100,000/(1)/   $103,000/(2)/  $104,000       $104,000/(5)/     $104,000
---------------------------------------------------------------------------------------------------------
   2         $107,120       $100,000/(1)/   $107,120/(2)/  $108,160       $108,160/(5)/     $108,160
---------------------------------------------------------------------------------------------------------
   3         $113,547       $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(5)/     $113,547
---------------------------------------------------------------------------------------------------------
   4         $120,360       $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(5)/     $120,360
---------------------------------------------------------------------------------------------------------
   5         $128,785       $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(5)/     $128,785
---------------------------------------------------------------------------------------------------------
   6         $126,210       $100,000/(1)/   $128,785/(3)/  $133,937       $133,937/(5)/     $133,937
---------------------------------------------------------------------------------------------------------
   7         $128,734       $100,000/(1)/   $128,785/(3)/  $139,294       $139,294/(5)/     $139,294
---------------------------------------------------------------------------------------------------------

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE

The Protection with Investment Performance account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protection with Investment Performance account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protection with Investment Performance variable investment options is equal to the Protection with Investment Performance account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED INCOME BENEFIT

GIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. At the end of contract year 1, the GIB benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GIB benefit base is equal to the previous year's GIB benefit base multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GIB benefit base is reset to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, the GIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GIB benefit base equals $120,360
   The GIB benefit base is being 'reset' to equal the Protection with Investment Performance account value of $120,360

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protection with Investment Performance account variable investment options.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protection with Investment Performance account value of $107,120.

(3)At the end of contract year 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 6, the Highest Anniversary Value benefit base equals $128,785, or the Highest Anniversary Value benefit base at the end of contract year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. The Deferral bonus Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral bonus Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral Bonus Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, Roll-up to age 85 benefit base equals
    $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

(4)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

..   At the end of contract year 4, Roll-up to age 85 benefit base equals
    $120,360
   The GIB benefit base is being 'reset' to equal the Protection with Investment Performance account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5)At the end of contract years 1 through 7, the "Greater of" death benefit base is based on the Roll-up to age 85 benefit base.

For example:

..   At the end of contract year 6, the "Greater of" death benefit base equals the Roll-up to age 85 benefit base of $133,937.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment Performance account value and Protection with Investment Performance account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R), Series C, and Series ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protection with Investment Performance variable investment options, and $40,000 is allocated to the Investment Performance variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.21)% and 3.79% for the Series B Protection with Investment Performance variable investment options and (2.41)% and 3.59% for the Series B Investment Performance variable investment options; (2.56)% and 3.44% for the Series L Protection with Investment Performance variable investment options and (2.76)% and 3.24% for the Series L Investment Performance variable investment options; (2.46)% and 3.54% for the Series CP(R) Protection with Investment Performance variable investment options and (2.66)% and 3.34% for the Series CP(R) Investment Performance variable investment options; (2.61)% and 3.39% for the Series C Protection with Investment Performance variable investment options and (2.81)% and 3.19% for the Series C Investment Performance variable investment options; (1.56)% and 4.44% for the Series ADV Protection with Investment Performance variable investment options and (1.76)% and 4.24% for the Series ADV Investment Performance variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protection with Investment Performance account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GIB are always deducted from the Protection with Investment Performance account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Protection with Investment Performance account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.30% for the Protection with Investment Performance variable investment options (for each Series) and of 0.57% for the Investment Performance variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.36% for the Protection with Investment Performance variable investment options (for each Series) and 0.30% for the Investment Performance variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protection with Investment Performance variable investment options (for each Series) and 0.24% for the Investment Performance variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protection with Investment Performance variable investment options and Investment Performance variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


--------------------------------------------------------------------------------------------------------------

                                                                 PROTECT        GUARANTEE
                                                                 -------        ---------

                            PROTECTION WITH
               INVESTMENT    INVESTMENT                                                         NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
--------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%       0%      6%      0%      6%      0%       6%
--------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000  60,000  93,000   93,000   60,000  60,000  60,000  60,000       0         0
--------------------------------------------------------------------------------------------------------------
66      1    39,036  41,436 57,488  61,088  89,524   95,524   62,400  62,400  62,400  62,400   2,496     2,496
--------------------------------------------------------------------------------------------------------------
67      2    38,095  42,924 54,985  62,171  86,080   98,094   64,896  64,896  64,896  64,896   2,596     2,596
--------------------------------------------------------------------------------------------------------------
68      3    37,177  44,465 52,487  63,245  83,665  101,709   67,492  67,492  67,492  67,492   2,700     2,700
--------------------------------------------------------------------------------------------------------------
69      4    36,281  46,061 49,994  64,308  80,275  104,369   70,192  70,192  70,192  70,192   2,808     2,808
--------------------------------------------------------------------------------------------------------------
70      5    35,407  47,714 47,502  65,358  77,909  108,073   72,999  72,999  72,999  72,999   2,920     2,920
--------------------------------------------------------------------------------------------------------------
71      6    34,553  49,427 45,010  66,393  76,563  112,820   75,919  75,919  75,919  75,919   3,037     3,037
--------------------------------------------------------------------------------------------------------------
72      7    33,721  51,202 42,515  67,409  75,236  117,611   78,956  78,956  78,956  78,956   3,158     3,158
--------------------------------------------------------------------------------------------------------------
73      8    32,908  53,040 40,015  68,404  72,923  121,443   82,114  82,114  82,114  82,114   3,285     3,285
--------------------------------------------------------------------------------------------------------------
74      9    32,115  54,944 37,508  69,373  69,623  124,317   85,399  85,399  85,399  85,399   3,416     3,416
--------------------------------------------------------------------------------------------------------------
75     10    31,341  56,917 34,992  70,315  66,333  127,232   88,815  88,815  88,815  88,815   3,553     3,553
--------------------------------------------------------------------------------------------------------------
80     15    27,712  67,893 22,182  74,465  49,894  142,358  108,057 108,057 108,057 108,057   4,322     4,322
--------------------------------------------------------------------------------------------------------------
85     20    24,526  80,987  8,752  77,248  33,279  158,235  131,467 131,467 131,467 131,467   5,259     5,259
--------------------------------------------------------------------------------------------------------------
90     25    21,707  96,606      0  78,736  21,707  175,342        0 131,467       0 159,950 *$7,690     6,398
--------------------------------------------------------------------------------------------------------------
95     30    19,211 115,238      0  78,888  19,211  194,126        0 131,467       0 194,604   7,690 **$11,676
--------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


--------------------------------------------------------------------------------------------------------------

                                                                 PROTECT        GUARANTEE
                                                                 -------        ---------

                            PROTECTION WITH
               INVESTMENT    INVESTMENT                                                         NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
--------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%       0%      6%      0%      6%      0%       6%
--------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000  60,000  92,000   92,000   60,000  60,000  60,000  60,000       0         0
--------------------------------------------------------------------------------------------------------------
66      1    38,896  41,296 57,278  60,878  88,174   94,174   62,400  62,400  62,400  62,400   2,496     2,496
--------------------------------------------------------------------------------------------------------------
67      2    37,822  42,634 54,579  61,740  85,402   97,374   64,896  64,896  64,896  64,896   2,596     2,596
--------------------------------------------------------------------------------------------------------------
68      3    36,779  44,015 51,899  62,581  82,678  100,596   67,492  67,492  67,492  67,492   2,700     2,700
--------------------------------------------------------------------------------------------------------------
69      4    35,763  45,441 49,237  63,400  80,001  103,842   70,192  70,192  70,192  70,192   2,808     2,808
--------------------------------------------------------------------------------------------------------------
70      5    34,776  46,914 46,590  64,194  81,366  111,108   72,999  72,999  72,999  72,999   2,920     2,920
--------------------------------------------------------------------------------------------------------------
71      6    33,817  48,434 43,955  64,960  77,771  113,394   75,919  75,919  75,919  75,919   3,037     3,037
--------------------------------------------------------------------------------------------------------------
72      7    32,883  50,003 41,329  65,695  74,212  115,697   78,956  78,956  78,956  78,956   3,158     3,158
--------------------------------------------------------------------------------------------------------------
73      8    31,976  51,623 38,711  66,394  70,687  118,017   82,114  82,114  82,114  82,114   3,285     3,285
--------------------------------------------------------------------------------------------------------------
74      9    31,093  53,296 36,097  67,056  67,191  120,351   85,399  85,399  85,399  85,399   3,416     3,416
--------------------------------------------------------------------------------------------------------------
75     10    30,235  55,022 33,486  67,675  63,721  122,697   88,815  88,815  88,815  88,815   3,553     3,553
--------------------------------------------------------------------------------------------------------------
80     15    26,257  64,533 20,364  69,988  46,621  134,521  108,057 108,057 108,057 108,057   4,322     4,322
--------------------------------------------------------------------------------------------------------------
85     20    22,824  75,687  6,877  70,528  29,701  146,215  131,467 131,467 131,467 131,467   5,259     5,259
--------------------------------------------------------------------------------------------------------------
90     25    19,839  88,769      0  69,317  19,839  158,086        0 131,467       0 159,950 *$7,394     6,398
--------------------------------------------------------------------------------------------------------------
95     30    17,245 104,112      0  66,254  17,245  170,366        0 131,467       0 194,604   7,394 **$11,676
--------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,394 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


--------------------------------------------------------------------------------------------------------------

                                                                 PROTECT        GUARANTEE
                                                                 -------        ---------

                            PROTECTION WITH
               INVESTMENT    INVESTMENT                                                         NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
--------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%       0%      6%      0%      6%      0%       6%
--------------------------------------------------------------------------------------------------------------
65      0    41,600  41,600 62,400  62,400  96,000   96,000   60,000  60,000  60,000  60,000       0         0
--------------------------------------------------------------------------------------------------------------
66      1    40,493  42,989 59,679  63,414  92,173   98,403   62,400  63,404  62,400  62,400   2,496     2,496
--------------------------------------------------------------------------------------------------------------
67      2    39,416  44,425 56,978  64,426  88,395  100,851   64,896  64,896  64,896  64,896   2,596     2,596
--------------------------------------------------------------------------------------------------------------
68      3    38,368  45,909 54,294  65,424  85,662  104,333   67,492  67,492  67,492  67,492   2,700     2,700
--------------------------------------------------------------------------------------------------------------
69      4    37,347  47,442 51,625  66,406  82,972  107,849   70,192  70,192  70,192  70,192   2,808     2,808
--------------------------------------------------------------------------------------------------------------
70      5    36,354  49,027 48,968  67,370  80,322  111,397   72,999  72,999  72,999  72,999   2,920     2,920
--------------------------------------------------------------------------------------------------------------
71      6    35,387  50,665 46,321  68,313  77,708  114,977   75,919  75,919  75,919  75,919   3,037     3,037
--------------------------------------------------------------------------------------------------------------
72      7    34,446  52,357 43,681  69,231  75,127  118,587   78,956  78,956  78,956  78,956   3,158     3,158
--------------------------------------------------------------------------------------------------------------
73      8    33,529  54,105 41,047  70,121  72,576  122,227   82,114  82,114  82,114  82,114   3,285     3,285
--------------------------------------------------------------------------------------------------------------
74      9    32,637  55,913 38,414  70,981  70,052  125,894   85,399  85,399  85,399  85,399   3,416     3,416
--------------------------------------------------------------------------------------------------------------
75     10    31,769  57,780 35,782  71,806  67,551  129,586   88,815  88,815  88,815  88,815   3,553     3,553
--------------------------------------------------------------------------------------------------------------
80     15    27,763  68,096 22,525  75,273  50,288  143,369  108,057 108,057 108,057 108,057   4,322     4,322
--------------------------------------------------------------------------------------------------------------
85     20    24,232  80,253  8,856  77,194  33,088  157,448  131,467 131,467 131,467 131,467   5,259     5,259
--------------------------------------------------------------------------------------------------------------
90     25    21,172  94,581      0  77,627  21,172  172,208        0 131,467       0 159,950 *$7,690     6,398
--------------------------------------------------------------------------------------------------------------
95     30    18,498 111,467      0  76,509  18,498  187,977        0 131,467       0 194,604   7,690 **$11,676
--------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------

                                                                PROTECT        GUARANTEE
                                                                -------        ---------

                            PROTECTION WITH
               INVESTMENT    INVESTMENT                                                        NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE    CASH VALUE//    DEATH BENEFIT       BASE            AMOUNT
-------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%      0%      6%      0%      6%      0%       6%
-------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000  60,000  100,000 100,000  60,000  60,000  60,000  60,000       0         0
-------------------------------------------------------------------------------------------------------------
66      1    38,876  41,276 57,248  60,848   96,124 102,124  62,400  62,400  62,400  62,400   2,496     2,496
-------------------------------------------------------------------------------------------------------------
67      2    37,784  42,593 54,521  61,678   92,305 104,271  64,896  64,896  64,896  64,896   2,596     2,596
-------------------------------------------------------------------------------------------------------------
68      3    36,722  43,951 51,816  62,487   88,538 106,438  67,492  67,492  67,492  67,492   2,700     2,700
-------------------------------------------------------------------------------------------------------------
69      4    35,690  45,353 49,130  63,271   84,820 108,625  70,192  70,192  70,192  70,192   2,808     2,808
-------------------------------------------------------------------------------------------------------------
70      5    34,687  46,800 46,461  64,029   81,148 110,829  72,999  72,999  72,999  72,999   2,920     2,920
-------------------------------------------------------------------------------------------------------------
71      6    33,712  48,293 43,805  64,757   77,518 113,051  75,919  75,919  75,919  75,919   3,037     3,037
-------------------------------------------------------------------------------------------------------------
72      7    32,765  49,834 41,162  65,452   73,927 115,286  78,956  78,956  78,956  78,956   3,158     3,158
-------------------------------------------------------------------------------------------------------------
73      8    31,844  51,423 38,527  66,111   70,372 117,535  82,114  82,114  82,114  82,114   3,285     3,285
-------------------------------------------------------------------------------------------------------------
74      9    30,950  53,064 35,899  66,730   66,849 119,794  85,399  85,399  85,399  85,399   3,416     3,416
-------------------------------------------------------------------------------------------------------------
75     10    30,080  54,757 33,275  67,304   63,355 122,061  88,815  88,815  88,815  88,815   3,553     3,553
-------------------------------------------------------------------------------------------------------------
80     15    26,055  64,065 20,113  69,367   46,167 133,432 108,057 108,057 108,057 108,057   4,322     4,322
-------------------------------------------------------------------------------------------------------------
85     20    22,590  74,957  6,622  69,606   29,212 144,563 131,467 131,467 131,467 131,467   5,259     5,259
-------------------------------------------------------------------------------------------------------------
90     25    19,586  87,700      0  68,040   19,586 155,740       0 131,467       0 159,950 *$7,394     6,398
-------------------------------------------------------------------------------------------------------------
95     30    16,980 102,610      0  64,563   16,980 167,172       0 131,467       0 194,604   7,394 **$11,676
-------------------------------------------------------------------------------------------------------------


*  Payments of $7,394 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES ADV
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------

                                                                PROTECT        GUARANTEE
                                                                -------        ---------

                            PROTECTION WITH
               INVESTMENT     INVESTMENT                                                       NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE     CASH VALUE     DEATH BENEFIT       BASE            AMOUNT
-------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%      0%      6%      0%      6%      0%       6%
-------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000   60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-------------------------------------------------------------------------------------------------------------
66      1    39,296  41,696 57,878   61,478  97,174 103,174  62,400  62,400  62,400  62,400   2,496     2,496
-------------------------------------------------------------------------------------------------------------
67      2    38,604  43,464 55,742   62,975  94,347 106,439  64,896  64,896  64,896  64,896   2,596     2,596
-------------------------------------------------------------------------------------------------------------
68      3    37,925  45,307 53,591   64,489  91,515 109,796  67,492  67,492  67,492  67,492   2,700     2,700
-------------------------------------------------------------------------------------------------------------
69      4    37,257  47,228 51,421   66,018  88,678 113,246  70,192  70,192  70,192  70,192   2,808     2,808
-------------------------------------------------------------------------------------------------------------
70      5    36,602  49,230 49,232   67,563  85,833 116,793  72,999  72,999  72,999  72,999   2,920     2,920
-------------------------------------------------------------------------------------------------------------
71      6    35,958  51,318 47,021   69,120  82,979 120,438  75,919  75,919  75,919  75,919   3,037     3,037
-------------------------------------------------------------------------------------------------------------
72      7    35,325  53,493 44,788   70,689  80,112 124,182  78,956  78,956  78,956  78,956   3,158     3,158
-------------------------------------------------------------------------------------------------------------
73      8    34,703  55,762 42,529   72,267  77,232 128,029  82,114  82,114  82,114  82,114   3,285     3,285
-------------------------------------------------------------------------------------------------------------
74      9    34,092  58,126 40,243   73,853  74,335 131,979  85,399  85,399  85,399  85,399   3,416     3,416
-------------------------------------------------------------------------------------------------------------
75     10    33,492  60,590 37,927   75,445  71,420 136,035  88,815  88,815  88,815  88,815   3,553     3,553
-------------------------------------------------------------------------------------------------------------
80     15    30,647  74,572 25,835   83,396  56,482 157,968 108,057 108,057 108,057 108,057   4,322     4,322
-------------------------------------------------------------------------------------------------------------
85     20    28,013  91,780 12,658   91,033  40,671 182,813 131,467 131,467 131,467 131,467   5,259     5,259
-------------------------------------------------------------------------------------------------------------
90     25    25,631 112,959      0   98,632  25,631 211,590       0 131,467 159,950 159,950   7,998     6,398
-------------------------------------------------------------------------------------------------------------
95     30    23,451 139,025      0  106,414  23,451 245,438       0 131,467       0 194,604 *$7,998 **$11,676
-------------------------------------------------------------------------------------------------------------


*  Payments of $7,998 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within  If you reside in Arizona and you
            a certain number of days" in      are age 65 or older at the time
            "Contract features and benefits"  the contract is issued, you may return your Retirement
                                              Cornerstone(R) Series contract
                                              within 30 days from the date
                                              that you receive it and receive
                                              a refund of your Total account
                                              value. This is also referred to
                                              as the "free look" period.
-------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      California and you are age 60 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Retirement Cornerstone(R) Series
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund as described
                                              below. This is also referred to
                                              as the "free look" period.

                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market variable
                                              investment option (and/or
                                              guaranteed interest option, if
                                              available), the amount of your
                                              refund will be equal to your
                                              contribution, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your Total account
                                              value on the date we receive
                                              your request to cancel at our
                                              processing office. This amount
                                              could be less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to the variable
                                              investment options (other than
                                              the EQ/Money Market variable
                                              investment option), your refund
                                              will be equal to your Total
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKER-DEALERS

                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.

                                              If you choose "return of
                                              contribution" free look
                                              treatment of your contract, we
                                              will allocate your entire
                                              contribution and any subsequent
                                              contributions made during the
                                              40-day period following the
                                              contract date, to the EQ/Money
                                              Market investment option. In the
                                              event you choose to exercise
                                              your free look right under the
                                              contract, you will receive a
                                              refund equal to your
                                              contributions.
-------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     If you choose the "return of
(CONTINUED)                                    contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next Business Day) following
                                               the contract date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.

                                               Any transfers made prior to the
                                               expiration of the 30-day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the contract
                                               date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               contract date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time re-allocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the contract date to
                                               cancel.

             See "Disability, terminal         The withdrawal charge waivers
             illness, or confinement to a      under items (i) and (iii) do not
             nursing home" under "Withdrawal   apply.
             charge" in "Charges and expenses"

             See "Transfers of ownership,      Guaranteed benefits do not
             collateral assignments, loans     terminate upon a change of owner
             and borrowing" in "More           or absolute assignment of the
             information"                      contract. Guaranteed benefits
                                               will continue to be based on the
                                               original measuring life (i.e.,
                                               owner, older joint owner,
                                               annuitant, older joint
                                               annuitant).
--------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"

             See "Credits" (for Series CP(R)   The following situation in which
             contracts only) in "Contract      we would normally recover the
             features and benefits" and "Your  credits does not apply:
             annuity payout options" in        .   If you start receiving
             "Accessing your money"                annuity payments within
                                                   three years of making any
                                                   contribution, we will
                                                   recover the credit that
                                                   applies to any contribution
                                                   made within the prior three
                                                   years.

                                               As a result of this, we will
                                               apply the contract's cash value,
                                               not the account value, to the
                                               supplementary contract for the
                                               periodic payments.

                                               Credits applied to contributions
                                               made within one year of death of
                                               the owner (or older joint owner,
                                               if applicable) will not be
                                               recovered. However, any
                                               applicable contract withdrawal
                                               charges will continue to apply
                                               to those contributions.

             See "Disability, terminal         FOR SERIES B, CP(R) AND L
             illness, or confinement to a      CONTRACTS:
             nursing home" under "Withdrawal   The withdrawal charge waiver
             charge" in "Charges and expenses" under item (i) does not apply.
                                               FOR SERIES CP(R) CONTRACTS:
                                               The withdrawal charge waivers
                                               under items (ii) and (iii) do
                                               not apply in the first contract
                                               year.

             See "Transfers of ownership,      The following is added to this
             collateral assignments, loans     section:
             and borrowing" in "More           Your contract cannot be assigned
             information"                      to an institutional investor or
                                               settlement company, either
                                               directly or indirectly.
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this
             contribute to your contract" in   section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on contributions is deleted. The
                                               remainder of this section is
                                               unchanged.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA      See "Credits (for Series CP(R)    If you elect to receive annuity
(CONTINUED)  contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.

             See "Your right to cancel within  If you reside in Florida, you
             a certain number of days" in      may cancel your variable annuity
             "Contract features and benefits"  contract and return it to us within 21 days from the date
                                               that you receive it. You will
                                               receive an unconditional refund
                                               equal to the greater of the cash
                                               surrender value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Withdrawal charge" under     If you are age 65 and older at
             "Charges that AXA Equitable       the time your contract is
             deducts" in "Charges and          issued, the applicable
             expenses"                         withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.

             See "Transfers of ownership,      Your Guaranteed benefits will
             collateral assignments, loans     terminate with all transfers of
             and borrowing" in "More           ownership, even with a change of
             information"                      owner from a trust to an
                                               individual.
--------------------------------------------------------------------------------
ILLINOIS     See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               your Retirement Cornerstone(R)
                                               Series contract date.

             See "Credits (for Series CP(R)    If you elect to receive annuity
             contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.
--------------------------------------------------------------------------------
MONTANA      See "Appendix IV: Hypothetical    The annuity purchase factors are
             illustrations"                    applied on a unisex basis in
                                               determining the amount payable
                                               under a Guaranteed benefit.
--------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit
             in "Definitions of key terms",    is not available. The only
             in "Guaranteed minimum death      Guaranteed minimum death
             benefits" and throughout this     benefits that are available are
             Prospectus.                       the Return of Principal death
                                               benefit and the Highest Anni-
                                               versary Value death benefit.
                                               Both of these death benefits are
                                               available in combination with
                                               the Guaranteed income benefit.
                                               They are also available without
                                               the Guaranteed income benefit.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

NEW YORK     See "Guaranteed interest          FOR SERIES CP(R) CONTRACTS ONLY:
(CONTINUED)  option"under "What are your       The Guaranteed interest option
             investment options under the      is not available.
             contract?" in "Contract features
             and benefits"

             See "Dollar cost averaging" in    FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and benefits"  Investment Simplifier is not available.

             See "Guaranteed income benefit"   The issue ages for owners who
             and "Guaranteed minimum death     elect the Highest Anniver- sary
             benefits" in "Contract features   Value death benefit with the GIB
             and benefits"                     are 35-75 for all Series except
                                               Series CP(R) (35-70). The issue
                                               ages for owners who elect the
                                               Highest Anniversary Value death
                                               benefit while opting out of the
                                               GIB are 0-75 for all Series
                                               except Series CP(R) (0-70). If
                                               you do not select the Highest
                                               Anniver- sary Value death
                                               benefit, the Return of Principal
                                               death benefit will be
                                               automatically issued with all
                                               eligible con- tracts. Eligible
                                               contracts are those that meet
                                               the owner and annuitant issue
                                               age requirements. Currently,
                                               ages 0-75 for all Series except
                                               Series CP(R) (0-70).

             See "Guaranteed minimum death     The charge for the Highest
             benefit charge" in "Fee Table"    Anniversary Value death benefit
             and "Highest Anniversary death    is 0.35%.
             benefit" under "Charges that AXA
             Equitable deducts" in "Charges
             and expenses."

             See "Allocating your              The Protection with Investment
             contributions" and "Guaranteed    Performance account can be
             income benefit" in "Contract      funded at any time. However, the
             features and benefits"            first Deferral bonus Roll-up
                                               amount or Annual Roll-up amount
                                               (as applicable) will be credited
                                               on the contract date anniversary
                                               that follows the owner's 50th
                                               birthday. See below for more
                                               details.

             See "Credits" in "Contract        FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"

                                               The "Indication of Intent"
                                               approach to first year contribu-
                                               tions in connection with the
                                               contribution crediting rate is
                                               not available.
                                               If the owner (or older joint
                                               owner, if applicable) dies
                                               during the one-year period
                                               following our receipt of a
                                               contribution to which a credit
                                               was applied, we will recover all
                                               or a portion of the amount of
                                               such Credit from the account
                                               value, based on the number of
                                               full months that elapse between
                                               the time we receive the
                                               contribution and the owner's (or
                                               older joint owner's, if
                                               applicable) death, as follows:

               Number of                       Percentage of
                 Months                            Credit
                 ------                            ------
                   0                                100%
                   1                                100%
                   2                                99%
                   3                                98%
                   4                                97%
                   5                                96%
                   6                                95%
                   7                                94%
                   8                                93%
                   9                                92%
                   10                               91%
                   11                               90%
                   12                               89%
-----------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

NEW YORK                                       We will not recover the credit
(CONTINUED)                                    on subsequent contributions made
                                               within 3 years prior to
                                               annuitization.

             See "Guaranteed income benefit"   The Guaranteed income benefit is
             in "Contract features and         issued with all eligible
             benefits"                         contracts unless you tell us you
                                               do not want it (or "opt out").

                                               FOR SERIES B, SERIES L, SERIES C
                                               AND SERIES ADV CONTRACTS: Issue
                                               age: 35-75

                                               FOR SERIES CP(R) CONTRACTS:
                                               Issue age: 35-70
             See "GIB benefit base" under      Your GIB benefit base stops
             "Guaranteed income benefit" in    "rolling up" on the contract
             "Contract features and benefits"  date anniversary following the owner's (or older joint owner's,
                                               if applicable) 90th birthday or
                                               at contract maturity, if earlier.

                                               Prior to the contract year in
                                               which the owner (or older joint
                                               owner, if applicable) reaches
                                               age 50, there is no crediting of
                                               the Deferral bonus Roll-up
                                               amount or Annual Roll-up amount
                                               to the GIB benefit base. Any
                                               Deferral bonus Roll-up amount or
                                               any Annual Roll-up amount will
                                               not be part of the GIB benefit
                                               base calculation until the
                                               contract year in which the owner
                                               (or older joint owner, if
                                               applicable) reaches age 50. The
                                               first Deferral bonus Roll-up
                                               amount and Annual Roll-up amount
                                               are calculated on the contract
                                               date anniversary preceding the
                                               owner's 50th birthday. The
                                               applicable amount is added to
                                               the GIB benefit base on the
                                               contract date anniversary that
                                               follows the owner's 50th
                                               birthday.

                                               For the GIB, there are caps on
                                               the GIB benefit base, which are
                                               based on a percentage of total
                                               contributions to the Protection
                                               with Investment Performance
                                               account:

    Initial Funding Age               Cap Amount
    -------------------               ----------
    35-55                             250% on GIB benefit base

    56+                               No Cap on GIB benefit base

                                    The cap is determined by the age
                                    of the owner at the time of
                                    first funding of the Protection
                                    with Investment Perfor- mance
                                    account. If the Protection with
                                    Investment Performance account
                                    is funded at age 56 or greater
                                    there is no cap. If the
                                    Protection with Investment
                                    Performance account is funded at
                                    ages 35 to 55, the cap
                                    percentage is set to 250% and
                                    does not change for the life of
                                    the contract, unless there is a
                                    GIB benefit base reset at age 56
                                    or greater. If there is a GIB
                                    benefit base reset at age 56 or
                                    greater, there is no cap,
                                    regardless of the age of the
                                    owner at first funding. If there
                                    is a GIB benefit base reset
                                    prior to age 56, the GIB benefit
                                    base will be capped at 250%,
                                    multiplied by the Protection
                                    with Investment Performance
                                    account value at time of the GIB
                                    benefit base reset, plus 250% of
                                    all contributions and transfers
                                    made to the Protection with
                                    Investment Performance Account
                                    after the reset. Neither a GIB
                                    benefit base reset nor
                                    withdrawals from your Protection
                                    with Investment Performance
                                    account will lower the cap
                                    amount.
---------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------

NEW YORK                                       Beginning with the contract year
(CONTINUED)                                    in which the owner turns age 50,
                                               or if later, the first funding
                                               of the Protection with
                                               Investment Performance account:

                                                 The Roll-up amount on the GIB
                                                 benefit base will be pro-
                                                 rated for all transfers and/or
                                                 contributions to the
                                                 Pro- tection with Investment
                                                 Performance account received
                                                 during that contract year. The
                                                 amount of the transfer and/ or
                                                 contribution will be added to
                                                 your GIB benefit base on the
                                                 business day it is received,
                                                 but will not increase the
                                                 beginning of year Annual
                                                 Roll-up amount (or Annual
                                                 withdrawal amount, if
                                                 applicable) in that contract
                                                 year.

             See "Annual Roll-up rate" under   The Annual Roll-up rate will be
             "Guaranteed income benefit" in    used to calculate your Annual
             "Contract features and benefits"  withdrawal amount, including in the contract years prior to age
                                               50 when your GIB benefit base is
                                               not being credited with a
                                               Roll-up amount.

             See "GIB benefit base reset"      Your GIB benefit base will
             under "Guaranteed income          automatically "reset" to equal
             benefit" in "Contract features    your Protection with Investment
             and benefits"                     Performance account value, if
                                               higher, on each contract date
                                               anniversary from your contract
                                               date, up to the contract date
                                               anniversary following your 90th
                                               birthday.

             See "Lifetime GIB payments"       The GIB guarantees annual
             under "Guaranteed income          lifetime payments ("Lifetime GIB
             benefit" in "Contract features    payments"), which will begin at
             and benefits"                     the earliest of:

                                               (i)the next contract year
                                                  following the date your
                                                  Protection with Investment
                                                  Performance account goes to
                                                  zero (except as the result of
                                                  an Excess withdrawal);
                                               (ii)the contract date
                                                   anniversary following your
                                                   90th birthday; and
                                               (iii)your contract's maturity
                                                    date.

                                                  Your Lifetime GIB payments
                                                  are calculated by applying a
                                                  percentage to your GIB
                                                  benefit base. If your
                                                  Protection with Investment
                                                  Performance account value is
                                                  zero, we will use your GIB
                                                  benefit base as of the day
                                                  your Protection with
                                                  Investment Performance
                                                  account was reduced to zero.
                                                  The percentage is based on
                                                  your age (or for Joint life
                                                  contracts, the age of the
                                                  younger spouse), as follows:

                              Age     Single Life  Joint Life
                              ---     -----------  ----------
                            Up to 85      4%         3.25%
                             86-90        5%           4%

  See "How withdrawals affect your Guaranteed benefits"  EFFECT OF WITHDRAWALS ON YOUR
  in "Contract features and benefits"                    GIB BENEFIT BASE

                                                         Prior to the contract year in
                                                         which the owner turns age 50,
                                                         withdrawals will reduce your
                                                         GIB benefit base on a dollar-
                                                         for-dollar basis up to the
                                                         Annual withdrawal amount. The
                                                         portion of a withdrawal in
                                                         excess of the Annual
                                                         withdrawal amount will reduce
                                                         your GIB benefit base on a
                                                         pro rata basis. A withdrawal
                                                         from your Protection with
                                                         Investment Performance
                                                         account in the first contract
                                                         year in which the Protection
                                                         with Investment Performance
                                                         account is funded will reduce
                                                         your GIB benefit base on a
                                                         pro rata basis (this is an
                                                         Excess withdrawal).

                                                         Any withdrawals taken from
                                                         your Protection with
                                                         Investment Performance
                                                         account prior to the contract
                                                         year in which the owner turns
                                                         age 50 that are less than the
                                                         Annual withdrawal amount will
                                                         not result in any crediting
                                                         of the GIB benefit base at
                                                         the end of the contract year.
                                                         Also, any withdrawals taken
                                                         from your Protection with
                                                         Investment Performance
                                                         account prior to the contract
                                                         year in which the owner turns
                                                         age 50 will result in your
                                                         GIB benefit base becoming
                                                         ineligible for any Deferral
                                                         bonus Roll-up amount.
---------------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS  AVAILABILITY OR VARIATION
------------------------------------------------------------------

NEW YORK                            EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)                         HIGHEST ANNIVERSARY VALUE
                                    DEATH BENEFIT (IF ELECTED
                                    WITH THE GIB)
                                    If you elected the GIB with
                                    the Highest Anniversary Value
                                    death benefit, withdrawals
                                    from the Protection with
                                    Investment Performance
                                    account will reduce both the
                                    GIB benefit base and the
                                    Highest Anniversary Value
                                    death benefit base on a pro
                                    rata basis in the first
                                    contract year in which the
                                    Protection with Investment
                                    Performance account is funded.

                                    .   For withdrawals taken
                                        from the Protection with
                                        Invest- ment Performance
                                        account prior to the
                                        contract year in which
                                        the owner turns 50, the
                                        following applies:

                                       -- Beginning on the first
                                          day of the contract
                                          year that follows the
                                          contract year in which
                                          the Protection with
                                          Investment Performance
                                          account is first
                                          funded, withdrawals up
                                          to the Annual
                                          withdrawal amount will
                                          reduce both the GIB
                                          benefit base and the
                                          Highest Anniversary
                                          Value benefit base on a
                                          dollar-for-dollar
                                          basis. The portion of
                                          any with- drawal in
                                          excess of your Annual
                                          withdrawal amount will
                                          reduce your GIB benefit
                                          base and your Highest
                                          Anniversary Value
                                          benefit base on a pro
                                          rata basis as of the
                                          date of the withdrawal.
                                    .   For withdrawals taken
                                        from the Protection with
                                        Investment Performance
                                        account beginning with
                                        the contract year in
                                        which the owner turns 50,
                                        the following applies:

                                       -- Beginning on the first
                                          day of the contract
                                          year that follows the
                                          contract year in which
                                          the Pro- tection with
                                          Investment Performance
                                          account is first
                                          funded, withdrawals up
                                          to the Annual
                                          with- drawal amount
                                          will reduce the Highest
                                          Anniver- sary Value
                                          benefit base on a
                                          dollar-for-dollar
                                          basis. Please note that
                                          withdrawing up to your
                                          Annual withdrawal
                                          amount does not reduce
                                          your GIB benefit base.
                                          However, the portion of
                                          any withdrawal in
                                          excess of your Annual
                                          withdrawal amount will
                                          reduce your GIB benefit
                                          base and your Highest
                                          Anniversary Value
                                          benefit base on a pro
                                          rata basis as of the
                                          date of the withdrawal.

                                    If you do not opt out of the
                                    GIB but decide to drop it
                                    after having funded it, the
                                    withdrawal treatment for the
                                    Highest Anniversary Value
                                    death benefit becomes pro
                                    rata. Beginning in the first
                                    contract year, for
                                    withdrawals taken from the
                                    Protection with Investment
                                    Performance account through
                                    our Automatic RMD service,
                                    the GIB benefit base and the
                                    Highest Anniversary Value
                                    benefit base will be reduced
                                    on a dollar-for-dollar basis.

                                    EFFECT OF WITHDRAWALS ON YOUR
                                    HIGHEST ANNIVERSARY VALUE
                                    DEATH BENEFIT (IF ELECTED
                                    WITHOUT THE GIB)

                                    If you elect the Highest
                                    Anniversary Value death
                                    benefit and have opted out of
                                    the GIB, withdrawals from
                                    your Protection with
                                    Investment Performance
                                    account will always reduce
                                    your Highest Anniversary
                                    Value benefit base on a pro
                                    rata basis.
------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                                   AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------------------

NEW YORK                                                             EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)                                                          RETURN OF PRINCIPAL DEATH
                                                                     BENEFIT

                                                                     The effect of withdrawals
                                                                     from the Protection with
                                                                     Investment Performance
                                                                     account is on a pro rata
                                                                     basis only.

             See "Automatic payment plans" under "Withdrawing        The Maximum Payment Plan and
             your money" in "Accessing your money"                   the Customized Payment Plan
                                                                     are not available until the
                                                                     contract year in which the
                                                                     owner (or older joint owner,
                                                                     if applicable) turns age 50
                                                                     or, if later, the contract
                                                                     year that follows the
                                                                     contract year in which the
                                                                     Protection with Investment
                                                                     Performance account is first
                                                                     funded.

             See "Selecting an annuity payout option" under "Your    FOR SERIES CP(R) CONTRACTS
             annuity payout option" in "Accessing your money"        ONLY:
                                                                     The earliest date annuity
                                                                     payments may begin is 13
                                                                     months from the issue date.

             See "Annuity maturity date" under "Your annuity payout  The maturity date is the
             options" in "Accessing your money"                      contract date anniversary
                                                                     that follows the annuitant's
                                                                     birthday, as follows:

                                                 Maximum
                                      Issue Age  Annuitization age
                                      ---------  -----------------
                                      0-80       90
                                      81         91
                                      82         92
                                      83         93
                                      84         94
                                      85         95

                                                FOR SERIES CP(R) CONTRACTS:
                                                The maturity date is the
                                                contract date anniversary that
                                                follows the annuitant's 90th
                                                birthday.
                                                Deductions for charges from the
                                                guaranteed interest option are
              See "Charges and expenses"        not permitted.

              See "Disability, terminal         Item (i) is deleted and replaced
              illness, or confinement to a      with the following: An owner (or
              nursing home"                     older joint owner, if
                                                applicable) has qualified to
                                                receive Social Security
                                                disability benefits as certified
                                                by the Social Security
                                                Administration or meets the
                                                definition of a total disability
                                                as specified in the contract. To
                                                qualify, a re-certification
                                                statement from a physician will
                                                be required every 12 months from
                                                the date disability is
                                                determined.

              See "Transfers of ownership,      Collateral assignments are not
              collateral assignments, loans     limited to the period prior to
              and borrowing" in "More           the first contract date
              information"                      anniversary. You may assign all
                                                or a portion of your NQ contract
                                                at any time, pursuant to the
                                                terms described in this
                                                Prospectus.
---------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  If you reside in North Dakota at
              a certain number of days" in      the time the contract is issued,
              "Contract features and benefits"  you may return your Retirement
                                                Cornerstone(R) Series contract
                                                within 20 days from the date
                                                that you receive it and receive
                                                your Total account value.
---------------------------------------------------------------------------------
OREGON        See "Types of contracts" in       Qualified Plan ("QP") contracts
              "What is the Retirement           are not available for all Series
              Cornerstone(R) Series?" on the    contracts.
              Prospectus cover.

              See "Credits" (for Series CP(R)   The last sentence of the second
              contracts only) in "Contract      full paragraph is deleted. A
              features and benefits"            credit will be applied in
                                                connection with a partial
                                                conver- sion of a traditional
                                                IRA contract to a Roth IRA
                                                contract.

              See "Retirement Cornerstone(R)    FOR SERIES B, CP(R) AND L
              Series at a glance -- key         CONTRACTS:
              features"; "How you can make      In these sections and throughout
              contributions" in "Con- tract     the Prospectus, please note that
              features and benefits" and "How   contributions can only be made
              you can purchase and contribute   in the first contract year.
              to your contract" in "Contract
              features and benefits"

              See "Selecting an annuity payout  FOR SERIES B, CP(R) AND L
              option" under "Your annuity       CONTRACTS:
              payout options" in "Accessing
              your money"
---------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

OREGON                                         You can choose the date annuity
(CONTINUED)                                    payments begin, but it may not
                                               be earlier than seven years from
                                               the Series B con- tract issue
                                               date, four years from the Series
                                               L contract issue date, or nine
                                               years from the Series CP(R)
                                               contract issue date.

                                               No withdrawal charge is imposed
                                               if you select a non-life
                                               contingent period certain payout
                                               annuity.

                                               If the payout annuity benefit is
                                               based on the age or sex of the
                                               owner and/or annuitant, and that
                                               information is later found not
                                               to be correct, we will adjust
                                               the payout annuity benefit on
                                               the basis of the correct age or
                                               sex. We will adjust the number
                                               or amount of payout annuity
                                               benefit payments, or any amount
                                               of the payout annuity benefit
                                               payments, or any amount used to
                                               provide the payout annu- ity
                                               benefit, or any combination of
                                               these approaches. If we have
                                               overpaid you, we will charge
                                               that overpayment against future
                                               payments, while if we have
                                               underpaid you, we will add
                                               additional amounts to future
                                               payments. Our liability will be
                                               limited to the correct
                                               information and the actual
                                               amounts used to provide the
                                               benefits.
             See "Lifetime required minimum    The following replaces the last
             distribution withdrawals" under   paragraph:
             "Withdrawing your account value"  We generally will not impose a
             in "Accessing your money"         withdrawal charge on minimum
                                               distribution withdrawals even if
                                               you are not enrolled in our
                                               automatic RMD service, except
                                               if, when added to a lump sum
                                               withdrawal previously taken in
                                               the same contract year, the
                                               minimum distribution withdrawals
                                               exceed the free withdrawal
                                               amount. In order to avoid a
                                               withdrawal charge in connection
                                               with minimum distribution
                                               withdrawals outside of our
                                               automatic RMD service, you must
                                               notify us using our withdrawal
                                               request form. Such minimum
                                               distribution withdrawals must be
                                               based solely on your contract's
                                               Total account value.

             See "Withdrawal charge" in        A withdrawal charge will never
             "Charges and expenses"            apply to the contract's Total
                                               account value at the time an
                                               annuity payout option is
                                               selected. This is because the
                                               contract can only be annuitized
                                               if all withdrawal charges have
                                               expired. See the discussion
                                               regarding when your contract can
                                               be annuitized.

             See "Misstatement of age" in      The second sentence regarding
             "More information"                the rescission of Guaranteed
                                               benefits is deleted in its
                                               entirety.

             See "Transfer of ownership        The first sentence of the fourth
             collateral assignments, loans     paragraph is deleted. The
             and borrowing": in "More          Retirement Cornerstone(R)
             information"                      contract can be assigned unless
                                               otherwise restricted for tax
                                               qualification purposes.
--------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                  Available for direct rollovers
                                               from U.S. source 401(a) plans
                                               and direct transfers from the
                                               same type of U.S. source IRAs.

             QP (Defined Benefit) contracts    Not Available
             (For Series B, Series CP(R) and
             Series L contracts only)

             See "Purchase considerations for  We do not offer Retirement
             a charitable remainder trust"     Cornerstone(R) Series contracts
             under "Owner and annuitant        to charitable remainder trusts
             requirements" in "Contract        in Puerto Rico.
             features and benefits"

             See "How you can make             Specific requirements for
             contributions" in "Contract       purchasing QP contracts in
             features and benefits" (For       Puerto Rico are outlined below
             Series B, Series CP(R) and        in "Purchase considerations for
             Series L contracts only)          QP (Defined Contribution)
                                               contracts in Puerto Rico".

             See "Guaranteed income benefit"   Restrictions for the GIB on a
             in "Contract features and         Puerto Rico QPDC contract are
             benefits" (For Series B, Series   described below, under "Purchase
             CP(R) and Series L contracts      considerations for QP (Defined
             only)                             Contribution) contracts in
                                               Puerto Rico", and in your
                                               contract.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

PUERTO RICO  See "Lifetime required minimum    This option is not available
(CONTINUED)  distribution withdrawals" under   with QPDC contracts.
             "Withdrawing your account value"
             in "Accessing your money" (For
             Series B, Series CP(R) and
             Series L contracts only)

             See "Transfers of ownership,      Transfers of ownership of QP
             collateral assignments, loans     contracts are governed by Puerto
             and borrowing" in "More           Rico law. Please consult your
             information" (For Series B,       tax, legal or plan advisor if
             Series CP(R) and Series L         you intend to transfer ownership
             contracts only)                   of your contract.

             "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts  (DEFINED CON-TRIBUTION)
             in Puerto Rico" -- this section   CONTRACTS IN PUERTO RICO:
             replaces "Appendix II: Purchase   Trustees who are considering the
             considerations for QP contracts"  purchase of a Retirement
             in this Prospectus. (For Series   Cornerstone(R) Series QP
             B, Series CP(R) and Series L      contract in Puerto Rico should
             con-tracts only)                  discuss with their tax, legal
                                               and plan advisors whether this
                                               is an appropriate investment
                                               vehicle for the employer's plan.
                                               Trustees should consider whether
                                               the plan provisions permit the
                                               investment of plan assets in the
                                               QP contract, the Guaranteed
                                               income benefit, and the payment
                                               of death benefits in accordance
                                               with the requirements of Puerto
                                               Rico income tax rules. The QP
                                               contract and this Prospectus
                                               should be reviewed in full, and
                                               the following factors, among
                                               others, should be noted.

                                               LIMITS ON CONTRACT OWNERSHIP:
                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee who becomes
                                                   eligible for the plan, no
                                                   further contributions may be
                                                   made to the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

PUERTO RICO                                    .   As mentioned above, if a new
(CONTINUED)                                        employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GIB and must continue to
                                                   hold the supplementary
                                                   contract for the duration of
                                                   the GIB payments.

                                               PLAN TERMINATION:

                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.
                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               AXA Equitable is a U.S.
                                               insurance company, therefore
                                               distributions under the NQ
                                               contract could be subject to
                                               United States taxation and
                                               withholding on a "taxable amount
                                               not determined" basis.

                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix VII: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protection with Investment Performance variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment Performance account.) The examples show how the different automatic payment plans can be used without reducing your GIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GIB benefit base does not reset. Also, the examples reflect the effect on both the GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).


MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Annual Roll-up rate" in effect for each year.

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0             0.00%
------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0             0.00%
------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0             0.00%
------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0             0.00%
------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0             0.00%
------------------------------------------------------------------------------
 6     5.40%/(b)/         $127,260          $6,872             5.40%
------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260          $6,618             5.20%
------------------------------------------------------------------------------
 8     4.70%/(b)/         $127,260          $5,981             4.70%
------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260          $7,636             6.00%
------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,260          $9,290             7.30%
------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral bonus Roll-up rate or Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by 4.00%.

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0             0.00%
------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0             0.00%
------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0             0.00%
------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0             0.00%
------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0             0.00%
------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,090             4.00%
------------------------------------------------------------------------------
 7     5.20%/(b)/         $128,151          $5,126             4.00%
------------------------------------------------------------------------------
 8     5.40%/(b)/         $129,688          $5,188             4.00%
------------------------------------------------------------------------------

                                     VII-1

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 9     6.00%/(b)/         $131,504          $5,260             4.00%
------------------------------------------------------------------------------
 10    7.30%/(b)/         $134,134          $5,365             4.00%
------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.00% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,090/(c)/           4.00%/(c)/
---------------------------------------------------------------------------------
 7     5.20%/(b)/         $128,151          $5,382                4.20%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $129,432          $5,695                4.40%
---------------------------------------------------------------------------------
 9     6.00%/(b)/         $130,726          $6,536                5.00%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $132,034          $8,318                6.30%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.

FIXED PERCENTAGE OF 5.50%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,981/(c)/           4.70%
---------------------------------------------------------------------------------
 7     6.00%/(b)/         $127,260          $6,999/(d)/           5.50%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,896          $6,906/(c)/           5.40%
---------------------------------------------------------------------------------
 9     5.20%/(b)/         $127,896          $6,651/(c)/           5.20%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,896          $7,034/(d)/           5.50%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.

                                     VII-2

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,981/(c)/           4.70%
---------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260          $6,618/(c)/           5.20%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,260          $6,872/(c)/           5.40%
---------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260          $7,000                5.50%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,895          $7,000                5.50%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT AND YOUR INVESTMENT PERFORMANCE ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment Performance account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

----------------------------------------------------------------------------------------------------------------
     DEFERRAL BONUS                          WITHDRAWAL FROM     ADDITIONAL WITHDRAWAL
      ROLL-UP RATE                           PROTECTION WITH        FROM INVESTMENT
         ANNUAL     BEGINNING OF YEAR GIB INVESTMENT PERFORMANCE      PERFORMANCE      PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE          ACCOUNT VALUE             ACCOUNT             BASE WITHDRAWN
----------------------------------------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260                $5,981                $1,018                   5.50%
----------------------------------------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260                $6,618                $  382                   5.50%
----------------------------------------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,260                $6,872                $  127                   5.50%
----------------------------------------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260                $6,999                $    0                   5.50%
----------------------------------------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,896                $7,034                $    0                   5.50%
----------------------------------------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

                                     VII-3

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VIII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

As described below, this example assumes the Protection with Investment Performance account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

---------------------------------------------------------------------------

                                                             GUARANTEED
                                                               INCOME
                                                              BENEFIT
                                                              -------

                                                 ASSUMED
                                                DEFERRAL
                   PROTECTION WITH                BONUS
                     INVESTMENT               ROLL-UP RATE/
 END OF    ASSUMED   PERFORMANCE                 ANNUAL         GIB
CONTRACT     NET       ACCOUNT                   ROLL-UP      BENEFIT
  YEAR     RETURN       VALUE      WITHDRAWAL     RATE          BASE
---------------------------------------------------------------------------
    0                 $100,000                               $100,000/(3)/
---------------------------------------------------------------------------
    1       3.0%      $103,000       $   0        4.0%       $104,000/(3)/
---------------------------------------------------------------------------
    2       4.0%      $107,120       $   0        4.0%       $108,160/(3)/
---------------------------------------------------------------------------
    3       6.0%      $113,547       $   0        4.0%       $113,547/(3)/
---------------------------------------------------------------------------
    4       6.0%      $120,360       $   0        4.0%       $118,089/(3)/
---------------------------------------------------------------------------
    5       7.0%      $128,785       $   0        4.0%       $122,813/(3)/
---------------------------------------------------------------------------

-------------------------------------------------------------------



                      GUARANTEED MINIMUM DEATH BENEFITS
                      ---------------------------------



                            HIGHEST
             RETURN OF    ANNIVERSARY    ROLL-UP TO
 END OF      PRINCIPAL       VALUE         AGE 85      "GREATER OF"
CONTRACT      BENEFIT       BENEFIT       BENEFIT        BENEFIT
  YEAR         BASE          BASE           BASE           BASE
-------------------------------------------------------------------
    0      $100,000/(1)/  $100,000/(2)/  $100,000/(3)/   $100,000
-------------------------------------------------------------------
    1      $100,000/(1)/  $103,000/(2)/  $104,000/(3)/   $104,000
-------------------------------------------------------------------
    2      $100,000/(1)/  $107,120/(2)/  $108,160/(3)/   $108,160
-------------------------------------------------------------------
    3      $100,000/(1)/  $113,547/(2)/  $113,547/(3)/   $113,547
-------------------------------------------------------------------
    4      $100,000/(1)/  $120,360/(2)/  $118,089/(3)/   $120,360
-------------------------------------------------------------------
    5      $100,000/(1)/  $128,785/(2)/  $122,813/(3)/   $128,785
-------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary, plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by the assumed Deferral bonus Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                    VIII-1

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED
                                                                          INCOME
                                                                          BENEFIT
                                                                          -------

                                                          ASSUMED
                                                         DEFERRAL
                    PROTECTION WITH                        BONUS
                       INVESTMENT                      ROLL-UP RATE/                      RETURN OF
   END OF   ASSUMED   PERFORMANCE                         ANNUAL            GIB           PRINCIPAL
  CONTRACT    NET       ACCOUNT                           ROLL-UP         BENEFIT          BENEFIT
    YEAR    RETURN       VALUE          WITHDRAWAL         RATE            BASE             BASE
-------------------------------------------------------------------------------------------------------

  Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $4,913
   Year 6    (5.0)% $        122,346 $     4,913                4.0% $   122,813/(6)/  $   95,985/(4)/
-------------------------------------------------------------------------------------------------------

  YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $     4,913/(7)/

  Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
   Year 6    (5.0)% $        122,346 $     7,000                4.0% $   120,717/(10)/ $   94,279/(8)/
-------------------------------------------------------------------------------------------------------

  YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $     4,829/(11)/

-------------------------------------------------



GUARANTEED MINIMUM DEATH BENEFITS
---------------------------------



     HIGHEST
   ANNIVERSARY        ROLL-UP
      VALUE          TO AGE 85     "GREATER OF"
     BENEFIT          BENEFIT         BENEFIT
      BASE              BASE           BASE
------------------------------------------------


$    123,615/(5)/ $  122,813/(6)/  $     123,615
------------------------------------------------




$    121,417/(9)/ $  120,717/(10)/ $     121,417
------------------------------------------------



ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Protection with Investment Performance account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985;

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protection with Investment Performance account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Protection with Investment Performance account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;

(10)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717;

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-2

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

This example assumes the Protection with Investment Performance account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------

                                                        GUARANTEED
                                                          INCOME
                                                         BENEFIT                  GUARANTEED MINIMUM DEATH BENEFIT
                                                         -------                  --------------------------------

                                           ASSUMED
                 PROTECTION                ANNUAL
                    WITH                  DEFERRAL                                     HIGHEST
  END            INVESTMENT                 BONUS                       RETURN OF    ANNIVERSARY     ROLL-UP TO
   OF    ASSUMED PERFORMANCE            ROLL-UP RATE/      GIB          PRINCIPAL       VALUE          AGE 85       "GREATER
CONTRACT   NET     ACCOUNT                 ROLL-UP       BENEFIT         BENEFIT       BENEFIT        BENEFIT      OF" BENEFIT
  YEAR   RETURN     VALUE    WITHDRAWAL     RATE           BASE           BASE          BASE            BASE          BASE
------------------------------------------------------------------------------------------------------------------------------
   0              $100,000                             $100,000/(3)/  $100,000/(1)/  $100,000/(2)/  $100,000/(3)/   $100,000
------------------------------------------------------------------------------------------------------------------------------
   1      3.0%    $103,000     $    0       4.0%       $104,000/(3)/  $100,000/(1)/  $103,000/(2)/  $104,000/(3)/   $104,000
------------------------------------------------------------------------------------------------------------------------------
   2      4.0%    $107,120     $    0       4.0%       $108,160/(3)/  $100,000/(1)/  $107,120/(2)/  $108,160/(3)/   $108,160
------------------------------------------------------------------------------------------------------------------------------
   3      6.0%    $113,547     $    0       4.0%       $113,547/(3)/  $100,000/(1)/  $113,547/(2)/  $113,547/(3)/   $113,547
------------------------------------------------------------------------------------------------------------------------------
   4      6.0%    $120,360     $    0       4.0%       $118,089/(3)/  $100,000/(1)/  $120,360/(2)/  $118,089/(3)/   $120,360
------------------------------------------------------------------------------------------------------------------------------
   5      7.0%    $128,785     $    0       4.0%       $122,813/(3)/  $100,000/(1)/  $128,785/(2)/  $122,813/(3)/   $128,785
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws Annual withdrawal amount, which equals $4,913
 Year 6   5.0%    $135,224     $4,913       4.0%       $122,813/(6)/   $96,367/(4)/  $124,106/(5)/  $122,813/(6)/   $124,106
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:  $4,913/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount

  Year
   6      5.0%    $135,224     $7,000       4.0%       $120,916/(10)/  $94,823/(8)/  $122,118/(9)/  $120,916/(10)/  $122,118
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:  $4,837/(11)/

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 4 the Highest Anniversary Value benefit base is $120,360. This is because the Protection with Investment Performance account value ($120,360) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($113,547).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus the Deferral bonus Roll-up amount ($4,326).

                                    VIII-3

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Protection with Investment Performance account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367;

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106;

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protection with Investment Performance account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Protection with Investment Performance account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823;

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118;

(10)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916;

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,837 [4% (the assumed Annual Roll-up rate) x $120,916 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-4

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                            NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protection with
CONTRACT/(1)/                Investment Performance account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment
                             Performance account through age 86 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protection with Investment Performance account,
                             subsequent contributions to your Protection with Investment
                             Performance account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                     TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protection with
CONTRACT/(1)/                Investment Performance account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment
                             Performance account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protection with Investment Performance account,
                             subsequent contributions to your Protection with Investment
                             Performance account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.
                         .   Although we accept regular IRA contributions (limited to $6,000 for 2019) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                         ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protection with
CONTRACT/(1)/                Investment Performance account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment
                             Performance account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protection with Investment Performance account,
                             subsequent contributions to your Protection with Investment
                             Performance account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $6,000 for
                             2019) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
 CONTRACT TYPE           ROTH IRA)
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Protection with
                             Investment Performance account and the Investment Account through age 71, or if later, the first contract date anniversary.
                             However, once you make a withdrawal from the Protection with
                             Investment Performance account, subsequent contributions to the
                             Protection with Investment Performance account will no longer be permitted.
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

---------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                  QP
---------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
---------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
PERMITTED)
---------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
---------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protection with
CONTRACT/(1)/                Investment Performance account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment
                             Performance account through age 76 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protection with Investment Performance account,
                             subsequent contributions to your Protection with Investment
                             Performance account will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the age 70 1/2 must be net of any required minimum distributions.
See Appendix III earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
---------------------------------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                  PAGE

Who is AXA Equitable?                              2

Unit Values                                        2

Custodian                                          2

Independent Registered Public Accounting Firm      2

Distribution of the Contracts                      2

Financial Statements                               2

Condensed Financial Information                Appendix I


HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE
ACCOUNT NO. 70 dated May 1, 2019.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #646200

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?


The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L") and Retirement Cornerstone(R) Series C ("Series C"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./(1)/


For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and mortality and expense risks charge are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. See Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).
-------------
(1)The account for special dollar cost averaging is only available with Series B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C and Series CP(R) contracts.

In order to purchase certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS. We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.


The optional guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"); (ii) the Return of Principal death benefit; (iii) the Annual Ratchet death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2019, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                 #645911/RC 1.0

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate
.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Growth - Alt 20
.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth
.. American Century VP Large Company Value
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund .. American Funds Insurance Series(R) New World Fund(R)
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Focus Growth V.I. Fund
.. EQ/400 Managed Volatility/(*)(1)/
.. EQ/500 Managed Volatility/(*)(1)/
.. EQ/2000 Managed Volatility/(*)(1)/
.. EQ/AB Dynamic Moderate Growth/(*)(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/American Century Mid Cap Value
.. EQ/Balanced Strategy/(*)(1)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(1)/
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Conservative Growth Strategy/(*)(1)/
.. EQ/Conservative Strategy/(*)(1)/
.. EQ/Core Bond Index/(*)/
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Rising Dividends
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Franklin Strategic Income
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Global Bond PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Growth Strategy/(*)(1)/
.. EQ/Intermediate Government Bond/(*)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(*)(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Comstock
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Ivy Science and Technology
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Lazard Emerging Markets Equity
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS International Growth
.. EQ/MFS International Value
.. EQ/MFS Technology
.. EQ/MFS Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate Growth Strategy/(*)(1)/
.. EQ/Moderate-Plus Allocation/(1)/
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Real Return
.. EQ/PIMCO Total Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/T. Rowe Price Health Sciences
.. EQ/Templeton Global Equity Managed Volatility/(1)/
.. Fidelity(R) VIP Asset Manager: Growth
.. Fidelity(R) VIP Freedom 2015
.. Fidelity(R) VIP Freedom 2020
.. Fidelity(R) VIP Freedom 2025
.. Fidelity(R) VIP Freedom 2030
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. Franklin Allocation VIP/(1)/
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Guggenheim VIF Global Managed Futures Strategy
.. Guggenheim VIF Multi-Hedge Strategies
.. Invesco V.I. American Franchise
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. High Yield
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Asset Strategy
.. Ivy VIP Global Equity Income
.. Ivy VIP High Income
.. Ivy VIP Natural Resources
.. Ivy VIP Small Cap Growth
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. ProFund VP Bear
.. ProFund VP Biotechnology
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets



--------------------------------------------------------------------------------
(*)This variable investment option is also available as a Guaranteed benefit variable investment option should you elect a Guaranteed benefit and wish to fund it. The Guaranteed benefit variable investment option versions of these funds will be identified with the prefix "GB". For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). ALSO, WE LIMIT THE NUMBER OF VARIABLE INVESTMENT OPTIONS THAT YOU MAY ELECT.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. The contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.


ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling 1-800-789-7771.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

--------------------------------------------------------------------------------


             Index of key words and phrases                      5
             Who is AXA Equitable?                               7
             How to reach us                                     8
             Retirement Cornerstone(R) Series at a glance --
               key features                                     10

             ------------------------------------------------------
             FEE TABLE                                          13
             ------------------------------------------------------

             Examples                                           15
             Condensed financial information                    16

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  17
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         17
             Owner and annuitant requirements                   17
             How you can make your contributions                18
             What are your investment options under the
               contract?                                        19
             Portfolios of the Trusts                           21
             Allocating your contributions                      35
             Dollar cost averaging                              37
             Credits (FOR SERIES CP(R) CONTRACTS)               39
             Guaranteed minimum death benefit and Guaranteed
               income benefit base                              41
             How withdrawals affect your Guaranteed benefits    43
             Guaranteed income benefit                          44
             Death benefit                                      48
             Dropping a Guaranteed benefit                      49
             Guaranteed benefit offers                          49
             Inherited IRA beneficiary continuation contract    50
             Your right to cancel within a certain number of
               days                                             51

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               52
             ------------------------------------------------------
             Your account value and cash value                  52
             Your contract's value in the variable investment
               options                                          52
             Your contract's value in the guaranteed interest
               option                                           52
             Your contract's value in the account for special
               dollar cost averaging                            52
             Effect of your account values falling to zero      52


-------------

"We," "our," "us" and the "Company" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          54
             ------------------------------------------------------
             Transferring your account value                    54
             Disruptive transfer activity                       55
             Rebalancing among your Non-Guaranteed benefit
               variable investment options and guaranteed
               interest option                                  56
             Systematic account sweep program                   56

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            58
             ------------------------------------------------------
             Withdrawing your account value                     58
             How withdrawals are taken from your Total account
               value                                            61
             Withdrawals treated as surrenders                  62
             Surrendering your contract to receive its cash
               value                                            62
             When to expect payments                            62
             Signature Guarantee                                63
             Your annuity payout options                        63

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            66
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 66
             Charges that the Trusts deduct                     69
             Group or sponsored arrangements                    69
             Other distribution arrangements                    70

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        71
             ------------------------------------------------------
             Your beneficiary and payment of benefit            71
             Non-spousal joint owner contract continuation      72
             Spousal continuation                               72
             Beneficiary continuation option                    73

             ------------------------------------------------------
             7. TAX INFORMATION                                 75
             ------------------------------------------------------
             Overview                                           75
             Contracts that fund a retirement arrangement       75
             Transfers among investment options                 75
             Taxation of nonqualified annuities                 75
             Individual retirement arrangements (IRAs)          77
             Traditional individual retirement annuities
               (traditional IRAs)                               78
             Roth individual retirement annuities (Roth IRAs)   82
             Tax withholding and information reporting          85
             Special rules for contracts funding qualified
               plans                                            86
             Impact of taxes to AXA Equitable                   86

             ------------------------------------------------------
             8. MORE INFORMATION                                87
             ------------------------------------------------------
             About Separate Account No. 70                      87
             About the Trusts                                   87
             About the general account                          87
             About other methods of payment                     88
             Dates and prices at which contract events occur    88
             About your voting rights                           89
             Cybersecurity                                      89
             Misstatement of age                                90
             Statutory compliance                               90


             About legal proceedings                            90
             Financial statements                               90
             Transfers of ownership, collateral assignments,
               loans and borrowing                              90
             About Custodial IRAs                               91
             How divorce may affect your guaranteed benefits    91
             Distribution of the contracts                      91

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------

             I   --   Condensed financial information                I-1
            II   --   Purchase considerations for QP contracts      II-1
           III   --   Guaranteed benefit base examples             III-1
            IV   --   Hypothetical illustrations                    IV-1
             V   --   State contract availability and/or
                        variations of certain features and
                        benefits                                     V-1
            VI   --   Examples of Automatic payment plans           VI-1
           VII   --   Examples of how withdrawals affect your
                        Guaranteed benefit bases                   VII-1
          VIII   --   Contract variations                         VIII-1
            IX   --   Rules regarding contributions to your
                        contract                                    IX-1

          ---------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                               PAGE

            account for special dollar cost averaging           35
            account for special money market dollar cost
              averaging                                         38
            administrative charge                               66
            annual administrative charge                        67
            Annual Ratchet to age 85 benefit base               41
            Annual Ratchet to age 95 benefit base               41
            Annual Ratchet death benefit                        69
            Annual Roll-up rate                                 45
            Annual withdrawal amount                            45
            annuitant                                           17
            annuitization                                       63
            annuity maturity date                               64
            annuity payout options                              63
            automatic investment program                        88
            beneficiary                                         71
            Beneficiary continuation option                     73
            business day                                        88
            cash value                                          52
            charges for state premium and other applicable
              taxes                                             69
            contract date                                       18
            contract date anniversary                           18
            contract year                                       18
            contributions to Roth IRAs                          83
               regular contributions                            83
               rollovers and direct transfers                   83
               conversion rollover contributions                83
            contributions to traditional IRAs                   78
               regular contributions                            78
               rollovers and direct transfers                   79
            Credit                                              39
            Custom Selection Rules                              35
            disability, terminal illness or confinement to
              nursing home                                      68
            disruptive transfer activity                        55
            distribution charge                                 66
            ERISA                                               75
            fixed-dollar option                                 39
            free look                                          121
            free withdrawal amount                              68
            general account                                     87
            general dollar cost averaging                       39
            guaranteed interest option                          35
            Guaranteed benefit account value                    52
            Guaranteed benefit variable investment options      19
            Guaranteed minimum death benefits                   48


                                                               PAGE
            Guaranteed minimum death benefit and Guaranteed
              income benefit base                               41
            GIB Roll-up benefit base and Roll-up to age
              85 benefit base reset                             42
            GIB Roll-up benefit base                            42
            Guaranteed income benefit                           44
            Guaranteed income benefit charge                    69
            Inherited IRA                                        1
            investment options                                   1
            Investment simplifier                               39
            IRA                                                  1
            IRS                                                  7
            lifetime required minimum distribution withdrawals  60
            market timing                                       55
            Mortality and expense risks charge                  66
            Non-Guaranteed benefit account value                52
            Non-Guaranteed benefit variable investment options  19
            Non-qualified annuity ("NQ ")                        1
            Online Account Access                                8
            partial withdrawals and surrenders                  59
            Portfolio                                            2
            processing office                                    8
            Qualified Plan ("QP")                                1
            rebalancing                                         56
            Renewal rate                                        45
            Roth IRA                                             1
            SAI                                                  1
            Separate Account No. 70                             87
            Special DCA program                                 37
            special dollar cost averaging                       37
            special money market dollar cost averaging          38
            Spousal continuation                                72
            substantially equal withdrawals                     60
            systematic account sweep program                    56
            systematic withdrawals                              59
            ten-year Treasuries formula rate                    45
            Total account value                                 52
            traditional IRA                                      1
            Trusts                                              87
            unit                                                37
            variable investment options                         20
            wire transmittals and electronic applications       88
            withdrawal charge                                   67

                        INDEX OF KEY WORDS AND PHRASES

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

unit                                   Accumulation Unit

Guaranteed income benefit              Guaranteed Minimum Income Benefit

Guaranteed minimum death benefit       Guaranteed death benefit

guaranteed interest option             Guaranteed Interest Account

Guaranteed benefit account value       Guaranteed Benefit Annuity Account
                                       Value

Guaranteed benefit variable            Guaranteed Benefit Account
investment options and contributions
to a Special DCA program designated
for the Guaranteed benefit variable
investment options

Non-Guaranteed benefit account value   Non-Guaranteed Benefit Annuity
                                       Account Value

Non-Guaranteed benefit variable        Long-Term Accumulation Account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
the Non-Guaranteed benefit variable
investment options
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, or delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions, including termination of a systematic withdrawal option;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.

 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Guaranteed benefit account value, and
    Non-Guaranteed benefit account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Non- Guaranteed benefit account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                             WHO IS AXA EQUITABLE?

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days.

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the beneficiary continuation option;

(6)election of a predetermined form of death benefit payout;

(7)IRA contribution recharacterizations;

(8)Section 1035 exchanges;

(9)direct transfers and specified direct rollovers;

(10)requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your Roll-up to age 95 benefit base ("GIB Roll-up benefit base") and your Roll-up to age 85 benefit base (together, the "Roll-up benefit bases");

(11)death claims;

(12)change in ownership (NQ only, if available under your contract);

(13)purchase by, or change of ownership to, a non-natural owner;

(14)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(15)requests to drop your Guaranteed income benefit or your Guaranteed minimum death benefit;

(16)requests to collaterally assign your NQ contract;

(17)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);

(18)requests to enroll in or cancel the systematic account sweep program;

(19)transfers into and among the investment options; and

(20)requests for withdrawals.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)special dollar cost averaging (if available); and

(5)special money market dollar cost averaging (if available).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST ONE CALENDAR DAY PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)opt out of an automatic reset of a Roll-up benefit base that is subject to an increase in a charge.

                              -------------------


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


EDELIVERY:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

FOUR CONTRACT SERIES  This Prospectus describes four series of the Retirement
                      Cornerstone(R) contract -- Series B, Series CP(R), Series
                      L, and Series C (together "the Retirement Cornerstone(R)
                      Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                      Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.

                      Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                      Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" and "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                      The chart below shows the availability of key features under each series of the contract.

                              SERIES B  SERIES CP(R)  SERIES L  SERIES C
       ------------------------------------------------------------------
       Special dollar cost      Yes         No          Yes       No
       averaging
       ------------------------------------------------------------------
       Special money market     No          Yes         No        Yes
       dollar cost averaging
       ------------------------------------------------------------------
       Credits                  No          Yes         No        No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX CONSIDERATIONS          .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA) , or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT   The GIB guarantees, subject to certain restrictions, annual
("GIB")                     lifetime payments ("Lifetime GIB payments"), which will
                            begin automatically at the earliest of (i) the contract
                            date anniversary following the date your Guaranteed benefit account value falls to zero, except as the result of a
                            withdrawal in excess of the Annual withdrawal amount
                            ("Excess withdrawal"); (ii) the contract date anniversary
                            following the 95th birthday; and (iii) the contract's
                            maturity date. Lifetime GIB payments can be on a single or joint life basis. An Excess withdrawal that reduces your
                            Guaranteed benefit account value to zero will cause your
                            benefit to terminate. Lifetime GIB payments are based on
                            your GIB benefit base, which is the greater of your GIB
                            Roll-up and your Annual Ratchet to age 95 benefit bases.
                            Beginning in the second contract year, and prior to the
                            beginning of your Lifetime GIB payments, the GIB allows you to take certain withdrawals (your "Annual withdrawal
                            amount") that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual Ratchet
                            to age 95 benefit base at the time of the withdrawal.
                            However, if your Annual Ratchet to age 95 benefit base
                            exceeds your GIB Roll-up benefit base at the time of the
                            withdrawal, any withdrawal will reduce your GIB
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

                          benefit base. See "Guaranteed minimum death benefit and
                          Guaranteed income benefit base," as well as "Lifetime GIB
                          payments" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" later
                          in this Prospectus. Investment restrictions apply.
--------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH  .   Return of Principal death benefit
BENEFITS ("GMDB")         .   Annual Ratchet death benefit
                          .   "Greater of" death benefit (can only be elected in
                              combination with the GIB)
--------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      The chart below shows the minimum initial and, in
                          parenthesis, subsequent contribution amounts under the
                          contracts. Please see "Rules regarding contributions to
                          your contract" in "Appendix IX" for more information,
                          including important limitations on contributions.

                            SERIES B           SERIES CP(R)        SERIES L            SERIES C
----------------------------------------------------------------------------------------------------------
NQ                          $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA     $5,000($50)/(1)/   $10,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary   $5,000($1,000)     n/a                 $10,000($1,000)     $25,000($1,000)
continuation contract
(traditional IRA or Roth
IRA) ("Inherited IRA")
----------------------------------------------------------------------------------------------------------
QP                          $5,000($500)       $10,000($500)       $10,000($500)       n/a
----------------------------------------------------------------------------------------------------------
/(1)/$100 monthly and $300 quarterly under our automatic investment program.

Maximum contribution limitations apply to all contracts. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
----------------------------------------------------------------------------------------------------------

                               Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                               including our rights to: (i) change minimum and maximum
                               contribution requirements and limitations, and (ii)
                               discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                               contributions and transfers to any of the variable
                               investment options (including the Guaranteed benefit
                               variable investment options) and to limit the number of
                               variable investment options which you may elect.
-------------------------------------------------------------------------------------------
CREDIT                         You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is either 4% or 5%
                               of each contribution, depending on certain factors. The
                               Credit is subject to recovery by us in certain limited
                               circumstances.
-------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY           .   Partial withdrawals
                               .   Several options for withdrawals on a periodic basis
                               .   Contract surrender
                               .   Maximum payment plan (only under contracts with GIB)
                               .   Customized payment plan (only under contracts with GIB)
                               You may incur a withdrawal charge for certain withdrawals
                               or if you surrender your contract. You may also incur
                               income tax and a tax penalty. Certain withdrawals will
                               diminish the value of any Guaranteed benefits you elect.
-------------------------------------------------------------------------------------------
PAYOUT OPTIONS                 .   Fixed annuity payout options
-------------------------------------------------------------------------------------------
ACCOUNT VALUES                 NON-GUARANTEED BENEFIT ACCOUNT VALUE
                               .   Non-Guaranteed benefit variable investment options
                               .   Guaranteed interest option
                               .   Amounts in a Special DCA program designated for
                                   Non-Guaranteed benefit variable investment options or
                                   the guaranteed interest option
                               ------------------------------------------------------------
                               GUARANTEED BENEFIT ACCOUNT VALUE
                               .   Guaranteed benefit variable investment options
                               .   Amounts in a Special DCA program designated for
                                   Guaranteed benefit variable investment options
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Automatic quarterly rebalancing (for the Guaranteed
                               benefit variable investment options)
                           .   Optional rebalancing (for amounts in the Non-Guaranteed
                               benefit variable investment options and guaran- teed
                               interest option)
                           .   Systematic account sweep program (four options for
                               transfers from the Non-Guaranteed benefit account value
                               to the Guaranteed benefit account value)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nurs- ing home
                           .   Option to drop your Guaranteed benefits after issue.
                               For all contracts except Series C, this option is
                               avail- able if there are no withdrawal charges in
                               effect for any contributions. For Series C contracts,
                               you cannot drop your Guaranteed benefit(s) until the
                               later of: (i) four years from the date we issue the
                               contract, or (ii) the contract date anniversary
                               following the first contribution or transfer to the
                               Guaranteed benefit account value. Based on these
                               conditions, you may not be able to drop your Guaranteed
                               benefits for several years.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Roll-up to age 85 benefit base and GIB Roll-up benefit
                               base resets
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right you must mail the
                           contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you
                           receive it. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain
                           number of days" in "Contract features and benefits" later
                           in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. PLEASE SEE APPENDIX V LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE
TIME YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions withdrawn
(deducted if you surrender your contract or make certain withdrawals or apply  SERIES B SERIES CP(R) SERIES L SERIES C
your cash value to certain payout options)./(2)/                               7.00%    8.00%/(6)/   8.00%    N/A

Charge for each additional transfer in excess of               Maximum Charge: $35
12 transfers per contract year:/(3)/                           Current Charge: $0

SPECIAL SERVICE CHARGES:

..   Wire transfer charge                           Current and Maximum Charge: $90

..   Express mail charge                            Current and Maximum Charge: $35

..   Duplicate contract charge                      Current and Maximum Charge: $35/(4)/
----------------------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT
DATE ANNIVERSARY
----------------------------------------------------------------
Maximum annual administrative charge/(5)/
   If your account value on a contract date
   anniversary is less than $50,000/(6)/               $30

   If your account value on a contract date
   anniversary is $50,000 or more                      $0

CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
OF DAILY NET ASSETS
------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES /(7)/:            SERIES B SERIES CP(R) SERIES L SERIES C
                                                   -------- ---------    -------- --------
Mortality and expense risks                        0.80%    0.95%        1.10%    1.10%
Administrative                                     0.30%    0.35%        0.30%    0.25%
Distribution                                       0.20%    0.25%        0.25%    0.35%
                                                   -----    -----        -----    -----
Total separate account annual expenses             1.30%    1.55%        1.65%    1.70%

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU
ELECT ANY OF THE FOLLOWING OPTIONAL BENEFITS
----------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE
(Calculated as a percentage of the applicable
benefit base./(8) /Deducted annually/(9) /on each
contract date anniversary for which the benefit
is in effect.)

   Return of Principal death benefit                 No Additional Charge

   Annual Ratchet death benefit                      0.25% (current and maximum)
----------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge (IF THE ROLL-UP TO AGE 85
   BENEFIT BASE RESETS, WE RESERVE THE RIGHT TO
   INCREASE YOUR CHARGE UP TO):                      1.05%

   Current Charge:                                   0.90%
----------------------------------------------------------------------------------

                                   FEE TABLE

----------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a
percentage of the GIB benefit base/(8)/. Deducted
annually/(9) /on each contract date anniversary
for which the benefit is in effect.)

   Maximum Charge (IF THE GIB ROLL-UP BENEFIT
   BASE RESETS, WE RESERVE
   THE RIGHT TO INCREASE YOUR CHARGE UP TO):         1.20%

   Current Charge:                                   0.90%
----------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(10)/            0.58%  2.17%
-----------------------------------------------------------------------------------------------------------


Notes:

   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" in "Charges and expenses" later in this Prospectus.

(4)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(5)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(6)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(7)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the separate account annual expenses and the withdrawal charge compensate us for the expense associated with the Credit.

(8)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contributions or transfer to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for transfers to the Guaranteed benefit variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Guaranteed benefit account value. See "Guaranteed minimum death benefit and Guaranteed income benefit base" in "Contract features and benefits" later in this Prospectus.

(9)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(10)The "Total Annual Portfolio Operating Expenses" are based, in part on estimated amounts of such expenses.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit and the Guaranteed income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Series B: 0.006%; Series CP(R):
0.011%; Series L: 0.014%; and Series C: 0.005%. As discussed immediately below, the example further assumes the highest minimum Annual Roll-up rate of 8% is applied to the Roll-up benefit bases annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each benefit's benefit base.


We reserve the right to declare an Annual Roll-up rate in excess of 8%. Because the "Greater of" death benefit and the GIB charges are based on their respective benefit bases, a higher Annual Roll-up rate could result in a larger GIB benefit base. The same charge applied to a larger GIB benefit base would result in higher expenses. However, since we cannot predict how high an Annual Roll-up rate might be, we have based the example on an Annual Roll-up rate of 8%, which is the highest rate available under the ten-year Treasuries formula rate. See "The ten-year Treasuries formula rate" under "Guaranteed income benefit" in "Contract features and benefits".

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Guaranteed benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Guaranteed benefit variable investment options that invest in portfolios with (a) the maximum fees and expenses and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,150   $2,002    $2,928    $5,378    $450    $1,402    $2,428    $5,378
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,102   $1,859    $2,695    $4,943    $402    $1,259    $2,195    $4,943
---------------------------------------------------------------------------------------------------------------


                                             SERIES CP(R)
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,288   $2,215    $3,114    $5,734    $488    $1,515    $2,614    $5,734
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,238   $2,067    $2,874    $5,292    $438    $1,367    $2,374    $5,292
---------------------------------------------------------------------------------------------------------------


                                               SERIES L
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,288   $2,112    $2,606    $5,701    $488    $1,512    $2,606    $5,701
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,239   $1,970    $2,377    $5,283    $439    $1,370    $2,377    $5,283
---------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                               SERIES C
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                           N/A      $1,874  $2,976   $6,088   $492    $1,524    $2,626    $5,738
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Guaranteed benefit
   investment options                N/A      $1,733  $2,748   $5,671   $444    $1,383    $2,398    $5,321
------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has not elected any optional benefits would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated administrative charge calculated as a percentage of contract value, as follows:
Series B: 0.006%; Series CP(R): 0.011%; Series L: 0.014%; and Series C: 0.005%.


The example assumes amounts are allocated to the most expensive and least expensive portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option, and the Special DCA programs.

The example assumes that you invest $10,000 in the Non-Guaranteed benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Non-Guaranteed benefit variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,065   $1,710    $2,375    $3,880    $365    $1,110    $1,875    $3,880
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  898   $1,212    $1,552    $2,272    $198    $  612    $1,052    $2,272
---------------------------------------------------------------------------------------------------------------


                                             SERIES CP(R)
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,207   $1,935    $2,581    $4,278    $407    $1,235    $2,081    $4,278
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,034   $1,421    $1,735    $2,650    $234    $  721    $1,235    $2,650
---------------------------------------------------------------------------------------------------------------


                                               SERIES L
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,203   $1,819    $2,052    $4,206    $403    $1,219    $2,052    $4,206
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,036   $1,326    $1,242    $2,657    $236    $  726    $1,242    $2,657
---------------------------------------------------------------------------------------------------------------


                                               SERIES C
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A      $1,582  $2,423   $4,593   $407    $1,232    $2,073    $4,243
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A      $1,089  $1,614   $3,050   $240    $  739    $1,264    $2,700
------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX summarize our current rules regarding contributions to your contract, which are subject to change. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Subsequent contributions may not be permitted in your state. Please see Appendix V later in this Prospectus for any applicable state variation.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix V later in this Prospectus for more information on state variations.

You may not contribute or transfer more than $1,500,000 to your Guaranteed benefit variable investment options and a Special DCA program with amounts designated for the Guaranteed benefit variable options.

Once a withdrawal is taken from your Guaranteed benefit account value, you cannot make additional contributions to your Guaranteed benefit account value. You may, however, be able to continue to make transfers from your Non-Guaranteed benefit account value to the Guaranteed benefit variable investment options until such time you make a subsequent contribution to your Non-Guaranteed benefit account value.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Series B, Series L, Series CP(R), and Series C contracts, respectively, are purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Guaranteed benefit variable investment options.

..   Default certain contributions and transfers designated for a Guaranteed benefit variable investment option(s) to the corresponding Non-Guaranteed benefit variable investment option(s), which invests in the same underlying portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses.

                        CONTRACT FEATURES AND BENEFITS

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and elect a Guaranteed benefit, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Retirement Cornerstone(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the benefit base for a Guaranteed benefit. Also, the amount may be greater than the Annual withdrawal amount under the GIB. See the discussion of these benefits later in this section.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority, Inc. ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE ("NYSE") IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SEC. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."

--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

If you do not elect a Guaranteed benefit at issue, your investment options are limited to the following for the life of the contract:

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C and
    Series CP(R) contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

If you elect a Guaranteed benefit at issue, whether or not you fund the Guaranteed benefits, your investment options are the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C and
    Series CP(R) contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for future transfers to the Guaranteed benefit variable investment options will fund the Guaranteed benefits you elected when you purchased your contract. These amounts will be included in your Guaranteed benefit bases and will become part of your Guaranteed benefit account value. All amounts allocated to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for Guaranteed benefit variable investment options are subject to the terms and conditions of the Guaranteed benefits you elected.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you elect a Guaranteed benefit at issue, there is no requirement that you must fund it at issue.

IF YOU ELECT A GUARANTEED BENEFIT AT ISSUE AND ALLOCATE ANY AMOUNT TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS IN YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR GUARANTEED BENEFIT ACCOUNT VALUE. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Guaranteed benefit variable investment options, such amounts may be transferred among the Guaranteed benefit variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Non-Guaranteed benefit variable investment options or the guaranteed interest option. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options available to you. It is important to note that the Guaranteed benefit variable investment options are also available as Non-Guaranteed benefit variable investment options. The Guaranteed benefit variable investment options invest in the same portfolios as the corresponding Non-Guaranteed benefit variable investment options. To show that these options are available both with and without a Guaranteed benefit, our contract applications, administrative forms and website often show separate lists for the Guaranteed benefit variable investment options and the Non-Guaranteed benefit variable investment options using the prefix "GB" for the Guaranteed benefit variable investment options. We do this so we can easily indicate those amounts you wish to have allocated in connection with your Guaranteed benefit(s) and those amounts you wish to have allocated to your Non-Guaranteed benefit account value.

*GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
AXA STRATEGIC ALLOCATION
--------------------------------------------------------------------------------

.. GB EQ/AB Dynamic Moderate Growth
.. GB EQ/Balanced Strategy
.. GB EQ/Conservative Growth Strategy
.. GB EQ/Conservative Strategy
.. GB EQ/Moderate Growth Strategy

--------------------------------------------------------------------------------

FIXED INCOME
--------------------------------------------------------------------------------
.. GB EQ/Core Bond Index
.. GB EQ/Intermediate Government Bond
--------------------------------------------------------------------------------

EQUITY
--------------------------------------------------------------------------------

.. GB EQ/400 Managed Volatility
.. GB EQ/500 Managed Volatility
.. GB EQ/2000 Managed Volatility
.. GB EQ/Growth Strategy
.. GB EQ/International Managed Strategy

--------------------------------------------------------------------------------
NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Natural Resources
.. 1290 VT Real Estate
.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Growth - Alt 20
.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth
.. American Century VP Large Company Value
.. American Funds Insurance Series(R) Bond Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund .. American Funds Insurance Series(R) New World Fund(R)
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Focus Growth V.I. Fund
.. EQ/400 Managed Volatility/(1)/
.. EQ/500 Managed Volatility/(1)/
.. EQ/2000 Managed Volatility/(1)/
.. EQ/AB Dynamic Moderate Growth/(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/American Century Mid Cap Value
.. EQ/Balanced Strategy/(1)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(1)/
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Conservative Growth Strategy/(1)/
.. EQ/Conservative Strategy/(1)/
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Rising Dividends
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Franklin Strategic Income
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Global Bond PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Growth Strategy/(1)/
.. EQ/Intermediate Government Bond
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index

--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. EQ/International Managed Volatility/(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Comstock
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Ivy Science and Technology
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Lazard Emerging Markets Equity
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS International Growth
.. EQ/MFS International Value
.. EQ/MFS Technology
.. EQ/MFS Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate Growth Strategy/(1)/
.. EQ/Moderate-Plus Allocation/(1)/
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Real Return
.. EQ/PIMCO Total Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/T. Rowe Price Health Sciences
.. EQ/Templeton Global Equity Managed Volatility/(1)/
.. Fidelity(R) VIP Asset Manager: Growth
.. Fidelity(R) VIP Freedom 2015
.. Fidelity(R) VIP Freedom 2020
.. Fidelity(R) VIP Freedom 2025
.. Fidelity(R) VIP Freedom 2030
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. Franklin Allocation VIP/(1)/
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Guggenheim VIF Global Managed Futures Strategy Fund
.. Guggenheim VIF Multi-Hedge Strategies Fund
.. Invesco V.I. American Franchise
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. High Yield
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Asset Strategy
.. Ivy VIP Global Equity Income
.. Ivy VIP High Income
.. Ivy VIP Natural Resources
.. Ivy VIP Small Cap Growth
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. ProFund VP Bear
.. ProFund VP Biotechnology
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


Only amounts allocated to a Special DCA program designated for a Guaranteed benefit variable investment option will be included in the Guaranteed benefit account value. All other amounts allocated to a Special DCA program will be included in your Non-Guaranteed benefit account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Non-Guaranteed and Guaranteed benefit variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Guaranteed benefit variable investment options) and to limit the number of variable investment options which you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their Total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."


You should be aware that having the GIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.


Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN

                        CONTRACT FEATURES AND BENEFITS

YOUR GUARANTEED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.


Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



-------------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT ADVISER
                                                                         (AND
 AXA PREMIER VIP TRUST                                                   SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME         SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE            Class A     Seeks to achieve long-term capital  .   AXA Equitable      (check mark)
  ALLOCATION/*(1)/                   appreciation.                           Funds Management
                                                                             Group, LLC
-------------------------------------------------------------------------------------------------------------
EQ/MODERATE              Class A     Seeks to achieve long-term capital  .   AXA Equitable      (check mark)
  ALLOCATION/*(2)/                   appreciation and current income.        Funds Management
                                                                             Group, LLC
-------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS         Class A     Seeks to achieve long-term capital  .   AXA Equitable      (check mark)
  ALLOCATION/*(3)/                   appreciation and current income,        Funds Management
                                     with a greater emphasis on              Group, LLC
                                     capital appreciation.
-------------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT ADVISER
                                                                         (AND
 EQ ADVISORS TRUST                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME         SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE       Class IB    Seeks to achieve total return from  .   AXA Equitable
  DYNAMIC ALLOCATION                 long-term capital appreciation          Funds Management
                                     and income.                             Group, LLC
                                                                         .   DoubleLine
                                                                             Capital LP
-------------------------------------------------------------------------------------------------------------
1290 VT EQUITY           Class IA    Seeks a combination of growth       .   AXA Equitable
  INCOME                             and income to achieve an above-         Funds Management
                                     average and consistent total            Group, LLC
                                     return.                             .   Barrow, Hanley,
                                                                             Mewhinney &
                                                                             Strauss LCC
-------------------------------------------------------------------------------------------------------------
1290 VT GAMCO            Class IA    Seeks to achieve capital            .   AXA Equitable
  MERGERS &                          appreciation.                           Funds Management
  ACQUISITIONS                                                               Group, LLC
                                                                         .   GAMCO Asset
                                                                             Management, Inc.
-------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL      Class IA    Seeks to maximize capital           .   AXA Equitable
  COMPANY VALUE                      appreciation.                           Funds Management
                                                                             Group, LLC
                                                                         .   GAMCO Asset
                                                                             Management, Inc.
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT ADVISER
                                                                       (AND
 EQ ADVISORS TRUST                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD     Class IB    Seeks to maximize current           .   AXA Equitable
  BOND                             income.                                 Funds Management
                                                                           Group, LLC
                                                                       .   AXA Investment
                                                                           Managers, Inc.
                                                                       .   Post Advisory
                                                                           Group, LLP
-----------------------------------------------------------------------------------------------------------
1290 VT NATUAL         Class IB    Seeks to achieve long-term          .   AllianceBernstein
  RESOURCES                        growth of capital.                      L.P.
                                                                       .   AXA Equitable
                                                                           Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE    Class IB    Seeks to provide long-term capital  .   AllianceBernstein
                                   appreciation and current income.        L.P.
                                                                       .   AXA Equitable
                                                                           Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Class IA    Seeks long-term capital             .   AXA Equitable
  ALT 20                           appreciation and current income.        Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
EQ/400 MANAGED         Class IB    Seeks to achieve long-term          .   AllianceBernstein  (check mark)
  VOLATILITY/(+)*(4)/              growth of capital with an               L.P.
                                   emphasis on risk-adjusted returns   .   AXA Equitable
                                   and managing volatility in the          Funds Management
                                   Portfolio.                              Group, LLC
                                                                       .   BlackRock
                                                                           Investment
                                                                           Management, LLC
-----------------------------------------------------------------------------------------------------------
EQ/500 MANAGED         Class IB    Seeks to achieve long-term          .   AllianceBernstein  (check mark)
  VOLATILITY/(+)*(5)/              growth of capital with an               L.P.
                                   emphasis on risk-adjusted returns   .   AXA Equitable
                                   and managing volatility in the          Funds Management
                                   Portfolio.                              Group, LLC
                                                                       .   BlackRock
                                                                           Investment
                                                                           Management, LLC
-----------------------------------------------------------------------------------------------------------
EQ/2000 MANAGED        Class IB    Seeks to achieve long-term          .   AllianceBernstein  (check mark)
  VOLATILITY/(+)*(6)/              growth of capital with an               L.P.
                                   emphasis on risk-adjusted returns   .   AXA Equitable
                                   and managing volatility in the          Funds Management
                                   Portfolio.                              Group, LLC
                                                                       .   BlackRock
                                                                           Investment
                                                                           Management, LLC
-----------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC          Class IB    Seeks to achieve total return from  .   AllianceBernstein    (delta)
  MODERATE                         long-term growth of capital and         L.P.
  GROWTH/(+)*(7)/                  income.                             .   AXA Equitable
                                                                           Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP        Class IA    Seeks to achieve long-term          .   AllianceBernstein
  GROWTH/*(8)/                     growth of capital.                      L.P.
                                                                       .   AXA Equitable
                                                                           Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY    Class IB    Seeks to achieve long-term capital  .   American Century
  MID CAP VALUE                    growth. Income is a secondary           Investment
                                   objective.                              Management, Inc.
                                                                       .   AXA Equitable
                                                                           Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
EQ/BALANCED            Class IB    Seeks long-term capital             .   AXA Equitable      (check mark)
  STRATEGY/(+)*(9)/                appreciation and current income.        Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IA    Seeks to achieve capital            .   AXA Equitable
  VALUE EQUITY                     appreciation and secondarily,           Funds Management
                                   income.                                 Group, LLC
                                                                       .   BlackRock
                                                                           Investment
                                                                           Management, LLC
-----------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IA    Seeks to achieve long-term          .   AXA Equitable
  RESEARCH                         growth of capital.                      Funds Management
                                                                           Group, LLC
                                                                       .   Capital Guardian
                                                                           Trust Company
-----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT ADVISER
                                                                       (AND
 EQ ADVISORS TRUST                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                            AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Class IB    Seeks to achieve long-term capital   .   AXA Equitable
  LARGE CAP                       growth.                                  Funds Management
  GROWTH/*(10)/                                                            Group, LLC
                                                                       .   ClearBridge
                                                                           Investments, LLC
-----------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Class IA    Seeks to achieve capital             .   AXA Equitable      (check mark)
  SELECT EQUITY                   appreciation, which may                  Funds Management
  MANAGED VOLATILITY              occasionally be short-term, with         Group, LLC
                                  an emphasis on risk-adjusted         .   BlackRock
                                  returns and managing volatility in       Investment
                                  the Portfolio                            Management, LLC
                                                                       .   ClearBridge
                                                                           Investments, LLC
-----------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Class IA    Seeks to achieve a total return      .   AllianceBernstein
  INDEX                           before expenses that                     L.P.
                                  approximates the total return        .   AXA Equitable
                                  performance of the Russell 3000(R)       Funds Management
                                  Index, including reinvestment of         Group, LLC
                                  dividends, at a risk level
                                  consistent with that of the Russell
                                  3000(R) Index.
-----------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE       Class IB    Seeks current income and growth      .   AXA Equitable      (check mark)
  GROWTH                          of capital, with a greater               Funds Management
  STRATEGY/(+)*(11)/              emphasis on current income.              Group, LLC
-----------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE       Class IB    Seeks a high level of current        .   AXA Equitable      (check mark)
  STRATEGY/(+)*(12)/              income.                                  Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
EQ/CORE BOND          Class IB    Seeks to achieve a total return      .   AXA Equitable
  INDEX/(+)/                      before expenses that                     Funds Management
                                  approximates the total return            Group, LLC
                                  performance of the Bloomberg         .   SSgA Funds
                                  Barclays U.S. Intermediate               Management, Inc.
                                  Government/Credit Bond Index,
                                  including reinvestment of
                                  dividends, at a risk level
                                  consistent with that of the
                                  Bloomberg Barclays U.S.
                                  Intermediate Government/Credit
                                  Bond Index.
-----------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Class IB    Seeks to achieve long-term           .   AllianceBernstein
  EQUITY PLUS                     growth of capital.                       L.P.
                                                                       .   AXA Equitable
                                                                           Funds Management
                                                                           Group, LLC
                                                                       .   ERNEST Partners,
                                                                           LLC
-----------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Class IA    Seeks to achieve a total return      .   AllianceBernstein
                                  before expenses that                     L.P.
                                  approximates the total return        .   AXA Equitable
                                  performance of the Standard &            Funds Management
                                  Poor's 500 Composite Stock               Group, LLC
                                  Index, including reinvestment of
                                  dividends, at a risk level
                                  consistent with that of the
                                  Standard & Poor's 500 Composite
                                  Stock Index.
-----------------------------------------------------------------------------------------------------------
EQ/FIDELITY           Class IB    Seeks to achieve long-term capital   .   AXA Equitable
  INSTITUTIONAL                   appreciation.                            Funds Management
  AM(R) LARGE CAP                                                          Group, LLC
                                                                       .   FIAM LLC
-----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT ADVISER
                                                                      (AND
 EQ ADVISORS TRUST                                                    SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Class IA    Seeks to maximize income while      .   AXA Equitable      (check mark)
  BALANCED MANAGED                maintaining prospects for capital       Funds Management
  VOLATILITY/*(13)/               appreciation with an emphasis on        Group, LLC
                                  risk-adjusted returns and           .   BlackRock
                                  managing volatility in the              Investment
                                  Portfolio.                              Management, LLC
                                                                      .   Franklin
                                                                          Advisers, Inc.
----------------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING    Class IB    Seeks to achieve long-term capital  .   AXA Equitable
  DIVIDENDS                       appreciation. Preservation of           Funds Management
                                  capital, while not a goal, is also      Group, LLC
                                  an important consideration.         .   Franklin
                                                                          Advisers, Inc.
----------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL     Class IA    Seeks to achieve long-term total    .   AXA Equitable      (check mark)
  CAP VALUE MANAGED               return with an emphasis on risk-        Funds Management
  VOLATILITY/*(14)/               adjusted returns and managing           Group, LLC
                                  volatility in the Portfolio.        .   BlackRock
                                                                          Investment
                                                                          Management, LLC
                                                                      .   Franklin Mutual
                                                                          Advisers, LLC
----------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Class IB    Seeks a high level of current       .   AXA Equitable
  STRATEGIC INCOME                income. A secondary goal is long-       Funds Management
                                  term capital appreciation.              Group, LLC
                                                                      .   Franklin Mutual
                                                                          Advisers, LLC
----------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Class IA    Primarily seeks capital             .   AXA Equitable      (check mark)
  TEMPLETON                       appreciation and secondarily            Funds Management
  ALLOCATION                      seeks income.                           Group, LLC
  MANAGED
  VOLATILITY/*(15)/
----------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Class IA    Seeks to achieve capital growth     .   AXA Equitable
                                  and current income.                     Funds Management
                                                                          Group, LLC
                                                                      .   BlackRock
                                                                          Investment
                                                                          Management, LLC
                                                                      .   Wells Fargo Asset
                                                                          Management
                                                                          (International),
                                                                          LLC and Wells
                                                                          Capital
                                                                          Management, Inc.
----------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY      Class IA    Seeks to achieve long-term capital  .   AXA Equitable      (check mark)
  MANAGED                         appreciation with an emphasis on        Funds Management
  VOLATILITY/*(16)/               risk-adjusted returns and               Group, LLC
                                  managing volatility in the          .   BlackRock
                                  Portfolio.                              Investment
                                                                          Management, LLC
                                                                      .   Morgan Stanley
                                                                          Investment
                                                                          Management Inc.
                                                                      .   OppenheimerFunds,
                                                                          Inc.
----------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS      Class IB    Seeks to achieve long-term capital  .   AXA Equitable
  MID CAP VALUE                   appreciation.                           Funds Management
                                                                          Group, LLC
                                                                      .   Goldman Sachs
                                                                          Asset Management,
                                                                          L.P.
----------------------------------------------------------------------------------------------------------
EQ/GROWTH             Class IB    Seeks long-term capital             .   AXA Equitable      (check mark)
  STRATEGY/(+)*(17)/              appreciation and current income,        Funds Management
                                  with a greater emphasis on              Group, LLC
                                  capital appreciation.
----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------
                                                                        INVESTMENT ADVISER
                                                                        (AND
 EQ ADVISORS TRUST                                                      SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE         Class IB    Seeks to achieve a total return     .   AXA Equitable
  GOVERNMENT                        before expenses that                    Funds Management
  BOND/(+)/                         approximates the total return           Group, LLC
                                    performance of the Bloomberg        .   SSgA Funds
                                    Barclays U.S. Intermediate              Management, Inc.
                                    Government Bond Index,
                                    including reinvestment of
                                    dividends, at a risk level
                                    consistent with that of the
                                    Bloomberg Barclays U.S.
                                    Intermediate Government Bond
                                    Index.
------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL        Class IA    Seeks to achieve long-term          .   AXA Equitable      (check mark)
  CORE MANAGED                      growth of capital with an               Funds Management
  VOLATILITY/*(18)/                 emphasis on risk-adjusted returns       Group, LLC
                                    and managing volatility in the      .   BlackRock
                                    Portfolio.                              Investment
                                                                            Management, LLC
                                                                        .   EARNEST Partners,
                                                                            LLC
                                                                        .   Federated Global
                                                                            Investment
                                                                            Management Corp.
                                                                        .   Massachusetts
                                                                            Financial
                                                                            Services Company
                                                                            d/b/a MFS
                                                                            Investment
                                                                            Management
------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL        Class IA    Seeks to achieve a total return     .   AllianceBernstein
  EQUITY INDEX                      (before expenses) that                  L.P.
                                    approximates the total return       .   AXA Equitable
                                    performance of a composite index        Funds Management
                                    comprised of 40% DJ Euro STOXX          Group, LLC
                                    50 Index, 25% FTSE 100 Index,
                                    25% TOPIX Index, and 10% S&P/
                                    ASX 200 Index, including
                                    reinvestment of dividends, at a
                                    risk level consistent with that of
                                    the composite index.
------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL        Class IB    Seeks to achieve long-term          .   AllianceBernstein  (check mark)
  MANAGED                           growth of capital with an               L.P.
  VOLATILITY/(+)*(19)/              emphasis on risk-adjusted returns   .   AXA Equitable
                                    and managing volatility in the          Funds Management
                                    Portfolio.                              Group, LLC
                                                                        .   BlackRock
                                                                            Investment
                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL        Class IA    Seeks to provide current income     .   AXA Equitable      (check mark)
  VALUE MANAGED                     and long-term growth of income,         Funds Management
  VOLATILITY/*(20)/                 accompanied by growth of capital        Group, LLC
                                    with an emphasis on risk-adjusted   .   BlackRock
                                    returns and managing volatility in      Investment
                                    the Portfolio.                          Management, LLC
                                                                        .   Harris Associates
                                                                            L.P.
------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK     Class IA    Seeks to achieve capital growth     .   AXA Equitable
                                    and income.                             Funds Management
                                                                            Group, LLC
                                                                        .   Invesco Advisers,
                                                                            Inc.
------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL       Class IB    Seeks to achieve total return       .   AXA Equitable
  REAL ESTATE                       through growth of capital and           Funds Management
                                    current income.                         Group, LLC
                                                                        .   Invesco Advisers,
                                                                            Inc.
------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT ADVISER
                                                                       (AND
 EQ ADVISORS TRUST                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                            AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
EQ/INVESCO            Class IB    Seeks to achieve long-term           .   AXA Equitable
  INTERNATIONAL                   growth of capital.                       Funds Management
  GROWTH                                                                   Group, LLC
                                                                       .   Invesco Advisers,
                                                                           Inc.
-----------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY         Class IB    Seeks to provide capital growth      .   AXA Equitable
                                  and appreciation.                        Funds Management
                                                                           Group, LLC
                                                                       .   Ivy Investment
                                                                           Management Company
-----------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP        Class IB    Seeks to provide growth of           .   AXA Equitable
  GROWTH                          capital.                                 Funds Management
                                                                           Group, LLC
                                                                       .   Ivy Investment
                                                                           Management Company
-----------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND    Class IB    Seeks to provide growth of           .   AXA Equitable
  TECHNOLOGY                      capital.                                 Funds Management
                                                                           Group, LLC
                                                                       .   Ivy Investment
                                                                           Management Company
-----------------------------------------------------------------------------------------------------------
EQ/JANUS              Class IA    Seeks to achieve capital growth.     .   AXA Equitable
  ENTERPRISE/*(21)/                                                        Funds Management
                                                                           Group, LLC
                                                                       .   Janus Capital
                                                                           Management LLC
-----------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Class IA    Seeks to achieve long-term capital   .   AXA Equitable
  OPPORTUNITIES                   appreciation.                            Funds Management
                                                                           Group, LLC
                                                                       .   J.P. Morgan
                                                                           Investment
                                                                           Management Inc.
-----------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to achieve a total return      .   AllianceBernstein
  INDEX                           before expenses that                     L.P.
                                  approximates the total return        .   AXA Equitable
                                  performance of the Russell 1000(R)       Funds Management
                                  Growth Index, including                  Group, LLC
                                  reinvestment of dividends at a risk
                                  level consistent with the Russell
                                  1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to provide long-term capital   .   AXA Equitable      (check mark)
  MANAGED                         growth with an emphasis on risk-         Funds Management
  VOLATILITY/*(22)/               adjusted returns and managing            Group, LLC
                                  volatility in the Portfolio.         .   BlackRock
                                                                           Investment
                                                                           Management, LLC
                                                                       .   HS Management
                                                                           Partners, LLC
                                                                       .   Loomis, Sayles &
                                                                           Company, L.P.
                                                                       .   Polen Capital
                                                                           Management, LLC
                                                                       .   T. Rowe Price
                                                                           Associates, Inc.
-----------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve a total return      .   AllianceBernstein
  INDEX                           before expenses that                     L.P.
                                  approximates the total return        .   AXA Equitable
                                  performance of the Russell 1000(R)       Funds Management
                                  Value Index, including                   Group, LLC
                                  reinvestment of dividends, at a
                                  risk level consistent with that of
                                  the Russell 1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT ADVISER
                                                                      (AND
 EQ ADVISORS TRUST                                                    SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve long-term          .   AllianceBernstein  (check mark)
  MANAGED                         growth of capital with an               L.P.
  VOLATILITY/*(23)/               emphasis on risk-adjusted returns   .   AXA Equitable
                                  and managing volatility in the          Funds Management
                                  Portfolio.                              Group, LLC
                                                                      .   BlackRock
                                                                          Investment
                                                                          Management, LLC
                                                                      .   Massachusetts
                                                                          Financial
                                                                          Services Company
                                                                          d/b/a MFS
                                                                          Investment
                                                                          Management
----------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING    Class IB    Seeks to achieve long-term capital  .   AXA Equitable
  MARKETS EQUITY                  appreciation                            Funds Management
                                                                          Group, LLC
                                                                      .   Lazard Asset
                                                                          Management LLC
----------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES      Class IA    Seeks to achieve capital            .   AXA Equitable
  GROWTH/*(24)/                   appreciation.                           Funds Management
                                                                          Group, LLC
                                                                      .   Loomis, Sayles &
                                                                          Company, L.P.
----------------------------------------------------------------------------------------------------------
EQ/MFS                Class IA    Seeks to achieve capital            .   AXA Equitable
  INTERNATIONAL                   appreciation.                           Funds Management
  GROWTH                                                                  Group, LLC
                                                                      .   Massachusetts
                                                                          Financial
                                                                          Services Company
                                                                          d/b/a MFS
                                                                          Investment
                                                                          Management
----------------------------------------------------------------------------------------------------------
EQ/MFS                Class IB    Seeks to achieve capital            .   AXA Equitable
  INTERNATIONAL                   appreciation.                           Funds Management
  VALUE                                                                   Group, LLC
                                                                      .   Massachusetts
                                                                          Financial
                                                                          Services Company
                                                                          d/b/a MFS
                                                                          Investment
                                                                          Management
----------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY     Class IB    Seeks to achieve capital            .   AXA Equitable
                                  appreciation.                           Funds Management
                                                                          Group, LLC
                                                                      .   Massachusetts
                                                                          Financial
                                                                          Services Company
                                                                          d/b/a MFS
                                                                          Investment
                                                                          Management
----------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES      Class IB    Seeks to achieve total return.      .   AXA Equitable
                                                                          Funds Management
                                                                          Group, LLC
                                                                      .   Massachusetts
                                                                          Financial
                                                                          Services Company
                                                                          d/b/a MFS
                                                                          Investment
                                                                          Management
----------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Class IA    Seeks to achieve a total return     .   AllianceBernstein
                                  before expenses that                    L.P.
                                  approximates the total return       .   AXA Equitable
                                  performance of the Standard &           Funds Management
                                  Poor's MidCap 400(R) Index,             Group, LLC
                                  including reinvestment of
                                  dividends, at a risk level
                                  consistent with that of the
                                  Standard & Poor's MidCap 400(R)
                                  Index.
----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT ADVISER
                                                                       (AND
 EQ ADVISORS TRUST                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                            AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Class IA    Seeks to achieve long-term capital   .   AXA Equitable      (check mark)
  MANAGED                         appreciation with an emphasis on         Funds Management
  VOLATILITY/*(25)/               risk adjusted returns and                Group, LLC
                                  managing volatility in the           .   BlackRock
                                  Portfolio.                               Investment
                                                                           Management, LLC
                                                                       .   Diamond Hill
                                                                           Capital
                                                                           Management, Inc.
                                                                       .   Wellington
                                                                           Management
                                                                           Company, LLP
-----------------------------------------------------------------------------------------------------------
EQ/MODERATE GROWTH    Class IB    Seeks long-term capital              .   AXA Equitable      (check mark)
  STRATEGY/(+)*(26)/              appreciation and current income,         Funds Management
                                  with a greater emphasis on               Group, LLC
                                  current income.
-----------------------------------------------------------------------------------------------------------
EQ/MONEY              Class IA    Seeks to obtain a high level of      .   AXA Equitable
  MARKET/(++)/                    current income, preserve its assets      Funds Management
                                  and maintain liquidity.                  Group, LLC
                                                                       .   The Dreyfus
                                                                           Corporation
-----------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Class IA    Seeks to achieve capital             .   AXA Equitable
  GLOBAL                          appreciation.                            Funds Management
                                                                           Group, LLC
                                                                       .   OppenheimerFunds,
                                                                           Inc.
-----------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Class IB    Seeks to achieve maximum real        .   AXA Equitable
  REAL RETURN                     return, consistent with                  Funds Management
                                  preservation of capital and              Group, LLC
                                  prudent investment management.       .   Pacific
                                                                           Investment
                                                                           Management
                                                                           Company LLC
-----------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN  Class IB    Seeks to achieve maximum real        .   AXA Equitable
                                  return, consistent with                  Funds Management
                                  preservation of capital and              Group, LLC
                                  prudent investment management.       .   Pacific
                                                                           Investment
                                                                           Management
                                                                           Company LLC
-----------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL        Class IB    Seeks to achieve maximum total       .   AXA Equitable
  RETURN                          return, consistent with                  Funds Management
                                  preservation of capital and              Group, LLC
                                  prudent investment management.       .   Pacific
                                                                           Investment
                                                                           Management
                                                                           Company LLC
-----------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Class IA    Seeks to generate a return in        .   AXA Equitable
  SHORT BOND                      excess of traditional money              Funds Management
                                  market products while                    Group, LLC
                                  maintaining an emphasis on           .   Pacific
                                  preservation of capital and              Investment
                                  liquidity.                               Management
                                                                           Company LLC
-----------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Class IA    Seeks to replicate as closely as     .   AllianceBernstein
  INDEX                           possible (before expenses) the           L.P.
                                  total return of the Russell 2000(R)  .   AXA Equitable
                                  Index.                                   Funds Management
                                                                           Group, LLC
-----------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IA    Seeks to achieve long-term capital   .   AXA Equitable
  GROWTH STOCK                    appreciation and secondarily,            Funds Management
                                  income.                                  Group, LLC
                                                                       .   T. Rowe Price
                                                                           Associates, Inc.
-----------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IB    Seeks to achieve long-term capital   .   AXA Equitable
  HEALTH SCIENCES                 appreciation.                            Funds Management
                                                                           Group, LLC
                                                                       .   T. Rowe Price
                                                                           Associates, Inc.
-----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT ADVISER
                                                                      (AND
 EQ ADVISORS TRUST                                                    SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Class IA    Seeks to achieve long-term capital  .   AXA Equitable      (check mark)
  EQUITY MANAGED                  growth with an emphasis on risk         Funds Management
  VOLATILITY/*(27)/               adjusted returns and managing           Group, LLC
                                  volatility in the Portfolio.        .   BlackRock
                                                                          Investment
                                                                          Management, LLC
                                                                      .   Templeton Global
                                                                          Advisors Limited


------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE                                                    INVESTMENT ADVISER
 FUNDS) - SERIES II                                                             (AND SUB-ADVISER(S),
 PORTFOLIO NAME               OBJECTIVE                                         AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
INVESCO V.I.                  The fund's investment objective is to seek        Invesco Advisers, Inc.
  AMERICAN                    capital growth.
  FRANCHISE FUND
------------------------------------------------------------------------------------------------------------------
INVESCO V.I.                  The fund's investment objective is to provide     Invesco Advisers, Inc.
  DIVERSIFIED                 reasonable current income and long-term
  DIVIDEND FUND               growth of income and capital.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH             The fund's investment objective is total return,  Invesco Advisers, Inc.
  YIELD FUND                  comprised of current income and capital           Sub-Adviser: Invesco Canada Ltd.
                              appreciation.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID              The fund's investment objective is long-term      Invesco Advisers, Inc.
  CAP CORE EQUITY             growth of capital.
  FUND
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL            The fund's investment objective is long-term      Invesco Advisers, Inc.
  CAP EQUITY FUND             growth of capital.


--------------------------------------------------------------------------------------------
 AB VARIABLE PRODUCT
 SERIES FUND, INC.                                                  INVESTMENT ADVISER
 - CLASS B                                                          (AND SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------
AB VPS BALANCED       The Portfolio's investment objective is to    AllianceBernstein L.P.
  WEALTH STRATEGY     maximize total return consistent with the
  PORTFOLIO           manager's determination of reasonable risk.
--------------------------------------------------------------------------------------------
AB VPS                The Portfolio's investment objective is long- AllianceBernstein L.P.
  INTERNATIONAL       term growth of capital.
  GROWTH PORTFOLIO


---------------------------------------------------------------------------------------------------------------------------

 AMERICAN CENTURY VARIABLE PORTFOLIOS,                                            INVESTMENT ADVISER
 INC. - CLASS II                                                                  (AND SUB-ADVISER(S),
 PORTFOLIO NAME                         OBJECTIVE                                 AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP                     The fund seeks long-term capital growth.  American Century Investment Management,
  LARGE COMPANY                         Income is a secondary objective.             Inc.
  VALUE FUND


--------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                         INVESTMENT ADVISER
 CLASS P-2 SHARES                                                    (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                       AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
MANAGED RISK ASSET   The fund's investment objective is to provide   Capital Research and Management Company
  ALLOCATION FUND    high total return (including income and         Sub-Adviser: Milliman Financial Risk
                     capital gains) consistent with preservation of     Management LLC
                     capital over the long term while seeking to
                     manage volatility and provide downside
                     protection.
--------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                         INVESTMENT ADVISER
 CLASS 4 SHARES                                                      (AND SUB-ADVISER(S),
  PORTFOLIO NAME     OBJECTIVE                                       AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
BOND FUND            The fund's investment objective is to provide   Capital Research and Management Company
                     as high a level of current income as is
                     consistent with the preservation of capital.
--------------------------------------------------------------------------------------------------------------
GLOBAL SMALL         The fund's investment objective is to provide   Capital Research and Management Company
  CAPITALIZATION     long- term growth of capital.
  FUND
--------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)    The fund's investment objective is long-term    Capital Research and Management Company
                     capital appreciation.
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES
 FUNDS, INC. -                                                                         INVESTMENT ADVISER
 CLASS III                                                                             (AND SUB-ADVISER(S),
 PORTFOLIO NAME                      OBJECTIVE                                         AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL                     To seek high total investment return.             Adviser: BlackRock Advisors, LLC
  ALLOCATION V.I.
  FUND
-------------------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP                  Seeks long-term capital growth.                   Adviser: BlackRock Advisors, LLC
  FOCUS GROWTH V.I.
  FUND
-------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                      INVESTMENT ADVISER
 SERVICE CLASS 2                                                                       (AND SUB-ADVISER(S),
 PORTFOLIO NAME                      OBJECTIVE                                         AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                      The fund seeks to maximize total return by        Fidelity Management & Research Company
  ASSET MANAGER:                     allocating its assets among stock, bonds,            (FMR)
  GROWTH PORTFOLIO                   short-term instruments, and other
                                     investments.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                      The fund seeks high total return with a           Fidelity Management & Research Company
  FREEDOM 2015                       secondary objective of principal preservation        (FMR)
  PORTFOLIO/SM/                      as the fund approaches its target date and        FMRC
                                     beyond.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                      The fund seeks high total return with a           Fidelity Management & Research Company
  FREEDOM 2020                       secondary objective of principal preservation        (FMR)
  PORTFOLIO/SM/                      as the fund approaches its target date and        FMRC
                                     beyond.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                      The fund seeks high total return with a           Fidelity Management & Research Company
  FREEDOM 2025                       secondary objective of principal preservation        (FMR)
  PORTFOLIO/SM/                      as the fund approaches its target date and        FMRC
                                     beyond.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                      The fund seeks high total return with a           Fidelity Management & Research Company
  FREEDOM 2030                       secondary objective of principal preservation        (FMR)
  PORTFOLIO/SM/                      as the fund approaches its target date and        FMRC
                                     beyond.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID                  Seeks long-term growth of capital.                Fidelity Management & Research Company
  CAP PORTFOLIO                                                                           (FMR)
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP                      Seeks a high level of current income. The fund    Fidelity Management & Research Company
  STRATEGIC INCOME                   may also seek capital appreciation.                  (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST
 VARIABLE INSURANCE                                                                    INVESTMENT ADVISER
 TRUST                                                                                 (AND SUB-ADVISER(S),
 PORTFOLIO NAME                      OBJECTIVE                                         AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW                      Seeks to provide total return by allocating       First Trust Advisors, L.P.
  JONES DIVIDEND &                   among dividend-paying stocks and
  INCOME ALLOCATION                  investment grade bonds.
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE                                                                              INVESTMENT ADVISER
 INSURANCE PRODUCTS TRUST - CLASS 2                                                    (AND SUB-ADVISER(S),
 PORTFOLIO NAME                      OBJECTIVE                                         AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ALLOCATION                  Seeks capital appreciation with income as a       Franklin Advisers, Inc.
  VIP FUND/*(28)/                    secondary goal.
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP                  Seeks to maximize income while maintaining        Franklin Advisers, Inc.
  FUND                               prospects for capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL                      Seeks capital appreciation. Its secondary goal    Franklin Mutual Advisers, LLC
  SHARES VIP FUND                    in income.
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON                            Seeks long-term capital appreciation.             Templeton Asset Management Ltd.
  DEVELOPING
  MARKETS VIP FUND
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN                    Seeks long-term capital growth.                   Templeton Investment Counsel, LLC
  VIP FUND
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL                     Seeks high current income, consistent with        Franklin Advisers, Inc.
  BOND VIP FUND                      preservation of capital. Capital appreciation is
                                     a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH                     Seeks long-term capital growth.                   Templeton Global Advisors, Limited
  VIP FUND
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM                                                              INVESTMENT ADVISER
 VARIABLE TRUST                                                          (AND SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF           The Fund seeks to generate positive total       Security Investors, LLC, which operates under
  GLOBAL MANAGED         returns over time.                                 the name Guggenheim Investments.
  FUTURES STRATEGY
  FUND
------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF           Seeks long-term capital appreciation with less  Security Investors, LLC, which operates under
  MULTI-HEDGE            risk than traditional equity funds.                the name Guggenheim Investments.
  STRATEGIES FUND
------------------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                               INVESTMENT ADVISER
 PORTFOLIOS                                                              (AND SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
IVY VIP ASSET            To seek to provide total return.                Ivy Investment Management Company (IICO)
  STRATEGY
------------------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL           To seek to provide total return through a       Ivy Investment Management Company (IICO)
  EQUITY INCOME          combination of current income and capital
                         appreciation.
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME      To seek to provide total return through a       Ivy Investment Management Company (IICO)
                         combination of high current income and
                         capital appreciation.
------------------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL          To seek to provide capital growth and           Ivy Investment Management Company (IICO)
  RESOURCES              appreciation.
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP        To seek to provide growth of capital.           Ivy Investment Management Company (IICO)
  GROWTH
------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. -                                                            INVESTMENT ADVISER
 CLASS VC                                                                (AND SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND         The fund's investment objective is to seek      Lord, Abbett & Co. LLC
  DEBENTURE              high current income and the opportunity for
  PORTFOLIO (VC)         capital appreciation to produce a high total
                         return.
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC      The fund's investment objective is growth of    Lord, Abbett & Co. LLC
  STOCK PORTFOLIO        capital and growth of income consistent with
  (VC)                   reasonable risk.
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH       The fund's investment objective is capital      Lord, Abbett & Co. LLC
  OPPORTUNITIES          appreciation.
  PORTFOLIO (VC)
------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                      INVESTMENT ADVISER
 SERVICE CLASS                                                           (AND SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS         The fund's investment objective is to seek      Massachusetts Financial Services Company
  TRUST SERIES           capital appreciation.
------------------------------------------------------------------------------------------------------------------------
MFS(R)                   The fund's investment objective is to seek      Massachusetts Financial Services Company
  MASSACHUSETTS          capital appreciation.
  INVESTORS GROWTH
  STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS                                                         INVESTMENT ADVISER
 VARIABLE TRUST                                                          (AND SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/              The Portfolio seeks to provide superior         7Twelve Advisors, LLC
  BALANCED               volatility risk-adjusted returns when compared
  PORTFOLIO/(+++)/       to the bond and equity markets in general.
------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                       INVESTMENT ADVISER
 ADVISOR CLASS                                                           (AND SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with       Pacific Investment Management Company
  COMMODITYREALRETURN(R) prudent investment management.                     LLC
  STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with     Pacific Investment Management Company
  MARKETS BOND           preservation of capital and prudent                LLC
  PORTFOLIO              investment management.
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------
                                                                     INVESTMENT ADVISER
 PROFUNDS VP                                                         (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                       AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
PROFUND VP BEAR      Seeks daily investment results, before fees     ProFund Advisors LLC
                     and expenses, that correspond to the inverse
                     (-1x) of the daily performance of the S&P
                     500(R).
-----------------------------------------------------------------------------------------------------
PROFUND VP           Seeks investment results, before fees and       ProFund Advisors LLC
  BIOTECHNOLOGY      expenses, that correspond to the performance
                     of the Dow Jones U.S. Biotechnology/SM/ Index.
-----------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                  INVESTMENT ADVISER
 S CLASS                                                             (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                       AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by         Van Eck Associates Corporation
  HARD ASSETS FUND   investing primarily in hard asset securities.
                     Income is a secondary consideration.
-----------------------------------------------------------------------------------------------------



(+)This variable investment option is also available as a Guaranteed benefit variable investment option should you elect a Guaranteed benefit and wish to fund it. The Guaranteed benefit variable investment option version of these funds will be identified with the prefix "GB." For more information, please see "What are your investment options under the contract?" earlier in this section.
(++)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(+++)7Twelve/TM/ is registered belonging to Craig L. Israelsen.
* This information reflects the variable investment option's name. The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



-----------------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-----------------------------------------------------------
(1)   AXA Aggressive Allocation
-----------------------------------------------------------
(2)   AXA Moderate Allocation
-----------------------------------------------------------
(3)   AXA Moderate-Plus Allocation
-----------------------------------------------------------
(4)   AXA 400 Managed Volatility
-----------------------------------------------------------
(5)   AXA 500 Managed Volatility
-----------------------------------------------------------
(6)   AXA 2000 Managed Volatility
-----------------------------------------------------------
(7)   AXA/AB Dynamic Moderate Growth
-----------------------------------------------------------
(8)   AXA/AB Small Cap Growth
-----------------------------------------------------------
(9)   AXA Balanced Strategy
-----------------------------------------------------------
(10)  AXA/ClearBridge Large Cap Growth
-----------------------------------------------------------
(11)  AXA Conservative Growth Strategy
-----------------------------------------------------------
(12)  AXA Conservative Strategy
-----------------------------------------------------------
(13)  AXA/Franklin Balanced Managed Volatility
-----------------------------------------------------------
(14)  AXA/Franklin Small Cap Value Managed Volatility
-----------------------------------------------------------
(15)  AXA/Franklin Templeton Allocation Managed Volatility
-----------------------------------------------------------
(16)  AXA Global Equity Managed Volatility
-----------------------------------------------------------
(17)  AXA Growth Strategy
-----------------------------------------------------------
(18)  AXA International Core Managed Volatility
-----------------------------------------------------------
(19)  AXA International Managed Volatility
-----------------------------------------------------------
(20)  AXA International Value Managed Volatility
-----------------------------------------------------------
(21)  AXA/Janus Enterprise
-----------------------------------------------------------
(22)  AXA Large Cap Growth Managed Volatility
-----------------------------------------------------------
(23)  AXA Large Cap Value Managed Volatility
-----------------------------------------------------------
(24)  AXA/Loomis Sayles Growth
-----------------------------------------------------------
(25)  AXA Mid Cap Value Managed Volatility
-----------------------------------------------------------
(26)  AXA Moderate Growth Strategy
-----------------------------------------------------------
(27)  AXA/Templeton Global Equity Managed Volatility
-----------------------------------------------------------
(28)  Franklin Founding Funds Allocation VIP Fund
-----------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Guaranteed benefit account value.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges, and any withdrawal charges (if applicable). See Appendix V later in this Prospectus for more information on state variations that may apply.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2019 is 1.00%, 1.25%, 1.5% or 3% depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Non-Guaranteed benefit variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you elect a Guaranteed benefit, you may also allocate contributions to the Guaranteed benefit variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may elect. We may, at any time, exercise our right to terminate transfers to any of the variable investment options.

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for future transfers to the Guaranteed benefit variable investment options will fund the Guaranteed benefits you elected. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Guaranteed benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elect the GIB. You allocate $60,000 to the Guaranteed benefit variable investment options and $40,000 to the Non-Guaranteed benefit variable investment options. The $60,000 will be included in your Guaranteed benefit account value and will be used to calculate your Guaranteed benefit base(s). $40,000 will be included in your Non-Guaranteed benefit account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Guaranteed benefit variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

CUSTOM SELECTION RULES (APPLICABLE TO GUARANTEED BENEFIT ACCOUNT VALUE ONLY)

For allocations to your Guaranteed benefit account value, you must allocate your contributions and transfers in accordance with our

                        CONTRACT FEATURES AND BENEFITS

Custom Selection Rules. The Custom Selection Rules require that all of your Guaranteed benefit account value be allocated according to the category and investment option limits described below. Allocations to the Guaranteed benefit account value may be made through contributions and transfers from your Non-Guaranteed benefit account value. Those programs are discussed later in this section. These Custom Selection Rules do not apply to amounts allocated to your Non-Guaranteed benefit account value.

Your Guaranteed benefit account value must be allocated among the Guaranteed benefit variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION


  GB EQ/AB Dynamic Moderate Growth
  GB EQ/Balanced Strategy
  GB EQ/Conservative Growth Strategy
  GB EQ/Conservative Strategy
  GB EQ/Moderate Growth Strategy


CATEGORY 2 -- FIXED INCOME

  GB EQ/Core Bond Index
  GB EQ/Intermediate Government Bond Index

CATEGORY 3 -- EQUITY


  GB EQ/400 Managed Volatility
  GB EQ/500 Managed Volatility
  GB EQ/2000 Managed Volatility
  GB EQ/Growth Strategy
  GB EQ/International Managed Volatility


Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits.

----------------------------------------------------------------------------------
                                                                CATEGORY
                                                   -------------------------------
                                                   1. STRATEGIC 2. FIXED 3. EQUITY
                                                    ALLOCATION   INCOME
----------------------------------------------------------------------------------
Maximum for category                                None/(1)/   None     60%
----------------------------------------------------------------------------------
Minimum for category                                None        40%/(2)/ None
----------------------------------------------------------------------------------
Maximum for each option                             None        None     10%/(3)/
----------------------------------------------------------------------------------

(1)If there is any allocation to Category 3, there is a 40% minimum allocation requirement to Category 2, thus limiting the amount that may be allocated to Category 1.
(2)Applies only if there is any allocation to Category 3.

(3)GB EQ/400 Managed Volatility and GB EQ/2000 Managed Volatility have a 10% maximum limit individually. GB EQ/Growth Strategy, GB EQ/International Managed Volatility and GB EQ/500 Managed Volatility are not subject to a per fund maximum.


There are no minimum allocations for any one Guaranteed benefit variable investment option. Allocations must be in whole percentages. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix V later in this Prospectus for more information on state variations of certain features and benefits.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Guaranteed benefit variable investment options, either directly or through one of our Special DCA programs. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits; the categories themselves; the investment option limits; and the variable investment options within each category.

We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

..   Any amounts you have allocated among the Guaranteed benefit variable investment options will NOT be automatically reallocated to conform with the new Custom Selection Rules.

..   If your allocation instructions on file prior to a change to our Custom
    Selection Rules DO NOT COMPLY with our new Custom Selection Rules:

   -- you will NOT be automatically required to change your allocation instructions;

   -- if you make a subsequent contribution, you will NOT be required to change your allocation instructions; or

   -- if you initiate a transfer, you WILL be required to change your instructions.

..   Any change to your allocation instructions must comply with our new Custom
    Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to a Special DCA program that are designated for your Guaranteed benefit variable investment options, your Guaranteed benefit variable investment options will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Guaranteed benefit variable investment options so that the percentage of your Guaranteed benefit account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have

                        CONTRACT FEATURES AND BENEFITS
received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Guaranteed benefit variable investment options does not automatically change your allocation instructions for the rebalancing of your Guaranteed benefit account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Guaranteed benefit variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Guaranteed benefit variable investment options, we reserve the right to default any subsequent contribution or transfer to the corresponding Non-Guaranteed benefit variable investment option, which invests in the same underlying portfolio.

We may offer an optional rebalancing program for amounts allocated to your Non-Guaranteed benefit variable investment options and the guaranteed interest option. For more information, see "Rebalancing" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Guaranteed benefit variable investment options, such amounts may be transferred among the Guaranteed benefit variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Non-Guaranteed benefit variable investment options. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;


..   General dollar cost averaging; and


..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Guaranteed benefit variable investment options. Also, you may make systematic transfers to the Non-Guaranteed benefit variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum death benefit and Guaranteed income benefit base" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Non-Guaranteed benefit variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Non-Guaranteed benefit variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Non-Guaranteed benefit variable investment options. Below, we provide detail regarding each of the programs.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. See Appendix V later in this Prospectus for more information on state availability of certain features and benefits.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C and Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than the guaranteed lifetime minimum rate for the guaranteed interest option, to amounts allocated to this account. We guarantee to pay the current interest rate that is in effect on the date that your

                        CONTRACT FEATURES AND BENEFITS
contribution is allocated to this account. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select, during which you will receive an enhanced interest rate. If the Special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the investment options over an available time period that you select.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods;

..   Contributions to a Special DCA program may be designated for the Guaranteed benefit variable investment options, the Non- Guaranteed benefit variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to dollar cost average only to the Non-Guaranteed benefit variable investment options, you may split your contributions among the Non-Guaranteed benefit variable investment options, Guaranteed benefit variable investment options and a Special DCA program. The instructions for the program may differ from your current allocation instructions. With certain selling broker-dealers, you may not be able to split your initial contribution among the Non- Guaranteed benefit variable investment options, Guaranteed benefit variable options and a Special DCA program. You will, however, be able to split subsequent contributions.

   -- If you want to dollar cost average into the Guaranteed benefit variable investment options, 100% of your contribution must be allocated to the Special DCA program. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract. The instructions for the program must match your current allocation instructions.


   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;


..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Guaranteed benefit variable investment options. The Annual Roll-up rate in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Guaranteed benefit variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S);

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

                        CONTRACT FEATURES AND BENEFITS

..   Except for withdrawals made under our Automatic RMD withdrawal service, any withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Non-Guaranteed benefit variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time but you may not change your allocation instructions for transfers during the selected time period. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Non-Guaranteed benefit variable investment options. Please see Appendix V for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Non-Guaranteed benefit variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28/th/ day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Non-Guaranteed benefit variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating

                        CONTRACT FEATURES AND BENEFITS
any of your benefit bases under the contract, except to the extent that any credits are part of the Guaranteed benefit account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset. A credit will not be applied in connection with a partial conversion of a traditional IRA contract to a Roth IRA contract.

The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

               -------------------------------------------------
                                               CREDIT PERCENTAGE
                                                  APPLIED TO
               FIRST YEAR TOTAL CONTRIBUTIONS    CONTRIBUTIONS
               -------------------------------------------------
               Less than $350,000                      4%
               -------------------------------------------------
               $350,000 or more                        5%
               -------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

..   Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

   -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

   -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your account value will be reduced by $2,000 (1% x $200,000).

..   No indication of intent:

   -- For your initial contribution, we will apply the credit percentage based upon the above table.

   -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for more information on state variations.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your account value by $4,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of the Guaranteed benefit account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset. Credits

                        CONTRACT FEATURES AND BENEFITS
are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed minimum death benefit and GIB benefit bases" in "Guaranteed minimum death benefit and Guaranteed income benefit base" below.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower mortality and expense risk charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed income benefit base (hereinafter, in this section called your "Guaranteed benefit bases") are used to calculate the Guaranteed income benefit ("GIB") and the death benefits, as described in this section. Your Guaranteed benefit bases are not account values or cash values. See also "Guaranteed income benefit" and "Guaranteed minimum death benefit" below.

We refer to the following, collectively, as "Guaranteed minimum death benefits:" (i) Return of Principal death benefit; (ii) the Annual Ratchet to age 85 death benefit; and (iii) the "Greater of" death benefit.

As discussed immediately below, when calculating your guaranteed benefits, one or more of the following may apply: (1) the Return of Principal death benefit is based on the Return of Principal death benefit base; (2) the Annual Ratchet death benefit is based on the Annual Ratchet to age 85 benefit base; (3) the "Greater of" death benefit is based on the greater of the Roll-up to age 85 benefit base and the Annual Ratchet to age 85 benefit base; (4) the GIB is based on the greater of Roll-up to age 95 benefit base (the "GIB Roll-up benefit base") and the Annual Ratchet to age 95 benefit base.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Non-Guaranteed benefit variable investment options. Your Non-Guaranteed benefit account value is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Guaranteed benefit variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). See "Series CP(R) Credits and your Guaranteed benefit bases" below. However, your Guaranteed benefit account value would still increase by the full amount of the transfer, which in this example would be $5,000.

RETURN OF PRINCIPAL DEATH BENEFIT BASE

Your Return of Principal benefit base is equal to:

..   your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   any amounts transferred to the Guaranteed benefit variable investment options, less

..   a deduction that reflects any withdrawals you make from the Guaranteed benefit variable investment options or from amounts in a Special DCA program designated for the Guaranteed benefit variable investment options, (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III for an example of how the Return of Principal death benefit base is calculated.

ANNUAL RATCHET TO AGE 85 BENEFIT BASE/ANNUAL RATCHET TO AGE 95 BENEFIT BASE

The Annual Ratchet to age 85 benefit base is used for the Annual Ratchet death benefit and the "Greater of" death benefit. The Annual Ratchet to age 95 benefit base is used for the GIB.

The calculation of your Annual Ratchet benefit base will depend on whether you have taken a withdrawal from the Guaranteed benefit account value.

If you have not taken a withdrawal from your Guaranteed benefit account value, your Annual Ratchet benefit base is equal to the greater of either:

..   Your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   Amounts transferred to the Guaranteed benefit variable investment options.

                                     -OR-

..   Your highest Guaranteed benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th or 95th birthday, as applicable (plus any transfers to the Guaranteed benefit variable investment options and contributions to a Special DCA program designated for the Guaranteed benefit variable investment options, made since the most recent Annual Ratchet).

If you have taken a withdrawal from your Guaranteed benefit account value, your Annual Ratchet benefit base will be reduced from the amount described above. See "How withdrawals affect your Guaranteed benefits" later in this section (including any applicable withdrawal charges). The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. At any time after a withdrawal, your Annual Ratchet benefit base is equal to the greater of either:

..   Your Annual Ratchet benefit base immediately following the most recent withdrawal (plus any transfers to the Guaranteed benefit variable investment options made since the most recent Annual Ratchet).

                        CONTRACT FEATURES AND BENEFITS

                                     -OR-

..   Your highest Guaranteed benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th or 95th birthday, as applicable (plus any transfers to the Guaranteed benefit variable investment options made since the most recent Annual Ratchet).

Please see Appendix III and Appendix VII for examples of how the Annual Ratchet to age 85 and Annual Ratchet to age 95 benefit bases are calculated.

ROLL-UP TO AGE 95 ("GIB ROLL-UP BENEFIT BASE") AND ROLL-UP TO AGE 85 (TOGETHER, THE "ROLL-UP BENEFIT BASES") BENEFIT BASES (USED FOR GIB AND "GREATER OF" DEATH BENEFIT)

The Roll-up benefit bases are equal to:

..   your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   any transfers to the Guaranteed benefit variable investment options; less

..   a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   any "Annual Roll-up amount" minus a deduction that reflects any withdrawals of the "Annual withdrawal amount."

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

The "Annual Roll-up amount" is described under "Guaranteed income benefit" later in this section.

For the "Greater of" death benefit, the Roll-up to age 85 benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

IF YOU ELECT BOTH GIB AND THE "GREATER OF" DEATH BENEFIT, YOUR ROLL-UP BENEFIT BASES ARE EQUAL UNTIL AGE 85. BEGINNING ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, YOUR ROLL-UP TO AGE 85 BENEFIT BASE WILL: (I) NO LONGER ROLL-UP; (II) NO LONGER BE ELIGIBLE FOR RESETS; AND (III) BE REDUCED DOLLAR-FOR-DOLLAR BY WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT.

For the GIB, your GIB Roll-up benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which lifetime payments must begin and all Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the Roll-up benefit bases will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix III for an example of how the Roll-up benefit bases are calculated.

"GREATER OF" DEATH BENEFIT BENEFIT BASE

Your "Greater of" death benefit benefit base is equal to the greater of:

..   The benefit base computed for the Roll-up to age 85; and

..   The benefit base computed for the Annual Ratchet to age 85.

Both of these are described immediately above.

Please see Appendix III later in this Prospectus for an example of how the "Greater of" death benefit is calculated.

GIB BENEFIT BASE

Your GIB benefit base is equal to the greater of:

..   The benefit base computed for the GIB Roll-up benefit base; and

..   The benefit base computed for the Annual Ratchet to age 95.

Both of these are described immediately above.

The GIB Roll-up benefit base is used to calculate your Annual withdrawal amount, as described later in this section, as well as the GIB benefit base and charge. The Annual Ratchet to age 95 benefit base is not used to calculate your Annual withdrawal amount, but is used to calculate the GIB benefit base and charge.

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.

Your Guaranteed benefit base(s) is not an account value. As such, the benefit base(s) cannot be split or divided in any proportion in connection with an event, such as divorce or a Roth IRA conversion.

SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES. Any credit amounts attributable to your contributions are not included in your Guaranteed benefit base(s). If you decide to transfer amounts from your Non-Guaranteed benefit account value into your Guaranteed benefit account value options, only amounts representing contributions and earnings will increase your Guaranteed benefit base(s). Credits to your Non-Guaranteed benefit account value are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your Guaranteed benefit base(s). All transfers, however, will increase the Guaranteed benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000 and elect the GIB. You allocate the entire $100,000 contribution to the Non-Guaranteed benefit variable investment options and $0 to the Guaranteed benefit variable investment options. In effect, you have not started to fund your GIB.

The credit applied to your contract is $4,000 ($100,000 X 4%), resulting in an initial Non-Guaranteed benefit account value of $104,000.

On December 15th, you decide to fund your GIB by transferring $10,000 to the Guaranteed benefit variable investment options. After that transfer, your Guaranteed benefit account value would be $10,000, but your GIB benefit base would be $6,000 ($10,000 -$4,000). This is because credits to your Non-Guaranteed benefit account value are always considered transferred first.

GIB ROLL-UP BENEFIT BASE AND ROLL-UP TO AGE 85 BENEFIT BASE RESET. As described in this section, your Roll-up benefit base(s) will

                        CONTRACT FEATURES AND BENEFITS
automatically reset to equal the Guaranteed benefit account value, if higher, every three contract years from your contract issue date, up to the contract date anniversary following:

..   your 85th birthday (for the Roll-up to age 85 benefit base), or

..   your 95th birthday (for the GIB Roll-up benefit base).

If a reset is not applicable on any eligible contract date anniversary, your Roll-up benefit base(s) will not be eligible to be reset again until the next eligible contract date anniversary. For example, even if your Roll-up benefit base(s) did not reset on the third contract date anniversary, it will not be eligible again for a reset until the sixth contract date anniversary.

For jointly-owned contracts, eligibility to reset the Roll-up benefit base(s) is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Whether you fund your GIB or ''Greater of'' death benefit at contract issue or some later date, the contract date anniversaries on which your Roll-up benefit base(s) is eligible for a reset are the same.

We reserve the right to increase the fee for both the GIB and the ''Greater of'' death benefit if your Roll-up benefit base(s) resets. See ''Fee table'' earlier in this Prospectus and ''Charges and expenses'' later in this Prospectus. Your Roll-up benefit base(s) will reset automatically unless you opt out. We will notify you if your Roll-up benefit base(s) is eligible for a reset and if a fee increase has been declared. If you do not want your fee to increase, you must notify us on the specified form that we provide at least 30 days prior to the contract date anniversary on which your Roll-up benefit base(s) could reset that you want to opt out of the reset. You can notify us on the specified form that we provide, to opt back in to automatic resets at a later date. The current fee will apply upon the next reset. Your Roll-up benefit base(s) would be eligible for resets based on the same schedule: every three contract years from the contract issue date.

If we do not increase the charge when a Roll-Up benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Guaranteed benefit account value will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Guaranteed benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit base on a pro rata basis and your Guaranteed benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal. For example, if your Guaranteed benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Guaranteed benefit account value. If your benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Guaranteed benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Guaranteed benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Guaranteed benefit account value. If your benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit base after the withdrawal would be $12,000 ($20,000
- $8,000).

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Guaranteed benefit account value. For more information on the calculation of the charge, see ''Withdrawal charge'' later in this Prospectus. Withdrawals from your Guaranteed benefit account value always reduce your Annual Ratchet benefit base and Return of Principal benefit base on a pro rata basis, as described above.

Withdrawals affect your Roll-up benefit bases, as follows:

..   A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base.

..   Beginning in the second contract year and until age 86, if your Lifetime
    GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning at age 86, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar for dollar basis up to your Annual withdrawal amount.

..   A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up benefit base(s) on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from the Guaranteed benefit account value to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from the Guaranteed benefit account value in that contract year will reduce the Roll-up benefit bases on a pro rata basis.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base: the GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. Accordingly, withdrawals can affect your GIB benefit base, as follows:

..   A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB benefit base on a pro rata basis. In other words, such a withdrawal reduces both your GIB Roll-up and Annual Ratchet to age 95 benefit bases on a pro rata basis;

..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal

                        CONTRACT FEATURES AND BENEFITS
   amount will not reduce your GIB benefit base, provided your GIB Roll-up benefit base is greater than your Annual ratchet to age 95 benefit base at the time of the withdrawal. Withdrawals always reduce your Annual Ratchet to age 95 benefit base on a pro rata basis;


..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will reduce your GIB benefit base, if your Annual ratchet to age 95 benefit base is greater than your GIB Roll-up benefit base at the time of the withdrawal. This is true even though your GIB Roll-up benefit base was not reduced by the withdrawal. Withdrawals always reduce your Annual Ratchet to age 95 benefit base on a pro rata basis; and


..   A withdrawal in excess of your Annual withdrawal amount will always reduce your GIB benefit base on a pro rata basis. In other words, such a withdrawal reduces both your GIB Roll-up and Annual Ratchet to age 95 benefit bases on a pro rata basis.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.

GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit ("GIB").

The GIB is an optional benefit, which is available to owners ages 20-75 (ages 20-70 for Series CP(R)). If the contract is jointly owned, the GIB availability is based on the older owner's age. GIB must be elected at issue.

The GIB may be elected in combination with the Return of Principal death benefit, Annual Ratchet death benefit or the "Greater of" death benefit.

The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments"), and allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual ratchet to age 95 benefit base at the time of the withdrawal.

The Lifetime GIB payments, which will begin at the earliest of:

   (i)the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an Excess withdrawal);

  (ii)the contract date anniversary following your 95th birthday; and

 (iii)your contract's maturity date.

See "Lifetime GIB payments" later in this section.

A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base on a pro rata basis. Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base. Withdrawals in excess of your Annual withdrawal amount will reduce your GIB Roll-up benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base. The GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. If the Annual Ratchet to age 95 benefit base is greater than the GIB Roll-up benefit base at the time of a withdrawal, your GIB benefit base will be reduced on a pro rata basis. This means that even if your GIB Roll-up benefit is not reduced as a result of the withdrawal, the same withdrawal could reduce your GIB benefit base. See "How withdrawals affect your Guaranteed benefits" earlier in this section.

If you elect the GIB, you can allocate your contributions to any of the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special dollar cost averaging (Series B and L contracts only)

..   the account for special money market dollar cost averaging (Series CP(R)
    and C contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for the Guaranteed benefit variable investment options will fund the Guaranteed benefits. These amounts will be included in your Guaranteed benefit base(s) and will become part of your Guaranteed benefit account value.

For example:

You purchase a Retirement Cornerstone(R) Series contract with an initial contribution of $100,000 and allocate $60,000 to the Guaranteed benefit variable investment options and $40,000 to the Non-Guaranteed benefit variable investment options. Your initial Guaranteed minimum death benefit base will be $60,000.

You can allocate money to the Guaranteed benefit variable investment options immediately or at some later date.

See "GIB benefit base" earlier in this section for more information on how your benefit base works. Please note that all allocations must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your GIB Roll-up benefit base will automatically reset every three contract years up to your 95th birthday. See "GIB Roll-up benefit base and Roll-up to age 85 benefit base reset" earlier in this section.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus. If you decide to drop your GIB, any optional Guaranteed death benefit will also terminate. See "Dropping a Guaranteed benefit" later in this section for more information.

If you elect the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information. As such, the benefit base(s) cannot be split or divided in any proportion in connection with a divorce.

                        CONTRACT FEATURES AND BENEFITS

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THE GUARANTEED INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year, and is equal to:


..   the Annual Roll-up rate in effect at the time, multiplied by


..   the GIB Roll-up benefit base as of the most recent contract date anniversary.

Beginning in the second contract year, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB Roll-up benefit base.

Beginning in the second contract year until age 86, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base. Beginning at age 86, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

A withdrawal from your Guaranteed benefit account value in the first contract year, will reduce the Roll-up benefit bases on a pro rata basis. A withdrawal in excess of your Annual withdrawal amount will always reduce the Roll-up benefit bases on a pro rata basis. This is referred to as an "Excess withdrawal". For an example of a pro rata reduction, see "How withdrawals affect your Guaranteed benefits" earlier in this section.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base. The GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. If the Annual Ratchet to age 95 benefit base is greater than the GIB Roll-up benefit base at the time of a withdrawal, your GIB benefit base will be reduced on a pro rata basis. This means that even if your GIB Roll-up benefit is not reduced as a result of the withdrawal, the same withdrawal could reduce your GIB benefit base.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" earlier in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is based solely on your GIB Roll-up benefit base; it is not impacted by your Annual Ratchet to age 95 benefit base.

Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments," below.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate ("Annual Roll-up rate") is used to calculate your Annual withdrawal amount and amounts credited to your Roll-up benefit base(s). The rate is variable and will be tied to the ten-year Treasuries formula rate (as described below) but will never be less than 4% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum.

THE TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, the "ten-year Treasuries formula rate" is the average of the rates for ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1% rounded to the nearest 0.10% increment. The minimum Annual Roll-up rate based on the ten-year Treasuries formula rate will never be greater than 8%. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the ten-year Treasuries formula rate. Once a contract is issued with the Annual Roll-up rate that is then in effect for new business, that rate will be applicable for one contract year even if you fund your guaranteed benefits later in that contract year.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate will be the greater of the rate in effect on the date of the application or the rate in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign you application, your initial Annual Roll-up rate will be the rate in effect on the date we issue your contract. See Appendix V later in this Prospectus to see if a longer rate lock in period applies in your state.

RENEWAL RATES. On the first day of each contract year, starting with the second contract year, a new Annual Roll-up rate will apply to your contract (the "Renewal" rate). Your Renewal rate will never be less than the greater of the ten-year Treasuries formula rate or 4%.

The Renewal rate may be more than or less than, or equal to, your initial Annual Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program, after the first day of any contract year will get the Annual Roll-up rate in effect as of the most recent contract date anniversary.


NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elect the GIB or the GIB and "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate for your first contract year. This rate may not be the same rate that was illustrated prior to your purchase of the contract. If you choose to fund the GIB or the GIB and "Greater of" death benefit after issue, you can contact a Customer Service Representative to find out the current Annual Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal Roll-up rate, as well as the previous year's Annual Roll-up rate for your contract. This information can also be found online, through your Online Account Access.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT

On each contract date anniversary, we will adjust the Roll-up benefit bases to reflect any applicable Annual Roll-up amount. Your Annual Roll-up amount is calculated, as follows:


..   your Roll-up benefit base(s) on the preceding contract date anniversary, multiplied by


..   the Annual Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Roll-up amount for any transfer or contribution to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program, during the contract year pro-rated based on the number of days in the contract year after the transfer or contribution; less

..   any withdrawals of the Annual withdrawal amount will result in a dollar-for-dollar reduction of the Annual Roll-up amount.

The GIB benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 95th birthday. The Roll-up to age 85 benefit base, used in connection with the "Greater of" death benefit, stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday.

For more information, see the example immediately below.

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Guaranteed benefit variable investment options and $100,000 to your Non-Guaranteed benefit variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Guaranteed benefit variable investment options. Also assume that your Annual Roll-up rate is 4% in each contract year. Accordingly, your GIB Roll-up benefit base on your fifth contract date anniversary is $127,290.

The GIB Roll-up benefit base of $127,290 is calculated as follows:

You start with $100,000 allocated to the Guaranteed benefit variable investment options:

..   The first Annual Roll-up amount increases your GIB Roll-up benefit base to
    $104,000;

..   The second Annual Roll-up amount increases your GIB Roll-up benefit base to
    $108,160;

..   Your $5,000 transfer from your Non-Guaranteed benefit account value increases your GIB Roll-up benefit base to $113,160;

..   The third Annual Roll-up amount increases your GIB Roll-up benefit base to
    $117,686;

..   The fourth Annual Roll-up amount increases your GIB Roll-up benefit base to
    $122,394; and

..   The fifth Annual Roll-up amount increases your GIB Roll-up benefit base to
    $127,290.

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,092, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT
    DATE ANNIVERSARY) EQUALS

..   $5,092.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Guaranteed benefit variable investment options, making your current GIB Roll-up benefit base $137,290. Also assume that you withdraw your full Annual withdrawal amount of $5,092 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT
    DATE ANNIVERSARY) PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365 = $240) MINUS

..   $5,092 (the Annual withdrawal amount, which was withdrawn)

..   EQUALS $240

Your adjusted GIB Roll-up benefit base is $137,530.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,092 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,092 ($8,092 - $5,092 = $3,000). Further, assume that your Guaranteed benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB Roll-up benefit base on a pro rata basis. Accordingly, your GIB Roll-up benefit base is reduced by $4,119 at the time of the withdrawal, calculated as follows:

..   $137,290 (YOUR CURRENT GIB ROLL-UP BENEFIT BASE: $127,290 + $10,000)
    MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR THEN CURRENT GUARANTEED BENEFIT ACCOUNT VALUE
    THAT WAS WITHDRAWN) EQUALS

..   $4,119.

On your sixth contract date anniversary, your adjusted GIB Roll-up benefit base is $133,411, calculated as follows:

..   $133,171 (YOUR GIB ROLL-UP BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS
    WITHDRAWAL: $137,290 - $4,119 = $133,171) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $133,411.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your guaranteed benefit bases and Annual withdrawal amount.

                        CONTRACT FEATURES AND BENEFITS

LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

   (i)the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an Excess withdrawal);

  (ii)the contract date anniversary following your 95th birthday; and

 (iii)your contract's maturity date.

Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Guaranteed benefit account value falling to zero (due to either withdrawals or the deduction of charges) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) contract, the calculation of the payments is not impacted.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older spouse) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.

Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Guaranteed benefit account value is zero as described above, we will use your GIB benefit base as of the day your account value was reduced to zero. The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as follows:

--------------------------------------
 AGE          SINGLE LIFE  JOINT LIFE
--------------------------------------
Up to age 85  4%           3.25%
--------------------------------------
Ages 86-94    5%           4%
--------------------------------------
Age 95        6%           4.5%
--------------------------------------

If your Guaranteed benefit account value is reduced to zero, as described above, and you have no Non-Guaranteed benefit account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving your Lifetime GIB payments. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next con- tract year. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Guaranteed benefit account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Guaranteed benefit account value goes to zero.

If your Guaranteed benefit account value is reduced to zero, as described above, and you have Non-Guaranteed benefit account value, the following applies:

(i)We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency on which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to equal your Lifetime

                        CONTRACT FEATURES AND BENEFITS

   GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Guaranteed benefit account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Lifetime GIB payment will not reduce your Non-Guaranteed benefit account value.

(viii)Your Guaranteed minimum death benefit will be terminated once your Guaranteed benefit account value goes to zero.

(ix)Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) Series contract until your Non-Guaranteed benefit account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.

If your Guaranteed benefit account value has not fallen to zero before the contract maturity date or the owner reaches age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GIB payments will be equal to the greater of:

   -- your Guaranteed benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-


   -- the GIB benefit base applied to the flat percentage discussed above in this section.


For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Guaranteed benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Guaranteed benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Non-Guaranteed benefit account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Non-Guaranteed benefit account value will be terminated.

If you elect the GIB and your Guaranteed benefit account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.

Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Guaranteed benefit account value falls to zero, and (ii) a contract owner reaches age 95.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

DEATH BENEFIT

For the purposes of determining the death benefit under the contract, we treat your Non-Guaranteed benefit account value and any guaranteed minimum death benefit separately.

The death benefit in connection with your Non-Guaranteed benefit account value is equal to your Non-Guaranteed benefit account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options in connection with the Guaranteed benefit account value:

..   Return of Principal death benefit; or

..   Annual Ratchet death benefit; or

..   The "Greater of" death benefit.

The "Greater of" death benefit can only be elected in combination with the GIB and you are age 20-75 (20-70 for Series CP(R)). The Return of Principal death benefit and the Annual Ratchet death benefit are available with or without the GIB if you are age 0-75 (0-70 for Series CP(R)). The Annual Ratchet death benefit and "Greater of" death benefit are available at an additional charge.

If you elect a Guaranteed minimum death benefit, you can allocate your contributions to any of the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option


..   the account for special money market dollar cost averaging (Series C and
    CP(R) contracts only)


..   the account for special dollar cost averaging (Series B and L contracts only)

                        CONTRACT FEATURES AND BENEFITS

Only amounts you allocate to the Guaranteed benefit variable investment options and a Special DCA program designated for the Guaranteed benefit variable investment options will fund the Guaranteed benefits. These amounts will be included in your Guaranteed benefit base(s) and will become part of your Guaranteed benefit account value.

Your death benefit is equal to your Guaranteed benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment, or your applicable Guaranteed minimum death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges), whichever provides the higher amount.

Your Guaranteed minimum death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed income benefit base."

Once you have made your Guaranteed minimum death benefit election, you may drop it but you cannot otherwise change your election. If you drop your Guaranteed minimum death benefit, your GIB will be dropped automatically. For more information see "Dropping a Guaranteed benefit" later in this section.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability (see Appendix V later in this Prospectus for state availability of these benefits) and your age at contract issue.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

If you elect the "Greater of" death benefit, your Roll-Up benefit base will be eligible for resets. See "GIB Roll-up benefit base and Roll-up to age 85 benefit base reset" earlier in this section.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" earlier in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the Guaranteed minimum death benefits work.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

DROPPING A GUARANTEED BENEFIT

You may drop a Guaranteed benefit from your contract, subject to the following:

..   If you elect to drop a Guaranteed benefit, any other Guaranteed benefit you have elected will be dropped automatically.

..   You may not drop a Guaranteed benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions. For Series C contracts, you may not drop a Guaranteed benefit until the later of: (1) four years from the date we issue the contract, or (2) the contract date anniversary following the first transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program.

..   If you fund a Guaranteed benefit after your contract is issued, you may not drop the benefit until the later of: (1) the expiration of any withdrawal charges in effect under your contract, or (2) the contract date anniversary following the first transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program.

..   If you request to drop a Guaranteed benefit from your contract, you will have to withdraw all your Guaranteed benefit account value or transfer it into the Non-Guaranteed benefit account value. You will no longer be permitted to make any contributions or transfers into the Guaranteed benefit variable investment options either directly or through a Special DCA program.

..   The Guaranteed benefit(s) will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the a Guaranteed benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed benefit charge for the contract year on that date. At that point, you will no longer be charged for the benefit(s).

If you drop a Guaranteed benefit, you will not be permitted to add it to your contract again.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death and income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

                        CONTRACT FEATURES AND BENEFITS

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT
(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. However, for certain Inherited IRAs, if you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to

                        CONTRACT FEATURES AND BENEFITS
   take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you have elected the Return of Principal death benefit or the Annual
    Ratchet to age 85 death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GIB, the "Greater of" death benefit, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you had elected a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Non-Guaranteed benefit account value and the greater of the Guaranteed benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. SINCE THE CONTRACTS ARE NO LONGER AVAILABLE TO NEW PURCHASERS, THIS CANCELLATION PROVISION IS NO LONGER APPLICABLE.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix V to find out what applies in your state.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Guaranteed benefit account value, and (ii) the Non-Guaranteed benefit account value. Your "Guaranteed benefit account value" is the total value you have in: (i) the Guaranteed benefit variable investment options, and (ii) amounts in a Special DCA program designated for the Guaranteed benefit variable investment options. Your "Non-Guaranteed benefit account value" is the total value you have in: (i) the Non-Guaranteed benefit variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Non-Guaranteed benefit variable investment options and the guaranteed interest option. See "What your investment options are under the contract" in "Contract Features and benefits" for a detailed list of the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)mortality and expense risks;

(ii)administrative expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Non-Guaranteed benefit account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Guaranteed benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

..   If you elected the GIB and your Guaranteed benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

..   If your Guaranteed benefit account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your

                       DETERMINING YOUR CONTRACT'S VALUE
contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program. If we exercise this right, and your account values are at risk of falling to zero, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

See Appendix V for any state variations with regard to termination of your contract.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Non-Guaranteed benefit variable investment options or guaranteed interest option can be transferred among the Non-Guaranteed benefit variable investment options. Also, amounts allocated to the Non-Guaranteed benefit variable investment options or the guaranteed interest option can be transferred to the Guaranteed benefit variable investment options through age 75 or, if later, until your first contract date anniversary. Transfers into your Guaranteed benefit account value will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   Amounts invested in the Guaranteed benefit variable investment options can only be transferred among the Guaranteed benefit variable investment options. Transfers out of the Guaranteed benefit variable investment options into the Non-Guaranteed benefit variable investment options or guaranteed interest option are not permitted. However, if the owner elects to cancel a Guaranteed benefit, the entire Guaranteed benefit account value must be withdrawn from the contract or transferred into the Non-Guaranteed benefit variable investment options or guaranteed interest option. See "Dropping a Guaranteed benefit" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed investment option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR GUARANTEED BENEFIT ACCOUNT VALUE, YOU
    CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR GUARANTEED BENEFIT ACCOUNT VALUE. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   For amounts allocated to the Guaranteed benefit variable investment options, you may make a transfer from one Guaranteed benefit variable investment option to another Guaranteed benefit variable investment option as follows:

   -- You may make a transfer within the same category provided the resulting allocation to the receiving Guaranteed benefit variable investment option does not exceed the investment option maximum in place at the time of the transfer.

   -- You can make a transfer from a Guaranteed benefit variable investment option in one category to a Guaranteed benefit variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Guaranteed benefit variable investment option are met. For detailed information regarding these rules, see "Category and investment option limitations" under "Allocating your contributions" in "Contract features and benefits."

   -- You may also request a transfer that would reallocate your account value in the Guaranteed benefit variable investment options based on percentages, provided those percentages are consistent with the category and Guaranteed benefit variable investment option limits in place at the time of the transfer.

   -- In calculating the limits for any transfers among the Guaranteed benefit variable investment options, we use the Guaranteed benefit account value percentages as of the date prior to the transfer.

   -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the total account value being allocated to the guaranteed interest option, based on the total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

   "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form), through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Non-Guaranteed account value among your Non-Guaranteed benefit variable investment options and the guaranteed interest option. Option I allows you to rebalance your Non-Guaranteed benefit account value among the Non-Guaranteed benefit variable investment options. Option II allows you to rebalance your Non-Guaranteed benefit account value among the Non-Guaranteed benefit variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and


(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Non-Guaranteed benefit account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Non-Guaranteed benefit variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Guaranteed benefit variable investment options. For information about rebalancing among the Guaranteed benefit variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits" for more information on rebalancing your Guaranteed benefit account value.

SYSTEMATIC ACCOUNT SWEEP PROGRAM

Under the systematic account sweep program, you may elect to have amounts from the Non-Guaranteed benefit account variable investment options and the guaranteed interest option transferred to the Guaranteed benefit variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC ACCOUNT SWEEP PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Non-Guaranteed benefit account value as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Guaranteed benefit account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Non-Guaranteed benefit account value as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Non-Guaranteed benefit account value as of the date of the transfer. If there are no gains in the Non-Guaranteed benefit account value, a transfer will not occur.

(iv)TRANSFERS THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Non-Guaranteed benefit account value as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Non-Guaranteed benefit account value in excess of a specified percentage. If there are no gains in the Non-Guaranteed benefit account value, a transfer will not occur.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Non-Guaranteed benefit account value, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Guaranteed benefit account value. All subsequent contributions made to the Non-Guaranteed benefit account value will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Non-Guaranteed benefit account value will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Non-Guaranteed benefit account value on the date of the transfer. For this purpose, "gains" is equal to the Non-Guaranteed benefit account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic account sweep program:

..   As noted above, transfers can be made on a quarterly, semi- annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll in the Systematic account sweep program. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits that are applied to the Non-
    Guaranteed benefit account value will not be part of the net contribution amount. The total amount of credit applied to the Non-Guaranteed benefit account value will be considered transferred to the Guaranteed benefit account value first before any earnings are transferred under our Systematic withdrawal program.

..   Each transfer will be pro-rated from all of your investment options in the
    Non-Guaranteed benefit account value, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Non-Guaranteed benefit account value (including any amounts in the Special DCA program that are designated for future transfers to the Non-Guaranteed benefit account value). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Non-Guaranteed benefit account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be prorated from the Non-Guaranteed benefit variable investment options and the guaranteed interest option.

..   All transfers to the Guaranteed benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Non-Guaranteed benefit account value to the
    Guaranteed benefit account value that is not part of the Systematic account sweep program will not terminate the program. Please note, however, that a transfer under Options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic account sweep program in effect at any one time.

..   You can cancel your Systematic account sweep program at any time.

..   Transfers under your Systematic account sweep program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic account sweep program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Non-Guaranteed benefit account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic account sweep program transaction date happen to be on the same Business day, the transfer under the Systematic account sweep program will be processed first. Then, we will process the rebalancing of your Non-Guaranteed benefit account value.

..   If all Guaranteed benefits are dropped after you have funded the Guaranteed benefit account value, your Systematic account sweep program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Guaranteed benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Guaranteed benefit account variable investment options due to any other contribution or transfer restriction, your Systematic account sweep program will be terminated.

..   If you make a contribution to your Non-Guaranteed benefit account value following your first withdrawal from the Guaranteed benefit account value, your Systematic account sweep program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus, as well as Appendix IX for more information.

If you take a withdrawal from the Guaranteed benefit variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Guaranteed benefit variable investment options. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

METHOD OF WITHDRAWAL

                                                              PRE-AGE   LIFETIME
                               AUTO-                           59 1/2   REQUIRED
                               MATIC                            SUB-     MINIMUM
                               PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
        CONTRACT/(1)/          PLANS/(2)/ PARTIAL MATIC/(3)/ EQUAL/(4)/   TION
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NQ                                Yes       Yes      Yes        No         No
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Traditional IRA                   Yes       Yes      Yes        Yes        Yes
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Roth IRA                          Yes       Yes      Yes        Yes        No
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Inherited IRA                     No        Yes      No         No         Yes/(5)/
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QP/(6)/                           Yes       Yes      No         No         No
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(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GIB only.
(3)Available for withdrawals from your Non-Guaranteed benefit variable investment options and guaranteed interest option only.
(4)Not available for contracts with GIB.
(5)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(6)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GIB)

You may take automatic withdrawals from your Guaranteed benefit account value under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

If you take a partial withdrawal from your Guaranteed benefit account value while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

MAXIMUM PAYMENT PLAN

If you elect the GIB and have funded the benefit, the Maximum payment plan is available beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a Roll-up benefit base reset.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Guaranteed benefit account value in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you elect the GIB and have funded the benefit, the Customized payment plan is available beginning in the second year for contracts

                             ACCESSING YOUR MONEY
with a one year waiting period and the sixth contract year for contracts with a five year waiting period. Depending on availability, any of the following five Customized payment plan options may be elected. Please contact your financial professional for which Customized payment plans are currently available. For options that are based on a withdrawal percentage, the specified percentage is applied to the GIB Roll-up benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a Roll-up benefit base reset.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dol- lar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both the Guaranteed benefit account value and the Non-Guaranteed benefit account value: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from the Guaranteed benefit account value. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Non-Guaranteed benefit account value. If in any contract year there is insufficient value in the Non-Guaranteed benefit account value to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Non-Guaranteed benefit account value as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your guaranteed benefit bases, see Appendix VII later in this Prospectus.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. The minimum amount you may withdraw is $300. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Non-Guaranteed benefit variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Non-Guaranteed benefit account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C which has no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Non-Guaranteed benefit account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

                             ACCESSING YOUR MONEY

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GIB automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals." See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Guaranteed benefit account value or the Non-Guaranteed benefit account value. This option is not available if your Total account value is split between the Guaranteed benefit account value and the Non-Guaranteed benefit account value at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount. See "Free withdrawal amount" in "Charges and expenses" later in this Prospectus. You should also be aware that the portion of any withdrawal from the Guaranteed benefit account value that is in excess of the Annual withdrawal amount will reduce your benefit base(s) on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals. If you perform this calculation yourself using any permissible method, even the method we use to calculate the substantially equal withdrawals option, a withdrawal charge may apply as described in "Charges and expenses" later in this Prospectus.

Once you begin to take substantially equal withdrawals, you should or five full not do any of the following until after the later of age 59 1/2 years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or (iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE BENEFIT BASE, AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE GUARANTEED BENEFIT ACCOUNT VALUE.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected one or more Guaranteed benefits, amounts withdrawn from the contract to meet

                             ACCESSING YOUR MONEY

RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Guaranteed Benefit account value and Non-Guaranteed account value are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your Roll-up benefit bases on a dollar for dollar basis. Your Annual Ratchet benefit base is always reduced on a pro rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Guaranteed benefit account value may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Guaranteed benefit account value will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Guaranteed benefit account value made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Guar- anteed benefit variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Guaranteed benefit account value will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals, lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Guaranteed benefit variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Guaranteed benefit variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially

                             ACCESSING YOUR MONEY
equal withdrawals option your Total account value is split between the Guaranteed benefit account value and the Non-Guaranteed benefit account value, your substantially equal withdrawals will be taken on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Guaranteed benefit variable investment options; or

(2)Take the entire withdrawal from the Non-Guaranteed benefit account value, specifying which Non-Guaranteed benefit variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3)Request a certain portion of the withdrawal to be taken from the Guaranteed benefit variable investment options and take the remaining part of the withdrawal from the Non-Guaranteed benefit variable investment options. You must specify the investment options for the Non-Guaranteed benefit account value. The withdrawal from the Guaranteed benefit variable investment options will be taken on a pro rata basis.

For how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Guaranteed benefit account value falls to zero.

..   If you do not elect GIB or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Guaranteed benefit account value is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:


(1)the NYSE is closed or restricts trading,


(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

                             ACCESSING YOUR MONEY

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;


..   any disbursement requested within 30 days of an address change;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; and


..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called annuitization. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract issue date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have a GIB or a Guaranteed minimum death benefit, your contract may have both a Guaranteed benefit account value and a Non-Guaranteed benefit account value. If there is a Guaranteed benefit account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization. You may choose a partial withdrawal of cash value to purchase a life annuity at any time at or before the maturity date, but the guaranteed annuity purchased rates described below will not apply.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. We may offer other payout options not outlined here. Your financial professional can provide details. Please see Appendix V later in this Prospectus for variations that may apply in your state.

The payments that you receive upon annuitization of your Guaranteed benefit account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Non-Guaranteed benefit account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those

                             ACCESSING YOUR MONEY
that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).

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Fixed annuity payout options   .   Life annuity
                               .   Life annuity with period
                                   certain
                               .   Life annuity with refund
                                   certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a Guaranteed income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Guaranteed benefit account value to purchase an annuity payout contract will affect your Guaranteed benefit bases like any other withdrawal. See "How withdrawals are taken from your Total account value" earlier in this section and also the discussion of "Partial annuitization" in "Tax information" for more information.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you do not elect the GIB, or elect the GIB and choose not to fund the guarantee, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an

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election at maturity, we will apply your Non-Guaranteed benefit account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you elect the GIB and fund the guarantee, the following applies on the maturity date:

..   For amounts allocated to your Non-Guaranteed benefit account value, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Guaranteed benefit account value on your maturity date, we will apply the Guaranteed benefit account value to either (a) or (b) below, whichever provides a greater payment:

   (a)a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Guaranteed benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Non-Guaranteed benefit account value, you may select an annuity payout option or take a lump sum payment.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge

..   An administrative charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your con- tract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks. In connection with the Guaranteed benefit variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               0.95%
   Series L:                   1.10%
   Series C:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.30%
   Series CP(R):               0.35%
   Series L:                   0.30%
   Series C:                   0.25%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.20%
   Series CP(R):               0.25%
   Series L:                   0.25%
   Series C:                   0.35%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Non-Guaranteed benefit variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Guaranteed benefit variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic account sweep program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                                                             WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
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                                                                1      2     3     4        5     6    7       8     9      10
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Series B                                                     7%        7%    6%    6%    5%       3%   1%   0%/(a)/  --   --
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Series L                                                     8%        7%    6%    5%    0%/(b)/  --   --   --       --   --
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Series CP(R)                                                 8%        8%    7%    6%    5%       4%   3%   2%       1%   0%/(c)/
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Series C                                                     --/(d)/   --    --    --    --       --   --   --       --   --
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(a)Charge does not apply in the 8th and subsequent contract years following contribution.
(b)Charge does not apply in the 5th and subsequent contract years following contribution.
(c)Charge does not apply in the 10th and subsequent contract years following contribution.
(d)Charge does not apply to Series C contracts.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the

                             CHARGES AND EXPENSES
portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Guaranteed and Non-Guaranteed benefit account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "Guaranteed minimum death benefit and Guaranteed income benefit base" and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not elect a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Non-Guaranteed benefit account value at the beginning of the contract year.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you elect Guaranteed minimum death benefit with your contract, but do not elect the GIB, your free withdrawal amount is equal to 10% of your Non-Guaranteed benefit account value and 10% of your Guaranteed benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount, in connection with the Guaranteed benefit account value, prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Non-Guaranteed benefit account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GIB. With respect to the Non-Guaranteed benefit account value, your free withdrawal amount is 10% of the Non-Guaranteed benefit account value at the beginning of the contract year.

With respect to the Guaranteed benefit account value, the free withdrawal amount is the GIB Roll-up benefit base multiplied by the Annual Roll-up rate in effect on the first day of the contract year.

If you do not fund your GIB until after issue, there is no free withdrawal amount, in connection with the Guaranteed benefit account value, prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Non-Guaranteed benefit account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Guaranteed benefit account value and a contribution into the Non-Guaranteed benefit account value after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Non-Guaranteed benefit account value and the Guaranteed benefit account value, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i)An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

                             CHARGES AND EXPENSES

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

ANNUAL RATCHET DEATH BENEFIT. If you elect the Annual Ratchet death benefit, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.90% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your Roll-Up benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.05%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED INCOME BENEFIT CHARGE. If you elect the GIB, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.90% of the GIB benefit base in effect on each contract date anniversary. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your GIB Roll-up benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.20%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.

For the Annual Ratchet death benefit, "Greater of" death benefit and GIB, we will deduct this charge from your Guaranteed benefit variable investment options on a pro rata basis. If those amounts are insufficient to pay this charge and you have no amounts in the Special DCA program designated for the Guaranteed benefit variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Non-Guaranteed benefit account value.

For the Annual Ratchet death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year:

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Guaranteed benefit account value;

..   you transfer 100% of your Guaranteed benefit account value to the
    Non-Guaranteed benefit account value (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Guaranteed benefit account value (following the dropping of your Guaranteed benefits).

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (for certain variable investment options).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(R) Credit feature, we may

                             CHARGES AND EXPENSES
also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Non-Guaranteed benefit account value is equal to your Non-Guaranteed benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Guaranteed benefit account value is equal to your Guaranteed benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO "ANNUITANT" AND "JOINT ANNUITANT", RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

                           PAYMENT OF DEATH BENEFIT

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

   -- If the Guaranteed minimum death benefit continues, the Roll-up benefit base reset, if applicable, will be based on the surviving spouse's age. The next available reset will continue to be based on the contract issue date.

   -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen, which means:

     . On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your Total account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base WILL NOT BE INCREASED to equal your Total account value.

                           PAYMENT OF DEATH BENEFIT

     . The Guaranteed minimum death benefit will no longer be eligible to increase, other than by the dollar amount of any subsequent contributions to the Guaranteed benefit account by your surviving spouse, and will be subject to pro rata reduction for any subsequent withdrawals.

     . The charge for the Guaranteed minimum death benefit will be discontinued.

     . Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

   -- In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Guaranteed minimum death benefit base on the date of your death, your Total account value WILL BE INCREASED to equal the Guaranteed minimum death benefit base.

The GIB may continue, as follows:


..   If the surviving spouse is the older spouse, GIB and the charge continues with no change.


..   If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, GIB and the charge continue, as follows:

   -- The surviving spouse may contribute and/or transfer money to the Guaranteed benefit variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(R) contracts).

   -- The GIB Roll-up benefit base and the Annual Ratchet benefit base will continue to roll up and ratchet until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

..   If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix V later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the Guaranteed benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

                           PAYMENT OF DEATH BENEFIT

..   The beneficiary may make transfers among the Non-Guaranteed benefit variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Guaranteed benefit variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required mini- mum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Non-Guaranteed benefit variable investment options but no subsequent contributions will be permitted.

..   The Guaranteed benefit variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Guaranteed benefit account value to equal the applicable death benefit if such death benefit is greater than such Guaranteed benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without

                                TAX INFORMATION
life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments" or the beginning of Lifetime GIB payments.)

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the

                                TAX INFORMATION
exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios. Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting

                                TAX INFORMATION
up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series C, Series CP(R) or Series L contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $6,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent

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explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2019 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 "catch-up" contributions ($7,000 for 2019). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   certain death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax

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contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provi-

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sions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which. you turn age 70 1/2

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st -- April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions --"account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the

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end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty before the tax of 10% may apply if you have not reached age 59 1/2 first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2 penalty tax Some of the available exceptions to the pre-age 59 1/2 include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Non-Guaranteed benefit account or the Guaranteed benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Guaranteed benefit account value after starting substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

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CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series C, Series CP(R) or Series L contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds.

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Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions)

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and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income.

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   This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more

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of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e., withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ traditional IRA and Roth IRA contracts, AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts. Please see Appendix V later in this Prospectus to see if AIP is available in your state.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Guaranteed benefit variable investment options will be allocated to corresponding Non-Guaranteed benefit variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Guaranteed benefit account value.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our "business day" is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

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..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying

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funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Total account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

MISSTATEMENT OF AGE


If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract; and
(iii) only the death benefit provided by amounts allocated to the Non-Guaranteed benefits account value will apply.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect, will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix V later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we

                               MORE INFORMATION
could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of

                               MORE INFORMATION
contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the Total account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

                               MORE INFORMATION

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services
CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.
Farmer's Financial Solution


Geneos Wealth Management
Gradient Securities, LLC

H. Beck, Inc.

H.D. Vest Investment Securities, Inc.

Huntleigh Securities Corp.

Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning

Lion Street Financial

LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC
PlanMember Securities Corp.

PNC Investments
Primerica Financial Services, Inc.

Prospera Financial Services

Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Wells Fargo

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70, with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.24 $11.88 $10.98 $10.24 $10.78 $10.66      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,096  1,157  1,119    938    662    223      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.01 $22.96 $20.08 $18.01 $18.56 $17.30  $13.31   $11.45 $11.62 $10.15
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      679    718    720    707    682    676     243      114     58     --
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.39 $14.27 $13.61 $12.81 $12.64 $12.60  $11.51   $11.08 $11.05 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      497    506    517    493    459    371     247      186     88     --
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.31 $27.98 $24.41 $20.06 $21.56 $21.19  $15.43   $13.27 $13.89 $10.59
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,189  6,351  5,995  5,609  4,915  3,765   2,028    1,650    693      1
-----------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.33 $11.74 $11.17 $10.13 $10.59 $10.53      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      585    535    462    433    308    108      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.81 $ 9.21 $ 8.33 $ 6.51 $ 8.89 $10.33      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      332    306    334    175     85     30      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.31 $12.12 $11.14 $10.78 $11.15 $ 9.68      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      586    597    577    439    271     95      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.63 $11.78 $10.82 $10.04 $10.98 $11.15      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,197  3,545  3,940  4,291  4,675  3,292      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.53 $16.81 $14.73 $14.29 $14.29 $13.52  $11.78   $10.53 $11.00 $10.11
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      200    219    244    254    244    250     154      130     89     --
-----------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.05 $13.58 $10.22 $11.14 $11.54 $11.86  $10.60   $ 9.32 $11.25 $10.12
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      478    498    512    556    505    401     277      230     94     --
-----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.89 $16.32 $14.26 $13.19 $13.91 $13.77  $12.22   $11.06 $11.58 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,392  1,433    983    826    628    436     246      220     92     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------------
                                           2018     2017     2016     2015    2014    2013   2012/(A)/  2011    2010   2009
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  19.41 $  21.42 $  19.56 $  17.23 $ 18.19 $ 16.35 $ 12.64   $ 11.00 $11.05 $10.11
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         47       57       61       86      81      83      69        57     14     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  10.05 $  10.28 $  10.08 $   9.93 $ 10.07 $  9.71      --        --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,338    2,537    2,417    1,452     627     120      --        --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  12.72 $  14.45 $  11.65 $  11.59 $ 11.75 $ 11.68      --        --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        751      670      596      552     326     104      --        --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  12.76 $  13.60 $  12.00 $  11.33 $ 11.61 $ 11.43      --        --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        368      387      372      389     348     116      --        --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  10.47 $  12.37 $   9.71 $   9.37 $  9.82 $ 10.83      --        --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,487    2,282    2,023    1,676     960     312      --        --     --     --
----------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  20.50 $  23.68 $  20.82 $  17.62 $ 18.43 $ 17.16 $ 13.20   $ 11.49 $12.68 $10.45
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,317    1,583    1,853    2,116   2,183   2,335   2,340     1,982    892      7
----------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  21.03 $  22.68 $  19.03 $  17.36 $ 17.53 $ 15.77 $ 12.21   $ 10.77 $11.34 $10.23
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      3,082    3,850    4,690    5,165   5,463   5,819   5,955     4,881  2,190     25
----------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  19.97 $  22.97 $  20.44 $  17.18 $ 18.34 $ 17.86 $ 13.17   $ 11.56 $13.09 $10.75
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,413    1,663    1,972    2,272   2,382   2,445   2,588     2,189    969      7
----------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  16.80 $  18.64 $  15.86 $  14.77 $ 15.23 $ 14.74 $ 11.81   $ 10.48 $11.45 $10.23
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        667      718      779      811     835     934     857       824    499      3
----------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  13.75 $  14.54 $  13.41 $  12.82 $ 13.08 $ 12.69 $ 11.31   $ 10.56 $10.96 $10.09
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    129,078  131,075  126,288  113,639  91,852  62,157  23,840    19,416  8,343      7
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  12.92 $  13.53 $  12.69 $  12.25 $ 12.47 $ 12.17 $ 11.16   $ 10.55 $10.84 $10.06
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     65,805   68,930   66,225   57,851  48,006  34,378  13,262    10,951  5,312     --
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  11.33 $  11.64 $  11.31 $  11.14 $ 11.31 $ 11.17 $ 10.84   $ 10.51 $10.57 $ 9.98
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     36,191   40,547   42,959   35,647  29,801  21,710   8,551     6,310  2,755     --
----------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  14.45 $  16.66 $  13.39 $  12.98 $ 13.39 $ 13.34 $ 11.23   $  9.72 $11.20 $10.16
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        242      280      315      348     377     305     227       196    111      2
----------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------------
                                           2018     2017     2016     2015     2014     2013   2012/(A)/  2011    2010    2009
-------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  15.57 $  16.79 $  14.96 $  14.02 $  14.35 $  13.76 $ 11.60   $ 10.57 $ 11.20 $10.16
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    172,934  164,626  146,086  127,820   91,406   46,758   2,705     2,152   1,053      4
-------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  10.78 $  12.83 $  10.29 $  10.41 $  11.02 $  11.91 $ 10.27   $  8.95 $ 10.88 $10.07
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        328      322      306      300      263      165     139       158     109     --
-------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  10.69 $  12.66 $  10.32 $  10.47 $  10.87 $  11.77 $  9.85   $  8.56 $ 10.33 $10.00
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      3,881    4,397    5,345    5,527    5,585    5,422   5,573     4,701   2,034      8
-------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  10.31 $  12.51 $  10.28 $  10.33 $  10.81 $  11.80 $ 10.02   $  8.64 $ 10.41 $ 9.92
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        141      170      203      239      247      226     215       217     154      1
-------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  23.79 $  24.84 $  19.48 $  18.70 $  18.21 $  16.61 $ 12.43   $ 11.07 $ 11.60 $10.28
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        139      164      181      208      185      132      96        91      45     --
-------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  19.13 $  21.52 $  19.15 $  16.82 $  17.75 $  16.03 $ 12.26   $ 10.72 $ 11.41 $10.24
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        365      363      329      290      240      122      85        79      72     --
-------------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  20.13 $  23.52 $  21.21 $  18.27 $  19.19 $  17.53 $ 13.35   $ 11.40 $ 12.71 $10.51
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        181      167      148      124      100       63      36        32      17     --
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  13.55 $  14.42 $  13.15 $  12.65 $  12.93 $  12.71 $ 11.39   $ 10.60 $ 10.98 $10.10
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,547    5,349    5,512    5,429    4,693    3,499   2,090     1,704     759      2
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  14.65 $  15.65 $  14.18 $  13.42 $  13.71 $  13.22 $ 11.46   $ 10.57 $ 11.08 $10.13
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    250,952  258,076  251,896  237,051  202,854  152,548  83,766    70,698  30,229    175
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  15.13 $  16.45 $  14.51 $  13.70 $  14.06 $  13.73 $ 11.61   $ 10.55 $ 11.22 $10.17
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,570    1,688    1,820    2,066    2,195    2,264   2,039     1,991     981     32
-------------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  12.48 $  13.43 $  12.05 $  11.77 $  12.00 $  11.60 $ 10.12   $  9.51      --     --
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    131,809  138,077  135,772  131,091  103,758   67,732   7,488     1,826      --     --
-------------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  25.92 $  28.51 $  23.55 $  21.19 $  22.11 $  21.63 $ 15.86   $ 13.90 $ 14.14 $10.73
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,068      971      916      894      739      579     256       151      77     --
-------------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  17.59 $  17.89 $  14.43 $  14.49 $  14.50 $  14.15 $ 10.31   $  8.67      --     --
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,233    2,537    2,800    3,337    3,541    2,744     914       520      --     --
-------------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.63 $ 16.54 $ 15.24 $ 13.98 $ 14.60 $ 13.93 $ 12.32   $11.22 $11.33 $10.29
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       166     155     169     178     191     159     101       59     45     --
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.67 $ 22.87 $ 20.74 $ 16.82 $ 18.24 $ 18.09 $ 13.41   $11.63 $13.00 $10.57
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61      86      95      99     109     118      91      106     48     --
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 16.07 $ 17.83 $ 15.71 $ 14.54 $ 15.16 $ 14.56 $ 11.96   $10.57 $11.17 $10.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       234     268     292     321     242     134      55       53     21     --
-----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 18.92 $ 19.52 $ 15.46 $ 16.38 $ 17.56 $ 17.92 $ 13.10   $12.21 $13.36 $10.21
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,233   1,211   1,218   1,319   1,315   1,106     768      676    266      2
-----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 24.56 $ 25.65 $ 19.30 $ 18.31 $ 16.63 $ 15.63 $ 12.45   $11.20 $11.00 $10.28
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,561   1,454   1,118     641     561     564     464      462    309     --
-----------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.04 $ 17.36 $ 14.50 $ 13.96 $ 14.52 $ 14.56 $ 11.62   $ 9.86 $10.87 $10.17
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        96     110     121     139     143     144      83       69     41     --
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.20 $ 14.47 $ 12.89 $ 12.58 $ 12.87 $ 12.80 $ 11.33   $10.44 $10.98 $10.13
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,846   3,985   3,907   3,781   3,721   3,186   1,824    1,594    983     60
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 27.51 $ 27.12 $ 21.27 $ 20.03 $ 19.80 $ 17.60 $ 13.35   $11.78 $11.67 $10.27
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,313   1,171   1,153   1,149     900     602     333      259    101     --
-----------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 22.65      --      --      --      --      --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,041      --      --      --      --      --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.04 $ 20.97 $ 19.65 $ 16.88 $ 18.22 $ 16.83 $ 12.38   $11.04 $11.51 $10.36
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,980   4,343   4,386   4,345   3,867   2,942   1,643    1,404    656     --
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 25.28 $ 26.91 $ 21.74 $ 20.31 $ 20.19 $ 18.51 $ 14.23   $12.28 $11.94 $10.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       259     291     291     307     274     189      76       41     19     --
-----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 23.35 $ 25.12 $ 21.13 $ 19.16 $ 19.43 $ 17.56 $ 13.43   $11.77 $11.84 $10.32
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,351   1,213     989     894     630     393     157      104     60     --
-----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.52 $ 10.63 $ 10.62 $ 10.61 $ 10.70 $ 10.59 $ 10.90   $10.71 $10.35 $ 9.92
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    11,732  13,658  13,957  14,039  14,262  14,098  12,569    9,309  4,192     32
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.98 $20.25 $17.97 $16.09 $16.70 $15.42  $12.09   $10.72 $11.34 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       28     32     35     41     41     41      44       40     28     --
-----------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.64 $10.33 $ 7.81 $ 7.21 $ 8.92 $ 9.34      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      394    358    268    165    135     50      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.51 $25.06 $20.98 $19.11 $19.20 $17.22  $13.27   $11.67 $11.61 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,217  5,842  4,944  3,812  2,626  1,611     616      479    236      3
-----------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.40     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,202     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING DIVIDENDS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.60     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,582     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.95     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,004     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.93 $10.23 $ 9.90 $ 9.96 $10.50 $10.54  $10.96   $10.70 $10.36 $ 9.85
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      315    346    394    404    395    348     237      172     73      2
-----------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.54     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      848     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.93 $ 9.98 $10.08 $10.16 $10.25 $10.23  $10.54   $10.57 $10.17 $ 9.89
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,317  5,978  6,304  6,132  6,321  6,263   5,720    4,179  2,244      3
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.34 $13.55 $11.14 $11.04 $11.43 $12.44  $10.38   $ 9.05 $10.41 $10.00
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,472  1,389  1,202  1,095    614    366     139      105     64     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.43 $23.63 $20.29 $17.51 $18.91 $17.59  $13.20   $11.29 $11.64 $10.21
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,277    968    937    957    827    178     110       82     44     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.73     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,355     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.21     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,869     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.10     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,717     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.46     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,690     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.52     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,741     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.81 $24.93 $21.45 $17.88 $18.54 $16.42  $12.25   $10.70 $11.41 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      295    282    272    245    238    246     199      189    114     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $26.47 $27.44 $21.51 $20.50 $19.80 $17.88  $13.67   $12.07 $11.92 $10.39
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,340  1,295  1,094    867    654    434     245      164     78     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.70 $23.02 $20.64 $17.95 $19.03 $17.12  $13.18   $11.46 $11.62 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      891    906    729    623    445    268     119       96     41     --
-----------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.58     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,318     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.75 $16.50 $12.65 $12.57 $12.71 $13.56  $12.09   $10.23 $11.58 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,596  1,255  1,048    981    797    622     278      211     83     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.11     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,074     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $31.80     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      661     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.95     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,552     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.15 $26.56 $23.31 $19.69 $20.54 $19.09  $14.59   $12.63 $13.07 $10.51
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,637  1,585  1,417  1,171    873    560     206      172    100     --
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.03 $ 9.04 $ 9.12 $ 9.24 $ 9.36 $ 9.49  $ 9.61   $ 9.74 $ 9.87 $ 9.99
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,132  4,616  5,367  3,966  2,305  1,534     724      865    312     11
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.96 $21.03 $15.71 $15.91 $15.62 $15.55  $12.47   $10.49 $11.61 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,951  1,739  1,591  1,622  1,226    804     468      410    154     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.33 $10.61 $10.45 $ 9.59 $ 9.95 $ 9.35      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      985    897    665    424    236    101      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.23     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,748     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.90     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    7,146     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.53 $ 9.56 $ 9.51 $ 9.45 $ 9.60 $ 9.73  $ 9.86   $ 9.84 $ 9.96 $ 9.99
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,963  1,700  1,734  1,568  1,378  1,233     850      720    476      6
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.49 $25.70 $22.84 $19.20 $20.38 $19.69  $14.52   $12.73 $13.40 $10.76
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,156  1,092    959    799    577    400     174      154     96      1
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $27.56 $28.39 $21.56 $21.56 $19.82 $18.48  $13.57   $11.56 $11.92 $10.35
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,847  3,557  3,158  2,810  2,063  1,449     700      559    287      3
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $39.66     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,095     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.35 $17.98 $15.38 $15.25 $15.48 $14.86  $12.33   $10.85 $11.75 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     33     28     37     31     38      37       37     14     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.37 $14.30 $12.62 $12.11 $12.33 $11.96  $10.62   $ 9.62     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       16     49     27     37     36     45      38       11     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.63 $14.71 $12.82 $12.27 $12.49 $12.10  $10.60   $ 9.50     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       65     57     62     76     40     41      44       38     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.21 $15.44 $13.31 $12.72 $12.95 $12.52  $10.59   $ 9.35     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       74     59     61     63     61     63      25       11     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.56 $16.04 $13.47 $12.83 $13.06 $12.64  $10.55   $ 9.28     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     29     32     38     36     33      22       14     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.35 $23.00 $19.34 $17.50 $18.03 $17.23  $12.84   $11.36 $12.91 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,169  2,212  2,072  1,980  1,568  1,104     590      512    251      1
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.94 $13.50 $12.71 $11.92 $12.32 $12.07  $12.23   $11.24 $10.90 $10.14
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,365  4,155  3,546  2,881  2,133  1,570     941      704    355      2
-----------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.32 $15.26 $13.63 $12.35 $12.51 $11.52      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,609  1,496  1,351    817    432    202      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.85 $16.65 $15.06 $13.49 $14.57 $14.35  $11.75   $10.32 $10.62     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      664    673    660    684    703    452      80       69     53     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.97 $15.85 $14.65 $13.01 $14.19 $13.74  $12.22   $10.99 $10.87     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,287  2,360  2,369  2,469  2,040  1,127     356      283    144     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.33 $18.19 $17.01 $14.85 $15.83 $14.97  $11.83   $10.49 $10.74     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      375    478    510    559    555    485     384      322     69     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.95 $ 7.74 $ 7.21 $ 8.57 $ 8.82 $ 7.97  $ 7.87   $ 8.98     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       39     42     46     44     38     35      38       21     --     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.24 $ 9.86 $ 9.63 $ 9.81 $ 9.76 $ 9.45  $ 9.41       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       35     38     40     39     39     42      37       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.06 $26.42 $21.07 $20.93 $20.24 $18.96  $13.74       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     12     14     22     11     23      15       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.43 $21.36 $19.97 $17.67 $17.58 $15.83  $12.26   $10.50     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,337  2,569  2,267  1,264    582    378      83       47     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.29 $12.92 $12.33 $11.27 $11.82 $11.79  $11.19   $ 9.69     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,535  1,503  1,405  1,292  1,045    695     207      109     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.97 $18.30 $16.17 $14.48 $15.32 $14.91  $11.76   $10.77 $11.67 $10.39
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      566    584    590    559    470    331     189      150     84     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.45 $23.26 $20.72 $18.77 $20.18 $20.02  $14.80   $13.19 $13.50 $10.67
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      530    512    460    387    253    189     112       95     34     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.61 $12.44 $10.65 $11.08 $12.25 $13.10  $10.60   $ 9.02     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,220  1,327  1,541  1,837  1,962  1,480     525      362     --     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.24 $19.78 $17.34 $16.43 $16.99 $15.68  $12.25   $10.97 $11.66 $10.15
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      443    492    526    560    524    468     363      353    204     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.77 $17.36 $16.49 $14.38 $15.58 $15.49  $14.20   $12.13 $11.67 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,951  4,983  4,604  4,507  4,025  2,746   1,136      819    362      2
-----------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.14 $ 8.10 $ 7.97 $ 6.52 $ 8.51 $ 9.92  $ 9.32   $ 9.27 $11.96 $10.35
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      769    859    895    902    858    758     518      462    220      6
-----------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.51 $21.68 $17.84 $17.56 $17.46 $17.42  $12.31   $11.86 $13.44 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      934    890    836    839    605    485     273      275    162     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.49 $14.24 $13.21 $11.94 $12.28 $11.93  $11.17   $10.06     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,997  3,695  3,072  2,524  1,193    524      96       35     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.55 $17.09 $14.82 $13.35 $13.65 $12.67  $ 9.89   $ 8.70     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      176    199    209    236    266    239     106       87     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.62 $16.30 $13.44 $13.45 $13.26 $12.67  $ 9.36   $ 8.31     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      167    181    193    222    157    127      61       41     --     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.59 $23.20 $19.10 $17.87 $18.11 $16.58  $12.75   $10.87 $11.29 $10.31
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      283    303    299    302    259    224     170      150     59     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.92 $24.10 $19.06 $18.24     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      390    420    381    345     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.88 $ 6.94 $ 6.89 $ 6.08 $ 8.29 $10.33  $12.27   $11.83 $12.96 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,290  1,309  1,391  1,435  1,326  1,125     711      498    164     --
-----------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.64 $14.52 $13.40 $11.99 $12.44 $12.43  $13.55   $11.65 $11.11 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      596    705    742    781    849    780     544      398    244     10
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 2.39 $ 2.32 $ 2.87 $ 3.34 $ 3.56 $ 4.21  $ 5.81   $ 7.05 $ 7.84 $ 9.67
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       36     38     38     38     36     39      58       67     20      1
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $30.81 $33.47 $27.68 $33.17 $32.54 $25.41  $15.29   $11.01 $10.47 $10.09
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      938    994  1,030  1,074    779    499     148      108     39     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.38 $12.50 $ 9.02 $ 7.78 $ 9.80 $10.84  $11.09   $ 9.93 $11.95 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      774    768    664    623    503    406     269      286    158      2
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.09 $13.29 $11.54 $10.91 $11.82 $13.47  $11.10   $ 9.51 $10.79 $10.08
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      399    433    465    503    462    382     239      276    158     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.36 $12.28 $12.21 $12.01 $12.72 $12.66  $12.62   $11.11 $11.35 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,563  5,899  5,998  6,273  5,711  4,423   2,561    2,066    777      3
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.74 $16.35 $13.97 $12.92 $13.99 $14.59  $11.30   $ 9.46 $10.30     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     92    103    113    116    119      82       63     21     --
-----------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.01 $ 8.51 $ 8.80 $ 6.21 $ 9.49 $11.92  $10.95   $10.76 $13.08 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,627  1,828  1,999  1,979  1,980  1,739   1,034      872    327      1
-----------------------------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone(R) Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70, with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.97 $11.64 $10.81 $10.12 $10.70 $10.62      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      119    125    143    146     91     10      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.28 $22.22 $19.51 $17.57 $18.18 $17.02  $13.14   $11.35 $11.57 $10.14
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      101    116    136    140    102     88       4        3      2     --
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.90 $13.81 $13.23 $12.49 $12.38 $12.39  $11.36   $10.98 $10.99 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      169    186    192    205    154     91      36       37     20     --
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.46 $27.07 $23.72 $19.57 $21.11 $20.84  $15.24   $13.15 $13.83 $10.58
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      908  1,017  1,117  1,102    839    458      70       79     43     --
-----------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.06 $11.51 $10.99 $10.01 $10.51 $10.49      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       77     91    104     99     76     30      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.63 $ 9.03 $ 8.20 $ 6.44 $ 8.83 $10.29      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     36     38     19     13      4      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.04 $11.89 $10.96 $10.66 $11.06 $ 9.65      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      102    120    146    129     81     33      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.34 $11.52 $10.62 $ 9.89 $10.86 $11.08      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      379    515    606    726    854    648      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.96 $16.27 $14.31 $13.94 $14.00 $13.29  $11.63   $10.44 $10.95 $10.10
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       15     13     13     13      6     14      13        3      2     --
-----------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.64 $13.14 $ 9.93 $10.87 $11.30 $11.66  $10.47   $ 9.24 $11.20 $10.12
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       39     59     54     57     50     31       2        5      3     --
-----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.34 $15.79 $13.86 $12.86 $13.63 $13.54  $12.07   $10.96 $11.53 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      162    195     76     71     57     42      12        9      2     --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.71 $20.73 $19.00 $16.81 $17.82 $16.07  $12.48   $10.91 $11.00 $10.10
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      2      3      2       1        1      1     --
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.82 $10.08 $ 9.92 $ 9.82 $10.00 $ 9.67      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      581    761    827    612    186     18      --       --     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.42 $ 14.17 $ 11.47 $ 11.46 $ 11.66 $ 11.64      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       121     137     135     142      91      35      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.46 $ 13.33 $ 11.81 $ 11.20 $ 11.52 $ 11.39      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67      66      59      46      77      18      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.22 $ 12.13 $  9.56 $  9.26 $  9.75 $ 10.79      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       537     551     544     552     425     185      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.76 $ 22.91 $ 20.23 $ 17.19 $ 18.05 $ 16.88  $13.04   $11.39 $12.62 $10.44
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      28      38      47      60      50      54       42     17     --
-----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 20.26 $ 21.94 $ 18.49 $ 16.94 $ 17.17 $ 15.51  $12.05   $10.68 $11.29 $10.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        95     117     142     175     179     214     196      173     60     --
-----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.24 $ 22.22 $ 19.85 $ 16.76 $ 17.96 $ 17.56  $13.00   $11.46 $13.03 $10.74
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        33      38      45      58      69      65      65       56     26     --
-----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 16.18 $ 18.04 $ 15.41 $ 14.41 $ 14.92 $ 14.49  $11.66   $10.39 $11.40 $10.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      14      14      14      17      14      13       10     12     --
-----------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.25 $ 14.07 $ 13.03 $ 12.51 $ 12.81 $ 12.48  $11.17   $10.47 $10.91 $10.09
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    13,132  17,274  18,120  18,444  14,966   7,286     780      784    411     --
-----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.45 $ 13.09 $ 12.33 $ 11.95 $ 12.21 $ 11.97  $11.02   $10.45 $10.79 $10.05
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,875   6,802   7,750   7,478   6,059   3,570     546      480    250     12
-----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.91 $ 11.26 $ 10.98 $ 10.87 $ 11.07 $ 10.98  $10.70   $10.42 $10.52 $ 9.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,500   4,393   6,268   6,147   3,631   2,103     516      592    372     --
-----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.92 $ 16.12 $ 13.01 $ 12.67 $ 13.11 $ 13.12  $11.09   $ 9.64 $11.15 $10.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      28      32      27      18       1        1      1     --
-----------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.00 $ 16.25 $ 14.53 $ 13.68 $ 14.05 $ 13.53  $11.45   $10.48 $11.15 $10.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    24,333  29,765  30,365  30,632  22,820  10,023      59       53     40      6
-----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.39 $ 12.42 $ 10.00 $ 10.15 $ 10.79 $ 11.71  $10.14   $ 8.87 $10.83 $10.07
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      26      38      42      29       7       1        1     --     --
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.30 $ 12.25 $ 10.03 $ 10.21 $ 10.65 $ 11.58  $ 9.73   $ 8.49 $10.28 $ 9.99
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72      72      98     115     148     129     160      134     57     --
-----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $  9.94 $ 12.11 $  9.98 $ 10.08 $ 10.59 $ 11.60  $ 9.89   $ 8.57 $10.37 $ 9.92
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      16       9       9       9       5       5       15     35     --
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 22.92 $ 24.03 $ 18.92 $ 18.24 $ 17.84 $ 16.33  $12.27   $10.98 $11.55 $10.27
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      26      30      38      33      16       7       22      1     --
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 18.43 $ 20.82 $ 18.60 $ 16.41 $ 17.39 $ 15.76  $12.10   $10.63 $11.36 $10.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      36      43     569      24      14       3        1     --     --
-----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.39 $ 22.76 $ 20.61 $ 17.82 $ 18.79 $ 17.24  $13.18   $11.30 $12.65 $10.50
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      13      12      13      15       3      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.06 $ 13.95 $ 12.78 $ 12.34 $ 12.66 $ 12.50  $11.24   $10.51 $10.93 $10.09
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       627     714     729     687     480     342      62       66     41     --
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.12 $ 15.14 $ 13.78 $ 13.09 $ 13.42 $ 13.00  $11.32   $10.48 $11.03 $10.12
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    23,772  29,115  30,996  31,612  25,325  12,601   1,252    1,311    792     --
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.58 $ 15.92 $ 14.09 $ 13.37 $ 13.77 $ 13.50  $11.47   $10.46 $11.17 $10.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      42      78      80      80      71      72       82     81     --
-----------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.09 $ 13.06 $ 11.77 $ 11.54 $ 11.81 $ 11.47  $10.04   $ 9.48     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    17,959  25,118  26,435  29,024  23,726  10,356     167       13     --     --
-----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 24.98 $ 27.59 $ 22.88 $ 20.67 $ 21.66 $ 21.27  $15.66   $13.78 $14.08 $10.72
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       365     568     517     241     162     133       6        7     13     --
-----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 17.04 $ 17.39 $ 14.09 $ 14.21 $ 14.27 $ 13.99  $10.23   $ 8.64     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       339     390     465     572     638     396      21       15     --     --
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.06 $ 16.01 $ 14.80 $ 13.63 $ 14.30 $ 13.70  $12.16   $11.13 $11.28 $10.28
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      11      13       9      11       6       2        2      2     --
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 18.96 $ 22.13 $ 20.14 $ 16.41 $ 17.86 $ 17.79  $13.24   $11.53 $12.94 $10.57
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       2       2       3       7       2        5     13     --
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.49 $17.25 $15.27 $14.18 $14.84 $14.32  $11.81   $10.47 $11.12 $10.23
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       27     45     57     86     61     21       2        1     --     --
-----------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.23 $18.89 $15.02 $15.97 $17.20 $17.62  $12.94   $12.10 $13.30 $10.20
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      150    149    163    187    175    143      16       26     10     --
-----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.66 $24.81 $18.75 $17.86 $16.29 $15.37  $12.29   $11.10 $10.95 $10.27
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      155    144    128     84     59     36      14       14     10     --
-----------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.49 $16.80 $14.09 $13.61 $14.22 $14.31  $11.47   $ 9.78 $10.82 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      1      1      1       1        8     10     --
-----------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.71 $14.00 $12.52 $12.27 $12.61 $12.58  $11.19   $10.35 $10.93 $10.13
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      734    799    838    810    604    327     172      181    141      2
-----------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $26.51 $26.24 $20.66 $19.54 $19.39 $17.31  $13.18   $11.68 $11.61 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      412    143    147    152    121     42       5       11      2     --
-----------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.82     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      384     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.35 $20.29 $19.09 $16.46 $17.85 $16.55  $12.22   $10.94 $11.46 $10.36
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      677    734    785    803    616    272      30       43     19     --
-----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.36 $26.04 $21.12 $19.81 $19.78 $18.21  $14.05   $12.18 $11.88 $10.41
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       99    107    110    115    135     95       2        1     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.50 $24.30 $20.52 $18.69 $19.03 $17.27  $13.26   $11.67 $11.78 $10.32
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      123    131    119    134    107     51       3        3     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.14 $10.29 $10.32 $10.35 $10.48 $10.41  $10.77   $10.62 $10.30 $ 9.91
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      706    775    785    682    505    413     408      299    143      6
-----------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.32 $19.60 $17.46 $15.69 $16.35 $15.16  $11.93   $10.63 $11.29 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      2      2      2      2      2       2        2      2     --
-----------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.43 $10.12 $ 7.69 $ 7.13 $ 8.86 $ 9.30      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       79     92     98     67     76     22      --       --     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.66 $24.25 $20.38 $18.64 $18.81 $16.94  $13.10   $11.57 $11.56 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,559  1,730  1,359  1,678  1,173    424     138      144     59     --
-----------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.62     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      571     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING DIVIDENDS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.24     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      416     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.48     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      637     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.57 $ 9.90 $ 9.62 $ 9.72 $10.28 $10.36  $10.82   $10.61 $10.31 $ 9.85
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       25     23     30     28     64     25      17       14      6     --
-----------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.83     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      152     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.57 $ 9.66 $ 9.79 $ 9.91 $10.04 $10.06  $10.41   $10.48 $10.13 $ 9.89
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      131    147    177    224    227    152     131      106     81      6
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.93 $13.11 $10.82 $10.77 $11.20 $12.24  $10.25   $ 8.97 $10.36 $ 9.99
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      400    417    368    321    510     96      11        6      4     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.68 $22.86 $19.71 $17.08 $18.52 $17.30  $13.03   $11.19 $11.59 $10.21
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      149     92     99    125    112     10       8       10      5     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.16     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      520     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.73     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      240     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.84     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      247     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.57     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      283     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.59     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      254     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.06 $24.12 $20.84 $17.44 $18.16 $16.15  $12.10   $10.60 $11.35 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     17     20     19     17     17      12       15     11     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.51 $26.55 $20.90 $19.99 $19.39 $17.58  $13.50   $11.97 $11.86 $10.38
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      166    183    148    150    126     78      15       12      7     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.95 $22.27 $20.05 $17.51 $18.64 $16.84  $13.02   $11.36 $11.56 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      175    186    177    649    338    182       7        9      6     --
-----------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.19     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      620     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.22 $15.96 $12.29 $12.26 $12.45 $13.33  $11.93   $10.14 $11.53 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      228    245    250    259    170     87       7        8      5     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.45     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,164     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $30.64     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      118     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.26     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      293     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.31 $25.70 $22.64 $19.21 $20.11 $18.77  $14.40   $12.52 $13.01 $10.50
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      337    390    732    306    386     90      11       15     15     --
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.71 $ 8.74 $ 8.86 $ 9.01 $ 9.17 $ 9.33  $ 9.49   $ 9.65 $ 9.82 $ 9.98
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      919    597    885    824    577    613     132      430    118     --
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.31 $20.35 $15.26 $15.52 $15.30 $15.29  $12.31   $10.40 $11.55 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      359    827    368    405    284    193      16       14      4     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.08 $10.40 $10.28 $ 9.48 $ 9.88 $ 9.32      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      238    198    159    140     63     42      --       --     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.82     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      473     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.47     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,317     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.18 $ 9.25 $ 9.24 $ 9.21 $ 9.40 $ 9.57  $ 9.73   $ 9.76 $ 9.92 $ 9.98
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      249    242    430    373    394    472     146      547    531     --
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.67 $24.86 $22.18 $18.72 $19.96 $19.36  $14.33   $12.62 $13.34 $10.76
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      449    282    658    203    235    226      15       17     18     --
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $26.56 $27.47 $20.95 $21.03 $19.41 $18.17  $13.40   $11.46 $11.86 $10.34
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      628    978    642    632    489    207      10        7      4     --
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $38.22     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      309     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.76 $17.40 $14.94 $14.87 $15.16 $14.61  $12.17   $10.76 $11.70 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      1      1      1       4        3     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.95 $13.91 $12.32 $11.87 $12.14 $11.82  $10.54   $ 9.58     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      2      3      3      3       1        1     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.20 $14.30 $12.51 $12.03 $12.30 $11.96  $10.52   $ 9.47     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      3     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.76 $15.01 $12.99 $12.47 $12.75 $12.37  $10.51   $ 9.31     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.10 $15.60 $13.15 $12.57 $12.86 $12.49  $10.47   $ 9.24     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        6     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.65 $22.26 $18.78 $17.07 $17.66 $16.94  $12.68   $11.26 $12.85 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      314    359    382    401    294    176      30       35      7     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.47 $13.06 $12.35 $11.63 $12.07 $11.87  $12.07   $11.14 $10.85 $10.13
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      775    810    797    650    454    316      99      103     51     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.94 $14.91 $13.37 $12.17 $12.37 $11.44      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      230    317    285    241     96     41      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.32 $16.12 $14.65 $13.16 $14.28 $14.12  $11.61   $10.24 $10.58     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      165    177    159    127    142     27       6       13      8     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.44 $15.35 $14.24 $12.70 $13.90 $13.52  $12.07   $10.90 $10.83     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      707    777    882    887    684    377     115      107     93     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.74 $17.62 $16.54 $14.50 $15.51 $14.73  $11.68   $10.40 $10.70     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       25     38     41     41     42     29      18       24      7     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.73 $ 7.52 $ 7.04 $ 8.40 $ 8.68 $ 7.88  $ 7.81   $ 8.95     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1     --      1      1      1       1        1     --     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.95 $ 9.59 $ 9.41 $ 9.62 $ 9.60 $ 9.34  $ 9.34       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      1      1      1       1       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.15 $25.56 $20.47 $20.41 $19.82 $18.64  $13.57       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      1      1      2       1       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.72 $20.66 $19.40 $17.23 $17.22 $15.56  $12.11   $10.41     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        6      7      8     11      4      4       2        7     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.90 $12.56 $12.04 $11.05 $11.63 $11.65  $11.10   $ 9.66     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      196    241    327    302    199    119       8       10     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.39 $17.71 $15.71 $14.12 $15.01 $14.66  $11.61   $10.67 $11.61 $10.38
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     40     47     46     46     31       3        5      3     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.74 $22.50 $20.13 $18.31 $19.76 $19.69  $14.61   $13.08 $13.44 $10.66
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       34     37     45     42     30     17       8        7      1     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.24 $12.09 $10.40 $10.86 $12.05 $12.94  $10.52   $ 8.98     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      651    681    722    778    928    678      23       28     --     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.62 $19.14 $16.85 $16.03 $16.64 $15.42  $12.10   $10.88 $11.61 $10.15
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       74     90     95    106     80     40      25       30     17      1
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.16 $16.80 $16.02 $14.02 $15.26 $15.23  $14.02   $12.02 $11.62 $10.29
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,090  1,254  1,327  1,408  1,216    648     159      162     58     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.91 $ 7.84 $ 7.74 $ 6.36 $ 8.34 $ 9.75  $ 9.21   $ 9.19 $11.90 $10.34
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      100    122    137    148    119     70      26       32     20      1
-----------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.77 $20.97 $17.33 $17.13 $17.10 $17.13  $12.15   $11.76 $13.38 $10.56
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      144    148    168    186    117     54       3        6      3     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.07 $13.85 $12.90 $11.70 $12.09 $11.79  $11.08   $10.02     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,049  1,040  1,097  1,087    441    236      16        3     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.06 $16.62 $14.47 $13.09 $13.44 $12.52  $ 9.81   $ 8.67     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       12     16     16     17     21     15       1       --     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.13 $15.85 $13.12 $13.18 $13.05 $12.52  $ 9.29   $ 8.28     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       31     46     44     38     22      8       3        2     --     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.80 $22.45 $18.56 $17.43 $17.74 $16.30  $12.59   $10.78 $11.23 $10.31
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       42     55     59     56     46     25       4        5      1     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.05 $23.32 $18.52 $17.80     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     46     51     44     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.67 $ 6.72 $ 6.70 $ 5.93 $ 8.12 $10.16  $12.12   $11.73 $12.90 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      358    337    355    342    265    169      63       63     31     --
-----------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.14 $14.05 $13.02 $11.69 $12.18 $12.22  $13.37   $11.55 $11.06 $10.04
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      106    127    144    171    193    148      65       61     35     --
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 2.30 $ 2.25 $ 2.79 $ 3.26 $ 3.49 $ 4.14  $ 5.73   $ 6.99 $ 7.81 $ 9.66
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      2      2      2      2       2        2      3     --
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $29.69 $32.39 $26.89 $32.36 $31.87 $24.99  $15.09   $10.91 $10.42 $10.08
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      160    192    221    255    148    129       2        3      1     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.01 $12.09 $ 8.76 $ 7.59 $ 9.60 $10.66  $10.95   $ 9.84 $11.90 $10.29
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      109    135    755    111     94    127       3        5      3     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.69 $12.86 $11.21 $10.64 $11.57 $13.25  $10.96   $ 9.43 $10.74 $10.07
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       80    104    129    191    172     89      52       64     23     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.91 $11.88 $11.86 $11.72 $12.46 $12.45  $12.46   $11.01 $11.30 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,212  1,385  1,599  1,805  1,431    809     215      221     89     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.25 $15.83 $13.59 $12.61 $13.71 $14.36  $11.16   $ 9.38 $10.26     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      2      2      2      2       2        2      1     --
-----------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.79 $ 8.24 $ 8.55 $ 6.06 $ 9.29 $11.72  $10.81   $10.66 $13.02 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      214    257    314    285    277    155      65       72     31     --
-----------------------------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone(R) Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Guaranteed benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------

                                   GUARANTEED MINIMUM DEATH BENEFIT                      GUARANTEED INCOME BENEFIT
                                   --------------------------------                      -------------------------

                                        ANNUAL
          GUARANTEED  RETURN OF       RATCHET TO     ROLL-UP TO                      ANNUAL
END OF     BENEFIT    PRINCIPAL         AGE 85         AGE 85        "GREATER      RATCHET TO
CONTRACT   ACCOUNT      DEATH          BENEFIT        BENEFIT       OF" BENEFIT      AGE 95    GIB ROLL-UP   GIB BENEFIT
 YEAR       VALUE    BENEFIT BASE        BASE           BASE           BASE       BENEFIT BASE BENEFIT BASE     BASE
--------------------------------------------------------------------------------------------------------------------------
   1       $103,000    $100,000/(1)/  $103,000/(2)/  $104,000       $104,000/(5)/   $103,000     $104,000    $104,000/(7)/
--------------------------------------------------------------------------------------------------------------------------
   2       $107,120    $100,000/(1)/  $107,120/(2)/  $108,160       $108,160/(5)/   $107,120     $108,160    $108,160/(7)/
--------------------------------------------------------------------------------------------------------------------------
   3       $113,547    $100,000/(1)/  $113,547/(2)/  $113,547/(4)/  $113,547/(5)/   $113,547     $113,547    $113,547/(7)/
--------------------------------------------------------------------------------------------------------------------------
   4       $120,360    $100,000/(1)/  $120,360/(2)/  $118,089       $120,360/(6)/   $120,360     $118,089    $120,360/(8)/
--------------------------------------------------------------------------------------------------------------------------
   5       $128,785    $100,000/(1)/  $128,785/(2)/  $122,813       $128,785/(6)/   $128,785     $122,813    $128,785/(8)/
--------------------------------------------------------------------------------------------------------------------------
   6       $126,210    $100,000/(1)/  $128,785/(3)/  $127,725       $128,785/(6)/   $128,785     $127,725    $128,785/(8)/
--------------------------------------------------------------------------------------------------------------------------
   7       $128,734    $100,000/(1)/  $128,785/(3)/  $132,834       $132,834/(5)/   $128,785     $132,834    $132,834/(7)/
--------------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%. We
are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

Your applicable death benefit in connection with the Guaranteed benefit variable investment options is equal to the Guaranteed benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL DEATH BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of principal death benefit base is equal to the initial contribution to the Guaranteed ben-efit variable investment options.

ANNUAL RATCHET TO AGE 85 BENEFIT BASE

(2)At the end of contract years 1 through 5, the Annual Ratchet to age 85 benefit base is equal to the current account value.

(3)At the end of contract year 6 through 7, the benefit base is equal to the Annual Ratchet to age 85 benefit base at the end of the prior year since it is higher than the current account value.

ROLL-UP TO AGE 85 BENEFIT BASE

The Annual roll-up rate for the Roll-up to age 85 benefit base is assumed to be the minimum Annual Roll-up rate, which is 4.0%.

(4)At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current account value.

"GREATER OF" DEATH BENEFIT BASE

(5)At the end of contract years 1 through 3 and 7, the benefit base is based on the Roll-Up to age 85 benefit base.

(6)At the end of contract years 4 through 6, the benefit base is based on the Annual Ratchet to age 85 benefit base.

GUARANTEED INCOME BENEFIT

GIB BENEFIT BASE

(7)At the end of contract years 1 through 3, and 7, the benefit base is based on the GIB Roll-Up benefit base.

(8)At the end of contract years 4 through 6, the benefit base is based on the Annual Ratchet to age 95 benefit base.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Non-Guaranteed benefit account value and Guaranteed benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R) and Series C). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Guaranteed benefit variable investment options, and $40,000 is allocated to the Non-Guaranteed benefit variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.21)% and 3.79% for the Series B Guaranteed benefit variable investment options and (2.41)% and 3.59% for the Series B Non-Guaranteed benefit variable investment options; (2.56)% and 3.44% for the Series L Guaranteed benefit variable investment options and (2.76)% and 3.24% for the Series L Non-Guaranteed benefit variable investment options; (2.46)% and 3.54% for the Series CP(R) Guaranteed benefit variable investment options and (2.66)% and 3.34% for the Series CP(R) Non-Guaranteed benefit variable investment options; (2.61)% and 3.39% for the Series C Guaranteed benefit variable investment options and (2.81)% and 3.19% for the Series C Non-Guaranteed benefit variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Guaranteed benefit account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit and GIB and any applicable administrative charge and withdrawal charge.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Guaranteed benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.30% for the Guaranteed benefit variable investment options (for each Series) and of 0.57% for the Non-Guaranteed benefit variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.36% for the Guaranteed benefit variable investment options (for each Series) and 0.30% for the Non-Guaranteed benefit variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Guaranteed benefit variable investment options (for each Series) and 0.24% for the Non-Guaranteed benefit variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                 GUARANTEE
                                                              -------                 ---------

             NON-GUARANTEED  GUARANTEED                                                      NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    39,036  41,436 57,551 61,151 89,587   95,587  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    38,095  42,924 55,111 62,300 86,206   98,224  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    37,177  44,465 52,678 63,447 83,855  101,911  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    36,281  46,061 50,250 64,588 80,532  104,649  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,407  47,714 47,826 65,722 78,233  108,436  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,553  49,427 45,402 66,846 76,956  113,273  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,721  51,202 42,978 67,958 75,699  118,160  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,908  53,040 40,550 69,056 73,458  122,096  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    32,115  54,944 38,117 70,136 70,232  125,080  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,341  56,917 35,676 71,195 67,017  128,112  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,742  67,893 23,273 76,063 51,015  143,956 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    24,526  80,987 10,311 79,827 34,838  160,815 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    21,707  96,606      0 82,595 21,707  179,202       0 131,467       0 159,950 *$7,690     6,398
-----------------------------------------------------------------------------------------------------------
95     30    19,211 115,238      0 84,376 19,211  199,613       0 131,467       0 194,604   7,690 **$11,676
-----------------------------------------------------------------------------------------------------------

(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                 GUARANTEE
                                                              -------                 ---------

             NON-GUARANTEED  GUARANTEED                                                      NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,896  41,296 57,341 60,941 88,237   94,237  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,822  42,634 54,705 61,869 85,527   97,503  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,779  44,015 52,089 62,782 82,868  100,798  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,763  45,441 49,493 63,679 80,256  104,120  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,776  46,914 46,912 64,555 81,688  111,469  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,817  48,434 44,344 65,409 78,161  113,843  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,883  50,003 41,788 66,238 74,671  116,241  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,976  51,623 39,240 67,039 71,215  118,662  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,093  53,296 36,698 67,808 67,791  121,104  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,235  55,022 34,160 68,542 64,395  123,564  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,257  64,533 21,432 71,550 47,689  136,082 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,824  75,687  8,395 73,027 31,219  148,714 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,839  88,769      0 73,024 19,839  161,793       0 131,467       0 159,950 *$7,690     6,398
-----------------------------------------------------------------------------------------------------------
95     30    17,245 104,112      0 71,478 17,245  175,590       0 131,467       0 194,604   7,690 **$11,676
-----------------------------------------------------------------------------------------------------------

(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                 GUARANTEE
                                                              -------                 ---------

             NON-GUARANTEED  GUARANTEED                                                      NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    41,600  41,600 62,400 62,400 96,000   96,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    40,493  42,989 59,742 63,476 92,235   98,466  62,400  63,467  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    39,416  44,425 57,104 64,555 88,520  100,980  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    38,368  45,909 54,484 65,625 85,852  104,535  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    37,347  47,442 51,881 66,685 83,228  108,128  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    36,354  49,027 49,290 67,732 80,644  111,759  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    35,387  50,665 46,711 68,763 78,098  115,428  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    34,446  52,357 44,141 69,776 75,586  119,133  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    33,529  54,105 41,577 70,768 73,106  122,873  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    32,637  55,913 39,017 71,736 70,654  126,649  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    31,769  57,780 36,459 72,677 68,228  130,457  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    27,763  68,096 23,600 76,845 51,363  144,941 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    24,232  80,253 10,386 79,716 34,617  159,969 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    21,172  94,581      0 81,376 21,172  175,958       0 131,467       0 159,950 *$7,690     6,398
-----------------------------------------------------------------------------------------------------------
95     30    18,498 111,467      0 81,807 18,498  193,274       0 131,467       0 194,604   7,690 **$11,676
-----------------------------------------------------------------------------------------------------------

(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                 GUARANTEE
                                                              -------                 ---------

             NON-GUARANTEED  GUARANTEED                                                      NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,876  41,276 57,311 60,911  96,187 102,187  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,784  42,593 54,647 61,808  92,430 104,400  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,722  43,951 52,006 62,688  88,728 106,639  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,690  45,353 49,385 63,550  85,075 108,903  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,687  46,800 46,782 64,390  81,469 111,190  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,712  48,293 44,194 65,206  77,907 113,499  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,765  49,834 41,620 65,996  74,385 115,829  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,844  51,423 39,055 66,755  70,900 118,178  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,950  53,064 36,499 67,481  67,448 120,544  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,080  54,757 33,948 68,169  64,027 122,926  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,055  64,065 21,178 70,923  47,232 134,988 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,590  74,957  8,134 72,093  30,724 147,050 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,586  87,700      0 71,726  19,586 159,426       0 131,467       0 159,950 *$7,690     6,398
-----------------------------------------------------------------------------------------------------------
95     30    16,980 102,610      0 69,750  16,980 172,359       0 131,467       0 194,604   7,690 **$11,676
-----------------------------------------------------------------------------------------------------------

(+)The cash Values shown are equal to the Total account value, less any applicable withdrawal changes.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers.

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-----------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------

CALIFORNIA  See "Your right to cancel within a  If you reside in the state of
            certain number of days" in          California and you are age 60 and
            "Contract features and benefits"    older at the time the contract is
                                                issued, you may return your
                                                Retirement Cornerstone(R) Series
                                                contract within 30 days from the
                                                date that you receive it and
                                                receive a refund as described
                                                below. This is also referred to as
                                                the "free look" period.
                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market variable
                                                investment option (and/or
                                                guaranteed interest option, if
                                                available), the amount of your
                                                refund will be equal to your
                                                contribution, unless you make a
                                                transfer, in which case the amount
                                                of your refund will be equal to
                                                your account value on the date we
                                                receive your request to cancel at
                                                our processing office. This amount
                                                could be less than your initial
                                                contribution. If you allocate any
                                                portion of your initial
                                                contribution to the variable
                                                investment options (other than the
                                                EQ/Money Market variable
                                                investment option), your refund
                                                will be equal to your account
                                                value on the date we receive your
                                                request to cancel at our
                                                processing office.
                                                "RETURN OF CONTRIBUTION" FREE LOOK
                                                TREATMENT AVAILABLE THROUGH
                                                CERTAIN SELLING BROKERS-DEALERS
                                                Certain selling broker-dealers
                                                offer an allocation method
                                                designed to preserve your right to
                                                a return of your contributions
                                                during the free look period. At
                                                the time of application, you will
                                                instruct your financial
                                                professional as to how your
                                                initial contribution and any
                                                subsequent contributions should be
                                                treated for the purpose of
                                                maintaining your free look right
                                                under the contract. Please consult
                                                your financial professional to
                                                learn more about the availability
                                                of "return of contribution" free
                                                look treatment.
                                                If you choose "return of
                                                contribution" free look treatment
                                                of your contract, we will allocate
                                                your entire contribution and any
                                                subsequent contributions made
                                                during the 40 day period following
                                                the Contract Date, to the EQ/Money
                                                Market investment option. In the
                                                event you choose to exercise your
                                                free look right under the
                                                contract, you will receive a
                                                refund equal to your contributions.
                                                If you choose the "return of
                                                contribution" free look treatment
                                                and your contract is still in
                                                effect on the 40th day (or next
                                                Business Day) following the
                                                Contract Date, we will
                                                automatically reallocate your
                                                account value to the invest ment
                                                options chosen on your application.
-----------------------------------------------------------------------------------

                                      V-1

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     Any transfers made prior to the
(CONTINUED)                                    expiration of the 30 day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the Contract
                                               Date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next Business Day) following the
                                               Contract Date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled one
                                               time reallocation, you must call
                                               one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the Contract Date to
                                               cancel.
--------------------------------------------------------------------------------
CONNECTICUT  See "Credits" in "Contract        Credits applied to contributions
             features and benefits" (For       made within one year of death of
             Series CP(R) contracts only)      the owner (or older joint owner,
                                               if applicable) will not be
                                               recovered. However, any
                                               applicable contract withdrawal
                                               charges will continue to apply
                                               to those contributions.

             See "Transfers of ownership,      If you elect the GIB, you may
             collateral assignments, loans     not change ownership or assign
             and borrowing" in "More           the GIB or the contract to an
             information"                      institution (such as business
                                               trusts, corporations, joint
                                               stock associations, part
                                               nerships, limited liability
                                               companies and other legal
                                               entities).
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the third paragraph of this
             contribute to your con tract" in  section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on
             and "Appendix IX"                 contributions is deleted. The
                                               remainder of this section is
                                               unchanged.

             See "Credits" in "Contract        The following information
             features and benefits" (For       replaces the second bullet of
             Series CP(R) contracts only)      the final set of bullets in this
                                               section:
                                               .   You may annuitize your
                                                   contract after twelve
                                                   months, however, if you
                                                   elect to receive annuity
                                                   payments within five years
                                                   of the contract date, we
                                                   will recover the credit that
                                                   applies to any contribution
                                                   made in that five years. If
                                                   you start receiving annuity
                                                   payments after five years
                                                   from the contract date and
                                                   within three years of making
                                                   any contribution, we will
                                                   recover the credit that
                                                   applies to any contribution
                                                   made within the prior three
                                                   years.

             See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Florida, you may cancel your
             "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the greater of the cash
                                               surrender value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.

             See "Withdrawal charge" in        If you are age 65 or older at
             "Charges and expenses"            the time your contract is
                                               issued, the applicable
                                               withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.
--------------------------------------------------------------------------------

                                      V-2

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------
IDAHO          See "Your right to cancel within  If you reside in the state of
               a certain number of days" in      Idaho, you may return your
               "Contract features and benefits"  Retirement Cornerstone(R) Series contract within 20 days from the
                                                 date that you receive it and
                                                 receive a refund of your initial
                                                 contribution.
----------------------------------------------------------------------------------
ILLINOIS       See "Credits" in "Contract        The following information
               features and benefits" (For       replaces the second bullet of
               Series CP(R) contracts only)      the final set of bullets in this
                                                 section:
                                                 .   You may annuitize your
                                                     contract after twelve
                                                     months, however, if you
                                                     elect to receive annuity
                                                     payments within five years
                                                     of the contract date, we
                                                     will recover the credit that
                                                     applies to any contribution
                                                     made in the first five
                                                     years. If you start
                                                     receiving annuity payments
                                                     after five years from the
                                                     contract date and within
                                                     three years of making any
                                                     contribution, we will
                                                     recover the credit that
                                                     applies to any contribution
                                                     made within the prior three
                                                     years.

               See "Selecting an annuity payout  The following sentence replaces
               option" under "Your annuity       the first sentence of the second
               payout options" in "Accessing     paragraph in this section:
               your money"
                                                 You can choose the date annuity
                                                 payments begin but it may not be
                                                 earlier than twelve months from
                                                 your Retirement Cornerstone(R)
                                                 Series contract date.
----------------------------------------------------------------------------------
MARYLAND       See "Free withdrawal amount"      The 10% free withdrawal amount
               under "Withdrawal charge" in      applies to full surrenders.
               "Charges and expenses"
----------------------------------------------------------------------------------
MASSACHUSETTS  See "Annual administrative        The annual administrative charge
               charge" under "Charges that AXA   will not be deducted from
               Equitable deducts" in "Charges    amounts allocated to the
               and expenses"                     guaranteed interest option.
               See "Disability, terminal         This section is deleted in its
               illness or confinement to         entirety.
               nursing home" under "Withdrawal
               charge" in "Charges and expenses"
               See "Appendix IV: Hypothetical    The annuity purchase factors are
               illustrations"                    applied on a unisex basis in
                                                 determining the amount payable
                                                 under a Guaranteed benefit.
----------------------------------------------------------------------------------
MINNESOTA      See "Your right to cancel within  If you reside in the state of
               a certain number of days" in      Minnesota at the time the con
               "Contract features and benefits"  tract is issued, you may return your Retirement Cornerstone(R)
                                                 Series contract within 10 days
                                                 from the date that you receive a
                                                 refund equal to the sum of (a)
                                                 the difference between the
                                                 contributions made and the
                                                 amounts allocated to any
                                                 investment option and (b) the
                                                 Total account value in any
                                                 investment option on the date
                                                 your Retirement Cornerstone(R)
                                                 Series contract is received by
                                                 our processing office or your
                                                 financial professional. Such
                                                 amount will be paid within 10
                                                 days after we receive notice of
                                                 cancellation and the Retirement
                                                 Cornerstone(R) Series contract.

               See "Free withdrawal amount"      The 10% free withdrawal amount
               under "Withdrawal charge" in      applies to full surrenders.
               "Charges and expenses"
----------------------------------------------------------------------------------
MISSISSIPPI    See under "Types of contracts"    Not available in all series.
               on the cover and throughout this
               Prospectus QP (defined
               contribution and defined
               benefit) contracts

               See "How you can purchase and     Additional contributions can
               contribute to your con tract" in  only be made within the first
               "Contract features and benefits"  year after the contract issue
               (Not applicable to Series C       date.
               contracts)
               See "Free withdrawal amount"      The 10% free withdrawal amount
               under "Withdrawal charge" in      applies to full surrenders.
               "Charges and expenses"
----------------------------------------------------------------------------------
MONTANA        See "Appendix IV: Hypothetical    The annuity purchase factors are
               illustrations"                    applied on a unisex basis in
                                                 determining the amount payable
                                                 under a Guaranteed benefit.
----------------------------------------------------------------------------------

                                      V-3

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
NEW YORK  Guaranteed interest option (For   Not available
          Series CP(R) contracts only)

          Investment simplifier --          Not available
          Fixed-dollar option and Interest
          sweep option (For Series CP(R)
          contracts only)

          Roll-up to age 85 benefit base    Not available

          "Greater of" death benefit        Not available
          benefit base

          "Greater of" death benefit        The "Greater of" death benefit
                                            is not available. The only
                                            optional Guaranteed minimum
                                            death benefits available in New
                                            York are the Annual Ratchet and
                                            the Return of Principal
                                            Guaranteed minimum death
                                            benefits.

          Annual Ratchet to age 95 benefit  All references to this feature
          base                              are replaced with Annual Ratchet
                                            to age 90 benefit base.

          Roll-up to age 95 benefit base    All references to this feature
          ("GIB Roll-up benefit base")      are replaced with GIB Roll-up to
                                            age 90 benefit base. If you
                                            elect the GIB, your GIB Roll-up
                                            to age 90 benefit base stops
                                            rolling up on the contract date
                                            anniversary following the
                                            owner's (or older joint owner's,
                                            if applicable) 90th birthday.

          GIB benefit base                  The GIB benefit base is equal to
                                            the greater of the GIB Roll-up
                                            to age 90 benefit base and the
                                            Annual Ratchet to age 90 benefit
                                            base.

          "Indication of Intent" (For       The "Indication of Intent"
          Series CP(R) contracts only)      approach to first year
                                            contributions in connection with
                                            the contribution crediting rate
                                            is not available.

          Issue age if GIB is elected       FOR SERIES B, SERIES L AND
                                            SERIES C CONTRACTS:
                                               Issue age: 45-75

                                            FOR SERIES CP(R) CONTRACTS:
                                               Issue age: 45-70

          See "Guaranteed minimum death     The charge for the Annual
          benefit charge" in "Fee table"    Ratchet death benefit is 0.35%
          and "Annual Ratchet death         and cannot be increased.
          benefit" under "Charges that AXA
          Equitable deducts" in "Charges
          and expenses"

          See "Credits" in "Contract        If the owner (or older joint
          features and benefits" (For       owner, if applicable) dies
          Series CP(R) contracts only)      during the one-year period
                                            following our receipt of a
                                            contribution to which a credit
                                            was applied, we will recover all
                                            or a portion of the amount of
                                            such Credit from the account
                                            value, based on the number of
                                            full months that elapse between
                                            the time we receive the
                                            contribution and the owner's (or
                                            older joint owner's, if
                                            applicable) death, as follows:

                       Number of  Percentage of
                        Months       Credit
                        ------       ------
                           0          100%
                           1          100%
                           2           99%
                           3           98%
                           4           97%
                           5           96%
                           6           95%
                           7           94%
                           8           93%
                           9           92%
                          10           91%
                          11           90%
                          12           89%

                       We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.
----------------------------------------------------------------------------------

                                      V-4

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------
             FEATURES AND
 STATE       BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------
NEW YORK     See "Guaranteed      The GIB Roll-up to age 90 benefit base: There are caps on
(CONTINUED)  minimum death        the GIB Roll-up to age 90 benefit base, which are
             benefit and          percentages of the total contributions.
             Guaranteed income
             benefit base" in
             "Contract features
             and benefits"

                       Issue ages  Cap Amount
                       ----------  ----------
                       55+         no cap on benefit base
                       50-54       350% cap on benefit base
                       45-49       200% cap on benefit base

                                                            The cap is determined by the age of the owner at issue. If the contract is issued at age 55 or greater, there is no cap. If the contract is issued at ages younger than age 55, the cap percentage is set at issue and does not change for the life of the contract, unless there is a reset at age 55 or greater. If there is a reset at age 55 or greater, there is no cap,
                                                            regardless of the age of the owner at issue. The caps for the
                                                            GIB Roll-up to age 90 benefit base are: 200% for ages 45-
                                                            49 and 350% for ages 50-54. Should there be a reset prior
                                                            to age 55, the GIB Roll-up to age 90 benefit base amount
                                                            will be capped at the cap percentage at issue times the
                                                            Guaranteed benefit account value at time of reset, plus all contributions and transfers made to the Guaranteed benefit account value after the reset. Neither a reset nor
                                                            withdrawals will lower the cap amount. The Annual Ratchet
                                                            to age 90 benefit base does not have a cap.
  See "GIB Roll-up benefit base and Roll-up to age 85       Your Roll-up benefit base(s) will automatically reset to
  benefit base reset" under "Guaranteed minimum death       equal the Guaranteed benefit account value, if higher,
  benefit and Guaranteed income benefit base" in "Contract  every three contract years from your contract issue date, up
  features and benefits"                                    to the contract date anniversary following:
                                                            your 85th birthday (for the Annual Ratchet to age 85
                                                               benefit base), or
                                                            your 90th birthday (for the GIB Roll-up to age 90
                                                               benefit base).

  See "How withdrawals affect your Guaranteed benefits"     EFFECT OF WITHDRAWALS ON YOUR GIB BENEFIT BASE
  and "Guaranteed income benefit" in "Contract features     The effect of withdrawals on the GIB Roll-up to age 90
  and benefits"                                             benefit base and the Annual Ratchet to age 90 benefit base is on a pro rata basis during the first contract year.
                                                            Beginning in the second contract year, withdrawals up to
                                                            the Annual withdrawal amount will not reduce the GIB
                                                            Roll-up to age 90 benefit base. Beginning in the second
                                                            contract year, the effect of withdrawals on the Annual
                                                            Ratchet to age 90 benefit base will be on a dollar-for-dollar basis up to the Annual withdrawal amount in each contract
                                                            year. The portion of any withdrawal that causes the sum of all withdrawals in a contract year to exceed the Annual
                                                            withdrawal amount and any other withdrawals in that
                                                            same contract year will reduce the GIB benefit base on a
                                                            pro rata basis.
                                                            Beginning in the first contract year, for withdrawals taken from your Guaranteed benefit account value through the Automatic
                                                            Required Minimum Distribution "RMD" service, the GIB Roll-
                                                            up to age 90 benefit base and Annual Ratchet to age 90
                                                            benefit base will be reduced on a dollar-for-dollar basis.
-----------------------------------------------------------------------------------------------------------------------------

                                      V-5

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-----------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------
NEW YORK                                                           EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)                                                        ANNUAL RATCHET TO AGE 85
                                                                   BENEFIT BASE (IF ELECTED WITH
                                                                   GIB)
                                                                   If you elect the GIB with the
                                                                   Annual Ratchet death benefit,
                                                                   withdrawals will reduce the
                                                                   Annual Ratchet to age 85
                                                                   bene-fit base on a pro rata
                                                                   basis during the first contract
                                                                   year.
                                                                   Beginning in the second
                                                                   contract year, withdrawals will
                                                                   reduce the Annual Ratchet to
                                                                   age 85 benefit base on a
                                                                   dollar-for-dollar basis up to
                                                                   the Annual withdrawal amount in
                                                                   each contract year. The portion
                                                                   of any withdrawal that causes
                                                                   the sum of all withdrawals in a
                                                                   contract year to exceed the
                                                                   Annual withdrawal amount and
                                                                   any other with drawals in that
                                                                   same contract year will reduce
                                                                   the Annual Ratchet to age 85
                                                                   benefit base on a pro rata
                                                                   basis.
                                                                   Beginning in the first contract
                                                                   year, for withdrawals taken
                                                                   from the Guaranteed benefit
                                                                   account value through the
                                                                   Automatic RMD service, the
                                                                   Annual Ratchet to age 85
                                                                   benefit base will be reduced on
                                                                   a dollar-for-dollar basis.
                                                                   EFFECT OF WITHDRAWALS ON YOUR
                                                                   ANNUAL RATCHET TO AGE 85
                                                                   BENEFIT BASE (IF ELECTED
                                                                   WITHOUT THE GIB)
                                                                   If you elect the Annual Ratchet
                                                                   death benefit without the GIB,
                                                                   withdrawals (including any
                                                                   applicable withdrawal charges)
                                                                   will always reduce the Annual
                                                                   Ratchet to age 85 benefit base
                                                                   on a pro rata basis.
             See "75 Day rate lock-in" under "Guaranteed income    If your initial contribution is
             benefit" in "Contract features and benefits"          received within 90 days of the
                                                                   date you sign your application,
                                                                   your initial Annual Roll-up
                                                                   rate will be the greater of the
                                                                   rate in effect on the date of
                                                                   the application or the rate in
                                                                   effect on the date your con
                                                                   tract is issued. If we do not
                                                                   receive your initial
                                                                   contribution within 90 days of
                                                                   the date you sign your
                                                                   application, your initial
                                                                   Annual Roll-up rate will be the
                                                                   rate in effect on the date we
                                                                   issue your contract.

             See "Lifetime GIB payments" under "Guaranteed income  The GIB guarantees annual
             benefit" in "Contract features and benefits"          lifetime payments (''Lifetime
                                                                   GIB payments''), which will
                                                                   begin at the earliest of:
                                                                   (i)the contract date
                                                                      anniversary following the
                                                                      date your Guaranteed benefit
                                                                      account value falls to zero
                                                                      (except as the result of an
                                                                      Excess withdrawal);

                                                                   (ii)the contract date
                                                                       anniversary following your
                                                                       90th birthday; and

                                                                   (iii)your contract's maturity
                                                                        date.

                                                                      Your Lifetime GIB payments
                                                                      are calculated by applying a
                                                                      percentage to your GIB
                                                                      benefit base. If your
                                                                      Guaranteed benefit account
                                                                      value is zero, we will use
                                                                      your GIB benefit base as of
                                                                      the day your account value
                                                                      was reduced to zero. The
                                                                      percentage is based on your
                                                                      age (or for Joint life
                                                                      contracts, the age of the
                                                                      younger spouse), as follows:

       Age              Single Life                    Joint Life
       ---              -----------                    ----------
    Up to 85                4%                            3.25%
      86-90                 5%                             4%
----------------------------------------------------------------------------

                                      V-6

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                                   AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------
NEW YORK     See "The amount applied to purchase an annuity payout   The amount applied to
(CONTINUED)  option" under "Your annuity payout option" in           the annuity benefit is
             "Accessing your money"(Applicable under Series CP(R)    the greater of the cash
             contracts only)                                         value or 95% of what the
                                                                     account value would be
                                                                     if no withdrawal charge
                                                                     applied.

             See "Selecting an annuity payout option" under "Your    The earliest date
             annuity payout option" in "Accessing your money" (For   annuity payments may
             Series CP(R) contracts only)                            begin is 13 months from
                                                                     the issue date.

             See "Annuity maturity date" under "Your annuity payout  Your contract has a
             option" in "Accessing your money"                       maturity date by which
                                                                     you must either take a
                                                                     lump sum withdrawal or
                                                                     select an annuity payout
                                                                     option.

                                                                     FOR SERIES B, SERIES L
                                                                     AND SERIES C CONTRACTS:

                                                                     The maturity date is the
                                                                     contract date
                                                                     anniversary that follows
                                                                     the annuitant's
                                                                     birthday, as follows:

                              Maximum
    Issue Age                 Annuitization age
    ---------                 -----------------
    0-80                      90
    81                        91
    82                        92
    83                        93
    84                        94
    85                        95

                                                                                    FOR SERIES CP(R)
                                                                                    CONTRACTS:

                                                                                    The maturity date is the
                                                                                    contract date
                                                                                    anniversary that follows
                                                                                    the annuitant's 90th
                                                                                    birthday.

                        See "Charges and expenses"                                  Deductions of charges
                                                                                    from the guaranteed
                                                                                    interest option are not
                                                                                    permitted.

                        See "Transfers of ownership, collateral assignments, loans  Collateral assignments
                        and borrowing" in "More information"                        are not limited to the
                                                                                    period prior to the
                                                                                    first contract date
                                                                                    anniversary. You may
                                                                                    assign all or a portion
                                                                                    of the value of your NQ
                                                                                    contract at any time,
                                                                                    pursuant to the terms
                                                                                    described in this
                                                                                    Prospectus.
-------------------------------------------------------------------------------------------------------------
OREGON                  QP contracts                                                Not Available
(Applicable under
Series B, Series L and  Automatic investment program                                Not Available
Series CP(R) contracts
only)                   See "We require that the following types of                 The following is added:
                        communications be on specific forms we provide for that     (18) requests for
                        purpose:" in "Who is AXA Equitable?"                        required minimum
                                                                                    distributions, other
                                                                                    than pursuant to our
                                                                                    automatic RMD service.

                        See "How you can purchase and contribute to your con        Additional contributions
                        tract" in "Contract features and benefits" and              are limited to the first
                        "Appendix IX"                                               year after the contract
                                                                                    issue date only.
                                                                                    Additional contributions
                                                                                    are not permitted to
                                                                                    Series B or Series L
                                                                                    Inherited IRA con-
                                                                                    tracts, even from
                                                                                    properly titled sources.

                        See "Credits" in "Contract features and benefits" (For      The last sentence of the
                        Series CP(R) contracts only)                                first paragraph is
                                                                                    deleted. A credit will
                                                                                    be applied in connection
                                                                                    with a partial
                                                                                    conversion of a
                                                                                    Traditional IRA contract
                                                                                    to a Roth IRA contract.
-------------------------------------------------------------------------------------------------------------

                                      V-7

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
OREGON       See "Lifetime required minimum    The following replaces the last
(CONTINUED)  distribution withdrawals" under   paragraph: We generally will not
             "Withdrawing your account value"  impose a withdrawal charge on
             in "Accessing your money"         minimum distribution withdrawals
                                               even if you are not enrolled in
                                               our automatic RMD service,
                                               except if, when added to a lump
                                               sum withdrawal previously taken
                                               in the same contract year, the
                                               minimum distribution withdrawals
                                               exceed the free withdrawal
                                               amount. In order to avoid a
                                               withdrawal charge in connection
                                               with minimum distribution
                                               withdrawals outside of our
                                               automatic RMD service, you must
                                               notify us using our withdrawal
                                               request form. Such minimum
                                               distribution withdrawals must be
                                               based solely on your contract's
                                               Total account value.

             See "Selecting an annuity payout  You can choose the date annuity
             option" under "Your annuity       payments begin, but it may not
             payout options" in "Accessing     be earlier than seven years from
             your money"                       the Series B contract issue
                                               date, four years from the Series
                                               L contract issue date, or nine
                                               years from the Series CP(R)
                                               contract issue date.

                                               If the payout annuity benefit is
                                               based on the age or sex of the
                                               owner and/or annuitant, and that
                                               information is later found not
                                               to be correct, we will adjust
                                               the payout annuity benefit on
                                               the basis of the correct age or
                                               sex. We will adjust the number
                                               or amount of payout annuity
                                               benefit payments, or any amount
                                               of the payout annuity benefit
                                               payments, or any amount used to
                                               provide the payout annuity
                                               benefit, or any combination of
                                               these approaches. If we have
                                               overpaid you, we will charge
                                               that overpayment against future
                                               payments, while if we have
                                               underpaid you, we will add
                                               additional amounts to future
                                               payments. Our liability will be
                                               limited to the correct
                                               information and the actual
                                               amounts used to provide the
                                               benefits.

             See "Disability, terminal         Items (i) and (iii) under this
             illness, or confinement to        section are deleted in
             nursing home" under "Withdrawal   their entirety.
             charge" in "Charges and expenses"

             See "Misstatement of age" in      The following replaces the first
             "More information"                paragraph:
                                               If the age of any person upon
                                               whose life an optional
                                               Guaranteed minimum death benefit
                                               depends has been misstated, any
                                               benefits will be those which
                                               would have been purchased at the
                                               correct age. Therefore, if an
                                               optional Guaranteed minimum
                                               death benefit rider was elected
                                               by such person, the optional
                                               Guaranteed minimum death benefit
                                               rider will be adjusted based on
                                               the correct age.

             See "Transfers of ownership,      Collateral assignments are not
             collateral assignments, loans     limited to the period prior to
             and borrowing" in "More           the first contract date
             information"                      anniversary. You may assign all
                                               or a portion of the value of
                                               your NQ contract at any time,
                                               pursuant to the terms described
                                               in this Prospectus.
--------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                  Available for direct rollovers
                                               from U.S. source 401(a) plans
                                               and direct transfers from the
                                               same type of U.S. source IRAs.

             QP (Defined Benefit) contracts    Not Available
             (For Series B, Series CP(R) and
             Series L contracts only)

             See "Purchase considerations for  We do not offer Retirement
             a charitable remainder trust"     Cornerstone(R) Series contracts
             under "Owner and annuitant        to charitable remainder trusts
             requirements" in "Contract        in Puerto Rico.
             features and benefits"
             See "How you can contribute to    Specific requirements for
             your contract" in "Contract       purchasing QP contracts in
             features and benefits" and        Puerto Rico are outlined below
             "Appendix IX" (For Series B,      in "Purchase considerations for
             Series CP(R) and Series L         QP (Defined Contribution)
             contracts only)                   contracts in Puerto Rico".
--------------------------------------------------------------------------------

                                      V-8

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  See "Guaranteed income benefit"   Restrictions for the GIB on a
(CONTINUED)  in "Contract features and         Puerto Rico QPDC contract are
             benefits" (For Series B, Series   described below, under "Purchase
             CP(R) and Series L contracts      considerations for QP (Defined
             only)                             Contribution) contracts in
                                               Puerto Rico", and in your
                                               contract.

             See "Lifetime required minimum    This option is not available
             distribution withdrawals" under   with QPDC contracts.
             "Withdrawing your account value"
             in "Accessing your money" (For
             Series B, Series CP(R) and
             Series L contracts only)

             See "Transfers of ownership,      Transfers of ownership of QP
             collateral assignments, loans     contracts are governed by Puerto
             and borrowing" in "More           Rico law. Please consult your
             information" (For Series B,       tax, legal or plan advisor if
             Series CP(R) and Series L         you intend to transfer ownership
             contracts only)                   of your contract.

             "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts  (DEFINED CONTRIBUTION) CONTRACTS
             in Puerto Rico"--this section     IN PUERTO RICO:
             replaces "Appendix I: Purchase    Trustees who are considering the
             considerations for QP             purchase of a Retirement
             contracts" in this Prospectus.    Cornerstone(R) Series QP
             (For Series B, Series CP(R) and   contract in Puerto Rico should
             Series L contracts only)          discuss with their tax, legal
                                               and plan advisors whether this
                                               is an appropriate investment
                                               vehicle for the employer's plan.
                                               Trustees should consider whether
                                               the plan provisions permit the
                                               investment of plan assets in the
                                               QP contract, the Guaranteed
                                               income benefit, and the payment
                                               of death benefits in accordance
                                               with the requirements of Puerto
                                               Rico income tax rules. The QP
                                               contract and this Prospectus
                                               should be reviewed in full, and
                                               the following factors, among
                                               others, should be noted.

                                               LIMITS ON CONTRACT OWNERSHIP:
                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee, no further
                                                   contributions may be made to
                                                   the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.
--------------------------------------------------------------------------------


                                      V-9

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    .   As mentioned above, if a new
(CONTINUED)                                        employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GIB and must continue to
                                                   hold the supplementary
                                                   contract for the duration of
                                                   the GIB payments.

                                               PLAN TERMINATION:
                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.

                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               .   AXA Equitable is a U.S.
                                                   insurance company, therefore
                                                   distributions under the NQ
                                                   contract could be subject to
                                                   United States taxation and
                                                   withholding on a "taxable
                                                   amount not determined" basis.
--------------------------------------------------------------------------------

                                     V-10

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
PUERTO RICO   Tax information -- special rules  Income from NQ contracts we
(CONTINUED)   for NQ contracts                  issue is U.S. source. A Puerto
                                                Rico resident is subject to U.S.
                                                taxation on such U.S. source
                                                income. Only Puerto Rico source
                                                income of Puerto Rico residents
                                                is excludable from U.S.
                                                taxation. Income from NQ
                                                contracts is also subject to
                                                Puerto Rico tax. The calculation
                                                of the taxable portion of
                                                amounts distributed from a con-
                                                tract may differ in the two
                                                jurisdictions. Therefore, you
                                                might have to file both U.S. and
                                                Puerto Rico tax returns, showing
                                                different amounts of income from
                                                the contract for each tax
                                                return. Puerto Rico generally
                                                provides a credit against Puerto
                                                Rico tax for U.S. tax paid.
                                                Depending on your personal
                                                situation and the timing of the
                                                different tax liabilities, you
                                                may not be able to take full
                                                advantage of this credit.
                                                We require owners or
                                                beneficiaries of annuity
                                                contracts in Puerto Rico which
                                                are not individuals to document
                                                their status to avoid 30% FATCA
                                                withholding from U.S.-source
                                                income.
---------------------------------------------------------------------------------
RHODE ISLAND  See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Rhode Island at the time the
              "Contract features and benefits"  contract is issued, you may return your Retirement Corner
                                                stone(R) Series contract within
                                                20 days from the date that you
                                                receive it and receive a refund
                                                of your contribution.
---------------------------------------------------------------------------------
TEXAS         See "Annual administrative        The annual administrative charge
              charge" in "Charges and expenses" will not be deducted from amounts allocated to the
                                                Guaranteed interest option.

              See "How you can purchase and     The $2,500,000 limitation on the
              contribute to your contract" in   sum of all contributions under
              "Contract features and benefits"  all AXA Equitable annuity accumulation contracts with the
                                                same owner or annuitant does not
                                                apply.

              See "Disability, terminal         There is no 12 month waiting
              illness or confinement to         period following a con-tribution
              nursing home" in "Charges and     for the Six Month Life
              expenses" (For Retirement         Expectancy Waiver. The
              Cornerstone(R) Series B, Series   withdrawal charge can be waived
              L, and Series CP(R) only)         even if the condition begins
                                                within 12 months of the
                                                remittance of the con-tribution.
---------------------------------------------------------------------------------
WASHINGTON    See "Guaranteed interest option"  The guaranteed interest option
              under "What are my investment     is not available. All references
              options under the contract" in    to the guaranteed interest
              "Contract features and benefits"  option throughout this
                                                Prospectus should be disregarded.

              See "Investment simplifier"       Investment simplifier -- Fixed
              under "Dollar cost averaging" in  dollar option and Interest sweep
              "Contract features and benefits"  option are not available.

              See "Guaranteed minimum death     The "Greater of" death benefit
              benefits" under "Death benefit"   is not available. The only
              in "Contract features and         optional Guaranteed minimum
              benefits"                         death benefits available in
                                                Washington are the Annual
                                                Ratchet to age 85 and the Return
                                                of Principal Guaranteed minimum
                                                death benefits.

              See "Guaranteed benefit charges"  The charge for the Annual
              under "Charges and expenses"      Ratchet death benefit is 0.35%.
---------------------------------------------------------------------------------

                                     V-11

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
WASHINGTON   See "How withdrawals affect your  EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)  Guaranteed benefits" in           GIB BENEFIT BASE
             "Contract features and benefits"  The effect of withdrawals on both the GIB Roll-up benefit
                                               base and the Annual Ratchet to
                                               age 95 benefit base is on a pro
                                               rata basis during the first
                                               contract year. Beginning in the
                                               second contract year, the effect
                                               of withdrawals on the Annual
                                               Ratchet to age 95 benefit base
                                               will be on a dollar- for-dollar
                                               basis up to the Annual
                                               withdrawal amount in each
                                               contract year. The portion of
                                               any withdrawal that causes the
                                               sum of all withdrawals in a
                                               contract year to exceed the
                                               Annual withdrawal amount and any
                                               other withdrawals in that same
                                               contract year will reduce the
                                               Annual Ratchet to age 95 benefit
                                               base on a pro rata basis.

                                               Beginning in the first contract
                                               year, for withdrawals taken from
                                               your Guaranteed benefit account
                                               value through the automatic
                                               Required Minimum Distribution
                                               "RMD" withdrawal program, the
                                               GIB Roll-up benefit base and
                                               Annual Ratchet to age 95 benefit
                                               base will be reduced on a
                                               dollar- for-dollar basis.
                                               EFFECT OF WITHDRAWALS ON YOUR
                                               ANNUAL RATCHET TO AGE 85 BENEFIT
                                               BASE (IF ELECTED WITH GIB)

                                               If you elect the GIB with the
                                               Annual Ratchet death benefit,
                                               withdrawals will reduce the
                                               Annual Ratchet to age 85 benefit
                                               base on a pro rata basis during
                                               the first contract year.
                                               Beginning in the second contract
                                               year, withdrawals will reduce
                                               the Annual Ratchet to age 85
                                               benefit base on a
                                               dollar-for-dollar basis up to
                                               the Annual withdrawal amount in
                                               each contract year. The portion
                                               of any withdrawal that causes
                                               the sum of all withdrawals in a
                                               contract year to exceed the
                                               Annual withdrawal amount and any
                                               other withdrawals in that same
                                               contract year will reduce the
                                               Annual Ratchet to age 85 benefit
                                               base on a pro rata basis.

                                               Beginning in the first contract
                                               year, for withdrawals taken from
                                               the Guaranteed benefit account
                                               value through the automatic
                                               Required Minimum Distribution
                                               withdrawal pro- gram, the Annual
                                               Ratchet to age 85 benefit base
                                               will be reduced on a
                                               dollar-for-dollar basis.

                                               EFFECT OF WITHDRAWALS ON YOUR
                                               ANNUAL RATCHET TO AGE 85 BENEFIT
                                               BASE (IF ELECTED WITHOUT THE GIB)

                                               If you elect the Annual Ratchet
                                               death benefit without the GIB,
                                               withdrawals (including any
                                               applicable withdrawal charges)
                                               will always reduce the Annual
                                               Ratchet to age 85 benefit base
                                               on a pro rata basis.

             See "Free withdrawal amount"      The 10% free withdrawal amount
             under "Withdrawal charge" in      applies to full surrenders.
             "Charges and expenses"

             See "Disability, terminal         The owner (or older joint owner,
             illness, or confinement to        if applicable) has qualified to
             nursing home" in "Charges and     receive Social Security
             expenses"                         disability benefits as certified
                                               by the Social Security
                                               Administration or a statement
                                               from an independent U.S.
                                               licensed physician stating that
                                               the owner (or older joint owner,
                                               if applicable) meets the
                                               definition of total disability
                                               for at least 6 continuous months
                                               prior to the notice of claim.
                                               Such disability must be
                                               re-certified every 12 months.
--------------------------------------------------------------------------------

                                     V-12

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in

"Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Guaranteed benefit variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Non-Guaranteed benefit account value.) The examples show the effect of withdrawals on the Annual Ratchet to age 95 benefit base used to calculate the GIB benefit base. Also, the examples are based on the Annual Roll-up rate shown below and assumes that the GIB Roll-up/(1)/ benefit base does not reset.

MAXIMUM PAYMENT

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB            PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL     BASE WITHDRAWN           BENEFIT BASE
--------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 6      5.40%           $127,260          $6,872           5.40%                  $ 93,128
--------------------------------------------------------------------------------------------------
 7      5.20%           $127,260          $6,618           5.20%                  $ 86,510
--------------------------------------------------------------------------------------------------
 8      4.70%           $127,260          $5,981           4.70%                  $ 80,529
--------------------------------------------------------------------------------------------------
 9      6.00%           $127,260          $7,636           6.00%                  $ 72,894
--------------------------------------------------------------------------------------------------
 10     7.30%           $127,260          $9,290           7.30%                  $ 63,604
--------------------------------------------------------------------------------------------------

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by 4.00%.

--------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB            PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL     BASE WITHDRAWN           BENEFIT BASE
--------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,090           4.00%                  $ 94,910
--------------------------------------------------------------------------------------------------
 7      5.20%           $128,151          $5,126           4.00%                  $ 89,784
--------------------------------------------------------------------------------------------------
 8      5.40%           $129,688          $5,188           4.00%                  $ 84,596
--------------------------------------------------------------------------------------------------
 9      6.00%           $131,504          $5,260           4.00%                  $ 79,336
--------------------------------------------------------------------------------------------------
 10     7.30%           $134,134          $5,365           4.00%                  $ 73,971
--------------------------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED PERCENTAGE BELOW ROLL-UP RATE (1% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,090/(a)/         4.00%/(a)/             $ 94,910
-----------------------------------------------------------------------------------------------------
 7      5.20%           $128,151          $5,382              4.20%                  $ 89,527
-----------------------------------------------------------------------------------------------------
 8      5.40%           $129,432          $5,695              4.40%                  $ 83,832
-----------------------------------------------------------------------------------------------------
 9      6.00%           $130,726          $6,536              5.00%                  $ 77,296
-----------------------------------------------------------------------------------------------------
 10     7.30%           $132,034          $8,318              6.30%                  $ 68,978
-----------------------------------------------------------------------------------------------------

(a)In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,981/(a)/         4.70%                  $ 94,019
-----------------------------------------------------------------------------------------------------
 7      6.00%           $127,260          $6,999/(b)/         5.50%                  $ 87,020
-----------------------------------------------------------------------------------------------------
 8      5.40%           $127,896          $6,906/(a)/         5.40%                  $ 80,113
-----------------------------------------------------------------------------------------------------
 9      5.20%           $127,896          $6,651/(a)/         5.20%                  $ 73,463
-----------------------------------------------------------------------------------------------------
 10     7.30%           $127,896          $7,034/(b)/         5.50%                  $ 66,428
-----------------------------------------------------------------------------------------------------

(a)In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(b)In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,981/(a)/         4.70%                  $ 94,019
-----------------------------------------------------------------------------------------------------
 7      5.20%           $127,260          $6,618/(a)/         5.20%                  $ 87,401
-----------------------------------------------------------------------------------------------------
 8      5.40%           $127,260          $6,872/(a)/         5.40%                  $ 80,529
-----------------------------------------------------------------------------------------------------
 9      6.00%           $127,260          $7,000              5.50%                  $ 73,529
-----------------------------------------------------------------------------------------------------
 10     7.30%           $127,895          $7,000              5.50%                  $ 66,529
-----------------------------------------------------------------------------------------------------

(a)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.5% FROM BOTH YOUR GUARANTEED BENEFIT ACCOUNT VALUE AND YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Non-Guaranteed benefit account value. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

-----------------------------------------------------------------------------------------------------------------------------
                                                            ADDITIONAL WITH-
                                         WITHDRAWAL FROM    DRAWAL FROM NON-
                  BEGINNING OF YEAR GIB GUARANTEED BENEFIT GUARANTEED BENEFIT PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE    ACCOUNT VALUE      ACCOUNT VALUE        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------------------------------
 1      4.80%           $100,000              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 2      4.30%           $104,800              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 3      5.20%           $109,306              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 4      5.40%           $114,990              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 5      5.00%           $121,200              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 6      4.70%           $127,260              $5,981             $1,018               5.50%                  $ 94,019
-----------------------------------------------------------------------------------------------------------------------------
 7      5.20%           $127,260              $6,618             $  382               5.50%                  $ 87,401
-----------------------------------------------------------------------------------------------------------------------------
 8      5.40%           $127,260              $6,872             $  127               5.50%                  $ 80,529
-----------------------------------------------------------------------------------------------------------------------------
 9      6.00%           $127,260              $6,999             $    0               5.50%                  $ 73,530
-----------------------------------------------------------------------------------------------------------------------------
 10     7.30%           $127,896              $7,034             $    0               5.50%                  $ 66,496
-----------------------------------------------------------------------------------------------------------------------------

(1)The examples reflect the effect on both Roll-up benefit bases.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

-----------------------------------------------------------------------------------------------------------------------------

                                                    GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                    -------------------------          --------------------------------

                                                   ANNUAL                        RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE    WITHDRAWAL  BASE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
-----------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
-----------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000    $    0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
-----------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120    $    0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
-----------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547    $    0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
-----------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360    $    0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
-----------------------------------------------------------------------------------------------------------------------------
    5        7.0%   $128,785    $    0    4.0%    $128,785   $122,813   $128,785 $100,000   $128,785   $122,813    $128,785
-----------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which equals $4,913
 Year 6    (5.0)%   $122,346    $4,913    4.0%    $123,615   $122,813   $123,615 $ 95,985   $123,615   $122,813    $123,615
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%   $122,346    $7,000    4.0%    $121,417   $120,717   $121,417 $ 94,279   $121,417   $120,717    $121,417
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,829

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up rate.


..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Guaranteed benefit account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985.


                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase.


..   The GIB BENEFIT BASE is equal to $123,615 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Guaranteed benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Guaranteed benefit account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417.


..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717.

..   The GIB BENEFIT BASE is equal to $121,417 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #2

This example assumes the Annual Ratchet to age 95 benefit base is LESS THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

-----------------------------------------------------------------------------------------------------------------------------

                                                    GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                    -------------------------          --------------------------------

                                                   ANNUAL                        RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE    WITHDRAWAL  RATE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
-----------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
-----------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000   $     0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
-----------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120   $     0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
-----------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547   $     0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
-----------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360   $     0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
-----------------------------------------------------------------------------------------------------------------------------
    5      (7.0)%   $111,935   $     0    4.0%    $120,360   $122,813   $122,813 $100,000   $120,360   $122,813    $122,813
-----------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,913
 Year 6      5.0%   $117,532   $ 4,913    4.0%    $115,329   $122,813   $122,813 $ 95,820   $115,329   $122,813    $122,813
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                      $ 4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6      5.0%   $117,532   $ 7,000    4.0%    $113,191   $120,631   $120,631 $ 94,044   $113,191   $120,631    $120,631
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                      $ 4,825

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount.


..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 4.180% of the Guaranteed benefit account value ($4,913 divided by $117,532 = 4.180%), each benefit base would be reduced by 4.180%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $4,180 (4.180% x $100,000) = $95,820.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,031 (4.180% x $120,360) = $115,329.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase.


..   The GIB BENEFIT BASE is equal to $122,813 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.956% of the Guaranteed benefit account value ($7,000 divided by $117,532 = 5.956%), each benefit base would be reduced by 5.956%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.776% of the Guaranteed benefit account value ($2,087 divided by $117,532 = 1.776%), the Roll-up benefit bases would be reduced by 1.776%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,956 (5.956% x $100,000) = $94,044.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,169 (5.956% x $120,360) = $113,191.


..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,182 (1.776% x $122,813) = $120,631.

..   The GIB BENEFIT BASE is equal to $120,631 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,825 [4% (the assumed Annual Roll-up rate) x $120,631 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #3

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------------

                                                       GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                       -------------------------          --------------------------------

                                                      ANNUAL                        RETURN OF   ANNUAL
                      GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
              ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
   END OF       NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
CONTRACT YEAR RETURN    VALUE    WITHDRAWAL  RATE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
--------------------------------------------------------------------------------------------------------------------------------
      0                $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
--------------------------------------------------------------------------------------------------------------------------------
      1        3.0%    $103,000    $    0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
--------------------------------------------------------------------------------------------------------------------------------
      2        4.0%    $107,120    $    0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
--------------------------------------------------------------------------------------------------------------------------------
      3        6.0%    $113,547    $    0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
--------------------------------------------------------------------------------------------------------------------------------
      4        6.0%    $120,360    $    0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
--------------------------------------------------------------------------------------------------------------------------------
      5        7.0%    $128,785    $    0    4.0%    $128,785   $122,813   $128,785 $100,000   $128,785   $122,813    $128,785
--------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws Annual withdrawal amount, which equals $4,913
   Year 6      5.0%    $135,224    $4,913    4.0%    $130,311   $130,311   $130,311 $ 96,367   $130,311   $130,311    $130,311
--------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                          $5,212

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
   Year 6      5.0%    $135,224    $7,000    4.0%    $128,224   $128,224   $128,224 $ 94,823   $128,224   $128,224    $128,224
--------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                          $5,129

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount.


..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Guaranteed benefit account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367.


..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106. The Annual Ratchet benefit bases are equal to the greater of the Guaranteed Benefit account value after withdrawal ($130,311 = $135,224 - $4,913) and the Annual Ratchet benefit bases ($124,106) as of the last contract date anniversary. Hence, the Annual Ratchet benefit bases are $130,311.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to the
    Guaranteed benefit account value after withdrawal ($130,311) as it is higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount ($122,813) on the sixth contract date anniversary.

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The GIB BENEFIT BASE is equal to $130,311 (equal to the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,212 [4% (the assumed Annual Roll-up rate) x $130,311 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Guaranteed benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Guaranteed benefit account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.


..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118. The Annual Ratchet benefit bases are equal to the greater of the Guaranteed Benefit account value after withdrawal ($128,224 = $135,224 - $7,000) and the Annual Ratchet benefit bases ($122,118) as of the last contract date anniversary. Hence, the Annual Ratchet benefit bases are $128,224.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916. The
    Roll-up benefit bases are equal to the Guaranteed benefit account value after withdrawal ($128,224) as it is higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount ($120,916) on the sixth contract date anniversary.

..   The GIB BENEFIT BASE is equal to $128,224 (equal to the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (the assumed Annual Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #4

This example assume the Annual Ratchet to age 95 benefit base is LESS THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------

                                                  GUARANTEED INCOME BENEFIT         GUARANTEED MINIMUM DEATH BENEFIT
                                                  -------------------------         --------------------------------

                                                   ANNUAL                     RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO   GIB             PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   ROLL-UP    GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT   WITHDRAWAL ROLL-UP  BENEFIT   BENEFIT  BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE      AMOUNT    RATE      BASE     BASE     BASE      BASE       BASE       BASE        BASE
--------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000  $100,000 $100,000 $100,000   $100,000   $100,000    $100,000
--------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000    $    0    4.0%    $103,000  $104,000 $104,000 $100,000   $103,000   $104,000    $104,000
--------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120    $    0    4.0%    $107,120  $108,160 $108,160 $100,000   $107,120   $108,160    $108,160
--------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547    $    0    4.0%    $113,547  $113,547 $113,547 $100,000   $113,547   $113,547    $113,547
--------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360    $    0    4.0%    $120,360  $118,089 $120,360 $100,000   $120,360   $118,089    $120,360
--------------------------------------------------------------------------------------------------------------------------
    5      (7.0)%   $111,935    $    0    4.0%    $120,360  $122,813 $122,813 $100,000   $120,360   $122,813    $122,813
--------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws Annual withdrawal amount, which equals $4,913
 Year 6     10.0%   $123,128    $4,913    4.0%    $115,558  $122,813 $122,813 $ 96,010   $115,558   $122,813    $122,813
--------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6     10.0%   $123,128    $7,000    4.0%    $113,518  $120,731 $120,731 $ 94,315   $113,518   $120,731    $120,731
--------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,829

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount.


..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract Year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 3.990% of the Guaranteed benefit account value ($4,913 divided by $123,128 = 3.990%), each benefit base would be reduced by 3.990%.

At the end of Contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $3,990 (3.990% x $100,000) = $96,010.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $4,802 (3.990% x $120,360) = $115,558.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase.

..   The GIB BENEFIT BASE is equal to $122,813 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

..   The GIB BENEFIT BASE is equal to $123,615 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.685% of the Guaranteed benefit account value ($7,000 divided by $123,128 = 5.685%), each benefit base would be reduced by 5.685%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.695% of the Guaranteed benefit account value ($2,087 divided by $123,128 = 1.695%), the Roll-up benefit bases would be reduced by 1.695%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,685 (5.685% x $100,000) = $94,315.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $6,842 (5.685% x $120,360) = $113,518.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,082 (1.695% x $122,813) = $120,731.

..   The GIB BENEFIT BASE is equal to $120,731 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,731 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #5

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. This example further assumes a subsequent contribution in contract year

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

4. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with one additional contribution, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------
                                                              GUARANTEED INCOME BENEFIT
                  -          -            -                   -------------------------

                                                               ANNUAL
                  GUARANTEED                                 RATCHET TO   GIB
END OF    ASSUMED  BENEFIT                           ASSUMED   AGE 95   ROLL-UP    GIB
CONTRACT    NET    ACCOUNT                           ROLL-UP  BENEFIT   BENEFIT  BENEFIT
 YEAR     RETURN    VALUE    CONTRIBUTION WITHDRAWAL  RATE      BASE     BASE     BASE
------------------------------------------------------------------------------------------
   0               $100,000                                   $100,000  $100,000 $100,000
------------------------------------------------------------------------------------------
   1        3.0%   $103,000    $     0      $    0    4.0%    $103,000  $104,000 $104,000
------------------------------------------------------------------------------------------
   2        4.0%   $107,120    $     0      $    0    4.0%    $107,120  $108,160 $108,160
------------------------------------------------------------------------------------------
   3        6.0%   $113,547    $     0      $    0    4.0%    $113,547  $113,547 $113,547
------------------------------------------------------------------------------------------
   4        6.0%   $130,960    $10,000      $    0    4.0%    $130,960  $128,489 $130,960
------------------------------------------------------------------------------------------
   5        7.0%   $140,127    $     0      $    0    4.0%    $140,127  $133,629 $140,127
------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,945
 Year 6   (5.0)%   $133,121                 $5,345    4.0%    $134,501  $133,629 $134,501
------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:            $5,345

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
 Year 6   (5.0)%   $133,121                 $7,000    4.0%    $132,759  $131,968 $132,759
------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:            $5,279

---------------------------------------------------
              GUARANTEED MINIMUM DEATH BENEFIT
              --------------------------------

          RETURN OF   ANNUAL
          PRINCIPAL RATCHET TO ROLL-UP TO "GREATER
END OF      DEATH     AGE 85     AGE 85   OF" DEATH
CONTRACT   BENEFIT   BENEFIT    BENEFIT    BENEFIT
 YEAR       BASE       BASE       BASE      BASE
---------------------------------------------------
   0      $100,000   $100,000   $100,000  $100,000
---------------------------------------------------
   1      $100,000   $103,000   $104,000  $104,000
---------------------------------------------------
   2      $100,000   $107,120   $108,160  $108,160
---------------------------------------------------
   3      $100,000   $113,547   $113,547  $113,547
---------------------------------------------------
   4      $110,000   $130,960   $128,489  $130,960
---------------------------------------------------
   5      $110,000   $140,127   $133,629  $140,127
---------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,945
 Year 6   $105,584   $134,501   $133,629  $134,501
---------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
 Year 6   $104,216   $132,759   $131,968  $132,759
---------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:


..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution plus any subsequent contribution to the Guaranteed benefit variable investment options.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary increased by any subsequent contribution made since the last contract date anniversary.


..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus any subsequent contribution made since the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate plus any prorated roll-up of a subsequent contribution). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount.

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,345 (the assumed Annual Roll-up rate (4%) x ($133,629 the GIB Roll-up benefit).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $5,345 equals 4.015% of the Guaranteed benefit account value ($5,345 divided by $133,121 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $110,000 (benefit base as of the last contract date anniversary) - $4,416 (4.015% x $110,000) = $105,584.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $140,127 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,626 (4.015% x $140,127) = $134,501.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to the
    Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount as follows: $133,629 (the Roll-up benefit bases as of the last contract date anniversary) + the Annual Roll-up amount [the assumed Annual Roll-up rate (4%) x $133,629 (the Roll-up benefit bases as of the last contract date anniversary)] - $5,345 (the Annual withdrawal amount) = $133,629.

                                     VII-7

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The GIB BENEFIT BASE is equal to $134,501 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,345 [4% (the assumed Annual Roll-up rate) x ($133,629
- $10,000) (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.258% of the Guaranteed benefit account value ($7,000 divided by $133,121 = 5.258%), each benefit base would be reduced by 5.258%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,345 (the Annual withdrawal amount) = $1,655 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.243% of the Guaranteed benefit account value ($1,655 divided by $133,121 = 1.243%), the Roll-up benefit bases would be reduced by 1.243%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $110,000 (benefit base as of the last contract date anniversary) - $5,784 (5.258% x $110,000) = $104,216.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $140,127 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,368 (5.258% x $140,127) = $132,759.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $133,629 (the Roll-up benefit bases as of the last contract date anniversary) - $1,661 (1.243% x $133,629) = $131,968.

..   The GIB BENEFIT BASE is equal to $132,759 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,279 [4% (the assumed Annual Roll-up rate) x ($131,968) (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-8

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Contract variations

--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have be available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix V earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

THE VARIATIONS BELOW APPLY TO CONTRACTS ISSUED BETWEEN DECEMBER 2009 AND FEBRUARY 2010.


--------------------------------------------------------------------------------
 FEATURE/BENEFIT                        VARIATION
--------------------------------------------------------------------------------
Guaranteed income benefit (GIB)         The fee for this benefit was 0.80% at
                                        issue. If the GIB Roll-up benefit base
                                        resets, we reserve the right to
                                        increase the charge up a maximum charge
                                        of 1.10%.

"Greater of" death benefit              The fee for this benefit was 0.80% at
                                        issue. If the Roll-up to age 85 benefit
                                        base resets, we reserve the right to
                                        increase the charge up a maximum charge
                                        of 0.95%.

How withdrawals affect your guaranteed  Withdrawals affect your Roll-up benefit
benefits                                bases as follows:
                                        .   A withdrawal from your Guaranteed
                                            benefit account value in the first
                                            five contract years will reduce
                                            your GIB Roll-up benefit base and
                                            Roll-up to age 85 benefit base on
                                            pro rata basis.

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            not reduce your GIB Roll-up benefit
                                            base.

                                        .   Beginning in the sixth contract
                                            year and until age 86, if your
                                            Lifetime GIB payments have not
                                            begun, withdrawals up to your
                                            Annual withdrawal amount will not
                                            reduce your Roll-up to age 85
                                            benefit base.

                                        .   Beginning at age 86, withdrawals
                                            will reduce your Roll-up to age 85
                                            benefit base on a dollar-for-
                                            dollar basis up to your Annual
                                            withdrawal amount.

                                        .   A withdrawal in excess of your
                                            Annual withdrawal amount will
                                            always reduce your Roll-up benefit
                                            base(s) on a pro rata basis. This
                                            means that once a withdrawal is
                                            taken that causes the sum of the
                                            withdrawals from the Guaranteed
                                            benefit account value to exceed the
                                            Annual withdrawal amount, that
                                            portion of the withdrawal that
                                            exceeds the Annual withdrawal
                                            amount and any subsequent
                                            withdrawals from the Guaranteed
                                            benefit account value in that
                                            contract year will reduce the
                                            Roll-up benefit bases on a pro rata
                                            basis.

                                        Please remember that the GIB Roll-up
                                        benefit base is only one component of
                                        the GIB benefit base: the GIB benefit
                                        base is equal to the greater of the GIB
                                        Roll-up benefit base and the Annual
                                        Ratchet to age 95 benefit base.
                                        Accordingly, withdrawals can affect
                                        your GIB benefit base, as follows:

                                        .   A withdrawal from your Guaranteed
                                            benefit account value in the first
                                            five contract years will reduce
                                            your GIB benefit base on a pro rata
                                            basis. In other words, such a
                                            withdrawal reduces both your GIB
                                            Roll-up and Annual Ratchet to age
                                            95 benefit bases on a pro rata
                                            basis.

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            not reduce your GIB benefit base,
                                            provided your GIB Roll-up benefit
                                            base is greater than your Annual
                                            ratchet to age 95 benefit base at
                                            the time of the withdrawal.
                                            Withdrawals always reduce your
                                            Annual Ratchet to age 95 benefit
                                            base on a pro rata basis.

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            reduce your GIB benefit base, if
                                            your Annual ratchet to age 95
                                            benefit base is greater than your
                                            GIB Roll-up benefit base at the
                                            time of the withdrawal. This is
                                            true even though your GIB Roll-up
                                            benefit base was not reduced by the
                                            withdrawal. Withdrawals always
                                            reduce your Annual Ratchet to age
                                            95 benefit base on a pro rata basis.
--------------------------------------------------------------------------------


                                    VIII-1

                      APPENDIX VIII: CONTRACT VARIATIONS

-----------------------------------------------------------------------------------
 FEATURE/BENEFIT                         VARIATION
-----------------------------------------------------------------------------------
How withdrawals affect your guaranteed   .   A withdrawal in excess of your
benefits (cont.)                             Annual withdrawal amount will
                                             always reduce your GIB benefit base
                                             on a pro rata basis. In other
                                             words, such a withdrawal reduces
                                             both your GIB Roll-up and Annual
                                             Ratchet to age 95 benefit bases on
                                             a pro rata basis.

Annual withdrawal amount                 (APPLICABLE PRIOR TO THE BEGINNING OF
                                         LIFETIME GIB PAYMENTS)

                                         Your Annual withdrawal amount is
                                         calculated on the first day of each
                                         contract year, and is equal to:

                                         .   the Annual Roll-up rate in effect
                                             at the time, multiplied by

                                         .   the GIB Roll-up benefit base as of
                                             the most recent contract date
                                             anniversary less any transfers
                                             (other than amounts representing a
                                             credit) and contributions to the
                                             Guaranteed benefit variable
                                             investment options, either directly
                                             or through a Special DCA program
                                             made in any of the prior four years.

                                            Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, you may withdraw up
                                            to your Annual withdrawal amount
                                            without reducing your GIB Roll-up
                                            benefit base.

                                         Beginning in the sixth contract year
                                         until age 86, if your Lifetime GIB
                                         payments have not begun, with drawals
                                         up to your Annual withdrawal amount
                                         will not reduce your Roll-up to age 85
                                         benefit base.

                                         Beginning at age 86, withdrawals will
                                         reduce your Roll-up to age 85 benefit
                                         base on a dollar-for- dollar basis up
                                         to your Annual withdrawal amount.

                                         A withdrawal from your Guaranteed
                                         benefit account value in the first five
                                         contract years, will reduce the Roll-up
                                         benefit bases on a pro rata basis. A
                                         withdrawal in excess of your Annual
                                         withdrawal amount will always reduce
                                         the Roll-up benefit bases on a pro rata
                                         basis. This is referred to as an
                                         "Excess withdrawal".

Example of how your Annual withdrawal    ANNUAL WITHDRAWAL AMOUNT. Assume you
Amount; Annual Roll-up amount and        make a contribution of $200,000 and
annual benefit base adjustment; and the  allocate $100,000 to your Guaranteed
effect of an Excess withdrawal is        benefit variable investment options and
calculated.                              $100,000 to your Non-Guaranteed benefit
                                         variable investment options at issue.
                                         At the beginning of contract year
                                         three, assume you transfer $5,000 to
                                         your Guaranteed benefit variable
                                         investment options. Also assume that
                                         your Annual Roll-up rate is 4% in each
                                         contract year. Accordingly, your GIB
                                         Roll-up benefit base on your fifth
                                         contract date anniversary is $127,290.

                                         The GIB Roll-up benefit base of $127,
                                         290 is calculated as follows:

                                         You start with $100,000 allocated to
                                         the Guaranteed benefit variable
                                         investment options:

                                            -- The first Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $104,000;

                                            -- The second Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $108,160;

                                            -- Your $5,000 transfer from your
                                               Non-Guaranteed benefit account
                                               value increases your GIB Roll-up
                                               benefit base to $113,160;

                                            -- The third Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $117,686;

                                            -- The fourth Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $122,394; and

                                            -- The fifth Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $127,290.

                                         Your Annual withdrawal amount as of the
                                         beginning of contract year six is equal
                                         to $4,892, calculated as follows:

                                         .   4% (YOUR CURRENT ANNUAL ROLL-UP
                                             RATE) MULTIPLIED BY

                                         $122,290 ($127,290 - $5,000) (YOUR GIB
                                         ROLL-UP BENEFIT BASE AS OF YOUR MOST
                                         RECENT CONTRACT DATE ANNIVERSARY MINUS
                                         THE AMOUNT OF YOUR TRANSFERS AND/OR
                                         CONTRIBUTIONS TO THE GUARANTEED BENEFIT
                                         VARIABLE INVESTMENT OPTIONS IN ANY OF
                                         THE PRIOR FOUR CONTRACT YEARS) EQUALS
                                         .   $4,892.

                                         ANNUAL ROLL-UP AMOUNT AND ANNUAL
                                         BENEFIT BASE ADJUSTMENT. Further assume
                                         that during contract year six (on the
                                         146th day of the contract year), you
                                         make a contribution of $10,000 to your
                                         Guaranteed benefit variable investment
                                         options, making your current GIB
                                         Roll-up benefit base $137,290. Also
                                         assume that you withdraw your full
                                         Annual withdrawal amount of $4,892
                                         during contract year six.

                                         On your sixth contract date
                                         anniversary, your Annual Roll-up amount
                                         is equal to $440, calculated as follows:
                                         .   4% (YOUR CURRENT ANNUAL ROLL-UP
                                             RATE) MULTIPLIED BY
-----------------------------------------------------------------------------------


                                    VIII-2

                      APPENDIX VIII: CONTRACT VARIATIONS

-----------------------------------------------------------------------------------------------------
 FEATURE/BENEFIT                         VARIATION
-----------------------------------------------------------------------------------------------------
Example of how your Annual withdrawal    .   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST
Amount; Annual Roll-up amount and            RECENT CONTRACT DATE ANNIVERSARY) PLUS
annual benefit base adjustment; and the
effect of an Excess withdrawal is        .   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE
calculated. (cont.)                          CONTRIBUTION: $10,000 X 4% X 219/365 = $240) MINUS

                                         .   $4,892 (THE ANNUAL WITHDRAWAL AMOUNT, WHICH WAS
                                             WITHDRAWN)

                                         .   EQUALS $440

                                         Your adjusted GIB Roll-up benefit base is $137,730.

                                         EFFECT OF AN EXCESS WITHDRAWAL. In contract year six,
                                         assume instead that you make a withdrawal of $7,892
                                         (including any applicable withdrawal charges). This would
                                         result in an Excess withdrawal of $3,000 because your
                                         Annual withdrawal amount is only $4,892 ($7,892 - $4,892 =
                                         $3,000). Further, assume that your Guaranteed benefit
                                         account value at the time of this withdrawal is $100,000.
                                         As described earlier in this section, Excess withdrawals
                                         reduce your GIB Roll-up benefit base on a pro rata basis.
                                         Accordingly, your GIB Roll-up benefit base is reduced by
                                         $4,119 at the time of the withdrawal, calculated as follows:
                                         .   $137,290 (YOUR CURRENT GIB ROLL-UP BENEFIT BASE:
                                             $127,290 + $10,000) MULTIPLIED BY
                                         .   3% (THE PERCENTAGE OF YOUR CURRENT GUARANTEED BENEFIT
                                             ACCOUNT VALUE THAT WAS WITHDRAWN) EQUALS
                                         .   $4,119.

                                         On your sixth contract date anniversary, your adjusted GIB
                                         Roll-up benefit base is $133,611, calculated as follows:
                                         .   $133,171 (YOUR GIB ROLL-UP BENEFIT BASE ADJUSTED TO
                                             REFLECT THE EXCESS WITHDRAWAL: $137,290 - $4,119 =
                                             $133,171) PLUS
                                         .   $440 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS
                                         .   $ 133,611

Customized payment plan                  If you elect the GIB and have funded the benefit, the
                                         Customized payment plan is available beginning in the sixth or later contract year. Currently, any of the following
                                         five Customized payment plan options can be elected. For
                                         options that are based on a withdrawal percentage, the
                                         specified percent age is applied to the GIB Roll-up benefit base as of the most recent contract date anniversary less
                                         any transfers (other than amounts representing a credit)
                                         and contributions to the Guaranteed benefit variable
                                         investment options, either directly or through a Special
                                         DCA program, made in any of the prior four years.
-----------------------------------------------------------------------------------------------------

                                    VIII-3

                      APPENDIX VIII: CONTRACT VARIATIONS

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                       NQ
------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B, SERIES L &
                             SERIES C)
                         .   0-70 (FOR SERIES CP(R))
------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly and $300 quarterly
                             under the automatic investment
                             program
------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of
                             contract value in a tax-deferred
                             exchange under Section 1035 of the
                             Internal Revenue Code.
------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE  .   You may make subsequent
CONTRACT/(1)/                contributions to the Guaranteed
                             benefit account value through age
                             75, or if later, until the first
                             contract date anniversary. However,
                             once you make a withdrawal from
                             your Guaranteed benefit account
                             value, subsequent contributions to
                             your Guaranteed benefit account
                             value will no longer be permitted.
                         .   You may make subsequent
                             contributions to your
                             Non-Guaranteed benefit account
                             value through age 86 or, if later,
                             until the first contract date
                             anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent
                             contributions to your
                             Non-Guaranteed benefit account
                             value and your Guaranteed benefit
                             account value through age 71 or, if
                             later, until the first contract
                             date anniversary. However, once you
                             make a withdrawal from your
                             Guaranteed benefit account value,
                             subsequent contributions to your
                             Guaranteed benefit account value
                             will no longer be permitted.
------------------------------------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                       TRADITIONAL IRA
-----------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L & SERIES C)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under
                             the automatic investment program
-----------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from
                             403(b) plans, qualified plans and
                             governmental employer 457(b) plans.
                         .   Rollovers from another traditional
                             individual retirement arrangement.
                         .   Direct custodian-to-custodian transfers
                             from another traditional individual
                             retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to
CONTRACT/(1)/                the Guaranteed benefit account value
                             through age 75, or if later, until the
                             first contract date anniversary.
                             However, once you make a withdrawal from
                             your Guaranteed benefit account value,
                             subsequent contributions to your
                             Guaranteed benefit account value will no
                             longer be permitted.
                         .   You may make subsequent contributions to
                             your Non-Guaranteed benefit account
                             value through age 86 or, if later, until
                             the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to
                             your Non-Guaranteed benefit account
                             value and your Guaranteed benefit
                             account value through age 71 or, if
                             later, until the first contract date
                             anniversary. However, once you make a
                             withdrawal from your Guaranteed benefit
                             account value, subsequent contributions
                             to your Guaranteed benefit account value
                             will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must
                             be net of required minimum
                             distributions; you also cannot make
                             regular IRA contributions after age
                             701/2.
                         .   Although we accept regular IRA
                             contributions (limited to $6,000 for
                             2019) under traditional IRA contracts,
                             we intend that the contract be used
                             primarily for rollover and direct
                             transfer contributions.
                         .   Subsequent catch-up contributions of up
                             to $1,000 per calendar year where the
                             owner is at least age 50 but under age
                             70 1/2 at any time during the calendar
                             year for which the contribution is made.
-----------------------------------------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                         ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L & SERIES C)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Guaranteed benefit
CONTRACT/(1)/                account value through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from your Guaranteed benefit account value, subsequent
                             contributions to your Guaranteed benefit account value will no longer be permitted.
                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value and your Guaranteed benefit account value through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $6,000 for
                             2019) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
 CONTRACT TYPE           ROTH IRA)
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70 (FOR SERIES B, SERIES L & SERIES C)
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Guaranteed benefit account value through age 71, or if later, until the first contract date anniversary. However, once you make a withdrawal from your Guaranteed benefit account value, subsequent
                             contributions to your Guaranteed benefit account value will no longer be permitted.
                         .   You may make subsequent contributions to the Non-Guaranteed benefit account value through age 86 or, if later, until the first contract date anniversary (SERIES B AND SERIES L), or through age 71 or, if later, until the first contract date anniversary (SERIES C).
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
-----------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

--------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                       QP
--------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
--------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
--------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
--------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Guaranteed benefit
CONTRACT/(1)/                account value and the Non-Guaranteed benefit account value through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.
                         .   You may make subsequent contributions to the Non-Guaranteed benefit account value through age 76, or if later, until the first contract date anniversary.
                         FOR SERIES L:
                         .   You may make subsequent contributions to the Guaranteed benefit account value through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from your Guaranteed benefit account value, subsequent
                             contributions to your Guaranteed benefit account value will no longer be permitted.
                         .   You may make subsequent contributions to the Non-Guaranteed benefit account value through age 76, or if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value and your Guaranteed benefit account value through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
--------------------------------------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

See "Tax information" earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" earlier in this Prospectus. Please review your contract for information on contribution limitations.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                     PAGE

Who is AXA Equitable?                                 2

Unit Values                                           2

Custodian                                             2

Independent Registered Public Accounting Firm         2

Distribution of the Contracts                         2

Financial Statements                                  2

Condensed Financial Information                Appendix I


HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE
ACCOUNT NO. 70 dated May 1, 2019.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #646200

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2019


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2019. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


           TABLE OF CONTENTS

           Who is AXA Equitable?                                   2

           Unit Values                                             2

           Custodian                                               2

           Independent Registered Public Accounting Firm           2

           Distribution of the Contracts                           2

           Financial Statements                                    2

           Condensed Financial Information                Appendix I



             Copyright 2019 AXA Equitable Life Insurance Company.

 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.


        Retirement Cornerstone Series 1.0, 11.0 ADV and 11.0 National All
                                                                  #646200

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.


CUSTODIAN


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $466,293,494 in 2018, $480,771,028 in 2017 and $507,645,857 in 2016, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $7,262,669, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Advisors a fee of $0 in 2018, $0 in 2017 and $0 in 2016. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541 in 2016. Of these amounts, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2018.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.01 $22.96 $20.08 $18.01 $18.56 $17.30  $13.31   $11.45 $11.62 $10.15
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      679    718    720    707    682    676     243      114     58     --
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.39 $14.27 $13.61 $12.81 $12.64 $12.60  $11.51   $11.08 $11.05 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      497    506    517    493    459    371     247      186     88     --
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.31 $27.98 $24.41 $20.06 $21.56 $21.19  $15.43   $13.27 $13.89 $10.59
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,189  6,351  5,995  5,609  4,915  3,765   2,028    1,650    693      1
-----------------------------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.53 $16.81 $14.73 $14.29 $14.29 $13.52  $11.78   $10.53 $11.00 $10.11
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      200    219    244    254    244    250     154      130     89     --
-----------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.05 $13.58 $10.22 $11.14 $11.54 $11.86  $10.60   $ 9.32 $11.25 $10.12
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      478    498    512    556    505    401     277      230     94     --
-----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.89 $16.32 $14.26 $13.19 $13.91 $13.77  $12.22   $11.06 $11.58 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,392  1,433    983    826    628    436     246      220     92     --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.41 $21.42 $19.56 $17.23 $18.19 $16.35  $12.64   $11.00 $11.05 $10.11
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       47     57     61     86     81     83      69       57     14     --
-----------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.50 $23.68 $20.82 $17.62 $18.43 $17.16  $13.20   $11.49 $12.68 $10.45
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,317  1,583  1,853  2,116  2,183  2,335   2,340    1,982    892      7
-----------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.03 $22.68 $19.03 $17.36 $17.53 $15.77  $12.21   $10.77 $11.34 $10.23
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,082  3,850  4,690  5,165  5,463  5,819   5,954    4,881  2,190     25
-----------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.97 $22.97 $20.44 $17.18 $18.34 $17.86  $13.17   $11.56 $13.09 $10.75
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,413  1,663  1,972  2,272  2,382  2,445   2,588    2,189    969      7
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.80 $18.64 $15.86 $14.77 $15.23 $14.74  $11.81   $10.48 $11.45 $10.23
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      667    718    779    811    835    934     857      824    499      3
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------------
                                           2018     2017     2016     2015     2014     2013   2012/(A)/  2011    2010    2009
-------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  13.75 $  14.54 $  13.41 $  12.82 $  13.08 $  12.69 $ 11.31   $ 10.56 $ 10.96 $10.09
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    129,078  131,075  126,288  113,639   91,852   62,157  23,840    19,416   8,343      7
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  12.92 $  13.53 $  12.69 $  12.25 $  12.47 $  12.17 $ 11.16   $ 10.55 $ 10.84 $10.06
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     65,805   68,930   66,225   57,851   48,006   34,378  13,262    10,951   5,312     --
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  11.33 $  11.64 $  11.31 $  11.14 $  11.31 $  11.17 $ 10.84   $ 10.51 $ 10.57 $ 9.98
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     36,191   40,547   42,959   35,647   29,801   21,710   8,551     6,310   2,755     --
-------------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  14.45 $  16.66 $  13.39 $  12.98 $  13.39 $  13.34 $ 11.23   $  9.72 $ 11.20 $10.16
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        242      280      315      348      377      305     227       196     111      2
-------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  15.57 $  16.79 $  14.96 $  14.02 $  14.35 $  13.76 $ 11.60   $ 10.57 $ 11.20 $10.16
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    172,934  164,626  146,086  127,820   91,406   46,758   2,705     2,152   1,053      4
-------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  10.78 $  12.83 $  10.29 $  10.41 $  11.02 $  11.91 $ 10.27   $  8.95 $ 10.88 $10.07
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        328      322      306      300      263      165     139       158     109     --
-------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  10.69 $  12.66 $  10.32 $  10.47 $  10.87 $  11.77 $  9.85   $  8.56 $ 10.33 $10.00
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      3,881    4,397    5,345    5,527    5,585    5,422   5,573     4,701   2,034      8
-------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  10.31 $  12.51 $  10.28 $  10.33 $  10.81 $  11.80 $ 10.02   $  8.64 $ 10.41 $ 9.92
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        141      170      203      239      247      226     215       217     154      1
-------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  23.79 $  24.84 $  19.48 $  18.70 $  18.21 $  16.61 $ 12.43   $ 11.07 $ 11.60 $10.28
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        139      164      181      208      185      132      96        91      45     --
-------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  19.13 $  21.52 $  19.15 $  16.82 $  17.75 $  16.03 $ 12.26   $ 10.72 $ 11.41 $10.24
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        365      363      329      290      240      122      85        79      72     --
-------------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  20.13 $  23.52 $  21.21 $  18.27 $  19.19 $  17.53 $ 13.35   $ 11.40 $ 12.71 $10.51
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        181      167      148      124      100       63      36        32      17     --
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  13.55 $  14.42 $  13.15 $  12.65 $  12.93 $  12.71 $ 11.39   $ 10.60 $ 10.98 $10.10
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,547    5,349    5,512    5,429    4,693    3,499   2,090     1,704     759      2
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  14.65 $  15.65 $  14.18 $  13.42 $  13.71 $  13.22 $ 11.46   $ 10.57 $ 11.08 $10.13
-------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    250,952  258,076  251,896  237,051  202,854  152,548  83,766    70,698  30,229    175
-------------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------------
                                           2018     2017     2016     2015     2014    2013   2012/(A)/  2011   2010   2009
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  15.13 $  16.45 $  14.51 $  13.70 $  14.06 $ 13.73  $11.61   $10.55 $11.22 $10.17
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,570    1,688    1,820    2,066    2,195   2,264   2,039    1,991    981     32
----------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  12.48 $  13.43 $  12.05 $  11.77 $  12.00 $ 11.60  $10.12   $ 9.51     --     --
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    131,809  138,077  135,772  131,091  103,758  67,732   7,488    1,826     --     --
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  25.92 $  28.51 $  23.55 $  21.19 $  22.11 $ 21.63  $15.86   $13.90 $14.14 $10.73
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,068      971      916      894      739     579     256      151     77     --
----------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  17.59 $  17.89 $  14.43 $  14.49 $  14.50 $ 14.15  $10.31   $ 8.67     --     --
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,233    2,537    2,800    3,337    3,541   2,744     914      520     --     --
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  15.63 $  16.54 $  15.24 $  13.98 $  14.60 $ 13.93  $12.32   $11.22 $11.33 $10.29
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        166      155      169      178      191     159     101       59     45     --
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  19.67 $  22.87 $  20.74 $  16.82 $  18.24 $ 18.09  $13.41   $11.63 $13.00 $10.57
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         61       86       95       99      109     118      91      106     48     --
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  16.07 $  17.83 $  15.71 $  14.54 $  15.16 $ 14.56  $11.96   $10.57 $11.17 $10.23
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        234      268      292      321      242     134      55       53     21     --
----------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  18.92 $  19.52 $  15.46 $  16.38 $  17.56 $ 17.92  $13.10   $12.21 $13.36 $10.21
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,233    1,211    1,218    1,319    1,315   1,106     768      676    266      2
----------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  24.56 $  25.65 $  19.30 $  18.31 $  16.63 $ 15.63  $12.45   $11.20 $11.00 $10.28
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,561    1,454    1,118      641      561     564     464      462    309     --
----------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  15.04 $  17.36 $  14.50 $  13.96 $  14.52 $ 14.56  $11.62   $ 9.86 $10.87 $10.17
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         96      110      121      139      143     144      83       69     41     --
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  13.20 $  14.47 $  12.89 $  12.58 $  12.87 $ 12.80  $11.33   $10.44 $10.98 $10.13
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      3,846    3,985    3,907    3,781    3,721   3,186   1,824    1,594    983     60
----------------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  27.51 $  27.12 $  21.27 $  20.03 $  19.80 $ 17.60  $13.35   $11.78 $11.67 $10.27
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,313    1,171    1,153    1,149      900     602     333      259    101     --
----------------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  22.65       --       --       --       --      --      --       --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      3,041       --       --       --       --      --      --       --     --     --
----------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.04 $ 20.97 $ 19.65 $ 16.88 $ 18.22 $ 16.83 $ 12.38   $11.04 $11.51 $10.36
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,980   4,343   4,386   4,345   3,867   2,942   1,643    1,404    656     --
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 25.28 $ 26.91 $ 21.74 $ 20.31 $ 20.19 $ 18.51 $ 14.23   $12.28 $11.94 $10.42
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       259     291     291     307     274     189      76       41     19     --
-----------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 17.98 $ 20.25 $ 17.97 $ 16.09 $ 16.70 $ 15.42 $ 12.09   $10.72 $11.34 $10.24
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      32      35      41      41      41      44       40     28     --
-----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 23.35 $ 25.12 $ 21.13 $ 19.16 $ 19.43 $ 17.56 $ 13.43   $11.77 $11.84 $10.32
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,351   1,213     989     894     630     393     157      104     60     --
-----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.52 $ 10.63 $ 10.62 $ 10.61 $ 10.70 $ 10.59 $ 10.90   $10.71 $10.35 $ 9.92
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    11,732  13,658  13,957  14,039  14,262  14,098  12,569    9,309  4,192     32
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 23.51 $ 25.06 $ 20.98 $ 19.11 $ 19.20 $ 17.22 $ 13.27   $11.67 $11.61 $10.26
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,217   5,842   4,944   3,812   2,626   1,611     616      479    236      3
-----------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 21.40      --      --      --      --      --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,202      --      --      --      --      --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.95      --      --      --      --      --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,004      --      --      --      --      --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $  9.93 $ 10.23 $  9.90 $  9.96 $ 10.50 $ 10.54 $ 10.96   $10.70 $10.36 $ 9.85
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       315     346     394     404     395     348     237      172     73      2
-----------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.54      --      --      --      --      --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       848      --      --      --      --      --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $  9.93 $  9.98 $ 10.08 $ 10.16 $ 10.25 $ 10.23 $ 10.54   $10.57 $10.17 $ 9.89
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,317   5,978   6,304   6,132   6,321   6,263   5,720    4,179  2,244      3
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 11.34 $ 13.55 $ 11.14 $ 11.04 $ 11.43 $ 12.44 $ 10.38   $ 9.05 $10.41 $10.00
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,472   1,389   1,202   1,095     614     366     139      105     64     --
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 20.43 $ 23.63 $ 20.29 $ 17.51 $ 18.91 $ 17.59 $ 13.20   $11.29 $11.64 $10.21
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,277     968     937     957     827     178     110       82     44     --
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.73     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,355     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.21     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,869     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 7.10     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,717     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.46     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,690     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.52     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,741     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.81 $24.93 $21.45 $17.88 $18.54 $16.42  $12.25   $10.70 $11.41 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      295    282    272    245    238    246     199      189    114     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $26.47 $27.44 $21.51 $20.50 $19.80 $17.88  $13.67   $12.07 $11.92 $10.39
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,340  1,295  1,094    867    654    434     245      164     78     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.70 $23.02 $20.64 $17.95 $19.03 $17.12  $13.18   $11.46 $11.62 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      891    906    729    623    445    268     119       96     41     --
-----------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.58     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,318     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.75 $16.50 $12.65 $12.57 $12.71 $13.56  $12.09   $10.23 $11.58 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,596  1,255  1,048    981    797    622     278      211     83     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.11     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,074     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $31.80     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      661     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.95     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,552     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.15 $26.56 $23.31 $19.69 $20.54 $19.09  $14.59   $12.63 $13.07 $10.51
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,637  1,585  1,417  1,171    873    560     206      172    100     --
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.03 $ 9.04 $ 9.12 $ 9.24 $ 9.36 $ 9.49  $ 9.61   $ 9.74 $ 9.87 $ 9.99
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,132  4,616  5,367  3,966  2,305  1,534     724      865    312     11
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.96 $21.03 $15.71 $15.91 $15.62 $15.55  $12.47   $10.49 $11.61 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,951  1,739  1,591  1,622  1,226    804     468      410    154     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.23     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,748     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.90     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    7,146     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.53 $ 9.56 $ 9.51 $ 9.45 $ 9.60 $ 9.73  $ 9.86   $ 9.84 $ 9.96 $ 9.99
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,963  1,700  1,734  1,568  1,378  1,233     850      720    476      6
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.49 $25.70 $22.84 $19.20 $20.38 $19.69  $14.52   $12.73 $13.40 $10.76
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,156  1,092    959    799    577    400     174      154     96      1
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $27.56 $28.39 $21.56 $21.56 $19.82 $18.48  $13.57   $11.56 $11.92 $10.35
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,847  3,557  3,158  2,810  2,063  1,449     700      559    287      3
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $39.66     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,095     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.35 $17.98 $15.38 $15.25 $15.48 $14.86  $12.33   $10.85 $11.75 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     33     28     37     31     38      37       37     14     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.37 $14.30 $12.62 $12.11 $12.33 $11.96  $10.62   $ 9.62     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       16     49     27     37     36     45      38       11     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.63 $14.71 $12.82 $12.27 $12.49 $12.10  $10.60   $ 9.50     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       65     57     62     76     40     41      44       38     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.21 $15.44 $13.31 $12.72 $12.95 $12.52  $10.59   $ 9.35     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       74     59     61     63     61     63      25       11     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.56 $16.04 $13.47 $12.83 $13.06 $12.64  $10.55   $ 9.28     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     29     32     38     36     33      22       14     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.35 $23.00 $19.34 $17.50 $18.03 $17.23  $12.84   $11.36 $12.91 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,169  2,212  2,072  1,980  1,568  1,104     590      512    251      1
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.94 $13.50 $12.71 $11.92 $12.32 $12.07  $12.23   $11.24 $10.90 $10.14
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,365  4,155  3,546  2,881  2,133  1,570     941      704    355      2
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.85 $16.65 $15.06 $13.49 $14.57 $14.35  $11.75   $10.32 $10.62     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      664    673    660    684    703    452      80       69     53     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.97 $15.85 $14.65 $13.01 $14.19 $13.74  $12.22   $10.99 $10.87     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,287  2,360  2,369  2,469  2,040  1,127     356      283    144     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.33 $18.19 $17.01 $14.85 $15.83 $14.97  $11.83   $10.49 $10.74     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      375    478    510    559    555    485     384      322     69     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.95 $ 7.74 $ 7.21 $ 8.57 $ 8.82 $ 7.97  $ 7.87   $ 8.98     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       39     42     46     44     38     35      38       21     --     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.24 $ 9.86 $ 9.63 $ 9.81 $ 9.76 $ 9.45  $ 9.41       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       35     38     40     39     39     42      37       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.06 $26.42 $21.07 $20.93 $20.24 $18.96  $13.74       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     12     14     22     11     23      15       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.43 $21.36 $19.97 $17.67 $17.58 $15.83  $12.26   $10.50     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,337  2,569  2,267  1,264    582    378      83       47     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.29 $12.92 $12.33 $11.27 $11.82 $11.79  $11.19   $ 9.69     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,535  1,503  1,405  1,292  1,045    695     207      109     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.97 $18.30 $16.17 $14.48 $15.32 $14.91  $11.76   $10.77 $11.67 $10.39
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      566    584    590    559    470    331     189      150     84     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.45 $23.26 $20.72 $18.77 $20.18 $20.02  $14.80   $13.19 $13.50 $10.67
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      530    512    460    387    253    189     112       95     34     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.61 $12.44 $10.65 $11.08 $12.25 $13.10  $10.60   $ 9.02     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,220  1,327  1,541  1,837  1,962  1,480     525      362     --     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.24 $19.78 $17.34 $16.43 $16.99 $15.68  $12.25   $10.97 $11.66 $10.15
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      443    492    526    560    524    468     363      353    204     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.77 $17.36 $16.49 $14.38 $15.58 $15.49  $14.20   $12.13 $11.67 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,951  4,983  4,604  4,507  4,025  2,746   1,136      819    362      2
-----------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.14 $ 8.10 $ 7.97 $ 6.52 $ 8.51 $ 9.92  $ 9.32   $ 9.27 $11.96 $10.35
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      769    859    895    902    858    758     518      462    220      6
-----------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.51 $21.68 $17.84 $17.56 $17.46 $17.42  $12.31   $11.86 $13.44 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      934    890    836    839    605    485     273      275    162     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.49 $14.24 $13.21 $11.94 $12.28 $11.93  $11.17   $10.06     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,997  3,695  3,072  2,524  1,193    524      96       35     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.55 $17.09 $14.82 $13.35 $13.65 $12.67  $ 9.89   $ 8.70     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      176    199    209    236    266    239     106       87     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.62 $16.30 $13.44 $13.45 $13.26 $12.67  $ 9.36   $ 8.31     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      167    181    193    222    157    127      61       41     --     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.59 $23.20 $19.10 $17.87 $18.11 $16.58  $12.75   $10.87 $11.29 $10.31
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      283    303    299    302    259    224     170      150     59     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.92 $24.10 $19.06 $18.24     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      390    420    381    345     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.88 $ 6.94 $ 6.89 $ 6.08 $ 8.29 $10.33  $12.27   $11.83 $12.96 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,290  1,309  1,391  1,435  1,326  1,125     711      498    164     --
-----------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.64 $14.52 $13.40 $11.99 $12.44 $12.43  $13.55   $11.65 $11.11 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      596    705    742    781    849    780     544      398    244     10
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 2.39 $ 2.32 $ 2.87 $ 3.34 $ 3.56 $ 4.21  $ 5.81   $ 7.05 $ 7.84 $ 9.67
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       36     38     38     38     36     39      58       67     20      1
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $30.81 $33.47 $27.68 $33.17 $32.54 $25.41  $15.29   $11.01 $10.47 $10.09
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      938    994  1,030  1,074    779    499     148      108     39     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.38 $12.50 $ 9.02 $ 7.78 $ 9.80 $10.84  $11.09   $ 9.93 $11.95 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      774    768    664    623    503    406     269      286    158      2
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.09 $13.29 $11.54 $10.91 $11.82 $13.47  $11.10   $ 9.51 $10.79 $10.08
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      399    433    465    503    462    382     239      276    158     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.36 $12.28 $12.21 $12.01 $12.72 $12.66  $12.62   $11.11 $11.35 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,563  5,899  5,998  6,273  5,711  4,423   2,561    2,066    777      3
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.74 $16.35 $13.97 $12.92 $13.99 $14.59  $11.30   $ 9.46 $10.30     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     92    103    113    116    119      82       63     21     --
-----------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.01 $ 8.51 $ 8.80 $ 6.21 $ 9.49 $11.92  $10.95   $10.76 $13.08 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,627  1,828  1,999  1,979  1,980  1,739   1,034      872    327      1
-----------------------------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone(R) Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.55 $22.49 $19.72 $17.73 $18.32 $17.12  $13.20   $11.39 $11.59 $10.15
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       44     57     63     57     64     75      35       27     13     --
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.08 $13.98 $13.37 $12.61 $12.48 $12.47  $11.42   $11.02 $11.01 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     43     43     45     42     38      38       40     20     --
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.77 $27.41 $23.98 $19.76 $21.28 $20.97  $15.31   $13.20 $13.85 $10.58
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      469    509    532    565    604    593     458      386    215      1
-----------------------------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.17 $16.47 $14.47 $14.07 $14.11 $13.38  $11.69   $10.47 $10.97 $10.10
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     21     24     29     22     20      19        3      1     --
-----------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.79 $13.31 $10.04 $10.97 $11.39 $11.74  $10.52   $ 9.27 $11.22 $10.12
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       28     34     37     43     56     60      55       42     15     --
-----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.54 $15.98 $14.01 $12.98 $13.73 $13.62  $12.12   $11.00 $11.55 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       88     82     79     76     72    101      90       65     23     --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.97 $20.99 $19.21 $16.96 $17.96 $16.18  $12.54   $10.94 $11.02 $10.11
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       10     17     19     17     20     19      21        7      5     --
-----------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.03 $23.19 $20.45 $17.35 $18.19 $16.98  $13.10   $11.43 $12.64 $10.44
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      596    645    719    802    833    886     906      764    369     --
-----------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.55 $22.22 $18.69 $17.10 $17.30 $15.61  $12.11   $10.71 $11.30 $10.23
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,436  1,614  1,816  1,906  1,981  2,270   2,218    1,882    982     --
-----------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.51 $22.50 $20.07 $16.91 $18.10 $17.67  $13.06   $11.50 $13.05 $10.74
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      653    704    779    875    907    895     960      822    394     --
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.41 $18.26 $15.57 $14.54 $15.03 $14.58  $11.72   $10.42 $11.42 $10.23
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      224    237    247    243    255    273     271      243    114     --
-----------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.44 $14.25 $13.17 $12.62 $12.91 $12.56  $11.22   $10.50 $10.93 $10.09
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,821  7,487  8,131  8,489  9,199  9,203   7,230    5,837  2,602     22
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.62 $13.25 $12.47 $12.06 $12.31 $12.04  $11.07   $10.49 $10.80 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,898  4,436  4,877  5,149  5,781  6,496   4,888    3,875  2,069     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011    2010    2009
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 11.07 $ 11.40 $ 11.10 $ 10.97 $ 11.16 $ 11.05 $ 10.75   $ 10.45 $ 10.54 $ 9.98
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,478   2,985   3,618   3,891   4,049   4,558   3,511     2,423   1,111     --
-------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.11 $ 16.32 $ 13.15 $ 12.78 $ 13.21 $ 13.20 $ 11.14   $  9.67 $ 11.17 $10.16
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      34      38      47      47      53      44        46      29     --
-------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.21 $ 16.45 $ 14.69 $ 13.81 $ 14.16 $ 13.62 $ 11.51   $ 10.51 $ 11.17 $10.16
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,280   3,503   3,465   3,626   3,580   3,524   1,203     1,052     546     --
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.53 $ 12.57 $ 10.11 $ 10.24 $ 10.88 $ 11.79 $ 10.19   $  8.90 $ 10.85 $10.07
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      12      12      15      16      15      19        24      19     --
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.45 $ 12.40 $ 10.14 $ 10.31 $ 10.73 $ 11.65 $  9.77   $  8.51 $ 10.30 $ 9.99
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,005   2,057   2,371   2,320   2,311   2,210   2,192     1,835     892     --
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.08 $ 12.26 $ 10.09 $ 10.17 $ 10.67 $ 11.68 $  9.94   $  8.60 $ 10.39 $ 9.92
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        33      35      35      42      42      46      58        48      45     --
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 23.24 $ 24.33 $ 19.13 $ 18.41 $ 17.98 $ 16.44 $ 12.33   $ 11.01 $ 11.57 $10.28
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      13       9       9      10      12      11        12      11     --
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 18.69 $ 21.08 $ 18.80 $ 16.56 $ 17.52 $ 15.86 $ 12.16   $ 10.66 $ 11.38 $10.23
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      34      27      28      32      27      26        24      23     --
-------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.66 $ 23.04 $ 20.83 $ 17.98 $ 18.94 $ 17.35 $ 13.24   $ 11.34 $ 12.67 $10.50
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      10      12      14      15      15      10        11       8     --
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.24 $ 14.12 $ 12.92 $ 12.45 $ 12.76 $ 12.58 $ 11.30   $ 10.55 $ 10.95 $10.09
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       327     360     382     433     469     502     466       470     237     --
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.32 $ 15.33 $ 13.93 $ 13.21 $ 13.53 $ 13.09 $ 11.37   $ 10.52 $ 11.05 $10.12
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    24,750  27,058  28,956  30,267  31,930  33,129  27,434    23,643  10,414    119
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.78 $ 16.12 $ 14.25 $ 13.49 $ 13.88 $ 13.59 $ 11.52   $ 10.49 $ 11.19 $10.16
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       224     231     267     320     331     343     366       387     179     --
-------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.24 $ 13.20 $ 11.87 $ 11.62 $ 11.88 $ 11.52 $ 10.07   $  9.49      --     --
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     7,240   7,862   8,471   8,972   9,160   9,094   2,978       594      --     --
-------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.33 $27.93 $23.13 $20.86 $21.83 $21.41  $15.74    13.83 $14.10 $10.72
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       70     73     69     78     82     85      57       46     40     --
-----------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.24 $17.58 $14.22 $14.31 $14.36 $14.05   10.26   $ 8.65     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      241    283    328    382    432    441     276      149     --     --
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.27 $16.21 $14.96 $13.76 $14.41 $13.79  $12.22   $11.16 $11.30 $10.29
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       15     13     20     26     23     10       6        4      2     --
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.22 $22.40 $20.36 $16.56 $18.00 $17.90  $13.30   $11.57 $12.96 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       10     14     21     16     19     30      18       16     16     --
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.71 $17.47 $15.43 $14.31 $14.96 $14.41  $11.87   $10.51 $11.14 $10.23
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        6      6      6      8     21     20      19       19      5     --
-----------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.49 $19.12 $15.19 $16.12 $17.33 $17.73  $13.00   $12.14 $13.33 $10.21
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      175    189    202    231    253    274     222      174     57      1
-----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.99 $25.12 $18.96 $18.03 $16.42 $15.47  $12.35   $11.14 $10.97 $10.27
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       91    102     96     77     72     72      72       70     51     --
-----------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.70 $17.01 $14.24 $13.74 $14.34 $14.40  $11.52   $ 9.81 $10.84 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       31     34     35     36     40     41      32       30     22     --
-----------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.89 $14.17 $12.66 $12.39 $12.71 $12.66  $11.24   $10.38 $10.95 $10.13
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      131    157    219    240    240    271     280      223    181      1
-----------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $26.88 $26.57 $20.88 $19.72 $19.54 $17.42  $13.25   $11.72 $11.63 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       67     58     67     74     86     99      81       96     26     --
-----------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.13     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      105     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.60 $20.54 $19.30 $16.62 $17.99 $16.65  $12.28   $10.98 $11.48 $10.36
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      244    270    300    331    368    354     305      285    135     --
-----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.70 $26.36 $21.35 $20.00 $19.93 $18.32  $14.12   $12.22 $11.90 $10.41
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       30     33     30     36     34     32      36       13      3     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.56 $19.84 $17.65 $15.84 $16.48 $15.26  $11.99   $10.67 $11.31 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        4      4      5      7      7      7       8        8      2     --
-----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.82 $24.61 $20.75 $18.87 $19.17 $17.38  $13.33   $11.71 $11.80 $10.32
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       47     81     79     83     64     61      45       42     27     --
-----------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.28 $10.42 $10.43 $10.45 $10.57 $10.48  $10.82   $10.65 $10.32 $ 9.91
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,749  5,193  4,950  4,927  5,106  5,183   4,571    3,504  1,871     --
-----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.98 $24.55 $20.60 $18.81 $18.96 $17.04  $13.16   $11.60 $11.58 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      375    390    358    330    318    316     183      152     55     --
-----------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.91     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      205     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.65     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      168     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.70 $10.02 $ 9.72 $ 9.81 $10.36 $10.43  $10.87   $10.64 $10.33 $ 9.85
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       55     52     52     52     49     51      50       46     27     --
-----------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.09     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       61     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.70 $ 9.78 $ 9.90 $10.01 $10.12 $10.12  $10.46   $10.52 $10.15 $ 9.89
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,074  2,168  2,119  2,157  2,208  2,248   2,064    1,583    780     --
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.08 $13.27 $10.94 $10.87 $11.29 $12.31  $10.30   $ 9.00 $10.38 $10.00
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       93    112    110    114     67     58      29       27     18     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.96 $23.15 $19.93 $17.24 $18.67 $17.41  $13.09   $11.23 $11.61 $10.21
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       69     76     82     93     88     31      29       23     15     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.37     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      164     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.91     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      115     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.94     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      213     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.90     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       99     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.93     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      134     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.34 $24.42 $21.07 $17.61 $18.30 $16.25  $12.15   $10.64 $11.37 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       73     86     91     72     61     59      53       40     23     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.86 $26.88 $21.13 $20.18 $19.55 $17.69  $13.56   $12.01 $11.88 $10.39
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      100    114     99     98     87     78      80       81     50     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.23 $22.55 $20.27 $17.68 $18.79 $16.94  $13.08   $11.39 $11.58 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       68     65     52     42     42     37      35       26     15     --
-----------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.34     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      471     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.42 $16.16 $12.43 $12.38 $12.55 $13.42  $11.99   $10.18 $11.55 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       91     92     66     76     77     86      59       36     20     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.69     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      351     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $31.07     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      114     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.51     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       68     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.62 $26.02 $22.89 $19.39 $20.27 $18.89  $14.47   $12.56 $13.04 $10.50
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      109    127    106    106     88     73      49       38     27     --
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.83 $ 8.85 $ 8.96 $ 9.10 $ 9.24 $ 9.39  $ 9.53   $ 9.68 $ 9.84 $ 9.98
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      386    375    559    437    498    612     810    3,217  1,627     10
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.55 $20.60 $15.43 $15.66 $15.42 $15.39  $12.37   $10.44 $11.57 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       99    111    101    111    105    104     101       73     44     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.97     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      254     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.63     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      532     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.31 $ 9.37 $ 9.34 $ 9.30 $ 9.47 $ 9.63  $ 9.78   $ 9.79 $ 9.94 $ 9.98
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      127    149    146    156    152    172     167      179    104      3
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.98 $25.17 $22.43 $18.90 $20.11 $19.49  $14.40   $12.66 $13.36 $10.76
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       82    104     89     80     59     61      44       31     28     --
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $26.93 $27.81 $21.18 $21.23 $19.56 $18.29  $13.47   $11.50 $11.88 $10.35
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      176    177    182    205    177    182     133       96     54     --
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $38.76     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      109     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.98 $17.62 $15.10 $15.01 $15.28 $14.70  $12.23   $10.79 $11.72 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        7      7      6      7     10     12      12       10     27     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.10 $14.05 $12.43 $11.96 $12.21 $11.87  $10.57   $ 9.60     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      7      8       9       10     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.36 $14.45 $12.63 $12.12 $12.37 $12.01  $10.55   $ 9.48     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        9      9      6      4      4      9       9        6     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.92 $15.17 $13.11 $12.56 $12.82 $12.42  $10.54   $ 9.33     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       10      8      8      6     --      1      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.27 $15.77 $13.27 $12.67 $12.94 $12.55  $10.50   $ 9.26     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       20     21     22     22     23     11       7        2     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.91 $22.54 $18.99 $17.23 $17.79 $17.05  $12.74   $11.30 $12.87 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      106    116    127    139    155    153     132      125     64     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.65 $13.22 $12.49 $11.74 $12.16 $11.95  $12.13   $11.18 $10.87 $10.13
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      235    242    240    220    232    237     189      125     69     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.51 $16.32 $14.80 $13.28 $14.39 $14.21  $11.66   $10.27 $10.59     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        6     10      8      9     18     12      14        7     18     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.64 $15.54 $14.39 $12.82 $14.01 $13.60  $12.12   $10.93 $10.85     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       48     67     75     73     63     65      67       54     41     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.96 $17.83 $16.71 $14.63 $15.63 $14.82  $11.74   $10.44 $10.71     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     44     47     49     55     56      61       62     19     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.81 $ 7.60 $ 7.10 $ 8.46 $ 8.73 $ 7.91  $ 7.84   $ 8.96     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       13     14     15     19     20     21      19        4     --     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.05 $ 9.69 $ 9.49 $ 9.69 $ 9.66 $ 9.38  $ 9.37       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     19     33     33     28     22       3       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.49 $25.88 $20.69 $20.60 $19.98 $18.76  $13.63       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      1      2     10      2      9       2       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.99 $20.92 $19.61 $17.39 $17.35 $15.66  $12.17   $10.44     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       57     66     73     59     49     40      38       29     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.05 $12.69 $12.15 $11.13 $11.70 $11.70  $11.13   $ 9.67     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       47     51     57     77     84     84      57       24     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.60 $17.93 $15.88 $14.25 $15.13 $14.75  $11.66   $10.71 $11.63 $10.39
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       17     19     22     24     26     29      30       30     16     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.00 $22.78 $20.35 $18.48 $19.92 $19.82  $14.68   $13.12 $13.46 $10.66
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       33     35     45     50     50     55      53       41     14     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.38 $12.22 $10.50 $10.94 $12.13 $13.00  $10.55   $ 8.99     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       29     32     36     47     60     64      49       39     --     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.85 $19.38 $17.03 $16.18 $16.78 $15.51  $12.16   $10.91 $11.63 $10.15
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       73     79    100    125    147    146     151      140     85     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.39 $17.01 $16.19 $14.15 $15.38 $15.33  $14.09   $12.06 $11.64 $10.29
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      286    303    326    340    371    393     303      216    126     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.00 $ 7.93 $ 7.83 $ 6.42 $ 8.40 $ 9.82  $ 9.25   $ 9.22 $11.92 $10.35
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     92     99     91     97    131     125      131     68     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.04 $21.23 $17.52 $17.29 $17.24 $17.23  $12.21   $11.79 $13.40 $10.56
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       59     62     71     78     78     77      65       57     37     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.22 $14.00 $13.02 $11.79 $12.16 $11.84  $11.12   $10.03     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      167    174    167    149    137    101      36       12     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.24 $16.79 $14.60 $13.19 $13.52 $12.58  $ 9.84   $ 8.68     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       13     14     19     21     22     25      15        7     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.31 $16.02 $13.24 $13.28 $13.13 $12.58  $ 9.32   $ 8.30     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     25     27     29     25     27      22       19     --     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.09 $22.73 $18.76 $17.59 $17.88 $16.40  $12.65   $10.81 $11.25 $10.31
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       28     31     33     47     47     46      46       32     26     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.37 $23.61 $18.72 $17.96     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       50     61     56     63     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.75 $ 6.80 $ 6.77 $ 5.99 $ 8.18 $10.22  $12.18   $11.77 $12.93 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       74     89    110    127    119    116      97       69     22     --
-----------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.33 $14.22 $13.16 $11.80 $12.28 $12.30  $13.44   $11.59 $11.08 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       88    106    130    143    146    151     138      105     86     --
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 2.33 $ 2.28 $ 2.82 $ 3.29 $ 3.52 $ 4.17  $ 5.76   $ 7.02 $ 7.82 $ 9.66
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       39      7     23     25     25     24      35       17      6     --
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $30.10 $32.79 $27.18 $32.66 $32.12 $25.15  $15.17   $10.95 $10.44 $10.09
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       42     52     88    112     95     95      49       32     13     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.15 $12.24 $ 8.86 $ 7.66 $ 9.68 $10.73  $11.00   $ 9.87 $11.92 $10.29
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       63     62     58     68     65     69      53       64     43     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.84 $13.02 $11.33 $10.74 $11.67 $13.33  $11.01   $ 9.46 $10.75 $10.08
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       34     36     48     52     38     39      34       32     23     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.07 $12.03 $11.99 $11.83 $12.56 $12.52  $12.52   $11.05 $11.32 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      422    441    454    554    616    594     485      431    189     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.43 $16.02 $13.73 $12.72 $13.82 $14.44  $11.21   $ 9.41 $10.27     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       12     14     14     15     15     15       9        8      4     --
-----------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.87 $ 8.34 $ 8.64 $ 6.12 $ 9.36 $11.79  $10.86   $10.70 $13.04 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      162    205    275    226    246    255     222      187     95     --
-----------------------------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone(R) Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.37 $ 22.31 $ 19.58 $ 17.62 $ 18.23 $ 17.05 $ 13.16   $11.37 $11.57 $10.14
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       120     155     172     223     209     281     157       77      5     --
-----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.96 $ 13.86 $ 13.27 $ 12.53 $ 12.42 $ 12.42 $ 11.38   $10.99 $11.00 $10.18
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       137     153     163     168     172     179     119       97     35     --
-----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 22.56 $ 27.18 $ 23.80 $ 19.63 $ 21.17 $ 20.88 $ 15.26   $13.17 $13.84 $10.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,130   1,231   1,304   1,387   1,451   1,319     897      737    284     --
-----------------------------------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.03 $ 16.33 $ 14.36 $ 13.98 $ 14.03 $ 13.32 $ 11.65   $10.45 $10.96 $10.10
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        65      76      82      80      87     114      76       72     92     --
-----------------------------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.69 $ 13.20 $  9.97 $ 10.90 $ 11.33 $ 11.69 $ 10.49   $ 9.25 $11.21 $10.12
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       107     125     121     144     147     144     122      115     32     --
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.41 $ 15.85 $ 13.91 $ 12.90 $ 13.66 $ 13.57 $ 12.09   $10.97 $11.53 $10.17
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       223     236     156     149     150     142      81       70     33     --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 18.79 $ 20.81 $ 19.07 $ 16.86 $ 17.87 $ 16.11 $ 12.50   $10.92 $11.01 $10.10
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        29      37      39      42      39      40      36       42     15     --
-----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.85 $ 23.00 $ 20.30 $ 17.24 $ 18.10 $ 16.91 $ 13.06   $11.40 $12.63 $10.44
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       559     653     774     940   1,034   1,165   1,230    1,108    497     --
-----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 20.36 $ 22.04 $ 18.55 $ 16.99 $ 17.21 $ 15.54 $ 12.07   $10.69 $11.29 $10.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,390   1,694   2,053   2,325   2,822   3,242   3,437    2,770  1,309     --
-----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.33 $ 22.31 $ 19.93 $ 16.81 $ 18.01 $ 17.60 $ 13.02   $11.47 $13.04 $10.74
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       608     721     847   1,005   1,091   1,202   1,334    1,181    517     --
-----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 16.26 $ 18.11 $ 15.46 $ 14.45 $ 14.96 $ 14.52 $ 11.68   $10.40 $11.40 $10.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       120     104     106     116     241     248     112      117     62     --
-----------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.31 $ 14.13 $ 13.08 $ 12.55 $ 12.84 $ 12.50 $ 11.19   $10.48 $10.92 $10.09
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    21,658  24,000  24,626  24,519  22,803  21,185  10,919    8,798  4,076     --
-----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.51 $ 13.14 $ 12.38 $ 11.99 $ 12.25 $ 11.99 $ 11.03   $10.47 $10.79 $10.05
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    10,079  11,890  12,679  12,097  11,360  10,146   6,014    5,095  2,311     --
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2018    2017    2016    2015    2014    2013   2012/(A)/  2011    2010    2009
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.96 $ 11.31 $ 11.02 $ 10.90 $ 11.10 $ 11.00 $ 10.72   $ 10.43 $ 10.53 $ 9.98
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,650   6,980   9,845   8,754   6,967   6,654   4,513     3,918   1,484      3
-------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.98 $ 16.19 $ 13.05 $ 12.70 $ 13.14 $ 13.14 $ 11.10   $  9.65 $ 11.16 $10.16
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        66      75      86     103     111     105      72        62      32     --
-------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 15.07 $ 16.32 $ 14.59 $ 13.72 $ 14.09 $ 13.56 $ 11.47   $ 10.49 $ 11.16 $10.16
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    20,605  21,630  21,350  19,400  15,228  11,319   1,325     1,108     445     --
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.43 $ 12.47 $ 10.04 $ 10.18 $ 10.82 $ 11.74 $ 10.15   $  8.88 $ 10.84 $10.07
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        70      72      78      88      80      98      91        84      61     --
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 10.35 $ 12.30 $ 10.07 $ 10.25 $ 10.68 $ 11.60 $  9.74   $  8.49 $ 10.29 $ 9.99
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,841   2,038   2,475   2,714   2,746   2,809   2,780     2,487   1,150     --
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $  9.98 $ 12.16 $ 10.02 $ 10.11 $ 10.62 $ 11.63 $  9.91   $  8.58 $ 10.37 $ 9.92
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        44      56      59      69      77      79      93        75      57     --
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 23.03 $ 24.13 $ 18.99 $ 18.30 $ 17.88 $ 16.37 $ 12.29   $ 10.99 $ 11.55 $10.27
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      52      54      59      61      45      33        44      22     --
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 18.52 $ 20.90 $ 18.67 $ 16.46 $ 17.43 $ 15.79 $ 12.12   $ 10.64 $ 11.36 $10.23
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        65      70      90      89      53      22      13        12       7     --
-------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 19.48 $ 22.85 $ 20.68 $ 17.87 $ 18.84 $ 17.28 $ 13.20   $ 11.31 $ 12.66 $10.50
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        37      39      44      48      42      24      10        12       1     --
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 13.12 $ 14.01 $ 12.82 $ 12.38 $ 12.70 $ 12.53 $ 11.26   $ 10.52 $ 10.94 $10.09
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       781     822     821     877     758     746     495       477     268     --
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.18 $ 15.20 $ 13.83 $ 13.13 $ 13.46 $ 13.03 $ 11.34   $ 10.49 $ 11.04 $10.12
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    52,480  57,284  59,827  59,870  58,408  54,630  37,599    32,870  13,852     39
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 14.64 $ 15.98 $ 14.14 $ 13.41 $ 13.81 $ 13.53 $ 11.49   $ 10.47 $ 11.17 $10.16
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       218     247     282     291     336     377     311       418     160      1
-------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 12.14 $ 13.11 $ 11.80 $ 11.57 $ 11.83 $ 11.48 $ 10.05   $  9.48      --     --
-------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    26,214  30,269  32,215  32,655  29,589  25,908   5,189     1,402      --     --
-------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.10 $27.70 $22.96 $20.74 $21.71 $21.32  $15.69   $13.80 $14.09 $10.72
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      226    227    228    234    203    183      88       53     38     --
-----------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.11 $17.45 $14.13 $14.24 $14.30 $14.01  $10.24   $ 8.65     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      574    654    783    977  1,101    969     282      180     --     --
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.13 $16.07 $14.86 $13.68 $14.34 $13.73  $12.18   $11.14 $11.29 $10.29
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       79    842     87     50     43     38      24       28     13     --
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.05 $22.22 $20.22 $16.46 $17.91 $17.83  $13.26   $11.54 $12.95 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       25     28     32     36     40     75      52       43     32     --
-----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.56 $17.32 $15.32 $14.23 $14.88 $14.35  $11.83   $10.49 $11.13 $10.23
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       79    101    135    160    107     67      25       16     14     --
-----------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.32 $18.97 $15.08 $16.02 $17.24 $17.65  $12.96   $12.11 $13.31 $10.20
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      285    295    326    382    449    451     335      304    123     --
-----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.77 $24.92 $18.82 $17.92 $16.33 $15.40  $12.31   $11.12 $10.96 $10.27
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      276    259    212    142    141    143     114      118     87      1
-----------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.56 $16.87 $14.14 $13.66 $14.26 $14.34  $11.49   $ 9.79 $10.82 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     45     53     60     79     64      40       37     14     --
-----------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.77 $14.05 $12.57 $12.31 $12.64 $12.61  $11.21   $10.36 $10.93 $10.13
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      860  1,013  1,066  1,193  1,100  1,223   1,033      892    526     --
-----------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $26.63 $26.35 $20.73 $19.60 $19.44 $17.35  $13.20   $11.69 $11.62 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      262    239    222    205    157    139      71       62     29     --
-----------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.92     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      565     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.43 $20.38 $19.16 $16.52 $17.89 $16.58  $12.24   $10.95 $11.47 $10.36
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      807    855    913    998  1,091  1,055     739      604    259     --
-----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.47 $26.15 $21.19 $19.87 $19.83 $18.24  $14.07   $12.19 $11.89 $10.41
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       73     87    113    121    115    137      32       35     28     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.40 $19.68 $17.52 $15.74 $16.39 $15.20  $11.95   $10.64 $11.29 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       18     24     24     22     26     26      30       27     15     --
-----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.61 $24.41 $20.60 $18.75 $19.07 $17.31  $13.28   $11.69 $11.79 $10.32
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      253    251    190    189    128     80      19       17      7     --
-----------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.19 $10.33 $10.35 $10.38 $10.51 $10.44  $10.78   $10.63 $10.31 $ 9.91
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,545  4,986  5,925  6,428  6,457  6,961   6,293     4773   2453     --
-----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.76 $24.35 $20.45 $18.69 $18.86 $16.97  $13.12   $11.58 $11.57 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,363  1,336  1,355  1,182    953    843     472      382    151     --
-----------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.71     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      926     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN STRATEGIC INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.53     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      612     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.61 $ 9.94 $ 9.65 $ 9.75 $10.31 $10.39  $10.84   $10.62 $10.32 $ 9.85
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       67     82     87     98    112    138     116      119     35     --
-----------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.91     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      190     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.61 $ 9.70 $ 9.82 $ 9.94 $10.07 $10.08  $10.42   $10.49 $10.13 $ 9.89
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,849  2,154  2,202  2,323  2,521  2,624   3,034    2,224  1,188     --
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.98 $13.16 $10.86 $10.81 $11.23 $12.26  $10.26   $ 8.98 $10.37 $10.00
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      409    400    391    350    171    119      65       46     17     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.78 $22.95 $19.78 $17.14 $18.57 $17.34  $13.05   $11.20 $11.59 $10.21
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      291    226    261    307    357     80      38       27     19     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.23     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      627     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.79     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      286     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.87     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      299     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.67     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      274     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.70     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      362     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.15 $24.22 $20.92 $17.50 $18.20 $16.18  $12.12   $10.62 $11.36 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       85    100     84     70     49     49      28       22     15     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $25.62 $26.66 $20.98 $20.05 $19.45 $17.62  $13.52   $11.98 $11.87 $10.38
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      216    214    192    175    126    108      68       63     22     --
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.04 $22.37 $20.12 $17.57 $18.69 $16.87  $13.04   $11.37 $11.57 $10.24
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      169    168    149    127     85     57      34       24     20     --
-----------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.24     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      928     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.28 $16.03 $12.34 $12.30 $12.48 $13.36  $11.95   $10.15 $11.53 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      277    241    247    254    311    322     110       80     18     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.53     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,141     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $30.79     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      154     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.34     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      246     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $22.41 $25.81 $22.72 $19.27 $20.17 $18.81  $14.43   $12.53 $13.02 $10.50
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      430    417    370    300    325    289     101       78     44     --
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.75 $ 8.78 $ 8.89 $ 9.04 $ 9.19 $ 9.35  $ 9.50   $ 9.66 $ 9.83 $ 9.98
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      829    857    883    902    757    781     374      372    123     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $17.39 $20.43 $15.32 $15.57 $15.34 $15.32  $12.33   $10.42 $11.56 $10.18
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      398    416    403    492    440    300     264      221     59      1
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.87     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      890     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.52     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,766     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 9.22 $ 9.29 $ 9.27 $ 9.24 $ 9.42 $ 9.59  $ 9.75   $ 9.77 $ 9.92 $ 9.98
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      451    406    388    394    416    451     418      404    227     --
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $21.77 $24.97 $22.26 $18.78 $20.01 $19.41  $14.36   $12.63 $13.35 $10.76
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      320    288    253    209    291    287      75       70     50     --
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $26.68 $27.58 $21.03 $21.09 $19.46 $18.21  $13.42   $11.48 $11.87 $10.34
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      826    895    852    858    659    557     287      225     98     --
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $38.40     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      333     --     --     --     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.83 $17.47 $14.99 $14.92 $15.20 $14.64  $12.19   $10.77 $11.71 $10.26
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        6     10     14     14     17     27      26       24     24     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.00 $13.95 $12.36 $11.90 $12.16 $11.84  $10.55   $ 9.59     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       17     19     18     20     21     21      23       24     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.26 $14.35 $12.55 $12.06 $12.32 $11.98  $10.53   $ 9.47     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       24     16     12     12     12     12      13        4     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.81 $15.07 $13.03 $12.50 $12.77 $12.39  $10.52   $ 9.32     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       21     22     23      9      9      9       8        2     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.16 $15.66 $13.19 $12.61 $12.89 $12.51  $10.48   $ 9.25     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       11     12     12      5      5      5       2        2     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.73 $22.35 $18.85 $17.13 $17.70 $16.97  $12.70   $11.27 $12.86 $10.17
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      404    436    471    490    438    413     243      215     95     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $12.53 $13.11 $12.40 $11.67 $12.10 $11.90  $12.09   $11.16 $10.86 $10.13
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      844    812    825    810    874    908     786      579    156     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.38 $16.19 $14.70 $13.20 $14.31 $14.15  $11.62   $10.25 $10.58     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      842     98    118    145    222    143      58       51     26     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $14.50 $15.41 $14.29 $12.74 $13.94 $13.55  $12.09   $10.91 $10.84     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      458    523    498    571    667    577     258      132     74     --
-----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.82 $17.69 $16.60 $14.54 $15.55 $14.76  $11.70   $10.42 $10.70     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      106    115    117    143    166    159     131      131     51     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 6.75 $ 7.55 $ 7.06 $ 8.42 $ 8.70 $ 7.89  $ 7.82   $ 8.96     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       12     29     31     20     15     16      25       16     --     --
-----------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 8.98 $ 9.62 $ 9.44 $ 9.64 $ 9.62 $ 9.35  $ 9.35       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       13     12     18     20     16     16      19       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $24.26 $25.67 $20.54 $20.47 $19.87 $18.68  $13.59       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        5      6      6      9      9     20       9       --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.81 $20.75 $19.47 $17.28 $17.26 $15.60  $12.13   $10.42     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      186    284    291    227    104     99      56       27     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.95 $12.60 $12.08 $11.08 $11.66 $11.67  $11.11   $ 9.66     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      282    387    482    455    255    226     130       64     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.46 $17.78 $15.77 $14.17 $15.05 $14.69  $11.63   $10.69 $11.62 $10.38
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       69     64     66     66     69     75      56       50     21     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $18.83 $22.60 $20.20 $18.37 $19.81 $19.73  $14.64   $13.09 $13.45 $10.66
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       75     66     65     67     56     61      47       43     21     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.29 $12.14 $10.43 $10.89 $12.08 $12.96  $10.53   $ 8.99     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      243    268    378    617    831    811     428      289     --     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP GLOBAL EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.69 $19.22 $16.91 $16.08 $16.69 $15.45  $12.12   $10.89 $11.61 $10.15
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      142    159    174    200    216    233     198      174     72     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $16.23 $16.87 $16.07 $14.07 $15.30 $15.26  $14.04   $12.04 $11.63 $10.29
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,017  1,187  1,255  1,350  1,594  1,403     839      722    233     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.94 $ 7.87 $ 7.77 $ 6.38 $ 8.36 $ 9.78  $ 9.22   $ 9.20 $11.91 $10.34
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      213    250    271    267    308    305     243      224    112     --
-----------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $19.86 $21.06 $17.39 $17.18 $17.15 $17.16  $12.17   $11.77 $13.38 $10.56
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      209    203    231    247    213    221     149      159     77     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.12 $13.90 $12.94 $11.73 $12.11 $11.80  $11.10   $10.03     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      825    855    787    784    340    241      63       31     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.12 $16.67 $14.51 $13.12 $13.46 $12.54  $ 9.82   $ 8.68     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       41     45     52     58     63     53      37       26     --     --
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $15.19 $15.91 $13.16 $13.22 $13.08 $12.54  $ 9.30   $ 8.29     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       47     53     64     70     47     30      33       10     --     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $20.90 $22.54 $18.63 $17.48 $17.79 $16.33  $12.61   $10.79 $11.24 $10.31
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       63     66     68     73     77     78      67       55     25     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $23.16 $23.41 $18.58 $17.85     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       86     86     87     78     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.69 $ 6.75 $ 6.72 $ 5.95 $ 8.14 $10.18  $12.14   $11.74 $12.91 $10.57
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      441    380    395    459    484    497     354      269     99     --
-----------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.20 $14.11 $13.06 $11.73 $12.21 $12.24  $13.40   $11.56 $11.07 $10.04
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      200    223    244    283    326    343     321      270    106     --
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 2.31 $ 2.26 $ 2.80 $ 3.27 $ 3.50 $ 4.15  $ 5.74   $ 7.00 $ 7.81 $ 9.66
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        9      8     12      9     33     38      28       32     26     --
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $29.82 $32.52 $26.98 $32.46 $31.95 $25.04  $15.12   $10.92 $10.42 $10.08
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      197    221    238    271    220    161      79       52     18     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.05 $12.14 $ 8.79 $ 7.61 $ 9.63 $10.68  $10.96   $ 9.85 $11.90 $10.29
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      191    177    230    173    178    185     137      123     77     --
-----------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------
                                          2018   2017   2016   2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $10.74 $12.91 $11.25 $10.67 $11.60 $13.28  $10.98   $ 9.44 $10.74 $10.08
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       64     83     91    135    150    157     134      144     60     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $11.96 $11.93 $11.90 $11.76 $12.49 $12.47  $12.48   $11.03 $11.31 $10.05
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,191  1,359  1,546  1,871  2,107  2,225   1,517    1,225    437     --
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $13.31 $15.89 $13.63 $12.65 $13.75 $14.38  $11.18   $ 9.39 $10.26     --
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       13     14     16     19     21     23      11       25     33     --
-----------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------
   Unit value                            $ 5.82 $ 8.27 $ 8.58 $ 6.08 $ 9.31 $11.74  $10.83   $10.68 $13.03 $10.30
-----------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      356    397    494    487    572    610     471      391    135     --
-----------------------------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone(R) Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-5
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-72
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017....................................... FSA-107
   Notes to Financial Statements...................................... FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account No. 70 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Separate Account No. 70 of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(1)/    AXA AGGRESSIVE ALLOCATION/(1)/
 1290 VT DOUBLELINE DYNAMIC             AXA AGGRESSIVE STRATEGY/(1)/
 ALLOCATION/(1)/                        AXA BALANCED STRATEGY/(1)/
 1290 VT DOUBLELINE OPPORTUNISTIC       AXA CONSERVATIVE GROWTH STRATEGY/(1)/
 BOND/(1)/                              AXA CONSERVATIVE STRATEGY/(1)/
 1290 VT ENERGY/(1)/                    AXA GLOBAL EQUITY MANAGED
 1290 VT EQUITY INCOME/(1)/             VOLATILITY/(1)/
 1290 VT GAMCO MERGERS &                AXA GROWTH STRATEGY/(1)/
 ACQUISITIONS/(1)/                      AXA INTERNATIONAL CORE MANAGED
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ VOLATILITY/(1)/
 1290 VT HIGH YIELD BOND/(1)/           AXA INTERNATIONAL MANAGED
 1290 VT LOW VOLATILITY GLOBAL          VOLATILITY/(1)/
 EQUITY/(1)/                            AXA INTERNATIONAL VALUE MANAGED
 1290 VT MICRO CAP/(2)/                 VOLATILITY/(1)/
 1290 VT MULTI-ALTERNATIVE              AXA LARGE CAP CORE MANAGED
 STRATEGIES/(2)/                        VOLATILITY/(1)/
 1290 VT NATURAL RESOURCES/(1)/         AXA LARGE CAP GROWTH MANAGED
 1290 VT REAL ESTATE/(1)/               VOLATILITY/(1)/
 1290 VT SMALL CAP VALUE/(2)/           AXA LARGE CAP VALUE MANAGED
 1290 VT SMARTBETA EQUITY/(1)/          VOLATILITY/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      AXA MID CAP VALUE MANAGED
 7TWELVE/TM/ BALANCED PORTFOLIO/(1)/    VOLATILITY/(1)/
 AB VPS BALANCED WEALTH STRATEGY        AXA MODERATE ALLOCATION/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE GROWTH STRATEGY/(1)/
 AB VPS GLOBAL THEMATIC GROWTH          AXA MODERATE-PLUS ALLOCATION/(1)/
 PORTFOLIO/(1)/                         AXA ULTRA CONSERVATIVE STRATEGY/(1)/
 AB VPS GROWTH AND INCOME               AXA/AB DYNAMIC AGGRESSIVE GROWTH/(3)/
 PORTFOLIO/(1)/                         AXA/AB DYNAMIC GROWTH/(1)/
 AB VPS INTERNATIONAL GROWTH            AXA/AB DYNAMIC MODERATE GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/AB SHORT DURATION GOVERNMENT
 AB VPS REAL ESTATE INVESTMENT          BOND/(1)/
 PORTFOLIO/(1)/                         AXA/AB SMALL CAP GROWTH/(1)/
 AB VPS SMALL/MID CAP VALUE             AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/FRANKLIN BALANCED MANAGED
 ALL ASSET GROWTH-ALT 20/(1)/           VOLATILITY/(1)/
 ALPS | RED ROCKS LISTED PRIVATE        AXA/FRANKLIN SMALL CAP VALUE MANAGED
 EQUITY PORTFOLIO/(1)/                  VOLATILITY/(1)/
 AMERICAN CENTURY VP INFLATION          AXA/FRANKLIN TEMPLETON ALLOCATION
 PROTECTION FUND/(1)/                   MANAGED VOLATILITY/(1)/
 AMERICAN CENTURY VP LARGE COMPANY      AXA/GOLDMAN SACHS STRATEGIC
 VALUE/(1)/                             ALLOCATION/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/INVESCO STRATEGIC ALLOCATION/(1)/
 ASSET ALLOCATION FUND/SM(1)/           AXA/JANUS ENTERPRISE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/JPMORGAN STRATEGIC ALLOCATION/(3)/
 BOND FUND/SM(1)/                       AXA/LEGG MASON STRATEGIC
 AMERICAN FUNDS INSURANCE SERIES(R)     ALLOCATION/(1)/
 GLOBAL GROWTH FUND/SM(1)/              AXA/LOOMIS SAYLES GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/TEMPLETON GLOBAL EQUITY MANAGED
 GLOBAL SMALL CAPITALIZATION            VOLATILITY/(1)/
 FUND/SM(1)/                            BLACKROCK GLOBAL ALLOCATION V.I.
 AMERICAN FUNDS INSURANCE SERIES(R)     FUND/(1)/
 GROWTH-INCOME FUND/SM(1)/              BLACKROCK LARGE CAP FOCUS GROWTH V.I.
 AMERICAN FUNDS INSURANCE SERIES(R)     FUND/(1)/
 INTERNATIONAL GROWTH AND INCOME        CHARTER/SM/ AGGRESSIVE GROWTH/(1)/
 FUND/SM(1)/                            CHARTER/SM/ CONSERVATIVE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ GROWTH/(1)/
 MANAGED RISK ASSET ALLOCATION          CHARTER/SM/ MODERATE/(1)/
 FUND/SM(1)/                            CHARTER/SM/ MODERATE GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 NEW WORLD FUND(R)/(1)/                 CHARTER/SM/ SMALL CAP GROWTH/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/

                                     FSA-2

 CHARTER/SM/ SMALL CAP VALUE/(1)/       FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE AGGRESSIVE        FIDELITY(R) VIP STRATEGIC INCOME
 GROWTH PORTFOLIO/(1)/                  PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE APPRECIATION      FIRST TRUST MULTI INCOME ALLOCATION
 PORTFOLIO/(1)/                         PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE DIVIDEND          FIRST TRUST/DOW JONES DIVIDEND &
 STRATEGY PORTFOLIO/(1)/                INCOME ALLOCATION PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE MID CAP           FRANKLIN FOUNDING FUNDS ALLOCATION
 PORTFOLIO/(1)/                         VIP FUND/(1)/
 DELAWARE VIP(R) DIVERSIFIED INCOME     FRANKLIN INCOME VIP FUND/(1)/
 SERIES/(1)/                            FRANKLIN MUTUAL SHARES VIP FUND/(1)/
 DELAWARE VIP(R) EMERGING MARKETS       GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 SERIES/(1)/                            STRATEGY FUND/(1)/
 DELAWARE VIP(R) LIMITED-TERM           GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 DIVERSIFIED INCOME SERIES/(1)/         FUND/(1)/
 EATON VANCE VT FLOATING-RATE INCOME    HARTFORD CAPITAL APPRECIATION HLS
 FUND/(1)/                              FUND/(1)/
 EQ/AMERICAN CENTURY MID CAP VALUE/(2)/ HARTFORD GROWTH OPPORTUNITIES HLS
 EQ/BLACKROCK BASIC VALUE EQUITY/(1)/   FUND/(1)/
 EQ/CAPITAL GUARDIAN RESEARCH/(1)/      INVESCO V.I. AMERICAN FRANCHISE
 EQ/CLEARBRIDGE SELECT EQUITY MANAGED   FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. BALANCED-RISK ALLOCATION
 EQ/COMMON STOCK INDEX/(1)/             FUND/(1)/
 EQ/CORE BOND INDEX/(1)/                INVESCO V.I. DIVERSIFIED DIVIDEND
 EQ/EMERGING MARKETS EQUITY PLUS/(1)/   FUND/(1)/
 EQ/EQUITY 500 INDEX/(1)/               INVESCO V.I. EQUITY AND INCOME
 EQ/FIDELITY INSTITUTIONAL AM/SM/       FUND/(1)/
 LARGE CAP/(2)/                         INVESCO V.I. HEALTH CARE FUND/(1)/
 EQ/FRANKLIN RISING DIVIDENDS/(2)/      INVESCO V.I. HIGH YIELD FUND/(1)/
 EQ/FRANKLIN STRATEGIC INCOME/(2)/      INVESCO V.I. MID CAP CORE EQUITY
 EQ/GLOBAL BOND PLUS/(1)/               FUND/(1)/
 EQ/GOLDMAN SACHS MID CAP VALUE/(2)/    INVESCO V.I. SMALL CAP EQUITY
 EQ/INTERMEDIATE GOVERNMENT BOND/(1)/   FUND/(1)/
 EQ/INTERNATIONAL EQUITY INDEX/(1)/     IVY VIP ASSET STRATEGY/(1)/
 EQ/INVESCO COMSTOCK/(1)/               IVY VIP GLOBAL EQUITY INCOME/(1)/
 EQ/INVESCO GLOBAL REAL ESTATE/(2)/     IVY VIP HIGH INCOME/(1)/
 EQ/INVESCO INTERNATIONAL GROWTH/(2)/   IVY VIP NATURAL RESOURCES/(1)/
 EQ/IVY ENERGY/(2)/                     IVY VIP SMALL CAP GROWTH/(1)/
 EQ/IVY MID CAP GROWTH/(2)/             JANUS HENDERSON BALANCED
 EQ/IVY SCIENCE AND TECHNOLOGY/(2)/     PORTFOLIO/(1)/
 EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/   JANUS HENDERSON FLEXIBLE BOND
 EQ/LARGE CAP GROWTH INDEX/(1)/         PORTFOLIO/(1)/
 EQ/LARGE CAP VALUE INDEX/(1)/          JANUS HENDERSON U.S. LOW VOLATILITY
 EQ/LAZARD EMERGING MARKETS EQUITY/(2)/ PORTFOLIO/(1)/
 EQ/MFS INTERNATIONAL GROWTH/(1)/       JPMORGAN INSURANCE TRUST GLOBAL
 EQ/MFS INTERNATIONAL VALUE/(2)/        ALLOCATION PORTFOLIO/(1)/
 EQ/MFS TECHNOLOGY/(2)/                 JPMORGAN INSURANCE TRUST INCOME
 EQ/MFS UTILITIES SERIES/(2)/           BUILDER PORTFOLIO/(1)/
 EQ/MID CAP INDEX/(1)/                  LORD ABBETT SERIES FUND -- BOND
 EQ/MONEY MARKET/(1)/                   DEBENTURE PORTFOLIO/(1)/
 EQ/OPPENHEIMER GLOBAL/(1)/             LORD ABBETT SERIES FUND -- CLASSIC
 EQ/PIMCO GLOBAL REAL RETURN/(1)/       STOCK PORTFOLIO/(1)/
 EQ/PIMCO REAL RETURN/(2)/              LORD ABBETT SERIES FUND -- GROWTH
 EQ/PIMCO TOTAL RETURN/(2)/             OPPORTUNITIES PORTFOLIO/(1)/
 EQ/PIMCO ULTRA SHORT BOND/(1)/         MFS(R) INVESTORS TRUST SERIES/(1)/
 EQ/QUALITY BOND PLUS/(1)/              MFS(R) MASSACHUSETTS INVESTORS GROWTH
 EQ/SMALL COMPANY INDEX/(1)/            STOCK PORTFOLIO/(1)/
 EQ/T. ROWE PRICE GROWTH STOCK/(1)/     MFS(R) RESEARCH SERIES/(1)/
 EQ/T. ROWE PRICE HEALTH SCIENCES/(2)/  MFS(R) VALUE SERIES/(1)/
 EQ/UBS GROWTH & INCOME/(1)/            MULTIMANAGER AGGRESSIVE EQUITY/(1)/
 FEDERATED HIGH INCOME BOND FUND        MULTIMANAGER CORE BOND/(1)/
 II/(1)/                                MULTIMANAGER MID CAP GROWTH/(1)/
 FEDERATED KAUFMANN FUND II/(1)/        MULTIMANAGER MID CAP VALUE/(1)/
 FIDELITY(R) VIP ASSET MANAGER: GROWTH  MULTIMANAGER TECHNOLOGY/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN INTERNATIONAL EQUITY
 FIDELITY(R) VIP FREEDOM 2015           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN U.S. EQUITY INDEX
 FIDELITY(R) VIP FREEDOM 2020           PUTWRITE STRATEGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO COMMODITYREALRETURN(R) STRATEGY
 FIDELITY(R) VIP FREEDOM 2025           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO EMERGING MARKETS BOND
 FIDELITY(R) VIP FREEDOM 2030           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO GLOBAL BOND OPPORTUNITIES
                                        PORTFOLIO (UNHEDGED)/(1)/
                                        PIMCO GLOBAL MULTI-ASSET MANAGED
                                        ALLOCATION PORTFOLIO/(1)/
                                        PIMCO INCOME PORTFOLIO/(2)/
                                        PROFUND VP BEAR/(1)/
                                        PROFUND VP BIOTECHNOLOGY/(1)/
                                        PUTNAM VT DIVERSIFIED INCOME FUND/(1)/
                                        PUTNAM VT GLOBAL ASSET ALLOCATION
                                        FUND/(1)/
                                        PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
                                        FUND/(1)/
                                        PUTNAM VT RESEARCH FUND/(1)/
                                        QS LEGG MASON DYNAMIC MULTI-STRATEGY
                                        VIT PORTFOLIO/(1)/

                                     FSA-3

 SEI VP BALANCED STRATEGY FUND/(1)/     TEMPLETON DEVELOPING MARKETS VIP
 SEI VP CONSERVATIVE STRATEGY FUND/(1)/ FUND/(1)/
 SEI VP MARKET GROWTH STRATEGY          TEMPLETON FOREIGN VIP FUND/(1)/
 FUND/(1)/                              TEMPLETON GLOBAL BOND VIP FUND/(1)/
 SEI VP MARKET PLUS STRATEGY FUND/(1)/  TEMPLETON GROWTH VIP FUND/(1)/
 SEI VP MODERATE STRATEGY FUND/(1)/     VANECK VIP GLOBAL HARD ASSETS
 T. ROWE PRICE EQUITY INCOME            FUND/(1)/
 PORTFOLIO/(1)/                         VANECK VIP UNCONSTRAINED EMERGING
                                        MARKETS BOND FUND/(1)/
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018. The variable investment option commenced its operations on November 20, 2017 but had no units at December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company since 2012.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                             1290 VT      1290 VT
                                 1290 VT   DOUBLELINE   DOUBLELINE                1290 VT   1290 VT GAMCO
                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC  1290 VT     EQUITY      MERGERS &
                               SECURITIES* ALLOCATION*     BOND*      ENERGY*     INCOME*   ACQUISITIONS*
                               ----------- ----------- ------------- ---------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,331,686 $15,267,469  $24,047,367  $3,830,357 $26,132,043  $17,348,004
Receivable for shares of the
 Portfolios sold..............          --       1,756           --          --         371           --
Receivable for policy-related
 transactions.................         316          --       20,457         328          --        2,692
                               ----------- -----------  -----------  ---------- -----------  -----------
   Total assets...............  12,332,002  15,269,225   24,067,824   3,830,685  26,132,414   17,350,696
                               ----------- -----------  -----------  ---------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         316          --       20,099         328          --        2,692
Payable for policy-related
 transactions.................          --       1,756           --          --         371           --
                               ----------- -----------  -----------  ---------- -----------  -----------
   Total liabilities..........         316       1,756       20,099         328         371        2,692
                               ----------- -----------  -----------  ---------- -----------  -----------
NET ASSETS.................... $12,331,686 $15,267,469  $24,047,725  $3,830,357 $26,132,043  $17,348,004
                               =========== ===========  ===========  ========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $ 2,933,845 $15,267,431  $24,047,725  $2,800,111 $26,131,277  $17,314,393
Retained by AXA Equitable in
 Separate Account No. 70......   9,397,841          38           --   1,030,246         766       33,611
                               ----------- -----------  -----------  ---------- -----------  -----------
TOTAL NET ASSETS.............. $12,331,686 $15,267,469  $24,047,725  $3,830,357 $26,132,043  $17,348,004
                               =========== ===========  ===========  ========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $12,719,614 $16,048,251  $24,906,216  $5,382,826 $38,433,397  $19,037,712

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               1290 VT GAMCO  1290 VT     1290 VT LOW                 1290 VT MULTI-  1290 VT
                               SMALL COMPANY HIGH YIELD    VOLATILITY   1290 VT MICRO  ALTERNATIVE    NATURAL
                                  VALUE*       BOND*     GLOBAL EQUITY*     CAP*       STRATEGIES*   RESOURCES*
                               ------------- ----------- -------------- ------------- -------------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $244,624,265  $13,910,157   $3,252,632      $65,963       $14,154     $5,819,519
Receivable for shares of the
 Portfolios sold..............        2,732           --           --           --            --             --
Receivable for policy-related
 transactions.................           --       18,167          616        6,824           599            282
                               ------------  -----------   ----------      -------       -------     ----------
   Total assets...............  244,626,997   13,928,324    3,253,248       72,787        14,753      5,819,801
                               ------------  -----------   ----------      -------       -------     ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       18,044          519        6,824           599            271
Payable for policy-related
 transactions.................        2,732           --           --           --            --             --
                               ------------  -----------   ----------      -------       -------     ----------
   Total liabilities..........        2,732       18,044          519        6,824           599            271
                               ------------  -----------   ----------      -------       -------     ----------
NET ASSETS.................... $244,624,265  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
                               ============  ===========   ==========      =======       =======     ==========

NET ASSETS:
Accumulation unit values...... $244,624,064  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
Retained by AXA Equitable in
 Separate Account No. 70......          201           --           --           --            --             --
                               ------------  -----------   ----------      -------       -------     ----------
TOTAL NET ASSETS.............. $244,624,265  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
                               ============  ===========   ==========      =======       =======     ==========

Investments in shares of the
 Portfolios, at cost.......... $269,149,900  $15,139,208   $3,281,269      $74,282       $14,459     $6,374,883

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                     AB VPS
                                                                                                    BALANCED
                                                            1290 VT                    7TWELVE/TM/   WEALTH
                               1290 VT REAL 1290 VT SMALL  SMARTBETA  1290 VT SOCIALLY  BALANCED    STRATEGY
                                 ESTATE*     CAP VALUE*     EQUITY*     RESPONSIBLE*   PORTFOLIO   PORTFOLIO**
                               ------------ ------------- ----------- ---------------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,114,297    $107,266    $15,900,130    $6,185,139    $55,915,561 $4,596,977
Receivable for shares of the
 Portfolios sold..............          --          10         27,504           599             --        534
Receivable for policy-related
 transactions.................         113          --             --            --         15,033         --
                               -----------    --------    -----------    ----------    ----------- ----------
   Total assets...............  12,114,410     107,276     15,927,634     6,185,738     55,930,594  4,597,511
                               -----------    --------    -----------    ----------    ----------- ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          62          --             --            --         15,033         --
Payable for policy-related
 transactions.................          --           7         27,504           573             --        534
                               -----------    --------    -----------    ----------    ----------- ----------
   Total liabilities..........          62           7         27,504           573         15,033        534
                               -----------    --------    -----------    ----------    ----------- ----------
NET ASSETS.................... $12,114,348    $107,269    $15,900,130    $6,185,165    $55,915,561 $4,596,977
                               ===========    ========    ===========    ==========    =========== ==========

NET ASSETS:
Accumulation unit values...... $12,114,348    $107,269    $ 2,314,820    $6,185,165    $55,913,817 $4,595,981
Retained by AXA Equitable in
 Separate Account No. 70......          --          --     13,585,310            --          1,744        996
                               -----------    --------    -----------    ----------    ----------- ----------
TOTAL NET ASSETS.............. $12,114,348    $107,269    $15,900,130    $6,185,165    $55,915,561 $4,596,977
                               ===========    ========    ===========    ==========    =========== ==========

Investments in shares of the
 Portfolios, at cost.......... $12,955,311    $123,721    $14,418,271    $6,669,220    $56,204,047 $5,360,434

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                 AB VPS
                                 GLOBAL                     AB VPS
                                THEMATIC   AB VPS GROWTH INTERNATIONAL AB VPS REAL ESTATE AB VPS SMALL/
                                 GROWTH     AND INCOME      GROWTH         INVESTMENT     MID CAP VALUE   ALL ASSET
                               PORTFOLIO**  PORTFOLIO**   PORTFOLIO**     PORTFOLIO**      PORTFOLIO**  GROWTH-ALT 20*
                               ----------- ------------- ------------- ------------------ ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $1,309,735   $ 9,082,209   $7,139,772       $5,646,846      $4,259,258    $38,901,934
Receivable for shares of the
 Portfolios sold..............         --         2,828           --               --              --         36,109
Receivable for policy-related
 transactions.................     27,480            --        1,264            1,317           1,329             --
                               ----------   -----------   ----------       ----------      ----------    -----------
   Total assets...............  1,337,215     9,085,037    7,141,036        5,648,163       4,260,587     38,938,043
                               ----------   -----------   ----------       ----------      ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     27,439            --        1,264            1,304           1,239             --
Payable for policy-related
 transactions.................         --         2,695           --               --              --         36,060
                               ----------   -----------   ----------       ----------      ----------    -----------
   Total liabilities..........     27,439         2,695        1,264            1,304           1,239         36,060
                               ----------   -----------   ----------       ----------      ----------    -----------
NET ASSETS.................... $1,309,776   $ 9,082,342   $7,139,772       $5,646,859      $4,259,348    $38,901,983
                               ==========   ===========   ==========       ==========      ==========    ===========

NET ASSETS:
Accumulation unit values...... $1,309,776   $ 9,082,342   $7,139,257       $5,646,859      $4,259,348    $38,901,983
Retained by AXA Equitable in
 Separate Account No. 70......         --            --          515               --              --             --
                               ----------   -----------   ----------       ----------      ----------    -----------
TOTAL NET ASSETS.............. $1,309,776   $ 9,082,342   $7,139,772       $5,646,859      $4,259,348    $38,901,983
                               ==========   ===========   ==========       ==========      ==========    ===========

Investments in shares of the
 Portfolios, at cost.......... $1,365,992   $10,253,831   $7,369,518       $6,284,964      $4,968,148    $41,119,673

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                               AMERICAN                AMERICAN FUNDS
                                 ALPS | RED   CENTURY VP   AMERICAN       INSURANCE    AMERICAN FUNDS  AMERICAN FUNDS
                                ROCKS LISTED  INFLATION   CENTURY VP   SERIES(R) ASSET   INSURANCE       INSURANCE
                               PRIVATE EQUITY PROTECTION LARGE COMPANY   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL
                                 PORTFOLIO       FUND        VALUE        FUND/SM/        FUND/SM/    GROWTH FUND/SM/
                               -------------- ---------- ------------- --------------- -------------- ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,014
Receivable for shares of the
 Portfolios sold..............           --           --         201              --         12,881              --
Receivable for policy-related
 transactions.................          152          698          --         152,917             --          58,152
                                 ----------   ----------  ----------     -----------    -----------     -----------
   Total assets...............    3,843,252    7,906,475   1,681,647      70,268,146     34,820,017      10,987,166
                                 ----------   ----------  ----------     -----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          152          698          --         152,917             --          58,099
Payable for policy-related
 transactions.................           --           --         201              --         12,881              --
                                 ----------   ----------  ----------     -----------    -----------     -----------
   Total liabilities..........          152          698         201         152,917         12,881          58,099
                                 ----------   ----------  ----------     -----------    -----------     -----------
NET ASSETS....................   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,067
                                 ==========   ==========  ==========     ===========    ===========     ===========

NET ASSETS:
Accumulation unit values......   $3,841,795   $7,905,771  $1,680,486     $70,115,200    $34,806,873     $10,929,067
Retained by AXA Equitable in
 Separate Account No. 70......        1,305            6         960              29            263              --
                                 ----------   ----------  ----------     -----------    -----------     -----------
TOTAL NET ASSETS..............   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,067
                                 ==========   ==========  ==========     ===========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $4,375,757   $8,281,882  $1,827,169     $74,875,721    $36,446,883     $12,542,461

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                  AMERICAN FUNDS
                                AMERICAN FUNDS                    AMERICAN FUNDS    INSURANCE
                                  INSURANCE                         INSURANCE       SERIES(R)
                               SERIES(R) GLOBAL  AMERICAN FUNDS     SERIES(R)      MANAGED RISK  AMERICAN FUNDS
                                    SMALL           INSURANCE     INTERNATIONAL       ASSET        INSURANCE
                                CAPITALIZATION  SERIES(R) GROWTH-   GROWTH AND      ALLOCATION   SERIES(R) NEW  AXA 400 MANAGED
                                   FUND/SM/      INCOME FUND/SM/  INCOME FUND/SM/    FUND/SM/    WORLD FUND(R)    VOLATILITY*
                               ---------------- ----------------- --------------  -------------- -------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $16,863,683       $19,140,392      $6,876,404      $6,444,818    $51,491,688     $58,913,887
Receivable for shares of the
 Portfolios sold..............            --                --              --             745             --           6,194
Receivable for policy-related
 transactions.................        13,053            52,828          14,328              --         50,194              --
                                 -----------       -----------      ----------      ----------    -----------     -----------
   Total assets...............    16,876,736        19,193,220       6,890,732       6,445,563     51,541,882      58,920,081
                                 -----------       -----------      ----------      ----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        13,053            52,766          14,211              --         50,061              --
Payable for policy-related
 transactions.................            --                --              --             745             --           6,194
                                 -----------       -----------      ----------      ----------    -----------     -----------
   Total liabilities..........        13,053            52,766          14,211             745         50,061           6,194
                                 -----------       -----------      ----------      ----------    -----------     -----------
NET ASSETS....................   $16,863,683       $19,140,454      $6,876,521      $6,444,818    $51,491,821     $58,913,887
                                 ===========       ===========      ==========      ==========    ===========     ===========

NET ASSETS:
Accumulation unit values......   $16,862,756       $19,140,454      $6,876,521      $6,444,657    $51,491,821     $58,912,770
Retained by AXA Equitable in
 Separate Account No. 70......           927                --              --             161             --           1,117
                                 -----------       -----------      ----------      ----------    -----------     -----------
TOTAL NET ASSETS..............   $16,863,683       $19,140,454      $6,876,521      $6,444,818    $51,491,821     $58,913,887
                                 ===========       ===========      ==========      ==========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $18,792,832       $20,458,728      $7,343,326      $6,569,145    $53,486,661     $63,147,183

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                          AXA
                                 AXA 500     AXA 2000                                                 CONSERVATIVE
                                 MANAGED      MANAGED   AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH
                               VOLATILITY*  VOLATILITY*  ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*
                               ------------ ----------- -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
Receivable for shares of the
 Portfolios sold..............       51,563      37,570           --               --        129,439         36,964
Receivable for policy-related
 transactions.................           --          --        7,999          886,121             --             --
                               ------------ -----------  -----------   -------------- -------------- --------------
   Total assets...............  139,939,716  60,144,712   25,011,230    3,435,595,929  2,678,204,954  1,198,356,508
                               ------------ -----------  -----------   -------------- -------------- --------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --          --        7,999          886,121             --             --
Payable for policy-related
 transactions.................       51,563      37,570           --               --        129,439         36,964
                               ------------ -----------  -----------   -------------- -------------- --------------
   Total liabilities..........       51,563      37,570        7,999          886,121        129,439         36,964
                               ------------ -----------  -----------   -------------- -------------- --------------
NET ASSETS.................... $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
                               ============ ===========  ===========   ============== ============== ==============

NET ASSETS:
Accumulation unit values...... $139,884,149 $60,104,567  $25,002,757   $3,434,707,020 $2,678,064,750 $1,198,312,094
Retained by AXA Equitable in
 Separate Account No. 70......        4,004       2,575          474            2,788         10,765          7,450
                               ------------ -----------  -----------   -------------- -------------- --------------
TOTAL NET ASSETS.............. $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
                               ============ ===========  ===========   ============== ============== ==============

Investments in shares of the
 Portfolios, at cost.......... $120,132,295 $63,042,365  $27,478,213   $3,370,309,243 $2,615,359,073 $1,193,759,113

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               AXA
                                                                          INTERNATIONAL      AXA           AXA
                                   AXA        AXA GLOBAL                      CORE      INTERNATIONAL INTERNATIONAL
                               CONSERVATIVE EQUITY MANAGED   AXA GROWTH      MANAGED       MANAGED    VALUE MANAGED
                                STRATEGY*    VOLATILITY*     STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*
                               ------------ -------------- -------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
Receivable for shares of the
 Portfolios sold..............           --       21,259               --        1,983        22,530          280
Receivable for policy-related
 transactions.................      228,905           --          408,466           --            --           --
                               ------------  -----------   --------------  -----------   -----------   ----------
   Total assets...............  582,692,329   12,920,043    4,017,584,692   10,771,195    87,080,375    2,379,729
                               ------------  -----------   --------------  -----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      228,905           --          408,466           --            --           --
Payable for policy-related
 transactions.................           --       21,259               --        1,983        22,530          280
                               ------------  -----------   --------------  -----------   -----------   ----------
   Total liabilities..........      228,905       21,259          408,466        1,983        22,530          280
                               ------------  -----------   --------------  -----------   -----------   ----------
NET ASSETS.................... $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
                               ============  ===========   ==============  ===========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $582,462,974  $12,898,524   $4,017,171,785  $10,767,146   $87,055,763   $2,379,158
Retained by AXA Equitable in
 Separate Account No. 70......          450          260            4,441        2,066         2,082          291
                               ------------  -----------   --------------  -----------   -----------   ----------
TOTAL NET ASSETS.............. $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
                               ============  ===========   ==============  ===========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $601,787,862  $13,069,093   $3,904,867,635  $11,116,277   $91,175,741   $2,593,796

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                             AXA LARGE CAP
                               AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP                AXA MODERATE
                               CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED AXA MODERATE     GROWTH
                                VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*  ALLOCATION*    STRATEGY*
                               ------------- ------------- ------------- ------------- ------------ --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
Receivable for shares of the
 Portfolios sold..............       1,046         31,484            --            --            --        993,675
Receivable for policy-related
 transactions.................          --             --        14,284        10,980     1,211,547             --
                                ----------    -----------   -----------   -----------  ------------ --------------
   Total assets...............   8,198,270     21,035,610    20,233,995    14,316,815   153,888,789  5,691,468,843
                                ----------    -----------   -----------   -----------  ------------ --------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --             --        14,284        10,980     1,211,547             --
Payable for policy-related
 transactions.................       1,046         31,484            --            --            --        993,675
                                ----------    -----------   -----------   -----------  ------------ --------------
   Total liabilities..........       1,046         31,484        14,284        10,980     1,211,547        993,675
                                ----------    -----------   -----------   -----------  ------------ --------------
NET ASSETS....................  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
                                ==========    ===========   ===========   ===========  ============ ==============

NET ASSETS:
Accumulation unit values......  $8,196,652    $21,002,872   $20,219,524   $14,305,458  $152,607,303 $5,690,463,879
Retained by AXA Equitable in
 Separate Account No. 70......         572          1,254           187           377        69,939         11,289
                                ----------    -----------   -----------   -----------  ------------ --------------
TOTAL NET ASSETS..............  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
                                ==========    ===========   ===========   ===========  ============ ==============

Investments in shares of the
 Portfolios, at cost..........  $8,510,579    $20,669,854   $20,478,197   $16,360,789  $165,603,965 $5,409,826,109

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                         AXA/AB SHORT
                               AXA MODERATE-   AXA ULTRA    AXA/AB DYNAMIC                AXA/AB DYNAMIC   DURATION
                                   PLUS       CONSERVATIVE    AGGRESSIVE   AXA/AB DYNAMIC    MODERATE     GOVERNMENT
                                ALLOCATION*    STRATEGY*       GROWTH*        GROWTH*        GROWTH*        BOND*
                               ------------- -------------- -------------- -------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $57,026,105  $1,079,599,551  $82,653,488    $602,292,655  $2,350,649,320  $3,171,651
Receivable for shares of the
 Portfolios sold..............       58,470              --           --              --         247,537          --
Receivable for policy-related
 transactions.................           --       3,956,432      399,543         627,772              --     240,326
                                -----------  --------------  -----------    ------------  --------------  ----------
   Total assets...............   57,084,575   1,083,555,983   83,053,031     602,920,427   2,350,896,857   3,411,977
                                -----------  --------------  -----------    ------------  --------------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       3,933,917      399,228         627,642              --     240,233
Payable for policy-related
 transactions.................       58,470              --           --              --         247,537          --
                                -----------  --------------  -----------    ------------  --------------  ----------
   Total liabilities..........       58,470       3,933,917      399,228         627,642         247,537     240,233
                                -----------  --------------  -----------    ------------  --------------  ----------
NET ASSETS....................  $57,026,105  $1,079,622,066  $82,653,803    $602,292,785  $2,350,649,320  $3,171,744
                                ===========  ==============  ===========    ============  ==============  ==========

NET ASSETS:
Accumulation unit values......  $57,014,837  $1,079,622,066  $82,653,803    $602,292,785  $2,350,637,070  $3,171,744
Retained by AXA Equitable in
 Separate Account No. 70......       11,268              --           --              --          12,250          --
                                -----------  --------------  -----------    ------------  --------------  ----------
TOTAL NET ASSETS..............  $57,026,105  $1,079,622,066  $82,653,803    $602,292,785  $2,350,649,320  $3,171,744
                                ===========  ==============  ===========    ============  ==============  ==========

Investments in shares of the
 Portfolios, at cost..........  $62,559,488  $1,083,356,763  $90,292,055    $603,920,091  $2,311,440,749  $3,186,505

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   AXA/FRANKLIN
                                               AXA/     AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN
                                            CLEARBRIDGE   BALANCED     SMALL CAP    ALLOCATION     SACHS
                               AXA/AB SMALL  LARGE CAP    MANAGED    VALUE MANAGED   MANAGED     STRATEGIC
                               CAP GROWTH*    GROWTH*   VOLATILITY*   VOLATILITY*  VOLATILITY*  ALLOCATION*
                               ------------ ----------- ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,026
Receivable for shares of the
 Portfolios sold..............          --       11,997       5,771            --        6,364            --
Receivable for policy-related
 transactions.................       8,299           --          --        12,384           --     1,153,150
                               -----------  -----------  ----------   -----------  -----------  ------------
   Total assets...............  65,534,736   71,204,655   8,953,617     8,728,653   10,110,116   505,712,176
                               -----------  -----------  ----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       8,299           --          --        12,384           --     1,152,837
Payable for policy-related
 transactions.................          --       11,997       5,771            --        6,364            --
                               -----------  -----------  ----------   -----------  -----------  ------------
   Total liabilities..........       8,299       11,997       5,771        12,384        6,364     1,152,837
                               -----------  -----------  ----------   -----------  -----------  ------------
NET ASSETS.................... $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,339
                               ===========  ===========  ==========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values...... $65,526,318  $71,190,744  $8,947,311   $ 8,715,720  $10,103,361  $504,559,339
Retained by AXA Equitable in
 Separate Account No. 70......         119        1,914         535           549          391            --
                               -----------  -----------  ----------   -----------  -----------  ------------
TOTAL NET ASSETS.............. $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,339
                               ===========  ===========  ==========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost.......... $80,374,571  $76,495,013  $9,341,044   $10,175,605  $12,326,163  $518,182,376

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                AXA/TEMPLETON
                               AXA/INVESCO              AXA/JPMORGAN AXA/LEGG MASON AXA/LOOMIS  GLOBAL EQUITY
                                STRATEGIC    AXA/JANUS   STRATEGIC     STRATEGIC      SAYLES       MANAGED
                               ALLOCATION*  ENTERPRISE* ALLOCATION*   ALLOCATION*    GROWTH*     VOLATILITY*
                               ------------ ----------- ------------ -------------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $251,973,280 $51,796,500 $69,109,509   $162,944,693  $74,875,940  $14,060,344
Receivable for shares of the
 Portfolios sold..............       33,526          --          --             --       25,530        7,687
Receivable for policy-related
 transactions.................           --      59,180     526,664        408,036           --           --
                               ------------ ----------- -----------   ------------  -----------  -----------
   Total assets...............  252,006,806  51,855,680  69,636,173    163,352,729   74,901,470   14,068,031
                               ------------ ----------- -----------   ------------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --      59,180     526,463        407,820           --           --
Payable for policy-related
 transactions.................       33,427          --          --             --       25,530        7,687
                               ------------ ----------- -----------   ------------  -----------  -----------
   Total liabilities..........       33,427      59,180     526,463        407,820       25,530        7,687
                               ------------ ----------- -----------   ------------  -----------  -----------
NET ASSETS.................... $251,973,379 $51,796,500 $69,109,710   $162,944,909  $74,875,940  $14,060,344
                               ============ =========== ===========   ============  ===========  ===========

NET ASSETS:
Accumulation unit values...... $251,973,379 $51,795,947 $69,109,710   $162,944,820  $74,860,406  $14,059,493
Retained by AXA Equitable in
 Separate Account No. 70......           --         553          --             89       15,534          851
                               ------------ ----------- -----------   ------------  -----------  -----------
TOTAL NET ASSETS.............. $251,973,379 $51,796,500 $69,109,710   $162,944,909  $74,875,940  $14,060,344
                               ============ =========== ===========   ============  ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $256,131,349 $55,352,405 $73,144,256   $168,280,165  $75,889,193  $15,119,840

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                      BLACKROCK     BLACKROCK
                                                       GLOBAL       LARGE CAP   CHARTER/SM/
                                                   ALLOCATION V.I. FOCUS GROWTH AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                                        FUND        V.I. FUND    GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*
                                                   --------------- ------------ ----------  ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $104,286,403   $55,832,773  $6,961,591   $31,599,348  $14,854,879 $32,550,256
Receivable for shares of the Portfolios sold......            --            --          --            --           --     153,461
Receivable for policy-related transactions........           358         8,373      59,288        18,779       39,051          --
                                                    ------------   -----------  ----------   -----------  ----------- -----------
   Total assets...................................   104,286,761    55,841,146   7,020,879    31,618,127   14,893,930  32,703,717
                                                    ------------   -----------  ----------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....           358         8,373      59,278        18,739       39,051          --
Payable for policy-related transactions...........            --            --          --            --           --     153,426
                                                    ------------   -----------  ----------   -----------  ----------- -----------
   Total liabilities..............................           358         8,373      59,278        18,739       39,051     153,426
                                                    ------------   -----------  ----------   -----------  ----------- -----------
NET ASSETS........................................  $104,286,403   $55,832,773  $6,961,601   $31,599,388  $14,854,879 $32,550,291
                                                    ============   ===========  ==========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values..........................  $104,284,720   $55,832,605  $6,961,601   $31,599,388  $14,854,846 $32,550,291
Retained by AXA Equitable in Separate Account
 No. 70...........................................         1,683           168          --            --           33          --
                                                    ------------   -----------  ----------   -----------  ----------- -----------
TOTAL NET ASSETS..................................  $104,286,403   $55,832,773  $6,961,601   $31,599,388  $14,854,879 $32,550,291
                                                    ============   ===========  ==========   ===========  =========== ===========

Investments in shares of the Portfolios, at cost..  $114,758,584   $63,249,434  $7,374,714   $32,573,228  $15,696,750 $33,781,158

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                CLEARBRIDGE
                                                                                 VARIABLE   CLEARBRIDGE
                               CHARTER/SM/ CHARTER/SM/  CHARTER/SM/ CHARTER/SM/ AGGRESSIVE    VARIABLE
                                MODERATE   MULTI-SECTOR SMALL CAP   SMALL CAP     GROWTH    APPRECIATION
                                GROWTH*       BOND*      GROWTH*      VALUE*     PORTFOLIO   PORTFOLIO
                               ----------- ------------ ----------  ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $28,269,942  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,641
Receivable for shares of the
 Portfolios sold..............     152,066         166          --           --          --          --
Receivable for policy-related
 transactions.................          --          --       1,616        3,873      19,073       1,120
                               -----------  ----------  ----------  ----------- ----------- -----------
   Total assets...............  28,422,008   1,441,231   8,822,094   14,647,287  46,699,075  13,831,761
                               -----------  ----------  ----------  ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          --       1,616        3,873      19,073       1,059
Payable for policy-related
 transactions.................     152,025         166          --           --          --          --
                               -----------  ----------  ----------  ----------- ----------- -----------
   Total liabilities..........     152,025         166       1,616        3,873      19,073       1,059
                               -----------  ----------  ----------  ----------- ----------- -----------
NET ASSETS.................... $28,269,983  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,702
                               ===========  ==========  ==========  =========== =========== ===========

NET ASSETS:
Accumulation unit values...... $28,269,983  $1,440,631  $8,819,905  $14,641,018 $46,679,564 $13,830,702
Retained by AXA Equitable in
 Separate Account No. 70......          --         434         573        2,396         438          --
                               -----------  ----------  ----------  ----------- ----------- -----------
TOTAL NET ASSETS.............. $28,269,983  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,702
                               ===========  ==========  ==========  =========== =========== ===========

Investments in shares of the
 Portfolios, at cost.......... $29,491,159  $1,505,414  $9,539,352  $15,790,531 $55,733,217 $13,543,703

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               CLEARBRIDGE
                                VARIABLE                                                 DELAWARE VIP(R)
                                DIVIDEND    CLEARBRIDGE  DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT
                                STRATEGY   VARIABLE MID    DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE
                                PORTFOLIO  CAP PORTFOLIO  INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND
                               ----------- ------------- --------------- --------------- --------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $31,531,969  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
Receivable for shares of the
 Portfolios sold..............          --          --           1,335             --               --             --
Receivable for policy-related
 transactions.................      35,137       2,786              --         19,859            1,961         88,302
                               -----------  ----------     -----------     ----------      -----------    -----------
   Total assets...............  31,567,106   4,273,259      18,331,920      4,398,577        9,897,958     46,314,784
                               -----------  ----------     -----------     ----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      35,021       2,786              --         19,859            1,961         88,302
Payable for policy-related
 transactions.................          --          --           1,335             --               --             --
                               -----------  ----------     -----------     ----------      -----------    -----------
   Total liabilities..........      35,021       2,786           1,335         19,859            1,961         88,302
                               -----------  ----------     -----------     ----------      -----------    -----------
NET ASSETS.................... $31,532,085  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
                               ===========  ==========     ===========     ==========      ===========    ===========

NET ASSETS:
Accumulation unit values...... $31,532,085  $4,270,463     $18,311,124     $4,376,029      $ 9,884,799    $46,214,301
Retained by AXA Equitable in
 Separate Account No. 70......          --          10          19,461          2,689           11,198         12,181
                               -----------  ----------     -----------     ----------      -----------    -----------
TOTAL NET ASSETS.............. $31,532,085  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
                               ===========  ==========     ===========     ==========      ===========    ===========

Investments in shares of the
 Portfolios, at cost.......... $31,005,660  $4,658,284     $19,121,713     $4,935,255      $10,128,935    $47,912,799

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                        EQ/CLEARBRIDGE
                                 EQ/AMERICAN   EQ/BLACKROCK EQ/CAPITAL  SELECT EQUITY
                               CENTURY MID CAP BASIC VALUE   GUARDIAN      MANAGED      EQ/COMMON   EQ/CORE BOND
                                   VALUE*        EQUITY*    RESEARCH*    VOLATILITY*   STOCK INDEX*    INDEX*
                               --------------- ------------ ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,813  $299,414,444
Receivable for shares of the
 Portfolios sold..............            --             --      13,975          289            --            --
Receivable for policy-related
 transactions.................        30,121         27,602          --           --        56,767        23,377
                                ------------   ------------ -----------   ----------   -----------  ------------
   Total assets...............   125,204,604    127,574,167  16,267,929    4,319,151    55,626,580   299,437,821
                                ------------   ------------ -----------   ----------   -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        30,121         27,602          --           --        56,625        23,377
Payable for policy-related
 transactions.................            --             --      13,975          289            --            --
                                ------------   ------------ -----------   ----------   -----------  ------------
   Total liabilities..........        30,121         27,602      13,975          289        56,625        23,377
                                ------------   ------------ -----------   ----------   -----------  ------------
NET ASSETS....................  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,955  $299,414,444
                                ============   ============ ===========   ==========   ===========  ============

NET ASSETS:
Accumulation unit values......  $125,143,308   $127,523,111 $16,246,826   $4,318,856   $55,569,955  $299,405,969
Retained by AXA Equitable in
 Separate Account No. 70......        31,175         23,454       7,128            6            --         8,475
                                ------------   ------------ -----------   ----------   -----------  ------------
TOTAL NET ASSETS..............  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,955  $299,414,444
                                ============   ============ ===========   ==========   ===========  ============

Investments in shares of the
 Portfolios, at cost..........  $140,527,362   $131,314,313 $16,358,688   $6,216,865   $55,424,991  $309,839,802

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN EQ/FRANKLIN
                               MARKETS EQUITY EQ/EQUITY 500 INSTITUTIONAL AM/SM/   RISING     STRATEGIC  EQ/GLOBAL
                                   PLUS*         INDEX*         LARGE CAP*       DIVIDENDS*    INCOME*   BOND PLUS*
                               -------------- ------------- -------------------  ----------- ----------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $7,441,476   $317,618,156     $151,015,488      $75,712,411 $56,671,487 $8,279,485
Receivable for shares of the
 Portfolios sold..............           --             --               --               --     138,222        455
Receivable for policy-related
 transactions.................       44,377        674,149           14,061           11,674          --         --
                                 ----------   ------------     ------------      ----------- ----------- ----------
   Total assets...............    7,485,853    318,292,305      151,029,549       75,724,085  56,809,709  8,279,940
                                 ----------   ------------     ------------      ----------- ----------- ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       44,336        674,149           14,061           10,984          --         --
Payable for policy-related
 transactions.................           --             --               --               --     138,222        455
                                 ----------   ------------     ------------      ----------- ----------- ----------
   Total liabilities..........       44,336        674,149           14,061           10,984     138,222        455
                                 ----------   ------------     ------------      ----------- ----------- ----------
NET ASSETS....................   $7,441,517   $317,618,156     $151,015,488      $75,713,101 $56,671,487 $8,279,485
                                 ==========   ============     ============      =========== =========== ==========

NET ASSETS:
Accumulation unit values......   $7,441,517   $317,572,209     $150,996,694      $75,713,101 $56,644,507 $8,279,126
Retained by AXA Equitable in
 Separate Account No. 70......           --         45,947           18,794               --      26,980        359
                                 ----------   ------------     ------------      ----------- ----------- ----------
TOTAL NET ASSETS..............   $7,441,517   $317,618,156     $151,015,488      $75,713,101 $56,671,487 $8,279,485
                                 ==========   ============     ============      =========== =========== ==========

Investments in shares of the
 Portfolios, at cost..........   $8,409,111   $304,523,382     $170,548,806      $81,681,266 $57,778,134 $8,672,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               EQ/GOLDMAN  EQ/INTERMEDIATE                              EQ/INVESCO   EQ/INVESCO
                               SACHS MID     GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                               CAP VALUE*       BOND*       EQUITY INDEX*   COMSTOCK*     ESTATE*      GROWTH*
                               ----------- --------------- ---------------- ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $24,195,448  $111,963,778     $43,180,799    $42,833,504 $66,530,213  $42,017,538
Receivable for shares of the
 Portfolios sold..............          --        51,228              --             --          --           --
Receivable for policy-related
 transactions.................      11,649            --          21,431         59,861      17,830       40,439
                               -----------  ------------     -----------    ----------- -----------  -----------
   Total assets...............  24,207,097   112,015,006      43,202,230     42,893,365  66,548,043   42,057,977
                               -----------  ------------     -----------    ----------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      11,649            --          21,380         59,861      17,830       40,218
Payable for policy-related
 transactions.................          --        51,228              --             --          --           --
                               -----------  ------------     -----------    ----------- -----------  -----------
   Total liabilities..........      11,649        51,228          21,380         59,861      17,830       40,218
                               -----------  ------------     -----------    ----------- -----------  -----------
NET ASSETS.................... $24,195,448  $111,963,778     $43,180,850    $42,833,504 $66,530,213  $42,017,759
                               ===========  ============     ===========    =========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $24,184,874  $111,961,909     $43,180,850    $42,832,579 $66,529,823  $42,017,759
Retained by AXA Equitable in
 Separate Account No. 70......      10,574         1,869              --            925         390           --
                               -----------  ------------     -----------    ----------- -----------  -----------
TOTAL NET ASSETS.............. $24,195,448  $111,963,778     $43,180,850    $42,833,504 $66,530,213  $42,017,759
                               ===========  ============     ===========    =========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $26,720,174  $113,986,961     $48,722,400    $44,222,842 $67,750,577  $44,335,346

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                             EQ/IVY SCIENCE  EQ/JPMORGAN
                                              EQ/IVY MID CAP      AND           VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                               EQ/IVY ENERGY*    GROWTH*      TECHNOLOGY*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                               -------------- -------------- -------------- -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $21,297,646    $56,849,868    $78,635,570    $17,562,016    $69,808,522  $39,820,128
Receivable for shares of the
 Portfolios sold..............           --         28,934          1,320             --             --       24,634
Receivable for policy-related
 transactions.................      240,276             --             --         11,507         60,596           --
                                -----------    -----------    -----------    -----------    -----------  -----------
   Total assets...............   21,537,922     56,878,802     78,636,890     17,573,523     69,869,118   39,844,762
                                -----------    -----------    -----------    -----------    -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      240,074             --             --         11,507         60,471           --
Payable for policy-related
 transactions.................           --         28,934          1,259             --             --       24,634
                                -----------    -----------    -----------    -----------    -----------  -----------
   Total liabilities..........      240,074         28,934          1,259         11,507         60,471       24,634
                                -----------    -----------    -----------    -----------    -----------  -----------
NET ASSETS....................  $21,297,848    $56,849,868    $78,635,631    $17,562,016    $69,808,647  $39,820,128
                                ===========    ===========    ===========    ===========    ===========  ===========

NET ASSETS:
Accumulation unit values......  $21,297,782    $56,849,004    $78,635,631    $17,561,732    $69,808,647  $39,793,857
Retained by AXA Equitable in
 Separate Account No. 70......           66            864             --            284             --       26,271
                                -----------    -----------    -----------    -----------    -----------  -----------
TOTAL NET ASSETS..............  $21,297,848    $56,849,868    $78,635,631    $17,562,016    $69,808,647  $39,820,128
                                ===========    ===========    ===========    ===========    ===========  ===========

Investments in shares of the
 Portfolios, at cost..........  $31,207,753    $62,355,459    $88,854,025    $20,850,074    $69,946,680  $43,645,582

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                  EQ/LAZARD       EQ/MFS        EQ/MFS
                                  EMERGING     INTERNATIONAL INTERNATIONAL   EQ/MFS    EQ/MFS UTILITIES EQ/MID CAP
                               MARKETS EQUITY*    GROWTH*       VALUE*     TECHNOLOGY*     SERIES*        INDEX*
                               --------------- ------------- ------------- ----------- ---------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $79,676,701    $50,555,529  $211,747,335  $33,121,314   $50,222,840    $82,404,053
Receivable for shares of the
 Portfolios sold..............            --             --            --        5,061        15,334             --
Receivable for policy-related
 transactions.................        19,949         10,022        35,969           --            --        130,020
                                 -----------    -----------  ------------  -----------   -----------    -----------
   Total assets...............    79,696,650     50,565,551   211,783,304   33,126,375    50,238,174     82,534,073
                                 -----------    -----------  ------------  -----------   -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        19,949          9,968        35,969           --            --        130,020
Payable for policy-related
 transactions.................            --             --            --        5,061        15,032             --
                                 -----------    -----------  ------------  -----------   -----------    -----------
   Total liabilities..........        19,949          9,968        35,969        5,061        15,032        130,020
                                 -----------    -----------  ------------  -----------   -----------    -----------
NET ASSETS....................   $79,676,701    $50,555,583  $211,747,335  $33,121,314   $50,223,142    $82,404,053
                                 ===========    ===========  ============  ===========   ===========    ===========

NET ASSETS:
Accumulation unit values......   $79,665,820    $50,555,583  $211,735,855  $33,121,148   $50,223,142    $82,361,000
Retained by AXA Equitable in
 Separate Account No. 70......        10,881             --        11,480          166            --         43,053
                                 -----------    -----------  ------------  -----------   -----------    -----------
TOTAL NET ASSETS..............   $79,676,701    $50,555,583  $211,747,335  $33,121,314   $50,223,142    $82,404,053
                                 ===========    ===========  ============  ===========   ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $80,686,983    $55,663,442  $221,209,814  $36,847,985   $52,194,446    $96,421,973

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                            EQ/PIMCO
                                 EQ/MONEY   EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO REAL EQ/PIMCO TOTAL EQ/PIMCO ULTRA
                                 MARKET*       GLOBAL*       RETURN*      RETURN*       RETURN*      SHORT BOND*
                               ------------ -------------- ----------- ------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $121,541,448  $72,309,489   $24,895,802  $48,455,832   $165,338,588   $44,737,347
Receivable for shares of the
 Portfolios sold..............    1,001,886           --            --       13,432             --            --
Receivable for policy-related
 transactions.................           --       76,820        20,761           --         58,829       105,610
                               ------------  -----------   -----------  -----------   ------------   -----------
   Total assets...............  122,543,334   72,386,309    24,916,563   48,469,264    165,397,417    44,842,957
                               ------------  -----------   -----------  -----------   ------------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       76,820        20,636           --         58,829       105,610
Payable for policy-related
 transactions.................    1,001,886           --            --       13,432             --            --
                               ------------  -----------   -----------  -----------   ------------   -----------
   Total liabilities..........    1,001,886       76,820        20,636       13,432         58,829       105,610
                               ------------  -----------   -----------  -----------   ------------   -----------
NET ASSETS.................... $121,541,448  $72,309,489   $24,895,927  $48,455,832   $165,338,588   $44,737,347
                               ============  ===========   ===========  ===========   ============   ===========

NET ASSETS:
Accumulation unit values...... $121,515,661  $72,309,341   $24,895,927  $48,416,140   $165,330,477   $44,723,690
Retained by AXA Equitable in
 Separate Account No. 70......       25,787          148            --       39,692          8,111        13,657
                               ------------  -----------   -----------  -----------   ------------   -----------
TOTAL NET ASSETS.............. $121,541,448  $72,309,489   $24,895,927  $48,455,832   $165,338,588   $44,737,347
                               ============  ===========   ===========  ===========   ============   ===========

Investments in shares of the
 Portfolios, at cost.......... $121,539,342  $71,670,598   $25,640,510  $48,620,609   $164,333,057   $45,265,897

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/T. ROWE PRICE               FEDERATED HIGH
                               EQ/QUALITY BOND    EQ/SMALL    EQ/T. ROWE PRICE      HEALTH      EQ/UBS GROWTH  INCOME BOND
                                    PLUS*      COMPANY INDEX*  GROWTH STOCK*      SCIENCES*       & INCOME*      FUND II
                               --------------- -------------- ---------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
Receivable for shares of the
 Portfolios sold..............         9,335             --               --               --           604             --
Receivable for policy-related
 transactions.................            --        128,781          143,196           79,708            --         12,378
                                 -----------    -----------     ------------     ------------    ----------    -----------
   Total assets...............    26,341,373     59,650,102      213,201,364      145,194,282     5,777,040     20,302,647
                                 -----------    -----------     ------------     ------------    ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --        128,781          143,196           79,708            --         12,378
Payable for policy-related
 transactions.................         9,335             --               --               --           604             --
                                 -----------    -----------     ------------     ------------    ----------    -----------
   Total liabilities..........         9,335        128,781          143,196           79,708           604         12,378
                                 -----------    -----------     ------------     ------------    ----------    -----------
NET ASSETS....................   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
                                 ===========    ===========     ============     ============    ==========    ===========

NET ASSETS:
Accumulation unit values......   $26,331,653    $59,474,707     $213,057,124     $145,114,120    $5,775,922    $20,289,917
Retained by AXA Equitable in
 Separate Account No. 70......           385         46,614            1,044              454           514            352
                                 -----------    -----------     ------------     ------------    ----------    -----------
TOTAL NET ASSETS..............   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
                                 ===========    ===========     ============     ============    ==========    ===========

Investments in shares of the
 Portfolios, at cost..........   $26,853,955    $72,497,782     $209,246,552     $161,386,939    $6,553,434    $21,795,654

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                           FIDELITY(R) VIP
                                FEDERATED  ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                KAUFMANN       GROWTH       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030
                                 FUND II      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                               ----------- --------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
Receivable for shares of the
 Portfolios sold..............          --          70              53              158             171            100
Receivable for policy-related
 transactions.................      29,439          --              --               --              --             --
                               -----------    --------        --------       ----------      ----------       --------
   Total assets...............  12,373,203     596,716         433,914        1,355,401       1,487,003        808,289
                               -----------    --------        --------       ----------      ----------       --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      29,439          --              --               --              --             --
Payable for policy-related
 transactions.................          --          70              53              158             171            100
                               -----------    --------        --------       ----------      ----------       --------
   Total liabilities..........      29,439          70              53              158             171            100
                               -----------    --------        --------       ----------      ----------       --------
NET ASSETS.................... $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
                               ===========    ========        ========       ==========      ==========       ========

NET ASSETS:
Accumulation unit values...... $12,342,940    $596,342        $433,559       $1,354,980      $1,486,567       $807,897
Retained by AXA Equitable in
 Separate Account No. 70......         824         304             302              263             265            292
                               -----------    --------        --------       ----------      ----------       --------
TOTAL NET ASSETS.............. $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
                               ===========    ========        ========       ==========      ==========       ========

Investments in shares of the
 Portfolios, at cost.......... $12,489,834    $650,705        $435,202       $1,378,748      $1,446,551       $811,853

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                FIRST TRUST/DOW
                                                   FIDELITY(R) VIP FIRST TRUST  JONES DIVIDEND     FRANKLIN
                                                      STRATEGIC    MULTI INCOME    & INCOME     FOUNDING FUNDS
                               FIDELITY(R) VIP MID     INCOME       ALLOCATION    ALLOCATION    ALLOCATION VIP    FRANKLIN
                                  CAP PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO         FUND      INCOME VIP FUND
                               ------------------- --------------- ------------ --------------- -------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....     $73,141,856      $124,541,142    $4,066,904    $46,896,606    $29,692,901     $87,447,377
Receivable for shares of the
 Portfolios sold..............              --                --            --             --          8,166              --
Receivable for policy-related
 transactions.................          60,682            61,226        24,979         25,986             --           1,951
                                   -----------      ------------    ----------    -----------    -----------     -----------
   Total assets...............      73,202,538       124,602,368     4,091,883     46,922,592     29,701,067      87,449,328
                                   -----------      ------------    ----------    -----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          60,682            61,093        23,869         25,986             --           1,951
Payable for policy-related
 transactions.................              --                --            --             --          7,869              --
                                   -----------      ------------    ----------    -----------    -----------     -----------
   Total liabilities..........          60,682            61,093        23,869         25,986          7,869           1,951
                                   -----------      ------------    ----------    -----------    -----------     -----------
NET ASSETS....................     $73,141,856      $124,541,275    $4,068,014    $46,896,606    $29,693,198     $87,447,377
                                   ===========      ============    ==========    ===========    ===========     ===========

NET ASSETS:
Accumulation unit values......     $73,124,187      $124,541,275    $4,068,014    $46,896,333    $29,693,198     $87,447,364
Retained by AXA Equitable in
 Separate Account No. 70......          17,669                --            --            273             --              13
                                   -----------      ------------    ----------    -----------    -----------     -----------
TOTAL NET ASSETS..............     $73,141,856      $124,541,275    $4,068,014    $46,896,606    $29,693,198     $87,447,377
                                   ===========      ============    ==========    ===========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........     $83,261,392      $131,480,733    $4,278,062    $47,575,992    $31,826,419     $91,684,813

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                FRANKLIN   GUGGENHEIM VIF                   HARTFORD     HARTFORD
                                 MUTUAL    GLOBAL MANAGED GUGGENHEIM VIF    CAPITAL       GROWTH      INVESCO V.I.
                               SHARES VIP     FUTURES       MULTI-HEDGE   APPRECIATION OPPORTUNITIES    AMERICAN
                                  FUND     STRATEGY FUND  STRATEGIES FUND   HLS FUND     HLS FUND    FRANCHISE FUND
                               ----------- -------------- --------------- ------------ ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $11,181,934   $2,773,207      $619,854     $16,715,369   $36,325,062     $555,461
Receivable for shares of the
 Portfolios sold..............       1,400           --            74             759            --           64
Receivable for policy-related
 transactions.................          --          351            --              --        47,538           --
                               -----------   ----------      --------     -----------   -----------     --------
   Total assets...............  11,183,334    2,773,558       619,928      16,716,128    36,372,600      555,525
                               -----------   ----------      --------     -----------   -----------     --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          351            --              --        47,450           --
Payable for policy-related
 transactions.................       1,400           --            74             735            --           64
                               -----------   ----------      --------     -----------   -----------     --------
   Total liabilities..........       1,400          351            74             735        47,450           64
                               -----------   ----------      --------     -----------   -----------     --------
NET ASSETS.................... $11,181,934   $2,773,207      $619,854     $16,715,393   $36,325,150     $555,461
                               ===========   ==========      ========     ===========   ===========     ========

NET ASSETS:
Accumulation unit values...... $11,180,326   $2,772,853      $619,798     $16,715,393   $36,325,150     $515,731
Retained by AXA Equitable in
 Separate Account No. 70......       1,608          354            56              --            --       39,730
                               -----------   ----------      --------     -----------   -----------     --------
TOTAL NET ASSETS.............. $11,181,934   $2,773,207      $619,854     $16,715,393   $36,325,150     $555,461
                               ===========   ==========      ========     ===========   ===========     ========

Investments in shares of the
 Portfolios, at cost.......... $12,958,874   $3,064,482      $618,131     $18,903,594   $38,193,523     $597,478

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               INVESCO V.I.
                               BALANCED-RISK INVESCO V.I.  INVESCO V.I. INVESCO V.I.                   INVESCO V.I. MID
                                ALLOCATION    DIVERSIFIED   EQUITY AND  HEALTH CARE  INVESCO V.I. HIGH CAP CORE EQUITY
                                   FUND      DIVIDEND FUND INCOME FUND      FUND        YIELD FUND           FUND
                               ------------- ------------- ------------ ------------ ----------------- ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $ 9,610,082   $62,246,630  $15,214,373   $5,369,346     $38,789,199      $10,933,363
Receivable for policy-related
 transactions.................          663        27,288       13,099          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
   Total assets...............    9,610,745    62,273,918   15,227,472    5,370,084      38,827,627       10,975,222
                                -----------   -----------  -----------   ----------     -----------      -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          652        27,288       13,030          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
   Total liabilities..........          652        27,288       13,030          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
NET ASSETS....................  $ 9,610,093   $62,246,630  $15,214,442   $5,369,346     $38,789,199      $10,933,363
                                ===========   ===========  ===========   ==========     ===========      ===========

NET ASSETS:
Accumulation unit values......  $ 9,610,093   $62,246,137  $15,214,442   $5,357,845     $38,789,065      $10,932,994
Retained by AXA Equitable in
 Separate Account No. 70......           --           493           --       11,501             134              369
                                -----------   -----------  -----------   ----------     -----------      -----------
TOTAL NET ASSETS..............  $ 9,610,093   $62,246,630  $15,214,442   $5,369,346     $38,789,199      $10,933,363
                                ===========   ===========  ===========   ==========     ===========      ===========

Investments in shares of the
 Portfolios, at cost..........  $11,207,500   $66,278,571  $16,519,518   $6,424,979     $41,885,257      $13,397,432

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               INVESCO V.I.
                                SMALL CAP   IVY VIP ASSET IVY VIP GLOBAL IVY VIP HIGH IVY VIP NATURAL IVY VIP SMALL CAP
                               EQUITY FUND    STRATEGY    EQUITY INCOME     INCOME       RESOURCES         GROWTH
                               ------------ ------------- -------------- ------------ --------------- -----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
Receivable for shares of the
 Portfolios sold..............          --         4,478        12,847             --          275             6,086
Receivable for policy-related
 transactions.................       4,354            --            --         29,640           --                --
                               -----------   -----------   -----------   ------------   ----------       -----------
   Total assets...............  17,373,760    32,378,858    12,491,821    121,869,192    7,038,903        31,477,518
                               -----------   -----------   -----------   ------------   ----------       -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       4,354            --            --         29,640           --                --
Payable for policy-related
 transactions.................          --         4,478        12,847             --          275             6,086
                               -----------   -----------   -----------   ------------   ----------       -----------
   Total liabilities..........       4,354         4,478        12,847         29,640          275             6,086
                               -----------   -----------   -----------   ------------   ----------       -----------
NET ASSETS.................... $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
                               ===========   ===========   ===========   ============   ==========       ===========

NET ASSETS:
Accumulation unit values...... $17,369,378   $32,373,383   $12,478,062   $121,831,786   $7,034,302       $31,394,318
Retained by AXA Equitable in
 Separate Account No. 70......          28           997           912          7,766        4,326            77,114
                               -----------   -----------   -----------   ------------   ----------       -----------
TOTAL NET ASSETS.............. $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
                               ===========   ===========   ===========   ============   ==========       ===========

Investments in shares of the
 Portfolios, at cost.......... $21,619,969   $37,912,270   $14,524,839   $133,950,084   $9,231,387       $41,632,747

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                          JPMORGAN     JPMORGAN    LORD ABBETT
                                  JANUS        JANUS         JANUS       INSURANCE    INSURANCE   SERIES FUND --
                                HENDERSON    HENDERSON   HENDERSON U.S. TRUST GLOBAL TRUST INCOME      BOND
                                BALANCED   FLEXIBLE BOND LOW VOLATILITY  ALLOCATION    BUILDER      DEBENTURE
                                PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                               ----------- ------------- -------------- ------------ ------------ --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $84,156,913  $26,851,310   $11,067,677   $21,558,416  $19,791,842   $127,291,377
Receivable for shares of the
 Portfolios sold..............          --           --        36,358           617        1,399             --
Receivable for policy-related
 transactions.................     141,316        5,894            --            --           --         59,198
                               -----------  -----------   -----------   -----------  -----------   ------------
   Total assets...............  84,298,229   26,857,204    11,104,035    21,559,033   19,793,241    127,350,575
                               -----------  -----------   -----------   -----------  -----------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     141,316        5,626            --            --           --         59,164
Payable for policy-related
 transactions.................          --           --        36,349           558        1,250             --
                               -----------  -----------   -----------   -----------  -----------   ------------
   Total liabilities..........     141,316        5,626        36,349           558        1,250         59,164
                               -----------  -----------   -----------   -----------  -----------   ------------
NET ASSETS.................... $84,156,913  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
                               ===========  ===========   ===========   ===========  ===========   ============

NET ASSETS:
Accumulation unit values...... $84,156,736  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
Retained by AXA Equitable in
 Separate Account No. 70......         177           --            --            --           --             --
                               -----------  -----------   -----------   -----------  -----------   ------------
TOTAL NET ASSETS.............. $84,156,913  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
                               ===========  ===========   ===========   ===========  ===========   ============

Investments in shares of the
 Portfolios, at cost.......... $81,970,837  $28,114,272   $10,940,554   $21,922,263  $20,254,879   $138,626,342

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                               LORD ABBETT                       MFS(R)
                                LORD ABBETT   SERIES FUND --                  MASSACHUSETTS
                               SERIES FUND --     GROWTH                        INVESTORS
                               CLASSIC STOCK  OPPORTUNITIES  MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) VALUE
                                 PORTFOLIO      PORTFOLIO      TRUST SERIES     PORTFOLIO       SERIES         SERIES
                               -------------- -------------- ---------------- ------------- --------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,919
Receivable for shares of the
 Portfolios sold..............          431            480              --          20,646            --             --
Receivable for policy-related
 transactions.................           --             --          65,235              --        18,790          3,256
                                 ----------     ----------     -----------     -----------    ----------    -----------
   Total assets...............    3,741,731      4,112,705      12,256,383      13,380,938     2,600,599     25,662,175
                                 ----------     ----------     -----------     -----------    ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --             --          65,235              --        18,790          3,193
Payable for policy-related
 transactions.................          431            480              --          20,646            --             --
                                 ----------     ----------     -----------     -----------    ----------    -----------
   Total liabilities..........          431            480          65,235          20,646        18,790          3,193
                                 ----------     ----------     -----------     -----------    ----------    -----------
NET ASSETS....................   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,982
                                 ==========     ==========     ===========     ===========    ==========    ===========

NET ASSETS:
Accumulation unit values......   $3,741,021     $4,111,218     $12,191,109     $13,359,582    $2,581,784    $25,658,982
Retained by AXA Equitable in
 Separate Account No. 70......          279          1,007              39             710            25             --
                                 ----------     ----------     -----------     -----------    ----------    -----------
TOTAL NET ASSETS..............   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,982
                                 ==========     ==========     ===========     ===========    ==========    ===========

Investments in shares of the
 Portfolios, at cost..........   $4,774,465     $4,858,376     $12,494,553     $13,213,277    $2,878,175    $29,204,927

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                    NEUBERGER
                                                                                                     BERMAN
                               MULTIMANAGER              MULTIMANAGER                             INTERNATIONAL
                                AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER    EQUITY
                                 EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                               ------------ ------------ ------------ -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,822   $3,616,499
Receivable for shares of the
 Portfolios sold..............          --         4,797          --            --            --           --
Receivable for policy-related
 transactions.................      14,451            --       7,403        24,995        32,439        3,202
                               -----------  ------------ -----------    ----------   -----------   ----------
   Total assets...............  15,818,640    98,290,276  26,794,973     9,231,122    48,934,261    3,619,701
                               -----------  ------------ -----------    ----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      14,451            --       7,403        24,995        32,302        3,193
Payable for policy-related
 transactions.................          --         4,797          --            --            --           --
                               -----------  ------------ -----------    ----------   -----------   ----------
   Total liabilities..........      14,451         4,797       7,403        24,995        32,302        3,193
                               -----------  ------------ -----------    ----------   -----------   ----------
NET ASSETS.................... $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,959   $3,616,508
                               ===========  ============ ===========    ==========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $15,759,074  $ 98,255,517 $26,787,525    $9,205,784   $48,901,959   $3,616,508
Retained by AXA Equitable in
 Separate Account No. 70......      45,115        29,962          45           343            --           --
                               -----------  ------------ -----------    ----------   -----------   ----------
TOTAL NET ASSETS.............. $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,959   $3,616,508
                               ===========  ============ ===========    ==========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $14,743,463  $101,677,722 $32,140,858    $9,922,426   $51,704,011   $3,873,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                NEUBERGER
                               BERMAN U.S.                                      PIMCO GLOBAL  PIMCO GLOBAL
                               EQUITY INDEX                           PIMCO         BOND      MULTI-ASSET
                                 PUTWRITE           PIMCO            EMERGING   OPPORTUNITIES   MANAGED      PIMCO
                                 STRATEGY   COMMODITYREALRETURN(R) MARKETS BOND   PORTFOLIO    ALLOCATION   INCOME
                                PORTFOLIO     STRATEGY PORTFOLIO    PORTFOLIO    (UNHEDGED)    PORTFOLIO   PORTFOLIO
                               ------------ ---------------------- ------------ ------------- ------------ ---------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $2,550,885       $15,424,210       $17,188,372   $4,062,179    $1,476,197  $414,614
Receivable for shares of the
 Portfolios sold..............         270                --             1,779           --           147        40
Receivable for policy-related
 transactions.................          --             7,378                --        1,623            --        --
                                ----------       -----------       -----------   ----------    ----------  --------
   Total assets...............   2,551,155        15,431,588        17,190,151    4,063,802     1,476,344   414,654
                                ----------       -----------       -----------   ----------    ----------  --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --             7,378                --        1,623            --        --
Payable for policy-related
 transactions.................         199                --             1,779           --           120        22
                                ----------       -----------       -----------   ----------    ----------  --------
   Total liabilities..........         199             7,378             1,779        1,623           120        22
                                ----------       -----------       -----------   ----------    ----------  --------
NET ASSETS....................  $2,550,956       $15,424,210       $17,188,372   $4,062,179    $1,476,224  $414,632
                                ==========       ===========       ===========   ==========    ==========  ========

NET ASSETS:
Accumulation unit values......  $2,550,956       $15,405,531       $17,164,160   $4,061,847    $1,476,224  $414,632
Retained by AXA Equitable in
 Separate Account No. 70......          --            18,679            24,212          332            --        --
                                ----------       -----------       -----------   ----------    ----------  --------
TOTAL NET ASSETS..............  $2,550,956       $15,424,210       $17,188,372   $4,062,179    $1,476,224  $414,632
                                ==========       ===========       ===========   ==========    ==========  ========

Investments in shares of the
 Portfolios, at cost..........  $2,724,485       $21,121,125       $18,501,851   $4,460,064    $1,620,289  $414,734

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                     PUTNAM VT    PUTNAM VT
                                                         PUTNAM VT  GLOBAL ASSET MULTI-ASSET
                               PROFUND VP  PROFUND VP   DIVERSIFIED  ALLOCATION   ABSOLUTE     PUTNAM VT
                                  BEAR    BIOTECHNOLOGY INCOME FUND     FUND     RETURN FUND RESEARCH FUND
                               ---------- ------------- ----------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $200,435   $40,884,703  $19,123,756  $4,154,887  $2,427,245   $1,128,226
Receivable for shares of the
 Portfolios sold..............   230,442            --           --          --         235          104
Receivable for policy-related
 transactions.................        --           899       38,598       3,460          --           --
                                --------   -----------  -----------  ----------  ----------   ----------
   Total assets...............   430,877    40,885,602   19,162,354   4,158,347   2,427,480    1,128,330
                                --------   -----------  -----------  ----------  ----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        --           899       38,397       3,448          --           --
Payable for policy-related
 transactions.................   230,442            --           --          --         205           69
                                --------   -----------  -----------  ----------  ----------   ----------
   Total liabilities..........   230,442           899       38,397       3,448         205           69
                                --------   -----------  -----------  ----------  ----------   ----------
NET ASSETS....................  $200,435   $40,884,703  $19,123,957  $4,154,899  $2,427,275   $1,128,261
                                ========   ===========  ===========  ==========  ==========   ==========

NET ASSETS:
Accumulation unit values......  $199,265   $40,875,576  $19,123,957  $4,154,899  $2,427,275   $1,128,261
Retained by AXA Equitable in
 Separate Account No. 70......     1,170         9,127           --          --          --           --
                                --------   -----------  -----------  ----------  ----------   ----------
TOTAL NET ASSETS..............  $200,435   $40,884,703  $19,123,957  $4,154,899  $2,427,275   $1,128,261
                                ========   ===========  ===========  ==========  ==========   ==========

Investments in shares of the
 Portfolios, at cost..........  $248,817   $42,261,661  $19,776,559  $4,571,260  $2,604,371   $1,154,477

-----------
The accompanying notes are an integral part of these financial statements.


                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               QS LEGG MASON                   SEI VP
                               DYNAMIC MULTI-    SEI VP     CONSERVATIVE  SEI VP MARKET  SEI VP MARKET
                                STRATEGY VIT    BALANCED      STRATEGY   GROWTH STRATEGY PLUS STRATEGY SEI VP MODERATE
                                 PORTFOLIO    STRATEGY FUND     FUND          FUND           FUND       STRATEGY FUND
                               -------------- ------------- ------------ --------------- ------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,428,883    $8,526,670   $11,040,010    $6,916,097     $2,603,761     $8,699,299
Receivable for shares of the
 Portfolios sold..............       28,376           853         1,117           675            255            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
   Total assets...............    3,457,259     8,527,523    11,041,127     6,916,772      2,604,016      8,700,153
                                 ----------    ----------   -----------    ----------     ----------     ----------

LIABILITIES:
Payable for policy-related
 transactions.................       28,362           853         1,117           675            246            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
   Total liabilities..........       28,362           853         1,117           675            246            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
NET ASSETS....................   $3,428,897    $8,526,670   $11,040,010    $6,916,097     $2,603,770     $8,699,299
                                 ==========    ==========   ===========    ==========     ==========     ==========

NET ASSETS:
Accumulation unit values......   $3,428,897    $8,525,974   $11,040,003    $6,916,010     $2,603,770     $8,698,365
Retained by AXA Equitable in
 Separate Account No. 70......           --           696             7            87             --            934
                                 ----------    ----------   -----------    ----------     ----------     ----------
TOTAL NET ASSETS..............   $3,428,897    $8,526,670   $11,040,010    $6,916,097     $2,603,770     $8,699,299
                                 ==========    ==========   ===========    ==========     ==========     ==========

Investments in shares of the
 Portfolios, at cost..........   $3,563,253    $8,955,131   $11,488,159    $7,232,036     $2,719,590     $9,058,324

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                              TEMPLETON
                               T. ROWE PRICE DEVELOPING   TEMPLETON     TEMPLETON    TEMPLETON  VANECK VIP
                               EQUITY INCOME MARKETS VIP FOREIGN VIP GLOBAL BOND VIP GROWTH VIP GLOBAL HARD
                                 PORTFOLIO      FUND        FUND          FUND          FUND    ASSETS FUND
                               ------------- ----------- ----------- --------------- ---------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $10,746,140  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
Receivable for shares of the
 Portfolios sold..............           --        3,125         --             --           95          --
Receivable for policy-related
 transactions.................        7,812           --        931         38,801           --      51,608
                                -----------  ----------- ----------   ------------   ---------- -----------
   Total assets...............   10,753,952   11,729,657  6,348,942    130,428,549    1,380,998  16,866,362
                                -----------  ----------- ----------   ------------   ---------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        7,671           --        931         38,801           --      51,608
Payable for policy-related
 transactions.................           --        3,125         --             --           95          --
                                -----------  ----------- ----------   ------------   ---------- -----------
   Total liabilities..........        7,671        3,125        931         38,801           95      51,608
                                -----------  ----------- ----------   ------------   ---------- -----------
NET ASSETS....................  $10,746,281  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
                                ===========  =========== ==========   ============   ========== ===========

NET ASSETS:
Accumulation unit values......  $10,746,281  $11,686,971 $6,345,909   $130,384,495   $1,380,537 $16,799,471
Retained by AXA Equitable in
 Separate Account No. 70......           --       39,561      2,102          5,253          366      15,283
                                -----------  ----------- ----------   ------------   ---------- -----------
TOTAL NET ASSETS..............  $10,746,281  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
                                ===========  =========== ==========   ============   ========== ===========

Investments in shares of the
 Portfolios, at cost..........  $13,069,085  $11,873,516 $7,397,348   $133,459,354   $1,621,366 $22,995,891

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       VANECK VIP
                                     UNCONSTRAINED
                                    EMERGING MARKETS
                                       BOND FUND
                                    ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........    $  994,180
Receivable for policy-related
 transactions......................           804
                                       ----------
   Total assets....................       994,984
                                       ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............           804
                                       ----------
   Total liabilities...............           804
                                       ----------
NET ASSETS.........................    $  994,180
                                       ==========

NET ASSETS:
Accumulation unit values...........    $  994,123
Retained by AXA Equitable in
 Separate Account No. 70...........            57
                                       ----------
TOTAL NET ASSETS...................    $  994,180
                                       ==========

Investments in shares of the
 Portfolios, at cost...............    $1,052,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES....................        B               775,621
1290 VT CONVERTIBLE SECURITIES....................        K               451,167

1290 VT DOUBLELINE DYNAMIC ALLOCATION.............        B              1,439,918

1290 VT DOUBLELINE OPPORTUNISTIC BOND.............        B              2,492,917

1290 VT ENERGY....................................        B               610,528
1290 VT ENERGY....................................        K               96,046

1290 VT EQUITY INCOME.............................        A              5,044,056
1290 VT EQUITY INCOME.............................        B              1,982,084

1290 VT GAMCO MERGERS & ACQUISITIONS..............        A               941,329
1290 VT GAMCO MERGERS & ACQUISITIONS..............        B               527,300

1290 VT GAMCO SMALL COMPANY VALUE.................        A              4,015,199
1290 VT GAMCO SMALL COMPANY VALUE.................        B               873,662

1290 VT HIGH YIELD BOND...........................        B              1,555,622

1290 VT LOW VOLATILITY GLOBAL EQUITY..............        B               296,557

1290 VT MICRO CAP.................................        B                7,363

1290 VT MULTI-ALTERNATIVE STRATEGIES..............        B                1,485

1290 VT NATURAL RESOURCES.........................        B               802,393

1290 VT REAL ESTATE...............................        B              1,207,683

1290 VT SMALL CAP VALUE...........................        B               12,068

1290 VT SMARTBETA EQUITY..........................        B               778,222
1290 VT SMARTBETA EQUITY..........................        K               586,909

1290 VT SOCIALLY RESPONSIBLE......................        B               563,344

7TWELVE/TM/ BALANCED PORTFOLIO....................     CLASS 4           4,930,825

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.........     CLASS B            460,619

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...........     CLASS B            49,743

AB VPS GROWTH AND INCOME PORTFOLIO................     CLASS B            332,195

AB VPS INTERNATIONAL GROWTH PORTFOLIO.............     CLASS B            381,602

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...........     CLASS B            681,986

AB VPS SMALL/MID CAP VALUE PORTFOLIO..............     CLASS B            254,284

ALL ASSET GROWTH-ALT 20...........................        A              1,487,765
ALL ASSET GROWTH-ALT 20...........................        B               612,986

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..    CLASS III           347,164

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....    CLASS II            820,101

AMERICAN CENTURY VP LARGE COMPANY VALUE...........    CLASS II            123,727

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................     CLASS 4           3,340,411

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..     CLASS 4           3,369,519

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................     CLASS 4            430,446

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................     CLASS 4            792,466

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................     CLASS 4            430,411

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 INTERNATIONAL GROWTH AND INCOME FUND/SM/....     CLASS 4            451,801

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED
 RISK ASSET ALLOCATION FUND/SM/..............    CLASS P-2           527,399

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R).....................................     CLASS 4           2,486,320

AXA 400 MANAGED VOLATILITY...................        B              3,262,736

AXA 500 MANAGED VOLATILITY...................        B              6,453,484

AXA 2000 MANAGED VOLATILITY..................        B              3,449,173

AXA AGGRESSIVE ALLOCATION....................        A              1,683,416
AXA AGGRESSIVE ALLOCATION....................        B               783,005

AXA AGGRESSIVE STRATEGY......................        B             254,617,609

AXA BALANCED STRATEGY........................        B             186,650,426

AXA CONSERVATIVE GROWTH STRATEGY.............        B             89,075,773

AXA CONSERVATIVE STRATEGY....................        B             50,297,356

AXA GLOBAL EQUITY MANAGED VOLATILITY.........        A               346,638
AXA GLOBAL EQUITY MANAGED VOLATILITY.........        B               519,266

AXA GROWTH STRATEGY..........................        B             241,776,065

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        A               492,038
AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B               646,599

AXA INTERNATIONAL MANAGED VOLATILITY.........        B              7,539,703

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        A               207,948

AXA LARGE CAP CORE MANAGED VOLATILITY........        B               874,446

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        A               172,652
AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B               560,234

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A               594,110
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B               687,003

AXA MID CAP VALUE MANAGED VOLATILITY.........        A               345,085
AXA MID CAP VALUE MANAGED VOLATILITY.........        B               686,319

AXA MODERATE ALLOCATION......................        A              7,561,905
AXA MODERATE ALLOCATION......................        B              4,255,261

AXA MODERATE GROWTH STRATEGY.................        B             364,000,710

AXA MODERATE-PLUS ALLOCATION.................        A              3,070,048
AXA MODERATE-PLUS ALLOCATION.................        B              2,638,408

AXA ULTRA CONSERVATIVE STRATEGY..............        B             111,673,304

AXA/AB DYNAMIC AGGRESSIVE GROWTH.............        B              8,883,683

AXA/AB DYNAMIC GROWTH........................        B             59,103,180

AXA/AB DYNAMIC MODERATE GROWTH...............        B             195,710,605

AXA/AB SHORT DURATION GOVERNMENT BOND........        B               323,516

AXA/AB SMALL CAP GROWTH......................        A              2,821,724
AXA/AB SMALL CAP GROWTH......................        B              1,484,489

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B              6,770,197

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        A               422,026
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        B               465,190

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................        A               145,791

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B              511,329

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A              689,033
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B              575,287

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............        B             50,729,593

AXA/INVESCO STRATEGIC ALLOCATION..................        B             25,487,752

AXA/JANUS ENTERPRISE..............................        A             2,064,803
AXA/JANUS ENTERPRISE..............................        B             1,048,693

AXA/JPMORGAN STRATEGIC ALLOCATION.................        B             7,197,264

AXA/LEGG MASON STRATEGIC ALLOCATION...............        B             15,051,196

AXA/LOOMIS SAYLES GROWTH..........................        A             6,810,055
AXA/LOOMIS SAYLES GROWTH..........................        B             3,217,862

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        A              230,028
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        B             1,090,588

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............    CLASS III         8,053,004

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........    CLASS III         4,252,306

CHARTER/SM/ AGGRESSIVE GROWTH.....................        B              711,323

CHARTER/SM/ CONSERVATIVE..........................        B             3,249,306

CHARTER/SM/ GROWTH................................        B             1,534,539

CHARTER/SM/ MODERATE..............................        B             3,324,974

CHARTER/SM/ MODERATE GROWTH.......................        B             2,879,129

CHARTER/SM/ MULTI-SECTOR BOND.....................        B              390,170

CHARTER/SM/ SMALL CAP GROWTH......................        B              733,366

CHARTER/SM/ SMALL CAP VALUE.......................        B              967,858

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..    CLASS II          2,053,674

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......    CLASS II           357,104

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..    CLASS II          1,798,743

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............    CLASS II           248,717

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  SERVICE CLASS       1,847,841

DELAWARE VIP(R) EMERGING MARKETS SERIES...........  SERVICE CLASS        215,913

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  SERVICE CLASS       1,037,734

EATON VANCE VT FLOATING-RATE INCOME FUND..........  INITIAL CLASS       5,182,977

EQ/AMERICAN CENTURY MID CAP VALUE.................        B             6,856,792

EQ/BLACKROCK BASIC VALUE EQUITY...................        A             5,297,425
EQ/BLACKROCK BASIC VALUE EQUITY...................        B              977,817

EQ/CAPITAL GUARDIAN RESEARCH......................        A              516,351
EQ/CAPITAL GUARDIAN RESEARCH......................        B              213,265

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY...        A              321,820
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY...        B              452,028

EQ/COMMON STOCK INDEX.............................        A             1,377,316
EQ/COMMON STOCK INDEX.............................        B              487,005

EQ/CORE BOND INDEX................................        B             30,912,473

EQ/EMERGING MARKETS EQUITY PLUS...................        B              863,420

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
EQ/EQUITY 500 INDEX..........................        A             5,474,878
EQ/EQUITY 500 INDEX..........................        B             2,399,031

EQ/FIDELITY INSTITUTIONAL AM /SM/ LARGE CAP..        B             4,920,436

EQ/FRANKLIN RISING DIVIDENDS.................        B             3,029,695

EQ/FRANKLIN STRATEGIC INCOME.................        B             5,546,002

EQ/GLOBAL BOND PLUS..........................        A              514,795
EQ/GLOBAL BOND PLUS..........................        B              421,595

EQ/GOLDMAN SACHS MID CAP VALUE...............        B             1,601,811

EQ/INTERMEDIATE GOVERNMENT BOND..............        B             11,121,896

EQ/INTERNATIONAL EQUITY INDEX................        A             3,205,231
EQ/INTERNATIONAL EQUITY INDEX................        B             2,031,348

EQ/INVESCO COMSTOCK..........................        A             2,372,131
EQ/INVESCO COMSTOCK..........................        B              438,452

EQ/INVESCO GLOBAL REAL ESTATE................        B             4,447,544

EQ/INVESCO INTERNATIONAL GROWTH..............        B             1,289,993

EQ/IVY ENERGY................................        B             5,519,945

EQ/IVY MID CAP GROWTH........................        B             5,138,555

EQ/IVY SCIENCE AND TECHNOLOGY................        B             3,071,759

EQ/JPMORGAN VALUE OPPORTUNITIES..............        A              640,821
EQ/JPMORGAN VALUE OPPORTUNITIES..............        B              527,860

EQ/LARGE CAP GROWTH INDEX....................        A             3,599,914
EQ/LARGE CAP GROWTH INDEX....................        B             1,707,472

EQ/LARGE CAP VALUE INDEX.....................        A             3,379,065
EQ/LARGE CAP VALUE INDEX.....................        B             1,664,648

EQ/LAZARD EMERGING MARKETS EQUITY............        B             4,149,765

EQ/MFS INTERNATIONAL GROWTH..................        A             4,755,660
EQ/MFS INTERNATIONAL GROWTH..................        B             2,735,484

EQ/MFS INTERNATIONAL VALUE...................        B             8,614,956

EQ/MFS TECHNOLOGY............................        B             2,011,805

EQ/MFS UTILITIES SERIES......................        B             1,749,979

EQ/MID CAP INDEX.............................        A             4,675,868
EQ/MID CAP INDEX.............................        B             2,053,324

EQ/MONEY MARKET..............................        A             60,878,869
EQ/MONEY MARKET..............................        B             60,626,037

EQ/OPPENHEIMER GLOBAL........................        A             3,024,882
EQ/OPPENHEIMER GLOBAL........................        B             1,358,627

EQ/PIMCO GLOBAL REAL RETURN..................        B             2,629,554

EQ/PIMCO REAL RETURN.........................        B             4,096,419

EQ/PIMCO TOTAL RETURN........................        B             15,635,782

EQ/PIMCO ULTRA SHORT BOND....................        A             2,682,069
EQ/PIMCO ULTRA SHORT BOND....................        B             1,868,689

EQ/QUALITY BOND PLUS.........................        B             3,169,644

EQ/SMALL COMPANY INDEX.......................        A             4,723,104

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
EQ/SMALL COMPANY INDEX............................        B             1,585,163

EQ/T. ROWE PRICE GROWTH STOCK.....................        A             3,493,189
EQ/T. ROWE PRICE GROWTH STOCK.....................        B             1,504,210

EQ/T. ROWE PRICE HEALTH SCIENCES..................        B             3,541,030

EQ/UBS GROWTH & INCOME............................        B              749,879

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS       3,359,316

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS        702,548

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2        36,095

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2        35,562

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2       108,419

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2       113,412

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2        62,602

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      2,503,144

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2      11,694,004

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO.....     CLASS I           399,892

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO.............................     CLASS I          3,658,082

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2          4,698,244

FRANKLIN INCOME VIP FUND..........................     CLASS 2          5,932,658

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2           642,640

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES        178,686

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES         26,298

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC              422,746

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC             1,104,105

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II           10,118

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II         1,028,917

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         2,644,292

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II          948,527

INVESCO V.I. HEALTH CARE FUND.....................    SERIES II          242,518

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         7,726,932

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         1,019,903

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II         1,152,582

IVY VIP ASSET STRATEGY............................    CLASS II          3,904,385

IVY VIP GLOBAL EQUITY INCOME......................    CLASS II          1,810,830

IVY VIP HIGH INCOME...............................    CLASS II          36,527,027

IVY VIP NATURAL RESOURCES.........................    CLASS II          1,985,340

IVY VIP SMALL CAP GROWTH..........................    CLASS II          4,096,562

JANUS HENDERSON BALANCED PORTFOLIO................ SERVICE SHARES       2,364,622

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO........... SERVICE SHARES       2,195,528

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO..... SERVICE SHARES        689,575

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION
 PORTFOLIO........................................     CLASS 2          1,398,989

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO...................................     CLASS 2          1,963,476

LORD ABBETT SERIES FUND -- BOND DEBENTURE
 PORTFOLIO...................................    VC SHARES         11,488,391

LORD ABBETT SERIES FUND -- CLASSIC STOCK
 PORTFOLIO...................................    VC SHARES          368,965

LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO.....................    VC SHARES          392,388

MFS(R) INVESTORS TRUST SERIES................  SERVICE CLASS        456,940

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO...................................  SERVICE CLASS        768,716

MFS(R) RESEARCH SERIES.......................  SERVICE CLASS        104,909

MFS(R) VALUE SERIES..........................  SERVICE CLASS       1,512,908

MULTIMANAGER AGGRESSIVE EQUITY...............        B              293,931

MULTIMANAGER CORE BOND.......................        B             10,256,460

MULTIMANAGER MID CAP GROWTH..................        B             3,365,895

MULTIMANAGER MID CAP VALUE...................        B              702,637

MULTIMANAGER TECHNOLOGY......................        B             2,073,905

NEUBERGER BERMAN INTERNATIONAL EQUITY
 PORTFOLIO...................................     CLASS S           320,044

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE
 STRATEGY PORTFOLIO..........................     CLASS S           285,015

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO...................................  ADVISOR CLASS       2,532,711

PIMCO EMERGING MARKETS BOND PORTFOLIO........  ADVISOR CLASS       1,431,172

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO
 (UNHEDGED)..................................  ADVISOR CLASS        370,637

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION
 PORTFOLIO...................................  ADVISOR CLASS        134,322

PIMCO INCOME PORTFOLIO.......................  ADVISOR CLASS         39,982

PROFUND VP BEAR..............................  COMMON SHARES         5,827

PROFUND VP BIOTECHNOLOGY.....................  COMMON SHARES        622,768

PUTNAM VT DIVERSIFIED INCOME FUND............     CLASS B          3,280,233

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.......     CLASS B           270,677

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND...     CLASS B           256,309

PUTNAM VT RESEARCH FUND......................     CLASS B            44,262

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT
 PORTFOLIO...................................    CLASS II           285,028

SEI VP BALANCED STRATEGY FUND................    CLASS III          860,411

SEI VP CONSERVATIVE STRATEGY FUND............    CLASS III         1,115,153

SEI VP MARKET GROWTH STRATEGY FUND...........    CLASS III          695,085

SEI VP MARKET PLUS STRATEGY FUND.............    CLASS III          252,302

SEI VP MODERATE STRATEGY FUND................    CLASS III          883,178

T. ROWE PRICE EQUITY INCOME PORTFOLIO........    CLASS II           461,802

TEMPLETON DEVELOPING MARKETS VIP FUND........     CLASS 2          1,373,130

TEMPLETON FOREIGN VIP FUND...................     CLASS 2           498,274

TEMPLETON GLOBAL BOND VIP FUND...............     CLASS 2          7,747,460

TEMPLETON GROWTH VIP FUND....................     CLASS 2           113,096

VANECK VIP GLOBAL HARD ASSETS FUND...........     CLASS S          1,027,169

VANECK VIP UNCONSTRAINED EMERGING MARKETS
 BOND FUND...................................  INITIAL CLASS        128,116

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES..........  1.10%          B          $10.62        105
1290 VT CONVERTIBLE SECURITIES..........  1.20%          B          $11.94         88
1290 VT CONVERTIBLE SECURITIES..........  1.25%          B          $11.91         65

1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.30%          B          $11.24      1,096
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.55%          B          $10.81          3
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.65%          B          $11.01        146
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.70%          B          $10.97        119

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B          $10.24        845
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B          $ 9.92        219
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B          $10.19        764
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.30%          B          $10.12        451
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.65%          B          $ 9.99         38
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.70%          B          $ 9.97         51

1290 VT ENERGY..........................  0.30%          B          $ 5.93          1
1290 VT ENERGY..........................  1.10%          B          $ 6.40        182
1290 VT ENERGY..........................  1.20%          B          $ 5.66         79
1290 VT ENERGY..........................  1.25%          B          $ 5.65        210

1290 VT EQUITY INCOME...................  1.30%          A          $20.01        679
1290 VT EQUITY INCOME...................  1.55%          A          $19.55         44
1290 VT EQUITY INCOME...................  1.65%          A          $19.37        120
1290 VT EQUITY INCOME...................  1.70%          A          $19.28        101
1290 VT EQUITY INCOME...................  1.10%          B          $10.83        127
1290 VT EQUITY INCOME...................  1.20%          B          $12.19         37
1290 VT EQUITY INCOME...................  1.25%          B          $12.15         76
1290 VT EQUITY INCOME...................  1.30%          B          $ 4.09        458
1290 VT EQUITY INCOME...................  1.55%          B          $ 9.55         85
1290 VT EQUITY INCOME...................  1.65%          B          $ 9.36        188
1290 VT EQUITY INCOME...................  1.70%          B          $ 9.27         23

1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          A          $13.39        497
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.55%          A          $13.08         37
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.65%          A          $12.96        137
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.70%          A          $12.90        169
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.30%          B          $11.30          3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B          $10.36        273
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B          $10.78         91
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B          $10.76        219

1290 VT GAMCO SMALL COMPANY VALUE.......  0.65%          A          $18.82         --
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          A          $23.31      6,189
1290 VT GAMCO SMALL COMPANY VALUE.......  1.55%          A          $22.77        469
1290 VT GAMCO SMALL COMPANY VALUE.......  1.65%          A          $22.56      1,130
1290 VT GAMCO SMALL COMPANY VALUE.......  1.70%          A          $22.46        908
1290 VT GAMCO SMALL COMPANY VALUE.......  0.30%          B          $12.18         13
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B          $10.67      2,174
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B          $11.62        755
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B          $11.59      1,006

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

1290 VT HIGH YIELD BOND.................  1.10%          B          $10.45        193
1290 VT HIGH YIELD BOND.................  1.20%          B          $10.89         68
1290 VT HIGH YIELD BOND.................  1.25%          B          $10.86        235
1290 VT HIGH YIELD BOND.................  1.30%          B          $11.33        585
1290 VT HIGH YIELD BOND.................  1.55%          B          $10.75          3
1290 VT HIGH YIELD BOND.................  1.65%          B          $11.09         99
1290 VT HIGH YIELD BOND.................  1.70%          B          $11.06         77

1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.10%          B          $11.26        129
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.20%          B          $12.55         54
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.25%          B          $12.52         87
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.30%          B          $ 9.76          4

1290 VT MICRO CAP.......................  1.10%          B          $ 8.75          4
1290 VT MICRO CAP.......................  1.25%          B          $ 8.75          1
1290 VT MICRO CAP.......................  1.30%          B          $ 8.75          3

1290 VT MULTI-ALTERNATIVE STRATEGIES....  1.10%          B          $ 9.78          1

1290 VT NATURAL RESOURCES...............  1.10%          B          $ 8.58        129
1290 VT NATURAL RESOURCES...............  1.20%          B          $ 7.63         38
1290 VT NATURAL RESOURCES...............  1.25%          B          $ 7.61        132
1290 VT NATURAL RESOURCES...............  1.30%          B          $ 7.81        332
1290 VT NATURAL RESOURCES...............  1.55%          B          $ 7.89         --
1290 VT NATURAL RESOURCES...............  1.65%          B          $ 7.65         86
1290 VT NATURAL RESOURCES...............  1.70%          B          $ 7.63         22

1290 VT REAL ESTATE.....................  1.10%          B          $ 9.88         96
1290 VT REAL ESTATE.....................  1.20%          B          $11.10         44
1290 VT REAL ESTATE.....................  1.25%          B          $11.07        107
1290 VT REAL ESTATE.....................  1.30%          B          $11.31        586
1290 VT REAL ESTATE.....................  1.55%          B          $10.11         14
1290 VT REAL ESTATE.....................  1.65%          B          $11.07        145
1290 VT REAL ESTATE.....................  1.70%          B          $11.04        102

1290 VT SMALL CAP VALUE.................  1.10%          B          $ 8.13          7
1290 VT SMALL CAP VALUE.................  1.25%          B          $ 8.13          3
1290 VT SMALL CAP VALUE.................  1.30%          B          $ 8.13          3

1290 VT SMARTBETA EQUITY................  1.10%          B          $11.30        118
1290 VT SMARTBETA EQUITY................  1.20%          B          $12.66         29
1290 VT SMARTBETA EQUITY................  1.25%          B          $12.63         49
1290 VT SMARTBETA EQUITY................  1.30%          B          $ 9.52          1

1290 VT SOCIALLY RESPONSIBLE............  1.10%          B          $11.80        340
1290 VT SOCIALLY RESPONSIBLE............  1.20%          B          $14.24         32
1290 VT SOCIALLY RESPONSIBLE............  1.25%          B          $14.20         39
1290 VT SOCIALLY RESPONSIBLE............  1.30%          B          $20.98         33
1290 VT SOCIALLY RESPONSIBLE............  1.55%          B          $15.18         15
1290 VT SOCIALLY RESPONSIBLE............  1.65%          B          $19.91         11
1290 VT SOCIALLY RESPONSIBLE............  1.70%          B          $14.74          2

7TWELVE/TM/ BALANCED PORTFOLIO..........  1.10%       CLASS 4       $ 9.53        320
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.20%       CLASS 4       $ 9.53        562
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.25%       CLASS 4       $ 9.51        358
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.30%       CLASS 4       $10.63      3,197
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.55%       CLASS 4       $ 9.55         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
7TWELVE/TM/ BALANCED PORTFOLIO..  1.55%       CLASS 4       $10.45         64
7TWELVE/TM/ BALANCED PORTFOLIO..  1.65%       CLASS 4       $10.38        519
7TWELVE/TM/ BALANCED PORTFOLIO..  1.70%       CLASS 4       $10.34        379

AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.30%       CLASS B       $15.53        200
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.55%       CLASS B       $15.17         19
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.65%       CLASS B       $15.03         65
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.70%       CLASS B       $14.96         15

AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.10%       CLASS B       $11.06         54
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.20%       CLASS B       $11.54         12
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.25%       CLASS B       $11.52         51

AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.10%       CLASS B       $11.87        567
AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.20%       CLASS B       $12.28         72
AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.25%       CLASS B       $12.25        120

AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.30%       CLASS B       $11.05        478
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.55%       CLASS B       $10.79         28
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.65%       CLASS B       $10.69        107
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.70%       CLASS B       $10.64         39

AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.10%       CLASS B       $10.65        280
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.20%       CLASS B       $11.25         69
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.25%       CLASS B       $11.22        168

AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  0.30%       CLASS B       $11.21          4
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.10%       CLASS B       $10.47        248
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.20%       CLASS B       $10.78         27
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.25%       CLASS B       $10.76        123

ALL ASSET GROWTH-ALT 20.........  1.30%          A          $14.89      1,392
ALL ASSET GROWTH-ALT 20.........  1.55%          A          $14.54         88
ALL ASSET GROWTH-ALT 20.........  1.65%          A          $14.41        223
ALL ASSET GROWTH-ALT 20.........  1.70%          A          $14.34        162
ALL ASSET GROWTH-ALT 20.........  1.10%          B          $ 9.95        306
ALL ASSET GROWTH-ALT 20.........  1.20%          B          $ 9.93        509
ALL ASSET GROWTH-ALT 20.........  1.25%          B          $ 9.92        330

ALPS | RED ROCKS LISTED PRIVATE
 EQUITY PORTFOLIO...............  1.10%      CLASS III      $10.67        242
ALPS | RED ROCKS LISTED PRIVATE
 EQUITY PORTFOLIO...............  1.25%      CLASS III      $10.61        118

AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.10%      CLASS II       $ 9.70        392
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.20%      CLASS II       $ 9.69        113
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.25%      CLASS II       $ 9.67        312

AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.30%      CLASS II       $19.41         47
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.55%      CLASS II       $18.97         10
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.65%      CLASS II       $18.79         29
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.70%      CLASS II       $18.71          2

AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.10%       CLASS 4       $11.32      2,985
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.20%       CLASS 4       $12.38        554
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.25%       CLASS 4       $12.35      2,385

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  0.65%       CLASS 4       $10.34         --
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.30%       CLASS 4       $10.05      2,338
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.55%       CLASS 4       $ 9.83         86
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.65%       CLASS 4       $ 9.85        482
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.70%       CLASS 4       $ 9.82        581

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  0.30%       CLASS 4       $13.46          1
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.10%       CLASS 4       $11.10        509
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $12.84        121
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $12.81        291

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $11.82          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $10.13        130
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $11.28         76
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $11.25        105
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $12.72        751
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $11.98         58
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $12.46        139
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $12.42        121

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  0.30%       CLASS 4       $15.36         14
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.10%       CLASS 4       $12.38        996
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.20%       CLASS 4       $14.65        144
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.25%       CLASS 4       $14.62        307

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.10%       CLASS 4       $ 9.51        313
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.20%       CLASS 4       $ 9.71        129
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.25%       CLASS 4       $ 9.69        273

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.30%      CLASS P-2      $12.76        368
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.55%      CLASS P-2      $11.94          5
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.65%      CLASS P-2      $12.50         69
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.70%      CLASS P-2      $12.46         67

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.30%       CLASS 4       $10.29         10
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.10%       CLASS 4       $10.12        723
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.20%       CLASS 4       $ 9.82        250
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.25%       CLASS 4       $ 9.79        421
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.30%       CLASS 4       $10.47      2,487
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.55%       CLASS 4       $10.10         64
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.65%       CLASS 4       $10.25        520
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.70%       CLASS 4       $10.22        537

AXA 400 MANAGED VOLATILITY.....................................  0.65%          B          $18.07          1
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $14.20        382
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $20.50      1,317

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY..............  1.55%          B          $20.03         596
AXA 400 MANAGED VOLATILITY..............  1.65%          B          $13.91         160
AXA 400 MANAGED VOLATILITY..............  1.65%          B          $19.85         559
AXA 400 MANAGED VOLATILITY..............  1.70%          B          $13.87          54
AXA 400 MANAGED VOLATILITY..............  1.70%          B          $19.76          22

AXA 500 MANAGED VOLATILITY..............  0.65%          B          $20.15           4
AXA 500 MANAGED VOLATILITY..............  1.30%          B          $16.15         642
AXA 500 MANAGED VOLATILITY..............  1.30%          B          $21.03       3,082
AXA 500 MANAGED VOLATILITY..............  1.55%          B          $20.55       1,436
AXA 500 MANAGED VOLATILITY..............  1.65%          B          $15.82         224
AXA 500 MANAGED VOLATILITY..............  1.65%          B          $20.36       1,390
AXA 500 MANAGED VOLATILITY..............  1.70%          B          $15.77          87
AXA 500 MANAGED VOLATILITY..............  1.70%          B          $20.26          95

AXA 2000 MANAGED VOLATILITY.............  0.65%          B          $17.17           2
AXA 2000 MANAGED VOLATILITY.............  1.30%          B          $13.97         336
AXA 2000 MANAGED VOLATILITY.............  1.30%          B          $19.97       1,413
AXA 2000 MANAGED VOLATILITY.............  1.55%          B          $19.51         653
AXA 2000 MANAGED VOLATILITY.............  1.65%          B          $13.68          93
AXA 2000 MANAGED VOLATILITY.............  1.65%          B          $19.33         608
AXA 2000 MANAGED VOLATILITY.............  1.70%          B          $13.64          56
AXA 2000 MANAGED VOLATILITY.............  1.70%          B          $19.24          33

AXA AGGRESSIVE ALLOCATION...............  1.30%          A          $16.80         667
AXA AGGRESSIVE ALLOCATION...............  1.55%          A          $16.41         224
AXA AGGRESSIVE ALLOCATION...............  1.65%          A          $16.26         120
AXA AGGRESSIVE ALLOCATION...............  1.70%          A          $16.18          14
AXA AGGRESSIVE ALLOCATION...............  1.10%          B          $10.70         369
AXA AGGRESSIVE ALLOCATION...............  1.20%          B          $11.80          48
AXA AGGRESSIVE ALLOCATION...............  1.25%          B          $11.77         291

AXA AGGRESSIVE STRATEGY.................  1.30%          B          $14.74     182,618
AXA AGGRESSIVE STRATEGY.................  1.55%          B          $14.50       2,352
AXA AGGRESSIVE STRATEGY.................  1.65%          B          $14.40      23,204
AXA AGGRESSIVE STRATEGY.................  1.70%          B          $14.35      26,058

AXA BALANCED STRATEGY...................  0.65%          B          $13.27          --
AXA BALANCED STRATEGY...................  1.30%          B          $13.75     129,078
AXA BALANCED STRATEGY...................  1.30%          B          $15.36      16,442
AXA BALANCED STRATEGY...................  1.55%          B          $13.44       6,821
AXA BALANCED STRATEGY...................  1.55%          B          $14.99       1,787
AXA BALANCED STRATEGY...................  1.65%          B          $13.31      21,658
AXA BALANCED STRATEGY...................  1.65%          B          $14.85       3,998
AXA BALANCED STRATEGY...................  1.70%          B          $13.25      13,132
AXA BALANCED STRATEGY...................  1.70%          B          $14.78         673

AXA CONSERVATIVE GROWTH STRATEGY........  0.65%          B          $12.53           7
AXA CONSERVATIVE GROWTH STRATEGY........  1.30%          B          $12.92      65,805
AXA CONSERVATIVE GROWTH STRATEGY........  1.30%          B          $14.32       5,512
AXA CONSERVATIVE GROWTH STRATEGY........  1.55%          B          $12.62       3,898
AXA CONSERVATIVE GROWTH STRATEGY........  1.55%          B          $13.97         694
AXA CONSERVATIVE GROWTH STRATEGY........  1.65%          B          $12.51      10,079
AXA CONSERVATIVE GROWTH STRATEGY........  1.65%          B          $13.83       1,389
AXA CONSERVATIVE GROWTH STRATEGY........  1.70%          B          $12.45       4,875
AXA CONSERVATIVE GROWTH STRATEGY........  1.70%          B          $13.77         320

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

AXA CONSERVATIVE STRATEGY...............  1.30%          B          $11.33      36,191
AXA CONSERVATIVE STRATEGY...............  1.30%          B          $12.08       2,772
AXA CONSERVATIVE STRATEGY...............  1.55%          B          $11.07       2,478
AXA CONSERVATIVE STRATEGY...............  1.55%          B          $11.79         311
AXA CONSERVATIVE STRATEGY...............  1.65%          B          $10.96       5,650
AXA CONSERVATIVE STRATEGY...............  1.65%          B          $11.67         493
AXA CONSERVATIVE STRATEGY...............  1.70%          B          $10.91       3,500
AXA CONSERVATIVE STRATEGY...............  1.70%          B          $11.62         184

AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          A          $14.45         242
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          A          $14.11          31
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          A          $13.98          66
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          A          $13.92          22
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B          $30.65         127
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B          $22.17          71
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          B          $29.12          69
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          B          $21.46          12

AXA GROWTH STRATEGY.....................  0.65%          B          $14.86           4
AXA GROWTH STRATEGY.....................  1.30%          B          $15.57     172,934
AXA GROWTH STRATEGY.....................  1.30%          B          $18.02      22,778
AXA GROWTH STRATEGY.....................  1.55%          B          $15.21       3,280
AXA GROWTH STRATEGY.....................  1.55%          B          $17.58       1,867
AXA GROWTH STRATEGY.....................  1.65%          B          $15.07      20,605
AXA GROWTH STRATEGY.....................  1.65%          B          $17.41       6,844
AXA GROWTH STRATEGY.....................  1.70%          B          $15.00      24,333
AXA GROWTH STRATEGY.....................  1.70%          B          $17.33       2,169

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.30%          A          $10.78         328
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.55%          A          $10.53          13
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.65%          A          $10.43          70
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.70%          A          $10.39          24
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.30%          B          $14.99         205
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.55%          B          $12.21         100
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.65%          B          $14.23         105
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.70%          B          $11.85          27

AXA INTERNATIONAL MANAGED VOLATILITY....  0.65%          B          $10.70           2
AXA INTERNATIONAL MANAGED VOLATILITY....  1.30%          B          $10.52         229
AXA INTERNATIONAL MANAGED VOLATILITY....  1.30%          B          $10.69       3,881
AXA INTERNATIONAL MANAGED VOLATILITY....  1.55%          B          $10.45       2,005
AXA INTERNATIONAL MANAGED VOLATILITY....  1.65%          B          $10.30         136
AXA INTERNATIONAL MANAGED VOLATILITY....  1.65%          B          $10.35       1,841
AXA INTERNATIONAL MANAGED VOLATILITY....  1.70%          B          $10.27          96
AXA INTERNATIONAL MANAGED VOLATILITY....  1.70%          B          $10.30          72

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.30%          A          $10.31         141
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.55%          A          $10.08          33
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.65%          A          $ 9.98          44
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.70%          A          $ 9.94          15

AXA LARGE CAP CORE MANAGED VOLATILITY...  1.30%          B          $22.35         159
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.55%          B          $16.49          60
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.65%          B          $21.22         140
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.70%          B          $15.99          42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------

AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.30%          A          $23.79         139
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.55%          A          $23.24          12
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.65%          A          $23.03          40
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.70%          A          $22.92          25
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.30%          B          $27.77         278
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.55%          B          $30.66          93
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.65%          B          $26.39         165
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.70%          B          $29.67          34

AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.30%          A          $19.13         365
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.55%          A          $18.69          25
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.65%          A          $18.52          65
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.70%          A          $18.43          40
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.30%          B          $17.74         309
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.55%          B          $19.91          81
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.65%          B          $16.85         182
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.70%          B          $19.28          35

AXA MID CAP VALUE MANAGED VOLATILITY.........  1.30%          A          $20.13         181
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.55%          A          $19.66           9
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.65%          A          $19.48          37
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.70%          A          $19.39          14
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.30%          B          $23.17         206
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.55%          B          $24.74          34
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.65%          B          $22.01         160
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.70%          B          $23.93          14

AXA MODERATE ALLOCATION......................  1.30%          A          $13.55       5,547
AXA MODERATE ALLOCATION......................  1.55%          A          $13.24         327
AXA MODERATE ALLOCATION......................  1.65%          A          $13.12         781
AXA MODERATE ALLOCATION......................  1.70%          A          $13.06         627
AXA MODERATE ALLOCATION......................  1.10%          B          $10.31       2,148
AXA MODERATE ALLOCATION......................  1.20%          B          $10.84         249
AXA MODERATE ALLOCATION......................  1.25%          B          $10.81       2,760

AXA MODERATE GROWTH STRATEGY.................  0.65%          B          $14.05           5
AXA MODERATE GROWTH STRATEGY.................  1.30%          B          $14.65     250,952
AXA MODERATE GROWTH STRATEGY.................  1.30%          B          $16.96      23,428
AXA MODERATE GROWTH STRATEGY.................  1.55%          B          $14.32      24,750
AXA MODERATE GROWTH STRATEGY.................  1.55%          B          $16.56       2,731
AXA MODERATE GROWTH STRATEGY.................  1.65%          B          $14.18      52,480
AXA MODERATE GROWTH STRATEGY.................  1.65%          B          $16.39       6,364
AXA MODERATE GROWTH STRATEGY.................  1.70%          B          $14.12      23,772
AXA MODERATE GROWTH STRATEGY.................  1.70%          B          $16.32       1,994

AXA MODERATE-PLUS ALLOCATION.................  1.30%          A          $15.13       1,570
AXA MODERATE-PLUS ALLOCATION.................  1.55%          A          $14.78         224
AXA MODERATE-PLUS ALLOCATION.................  1.65%          A          $14.64         218
AXA MODERATE-PLUS ALLOCATION.................  1.70%          A          $14.58          27
AXA MODERATE-PLUS ALLOCATION.................  1.10%          B          $10.51       1,420
AXA MODERATE-PLUS ALLOCATION.................  1.20%          B          $11.31         184
AXA MODERATE-PLUS ALLOCATION.................  1.25%          B          $11.28         829

AXA ULTRA CONSERVATIVE STRATEGY..............  1.30%          B          $ 9.99      65,894
AXA ULTRA CONSERVATIVE STRATEGY..............  1.55%          B          $ 9.81       3,564

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA ULTRA CONSERVATIVE STRATEGY....  1.65%          B          $ 9.74      12,976
AXA ULTRA CONSERVATIVE STRATEGY....  1.70%          B          $ 9.70      26,789

AXA/AB DYNAMIC AGGRESSIVE GROWTH...  1.30%          B          $ 9.31       8,629
AXA/AB DYNAMIC AGGRESSIVE GROWTH...  1.65%          B          $ 9.27         253

AXA/AB DYNAMIC GROWTH..............  1.30%          B          $10.08      52,067
AXA/AB DYNAMIC GROWTH..............  1.65%          B          $ 9.95       5,024
AXA/AB DYNAMIC GROWTH..............  1.70%          B          $ 9.93       2,753

AXA/AB DYNAMIC MODERATE GROWTH.....  0.30%          B          $11.53           4
AXA/AB DYNAMIC MODERATE GROWTH.....  1.10%          B          $10.15         558
AXA/AB DYNAMIC MODERATE GROWTH.....  1.20%          B          $11.00         283
AXA/AB DYNAMIC MODERATE GROWTH.....  1.25%          B          $10.97         349
AXA/AB DYNAMIC MODERATE GROWTH.....  1.30%          B          $11.91       4,466
AXA/AB DYNAMIC MODERATE GROWTH.....  1.30%          B          $12.48     131,809
AXA/AB DYNAMIC MODERATE GROWTH.....  1.55%          B          $12.24       7,240
AXA/AB DYNAMIC MODERATE GROWTH.....  1.65%          B          $11.67         738
AXA/AB DYNAMIC MODERATE GROWTH.....  1.65%          B          $12.14      26,214
AXA/AB DYNAMIC MODERATE GROWTH.....  1.70%          B          $11.63         564
AXA/AB DYNAMIC MODERATE GROWTH.....  1.70%          B          $12.09      17,959

AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.10%          B          $ 9.70         152
AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.20%          B          $ 9.43          55
AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.25%          B          $ 9.41         125

AXA/AB SMALL CAP GROWTH............  1.30%          A          $25.92       1,068
AXA/AB SMALL CAP GROWTH............  1.55%          A          $25.33          70
AXA/AB SMALL CAP GROWTH............  1.65%          A          $25.10         226
AXA/AB SMALL CAP GROWTH............  1.70%          A          $24.98         365
AXA/AB SMALL CAP GROWTH............  0.30%          B          $13.06           2
AXA/AB SMALL CAP GROWTH............  1.10%          B          $11.29         532
AXA/AB SMALL CAP GROWTH............  1.20%          B          $12.46         161
AXA/AB SMALL CAP GROWTH............  1.25%          B          $12.43         251
AXA/AB SMALL CAP GROWTH............  1.30%          B          $28.95         141
AXA/AB SMALL CAP GROWTH............  1.55%          B          $35.01          59
AXA/AB SMALL CAP GROWTH............  1.65%          B          $27.51         132
AXA/AB SMALL CAP GROWTH............  1.70%          B          $33.87          11

AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.10%          B          $ 9.40         193
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.25%          B          $ 9.39           7
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $ 9.39           9
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $17.59       2,233
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $28.67         166
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.55%          B          $17.24         241
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.55%          B          $20.19          95
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $ 9.39           1
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $17.11         574
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $27.22         120
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.70%          B          $17.04         339
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.70%          B          $19.59          12

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          A          $15.63         166
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.55%          A          $15.27          15
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.65%          A          $15.13          79
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.70%          A          $15.06          16

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          B          $13.77        222
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.55%          B          $13.34         59
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.65%          B          $13.18         58
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.70%          B          $13.09          6

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  0.65%          A          $17.10         --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.30%          A          $19.67         61
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.55%          A          $19.22         10
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.65%          A          $19.05         25
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.70%          A          $18.96          3
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.30%          B          $15.03        238
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.55%          B          $14.57         46
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.65%          B          $14.39        151
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.70%          B          $14.30         25

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.30%          A          $16.07        234
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.55%          A          $15.71          6
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.65%          A          $15.56         79
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.70%          A          $15.49         27
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.30%          B          $11.75        215
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.55%          B          $11.41         64
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.65%          B          $11.28        109
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.70%          B          $11.21          9

AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.30%          B          $10.25     43,454
AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.65%          B          $10.12      4,583
AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.70%          B          $10.10      1,283

AXA/INVESCO STRATEGIC ALLOCATION...  1.30%          B          $ 9.83     22,940
AXA/INVESCO STRATEGIC ALLOCATION...  1.65%          B          $ 9.71      2,054
AXA/INVESCO STRATEGIC ALLOCATION...  1.70%          B          $ 9.69        670

AXA/JANUS ENTERPRISE...............  1.30%          A          $18.92      1,233
AXA/JANUS ENTERPRISE...............  1.55%          A          $18.49        175
AXA/JANUS ENTERPRISE...............  1.65%          A          $18.32        285
AXA/JANUS ENTERPRISE...............  1.70%          A          $18.23        150
AXA/JANUS ENTERPRISE...............  1.10%          B          $10.37        385
AXA/JANUS ENTERPRISE...............  1.20%          B          $11.32        112
AXA/JANUS ENTERPRISE...............  1.25%          B          $11.29        195
AXA/JANUS ENTERPRISE...............  1.30%          B          $23.97        192
AXA/JANUS ENTERPRISE...............  1.55%          B          $23.15        108
AXA/JANUS ENTERPRISE...............  1.65%          B          $22.83        101
AXA/JANUS ENTERPRISE...............  1.70%          B          $22.68         17

AXA/JPMORGAN STRATEGIC ALLOCATION..  1.30%          B          $ 9.54      7,082
AXA/JPMORGAN STRATEGIC ALLOCATION..  1.65%          B          $ 9.51        160

AXA/LEGG MASON STRATEGIC ALLOCATION  1.30%          B          $10.72     14,178
AXA/LEGG MASON STRATEGIC ALLOCATION  1.65%          B          $10.61      1,016
AXA/LEGG MASON STRATEGIC ALLOCATION  1.70%          B          $10.59         21

AXA/LOOMIS SAYLES GROWTH...........  1.30%          A          $24.56      1,561
AXA/LOOMIS SAYLES GROWTH...........  1.55%          A          $23.99         91
AXA/LOOMIS SAYLES GROWTH...........  1.65%          A          $23.77        276
AXA/LOOMIS SAYLES GROWTH...........  1.70%          A          $23.66        155
AXA/LOOMIS SAYLES GROWTH...........  1.10%          B          $13.85        839
AXA/LOOMIS SAYLES GROWTH...........  1.20%          B          $16.54        170

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA/LOOMIS SAYLES GROWTH.....................  1.25%          B          $16.50        314
AXA/LOOMIS SAYLES GROWTH.....................  1.30%          B          $23.46        121
AXA/LOOMIS SAYLES GROWTH.....................  1.55%          B          $23.04         35
AXA/LOOMIS SAYLES GROWTH.....................  1.65%          B          $22.87         30
AXA/LOOMIS SAYLES GROWTH.....................  1.70%          B          $22.78          8

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.30%          A          $15.04         96
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.55%          A          $14.70         31
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.65%          A          $14.56         37
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.70%          A          $14.49          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  0.30%          B          $11.19         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.10%          B          $ 9.81         78
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.20%          B          $10.67         47
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.25%          B          $10.64         66
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.30%          B          $11.96        294
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.55%          B          $11.59        189
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.65%          B          $11.44        317
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.70%          B          $11.37         26

BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.10%      CLASS III      $ 9.85      1,042
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.20%      CLASS III      $10.58        739
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.25%      CLASS III      $10.55      1,274
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.30%      CLASS III      $13.20      3,846
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.55%      CLASS III      $12.89        131
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.65%      CLASS III      $12.77        860
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.70%      CLASS III      $12.71        734

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.30%      CLASS III      $27.51      1,313
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.55%      CLASS III      $26.88         67
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.65%      CLASS III      $26.63        262
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.70%      CLASS III      $26.51        412

CHARTER/SM/ AGGRESSIVE GROWTH................  1.10%          B          $ 9.99        300
CHARTER/SM/ AGGRESSIVE GROWTH................  1.20%          B          $10.57        147
CHARTER/SM/ AGGRESSIVE GROWTH................  1.25%          B          $10.54        229

CHARTER/SM/ CONSERVATIVE.....................  1.10%          B          $10.13        925
CHARTER/SM/ CONSERVATIVE.....................  1.20%          B          $10.33        359
CHARTER/SM/ CONSERVATIVE.....................  1.25%          B          $10.31      1,797

CHARTER/SM/ GROWTH...........................  1.10%          B          $10.05        386
CHARTER/SM/ GROWTH...........................  1.20%          B          $10.56        471
CHARTER/SM/ GROWTH...........................  1.25%          B          $10.53        569

CHARTER/SM/ MODERATE.........................  0.30%          B          $10.98         11
CHARTER/SM/ MODERATE.........................  1.10%          B          $10.14        814
CHARTER/SM/ MODERATE.........................  1.20%          B          $10.48        661
CHARTER/SM/ MODERATE.........................  1.25%          B          $10.45      1,384
CHARTER/SM/ MODERATE.........................  1.30%          B          $10.22        241
CHARTER/SM/ MODERATE.........................  1.65%          B          $10.08         24
CHARTER/SM/ MODERATE.........................  1.70%          B          $10.06          9

CHARTER/SM/ MODERATE GROWTH..................  0.30%          B          $11.11          2
CHARTER/SM/ MODERATE GROWTH..................  1.10%          B          $10.14      1,011
CHARTER/SM/ MODERATE GROWTH..................  1.20%          B          $10.60        557
CHARTER/SM/ MODERATE GROWTH..................  1.25%          B          $10.58        862

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
CHARTER/SM/ MODERATE GROWTH........  1.30%          B          $10.25        244
CHARTER/SM/ MODERATE GROWTH........  1.65%          B          $10.11         47

CHARTER/SM/ MULTI-SECTOR BOND......  1.30%          B          $11.46         85
CHARTER/SM/ MULTI-SECTOR BOND......  1.55%          B          $27.88          9
CHARTER/SM/ MULTI-SECTOR BOND......  1.65%          B          $10.95         16
CHARTER/SM/ MULTI-SECTOR BOND......  1.70%          B          $26.55          1

CHARTER/SM/ SMALL CAP GROWTH.......  0.30%          B          $12.32          9
CHARTER/SM/ SMALL CAP GROWTH.......  1.10%          B          $11.19         53
CHARTER/SM/ SMALL CAP GROWTH.......  1.20%          B          $11.75         31
CHARTER/SM/ SMALL CAP GROWTH.......  1.25%          B          $11.72         39
CHARTER/SM/ SMALL CAP GROWTH.......  1.30%          B          $ 7.35        508
CHARTER/SM/ SMALL CAP GROWTH.......  1.55%          B          $12.12        141
CHARTER/SM/ SMALL CAP GROWTH.......  1.65%          B          $11.88        121
CHARTER/SM/ SMALL CAP GROWTH.......  1.70%          B          $11.76         36

CHARTER/SM/ SMALL CAP VALUE........  1.10%          B          $ 9.94         76
CHARTER/SM/ SMALL CAP VALUE........  1.20%          B          $ 9.84         29
CHARTER/SM/ SMALL CAP VALUE........  1.25%          B          $ 9.82         54
CHARTER/SM/ SMALL CAP VALUE........  1.30%          B          $17.06        303
CHARTER/SM/ SMALL CAP VALUE........  1.55%          B          $21.40         69
CHARTER/SM/ SMALL CAP VALUE........  1.65%          B          $16.20        119
CHARTER/SM/ SMALL CAP VALUE........  1.70%          B          $20.72        218

CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.10%      CLASS II       $ 9.58        608
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.20%      CLASS II       $10.64        298
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.25%      CLASS II       $10.61        314
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.30%      CLASS II       $10.59      2,613
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.65%      CLASS II       $10.42        245
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.70%      CLASS II       $10.39        397

CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.30%      CLASS II       $12.18      1,048
CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.65%      CLASS II       $12.01         61
CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.70%      CLASS II       $11.99         28

CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.10%      CLASS II       $11.88        606
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.20%      CLASS II       $12.52        183
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.25%      CLASS II       $12.49        321
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.30%      CLASS II       $12.46      1,199
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.65%      CLASS II       $12.26         71
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.70%      CLASS II       $12.23        182

CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.30%      CLASS II       $10.15        354
CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.65%      CLASS II       $10.01         43
CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.70%      CLASS II       $ 9.99         25

DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  0.30%    SERVICE CLASS    $10.75         18
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.10%    SERVICE CLASS    $ 9.85        752
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.20%    SERVICE CLASS    $10.26        426
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.25%    SERVICE CLASS    $10.23        621

DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.10%    SERVICE CLASS    $10.18        275
DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.20%    SERVICE CLASS    $ 9.66         68
DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.25%    SERVICE CLASS    $ 9.63         96

DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  0.30%    SERVICE CLASS    $10.43          5
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.10%    SERVICE CLASS    $ 9.89        419

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.20%    SERVICE CLASS    $ 9.96         89
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.25%    SERVICE CLASS    $ 9.93        483

EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  0.30%    INITIAL CLASS    $11.13         11
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.10%    INITIAL CLASS    $10.45      1,447
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.20%    INITIAL CLASS    $10.62        387
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.25%    INITIAL CLASS    $10.60      1,268
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.30%    INITIAL CLASS    $10.52        992
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.65%    INITIAL CLASS    $10.38        110
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.70%    INITIAL CLASS    $10.36        178

EQ/AMERICAN CENTURY MID CAP VALUE..  0.30%          B          $13.76          3
EQ/AMERICAN CENTURY MID CAP VALUE..  0.65%          B          $20.52          3
EQ/AMERICAN CENTURY MID CAP VALUE..  1.10%          B          $11.04      1,661
EQ/AMERICAN CENTURY MID CAP VALUE..  1.20%          B          $13.13        488
EQ/AMERICAN CENTURY MID CAP VALUE..  1.25%          B          $13.09        638
EQ/AMERICAN CENTURY MID CAP VALUE..  1.30%          B          $22.65      3,041
EQ/AMERICAN CENTURY MID CAP VALUE..  1.55%          B          $22.13        105
EQ/AMERICAN CENTURY MID CAP VALUE..  1.65%          B          $21.92        565
EQ/AMERICAN CENTURY MID CAP VALUE..  1.70%          B          $21.82        384

EQ/BLACKROCK BASIC VALUE EQUITY....  1.30%          A          $19.04      3,980
EQ/BLACKROCK BASIC VALUE EQUITY....  1.55%          A          $18.60        244
EQ/BLACKROCK BASIC VALUE EQUITY....  1.65%          A          $18.43        807
EQ/BLACKROCK BASIC VALUE EQUITY....  1.70%          A          $18.35        677
EQ/BLACKROCK BASIC VALUE EQUITY....  0.30%          B          $12.44          9
EQ/BLACKROCK BASIC VALUE EQUITY....  1.10%          B          $10.10      1,004
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B          $11.87        390
EQ/BLACKROCK BASIC VALUE EQUITY....  1.25%          B          $11.83        426

EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          A          $25.28        259
EQ/CAPITAL GUARDIAN RESEARCH.......  1.55%          A          $24.70         30
EQ/CAPITAL GUARDIAN RESEARCH.......  1.65%          A          $24.47         73
EQ/CAPITAL GUARDIAN RESEARCH.......  1.70%          A          $24.36         99
EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          B          $25.39         89
EQ/CAPITAL GUARDIAN RESEARCH.......  1.55%          B          $23.37         15
EQ/CAPITAL GUARDIAN RESEARCH.......  1.65%          B          $24.10         75
EQ/CAPITAL GUARDIAN RESEARCH.......  1.70%          B          $22.68         15

EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.10%          A          $ 9.11         96
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          A          $ 9.10          1
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          A          $17.98         28
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.55%          A          $17.56          4
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.65%          A          $17.40         18
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.70%          A          $17.32          1
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          B          $14.16         84
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.55%          B          $13.73          6
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.65%          B          $13.56         62
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.70%          B          $13.47         30

EQ/COMMON STOCK INDEX..............  1.30%          A          $23.35      1,351
EQ/COMMON STOCK INDEX..............  1.55%          A          $22.82         47
EQ/COMMON STOCK INDEX..............  1.65%          A          $22.61        253
EQ/COMMON STOCK INDEX..............  1.70%          A          $22.50        123
EQ/COMMON STOCK INDEX..............  1.10%          B          $11.79        724
EQ/COMMON STOCK INDEX..............  1.20%          B          $13.93        170
EQ/COMMON STOCK INDEX..............  1.25%          B          $13.90        256

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/CORE BOND INDEX......................  0.65%          B          $10.45         14
EQ/CORE BOND INDEX......................  1.10%          B          $ 9.82        967
EQ/CORE BOND INDEX......................  1.20%          B          $ 9.88        258
EQ/CORE BOND INDEX......................  1.25%          B          $ 9.86      1,447
EQ/CORE BOND INDEX......................  1.30%          B          $10.52     11,732
EQ/CORE BOND INDEX......................  1.30%          B          $10.66      2,002
EQ/CORE BOND INDEX......................  1.55%          B          $10.28      4,749
EQ/CORE BOND INDEX......................  1.55%          B          $13.42        504
EQ/CORE BOND INDEX......................  1.65%          B          $10.13      1,713
EQ/CORE BOND INDEX......................  1.65%          B          $10.19      4,545
EQ/CORE BOND INDEX......................  1.70%          B          $10.14        706
EQ/CORE BOND INDEX......................  1.70%          B          $13.00        140

EQ/EMERGING MARKETS EQUITY PLUS.........  1.10%          B          $ 8.91        167
EQ/EMERGING MARKETS EQUITY PLUS.........  1.20%          B          $ 9.02         23
EQ/EMERGING MARKETS EQUITY PLUS.........  1.25%          B          $ 8.99         93
EQ/EMERGING MARKETS EQUITY PLUS.........  1.30%          B          $ 8.64        394
EQ/EMERGING MARKETS EQUITY PLUS.........  1.55%          B          $ 8.61         25
EQ/EMERGING MARKETS EQUITY PLUS.........  1.65%          B          $ 8.46         73
EQ/EMERGING MARKETS EQUITY PLUS.........  1.70%          B          $ 8.43         79

EQ/EQUITY 500 INDEX.....................  0.65%          A          $22.02         --
EQ/EQUITY 500 INDEX.....................  1.30%          A          $23.51      6,217
EQ/EQUITY 500 INDEX.....................  1.55%          A          $22.98        375
EQ/EQUITY 500 INDEX.....................  1.65%          A          $22.76      1,363
EQ/EQUITY 500 INDEX.....................  1.70%          A          $22.66      1,559
EQ/EQUITY 500 INDEX.....................  0.30%          B          $15.01         22
EQ/EQUITY 500 INDEX.....................  1.10%          B          $12.05      3,468
EQ/EQUITY 500 INDEX.....................  1.20%          B          $14.33        870
EQ/EQUITY 500 INDEX.....................  1.25%          B          $14.29      2,925

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  0.30%          B          $13.86         20
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  0.65%          B          $19.62          9
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.10%          B          $11.11        997
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.20%          B          $13.22        442
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.25%          B          $13.19        644
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.30%          B          $21.40      4,202
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.55%          B          $20.91        205
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.65%          B          $20.71        926
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.70%          B          $20.62        571

EQ/FRANKLIN RISING DIVIDENDS............  0.30%          B          $14.16         12
EQ/FRANKLIN RISING DIVIDENDS............  1.10%          B          $12.12        727
EQ/FRANKLIN RISING DIVIDENDS............  1.20%          B          $13.51        282
EQ/FRANKLIN RISING DIVIDENDS............  1.25%          B          $13.48        558
EQ/FRANKLIN RISING DIVIDENDS............  1.30%          B          $15.60      2,582
EQ/FRANKLIN RISING DIVIDENDS............  1.55%          B          $14.53         59
EQ/FRANKLIN RISING DIVIDENDS............  1.65%          B          $15.28        518
EQ/FRANKLIN RISING DIVIDENDS............  1.70%          B          $15.24        416

EQ/FRANKLIN STRATEGIC INCOME............  0.65%          B          $12.19          1
EQ/FRANKLIN STRATEGIC INCOME............  1.30%          B          $12.95      3,004
EQ/FRANKLIN STRATEGIC INCOME............  1.55%          B          $12.65        168
EQ/FRANKLIN STRATEGIC INCOME............  1.65%          B          $12.53        612
EQ/FRANKLIN STRATEGIC INCOME............  1.70%          B          $12.48        637

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/GLOBAL BOND PLUS................  1.30%          A          $ 9.93        315
EQ/GLOBAL BOND PLUS................  1.55%          A          $ 9.70         55
EQ/GLOBAL BOND PLUS................  1.65%          A          $ 9.61         67
EQ/GLOBAL BOND PLUS................  1.70%          A          $ 9.57         25
EQ/GLOBAL BOND PLUS................  1.30%          B          $11.40        136
EQ/GLOBAL BOND PLUS................  1.55%          B          $11.02        101
EQ/GLOBAL BOND PLUS................  1.65%          B          $10.87         90
EQ/GLOBAL BOND PLUS................  1.70%          B          $10.80          7

EQ/GOLDMAN SACHS MID CAP VALUE.....  1.30%          B          $19.54        848
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.55%          B          $19.09         61
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.65%          B          $18.91        190
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.70%          B          $18.83        152

EQ/INTERMEDIATE GOVERNMENT BOND....  0.30%          B          $10.13         12
EQ/INTERMEDIATE GOVERNMENT BOND....  0.65%          B          $10.02          3
EQ/INTERMEDIATE GOVERNMENT BOND....  1.10%          B          $ 9.71        281
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          B          $ 9.66         84
EQ/INTERMEDIATE GOVERNMENT BOND....  1.25%          B          $ 9.64        250
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B          $ 9.93      5,317
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B          $10.72        775
EQ/INTERMEDIATE GOVERNMENT BOND....  1.55%          B          $ 9.70      2,074
EQ/INTERMEDIATE GOVERNMENT BOND....  1.55%          B          $18.59        159
EQ/INTERMEDIATE GOVERNMENT BOND....  1.65%          B          $ 9.61      1,849
EQ/INTERMEDIATE GOVERNMENT BOND....  1.65%          B          $10.22        218
EQ/INTERMEDIATE GOVERNMENT BOND....  1.70%          B          $ 9.57        131
EQ/INTERMEDIATE GOVERNMENT BOND....  1.70%          B          $17.82         24

EQ/INTERNATIONAL EQUITY INDEX......  1.30%          A          $11.34      1,472
EQ/INTERNATIONAL EQUITY INDEX......  1.55%          A          $11.08         93
EQ/INTERNATIONAL EQUITY INDEX......  1.65%          A          $10.98        409
EQ/INTERNATIONAL EQUITY INDEX......  1.70%          A          $10.93        400
EQ/INTERNATIONAL EQUITY INDEX......  0.30%          B          $ 9.72         14
EQ/INTERNATIONAL EQUITY INDEX......  1.10%          B          $ 9.14        712
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          B          $ 9.27        252
EQ/INTERNATIONAL EQUITY INDEX......  1.25%          B          $ 9.25        822

EQ/INVESCO COMSTOCK................  1.30%          A          $20.43      1,277
EQ/INVESCO COMSTOCK................  1.55%          A          $19.96         69
EQ/INVESCO COMSTOCK................  1.65%          A          $19.78        291
EQ/INVESCO COMSTOCK................  1.70%          A          $19.68        149
EQ/INVESCO COMSTOCK................  1.30%          B          $18.02        202
EQ/INVESCO COMSTOCK................  1.55%          B          $17.41         44
EQ/INVESCO COMSTOCK................  1.65%          B          $17.17        110
EQ/INVESCO COMSTOCK................  1.70%          B          $17.05         23

EQ/INVESCO GLOBAL REAL ESTATE......  0.30%          B          $11.36          4
EQ/INVESCO GLOBAL REAL ESTATE......  1.10%          B          $ 9.72        431
EQ/INVESCO GLOBAL REAL ESTATE......  1.20%          B          $10.84        212
EQ/INVESCO GLOBAL REAL ESTATE......  1.25%          B          $10.81        278
EQ/INVESCO GLOBAL REAL ESTATE......  1.30%          B          $15.73      2,355
EQ/INVESCO GLOBAL REAL ESTATE......  1.55%          B          $15.37        164
EQ/INVESCO GLOBAL REAL ESTATE......  1.65%          B          $15.23        627
EQ/INVESCO GLOBAL REAL ESTATE......  1.70%          B          $15.16        520

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/INVESCO INTERNATIONAL GROWTH....  0.30%          B          $10.15         19
EQ/INVESCO INTERNATIONAL GROWTH....  1.10%          B          $ 8.99        528
EQ/INVESCO INTERNATIONAL GROWTH....  1.20%          B          $ 9.68        170
EQ/INVESCO INTERNATIONAL GROWTH....  1.25%          B          $ 9.66        264
EQ/INVESCO INTERNATIONAL GROWTH....  1.30%          B          $13.21      1,869
EQ/INVESCO INTERNATIONAL GROWTH....  1.55%          B          $12.91        115
EQ/INVESCO INTERNATIONAL GROWTH....  1.65%          B          $12.79        286
EQ/INVESCO INTERNATIONAL GROWTH....  1.70%          B          $12.73        240

EQ/IVY ENERGY......................  1.10%          B          $ 5.23        301
EQ/IVY ENERGY......................  1.20%          B          $ 4.92        223
EQ/IVY ENERGY......................  1.25%          B          $ 4.90        248
EQ/IVY ENERGY......................  1.30%          B          $ 7.10      1,717
EQ/IVY ENERGY......................  1.55%          B          $ 6.94        213
EQ/IVY ENERGY......................  1.65%          B          $ 6.87        299
EQ/IVY ENERGY......................  1.70%          B          $ 6.84        247

EQ/IVY MID CAP GROWTH..............  0.65%          B          $20.50         --
EQ/IVY MID CAP GROWTH..............  1.30%          B          $24.46      1,690
EQ/IVY MID CAP GROWTH..............  1.55%          B          $23.90         99
EQ/IVY MID CAP GROWTH..............  1.65%          B          $23.67        274
EQ/IVY MID CAP GROWTH..............  1.70%          B          $23.57        283

EQ/IVY SCIENCE AND TECHNOLOGY......  0.30%          B          $13.74          3
EQ/IVY SCIENCE AND TECHNOLOGY......  0.65%          B          $23.45          3
EQ/IVY SCIENCE AND TECHNOLOGY......  1.10%          B          $11.14        618
EQ/IVY SCIENCE AND TECHNOLOGY......  1.20%          B          $13.11        277
EQ/IVY SCIENCE AND TECHNOLOGY......  1.25%          B          $13.08        388
EQ/IVY SCIENCE AND TECHNOLOGY......  1.30%          B          $25.52      1,741
EQ/IVY SCIENCE AND TECHNOLOGY......  1.55%          B          $24.93        134
EQ/IVY SCIENCE AND TECHNOLOGY......  1.65%          B          $24.70        362
EQ/IVY SCIENCE AND TECHNOLOGY......  1.70%          B          $24.59        254

EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          A          $20.81        295
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.55%          A          $20.34         73
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          A          $20.15         85
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.70%          A          $20.06         14
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.10%          B          $ 8.84          6
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.25%          B          $ 8.84          5
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B          $ 8.84          9
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B          $22.28        182
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.55%          B          $23.33         34
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          B          $ 8.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          B          $21.17        111
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.70%          B          $22.57         24

EQ/LARGE CAP GROWTH INDEX..........  0.65%          A          $24.13         --
EQ/LARGE CAP GROWTH INDEX..........  1.30%          A          $26.47      1,340
EQ/LARGE CAP GROWTH INDEX..........  1.55%          A          $25.86        100
EQ/LARGE CAP GROWTH INDEX..........  1.65%          A          $25.62        216
EQ/LARGE CAP GROWTH INDEX..........  1.70%          A          $25.51        166
EQ/LARGE CAP GROWTH INDEX..........  1.10%          B          $12.84        890
EQ/LARGE CAP GROWTH INDEX..........  1.20%          B          $15.57        173
EQ/LARGE CAP GROWTH INDEX..........  1.25%          B          $15.53        506

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/LARGE CAP VALUE INDEX...........  1.30%          A          $20.70        891
EQ/LARGE CAP VALUE INDEX...........  1.55%          A          $20.23         68
EQ/LARGE CAP VALUE INDEX...........  1.65%          A          $20.04        169
EQ/LARGE CAP VALUE INDEX...........  1.70%          A          $19.95        175
EQ/LARGE CAP VALUE INDEX...........  1.10%          B          $10.91        447
EQ/LARGE CAP VALUE INDEX...........  1.20%          B          $12.65        166
EQ/LARGE CAP VALUE INDEX...........  1.25%          B          $12.61        486

EQ/LAZARD EMERGING MARKETS EQUITY..  0.30%          B          $ 9.08          2
EQ/LAZARD EMERGING MARKETS EQUITY..  1.10%          B          $ 9.16        732
EQ/LAZARD EMERGING MARKETS EQUITY..  1.20%          B          $ 8.66        342
EQ/LAZARD EMERGING MARKETS EQUITY..  1.25%          B          $ 8.64        418
EQ/LAZARD EMERGING MARKETS EQUITY..  1.30%          B          $10.58      4,318
EQ/LAZARD EMERGING MARKETS EQUITY..  1.55%          B          $10.34        471
EQ/LAZARD EMERGING MARKETS EQUITY..  1.65%          B          $10.24        928
EQ/LAZARD EMERGING MARKETS EQUITY..  1.70%          B          $10.19        620

EQ/MFS INTERNATIONAL GROWTH........  1.30%          A          $14.75      1,596
EQ/MFS INTERNATIONAL GROWTH........  1.55%          A          $14.42         91
EQ/MFS INTERNATIONAL GROWTH........  1.65%          A          $14.28        277
EQ/MFS INTERNATIONAL GROWTH........  1.70%          A          $14.22        228
EQ/MFS INTERNATIONAL GROWTH........  0.30%          B          $11.48          1
EQ/MFS INTERNATIONAL GROWTH........  1.10%          B          $10.78        578
EQ/MFS INTERNATIONAL GROWTH........  1.20%          B          $10.95        135
EQ/MFS INTERNATIONAL GROWTH........  1.25%          B          $10.92        340
EQ/MFS INTERNATIONAL GROWTH........  1.30%          B          $ 8.36        433
EQ/MFS INTERNATIONAL GROWTH........  1.55%          B          $18.19         67
EQ/MFS INTERNATIONAL GROWTH........  1.65%          B          $17.94        100
EQ/MFS INTERNATIONAL GROWTH........  1.70%          B          $17.81         25

EQ/MFS INTERNATIONAL VALUE.........  0.30%          B          $12.83         17
EQ/MFS INTERNATIONAL VALUE.........  1.10%          B          $11.03      2,521
EQ/MFS INTERNATIONAL VALUE.........  1.20%          B          $12.24        619
EQ/MFS INTERNATIONAL VALUE.........  1.25%          B          $12.21      1,606
EQ/MFS INTERNATIONAL VALUE.........  1.30%          B          $18.11      6,074
EQ/MFS INTERNATIONAL VALUE.........  1.55%          B          $17.69        351
EQ/MFS INTERNATIONAL VALUE.........  1.65%          B          $17.53      1,141
EQ/MFS INTERNATIONAL VALUE.........  1.70%          B          $17.45      1,164

EQ/MFS TECHNOLOGY..................  1.10%          B          $ 8.88          6
EQ/MFS TECHNOLOGY..................  1.25%          B          $ 8.88         15
EQ/MFS TECHNOLOGY..................  1.30%          B          $31.80        661
EQ/MFS TECHNOLOGY..................  1.55%          B          $31.07        114
EQ/MFS TECHNOLOGY..................  1.65%          B          $30.79        154
EQ/MFS TECHNOLOGY..................  1.70%          B          $30.64        118

EQ/MFS UTILITIES SERIES............  0.30%          B          $12.05         --
EQ/MFS UTILITIES SERIES............  1.10%          B          $10.13        374
EQ/MFS UTILITIES SERIES............  1.20%          B          $11.50        243
EQ/MFS UTILITIES SERIES............  1.25%          B          $11.47        272
EQ/MFS UTILITIES SERIES............  1.30%          B          $18.95      1,552
EQ/MFS UTILITIES SERIES............  1.55%          B          $18.51         68
EQ/MFS UTILITIES SERIES............  1.65%          B          $18.34        246
EQ/MFS UTILITIES SERIES............  1.70%          B          $18.26        293

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/MID CAP INDEX...................  1.30%          A          $23.15      1,637
EQ/MID CAP INDEX...................  1.55%          A          $22.62        109
EQ/MID CAP INDEX...................  1.65%          A          $22.41        430
EQ/MID CAP INDEX...................  1.70%          A          $22.31        337
EQ/MID CAP INDEX...................  0.30%          B          $13.19          7
EQ/MID CAP INDEX...................  1.10%          B          $10.89      1,049
EQ/MID CAP INDEX...................  1.20%          B          $12.59        354
EQ/MID CAP INDEX...................  1.25%          B          $12.55        706

EQ/MONEY MARKET....................  0.65%          A          $ 9.64          1
EQ/MONEY MARKET....................  1.30%          A          $ 9.03      4,132
EQ/MONEY MARKET....................  1.55%          A          $ 8.83        386
EQ/MONEY MARKET....................  1.65%          A          $ 8.75        829
EQ/MONEY MARKET....................  1.65%          A          $ 9.53        517
EQ/MONEY MARKET....................  1.70%          A          $ 8.71        919
EQ/MONEY MARKET....................  0.30%          B          $10.01        293
EQ/MONEY MARKET....................  1.10%          B          $ 9.76      2,158
EQ/MONEY MARKET....................  1.20%          B          $ 9.55        313
EQ/MONEY MARKET....................  1.25%          B          $ 9.53      2,120
EQ/MONEY MARKET....................  1.30%          B          $ 9.52        768
EQ/MONEY MARKET....................  1.55%          B          $25.17         35
EQ/MONEY MARKET....................  1.65%          B          $ 9.12        422
EQ/MONEY MARKET....................  1.70%          B          $23.77         58

EQ/OPPENHEIMER GLOBAL..............  1.30%          A          $17.96      1,951
EQ/OPPENHEIMER GLOBAL..............  1.55%          A          $17.55         99
EQ/OPPENHEIMER GLOBAL..............  1.65%          A          $17.39        398
EQ/OPPENHEIMER GLOBAL..............  1.70%          A          $17.31        359
EQ/OPPENHEIMER GLOBAL..............  1.10%          B          $10.67        722
EQ/OPPENHEIMER GLOBAL..............  1.20%          B          $11.99        154
EQ/OPPENHEIMER GLOBAL..............  1.25%          B          $11.96        250
EQ/OPPENHEIMER GLOBAL..............  1.30%          B          $16.25        246
EQ/OPPENHEIMER GLOBAL..............  1.55%          B          $15.75         48
EQ/OPPENHEIMER GLOBAL..............  1.65%          B          $15.55        296
EQ/OPPENHEIMER GLOBAL..............  1.70%          B          $15.46         32

EQ/PIMCO GLOBAL REAL RETURN........  1.10%          B          $10.32        547
EQ/PIMCO GLOBAL REAL RETURN........  1.20%          B          $10.75        120
EQ/PIMCO GLOBAL REAL RETURN........  1.25%          B          $10.72        334
EQ/PIMCO GLOBAL REAL RETURN........  1.30%          B          $10.33        985
EQ/PIMCO GLOBAL REAL RETURN........  1.55%          B          $ 9.88         14
EQ/PIMCO GLOBAL REAL RETURN........  1.65%          B          $10.11        165
EQ/PIMCO GLOBAL REAL RETURN........  1.70%          B          $10.08        238

EQ/PIMCO REAL RETURN...............  1.30%          B          $11.23      2,748
EQ/PIMCO REAL RETURN...............  1.55%          B          $10.97        254
EQ/PIMCO REAL RETURN...............  1.65%          B          $10.87        890
EQ/PIMCO REAL RETURN...............  1.70%          B          $10.82        473

EQ/PIMCO TOTAL RETURN..............  0.30%          B          $10.91         18
EQ/PIMCO TOTAL RETURN..............  0.65%          B          $11.47         --
EQ/PIMCO TOTAL RETURN..............  1.10%          B          $10.15      1,864
EQ/PIMCO TOTAL RETURN..............  1.20%          B          $10.41        424
EQ/PIMCO TOTAL RETURN..............  1.25%          B          $10.38      1,454
EQ/PIMCO TOTAL RETURN..............  1.30%          B          $11.90      7,146

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/PIMCO TOTAL RETURN..............  1.55%          B          $11.63        532
EQ/PIMCO TOTAL RETURN..............  1.65%          B          $11.52      1,766
EQ/PIMCO TOTAL RETURN..............  1.70%          B          $11.47      1,317

EQ/PIMCO ULTRA SHORT BOND..........  1.30%          A          $ 9.53      1,963
EQ/PIMCO ULTRA SHORT BOND..........  1.55%          A          $ 9.31        127
EQ/PIMCO ULTRA SHORT BOND..........  1.65%          A          $ 9.22        451
EQ/PIMCO ULTRA SHORT BOND..........  1.70%          A          $ 9.18        249
EQ/PIMCO ULTRA SHORT BOND..........  1.10%          B          $10.04        696
EQ/PIMCO ULTRA SHORT BOND..........  1.20%          B          $ 9.81        166
EQ/PIMCO ULTRA SHORT BOND..........  1.25%          B          $ 9.79        871
EQ/PIMCO ULTRA SHORT BOND..........  1.30%          B          $ 9.07         82
EQ/PIMCO ULTRA SHORT BOND..........  1.55%          B          $10.04         12
EQ/PIMCO ULTRA SHORT BOND..........  1.65%          B          $ 9.90         30
EQ/PIMCO ULTRA SHORT BOND..........  1.70%          B          $ 9.83          9

EQ/QUALITY BOND PLUS...............  1.30%          B          $10.85      1,269
EQ/QUALITY BOND PLUS...............  1.55%          B          $15.65        321
EQ/QUALITY BOND PLUS...............  1.65%          B          $10.33        499
EQ/QUALITY BOND PLUS...............  1.70%          B          $15.06        158

EQ/SMALL COMPANY INDEX.............  1.30%          A          $22.49      1,156
EQ/SMALL COMPANY INDEX.............  1.55%          A          $21.98         82
EQ/SMALL COMPANY INDEX.............  1.65%          A          $21.77        320
EQ/SMALL COMPANY INDEX.............  1.70%          A          $21.67        449
EQ/SMALL COMPANY INDEX.............  0.30%          B          $12.47          9
EQ/SMALL COMPANY INDEX.............  1.10%          B          $10.76        698
EQ/SMALL COMPANY INDEX.............  1.20%          B          $11.90        195
EQ/SMALL COMPANY INDEX.............  1.25%          B          $11.87        423

EQ/T. ROWE PRICE GROWTH STOCK......  1.30%          A          $27.56      3,847
EQ/T. ROWE PRICE GROWTH STOCK......  1.55%          A          $26.93        176
EQ/T. ROWE PRICE GROWTH STOCK......  1.65%          A          $26.68        826
EQ/T. ROWE PRICE GROWTH STOCK......  1.70%          A          $26.56        628
EQ/T. ROWE PRICE GROWTH STOCK......  0.30%          B          $16.44          9
EQ/T. ROWE PRICE GROWTH STOCK......  1.10%          B          $13.07      2,073
EQ/T. ROWE PRICE GROWTH STOCK......  1.20%          B          $15.69        417
EQ/T. ROWE PRICE GROWTH STOCK......  1.25%          B          $15.65        803
EQ/T. ROWE PRICE GROWTH STOCK......  1.30%          B          $14.36        591
EQ/T. ROWE PRICE GROWTH STOCK......  1.55%          B          $34.74         75
EQ/T. ROWE PRICE GROWTH STOCK......  1.65%          B          $33.68        159
EQ/T. ROWE PRICE GROWTH STOCK......  1.70%          B          $33.17         22

EQ/T. ROWE PRICE HEALTH SCIENCES...  0.30%          B          $17.51          3
EQ/T. ROWE PRICE HEALTH SCIENCES...  0.65%          B          $36.67          2
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.10%          B          $10.93      1,359
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.20%          B          $16.71        363
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.25%          B          $16.66        730
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.30%          B          $39.66      2,095
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.55%          B          $38.76        109
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.65%          B          $38.40        333
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.70%          B          $38.22        309

EQ/UBS GROWTH & INCOME.............  1.30%          B          $ 3.71        611
EQ/UBS GROWTH & INCOME.............  1.55%          B          $ 8.98        160

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME........  1.65%          B          $ 8.80        186
EQ/UBS GROWTH & INCOME........  1.70%          B          $ 8.71         50

FEDERATED HIGH INCOME BOND
 FUND II......................  0.30%    SERVICE CLASS    $11.66          7
FEDERATED HIGH INCOME BOND
 FUND II......................  1.10%    SERVICE CLASS    $10.61        671
FEDERATED HIGH INCOME BOND
 FUND II......................  1.20%    SERVICE CLASS    $11.13        323
FEDERATED HIGH INCOME BOND
 FUND II......................  1.25%    SERVICE CLASS    $11.10        855

FEDERATED KAUFMANN FUND II....  0.30%    SERVICE CLASS    $16.60          1
FEDERATED KAUFMANN FUND II....  1.10%    SERVICE CLASS    $12.77        506
FEDERATED KAUFMANN FUND II....  1.20%    SERVICE CLASS    $15.84        110
FEDERATED KAUFMANN FUND II....  1.25%    SERVICE CLASS    $15.80        260

FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.30%   SERVICE CLASS 2   $16.35         22
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.55%   SERVICE CLASS 2   $15.98          7
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.65%   SERVICE CLASS 2   $15.83          6
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.70%   SERVICE CLASS 2   $15.76          1

FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $13.37         16
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.10         --
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.00         17
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $12.95         --

FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $13.63         65
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.36          9
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.26         24
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $13.20          2

FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $14.21         74
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.92         10
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.81         21

FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $14.56         19
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $14.27         20
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $14.16         11
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $14.10          6

FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  0.30%   SERVICE CLASS 2   $12.44          8
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.10%   SERVICE CLASS 2   $10.35        810
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.20%   SERVICE CLASS 2   $11.87        244
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.25%   SERVICE CLASS 2   $11.84        368
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $19.35      2,169
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $18.91        106
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $18.73        404
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $18.65        314

FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  0.30%   SERVICE CLASS 2   $11.22         35
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.10%   SERVICE CLASS 2   $10.34      2,026
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.20%   SERVICE CLASS 2   $10.71        526
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.25%   SERVICE CLASS 2   $10.68      1,672
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.30%   SERVICE CLASS 2   $12.94      4,365
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.55%   SERVICE CLASS 2   $12.65        235
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.65%   SERVICE CLASS 2   $12.53        844
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.70%   SERVICE CLASS 2   $12.47        775

FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.10%       CLASS I       $10.09         74
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.20%       CLASS I       $10.38         25
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.25%       CLASS I       $10.35         68
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.30%       CLASS I       $10.33        164

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO..............  1.65%       CLASS I       $10.16         34
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO..............  1.70%       CLASS I       $10.14         31

FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  0.30%       CLASS I       $13.27          2
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.10%       CLASS I       $11.40        573
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.20%       CLASS I       $12.66        227
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.25%       CLASS I       $12.63        445
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.30%       CLASS I       $14.32      1,609
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.55%       CLASS I       $12.74         34
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.55%       CLASS I       $14.08         13
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.65%       CLASS I       $13.99        355
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.70%       CLASS I       $13.94        230

FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.10%       CLASS 2       $ 9.89        144
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.20%       CLASS 2       $10.63        130
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.25%       CLASS 2       $10.61        233
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.30%       CLASS 2       $14.85        664
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.55%       CLASS 2       $14.51          6
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.65%       CLASS 2       $14.38        842
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.70%       CLASS 2       $14.32        165

FRANKLIN INCOME VIP FUND...........  0.30%       CLASS 2       $11.67          5
FRANKLIN INCOME VIP FUND...........  0.65%       CLASS 2       $14.69         10
FRANKLIN INCOME VIP FUND...........  1.10%       CLASS 2       $10.38        870
FRANKLIN INCOME VIP FUND...........  1.20%       CLASS 2       $11.13        787
FRANKLIN INCOME VIP FUND...........  1.25%       CLASS 2       $11.10      1,591
FRANKLIN INCOME VIP FUND...........  1.30%       CLASS 2       $14.97      2,287
FRANKLIN INCOME VIP FUND...........  1.55%       CLASS 2       $14.64         48
FRANKLIN INCOME VIP FUND...........  1.65%       CLASS 2       $14.50        458
FRANKLIN INCOME VIP FUND...........  1.70%       CLASS 2       $14.44        707

FRANKLIN MUTUAL SHARES VIP FUND....  1.10%       CLASS 2       $ 9.98        116
FRANKLIN MUTUAL SHARES VIP FUND....  1.20%       CLASS 2       $11.31         47
FRANKLIN MUTUAL SHARES VIP FUND....  1.25%       CLASS 2       $11.28         60
FRANKLIN MUTUAL SHARES VIP FUND....  1.30%       CLASS 2       $16.33        375
FRANKLIN MUTUAL SHARES VIP FUND....  1.55%       CLASS 2       $15.96         38
FRANKLIN MUTUAL SHARES VIP FUND....  1.65%       CLASS 2       $15.82        106
FRANKLIN MUTUAL SHARES VIP FUND....  1.70%       CLASS 2       $15.74         25

GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  0.30%    COMMON SHARES    $ 9.56          4
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.10%    COMMON SHARES    $ 7.57        149
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.20%    COMMON SHARES    $ 9.12         53
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.25%    COMMON SHARES    $ 9.10         76
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.30%    COMMON SHARES    $ 6.95         39
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.55%    COMMON SHARES    $ 6.81         13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 STRATEGY FUND..........................  1.65%    COMMON SHARES    $ 6.75         12
GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 STRATEGY FUND..........................  1.70%    COMMON SHARES    $ 6.73          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.30%    COMMON SHARES    $ 9.24         35
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.55%    COMMON SHARES    $ 9.05         19
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.65%    COMMON SHARES    $ 8.98         13
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.70%    COMMON SHARES    $ 8.95          1

HARTFORD CAPITAL APPRECIATION HLS FUND..  1.10%         IC          $10.77        233
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.20%         IC          $11.48         99
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.25%         IC          $11.45        163
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.30%         IC          $11.42        795
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.65%         IC          $11.24        122
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.70%         IC          $11.21         67

HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.10%         IC          $12.58        529
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.20%         IC          $14.71        114
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.25%         IC          $14.68        394
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.30%         IC          $14.64      1,194
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.65%         IC          $14.41        159
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.70%         IC          $14.38        169

INVESCO V.I. AMERICAN FRANCHISE FUND....  1.30%      SERIES II      $25.06         14
INVESCO V.I. AMERICAN FRANCHISE FUND....  1.55%      SERIES II      $24.49          2
INVESCO V.I. AMERICAN FRANCHISE FUND....  1.65%      SERIES II      $24.26          5

INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.10%      SERIES II      $10.07        400
INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.20%      SERIES II      $10.67        118
INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.25%      SERIES II      $10.65        406

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.65%      SERIES II      $19.73         --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.30%      SERIES II      $19.43      2,337
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.55%      SERIES II      $16.88         17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.55%      SERIES II      $18.99         57
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.65%      SERIES II      $16.76        249
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.65%      SERIES II      $18.81        186
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.70%      SERIES II      $16.70        459
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.70%      SERIES II      $18.72          6

INVESCO V.I. EQUITY AND INCOME FUND.....  1.30%      SERIES II      $10.57      1,322
INVESCO V.I. EQUITY AND INCOME FUND.....  1.65%      SERIES II      $10.42         99
INVESCO V.I. EQUITY AND INCOME FUND.....  1.70%      SERIES II      $10.40         21

INVESCO V.I. HEALTH CARE FUND...........  1.10%      SERIES II      $ 9.32        263
INVESCO V.I. HEALTH CARE FUND...........  1.20%      SERIES II      $12.60         78
INVESCO V.I. HEALTH CARE FUND...........  1.25%      SERIES II      $12.56        152

INVESCO V.I. HIGH YIELD FUND............  0.30%      SERIES II      $11.09          2
INVESCO V.I. HIGH YIELD FUND............  1.10%      SERIES II      $10.13        514
INVESCO V.I. HIGH YIELD FUND............  1.20%      SERIES II      $10.59        241
INVESCO V.I. HIGH YIELD FUND............  1.25%      SERIES II      $10.56        554
INVESCO V.I. HIGH YIELD FUND............  1.30%      SERIES II      $12.29      1,535
INVESCO V.I. HIGH YIELD FUND............  1.55%      SERIES II      $12.05         47
INVESCO V.I. HIGH YIELD FUND............  1.65%      SERIES II      $11.95        282
INVESCO V.I. HIGH YIELD FUND............  1.70%      SERIES II      $11.90        196

INVESCO V.I. MID CAP CORE EQUITY FUND...  1.30%      SERIES II      $15.97        566
INVESCO V.I. MID CAP CORE EQUITY FUND...  1.55%      SERIES II      $15.60         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE
 EQUITY FUND..................  1.65%     SERIES II       $15.46         69
INVESCO V.I. MID CAP CORE
 EQUITY FUND..................  1.70%     SERIES II       $15.39         37

INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.10%     SERIES II       $ 9.30        251
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.20%     SERIES II       $10.26         53
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.25%     SERIES II       $10.24        147
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.30%     SERIES II       $19.45        530
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.55%     SERIES II       $19.00         33
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.65%     SERIES II       $18.83         75
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.70%     SERIES II       $18.74         34

IVY VIP ASSET STRATEGY........  1.10%      CLASS II       $ 9.25        232
IVY VIP ASSET STRATEGY........  1.20%      CLASS II       $ 9.37        272
IVY VIP ASSET STRATEGY........  1.25%      CLASS II       $ 9.34        336
IVY VIP ASSET STRATEGY........  1.30%      CLASS II       $11.61      1,220
IVY VIP ASSET STRATEGY........  1.55%      CLASS II       $11.38         29
IVY VIP ASSET STRATEGY........  1.65%      CLASS II       $11.29        243
IVY VIP ASSET STRATEGY........  1.70%      CLASS II       $11.24        651

IVY VIP GLOBAL EQUITY INCOME..  1.30%      CLASS II       $17.24        443
IVY VIP GLOBAL EQUITY INCOME..  1.55%      CLASS II       $16.85         73
IVY VIP GLOBAL EQUITY INCOME..  1.65%      CLASS II       $16.69        142
IVY VIP GLOBAL EQUITY INCOME..  1.70%      CLASS II       $16.62         74

IVY VIP HIGH INCOME...........  0.65%      CLASS II       $15.27         --
IVY VIP HIGH INCOME...........  1.30%      CLASS II       $16.77      4,951
IVY VIP HIGH INCOME...........  1.55%      CLASS II       $16.39        286
IVY VIP HIGH INCOME...........  1.65%      CLASS II       $16.23      1,017
IVY VIP HIGH INCOME...........  1.70%      CLASS II       $16.16      1,090

IVY VIP NATURAL RESOURCES.....  1.30%      CLASS II       $ 6.14        769
IVY VIP NATURAL RESOURCES.....  1.55%      CLASS II       $ 6.00         76
IVY VIP NATURAL RESOURCES.....  1.65%      CLASS II       $ 5.94        213
IVY VIP NATURAL RESOURCES.....  1.70%      CLASS II       $ 5.91        100

IVY VIP SMALL CAP GROWTH......  0.30%      CLASS II       $12.31          2
IVY VIP SMALL CAP GROWTH......  1.11%      CLASS II       $11.13        168
IVY VIP SMALL CAP GROWTH......  1.21%      CLASS II       $11.74         97
IVY VIP SMALL CAP GROWTH......  1.26%      CLASS II       $11.71         87
IVY VIP SMALL CAP GROWTH......  1.30%      CLASS II       $20.51        934
IVY VIP SMALL CAP GROWTH......  1.55%      CLASS II       $20.04         59
IVY VIP SMALL CAP GROWTH......  1.65%      CLASS II       $19.86        209
IVY VIP SMALL CAP GROWTH......  1.70%      CLASS II       $19.77        144

JANUS HENDERSON BALANCED
 PORTFOLIO....................  0.30%   SERVICE SHARES    $13.64         17
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.10%   SERVICE SHARES    $11.64      2,395
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.20%   SERVICE SHARES    $13.01        514
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.25%   SERVICE SHARES    $12.98      3,803

JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  0.30%   SERVICE SHARES    $10.71         25
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.10%   SERVICE SHARES    $ 9.86      1,062
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.20%   SERVICE SHARES    $10.22        346
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.25%   SERVICE SHARES    $10.19      1,235

JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.10%   SERVICE SHARES    $11.87        390
JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.20%   SERVICE SHARES    $14.15        131
JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.25%   SERVICE SHARES    $14.11        325

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  0.30%       CLASS 2      $ 11.14          3
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.10%       CLASS 2      $ 10.83        279
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.25%       CLASS 2      $ 10.77      1,719

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.10%       CLASS 2      $ 10.71        121
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.25%       CLASS 2      $ 10.66      1,735

LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.30%      VC SHARES     $ 12.02         22
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.65%      VC SHARES     $ 14.55          1
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.10%      VC SHARES     $ 10.69      2,195
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.20%      VC SHARES     $ 11.47        610
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.25%      VC SHARES     $ 11.44      1,389
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.30%      VC SHARES     $ 13.49      3,997
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.55%      VC SHARES     $ 13.22        167
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.65%      VC SHARES     $ 13.12        825
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.70%      VC SHARES     $ 13.07      1,049

LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.30%      VC SHARES     $ 15.55        176
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.55%      VC SHARES     $ 15.24         13
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.65%      VC SHARES     $ 15.12         41
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.70%      VC SHARES     $ 15.06         12

LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.30%      VC SHARES     $ 15.62        167
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.55%      VC SHARES     $ 15.31         22
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.65%      VC SHARES     $ 15.19         47
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.70%      VC SHARES     $ 15.13         31

MFS(R) INVESTORS TRUST SERIES...........  1.10%    SERVICE CLASS   $ 11.79        158
MFS(R) INVESTORS TRUST SERIES...........  1.20%    SERVICE CLASS   $ 13.71         27
MFS(R) INVESTORS TRUST SERIES...........  1.25%    SERVICE CLASS   $ 13.68         80
MFS(R) INVESTORS TRUST SERIES...........  1.30%    SERVICE CLASS   $ 21.59        283
MFS(R) INVESTORS TRUST SERIES...........  1.55%    SERVICE CLASS   $ 21.09         28
MFS(R) INVESTORS TRUST SERIES...........  1.65%    SERVICE CLASS   $ 20.90         63
MFS(R) INVESTORS TRUST SERIES...........  1.70%    SERVICE CLASS   $ 20.80         42

MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.30%    SERVICE CLASS   $ 23.92        390
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.55%    SERVICE CLASS   $ 23.37         50
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.65%    SERVICE CLASS   $ 23.16         86
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.70%    SERVICE CLASS   $ 23.05         38

MFS(R) RESEARCH SERIES..................  1.10%    SERVICE CLASS   $ 11.91        100
MFS(R) RESEARCH SERIES..................  1.20%    SERVICE CLASS   $ 13.90         32
MFS(R) RESEARCH SERIES..................  1.25%    SERVICE CLASS   $ 13.87         69

MFS(R) VALUE SERIES.....................  1.10%    SERVICE CLASS   $ 11.17      1,402
MFS(R) VALUE SERIES.....................  1.20%    SERVICE CLASS   $ 12.91        157
MFS(R) VALUE SERIES.....................  1.25%    SERVICE CLASS   $ 12.88        619

MULTIMANAGER AGGRESSIVE EQUITY..........  1.30%          B         $ 24.14        398
MULTIMANAGER AGGRESSIVE EQUITY..........  1.55%          B         $103.28         17
MULTIMANAGER AGGRESSIVE EQUITY..........  1.65%          B         $ 23.08        125
MULTIMANAGER AGGRESSIVE EQUITY..........  1.70%          B         $ 98.23         16

MULTIMANAGER CORE BOND..................  1.30%          B         $ 13.72      3,668
MULTIMANAGER CORE BOND..................  1.55%          B         $ 14.09      1,089
MULTIMANAGER CORE BOND..................  1.65%          B         $ 12.97      2,070
MULTIMANAGER CORE BOND..................  1.70%          B         $ 13.73        416

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
MULTIMANAGER MID CAP GROWTH..........................  1.30%          B          $25.59        469
MULTIMANAGER MID CAP GROWTH..........................  1.55%          B          $19.98         62
MULTIMANAGER MID CAP GROWTH..........................  1.65%          B          $24.26        148
MULTIMANAGER MID CAP GROWTH..........................  1.70%          B          $19.47        510

MULTIMANAGER MID CAP VALUE...........................  1.30%          B          $22.57        249
MULTIMANAGER MID CAP VALUE...........................  1.55%          B          $20.12         32
MULTIMANAGER MID CAP VALUE...........................  1.65%          B          $21.40         88
MULTIMANAGER MID CAP VALUE...........................  1.70%          B          $19.61         53

MULTIMANAGER TECHNOLOGY..............................  0.30%          B          $19.69          1
MULTIMANAGER TECHNOLOGY..............................  1.10%          B          $15.02        561
MULTIMANAGER TECHNOLOGY..............................  1.20%          B          $18.79        119
MULTIMANAGER TECHNOLOGY..............................  1.25%          B          $18.74        399
MULTIMANAGER TECHNOLOGY..............................  1.30%          B          $15.33        949
MULTIMANAGER TECHNOLOGY..............................  1.30%          B          $33.94        240
MULTIMANAGER TECHNOLOGY..............................  1.55%          B          $27.80         59
MULTIMANAGER TECHNOLOGY..............................  1.65%          B          $15.12        140
MULTIMANAGER TECHNOLOGY..............................  1.65%          B          $32.17         65
MULTIMANAGER TECHNOLOGY..............................  1.70%          B          $15.09         65
MULTIMANAGER TECHNOLOGY..............................  1.70%          B          $27.09         45

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.10%       CLASS S       $ 9.27         74
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.20%       CLASS S       $ 9.35         40
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.25%       CLASS S       $ 9.32         22
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.30%       CLASS S       $ 9.30        183
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.65%       CLASS S       $ 9.15         32
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.70%       CLASS S       $ 9.13         38

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.10%       CLASS S       $ 8.77         83
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.20%       CLASS S       $ 8.80         27
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.25%       CLASS S       $ 8.78         33
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.30%       CLASS S       $ 8.76        105
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.65%       CLASS S       $ 8.62         15
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.70%       CLASS S       $ 8.60         29

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  0.30%    ADVISOR CLASS    $ 5.84         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.10%    ADVISOR CLASS    $ 7.18        195
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.20%    ADVISOR CLASS    $ 5.57         99
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.25%    ADVISOR CLASS    $ 5.55        162
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.30%    ADVISOR CLASS    $ 5.88      1,290
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.55%    ADVISOR CLASS    $ 5.75         74
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.65%    ADVISOR CLASS    $ 5.69        441
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.70%    ADVISOR CLASS    $ 5.67        358

PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.10%    ADVISOR CLASS    $10.58        168
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.20%    ADVISOR CLASS    $10.79         60
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.25%    ADVISOR CLASS    $10.76        131
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.30%    ADVISOR CLASS    $13.64        596

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.55%    ADVISOR CLASS    $13.33        88
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.65%    ADVISOR CLASS    $13.20       200
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.70%    ADVISOR CLASS    $13.14       106

PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.10%    ADVISOR CLASS    $10.02       191
PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.20%    ADVISOR CLASS    $ 9.57        39
PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.25%    ADVISOR CLASS    $ 9.54       186

PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.10%    ADVISOR CLASS    $10.00        26
PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.20%    ADVISOR CLASS    $10.82        40
PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.25%    ADVISOR CLASS    $10.79        73

PIMCO INCOME PORTFOLIO..................  1.10%    ADVISOR CLASS    $10.02        27
PIMCO INCOME PORTFOLIO..................  1.25%    ADVISOR CLASS    $10.02         5
PIMCO INCOME PORTFOLIO..................  1.30%    ADVISOR CLASS    $10.02         9

PROFUND VP BEAR.........................  1.30%    COMMON SHARES    $ 2.39        36
PROFUND VP BEAR.........................  1.55%    COMMON SHARES    $ 2.33        39
PROFUND VP BEAR.........................  1.65%    COMMON SHARES    $ 2.31         9

PROFUND VP BIOTECHNOLOGY................  0.65%    COMMON SHARES    $30.84         2
PROFUND VP BIOTECHNOLOGY................  1.30%    COMMON SHARES    $30.81       938
PROFUND VP BIOTECHNOLOGY................  1.55%    COMMON SHARES    $30.10        42
PROFUND VP BIOTECHNOLOGY................  1.65%    COMMON SHARES    $29.82       197
PROFUND VP BIOTECHNOLOGY................  1.70%    COMMON SHARES    $29.69       160

PUTNAM VT DIVERSIFIED INCOME FUND.......  0.30%       CLASS B       $10.43         5
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.10%       CLASS B       $10.43       521
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.20%       CLASS B       $10.01        89
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.25%       CLASS B       $ 9.98       361
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.30%       CLASS B       $ 9.96       771
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.65%       CLASS B       $ 9.80        65
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.70%       CLASS B       $ 9.78        84

PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  0.30%       CLASS B       $11.11         2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  1.10%       CLASS B       $10.80       172
PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  1.25%       CLASS B       $10.74       212

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.10%       CLASS B       $ 9.39       106
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.20%       CLASS B       $ 9.73        46
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.25%       CLASS B       $ 9.70       102

PUTNAM VT RESEARCH FUND.................  1.10%       CLASS B       $12.11        80
PUTNAM VT RESEARCH FUND.................  1.25%       CLASS B       $12.04        13

QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.10%      CLASS II       $ 9.30        48
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.20%      CLASS II       $ 9.52        26
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.25%      CLASS II       $ 9.49        31
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.30%      CLASS II       $ 9.47       213
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.65%      CLASS II       $ 9.32        25
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.70%      CLASS II       $ 9.30        19

SEI VP BALANCED STRATEGY FUND...........  1.10%      CLASS III      $ 9.87       138
SEI VP BALANCED STRATEGY FUND...........  1.20%      CLASS III      $10.49       198
SEI VP BALANCED STRATEGY FUND...........  1.25%      CLASS III      $10.47       486

SEI VP CONSERVATIVE STRATEGY FUND.......  1.10%      CLASS III      $ 9.98       106
SEI VP CONSERVATIVE STRATEGY FUND.......  1.20%      CLASS III      $10.26       123
SEI VP CONSERVATIVE STRATEGY FUND.......  1.25%      CLASS III      $10.23       852

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

SEI VP MARKET GROWTH STRATEGY FUND......  0.30%      CLASS III      $11.16          3
SEI VP MARKET GROWTH STRATEGY FUND......  1.10%      CLASS III      $ 9.93        170
SEI VP MARKET GROWTH STRATEGY FUND......  1.20%      CLASS III      $10.65        304
SEI VP MARKET GROWTH STRATEGY FUND......  1.25%      CLASS III      $10.62        184

SEI VP MARKET PLUS STRATEGY FUND........  1.10%      CLASS III      $10.05         74
SEI VP MARKET PLUS STRATEGY FUND........  1.20%      CLASS III      $11.03         88
SEI VP MARKET PLUS STRATEGY FUND........  1.25%      CLASS III      $11.00         81

SEI VP MODERATE STRATEGY FUND...........  1.10%      CLASS III      $10.12        293
SEI VP MODERATE STRATEGY FUND...........  1.20%      CLASS III      $10.73        124
SEI VP MODERATE STRATEGY FUND...........  1.25%      CLASS III      $10.70        412

T. ROWE PRICE EQUITY INCOME PORTFOLIO...  0.30%      CLASS II       $12.55          6
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.10%      CLASS II       $10.96        544
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.20%      CLASS II       $11.97        103
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.25%      CLASS II       $11.94        292

TEMPLETON DEVELOPING MARKETS VIP FUND...  1.30%       CLASS 2       $10.38        774
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.55%       CLASS 2       $10.15         63
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.65%       CLASS 2       $10.05        191
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.70%       CLASS 2       $10.01        109

TEMPLETON FOREIGN VIP FUND..............  1.30%       CLASS 2       $11.09        399
TEMPLETON FOREIGN VIP FUND..............  1.55%       CLASS 2       $10.84         34
TEMPLETON FOREIGN VIP FUND..............  1.65%       CLASS 2       $10.74         64
TEMPLETON FOREIGN VIP FUND..............  1.70%       CLASS 2       $10.69         80

TEMPLETON GLOBAL BOND VIP FUND..........  0.30%       CLASS 2       $10.30          9
TEMPLETON GLOBAL BOND VIP FUND..........  1.10%       CLASS 2       $ 9.65      1,314
TEMPLETON GLOBAL BOND VIP FUND..........  1.20%       CLASS 2       $ 9.83        599
TEMPLETON GLOBAL BOND VIP FUND..........  1.25%       CLASS 2       $ 9.80        942
TEMPLETON GLOBAL BOND VIP FUND..........  1.30%       CLASS 2       $12.36      5,563
TEMPLETON GLOBAL BOND VIP FUND..........  1.55%       CLASS 2       $12.07        422
TEMPLETON GLOBAL BOND VIP FUND..........  1.65%       CLASS 2       $11.96      1,191
TEMPLETON GLOBAL BOND VIP FUND..........  1.70%       CLASS 2       $11.91      1,212

TEMPLETON GROWTH VIP FUND...............  1.30%       CLASS 2       $13.74         76
TEMPLETON GROWTH VIP FUND...............  1.55%       CLASS 2       $13.43         12
TEMPLETON GROWTH VIP FUND...............  1.65%       CLASS 2       $13.31         13
TEMPLETON GROWTH VIP FUND...............  1.70%       CLASS 2       $13.25          1

VANECK VIP GLOBAL HARD ASSETS FUND......  0.30%       CLASS S       $ 5.19          7
VANECK VIP GLOBAL HARD ASSETS FUND......  1.10%       CLASS S       $ 5.81        196
VANECK VIP GLOBAL HARD ASSETS FUND......  1.20%       CLASS S       $ 4.95        108
VANECK VIP GLOBAL HARD ASSETS FUND......  1.25%       CLASS S       $ 4.93        212
VANECK VIP GLOBAL HARD ASSETS FUND......  1.30%       CLASS S       $ 6.01      1,627
VANECK VIP GLOBAL HARD ASSETS FUND......  1.55%       CLASS S       $ 5.87        162
VANECK VIP GLOBAL HARD ASSETS FUND......  1.65%       CLASS S       $ 5.82        356
VANECK VIP GLOBAL HARD ASSETS FUND......  1.70%       CLASS S       $ 5.79        214

VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.10%    INITIAL CLASS    $ 9.34         46
VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.20%    INITIAL CLASS    $ 9.14         28
VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.25%    INITIAL CLASS    $ 9.12         34

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                   1290 VT       1290 VT
                                                      1290 VT    DOUBLELINE    DOUBLELINE
                                                    CONVERTIBLE    DYNAMIC    OPPORTUNISTIC                 1290 VT EQUITY
                                                    SECURITIES*  ALLOCATION*      BOND*     1290 VT ENERGY*    INCOME*
                                                    -----------  -----------  ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $   322,762  $   266,857    $ 703,074     $    92,889    $    612,766
 Expenses:
   Asset-based charges.............................      31,439      226,603      270,550          39,056         445,313
                                                    -----------  -----------    ---------     -----------    ------------

NET INVESTMENT INCOME (LOSS).......................     291,323       40,254      432,524          53,833         167,453
                                                    -----------  -----------    ---------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........      63,777       23,919      (20,096)         45,232      (1,089,446)
   Net realized gain distribution from the
    Portfolios.....................................     308,960      379,532           --              --       8,280,433
                                                    -----------  -----------    ---------     -----------    ------------
 Net realized gain (loss)..........................     372,737      403,451      (20,096)         45,232       7,190,987
                                                    -----------  -----------    ---------     -----------    ------------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (1,274,663)  (1,321,450)    (867,012)     (1,220,664)    (11,336,900)
                                                    -----------  -----------    ---------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................    (901,926)    (917,999)    (887,108)     (1,175,432)     (4,145,913)
                                                    -----------  -----------    ---------     -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $  (610,603) $  (877,745)   $(454,584)    $(1,121,599)   $ (3,978,460)
                                                    ===========  ===========    =========     ===========    ============

                                                    1290 VT GAMCO
                                                      MERGERS &
                                                    ACQUISITIONS*
                                                    -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................  $   269,634
 Expenses:
   Asset-based charges.............................      248,662
                                                     -----------

NET INVESTMENT INCOME (LOSS).......................       20,972
                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........      (49,880)
   Net realized gain distribution from the
    Portfolios.....................................      494,012
                                                     -----------
 Net realized gain (loss)..........................      444,132
                                                     -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (1,607,737)
                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................   (1,163,605)
                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $(1,142,633)
                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                    1290 VT GAMCO                       1290 VT LOW
                                                    SMALL COMPANY 1290 VT HIGH YIELD VOLATILITY GLOBAL    1290 VT
                                                       VALUE*           BOND*             EQUITY*      MICRO CAP*(A)
                                                    ------------- ------------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $  1,618,515     $   779,104         $  80,788        $    18
 Expenses:
   Asset-based charges.............................    4,015,494         183,117            32,879             45
                                                    ------------     -----------         ---------        -------

NET INVESTMENT INCOME (LOSS).......................   (2,396,979)        595,987            47,909            (27)
                                                    ------------     -----------         ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........    7,752,637        (102,812)           42,840           (411)
   Net realized gain distribution from the
    Portfolios.....................................   13,120,727              --            22,474          6,460
                                                    ------------     -----------         ---------        -------
 Net realized gain (loss)..........................   20,873,364        (102,812)           65,314          6,049
                                                    ------------     -----------         ---------        -------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (67,731,103)     (1,000,941)         (261,908)        (8,319)
                                                    ------------     -----------         ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  (46,857,739)     (1,103,753)         (196,594)        (2,270)
                                                    ------------     -----------         ---------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $(49,254,718)    $  (507,766)        $(148,685)       $(2,297)
                                                    ============     ===========         =========        =======

                                                    1290 VT MULTI-   1290 VT
                                                     ALTERNATIVE     NATURAL
                                                    STRATEGIES*(A)  RESOURCES*
                                                    -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................     $ 104      $   172,508
 Expenses:
   Asset-based charges.............................        13           84,262
                                                        -----      -----------

NET INVESTMENT INCOME (LOSS).......................        91           88,246
                                                        -----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........        --          240,149
   Net realized gain distribution from the
    Portfolios.....................................        --               --
                                                        -----      -----------
 Net realized gain (loss)..........................        --          240,149
                                                        -----      -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................      (305)      (1,338,957)
                                                        -----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      (305)      (1,098,808)
                                                        -----      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................     $(214)     $(1,010,562)
                                                        =====      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                         1290 VT                     7TWELVE/TM/
                                                                         1290 VT SMALL  SMARTBETA   1290 VT SOCIALLY   BALANCED
                                                    1290 VT REAL ESTATE* CAP VALUE*(A)   EQUITY*      RESPONSIBLE*    PORTFOLIO
                                                    -------------------- ------------- -----------  ---------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................     $   487,578        $    972    $   225,037     $  64,625     $   279,074
 Expenses:
   Asset-based charges.............................         177,658             130         19,947        66,068         890,681
                                                        -----------        --------    -----------     ---------     -----------

NET INVESTMENT INCOME (LOSS).......................         309,920             842        205,090        (1,443)       (611,607)
                                                        -----------        --------    -----------     ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........         (13,417)            (20)        48,852        16,711       1,153,715
   Net realized gain distribution from the
    Portfolios.....................................              --           4,114        613,277       174,033              --
                                                        -----------        --------    -----------     ---------     -----------
 Net realized gain (loss)..........................         (13,417)          4,094        662,129       190,744       1,153,715
                                                        -----------        --------    -----------     ---------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................      (1,182,918)        (16,455)    (1,886,787)     (610,057)     (6,817,104)
                                                        -----------        --------    -----------     ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      (1,196,335)        (12,361)    (1,224,658)     (419,313)     (5,663,389)
                                                        -----------        --------    -----------     ---------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................     $  (886,415)       $(11,519)   $(1,019,568)    $(420,756)    $(6,274,996)
                                                        ===========        ========    ===========     =========     ===========

                                                    AB VPS BALANCED
                                                    WEALTH STRATEGY
                                                      PORTFOLIO**
                                                    ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................    $  85,671
 Expenses:
   Asset-based charges.............................       71,998
                                                       ---------

NET INVESTMENT INCOME (LOSS).......................       13,673
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........        3,477
   Net realized gain distribution from the
    Portfolios.....................................      383,403
                                                       ---------
 Net realized gain (loss)..........................      386,880
                                                       ---------

 Net change in unrealized appreciation
   (depreciation) of investments...................     (784,401)
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................     (397,521)
                                                       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................    $(383,848)
                                                       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of
  AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                          AB VPS GLOBAL                  AB VPS
                                            THEMATIC    AB VPS GROWTH INTERNATIONAL AB VPS REAL ESTATE AB VPS SMALL/MID
                                             GROWTH      AND INCOME      GROWTH         INVESTMENT        CAP VALUE
                                           PORTFOLIO**   PORTFOLIO**   PORTFOLIO**     PORTFOLIO**       PORTFOLIO**
                                          ------------- ------------- ------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $      --    $    46,330   $    36,106      $  96,884        $     9,509
 Expenses:
   Asset-based charges...................      14,889         71,443       126,548         65,403             50,095
                                            ---------    -----------   -----------      ---------        -----------

NET INVESTMENT INCOME (LOSS).............     (14,889)       (25,113)      (90,442)        31,481            (40,586)
                                            ---------    -----------   -----------      ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      60,882         39,990       356,989        (96,466)           169,694
   Net realized gain distribution from
    the Portfolios.......................          --        704,257            --        233,095            338,434
                                            ---------    -----------   -----------      ---------        -----------
 Net realized gain (loss)................      60,882        744,247       356,989        136,629            508,128
                                            ---------    -----------   -----------      ---------        -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (208,031)    (1,506,333)   (2,004,128)      (481,598)        (1,264,321)
                                            ---------    -----------   -----------      ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (147,149)      (762,086)   (1,647,139)      (344,969)          (756,193)
                                            ---------    -----------   -----------      ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(162,038)   $  (787,199)  $(1,737,581)     $(313,488)       $  (796,779)
                                            =========    ===========   ===========      =========        ===========


                                            ALL ASSET
                                          GROWTH-ALT 20*
                                          --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   764,776
 Expenses:
   Asset-based charges...................      584,593
                                           -----------

NET INVESTMENT INCOME (LOSS).............      180,183
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      276,580
   Net realized gain distribution from
    the Portfolios.......................    1,454,317
                                           -----------
 Net realized gain (loss)................    1,730,897
                                           -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (5,683,919)
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (3,953,022)
                                           -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(3,772,839)
                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                         AMERICAN FUNDS
                                                              AMERICAN       AMERICAN       INSURANCE    AMERICAN FUNDS
                                          ALPS | RED ROCKS   CENTURY VP     CENTURY VP   SERIES(R) ASSET   INSURANCE
                                           LISTED PRIVATE     INFLATION    LARGE COMPANY   ALLOCATION    SERIES(R) BOND
                                          EQUITY PORTFOLIO PROTECTION FUND     VALUE        FUND/SM/        FUND/SM/
                                          ---------------- --------------- ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 227,889        $ 214,195      $  32,881     $ 1,058,297    $   803,498
 Expenses:
   Asset-based charges...................       44,653           85,004         30,806         743,704        546,063
                                             ---------        ---------      ---------     -----------    -----------

NET INVESTMENT INCOME (LOSS).............      183,236          129,191          2,075         314,593        257,435
                                             ---------        ---------      ---------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      159,058          (26,620)        72,215         651,923       (455,110)
   Net realized gain distribution from
    the Portfolios.......................       11,517               --        131,357       2,758,017         52,802
                                             ---------        ---------      ---------     -----------    -----------
 Net realized gain (loss)................      170,575          (26,620)       203,572       3,409,940       (402,308)
                                             ---------        ---------      ---------     -----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     (951,854)        (384,856)      (382,829)     (8,269,025)      (836,947)
                                             ---------        ---------      ---------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (781,279)        (411,476)      (179,257)     (4,859,085)    (1,239,255)
                                             ---------        ---------      ---------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $(598,043)       $(282,285)     $(177,182)    $(4,544,492)   $  (981,820)
                                             =========        =========      =========     ===========    ===========

                                           AMERICAN FUNDS
                                             INSURANCE
                                          SERIES(R) GLOBAL
                                          GROWTH FUND/SM/
                                          ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $    61,932
 Expenses:
   Asset-based charges...................       124,304
                                            -----------

NET INVESTMENT INCOME (LOSS).............       (62,372)
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       353,490
   Net realized gain distribution from
    the Portfolios.......................       761,631
                                            -----------
 Net realized gain (loss)................     1,115,121
                                            -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (2,518,363)
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (1,403,242)
                                            -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(1,465,614)
                                            ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           AMERICAN FUNDS                    AMERICAN FUNDS   AMERICAN FUNDS
                                             INSURANCE                         INSURANCE         INSURANCE
                                          SERIES(R) GLOBAL  AMERICAN FUNDS     SERIES(R)     SERIES(R) MANAGED AMERICAN FUNDS
                                               SMALL           INSURANCE     INTERNATIONAL      RISK ASSET       INSURANCE
                                           CAPITALIZATION  SERIES(R) GROWTH-   GROWTH AND       ALLOCATION     SERIES(R) NEW
                                              FUND/SM/      INCOME FUND/SM/  INCOME FUND/SM/     FUND/SM/      WORLD FUND(R)
                                          ---------------- ----------------- --------------  ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $     3,952       $   235,952     $   150,276        $  93,504      $    388,155
 Expenses:
   Asset-based charges...................       247,030           177,837          77,102          100,378           748,228
                                            -----------       -----------     -----------        ---------      ------------

NET INVESTMENT INCOME (LOSS).............      (243,078)           58,115          73,174           (6,874)         (360,073)
                                            -----------       -----------     -----------        ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (139,171)          106,927          30,131          149,971           378,577
   Net realized gain distribution from
    the Portfolios.......................       791,857           983,731              --          272,864         1,508,271
                                            -----------       -----------     -----------        ---------      ------------
 Net realized gain (loss)................       652,686         1,090,658          30,131          422,835         1,886,848
                                            -----------       -----------     -----------        ---------      ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (2,737,082)       (2,215,869)     (1,023,541)        (849,664)      (10,663,729)
                                            -----------       -----------     -----------        ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (2,084,396)       (1,125,211)       (993,410)        (426,829)       (8,776,881)
                                            -----------       -----------     -----------        ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(2,327,474)      $(1,067,096)    $  (920,236)       $(433,703)     $ (9,136,954)
                                            ===========       ===========     ===========        =========      ============




                                          AXA 400 MANAGED
                                            VOLATILITY*
                                          ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $    648,762
 Expenses:
   Asset-based charges...................     1,060,377
                                           ------------

NET INVESTMENT INCOME (LOSS).............      (411,615)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     4,724,791
   Net realized gain distribution from
    the Portfolios.......................     5,001,065
                                           ------------
 Net realized gain (loss)................     9,725,856
                                           ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (18,173,492)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (8,447,636)
                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $ (8,859,251)
                                           ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                                AXA
                                                  AXA 2000                                                  CONSERVATIVE
                                AXA 500 MANAGED    MANAGED    AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH
                                  VOLATILITY*    VOLATILITY*   ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*
                                --------------- ------------  -------------- -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $  1,731,674   $    532,412   $   439,848   $  45,562,906  $  35,437,451  $  15,659,306
 Expenses:
   Asset-based charges.........     2,442,855      1,067,108       362,840      52,590,217     41,995,546     18,920,853
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)...      (711,181)      (534,696)       77,008      (7,027,311)    (6,558,095)    (3,261,547)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    15,656,742      5,499,410       592,518      48,020,903     51,937,983     24,207,724
   Net realized gain
    distribution from the
    Portfolios.................     3,484,685      4,278,107     1,523,687      59,623,228     61,334,174     27,532,546
                                 ------------   ------------   -----------   -------------  -------------  -------------
 Net realized gain (loss)......    19,141,427      9,777,517     2,116,205     107,644,131    113,272,157     51,740,270
                                 ------------   ------------   -----------   -------------  -------------  -------------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   (28,666,752)   (17,727,924)   (4,998,411)   (424,381,872)  (270,113,644)  (109,365,997)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (9,525,325)    (7,950,407)   (2,882,206)   (316,737,741)  (156,841,487)   (57,625,727)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $(10,236,506)  $ (8,485,103)  $(2,805,198)  $(323,765,052) $(163,399,582) $ (60,887,274)
                                 ============   ============   ===========   =============  =============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                           AXA           AXA           AXA
                                              AXA         AXA GLOBAL                  INTERNATIONAL INTERNATIONAL INTERNATIONAL
                                          CONSERVATIVE  EQUITY MANAGED   AXA GROWTH   CORE MANAGED     MANAGED    VALUE MANAGED
                                           STRATEGY*     VOLATILITY*     STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------  -------------- -------------  ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  7,506,243   $   158,226   $  53,148,044   $   223,081  $  1,846,873    $  48,902
 Expenses:
   Asset-based charges...................    9,215,748       233,916      62,422,202       190,614     1,515,324       43,717
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET INVESTMENT INCOME (LOSS).............   (1,709,505)      (75,690)     (9,274,158)       32,467       331,549        5,185
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    3,868,130     1,072,999      67,549,369       431,786     3,164,009      121,085
   Net realized gain distribution from
    the Portfolios.......................   13,576,119     1,123,071      77,343,241            --       311,201           --
                                          ------------   -----------   -------------   -----------  ------------    ---------
 Net realized gain (loss)................   17,444,249     2,196,070     144,892,610       431,786     3,475,210      121,085
                                          ------------   -----------   -------------   -----------  ------------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (33,721,813)   (4,185,609)   (468,044,895)   (2,665,299)  (20,247,061)    (658,383)
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (16,277,564)   (1,989,539)   (323,152,285)   (2,233,513)  (16,771,851)    (537,298)
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(17,987,069)  $(2,065,229)  $(332,426,443)  $(2,201,046) $(16,440,302)   $(532,113)
                                          ============   ===========   =============   ===========  ============    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                        AXA LARGE
                                           AXA LARGE       CAP       AXA LARGE     AXA MID                       AXA
                                           CAP CORE      GROWTH      CAP VALUE    CAP VALUE        AXA        MODERATE
                                            MANAGED      MANAGED      MANAGED      MANAGED      MODERATE       GROWTH
                                          VOLATILITY*  VOLATILITY*  VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*
                                          -----------  -----------  -----------  -----------  ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    97,742  $   117,997  $   586,091  $   208,396  $  2,523,037  $  74,872,229
 Expenses:
   Asset-based charges...................     152,380      373,264      351,171      253,134     2,039,763     89,992,587
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET INVESTMENT INCOME (LOSS).............     (54,638)    (255,267)     234,920      (44,738)      483,274    (15,120,358)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     546,379    1,949,812    1,628,238      587,684       675,812    123,571,365
   Net realized gain distribution from
    the Portfolios.......................     755,674    2,047,215    1,101,084    1,344,638     6,173,810    146,135,889
                                          -----------  -----------  -----------  -----------  ------------  -------------
 Net realized gain (loss)................   1,302,053    3,997,027    2,729,322    1,932,322     6,849,622    269,707,254
                                          -----------  -----------  -----------  -----------  ------------  -------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,902,216)  (4,574,908)  (5,567,383)  (4,319,721)  (16,917,343)  (658,154,684)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (600,163)    (577,881)  (2,838,061)  (2,387,399)  (10,067,721)  (388,447,430)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (654,801) $  (833,148) $(2,603,141) $(2,432,137) $ (9,584,447) $(403,567,788)
                                          ===========  ===========  ===========  ===========  ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                                AXA/AB
                                              AXA                      AXA/AB                      AXA/AB       SHORT
                                           MODERATE-    AXA ULTRA     DYNAMIC       AXA/AB        DYNAMIC      DURATION
                                             PLUS      CONSERVATIVE  AGGRESSIVE     DYNAMIC       MODERATE    GOVERNMENT
                                          ALLOCATION*   STRATEGY*     GROWTH*       GROWTH*       GROWTH*       BOND*
                                          -----------  ------------ -----------  ------------  -------------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,003,720  $ 7,436,610  $   905,779  $  6,254,402  $  30,314,295   $38,394
 Expenses:
   Asset-based charges...................     775,397    4,089,348      490,173     8,132,931     38,334,491    29,136
                                          -----------  -----------  -----------  ------------  -------------   -------

NET INVESTMENT INCOME (LOSS).............     228,323    3,347,262      415,606    (1,878,529)    (8,020,196)    9,258
                                          -----------  -----------  -----------  ------------  -------------   -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     988,107   (1,678,394)     (45,278)    2,273,212     48,635,771    (1,851)
   Net realized gain distribution from
    the Portfolios.......................   3,002,441      973,454       36,861     3,398,910     24,719,624        --
                                          -----------  -----------  -----------  ------------  -------------   -------
 Net realized gain (loss)................   3,990,548     (704,940)      (8,417)    5,672,122     73,355,395    (1,851)
                                          -----------  -----------  -----------  ------------  -------------   -------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,192,132)  (1,960,856)  (7,638,567)  (56,803,490)  (257,738,267)   (6,905)
                                          -----------  -----------  -----------  ------------  -------------   -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (5,201,584)  (2,665,796)  (7,646,984)  (51,131,368)  (184,382,872)   (8,756)
                                          -----------  -----------  -----------  ------------  -------------   -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(4,973,261) $   681,466  $(7,231,378) $(53,009,897) $(192,403,068)  $   502
                                          ===========  ===========  ===========  ============  =============   =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                        AXA/FRANKLIN
                                                                           AXA/FRANKLIN  AXA/FRANKLIN    TEMPLETON
                                                           AXA/CLEARBRIDGE   BALANCED   SMALL CAP VALUE  ALLOCATION
                                          AXA/AB SMALL CAP    LARGE CAP      MANAGED        MANAGED       MANAGED
                                              GROWTH*          GROWTH*     VOLATILITY*    VOLATILITY*   VOLATILITY*
                                          ---------------- --------------- ------------ --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $     95,115     $   135,081   $   621,648    $    65,560   $   258,126
 Expenses:
   Asset-based charges...................      1,090,966       1,168,697       331,498        160,257       176,170
                                            ------------     -----------   -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS).............       (995,851)     (1,033,616)      290,150        (94,697)       81,956
                                            ------------     -----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................        785,951         230,311    (1,210,617)       644,967       413,972
   Net realized gain distribution from
    the Portfolios.......................     11,878,360       6,653,838       812,319      1,232,662     2,457,793
                                            ------------     -----------   -----------    -----------   -----------
 Net realized gain (loss)................     12,664,311       6,884,149      (398,298)     1,877,629     2,871,765
                                            ------------     -----------   -----------    -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (18,540,325)     (6,408,015)   (1,255,756)    (3,162,923)   (4,114,327)
                                            ------------     -----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (5,876,014)        476,134    (1,654,054)    (1,285,294)   (1,242,562)
                                            ------------     -----------   -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ (6,871,865)    $  (557,482)  $(1,363,904)   $(1,379,991)  $(1,160,606)
                                            ============     ===========   ===========    ===========   ===========


                                            AXA/GOLDMAN
                                          SACHS STRATEGIC
                                            ALLOCATION*
                                          ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  4,851,642
 Expenses:
   Asset-based charges...................     6,740,001
                                           ------------

NET INVESTMENT INCOME (LOSS).............    (1,888,359)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       886,357
   Net realized gain distribution from
    the Portfolios.......................            --
                                           ------------
 Net realized gain (loss)................       886,357
                                           ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (32,284,958)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (31,398,601)
                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(33,286,960)
                                           ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                           AXA/TEMPLETON
                                      AXA/INVESCO               AXA/JPMORGAN AXA/LEGG MASON                GLOBAL EQUITY
                                       STRATEGIC    AXA/JANUS    STRATEGIC     STRATEGIC      AXA/LOOMIS      MANAGED
                                      ALLOCATION*  ENTERPRISE*  ALLOCATION*   ALLOCATION*   SAYLES GROWTH*  VOLATILITY*
                                     ------------  -----------  ------------ -------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $  2,080,614  $        --  $   367,206   $  2,146,861   $     75,621   $   482,468
 Expenses:
   Asset-based charges..............    3,386,593      803,064      393,171      2,002,304      1,078,821       259,911
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET INVESTMENT INCOME (LOSS)........   (1,305,979)    (803,064)     (25,965)       144,557     (1,003,200)      222,557
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      520,159      474,531        1,255        488,611      3,296,958       787,610
   Net realized gain distribution
    from the Portfolios.............      971,791    3,149,458       80,753             --      8,100,525     1,629,391
                                     ------------  -----------  -----------   ------------   ------------   -----------
 Net realized gain (loss)...........    1,491,950    3,623,989       82,008        488,611     11,397,483     2,417,001
                                     ------------  -----------  -----------   ------------   ------------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (16,775,742)  (4,575,434)  (4,034,747)   (12,789,471)   (14,193,255)   (5,002,050)
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (15,283,792)    (951,445)  (3,952,739)   (12,300,860)    (2,795,772)   (2,585,049)
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(16,589,771) $(1,754,509) $(3,978,704)  $(12,156,303)  $ (3,798,972)  $(2,362,492)
                                     ============  ===========  ===========   ============   ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                        BLACKROCK
                                         GLOBAL         BLACKROCK     CHARTER/SM/
                                     ALLOCATION V.I. LARGE CAP FOCUS   AGGRESSIVE   CHARTER/SM/  CHARTER/SM/  CHARTER/SM/
                                          FUND       GROWTH V.I. FUND   GROWTH*    CONSERVATIVE*   GROWTH*     MODERATE*
                                     --------------- ---------------- -----------  ------------- -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    981,650     $        --    $   102,923   $   618,984  $   236,433  $   635,996
 Expenses:
   Asset-based charges..............     1,589,820         785,447         86,807       380,266      180,875      411,594
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)........      (608,170)       (785,447)        16,116       238,718       55,558      224,402
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       415,532         873,060        156,260       377,024       81,383      198,080
   Net realized gain distribution
    from the Portfolios.............     4,982,301       6,094,751        157,386       293,940      281,604      448,895
                                      ------------     -----------    -----------   -----------  -----------  -----------
 Net realized gain (loss)...........     5,397,833       6,967,811        313,646       670,964      362,987      646,975
                                      ------------     -----------    -----------   -----------  -----------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (15,128,981)     (7,690,087)    (1,116,331)   (2,349,128)  (1,814,094)  (2,949,894)
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (9,731,148)       (722,276)      (802,685)   (1,678,164)  (1,451,107)  (2,302,919)
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(10,339,318)    $(1,507,723)   $  (786,569)  $(1,439,446) $(1,395,549) $(2,078,517)
                                      ============     ===========    ===========   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                         CLEARBRIDGE
                                                                                                          VARIABLE
                                     CHARTER/SM/                                                         AGGRESSIVE
                                       MODERATE   CHARTER/SM/ MULTI- CHARTER/SM/ SMALL CHARTER/SM/ SMALL   GROWTH
                                       GROWTH*      SECTOR BOND*       CAP GROWTH*       CAP VALUE*       PORTFOLIO
                                     -----------  ----------------   ---------------   ---------------   -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   495,136      $ 34,314         $   385,795       $   215,125     $   201,876
 Expenses:
   Asset-based charges..............     337,919        24,067             149,345           291,766         720,722
                                     -----------      --------         -----------       -----------     -----------

NET INVESTMENT INCOME (LOSS)........     157,217        10,247             236,450           (76,641)       (518,846)
                                     -----------      --------         -----------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     475,299       (31,766)            920,939           946,157        (603,010)
   Net realized gain distribution
    from the Portfolios.............     414,759            --             777,041           262,183       3,449,266
                                     -----------      --------         -----------       -----------     -----------
 Net realized gain (loss)...........     890,058       (31,766)          1,697,980         1,208,340       2,846,256
                                     -----------      --------         -----------       -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,225,113)      (13,855)         (2,584,164)       (3,564,964)     (7,314,313)
                                     -----------      --------         -----------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,335,055)      (45,621)           (886,184)       (2,356,624)     (4,468,057)
                                     -----------      --------         -----------       -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,177,838)     $(35,374)        $  (649,734)      $(2,433,265)    $(4,986,903)
                                     ===========      ========         ===========       ===========     ===========

                                     CLEARBRIDGE
                                       VARIABLE
                                     APPRECIATION
                                      PORTFOLIO
                                     ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   163,850
 Expenses:
   Asset-based charges..............     186,235
                                     -----------

NET INVESTMENT INCOME (LOSS)........     (22,385)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     193,785
   Net realized gain distribution
    from the Portfolios.............     625,283
                                     -----------
 Net realized gain (loss)...........     819,068
                                     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (1,281,829)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (462,761)
                                     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $  (485,146)
                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     CLEARBRIDGE
                                      VARIABLE                                                     DELAWARE VIP(R)
                                      DIVIDEND      CLEARBRIDGE    DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT
                                      STRATEGY    VARIABLE MID CAP   DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE
                                      PORTFOLIO      PORTFOLIO      INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND
                                     -----------  ---------------- --------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   447,989     $   8,804        $ 519,725       $ 116,180       $ 234,692     $ 1,364,191
 Expenses:
   Asset-based charges..............     404,096        65,363          210,034          46,899         113,608         442,616
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET INVESTMENT INCOME (LOSS)........      43,893       (56,559)         309,691          69,281         121,084         921,575
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     857,987         4,432         (116,924)         77,206         (45,050)        176,995
   Net realized gain distribution
    from the Portfolios.............   1,944,256        88,066               --          12,543              --              --
                                     -----------     ---------        ---------       ---------       ---------     -----------
 Net realized gain (loss)...........   2,802,243        92,498         (116,924)         89,749         (45,050)        176,995
                                     -----------     ---------        ---------       ---------       ---------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (4,741,080)     (724,029)        (809,779)       (947,582)       (187,009)     (2,008,730)
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (1,938,837)     (631,531)        (926,703)       (857,833)       (232,059)     (1,831,735)
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,894,944)    $(688,090)       $(617,012)      $(788,552)      $(110,975)    $  (910,160)
                                     ===========     =========        =========       =========       =========     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                EQ/CLEARBRIDGE
                                       EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL  SELECT EQUITY
                                     CENTURY MID CAP BASIC VALUE     GUARDIAN      MANAGED      EQ/COMMON   EQ/CORE BOND
                                        VALUE*(A)      EQUITY*      RESEARCH*    VOLATILITY*   STOCK INDEX*    INDEX*
                                     --------------- ------------  -----------  -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    760,898   $  2,316,578  $   105,463   $   143,305   $   814,374  $ 5,840,495
 Expenses:
   Asset-based charges..............       371,167      1,996,939      286,360        61,903       773,128    4,608,749
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS)........       389,731        319,639     (180,897)       81,402        41,246    1,231,746
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (160,402)     6,837,306    1,361,162        74,087     2,059,339   (2,424,628)
   Net realized gain distribution
    from the Portfolios.............            --     11,868,605    2,115,733     1,860,504     2,950,789           --
                                      ------------   ------------  -----------   -----------   -----------  -----------
 Net realized gain (loss)...........      (160,402)    18,705,911    3,476,895     1,934,591     5,010,128   (2,424,628)
                                      ------------   ------------  -----------   -----------   -----------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (15,352,879)   (31,908,681)  (4,283,609)   (2,452,889)   (9,481,433)  (3,070,592)
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (15,513,281)   (13,202,770)    (806,714)     (518,298)   (4,471,305)  (5,495,220)
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(15,123,550)  $(12,883,131) $  (987,611)  $  (436,896)  $(4,430,059) $(4,263,474)
                                      ============   ============  ===========   ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN  EQ/FRANKLIN
                                     MARKETS EQUITY EQ/EQUITY 500 INSTITUTIONAL AM/SM    RISING      STRATEGIC   EQ/GLOBAL BOND
                                         PLUS*         INDEX*       /LARGE CAP*(A)    DIVIDENDS*(A) INCOME*(A)       PLUS*
                                     -------------- ------------- ------------------- ------------- -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   112,683   $  5,040,873     $    399,438      $   229,437  $   402,931    $ 116,966
 Expenses:
   Asset-based charges..............      111,839      4,550,848          458,662          220,400      167,330      134,057
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET INVESTMENT INCOME (LOSS)........          844        490,025          (59,224)           9,037      235,601      (17,091)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      406,084     10,077,199         (332,752)         (50,456)     (17,289)    (198,070)
   Net realized gain distribution
    from the Portfolios.............       48,583      7,683,747               --               --           --           --
                                      -----------   ------------     ------------      -----------  -----------    ---------
 Net realized gain (loss)...........      454,667     17,760,946         (332,752)         (50,456)     (17,289)    (198,070)
                                      -----------   ------------     ------------      -----------  -----------    ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (1,977,365)   (40,008,106)     (19,533,318)      (5,968,855)  (1,106,647)     (87,070)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (1,522,698)   (22,247,160)     (19,866,070)      (6,019,311)  (1,123,936)    (285,140)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(1,521,854)  $(21,757,135)    $(19,925,294)     $(6,010,274) $  (888,335)   $(302,231)
                                      ===========   ============     ============      ===========  ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/GOLDMAN   EQ/INTERMEDIATE                                EQ/INVESCO    EQ/INVESCO
                                     SACHS MID CAP   GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL
                                       VALUE*(A)        BOND*       EQUITY INDEX*    COMSTOCK*    ESTATE*(A)    GROWTH*(A)
                                     ------------- --------------- ---------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    58,329    $1,467,716      $ 1,211,381    $    766,926  $   380,180   $    93,040
 Expenses:
   Asset-based charges..............       76,325     1,694,126          638,155         650,038      198,752       120,981
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS)........      (17,996)     (226,410)         573,226         116,888      181,428       (27,941)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (27,423)     (776,744)         (96,814)      2,484,360       30,053       (45,122)
   Net realized gain distribution
    from the Portfolios.............           --            --               --       2,003,562           --            --
                                      -----------    ----------      -----------    ------------  -----------   -----------
 Net realized gain (loss)...........      (27,423)     (776,744)         (96,814)      4,487,922       30,053       (45,122)
                                      -----------    ----------      -----------    ------------  -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,524,726)      144,983       (8,847,069)    (11,426,857)  (1,220,364)   (2,317,808)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (2,552,149)     (631,761)      (8,943,883)     (6,938,935)  (1,190,311)   (2,362,930)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(2,570,145)   $ (858,171)     $(8,370,657)   $ (6,822,047) $(1,008,883)  $(2,390,871)
                                      ===========    ==========      ===========    ============  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                          EQ/JPMORGAN
                                                       EQ/IVY MID CAP   EQ/IVY SCIENCE       VALUE      EQ/LARGE CAP
                                     EQ/IVY ENERGY*(A)   GROWTH*(A)   AND TECHNOLOGY*(A) OPPORTUNITIES* GROWTH INDEX*
                                     ----------------- -------------- ------------------ -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $     27,145     $     5,686      $         --     $   208,983    $   485,795
 Expenses:
   Asset-based charges..............         73,366         175,359           235,131         308,276        980,330
                                       ------------     -----------      ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)........        (46,221)       (169,673)         (235,131)        (99,293)      (494,535)
                                       ------------     -----------      ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (388,716)        (73,853)         (126,047)      1,129,514      1,827,539
   Net realized gain distribution
    from the Portfolios.............             --              --                --       1,638,763      4,611,721
                                       ------------     -----------      ------------     -----------    -----------
 Net realized gain (loss)...........       (388,716)        (73,853)         (126,047)      2,768,277      6,439,260
                                       ------------     -----------      ------------     -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (9,910,107)     (5,505,591)      (10,218,455)     (6,215,141)    (8,981,034)
                                       ------------     -----------      ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (10,298,823)     (5,579,444)      (10,344,502)     (3,446,864)    (2,541,774)
                                       ------------     -----------      ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(10,345,044)    $(5,749,117)     $(10,579,633)    $(3,546,157)   $(3,036,309)
                                       ============     ===========      ============     ===========    ===========

                                     EQ/LARGE CAP
                                     VALUE INDEX*
                                     ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   893,613
 Expenses:
   Asset-based charges..............     576,123
                                     -----------

NET INVESTMENT INCOME (LOSS)........     317,490
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     759,808
   Net realized gain distribution
    from the Portfolios.............   1,763,635
                                     -----------
 Net realized gain (loss)...........   2,523,443
                                     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (7,249,632)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (4,726,189)
                                     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(4,408,699)
                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                         EQ/LAZARD         EQ/MFS        EQ/MFS
                                          EMERGING      INTERNATIONAL INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES
                                     MARKETS EQUITY*(A)    GROWTH*      VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)
                                     ------------------ ------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $   142,245     $    497,096  $         --   $        --     $   255,896
 Expenses:
   Asset-based charges..............        231,275          719,830       607,690       105,230         143,760
                                        -----------     ------------  ------------   -----------     -----------

NET INVESTMENT INCOME (LOSS)........        (89,030)        (222,734)     (607,690)     (105,230)        112,136
                                        -----------     ------------  ------------   -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................          4,888        1,089,552      (121,346)     (209,287)        (31,622)
   Net realized gain distribution
    from the Portfolios.............             --        5,127,194            --            --              --
                                        -----------     ------------  ------------   -----------     -----------
 Net realized gain (loss)...........          4,888        6,216,746      (121,346)     (209,287)        (31,622)
                                        -----------     ------------  ------------   -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (1,010,282)     (12,031,126)   (9,462,479)   (3,726,671)     (1,971,606)
                                        -----------     ------------  ------------   -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (1,005,394)      (5,814,380)   (9,583,825)   (3,935,958)     (2,003,228)
                                        -----------     ------------  ------------   -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(1,094,424)    $ (6,037,114) $(10,191,515)  $(4,041,188)    $(1,891,092)
                                        ===========     ============  ============   ===========     ===========


                                     EQ/MID CAP INDEX*
                                     -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  1,020,759
 Expenses:
   Asset-based charges..............      1,315,848
                                       ------------

NET INVESTMENT INCOME (LOSS)........       (295,089)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      2,596,105
   Net realized gain distribution
    from the Portfolios.............      7,001,604
                                       ------------
 Net realized gain (loss)...........      9,597,709
                                       ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (21,273,974)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (11,676,265)
                                       ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(11,971,354)
                                       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/MONEY   EQ/OPPENHEIMER EQ/PIMCO GLOBAL EQ/PIMCO REAL EQ/PIMCO TOTAL EQ/PIMCO ULTRA
                                      MARKET*       GLOBAL*      REAL RETURN*    RETURN*(A)     RETURN*(A)    SHORT BOND*
                                     ----------  -------------- --------------- ------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $1,404,427   $    299,440     $ 623,099      $ 224,577     $1,127,648     $ 856,905
 Expenses:
   Asset-based charges..............  1,502,480      1,237,107       310,125        144,253        462,493       482,606
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET INVESTMENT INCOME (LOSS)........    (98,053)      (937,667)      312,974         80,324        665,155       374,299
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      3,019      5,936,584       (48,378)        (4,961)        11,961        76,176
   Net realized gain distribution
    from the Portfolios.............         --      2,185,955            --         81,552        573,144            --
                                     ----------   ------------     ---------      ---------     ----------     ---------
 Net realized gain (loss)...........      3,019      8,122,539       (48,378)        76,591        585,105        76,176
                                     ----------   ------------     ---------      ---------     ----------     ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      2,304    (19,182,377)     (881,045)      (164,777)     1,005,531      (644,786)
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      5,323    (11,059,838)     (929,423)       (88,186)     1,590,636      (568,610)
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $  (92,730)  $(11,997,505)    $(616,449)     $  (7,862)    $2,255,791     $(194,311)
                                     ==========   ============     =========      =========     ==========     =========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018



                                     EQ/QUALITY BOND    EQ/SMALL    EQ/T. ROWE PRICE  EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                          PLUS*      COMPANY INDEX*  GROWTH STOCK*   HEALTH SCIENCES*(A)     INCOME*
                                     --------------- -------------- ---------------- ------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $ 441,829     $    673,396    $         --      $         --       $    24,744
 Expenses:
   Asset-based charges..............      406,911          901,721       3,135,933           431,250           113,114
                                        ---------     ------------    ------------      ------------       -----------

NET INVESTMENT INCOME (LOSS)........       34,918         (228,325)     (3,135,933)         (431,250)          (88,370)
                                        ---------     ------------    ------------      ------------       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (303,903)         931,750      12,816,023          (157,561)          184,481
   Net realized gain distribution
    from the Portfolios.............           --        5,840,735      17,832,258                --           779,244
                                        ---------     ------------    ------------      ------------       -----------
 Net realized gain (loss)...........     (303,903)       6,772,485      30,648,281          (157,561)          963,725
                                        ---------     ------------    ------------      ------------       -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (157,451)     (15,968,668)    (34,853,691)      (16,272,365)       (1,890,953)
                                        ---------     ------------    ------------      ------------       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (461,354)      (9,196,183)     (4,205,410)      (16,429,926)         (927,228)
                                        ---------     ------------    ------------      ------------       -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(426,436)    $ (9,424,508)   $ (7,341,343)     $(16,861,176)      $(1,015,598)
                                        =========     ============    ============      ============       ===========

                                     FEDERATED HIGH
                                      INCOME BOND
                                        FUND II
                                     --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 1,511,915
 Expenses:
   Asset-based charges..............      245,876
                                      -----------

NET INVESTMENT INCOME (LOSS)........    1,266,039
                                      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (215,962)
   Net realized gain distribution
    from the Portfolios.............           --
                                      -----------
 Net realized gain (loss)...........     (215,962)
                                      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,033,038)
                                      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (2,249,000)
                                      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $  (982,961)
                                      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                      FIDELITY(R) VIP
                                                      ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                        FEDERATED         GROWTH       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                     KAUFMANN FUND II    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ---------------- --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $      --        $   7,901       $   6,410       $  18,866       $  19,518
 Expenses:
   Asset-based charges..............      121,119           10,795           7,854          19,926          20,663
                                        ---------        ---------       ---------       ---------       ---------

NET INVESTMENT INCOME (LOSS)........     (121,119)          (2,894)         (1,444)         (1,060)         (1,145)
                                        ---------        ---------       ---------       ---------       ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       91,395           28,605          63,502          14,319          15,916
   Net realized gain distribution
    from the Portfolios.............      621,633           31,563          21,206          40,749          28,895
                                        ---------        ---------       ---------       ---------       ---------
 Net realized gain (loss)...........      713,028           60,168          84,708          55,068          44,811
                                        ---------        ---------       ---------       ---------       ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (903,729)        (118,770)       (107,156)       (161,708)       (175,194)
                                        ---------        ---------       ---------       ---------       ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (190,701)         (58,602)        (22,448)       (106,640)       (130,383)
                                        ---------        ---------       ---------       ---------       ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(311,820)       $ (61,496)      $ (23,892)      $(107,700)      $(131,528)
                                        =========        =========       =========       =========       =========

                                     FIDELITY(R) VIP
                                      FREEDOM 2030
                                        PORTFOLIO
                                     ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $  10,165
 Expenses:
   Asset-based charges..............       13,226
                                        ---------

NET INVESTMENT INCOME (LOSS)........       (3,061)
                                        ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       43,288
   Net realized gain distribution
    from the Portfolios.............       24,811
                                        ---------
 Net realized gain (loss)...........       68,099
                                        ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (147,421)
                                        ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      (79,322)
                                        ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $ (82,383)
                                        =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            FIRST TRUST/DOW
                                                                          FIRST TRUST MULTI JONES DIVIDEND &    FRANKLIN
                                                         FIDELITY(R) VIP       INCOME            INCOME      FOUNDING FUNDS
                                     FIDELITY(R) VIP MID STRATEGIC INCOME    ALLOCATION        ALLOCATION    ALLOCATION VIP
                                        CAP PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO          FUND
                                     ------------------- ---------------- ----------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $    352,013       $ 4,560,679        $  93,362       $   765,866     $   635,130
 Expenses:
   Asset-based charges..............       1,196,340         1,633,600           54,082           668,512         290,125
                                        ------------       -----------        ---------       -----------     -----------

NET INVESTMENT INCOME (LOSS)........        (844,327)        2,927,079           39,280            97,354         345,005
                                        ------------       -----------        ---------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................         328,502          (245,143)          45,438           996,286        (136,509)
   Net realized gain distribution
    from the Portfolios.............       7,525,441           230,249               --           100,831         497,381
                                        ------------       -----------        ---------       -----------     -----------
 Net realized gain (loss)...........       7,853,943           (14,894)          45,438         1,097,117         360,872
                                        ------------       -----------        ---------       -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (20,752,801)       (8,101,743)        (326,963)       (4,337,146)     (2,824,635)
                                        ------------       -----------        ---------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (12,898,858)       (8,116,637)        (281,525)       (3,240,029)     (2,463,763)
                                        ------------       -----------        ---------       -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(13,743,185)      $(5,189,558)       $(242,245)      $(3,142,675)    $(2,118,758)
                                        ============       ===========        =========       ===========     ===========



                                     FRANKLIN INCOME
                                        VIP FUND
                                     ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $ 4,444,887
 Expenses:
   Asset-based charges..............     1,255,854
                                       -----------

NET INVESTMENT INCOME (LOSS)........     3,189,033
                                       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (244,733)
   Net realized gain distribution
    from the Portfolios.............            --
                                       -----------
 Net realized gain (loss)...........      (244,733)
                                       -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (8,135,845)
                                       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (8,380,578)
                                       -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(5,191,545)
                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     GUGGENHEIM VIF                     HARTFORD       HARTFORD
                                                     GLOBAL MANAGED GUGGENHEIM VIF      CAPITAL         GROWTH      INVESCO V.I.
                                     FRANKLIN MUTUAL    FUTURES       MULTI-HEDGE   APPRECIATION HLS OPPORTUNITIES    AMERICAN
                                     SHARES VIP FUND STRATEGY FUND  STRATEGIES FUND       FUND         HLS FUND    FRANCHISE FUND
                                     --------------- -------------- --------------- ---------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   315,286     $      --       $     --       $    82,721     $        --     $     --
 Expenses:
   Asset-based charges..............       185,043        34,335          9,292           243,164         502,031        8,359
                                       -----------     ---------       --------       -----------     -----------     --------

NET INVESTMENT INCOME (LOSS)........       130,243       (34,335)        (9,292)         (160,443)       (502,031)      (8,359)
                                       -----------     ---------       --------       -----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       304,952       (91,069)         3,041          (216,010)        510,716       10,251
   Net realized gain distribution
    from the Portfolios.............       490,939            --             --         1,906,188       5,228,239       41,881
                                       -----------     ---------       --------       -----------     -----------     --------
 Net realized gain (loss)...........       795,891       (91,069)         3,041         1,690,178       5,738,955       52,132
                                       -----------     ---------       --------       -----------     -----------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (2,243,585)     (168,625)       (37,041)       (3,157,084)     (6,091,001)     (80,709)
                                       -----------     ---------       --------       -----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (1,447,694)     (259,694)       (34,000)       (1,466,906)       (352,046)     (28,577)
                                       -----------     ---------       --------       -----------     -----------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(1,317,451)    $(294,029)      $(43,292)      $(1,627,349)    $  (854,077)    $(36,936)
                                       ===========     =========       ========       ===========     ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      INVESCO V.I.   INVESCO V.I.  INVESCO V.I. INVESCO V.I.                   INVESCO V.I. MID
                                      BALANCED-RISK   DIVERSIFIED   EQUITY AND  HEALTH CARE  INVESCO V.I. HIGH CAP CORE EQUITY
                                     ALLOCATION FUND DIVIDEND FUND INCOME FUND      FUND        YIELD FUND           FUND
                                     --------------- ------------- ------------ ------------ ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   136,701   $  1,513,521  $   328,044   $      --      $ 2,127,935      $    14,032
 Expenses:
   Asset-based charges..............       122,408      1,025,584      214,133      57,568          563,604          171,305
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET INVESTMENT INCOME (LOSS)........        14,293        487,937      113,911     (57,568)       1,564,331         (157,273)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (32,046)     1,870,502       25,035    (191,694)        (397,232)         (96,642)
   Net realized gain distribution
    from the Portfolios.............       947,801      2,428,456      728,861     687,087               --        1,797,565
                                       -----------   ------------  -----------   ---------      -----------      -----------
 Net realized gain (loss)...........       915,755      4,298,958      753,896     495,393         (397,232)       1,700,923
                                       -----------   ------------  -----------   ---------      -----------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (1,755,965)   (11,241,370)  (2,723,783)   (544,411)      (3,210,285)      (3,148,100)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      (840,210)    (6,942,412)  (1,969,887)    (49,018)      (3,607,517)      (1,447,177)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $  (825,917)  $ (6,454,475) $(1,855,976)  $(106,586)     $(2,043,186)     $(1,604,450)
                                       ===========   ============  ===========   =========      ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     INVESCO V.I. SMALL IVY VIP ASSET IVY VIP GLOBAL IVY VIP HIGH  IVY VIP NATURAL
                                      CAP EQUITY FUND     STRATEGY    EQUITY INCOME     INCOME        RESOURCES
                                     ------------------ ------------- -------------- ------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $        --      $   661,115   $   246,728   $  8,305,846    $    29,171
 Expenses:
   Asset-based charges..............        269,049          511,951       214,169      1,876,475        136,487
                                        -----------      -----------   -----------   ------------    -----------

NET INVESTMENT INCOME (LOSS)........       (269,049)         149,164        32,559      6,429,371       (107,316)
                                        -----------      -----------   -----------   ------------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (298,854)        (764,738)       48,770     (1,998,229)      (344,077)
   Net realized gain distribution
    from the Portfolios.............      1,450,686        1,443,486     1,159,440             --             --
                                        -----------      -----------   -----------   ------------    -----------
 Net realized gain (loss)...........      1,151,832          678,748     1,208,210     (1,998,229)      (344,077)
                                        -----------      -----------   -----------   ------------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (4,290,298)      (3,190,601)   (3,152,751)    (8,819,122)    (1,901,976)
                                        -----------      -----------   -----------   ------------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (3,138,466)      (2,511,853)   (1,944,541)   (10,817,351)    (2,246,053)
                                        -----------      -----------   -----------   ------------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(3,407,515)     $(2,362,689)  $(1,911,982)  $ (4,387,980)   $(2,353,369)
                                        ===========      ===========   ===========   ============    ===========

                                     IVY VIP SMALL CAP
                                          GROWTH
                                     -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $    116,575
 Expenses:
   Asset-based charges..............        451,475
                                       ------------

NET INVESTMENT INCOME (LOSS)........       (334,900)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................         81,154
   Net realized gain distribution
    from the Portfolios.............     10,417,557
                                       ------------
 Net realized gain (loss)...........     10,498,711
                                       ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (12,584,691)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (2,085,980)
                                       ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $ (2,420,880)
                                       ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                  JPMORGAN
                                        JANUS         JANUS         JANUS      INSURANCE TRUST    JPMORGAN      LORD ABBETT
                                      HENDERSON     HENDERSON   HENDERSON U.S.     GLOBAL      INSURANCE TRUST SERIES FUND -
                                      BALANCED    FLEXIBLE BOND LOW VOLATILITY   ALLOCATION    INCOME BUILDER  BOND DEBENTURE
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     -----------  ------------- -------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $ 1,281,652   $   742,214   $   188,283     $        --     $        --    $  5,775,442
 Expenses:
   Asset-based charges..............     858,560       322,540       127,563         262,124         234,912       1,726,121
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET INVESTMENT INCOME (LOSS)........     423,092       419,674        60,720        (262,124)       (234,912)      4,049,321
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     952,808      (215,137)      302,457         230,842          95,091        (202,582)
   Net realized gain distribution
    from the Portfolios.............   1,670,551            --       186,799         134,814          33,771       2,906,718
                                     -----------   -----------   -----------     -----------     -----------    ------------
 Net realized gain (loss)...........   2,623,359      (215,137)      489,256         365,656         128,862       2,704,136
                                     -----------   -----------   -----------     -----------     -----------    ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (4,654,189)     (893,968)   (1,231,478)     (1,842,016)     (1,113,001)    (13,793,698)
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,030,830)   (1,109,105)     (742,222)     (1,476,360)       (984,139)    (11,089,562)
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,607,738)  $  (689,431)  $  (681,502)    $(1,738,484)    $(1,219,051)   $ (7,040,241)
                                     ===========   ===========   ===========     ===========     ===========    ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                         LORD ABBETT                      MFS(R)
                                           LORD ABBETT  SERIES FUND -                  MASSACHUSETTS
                                          SERIES FUND -    GROWTH                        INVESTORS
                                          CLASSIC STOCK OPPORTUNITIES MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) VALUE
                                            PORTFOLIO     PORTFOLIO     TRUST SERIES     PORTFOLIO       SERIES         SERIES
                                          ------------- ------------- ---------------- ------------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  31,372    $        --    $    57,777      $  48,405      $  11,622    $   368,336
 Expenses:
   Asset-based charges...................      63,665         69,960        178,905        205,401         30,180        306,231
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET INVESTMENT INCOME (LOSS).............     (32,293)       (69,960)      (121,128)      (156,996)       (18,558)        62,105
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (53,685)        86,122        304,855         82,158         28,505        190,448
   Net realized gain distribution from
    the Portfolios.......................     642,701        980,764        581,895        855,423        299,106      1,918,046
                                            ---------    -----------    -----------      ---------      ---------    -----------
 Net realized gain (loss)................     589,016      1,066,886        886,750        937,581        327,611      2,108,494
                                            ---------    -----------    -----------      ---------      ---------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (928,415)    (1,146,071)    (1,601,280)      (851,299)      (470,757)    (5,379,537)
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (339,399)       (79,185)      (714,530)        86,282       (143,146)    (3,271,043)
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(371,692)   $  (149,145)   $  (835,658)     $ (70,714)     $(161,704)   $(3,208,938)
                                            =========    ===========    ===========      =========      =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                                  NEUBERGER
                                                                                                                   BERMAN
                                          MULTIMANAGER                                                          INTERNATIONAL
                                           AGGRESSIVE  MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    EQUITY
                                            EQUITY*     CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                                          ------------ ------------ --------------- -------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    24,022  $ 3,007,563    $        --    $    83,457   $    83,435    $   6,768
 Expenses:
   Asset-based charges...................     261,394    1,648,281        446,473        162,731       649,976       56,795
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET INVESTMENT INCOME (LOSS).............    (237,372)   1,359,282       (446,473)       (79,274)     (566,541)     (50,027)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,681,408   (1,568,608)       808,769        524,279     3,545,481      101,909
   Net realized gain distribution from
    the Portfolios.......................   1,817,153           --      4,214,729        873,349     5,819,210           --
                                          -----------  -----------    -----------    -----------   -----------    ---------
 Net realized gain (loss)................   3,498,561   (1,568,608)     5,023,498      1,397,628     9,364,691      101,909
                                          -----------  -----------    -----------    -----------   -----------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (3,575,300)  (2,038,212)    (7,397,940)    (2,859,285)   (9,682,364)    (858,981)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (76,739)  (3,606,820)    (2,374,442)    (1,461,657)     (317,673)    (757,072)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (314,111) $(2,247,538)   $(2,820,915)   $(1,540,931)  $  (884,214)   $(807,099)
                                          ===========  ===========    ===========    ===========   ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      NEUBERGER
                                     BERMAN U.S.                                        PIMCO GLOBAL  PIMCO GLOBAL
                                     EQUITY INDEX                                           BOND      MULTI-ASSET
                                       PUTWRITE           PIMCO          PIMCO EMERGING OPPORTUNITIES   MANAGED
                                       STRATEGY   COMMODITYREALRETURN(R)  MARKETS BOND    PORTFOLIO    ALLOCATION  PIMCO INCOME
                                      PORTFOLIO     STRATEGY PORTFOLIO     PORTFOLIO     (UNHEDGED)    PORTFOLIO   PORTFOLIO(A)
                                     ------------ ---------------------- -------------- ------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $      --        $   333,253        $   761,911     $ 269,024    $  24,199      $1,056
 Expenses:
   Asset-based charges..............     33,638            240,046            263,275        47,334       18,587         338
                                      ---------        -----------        -----------     ---------    ---------      ------

NET INVESTMENT INCOME (LOSS)........    (33,638)            93,207            498,636       221,690        5,612         718
                                      ---------        -----------        -----------     ---------    ---------      ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (2,166)        (2,003,380)          (528,226)         (414)      30,398          (3)
   Net realized gain distribution
    from the Portfolios.............     79,555                 --                 --        11,925      122,771       1,747
                                      ---------        -----------        -----------     ---------    ---------      ------
 Net realized gain (loss)...........     77,389         (2,003,380)          (528,226)       11,511      153,169       1,744
                                      ---------        -----------        -----------     ---------    ---------      ------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (257,234)          (842,448)        (1,220,274)     (470,330)    (270,369)       (120)
                                      ---------        -----------        -----------     ---------    ---------      ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (179,845)        (2,845,828)        (1,748,500)     (458,819)    (117,200)      1,624
                                      ---------        -----------        -----------     ---------    ---------      ------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(213,483)       $(2,752,621)       $(1,249,864)    $(237,129)   $(111,588)     $2,342
                                      =========        ===========        ===========     =========    =========      ======

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on October 22, 2018.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                           PUTNAM VT
                                                                             GLOBAL
                                                               PUTNAM VT     ASSET    PUTNAM VT MULTI-
                                     PROFUND VP  PROFUND VP   DIVERSIFIED  ALLOCATION  ASSET ABSOLUTE    PUTNAM VT
                                        BEAR    BIOTECHNOLOGY INCOME FUND     FUND      RETURN FUND    RESEARCH FUND
                                     ---------- ------------- -----------  ---------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    --    $        --  $   381,947  $  77,819     $   9,712       $     --
 Expenses:
   Asset-based charges..............    2,098        670,599      170,560     53,205        30,467          8,222
                                      -------    -----------  -----------  ---------     ---------       --------

NET INVESTMENT INCOME (LOSS)........   (2,098)      (670,599)     211,387     24,614       (20,755)        (8,222)
                                      -------    -----------  -----------  ---------     ---------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    1,102      1,012,738      335,524      1,060       (21,283)        16,510
   Net realized gain distribution
    from the Portfolios.............       --             --           --    329,671       100,360             --
                                      -------    -----------  -----------  ---------     ---------       --------
 Net realized gain (loss)...........    1,102      1,012,738      335,524    330,731        79,077         16,510
                                      -------    -----------  -----------  ---------     ---------       --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    4,664     (3,948,048)  (1,116,597)  (752,358)     (294,648)       (89,476)
                                      -------    -----------  -----------  ---------     ---------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    5,766     (2,935,310)    (781,073)  (421,627)     (215,571)       (72,966)
                                      -------    -----------  -----------  ---------     ---------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $ 3,668    $(3,605,909) $  (569,686) $(397,013)    $(236,326)      $(81,188)
                                      =======    ===========  ===========  =========     =========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     QS LEGG MASON                                                SEI VP MARKET
                                     DYNAMIC MULTI-                    SEI VP      SEI VP MARKET      PLUS
                                      STRATEGY VIT  SEI VP BALANCED CONSERVATIVE  GROWTH STRATEGY   STRATEGY    SEI VP MODERATE
                                       PORTFOLIO     STRATEGY FUND  STRATEGY FUND      FUND           FUND       STRATEGY FUND
                                     -------------- --------------- ------------- --------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  58,158       $ 186,985      $ 177,188      $ 145,796      $  54,802      $ 158,146
 Expenses:
   Asset-based charges..............      49,573         109,337        142,975         90,898         33,455         97,489
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET INVESTMENT INCOME (LOSS)........       8,585          77,648         34,213         54,898         21,347         60,657
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (5,952)         22,715         57,841         10,035         23,170         19,416
   Net realized gain distribution
    from the Portfolios.............          --         105,353        166,603         58,665             --        259,485
                                       ---------       ---------      ---------      ---------      ---------      ---------
 Net realized gain (loss)...........      (5,952)        128,068        224,444         68,700         23,170        278,901
                                       ---------       ---------      ---------      ---------      ---------      ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (325,224)       (948,943)      (662,028)      (840,610)      (386,224)      (792,852)
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (331,176)       (820,875)      (437,584)      (771,910)      (363,054)      (513,951)
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(322,591)      $(743,227)     $(403,371)     $(717,012)     $(341,707)     $(453,294)
                                       =========       =========      =========      =========      =========      =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                    TEMPLETON
                                     T. ROWE PRICE DEVELOPING    TEMPLETON    TEMPLETON   TEMPLETON  VANECK VIP
                                     EQUITY INCOME MARKETS VIP  FOREIGN VIP  GLOBAL BOND  GROWTH VIP GLOBAL HARD
                                       PORTFOLIO      FUND         FUND       VIP FUND       FUND    ASSETS FUND
                                     ------------- -----------  -----------  -----------  ---------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   183,146  $   122,524  $   210,320  $        --  $  34,233  $        --
 Expenses:
   Asset-based charges..............      109,685      199,571      112,540    1,838,662     24,235      324,324
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET INVESTMENT INCOME (LOSS)........       73,461      (77,047)      97,780   (1,838,662)     9,998     (324,324)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       38,631      707,594      (94,940)  (2,231,393)    83,930     (718,721)
   Net realized gain distribution
    from the Portfolios.............    1,026,043           --           --           --    144,984           --
                                      -----------  -----------  -----------  -----------  ---------  -----------
 Net realized gain (loss)...........    1,064,674      707,594      (94,940)  (2,231,393)   228,914     (718,721)
                                      -----------  -----------  -----------  -----------  ---------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,351,399)  (3,232,819)  (1,358,189)   4,812,908   (508,348)  (6,116,674)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (1,286,725)  (2,525,225)  (1,453,129)   2,581,515   (279,434)  (6,835,395)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(1,213,264) $(2,602,272) $(1,355,349) $   742,853  $(269,436) $(7,159,719)
                                      ===========  ===========  ===========  ===========  =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                              VANECK VIP
                                                             UNCONSTRAINED
                                                               EMERGING
                                                             MARKETS BOND
                                                                 FUND
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  67,847
 Expenses:
   Asset-based charges......................................      11,295
                                                               ---------

NET INVESTMENT INCOME (LOSS)................................      56,552
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      11,926
   Net realized gain distribution from the Portfolios.......          --
                                                               ---------
 Net realized gain (loss)...................................      11,926
                                                               ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (141,080)
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (129,154)
                                                               ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (72,602)
                                                               =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                1290 VT DOUBLELINE
                                            1290 VT CONVERTIBLE       1290 VT DOUBLELINE           OPPORTUNISTIC
                                                SECURITIES*           DYNAMIC ALLOCATION*           BOND*(A)(B)
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   291,323  $   330,483  $    40,254  $  (130,064) $   432,524  $   133,003
 Net realized gain (loss)...............     372,737      287,307      403,451      854,099      (20,096)      63,033
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,274,663)     765,968   (1,321,450)     527,868     (867,012)     115,242
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (610,603)   1,383,758     (877,745)   1,251,903     (454,584)     311,278
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     895,263      512,781      331,510    1,522,285    3,856,237    4,928,131
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     671,473        1,494     (289,194)    (329,695)   1,003,393    9,441,062
 Redemptions for contract benefits and
   terminations.........................    (151,201)     (49,958)    (800,134)    (598,225)  (1,277,147)    (921,474)
 Contract maintenance charges...........         (21)         (18)      (4,065)      (3,888)      (1,116)        (662)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,415,514      464,299     (761,883)     590,477    3,581,367   13,447,057
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           --           35           87       (3,270)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     804,911    1,848,057   (1,639,628)   1,842,415    3,126,870   13,755,065
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,526,775    9,678,718   16,907,097   15,064,682   20,920,855    7,165,790
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,331,686  $11,526,775  $15,267,469  $16,907,097  $24,047,725  $20,920,855
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
(b)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                              1290 VT GAMCO MERGERS &
                                             1290 VT ENERGY*        1290 VT EQUITY INCOME*         ACQUISITIONS*
                                         -----------------------  -------------------------  ------------------------
                                             2018        2017         2018          2017         2018         2017
                                         -----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    53,833  $   69,461  $    167,453  $    93,957  $    20,972  $  (207,757)
 Net realized gain (loss)...............      45,232     (34,148)    7,190,987    1,920,112      444,132      988,279
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,220,664)   (131,367)  (11,336,900)   2,228,366   (1,607,737)      26,994
                                         -----------  ----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (1,121,599)    (96,054)   (3,978,460)   4,242,435   (1,142,633)     807,516
                                         -----------  ----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     430,258     413,341     1,255,947    1,559,514    1,551,164    1,732,835
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (153,920)    265,784    (2,413,341)    (396,273)      43,580      122,734
 Redemptions for contract benefits and
   terminations.........................    (101,334)   (199,888)   (2,712,954)  (1,873,935)  (1,243,464)  (1,080,775)
 Contract maintenance charges...........        (187)        (77)     (155,299)    (153,921)      (1,599)      (1,590)
                                         -----------  ----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     174,817     479,160    (4,025,647)    (864,615)     349,681      773,204
                                         -----------  ----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (946,782)    383,106    (8,004,107)   3,377,820     (792,952)   1,580,720
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   4,777,139   4,394,033    34,136,150   30,758,330   18,140,956   16,560,236
                                         -----------  ----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 3,830,357  $4,777,139  $ 26,132,043  $34,136,150  $17,348,004  $18,140,956
                                         ===========  ==========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                             1290 VT GAMCO SMALL                                1290 VT LOW VOLATILITY
                                               COMPANY VALUE*        1290 VT HIGH YIELD BOND*       GLOBAL EQUITY*
                                         --------------------------  ------------------------  -----------------------
                                             2018          2017          2018         2017        2018         2017
                                         ------------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (2,396,979) $ (2,009,648) $   595,987  $   463,743  $   47,909  $    39,788
 Net realized gain (loss)...............   20,873,364    25,746,940     (102,812)     (27,035)     65,314      371,671
 Net change in unrealized appreciation
   (depreciation) of investments........  (67,731,103)   13,423,318   (1,000,941)     149,416    (261,908)     231,993
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (49,254,718)   37,160,610     (507,766)     586,124    (148,685)     643,452
                                         ------------  ------------  -----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   22,580,724    25,876,839    2,864,847    2,175,121     543,194      413,931
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,054,405)    3,216,987   (1,168,502)     707,162     479,203      134,810
 Redemptions for contract benefits and
   terminations.........................  (22,529,118)  (15,802,160)    (860,419)    (918,217)   (141,566)    (131,766)
 Contract maintenance charges...........      (36,807)      (35,217)      (1,420)      (1,286)        (26)         (12)
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (3,039,606)   13,256,449      834,506    1,962,780     880,805      416,963
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --           261           14          171          23   (2,241,107)
                                         ------------  ------------  -----------  -----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (52,294,324)   50,417,320      326,754    2,549,075     732,143   (1,180,692)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  296,918,589   246,501,269   13,583,526   11,034,451   2,520,586    3,701,278
                                         ------------  ------------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $244,624,265  $296,918,589  $13,910,280  $13,583,526  $3,252,729  $ 2,520,586
                                         ============  ============  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    1290 VT
                                                               MULTI-ALTERNATIVE      1290 VT NATURAL
                                         1290 VT MICRO CAP*(C)  STRATEGIES*(C)          RESOURCES*
                                         --------------------- ----------------- ------------------------
                                                 2018                2018            2018         2017
                                         --------------------- ----------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...........        $   (27)            $    91      $    88,246  $    74,273
 Net realized gain (loss)...............          6,049                  --          240,149       87,149
 Net change in unrealized appreciation
   (depreciation) of investments........         (8,319)               (305)      (1,338,957)     420,713
                                                -------             -------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............         (2,297)               (214)      (1,010,562)     582,135
                                                -------             -------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..         62,508               7,260          794,406    1,464,469
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................          5,800               7,108           59,371   (1,166,190)
 Redemptions for contract benefits and
   terminations.........................            (48)                 --         (307,429)    (275,504)
 Contract maintenance charges...........             --                  --             (684)        (602)
                                                -------             -------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................         68,260              14,368          545,664       22,173
                                                -------             -------      -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............             --                  --               12           --
                                                -------             -------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...         65,963              14,154         (464,886)     604,308
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................             --                  --        6,284,416    5,680,108
                                                -------             -------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.....        $65,963             $14,154      $ 5,819,530  $ 6,284,416
                                                =======             =======      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   1290 VT SMALL CAP     1290 VT SMARTBETA
                                           1290 VT REAL ESTATE*        VALUE*(C)              EQUITY*
                                         ------------------------  ----------------- ------------------------
                                             2018         2017           2018            2018         2017
                                         -----------  -----------  ----------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   309,920  $   286,893      $    842      $   205,090  $   190,404
 Net realized gain (loss)...............     (13,417)     126,322         4,094          662,129      443,795
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,182,918)     669,775       (16,455)      (1,886,787)   2,163,222
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (886,415)   1,082,990       (11,519)      (1,019,568)   2,797,421
                                         -----------  -----------      --------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     883,272    1,741,921        78,743          563,418      158,304
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (520,745)    (622,845)       40,043          734,825      132,975
 Redemptions for contract benefits and
   terminations.........................    (777,457)  (1,078,072)           --         (219,231)     (57,462)
 Contract maintenance charges...........      (1,455)      (1,382)            2              (43)          (8)
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (416,385)      39,622       118,788        1,078,969      233,809
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (35)          --            --               --           --
                                         -----------  -----------      --------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (1,302,835)   1,122,612       107,269           59,401    3,031,230
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,417,183   12,294,571            --       15,840,729   12,809,499
                                         -----------  -----------      --------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,114,348  $13,417,183      $107,269      $15,900,130  $15,840,729
                                         ===========  ===========      ========      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                1290 VT SOCIALLY        7TWELVE/TM /BALANCED
                                                                  RESPONSIBLE*               PORTFOLIO
                                                             ----------------------  -------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (1,443) $   (7,930) $   (611,607) $  (739,372)
 Net realized gain (loss)...................................    190,744     608,603     1,153,715      787,539
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (610,057)     88,384    (6,817,104)   6,129,095
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (420,756)    689,057    (6,274,996)   6,177,262
                                                             ----------  ----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,536,820     468,270     2,760,907    2,805,957
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     66,136    (175,202)   (4,583,842)  (5,765,916)
 Redemptions for contract benefits and terminations.........   (300,441)   (123,594)   (7,628,668)  (6,036,067)
 Contract maintenance charges...............................    (29,158)    (29,120)      (13,749)     (14,677)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,273,357     140,354    (9,465,352)  (9,010,703)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         28          --             6           --
                                                             ----------  ----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,852,629     829,411   (15,740,342)  (2,833,441)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,332,536   3,503,125    71,655,903   74,489,344
                                                             ----------  ----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $6,185,165  $4,332,536  $ 55,915,561  $71,655,903
                                                             ==========  ==========  ============  ===========

                                                                 AB VPS BALANCED
                                                                 WEALTH STRATEGY
                                                                   PORTFOLIO**
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   13,673  $   19,837
 Net realized gain (loss)...................................    386,880      10,464
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (784,401)    659,682
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (383,848)    689,983
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    123,719      60,531
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (92,584)   (167,751)
 Redemptions for contract benefits and terminations.........   (520,510)   (410,120)
 Contract maintenance charges...............................       (677)       (658)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (490,052)   (517,998)
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (873,900)    171,985
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,470,877   5,298,892
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,596,977  $5,470,877
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AB VPS GLOBAL THEMATIC     AB VPS GROWTH AND
                                                               GROWTH PORTFOLIO**       INCOME PORTFOLIO**
                                                             ----------------------  -----------------------
                                                                2018        2017         2018        2017
                                                             ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (14,889) $   (6,185) $   (25,113) $    3,361
 Net realized gain (loss)...................................     60,882      51,867      744,247     328,257
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (208,031)    152,181   (1,506,333)    224,029
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (162,038)    197,863     (787,199)    555,647
                                                             ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    302,633     475,866    4,158,168     811,750
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     60,917      82,679    1,873,861     (49,267)
 Redemptions for contract benefits and terminations.........    (46,657)    (90,190)    (356,297)    (69,189)
 Contract maintenance charges...............................        (27)         (9)        (199)        (52)
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    316,866     468,346    5,675,533     693,242
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          6          20          133          --
                                                             ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    154,834     666,229    4,888,467   1,248,889
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,154,942     488,713    4,193,875   2,944,986
                                                             ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,309,776  $1,154,942  $ 9,082,342  $4,193,875
                                                             ==========  ==========  ===========  ==========

                                                               AB VPS INTERNATIONAL
                                                                GROWTH PORTFOLIO**
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (90,442) $  (40,963)
 Net realized gain (loss)...................................     356,989     326,750
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,004,128)  2,123,542
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,737,581)  2,409,329
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     413,611     329,981
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (294,180)    345,562
 Redemptions for contract benefits and terminations.........    (885,487)   (792,839)
 Contract maintenance charges...............................      (1,361)     (1,493)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (767,417)   (118,789)
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,504,998)  2,290,540
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,644,770   7,354,230
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 7,139,772  $9,644,770
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                               AB VPS REAL ESTATE        AB VPS SMALL/MID
                                                             INVESTMENT PORTFOLIO**   CAP VALUE PORTFOLIO**
                                                             ----------------------  -----------------------
                                                                2018        2017         2018        2017
                                                             ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   31,481  $   21,768  $   (40,586) $  (30,760)
 Net realized gain (loss)...................................    136,629     281,435      508,128     205,641
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (481,598)    (48,288)  (1,264,321)    230,333
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (313,488)    254,915     (796,779)    405,214
                                                             ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    873,160   1,019,264    1,468,094     854,029
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (263,445)    169,249       91,918      62,711
 Redemptions for contract benefits and terminations.........   (212,236)   (201,911)    (530,283)   (146,846)
 Contract maintenance charges...............................       (285)        (35)        (391)        (86)
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    397,194     986,567    1,029,338     769,808
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         14          31           13          28
                                                             ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     83,720   1,241,513      232,572   1,175,050
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,563,139   4,321,626    4,026,776   2,851,726
                                                             ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,646,859  $5,563,139  $ 4,259,348  $4,026,776
                                                             ==========  ==========  ===========  ==========

                                                                     ALL ASSET
                                                                      GROWTH-
                                                                ALT 20*(D)(E)(F)(G)
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   180,183  $   164,842
 Net realized gain (loss)...................................   1,730,897    1,068,096
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (5,683,919)   3,285,278
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (3,772,839)   4,518,216
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,536,289    1,606,421
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,080,259)  22,623,943
 Redemptions for contract benefits and terminations.........  (2,821,105)  (3,007,504)
 Contract maintenance charges...............................      (9,082)      (7,665)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,374,157)  21,215,195
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         (44)     (43,089)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,147,040)  25,690,322
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  44,049,023   18,358,701
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $38,901,983  $44,049,023
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
(e)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
(f)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 due to a fund merger on May 19, 2017.
(g)All Asset Growth-Alt 20 replaced CharterSM Alternative 100 Moderate due to a fund merger on May 19, 2017.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             ALPS | RED ROCKS LISTED    AMERICAN CENTURY VP
                                                             PRIVATE EQUITY PORTFOLIO INFLATION PROTECTION FUND
                                                             ----------------------   ------------------------
                                                                2018         2017        2018         2017
                                                             ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  183,236   $   47,598  $  129,191   $   89,970
 Net realized gain (loss)...................................    170,575       56,701     (26,620)      (9,748)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (951,854)     337,207    (384,856)      59,496
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (598,043)     441,506    (282,285)     139,718
                                                             ----------   ----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,009,531      932,632   1,499,975    1,982,297
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    273,963      448,915     726,278      302,116
 Redemptions for contract benefits and terminations.........   (143,301)    (105,514)   (366,292)    (413,139)
 Contract maintenance charges...............................       (205)         (54)       (316)         (83)
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,139,988    1,275,979   1,859,645    1,871,191
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --          65           47
                                                             ----------   ----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    541,945    1,717,485   1,577,425    2,010,956
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,301,155    1,583,670   6,328,352    4,317,396
                                                             ----------   ----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,843,100   $3,301,155  $7,905,777   $6,328,352
                                                             ==========   ==========  ==========   ==========

                                                             AMERICAN CENTURY VP LARGE
                                                                  COMPANY VALUE
                                                             ------------------------
                                                                2018         2017
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    2,075   $    2,672
 Net realized gain (loss)...................................    203,572      204,835
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (382,829)       5,843
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (177,182)     213,350
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     58,747       48,540
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (225,039)     (70,053)
 Redemptions for contract benefits and terminations.........   (351,949)    (180,305)
 Contract maintenance charges...............................       (286)        (337)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (518,527)    (202,155)
                                                             ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --
                                                             ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (695,709)      11,195
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,377,155    2,365,960
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,681,446   $2,377,155
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) ASSET ALLOCATION AMERICAN FUNDS INSURANCE
                                                                     FUND/SM/            SERIES(R) BOND FUND/SM/
                                                             ------------------------   ------------------------
                                                                 2018          2017         2018         2017
                                                             -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   314,593   $   182,632  $   257,435  $   204,495
 Net realized gain (loss)...................................   3,409,940     1,705,278     (402,308)     387,140
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (8,269,025)    2,881,854     (836,947)     120,400
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,544,492)    4,769,764     (981,820)     712,035
                                                             -----------   -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  24,017,620    16,893,357    2,247,463    4,060,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,588,651     3,886,519   (4,398,144)  (1,470,490)
 Redemptions for contract benefits and terminations.........  (3,911,118)   (1,620,274)  (2,989,167)  (2,352,385)
 Contract maintenance charges...............................        (835)         (384)      (4,232)      (4,237)
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  23,694,318    19,159,218   (5,144,080)     232,963
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         772           602           --           --
                                                             -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  19,150,598    23,929,584   (6,125,900)     944,998
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  50,964,631    27,035,047   40,933,036   39,988,038
                                                             -----------   -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $70,115,229   $50,964,631  $34,807,136  $40,933,036
                                                             ===========   ===========  ===========  ===========

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) GLOBAL GROWTH
                                                                     FUND/SM/
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (62,372) $  (25,337)
 Net realized gain (loss)...................................   1,115,121     174,429
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,518,363)  1,201,146
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,465,614)  1,350,238
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,555,861   1,415,249
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,225,234   1,322,935
 Redemptions for contract benefits and terminations.........    (304,517)   (175,278)
 Contract maintenance charges...............................        (286)       (113)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,476,292   2,562,793
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         331         108
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,011,009   3,913,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,918,058   4,004,919
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,929,067  $7,918,058
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                             AMERICAN FUNDS INSURANCE  AMERICAN FUNDS INSURANCE
                                                              SERIES(R) GLOBAL SMALL    SERIES(R) GROWTH-INCOME
                                                              CAPITALIZATION FUND/SM/          FUND/SM/
                                                             ------------------------  ------------------------
                                                                 2018         2017         2018         2017
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (243,078) $  (140,137) $    58,115  $    31,934
 Net realized gain (loss)...................................     652,686     (278,792)   1,090,658      520,375
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,737,082)   3,468,868   (2,215,869)   1,117,542
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,327,474)   3,049,939   (1,067,096)   1,669,851
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,099,600    1,407,694    8,401,754    3,685,751
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,488,597      600,917      662,548      887,673
 Redemptions for contract benefits and terminations.........  (1,070,161)    (619,627)    (811,858)    (323,295)
 Contract maintenance charges...............................      (1,977)      (1,902)        (363)         (95)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,516,059    1,387,082    8,252,081    4,250,034
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          330           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     188,585    4,437,021    7,185,315    5,919,885
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,675,098   12,238,077   11,955,139    6,035,254
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,863,683  $16,675,098  $19,140,454  $11,955,139
                                                             ===========  ===========  ===========  ===========

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) INTERNATIONAL
                                                                    GROWTH AND
                                                                 INCOME FUND/SM/
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    73,174  $   51,218
 Net realized gain (loss)...................................      30,131       2,189
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,023,541)    831,397
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (920,236)    884,804
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,077,252   1,247,382
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     348,955     346,012
 Redemptions for contract benefits and terminations.........    (197,245)   (139,033)
 Contract maintenance charges...............................        (294)        (37)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,228,668   1,454,324
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          66          49
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,308,498   2,339,177
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   5,568,023   3,228,846
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 6,876,521  $5,568,023
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) MANAGED RISK ASSET  AMERICAN FUNDS INSURANCE
                                                               ALLOCATION FUND/SM/        SERIES(R) NEW WORLD FUND(R)
                                                             ---------------------------  -------------------------
                                                                 2018          2017           2018           2017
                                                              -----------    ----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    (6,874)   $  (44,772)   $   (360,073)  $  (237,390)
 Net realized gain (loss)...................................     422,835       138,248       1,886,848        66,046
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (849,664)      734,597     (10,663,729)   10,717,773
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (433,703)      828,073      (9,136,954)   10,546,429
                                                              -----------    ----------   ------------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     123,978       144,174       7,113,352     5,909,539
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (355,128)    1,724,735       3,309,981     3,058,928
 Redemptions for contract benefits and terminations.........    (495,488)     (865,561)     (3,157,004)   (2,373,111)
 Contract maintenance charges...............................        (626)         (668)         (4,931)       (4,402)
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (727,264)    1,002,680       7,261,398     6,590,954
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            --             133            --
                                                              -----------    ----------   ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,160,967)    1,830,753      (1,875,423)   17,137,383
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,605,785     5,775,032      53,367,244    36,229,861
                                                              -----------    ----------   ------------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 6,444,818    $7,605,785    $ 51,491,821   $53,367,244
                                                              ===========    ==========   ============   ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             -------------------------
                                                                 2018          2017
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (411,615) $  (546,999)
 Net realized gain (loss)...................................    9,725,856   10,854,726
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (18,173,492)    (265,277)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (8,859,251)  10,042,450
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      606,012    1,480,656
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (2,327,234)  (2,859,908)
 Redemptions for contract benefits and terminations.........   (8,492,533)  (6,199,294)
 Contract maintenance charges...............................   (1,243,743)  (1,266,857)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (11,457,498)  (8,845,403)
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --
                                                             ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,316,749)   1,197,047
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   79,230,636   78,033,589
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 58,913,887  $79,230,636
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                              AXA 2000 MANAGED
                                                             AXA 500 MANAGED VOLATILITY*        VOLATILITY*
                                                             --------------------------  -------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (711,181) $   (646,205) $   (534,696) $  (575,992)
 Net realized gain (loss)...................................   19,141,427    18,432,757     9,777,517    9,451,010
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (28,666,752)   13,381,317   (17,727,924)     152,276
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (10,236,506)   31,167,869    (8,485,103)   9,027,294
                                                             ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,531,017     3,710,886       488,998    2,224,338
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (6,890,552)  (10,748,397)      305,166   (3,633,763)
 Redemptions for contract benefits and terminations.........  (21,640,030)  (16,922,951)   (8,701,760)  (6,637,689)
 Contract maintenance charges...............................   (2,718,931)   (2,762,033)   (1,238,426)  (1,206,519)
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (29,718,496)  (26,722,495)   (9,146,022)  (9,253,633)
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................            9            --            --           --
                                                             ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (39,954,993)    4,445,374   (17,631,125)    (226,339)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  179,843,146   175,397,772    77,738,267   77,964,606
                                                             ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $139,888,153  $179,843,146  $ 60,107,142  $77,738,267
                                                             ============  ============  ============  ===========

                                                                  AXA AGGRESSIVE
                                                                    ALLOCATION*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    77,008  $    52,656
 Net realized gain (loss)...................................   2,116,205    1,256,370
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,998,411)   2,504,038
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,805,198)   3,813,064
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,991,599    3,563,425
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     798,414     (205,956)
 Redemptions for contract benefits and terminations.........  (1,755,770)  (1,347,683)
 Contract maintenance charges...............................      (4,468)      (4,775)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,029,775    2,005,011
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          (9)          --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,775,432)   5,818,075
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,778,663   20,960,588
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $25,003,231  $26,778,663
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                    AXA AGGRESSIVE STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (7,027,311) $    9,528,993
 Net realized gain (loss).......................................................    107,644,131      49,302,057
 Net change in unrealized appreciation (depreciation) of investments............   (424,381,872)    355,992,324
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (323,765,052)    414,823,374
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    394,857,257     374,708,676
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      8,037,545     232,067,093
 Redemptions for contract benefits and terminations.............................   (165,261,718)   (104,925,791)
 Contract maintenance charges...................................................    (57,316,513)    (47,934,581)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    180,316,571     453,915,397
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          4,881          16,463
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (143,443,600)    868,755,234
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,578,153,408   2,709,398,174
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $3,434,709,808  $3,578,153,408
                                                                                 ==============  ==============

                                                                                     AXA BALANCED STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (6,558,095) $   (3,187,434)
 Net realized gain (loss).......................................................    113,272,157      63,301,204
 Net change in unrealized appreciation (depreciation) of investments............   (270,113,644)    173,147,275
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (163,399,582)    233,261,045
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    155,419,409     167,043,730
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (122,650,572)     42,667,520
 Redemptions for contract benefits and terminations.............................   (176,145,637)   (153,848,743)
 Contract maintenance charges...................................................    (48,717,822)    (46,958,041)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (192,094,622)      8,904,466
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            (70)            582
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (355,494,274)    242,166,093
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,033,569,789   2,791,403,696
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $2,678,075,515  $3,033,569,789
                                                                                 ==============  ==============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (3,261,547) $   (2,366,862)
 Net realized gain (loss).......................................................     51,740,270      29,388,776
 Net change in unrealized appreciation (depreciation) of investments............   (109,365,997)     58,400,077
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................    (60,887,274)     85,421,991
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     82,393,180      85,831,516
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (109,051,923)      5,229,912
 Redemptions for contract benefits and terminations.............................    (89,871,139)    (77,674,528)
 Contract maintenance charges...................................................    (21,751,992)    (21,644,045)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (138,281,874)     (8,257,145)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (241)            254
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (199,169,389)     77,165,100
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  1,397,488,933   1,320,323,833
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $1,198,319,544  $1,397,488,933
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                       AXA CONSERVATIVE
                                                                                           STRATEGY*
                                                                                 ----------------------------
                                                                                      2018           2017
                                                                                 -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (1,709,505) $  (3,125,967)
 Net realized gain (loss).......................................................    17,444,249     15,332,808
 Net change in unrealized appreciation (depreciation) of investments............   (33,721,813)     8,796,574
                                                                                 -------------  -------------

 Net increase (decrease) in net assets resulting from operations................   (17,987,069)    21,003,415
                                                                                 -------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    33,374,528     36,912,006
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (60,019,316)   (57,012,525)
 Redemptions for contract benefits and terminations.............................   (72,056,557)   (70,104,386)
 Contract maintenance charges...................................................   (11,603,588)   (12,773,666)
                                                                                 -------------  -------------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (110,304,933)  (102,978,571)
                                                                                 -------------  -------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            15          6,091
                                                                                 -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (128,291,987)   (81,969,065)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   710,755,411    792,724,476
                                                                                 -------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 582,463,424  $ 710,755,411
                                                                                 =============  =============

                                                                                     AXA GLOBAL EQUITY
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (75,690) $   (60,931)
 Net realized gain (loss).......................................................   2,196,070      737,638
 Net change in unrealized appreciation (depreciation) of investments............  (4,185,609)   2,880,963
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,065,229)   3,557,670
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     297,072      873,013
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,369,343)    (494,476)
 Redemptions for contract benefits and terminations.............................  (1,324,116)  (1,095,197)
 Contract maintenance charges...................................................    (208,931)    (195,197)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (2,605,318)    (911,857)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,670,547)   2,645,813
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  17,569,331   14,923,518
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $12,898,784  $17,569,331
                                                                                 ===========  ===========

                                                                                      AXA GROWTH STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (9,274,158) $    5,990,767
 Net realized gain (loss).......................................................    144,892,610      73,428,195
 Net change in unrealized appreciation (depreciation) of investments............   (468,044,895)    378,210,484
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (332,426,443)    457,629,446
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    308,224,849     335,304,446
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (40,138,080)    159,327,526
 Redemptions for contract benefits and terminations.............................   (208,281,761)   (146,155,818)
 Contract maintenance charges...................................................    (70,105,413)    (62,456,343)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (10,300,405)    286,019,811
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (731)          9,837
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (342,727,579)    743,659,094
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  4,359,903,805   3,616,244,711
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,017,176,226  $4,359,903,805
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  AXA INTERNATIONAL CORE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    32,467  $    27,903
 Net realized gain (loss).......................................................     431,786      179,763
 Net change in unrealized appreciation (depreciation) of investments............  (2,665,299)   2,575,344
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,201,046)   2,783,010
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     539,559      711,464
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (195,287)    (427,264)
 Redemptions for contract benefits and terminations.............................    (914,065)    (913,533)
 Contract maintenance charges...................................................    (163,826)    (156,448)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (733,619)    (785,781)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (2,934,665)   1,997,229
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  13,703,877   11,706,648
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $10,769,212  $13,703,877
                                                                                 ===========  ===========

                                                                                      AXA INTERNATIONAL
                                                                                     MANAGED VOLATILITY*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    331,549  $    571,888
 Net realized gain (loss).......................................................    3,475,210     3,601,844
 Net change in unrealized appreciation (depreciation) of investments............  (20,247,061)   18,772,861
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (16,440,302)   22,946,593
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      442,333     1,068,149
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    4,680,719    (9,012,553)
 Redemptions for contract benefits and terminations.............................  (13,171,147)   (9,623,006)
 Contract maintenance charges...................................................   (1,779,642)   (1,801,820)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (9,827,737)  (19,369,230)
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (26,268,039)    3,577,363
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  113,325,884   109,748,521
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 87,057,845  $113,325,884
                                                                                 ============  ============

                                                                                 AXA INTERNATIONAL VALUE
                                                                                   MANAGED VOLATILITY*
                                                                                 -----------------------
                                                                                     2018        2017
                                                                                 -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $     5,185  $   14,997
 Net realized gain (loss).......................................................     121,085      65,050
 Net change in unrealized appreciation (depreciation) of investments............    (658,383)    570,087
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from operations................    (532,113)    650,134
                                                                                 -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      38,836      40,196
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (107,712)     50,511
 Redemptions for contract benefits and terminations.............................    (459,359)   (415,022)
 Contract maintenance charges...................................................        (419)       (504)
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (528,654)   (324,819)
                                                                                 -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (1,060,767)    325,315
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   3,440,216   3,114,901
                                                                                 -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 2,379,449  $3,440,216
                                                                                 ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    AXA LARGE CAP CORE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (54,638) $   (49,637)
 Net realized gain (loss).......................................................   1,302,053    1,231,476
 Net change in unrealized appreciation (depreciation) of investments............  (1,902,216)     678,442
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (654,801)   1,860,281
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      76,444      669,923
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,227,439)    (236,054)
 Redemptions for contract benefits and terminations.............................    (629,032)    (592,680)
 Contract maintenance charges...................................................    (211,173)    (202,630)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,991,200)    (361,441)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (2,646,001)   1,498,840
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  10,843,225    9,344,385
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 8,197,224  $10,843,225
                                                                                 ===========  ===========

                                                                                   AXA LARGE CAP GROWTH
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (255,267) $  (239,891)
 Net realized gain (loss).......................................................   3,997,027    3,478,525
 Net change in unrealized appreciation (depreciation) of investments............  (4,574,908)   2,583,874
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (833,148)   5,822,508
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     155,933      565,694
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,605,707)    (697,345)
 Redemptions for contract benefits and terminations.............................  (2,120,524)  (1,681,990)
 Contract maintenance charges...................................................    (419,419)    (389,237)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (3,989,717)  (2,202,878)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,822,865)   3,619,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  25,826,991   22,207,361
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $21,004,126  $25,826,991
                                                                                 ===========  ===========

                                                                                    AXA LARGE CAP VALUE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   234,920  $    20,268
 Net realized gain (loss).......................................................   2,729,322    1,217,458
 Net change in unrealized appreciation (depreciation) of investments............  (5,567,383)   1,598,553
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,603,141)   2,836,279
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     975,875    1,184,403
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,499,269)    (105,252)
 Redemptions for contract benefits and terminations.............................  (1,957,463)  (1,959,708)
 Contract maintenance charges...................................................    (267,117)    (284,667)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (2,747,974)  (1,165,224)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (5,351,115)   1,671,055
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  25,570,826   23,899,771
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $20,219,711  $25,570,826
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                     AXA MID CAP VALUE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (44,738) $   (69,738)
 Net realized gain (loss).......................................................   1,932,322    1,913,434
 Net change in unrealized appreciation (depreciation) of investments............  (4,319,721)     (29,605)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,432,137)   1,814,091
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     599,019    1,133,084
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,061,279)      26,582
 Redemptions for contract benefits and terminations.............................  (1,014,420)  (1,276,039)
 Contract maintenance charges...................................................    (254,919)    (264,993)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,731,599)    (381,366)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,163,736)   1,432,725
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  18,469,571   17,036,846
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $14,305,835  $18,469,571
                                                                                 ===========  ===========

                                                                                  AXA MODERATE ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    483,274  $    (66,541)
 Net realized gain (loss).......................................................    6,849,622     5,357,645
 Net change in unrealized appreciation (depreciation) of investments............  (16,917,343)    7,348,448
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................   (9,584,447)   12,639,552
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   28,476,268    20,082,267
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     (777,044)   (3,572,138)
 Redemptions for contract benefits and terminations.............................  (13,100,316)  (10,559,973)
 Contract maintenance charges...................................................      (29,315)      (28,752)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   14,569,593     5,921,404
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................       21,929       (21,889)
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    5,007,075    18,539,067
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  147,670,167   129,131,100
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $152,677,242  $147,670,167
                                                                                 ============  ============

                                                                                       AXA MODERATE GROWTH
                                                                                            STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (15,120,358) $     (494,154)
 Net realized gain (loss).......................................................    269,707,254     157,077,925
 Net change in unrealized appreciation (depreciation) of investments............   (658,154,684)    445,849,836
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (403,567,788)    602,433,607
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    284,475,838     293,986,018
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (125,491,546)    108,984,115
 Redemptions for contract benefits and terminations.............................   (423,271,844)   (333,922,139)
 Contract maintenance charges...................................................   (101,761,380)    (97,733,119)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (366,048,932)    (28,685,125)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................             27          (3,503)
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (769,616,693)    573,744,979
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  6,460,091,861   5,886,346,882
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $5,690,475,168  $6,460,091,861
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                     AXA MODERATE-PLUS
                                                                                        ALLOCATION*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   228,323  $    63,644
 Net realized gain (loss).......................................................   3,990,548    2,973,362
 Net change in unrealized appreciation (depreciation) of investments............  (9,192,132)   3,698,784
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (4,973,261)   6,735,790
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   8,861,447    8,659,879
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     251,677   (1,327,149)
 Redemptions for contract benefits and terminations.............................  (5,078,453)  (6,248,827)
 Contract maintenance charges...................................................     (10,248)     (10,671)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   4,024,423    1,073,232
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    (948,838)   7,809,022
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  57,974,943   50,165,921
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $57,026,105  $57,974,943
                                                                                 ===========  ===========

                                                                                     AXA ULTRA CONSERVATIVE
                                                                                           STRATEGY*
                                                                                 -----------------------------
                                                                                      2018            2017
                                                                                 --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    3,347,262  $  (1,484,451)
 Net realized gain (loss).......................................................       (704,940)   (10,298,365)
 Net change in unrealized appreciation (depreciation) of investments............     (1,960,856)    13,008,359
                                                                                 --------------  -------------

 Net increase (decrease) in net assets resulting from operations................        681,466      1,225,543
                                                                                 --------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................          1,023       (935,180)
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    981,239,448    (93,399,086)
 Redemptions for contract benefits and terminations.............................    (28,417,191)   (12,408,700)
 Contract maintenance charges...................................................     (5,153,251)    (2,569,218)
                                                                                 --------------  -------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    947,670,029   (109,312,184)
                                                                                 --------------  -------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         26,890            (25)
                                                                                 --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    948,378,385   (108,086,666)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................    131,243,681    239,330,347
                                                                                 --------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $1,079,622,066  $ 131,243,681
                                                                                 ==============  =============

                                                                                    AXA/AB DYNAMIC
                                                                                 AGGRESSIVE GROWTH*(H)
                                                                                 ---------------------
                                                                                         2018
                                                                                 ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................................      $   415,606
 Net realized gain (loss).......................................................           (8,417)
 Net change in unrealized appreciation (depreciation) of investments............       (7,638,567)
                                                                                      -----------

 Net increase (decrease) in net assets resulting from operations................       (7,231,378)
                                                                                      -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................       82,305,930
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................        7,882,724
 Redemptions for contract benefits and terminations.............................         (304,767)
 Contract maintenance charges...................................................           (1,790)
                                                                                      -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................       89,882,097
                                                                                      -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            3,084
                                                                                      -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................       82,653,803
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................               --
                                                                                      -----------

NET ASSETS -- END OF YEAR OR PERIOD.............................................      $82,653,803
                                                                                      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on November 20, 2017 but had no units at December 31, 2017.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                   AXA/AB DYNAMIC GROWTH*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,878,529) $ (1,164,629)
 Net realized gain (loss).......................................................    5,672,122     8,111,805
 Net change in unrealized appreciation (depreciation) of investments............  (56,803,490)   45,376,744
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (53,009,897)   52,323,920
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  123,625,503   123,900,952
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   21,613,795    33,854,488
 Redemptions for contract benefits and terminations.............................  (15,985,224)   (8,874,424)
 Contract maintenance charges...................................................   (8,405,834)   (5,661,556)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  120,848,240   143,219,460
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        2,203         7,333
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   67,840,546   195,550,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  534,452,239   338,901,526
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $602,292,785  $534,452,239
                                                                                 ============  ============

                                                                                     AXA/AB DYNAMIC MODERATE
                                                                                             GROWTH*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (8,020,196) $   (5,605,336)
 Net realized gain (loss).......................................................     73,355,395      70,920,099
 Net change in unrealized appreciation (depreciation) of investments............   (257,738,267)    217,239,638
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (192,403,068)    282,554,401
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    147,748,168     146,824,054
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (178,884,822)      3,324,647
 Redemptions for contract benefits and terminations.............................   (156,551,989)   (122,447,065)
 Contract maintenance charges...................................................    (44,563,951)    (43,351,674)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (232,252,594)    (15,650,038)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (743)            512
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (424,656,405)    266,904,875
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  2,775,305,725   2,508,400,850
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $2,350,649,320  $2,775,305,725
                                                                                 ==============  ==============

                                                                                  AXA/AB SHORT DURATION
                                                                                    GOVERNMENT BOND*
                                                                                 ----------------------
                                                                                    2018        2017
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    9,258  $  (12,445)
 Net realized gain (loss).......................................................     (1,851)       (744)
 Net change in unrealized appreciation (depreciation) of investments............     (6,905)     (4,801)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from operations................        502     (17,990)
                                                                                 ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    818,300     348,857
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    498,115     182,572
 Redemptions for contract benefits and terminations.............................   (190,051)   (130,454)
 Contract maintenance charges...................................................       (150)        (33)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  1,126,214     400,942
                                                                                 ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         35          11
                                                                                 ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  1,126,751     382,963
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  2,044,993   1,662,030
                                                                                 ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $3,171,744  $2,044,993
                                                                                 ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                      AXA/AB SMALL CAP
                                                                                          GROWTH*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (995,851) $  (773,026)
 Net realized gain (loss).......................................................   12,664,311    5,908,599
 Net change in unrealized appreciation (depreciation) of investments............  (18,540,325)   7,482,724
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (6,871,865)  12,618,297
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    7,428,557    4,459,833
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (3,745,794)   2,178,651
 Redemptions for contract benefits and terminations.............................   (5,074,977)  (3,178,002)
 Contract maintenance charges...................................................     (320,391)    (315,453)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (1,712,605)   3,145,029
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          (64)          64
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (8,584,534)  15,763,390
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   74,110,971   58,347,581
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 65,526,437  $74,110,971
                                                                                 ============  ===========

                                                                                    AXA/CLEARBRIDGE LARGE
                                                                                         CAP GROWTH*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,033,616) $ (1,070,478)
 Net realized gain (loss).......................................................    6,884,149     9,253,856
 Net change in unrealized appreciation (depreciation) of investments............   (6,408,015)    8,604,129
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................     (557,482)   16,787,507
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    2,649,373     1,618,834
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (6,230,755)   (6,024,339)
 Redemptions for contract benefits and terminations.............................   (6,493,376)   (5,679,526)
 Contract maintenance charges...................................................     (283,012)     (294,573)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (10,357,770)  (10,379,604)
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --            --
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (10,915,252)    6,407,903
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   82,107,910    75,700,007
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 71,192,658  $ 82,107,910
                                                                                 ============  ============

                                                                                   AXA/FRANKLIN BALANCED
                                                                                    MANAGED VOLATILITY*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    290,150  $   105,488
 Net realized gain (loss).......................................................     (398,298)     236,861
 Net change in unrealized appreciation (depreciation) of investments............   (1,255,756)     447,366
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (1,363,904)     789,715
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      469,591      287,801
 Transfers between Variable Investment Options including guaranteed interest account, net.................................................................  (10,856,507)  11,787,669
 Redemptions for contract benefits and terminations.............................     (928,619)    (668,900)
 Contract maintenance charges...................................................      (88,402)     (91,140)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (11,403,937)  11,315,430
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (7)         277
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (12,767,848)  12,105,422
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   21,715,694    9,610,272
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $  8,947,846  $21,715,694
                                                                                 ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  AXA/FRANKLIN SMALL CAP
                                                                                       VALUE MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (94,697) $  (106,811)
 Net realized gain (loss).......................................................   1,877,629    1,810,950
 Net change in unrealized appreciation (depreciation) of investments............  (3,162,923)    (577,534)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,379,991)   1,126,605
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     350,881      461,861
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (988,634)     147,049
 Redemptions for contract benefits and terminations.............................  (1,133,764)  (1,072,175)
 Contract maintenance charges...................................................    (152,180)    (164,618)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,923,697)    (627,883)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,303,688)     498,722
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  12,019,957   11,521,235
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 8,716,269  $12,019,957
                                                                                 ===========  ===========

                                                                                  AXA/FRANKLIN TEMPLETON
                                                                                    ALLOCATION MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    81,956  $    27,060
 Net realized gain (loss).......................................................   2,871,765      711,477
 Net change in unrealized appreciation (depreciation) of investments............  (4,114,327)     893,769
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,160,606)   1,632,306
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     315,396      162,811
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (442,944)     309,808
 Redemptions for contract benefits and terminations.............................  (1,707,702)  (1,845,829)
 Contract maintenance charges...................................................    (104,060)    (100,367)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (1,939,310)  (1,473,577)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,099,916)     158,729
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  13,203,666   13,044,937
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $10,103,750  $13,203,666
                                                                                 ===========  ===========

                                                                                      AXA/GOLDMAN SACHS
                                                                                    STRATEGIC ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,888,359) $ (3,087,969)
 Net realized gain (loss).......................................................      886,357    25,903,094
 Net change in unrealized appreciation (depreciation) of investments............  (32,284,958)    8,686,996
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (33,286,960)   31,502,121
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   90,545,936    96,210,785
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   14,582,929    48,439,347
 Redemptions for contract benefits and terminations.............................  (13,624,781)   (9,826,498)
 Contract maintenance charges...................................................   (6,987,352)   (4,953,803)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   84,516,732   129,869,831
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        1,056         6,722
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   51,230,828   161,378,674
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  453,328,511   291,949,837
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $504,559,339  $453,328,511
                                                                                 ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                    AXA/INVESCO STRATEGIC
                                                                                         ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,305,979) $ (2,050,367)
 Net realized gain (loss).......................................................    1,491,950     7,907,250
 Net change in unrealized appreciation (depreciation) of investments............  (16,775,742)    9,389,435
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (16,589,771)   15,246,318
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   42,690,042    51,630,777
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    7,183,040    12,397,749
 Redemptions for contract benefits and terminations.............................   (9,076,986)   (5,939,807)
 Contract maintenance charges...................................................   (3,699,368)   (2,696,277)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   37,096,728    55,392,442
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         (823)        3,950
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   20,506,134    70,642,710
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  231,467,245   160,824,535
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $251,973,379  $231,467,245
                                                                                 ============  ============

                                                                                                            AXA/JPMORGAN
                                                                                                             STRATEGIC
                                                                                   AXA/JANUS ENTERPRISE*   ALLOCATION*(H)
                                                                                 ------------------------  --------------
                                                                                     2018         2017          2018
                                                                                 -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (803,064) $  (698,996)  $   (25,965)
 Net realized gain (loss).......................................................   3,623,989    5,156,202        82,008
 Net change in unrealized appreciation (depreciation) of investments............  (4,575,434)   6,864,408    (4,034,747)
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from operations................  (1,754,509)  11,321,614    (3,978,704)
                                                                                 -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   3,841,993    3,091,802    65,110,131
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     732,787   (1,131,642)    8,060,939
 Redemptions for contract benefits and terminations.............................  (4,534,609)  (3,179,160)      (84,980)
 Contract maintenance charges...................................................    (257,638)    (254,644)         (186)
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (217,467)  (1,473,644)   73,085,904
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --         2,510
                                                                                 -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (1,971,976)   9,847,970    69,109,710
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  53,768,476   43,920,506            --
                                                                                 -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $51,796,500  $53,768,476   $69,109,710
                                                                                 ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on November 20, 2017 but had no units at December 31, 2017.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                  AXA/LEGG MASON STRATEGIC
                                                                                         ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    144,557  $   (230,486)
 Net realized gain (loss).......................................................      488,611       219,225
 Net change in unrealized appreciation (depreciation) of investments............  (12,789,471)    7,164,057
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (12,156,303)    7,152,796
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   45,750,791    50,286,285
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   13,276,245    15,805,492
 Redemptions for contract benefits and terminations.............................   (3,788,551)   (2,014,954)
 Contract maintenance charges...................................................   (1,928,548)     (917,346)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   53,309,937    63,159,477
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         (186)        4,395
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   41,153,448    70,316,668
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  121,791,461    51,474,793
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $162,944,909  $121,791,461
                                                                                 ============  ============

                                                                                     AXA/LOOMIS SAYLES
                                                                                          GROWTH*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,003,200) $  (650,534)
 Net realized gain (loss).......................................................   11,397,483    2,893,503
 Net change in unrealized appreciation (depreciation) of investments............  (14,193,255)  12,984,958
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (3,798,972)  15,227,927
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   10,631,002   11,055,337
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    1,961,940    7,055,626
 Redemptions for contract benefits and terminations.............................   (4,564,518)  (2,999,830)
 Contract maintenance charges...................................................     (114,737)    (102,850)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    7,913,687   15,008,283
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --           --
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    4,114,715   30,236,210
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   70,761,225   40,525,015
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 74,875,940  $70,761,225
                                                                                 ============  ===========

                                                                                   AXA/TEMPLETON GLOBAL
                                                                                      EQUITY MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   222,557  $   (16,477)
 Net realized gain (loss).......................................................   2,417,001      717,905
 Net change in unrealized appreciation (depreciation) of investments............  (5,002,050)   2,478,391
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,362,492)   3,179,819
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     541,905      771,882
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,240,695)    (536,579)
 Redemptions for contract benefits and terminations.............................  (1,243,189)  (1,544,753)
 Contract maintenance charges...................................................    (299,048)    (296,317)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (2,241,027)  (1,605,767)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,603,519)   1,574,052
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  18,663,863   17,089,811
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $14,060,344  $18,663,863
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        BLACKROCK GLOBAL          BLACKROCK LARGE CAP     CHARTER/SM/ AGGRESSIVE
                                                      ALLOCATION V.I. FUND      FOCUS GROWTH V.I. FUND           GROWTH*
                                                   --------------------------  ------------------------  -----------------------
                                                       2018          2017          2018         2017         2018        2017
                                                   ------------  ------------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (608,170) $    (57,930) $  (785,447) $  (544,090) $    16,116  $    5,213
 Net realized gain (loss).........................    5,397,833       920,815    6,967,811    7,547,105      313,646     170,567
 Net change in unrealized appreciation
   (depreciation) of investments..................  (15,128,981)   11,995,405   (7,690,087)   2,272,152   (1,116,331)    655,527
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (10,339,318)   12,858,290   (1,507,723)   9,275,167     (786,569)    831,307
                                                   ------------  ------------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   10,033,326    10,843,949    4,117,368    2,787,539    2,660,381     990,157
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (6,106,720)      (69,300)  15,359,085      516,639   (1,091,147)   (451,755)
 Redemptions for contract benefits and
   terminations...................................  (10,395,266)   (7,928,916)  (5,488,483)  (2,770,412)    (239,252)   (212,040)
 Contract maintenance charges.....................      (13,038)      (13,887)      (6,847)      (6,058)        (242)        (76)
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (6,481,698)    2,831,846   13,981,123      527,708    1,329,740     326,286
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......           10            --          769          461           11          --
                                                   ------------  ------------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (16,821,006)   15,690,136   12,474,169    9,803,336      543,182   1,157,593
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  121,107,409   105,417,273   43,358,604   33,555,268    6,418,419   5,260,826
                                                   ------------  ------------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $104,286,403  $121,107,409  $55,832,773  $43,358,604  $ 6,961,601  $6,418,419
                                                   ============  ============  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   CHARTER/SM/ CONSERVATIVE*    CHARTER/SM/ GROWTH*    CHARTER/SM/ MODERATE*(I)
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   238,718  $   146,593  $    55,558  $    17,580  $   224,402  $   154,372
 Net realized gain (loss).........................     670,964      233,632      362,987      328,147      646,975      430,964
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,349,128)   1,531,144   (1,814,094)   1,225,506   (2,949,894)   2,007,827
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,439,446)   1,911,369   (1,395,549)   1,571,233   (2,078,517)   2,593,163
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,447,018    5,023,636    3,052,621    1,433,515    4,135,871    6,430,953
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,146,569)  (2,046,362)      26,754   (1,157,388)    (326,524)   3,212,095
 Redemptions for contract benefits and
   terminations...................................  (2,314,813)  (2,762,610)    (310,902)    (774,734)  (2,682,936)  (2,293,518)
 Contract maintenance charges.....................      (1,089)        (371)        (503)        (243)      (1,661)        (863)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,984,547      214,293    2,767,970     (498,850)   1,124,750    7,348,667
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          40           --           --           --           27      (49,325)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............     545,141    2,125,662    1,372,421    1,072,383     (953,740)   9,892,505
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  31,054,247   28,928,585   13,482,458   12,410,075   33,504,031   23,611,526
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $31,599,388  $31,054,247  $14,854,879  $13,482,458  $32,550,291  $33,504,031
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     CHARTER/SM/ MODERATE    CHARTER/SM/ MULTI-SECTOR  CHARTER/SM/ SMALL CAP
                                                            GROWTH*                   BOND*                   GROWTH*
                                                   ------------------------  ----------------------   -----------------------
                                                       2018         2017        2018         2017         2018        2017
                                                   -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   157,217  $    40,779  $   10,247   $    2,721  $   236,450  $  111,629
 Net realized gain (loss).........................     890,058      433,218     (31,766)     (18,996)   1,697,980     629,616
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,225,113)   2,020,670     (13,855)      32,198   (2,584,164)  1,098,937
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,177,838)   2,494,667     (35,374)      15,923     (649,734)  1,840,182
                                                   -----------  -----------  ----------   ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,907,413    3,507,079      30,478       17,930      447,796     918,746
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (298,277)    (589,962)   (171,042)      64,485     (156,361)   (208,437)
 Redemptions for contract benefits and
   terminations...................................  (2,403,526)  (3,024,166)   (143,153)    (196,746)    (581,096)   (441,485)
 Contract maintenance charges.....................      (1,691)      (1,013)    (38,541)     (41,605)    (187,517)   (158,991)
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,203,919     (108,062)   (322,258)    (155,936)    (477,178)    109,833
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         189           --          --           --           --          --
                                                   -----------  -----------  ----------   ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   4,026,270    2,386,605    (357,632)    (140,013)  (1,126,912)  1,950,015
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  24,243,713   21,857,108   1,798,697    1,938,710    9,947,390   7,997,375
                                                   -----------  -----------  ----------   ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $28,269,983  $24,243,713  $1,441,065   $1,798,697  $ 8,820,478  $9,947,390
                                                   ===========  ===========  ==========   ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    CLEARBRIDGE VARIABLE
                                                          CHARTER/SM/ SMALL CAP       AGGRESSIVE GROWTH
                                                                 VALUE*                   PORTFOLIO
                                                        ------------------------  ------------------------
                                                            2018         2017         2018         2017
                                                        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   (76,641) $   (31,084) $  (518,846) $  (534,579)
 Net realized gain (loss)..............................   1,208,340    1,115,069    2,846,256    2,589,163
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (3,564,964)      51,939   (7,314,313)   4,584,164
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (2,433,265)   1,135,924   (4,986,903)   6,638,748
                                                        -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,015,346      828,991    4,102,816    5,234,621
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   4,062,630   (7,046,276)  (3,762,387)  (1,616,510)
 Redemptions for contract benefits and terminations....  (1,589,394)    (783,173)  (2,387,037)  (1,753,591)
 Contract maintenance charges..........................    (195,521)    (197,366)      (7,687)      (6,959)
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   3,293,061   (7,197,824)  (2,054,295)   1,857,561
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          --           --           --           --
                                                        -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     859,796   (6,061,900)  (7,041,198)   8,496,309
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  13,783,618   19,845,518   53,721,200   45,224,891
                                                        -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $14,643,414  $13,783,618  $46,680,002  $53,721,200
                                                        ===========  ===========  ===========  ===========

                                                          CLEARBRIDGE VARIABLE
                                                         APPRECIATION PORTFOLIO
                                                        ------------------------
                                                            2018         2017
                                                        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   (22,385) $   (21,056)
 Net realized gain (loss)..............................     819,068      460,276
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (1,281,829)   1,267,049
                                                        -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    (485,146)   1,706,269
                                                        -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   2,427,138    3,288,386
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (276,221)    (170,168)
 Redemptions for contract benefits and terminations....    (725,572)    (272,385)
 Contract maintenance charges..........................      (2,091)      (1,799)
                                                        -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,423,254    2,844,034
                                                        -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          53           --
                                                        -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     938,161    4,550,303
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  12,892,541    8,342,238
                                                        -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $13,830,702  $12,892,541
                                                        ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   CLEARBRIDGE VARIABLE
                                                                                     DIVIDEND STRATEGY
                                                                                         PORTFOLIO
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    43,893  $    37,360
 Net realized gain (loss).......................................................   2,802,243      375,172
 Net change in unrealized appreciation (depreciation) of investments............  (4,741,080)   3,793,999
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,894,944)   4,206,531
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   5,070,622    4,421,807
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (454,724)   1,055,255
 Redemptions for contract benefits and terminations.............................  (1,394,504)  (1,017,127)
 Contract maintenance charges...................................................      (3,054)      (2,634)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   3,218,340    4,457,301
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         421          149
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   1,323,817    8,663,981
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  30,208,268   21,544,287
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $31,532,085  $30,208,268
                                                                                 ===========  ===========

                                                                                  CLEARBRIDGE VARIABLE
                                                                                    MID CAP PORTFOLIO
                                                                                 ----------------------
                                                                                    2018        2017
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (56,559) $  (48,855)
 Net realized gain (loss).......................................................     92,498     260,223
 Net change in unrealized appreciation (depreciation) of investments............   (724,029)    227,108
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from operations................   (688,090)    438,476
                                                                                 ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    478,997     846,698
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     (9,325)   (261,449)
 Redemptions for contract benefits and terminations.............................   (118,925)   (128,293)
 Contract maintenance charges...................................................       (849)       (790)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    349,898     456,166
                                                                                 ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         --          24
                                                                                 ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (338,192)    894,666
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  4,608,665   3,713,999
                                                                                 ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,270,473  $4,608,665
                                                                                 ==========  ==========

                                                                                 DELAWARE VIP(R) DIVERSIFIED
                                                                                       INCOME SERIES
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   309,691   $   165,810
 Net realized gain (loss).......................................................    (116,924)      (64,006)
 Net change in unrealized appreciation (depreciation) of investments............    (809,779)      420,363
                                                                                 -----------   -----------

 Net increase (decrease) in net assets resulting from operations................    (617,012)      522,167
                                                                                 -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   2,458,099     3,064,914
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     103,566     1,384,931
 Redemptions for contract benefits and terminations.............................    (950,696)   (1,000,638)
 Contract maintenance charges...................................................        (555)         (175)
                                                                                 -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   1,610,414     3,449,032
                                                                                 -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --            --
                                                                                 -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................     993,402     3,971,199
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  17,337,183    13,365,984
                                                                                 -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $18,330,585   $17,337,183
                                                                                 ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 DELAWARE VIP(R) EMERGING
                                                                                     MARKETS SERIES
                                                                                 ----------------------
                                                                                    2018         2017
                                                                                 ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   69,281   $  (17,885)
 Net realized gain (loss).......................................................     89,749      185,433
 Net change in unrealized appreciation (depreciation) of investments............   (947,582)     382,295
                                                                                 ----------   ----------

 Net increase (decrease) in net assets resulting from operations................   (788,552)     549,843
                                                                                 ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  1,485,169      831,396
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    610,371    1,178,308
 Redemptions for contract benefits and terminations.............................   (120,733)    (401,073)
 Contract maintenance charges...................................................        (75)         (54)
                                                                                 ----------   ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  1,974,732    1,608,577
                                                                                 ----------   ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         --           --
                                                                                 ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  1,186,180    2,158,420
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,192,538    1,034,118
                                                                                 ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,378,718   $3,192,538
                                                                                 ==========   ==========

                                                                                 DELAWARE VIP(R) LIMITED-TERM
                                                                                 DIVERSIFIED INCOME SERIES
                                                                                 ---------------------------
                                                                                     2018           2017
                                                                                  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   121,084    $    59,820
 Net realized gain (loss).......................................................     (45,050)       (10,529)
 Net change in unrealized appreciation (depreciation) of investments............    (187,009)        16,048
                                                                                  -----------   -----------

 Net increase (decrease) in net assets resulting from operations................    (110,975)        65,339
                                                                                  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   1,486,113      1,766,737
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     533,927         39,794
 Redemptions for contract benefits and terminations.............................  (2,233,442)      (677,390)
 Contract maintenance charges...................................................        (361)           (89)
                                                                                  -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (213,763)     1,129,052
                                                                                  -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --             --
                                                                                  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    (324,738)     1,194,391
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  10,220,735      9,026,344
                                                                                  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 9,895,997    $10,220,735
                                                                                  ===========   ===========

                                                                                 EATON VANCE VT FLOATING-
                                                                                     RATE INCOME FUND
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   921,575  $   492,456
 Net realized gain (loss).......................................................     176,995       12,387
 Net change in unrealized appreciation (depreciation) of investments............  (2,008,730)      (1,729)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (910,160)     503,114
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  12,990,660    6,603,495
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   9,487,925    1,873,707
 Redemptions for contract benefits and terminations.............................  (3,668,393)  (1,119,260)
 Contract maintenance charges...................................................      (1,428)        (729)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  18,808,764    7,357,213
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................       5,827        6,488
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  17,904,431    7,866,815
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  28,322,051   20,455,236
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $46,226,482  $28,322,051
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 EQ/AMERICAN CENTURY      EQ/BLACKROCK BASIC
                                                                                 MID CAP VALUE*(C)(J)        VALUE EQUITY*
                                                                                 -------------------- --------------------------
                                                                                         2018             2018          2017
                                                                                 -------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................................     $    389,731     $    319,639  $     43,109
 Net realized gain (loss).......................................................         (160,402)      18,705,911     4,529,470
 Net change in unrealized appreciation (depreciation) of investments............      (15,352,879)     (31,908,681)    4,628,496
                                                                                     ------------     ------------  ------------

 Net increase (decrease) in net assets resulting from operations................      (15,123,550)     (12,883,131)    9,201,075
                                                                                     ------------     ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................        2,237,710        8,895,041    10,436,743
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      139,751,023       (5,561,375)   (2,682,537)
 Redemptions for contract benefits and terminations.............................       (1,687,735)     (10,506,017)   (8,704,293)
 Contract maintenance charges...................................................           (2,965)         (18,957)      (19,394)
                                                                                     ------------     ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................      140,298,033       (7,191,308)     (969,481)
                                                                                     ------------     ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................      125,174,483      (20,074,439)    8,231,594
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................               --      147,621,004   139,389,410
                                                                                     ------------     ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.............................................     $125,174,483     $127,546,565  $147,621,004
                                                                                     ============     ============  ============

                                                                                    EQ/CAPITAL GUARDIAN
                                                                                         RESEARCH*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (180,897) $  (136,477)
 Net realized gain (loss).......................................................   3,476,895    2,504,568
 Net change in unrealized appreciation (depreciation) of investments............  (4,283,609)   1,620,192
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (987,611)   3,988,283
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     267,576    1,208,221
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,134,351)    (753,876)
 Redemptions for contract benefits and terminations.............................  (1,728,948)  (1,289,332)
 Contract maintenance charges...................................................    (110,265)     (97,567)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (2,705,988)    (932,554)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,693,599)   3,055,729
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  19,947,553   16,891,824
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $16,253,954  $19,947,553
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(j)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  EQ/CLEARBRIDGE SELECT
                                                                                      EQUITY MANAGED
                                                                                       VOLATILITY*
                                                                                 -----------------------
                                                                                     2018        2017
                                                                                 -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    81,402  $  (20,205)
 Net realized gain (loss).......................................................   1,934,591     483,668
 Net change in unrealized appreciation (depreciation) of investments............  (2,452,889)     39,208
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from operations................    (436,896)    502,671
                                                                                 -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     930,459     150,004
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (141,480)   (452,958)
 Redemptions for contract benefits and terminations.............................    (222,838)   (171,375)
 Contract maintenance charges...................................................     (57,426)    (59,213)
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................     508,715    (533,542)
                                                                                 -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --          --
                                                                                 -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................      71,819     (30,871)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   4,247,043   4,277,914
                                                                                 -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 4,318,862  $4,247,043
                                                                                 ===========  ==========


                                                                                  EQ/COMMON STOCK INDEX*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    41,246  $    31,466
 Net realized gain (loss).......................................................   5,010,128    1,310,284
 Net change in unrealized appreciation (depreciation) of investments............  (9,481,433)   6,122,654
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (4,430,059)   7,464,404
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   8,746,207    8,922,609
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   3,192,766    2,901,916
 Redemptions for contract benefits and terminations.............................  (3,240,453)  (2,685,978)
 Contract maintenance charges...................................................      (8,469)      (6,625)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   8,690,051    9,131,922
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          50          517
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   4,260,042   16,596,843
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  51,309,913   34,713,070
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $55,569,955  $51,309,913
                                                                                 ===========  ===========


                                                                                     EQ/CORE BOND INDEX*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  1,231,746  $    501,479
 Net realized gain (loss).......................................................   (2,424,628)     (282,526)
 Net change in unrealized appreciation (depreciation) of investments............   (3,070,592)     (190,323)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................   (4,263,474)       28,630
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   10,564,454    12,565,522
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      581,439    24,741,175
 Redemptions for contract benefits and terminations.............................  (36,444,388)  (30,854,642)
 Contract maintenance charges...................................................   (4,734,545)   (4,909,546)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (30,033,040)    1,542,509
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --            --
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (34,296,514)    1,571,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  333,710,958   332,139,819
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $299,414,444  $333,710,958
                                                                                 ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                                 EQ/FIDELITY
                                                          EQ/EMERGING MARKETS                                INSTITUTIONAL AM/SM/
                                                              EQUITY PLUS*          EQ/EQUITY 500 INDEX*      LARGE CAP*(C)(K)
                                                        -----------------------  --------------------------  -------------------
                                                            2018        2017         2018          2017             2018
                                                        -----------  ----------  ------------  ------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $       844  $  (18,655) $    490,025  $    504,782     $    (59,224)
 Net realized gain (loss)..............................     454,667     465,046    17,760,946     9,649,529         (332,752)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (1,977,365)  1,099,471   (40,008,106)   36,363,982      (19,533,318)
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (1,521,854)  1,545,862   (21,757,135)   46,518,293      (19,925,294)
                                                        -----------  ----------  ------------  ------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,497,811   1,127,533    38,818,721    43,021,263        1,718,406
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     483,631     938,554    15,123,642    25,368,423      171,640,616
 Redemptions for contract benefits and terminations....    (533,398)   (283,276)  (23,969,181)  (16,020,782)      (2,414,231)
 Contract maintenance charges..........................        (759)       (615)      (30,849)      (25,534)          (4,009)
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,447,285   1,782,196    29,942,333    52,343,370      170,940,782
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          33          --            21            --               --
                                                        -----------  ----------  ------------  ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS..................     (74,536)  3,328,058     8,185,219    98,861,663      151,015,488
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   7,516,053   4,187,995   309,432,937   210,571,274               --
                                                        -----------  ----------  ------------  ------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 7,441,517  $7,516,053  $317,618,156  $309,432,937     $151,015,488
                                                        ===========  ==========  ============  ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(k)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a substitution on October 22, 2018.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/FRANKLIN RISING EQ/FRANKLIN STRATEGIC
                                                         DIVIDENDS*(C)(L)      INCOME*(C)(M)       EQ/GLOBAL BOND PLUS*
                                                        ------------------ --------------------- ------------------------
                                                               2018                2018              2018         2017
                                                        ------------------ --------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................    $     9,037          $   235,601      $   (17,091) $  (139,383)
 Net realized gain (loss)..............................        (50,456)             (17,289)        (198,070)    (168,447)
 Net change in unrealized appreciation (depreciation)
   of investments......................................     (5,968,855)          (1,106,647)         (87,070)     624,838
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................     (6,010,274)            (888,335)        (302,231)     317,008
                                                           -----------          -----------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................      1,900,673              530,452          129,619      193,098
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     80,660,883           57,929,770         (390,080)     (21,083)
 Redemptions for contract benefits and terminations....       (839,724)            (899,055)        (798,519)    (736,933)
 Contract maintenance charges..........................         (1,536)              (1,338)        (106,393)    (107,403)
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     81,720,296           57,559,829       (1,165,373)    (672,321)
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          3,079                   (7)              --           --
                                                           -----------          -----------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     75,713,101           56,671,487       (1,467,604)    (355,313)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............             --                   --        9,747,089   10,102,402
                                                           -----------          -----------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD....................    $75,713,101          $56,671,487      $ 8,279,485  $ 9,747,089
                                                           ===========          ===========      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(l)EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(m)EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/GOLDMAN SACHS         EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                   MID CAP VALUE*(C)(N)      GOVERNMENT BOND*                INDEX*
                                                   -------------------- --------------------------  ------------------------
                                                           2018             2018          2017          2018         2017
                                                   -------------------- ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (17,996)     $   (226,410) $   (727,658) $   573,226  $   661,685
 Net realized gain (loss).........................         (27,423)         (776,744)      (47,713)     (96,814)  (2,162,995)
 Net change in unrealized appreciation
   (depreciation) of investments..................      (2,524,726)          144,983      (559,638)  (8,847,069)   9,430,028
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................      (2,570,145)         (858,171)   (1,335,009)  (8,370,657)   7,928,718
                                                       -----------      ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............         281,498         2,277,535     2,579,328    6,402,575    7,459,929
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      26,999,097         4,360,402     9,897,905    2,085,513    2,983,892
 Redemptions for contract benefits and
   terminations...................................        (514,206)      (15,947,115)  (12,245,657)  (6,564,213)  (2,571,119)
 Contract maintenance charges.....................            (796)       (1,849,860)   (1,857,906)      (4,295)      (3,762)
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      26,765,593       (11,159,038)   (1,626,330)   1,919,580    7,868,940
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......              --                (6)           --           17          281
                                                       -----------      ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............      24,195,448       (12,017,215)   (2,961,339)  (6,451,060)  15,797,939
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........              --       123,980,993   126,942,332   49,631,910   33,833,971
                                                       -----------      ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............     $24,195,448      $111,963,778  $123,980,993  $43,180,850  $49,631,910
                                                       ===========      ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                       EQ/INVESCO
                                                                                   EQ/INVESCO GLOBAL  INTERNATIONAL
                                                           EQ/INVESCO COMSTOCK*    REAL ESTATE*(C)(O) GROWTH*(C)(P)
                                                        -------------------------  ------------------ -------------
                                                            2018          2017            2018            2018
                                                        ------------  -----------  ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $    116,888  $  (232,994)    $   181,428      $   (27,941)
 Net realized gain (loss)..............................    4,487,922    1,473,168          30,053          (45,122)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (11,426,857)   4,588,103      (1,220,364)      (2,317,808)
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (6,822,047)   5,828,277      (1,008,883)      (2,390,871)
                                                        ------------  -----------     -----------      -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    4,896,504    1,837,310         543,407          510,579
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    7,442,705      (83,999)     68,146,377       44,581,766
 Redemptions for contract benefits and terminations....   (3,825,851)  (2,467,702)     (1,150,934)        (683,791)
 Contract maintenance charges..........................     (171,523)    (176,669)         (1,697)          (1,178)
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    8,341,835     (891,060)     67,537,153       44,407,376
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................           --           --           1,943            1,254
                                                        ------------  -----------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS..................    1,519,788    4,937,217      66,530,213       42,017,759
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   41,313,716   36,376,499              --               --
                                                        ------------  -----------     -----------      -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 42,833,504  $41,313,716     $66,530,213      $42,017,759
                                                        ============  ===========     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/IVY MID CAP EQ/IVY SCIENCE AND
                                                        EQ/IVY ENERGY*(C)(Q) GROWTH*(C)(R)  TECHNOLOGY*(C)(S)
                                                        -------------------- -------------- ------------------
                                                                2018              2018             2018
                                                        -------------------- -------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................     $    (46,221)     $  (169,673)     $   (235,131)
 Net realized gain (loss)..............................         (388,716)         (73,853)         (126,047)
 Net change in unrealized appreciation (depreciation)
   of investments......................................       (9,910,107)      (5,505,591)      (10,218,455)
                                                            ------------      -----------      ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................      (10,345,044)      (5,749,117)      (10,579,633)
                                                            ------------      -----------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................          372,082          696,986         1,531,094
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........       31,669,814       62,620,176        88,664,127
 Redemptions for contract benefits and terminations....         (398,769)        (716,299)         (980,226)
 Contract maintenance charges..........................             (673)          (1,878)           (1,888)
                                                            ------------      -----------      ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................       31,642,454       62,598,985        89,213,107
                                                            ------------      -----------      ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................              438               --             2,157
                                                            ------------      -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS..................       21,297,848       56,849,868        78,635,631
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............               --               --                --
                                                            ------------      -----------      ------------

NET ASSETS -- END OF YEAR OR PERIOD....................     $ 21,297,848      $56,849,868      $ 78,635,631
                                                            ============      ===========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(q)EQ/Ivy Energy replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(r)EQ/Ivy Mid Cap Growth replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
(s)EQ/Ivy Science and Technology replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       EQ/JPMORGAN VALUE        EQ/LARGE CAP GROWTH       EQ/LARGE CAP VALUE
                                                        OPPORTUNITIES*                INDEX*                    INDEX*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (99,293) $  (112,337) $  (494,535) $  (303,960) $   317,490  $   235,912
 Net realized gain (loss).........................   2,768,277    3,739,218    6,439,260    3,367,495    2,523,443    1,882,108
 Net change in unrealized appreciation
   (depreciation) of investments..................  (6,215,141)    (704,445)  (8,981,034)  10,528,405   (7,249,632)   1,757,075
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,546,157)   2,922,436   (3,036,309)  13,591,940   (4,408,699)   3,875,095
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     384,677    1,788,987    9,076,385    8,285,446    5,037,452    5,902,827
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     753,715    1,330,825    2,269,117    5,941,861      693,437    4,264,534
 Redemptions for contract benefits and
   terminations...................................  (1,781,774)  (1,271,933)  (6,418,827)  (2,960,967)  (2,590,656)  (2,191,734)
 Contract maintenance charges.....................    (193,672)    (159,494)      (7,576)      (5,865)      (3,970)      (3,146)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (837,054)   1,688,385    4,919,099   11,260,475    3,136,263    7,972,481
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --           --          104          441           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,383,211)   4,610,821    1,882,894   24,852,856   (1,272,436)  11,847,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  21,945,227   17,334,406   67,925,753   43,072,897   41,092,564   29,244,988
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $17,562,016  $21,945,227  $69,808,647  $67,925,753  $39,820,128  $41,092,564
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         EQ/LAZARD EMERGING      EQ/MFS INTERNATIONAL    EQ/MFS INTERNATIONAL
                                                        MARKETS EQUITY*(C)(T)          GROWTH*               VALUE*(C)(U)
                                                        --------------------- -------------------------  --------------------
                                                                2018              2018          2017             2018
                                                        --------------------- ------------  -----------  --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................      $   (89,030)     $   (222,734) $  (212,297)     $   (607,690)
 Net realized gain (loss)..............................            4,888         6,216,746    2,279,934          (121,346)
 Net change in unrealized appreciation (depreciation)
   of investments......................................       (1,010,282)      (12,031,126)   8,176,246        (9,462,479)
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................       (1,094,424)       (6,037,114)  10,243,883       (10,191,515)
                                                             -----------      ------------  -----------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................          896,937         8,421,046    5,163,964         3,365,332
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........       81,036,493         4,340,047    2,245,244       221,543,408
 Redemptions for contract benefits and terminations....       (1,159,963)       (3,211,542)  (2,270,926)       (2,964,744)
 Contract maintenance charges..........................           (2,342)         (177,118)    (177,118)           (5,146)
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................       80,771,125         9,372,433    4,961,164       221,938,850
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................               --               282          199                --
                                                             -----------      ------------  -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS..................       79,676,701         3,335,601   15,205,246       211,747,335
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............               --        47,219,982   32,014,736                --
                                                             -----------      ------------  -----------      ------------

NET ASSETS -- END OF YEAR OR PERIOD....................      $79,676,701      $ 50,555,583  $47,219,982      $211,747,335
                                                             ===========      ============  ===========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(t)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(u)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a substitution on October 22, 2018.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 EQ/MFS UTILITIES
                                                        EQ/MFS TECHNOLOGY*(C)(V)  SERIES*(C)(W)       EQ/MID CAP INDEX*
                                                        ------------------------ ---------------- -------------------------
                                                                  2018                 2018           2018          2017
                                                        ------------------------ ---------------- ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................       $  (105,230)         $   112,136    $   (295,089) $  (358,537)
 Net realized gain (loss)..............................          (209,287)             (31,622)      9,597,709    9,760,485
 Net change in unrealized appreciation (depreciation)
   of investments......................................        (3,726,671)          (1,971,606)    (21,273,974)   1,058,032
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................        (4,041,188)          (1,891,092)    (11,971,354)  10,459,980
                                                              -----------          -----------    ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................           395,531              466,298      10,037,835    9,445,094
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........        37,398,932           52,444,387       1,827,773   (2,646,023)
 Redemptions for contract benefits and terminations....          (632,026)            (796,647)     (5,513,090)  (4,330,118)
 Contract maintenance charges..........................              (863)              (1,178)         (8,911)      (7,259)
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................        37,161,574           52,112,860       6,343,607    2,461,694
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................               928                1,374               5           --
                                                              -----------          -----------    ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................        33,121,314           50,223,142      (5,627,742)  12,921,674
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............                --                   --      88,031,795   75,110,121
                                                              -----------          -----------    ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD....................       $33,121,314          $50,223,142    $ 82,404,053  $88,031,795
                                                              ===========          ===========    ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(v)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a substitution on October 22, 2018.
(w)EQ/MFS Utilities Series replaced MFS(R) Utilities Series due to a substitution on October 22, 2018.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                   EQ/PIMCO GLOBAL REAL
                                               EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*          RETURN*(X)
                                         ---------------------------  -------------------------  ------------------------
                                             2018           2017          2018          2017         2018         2017
                                         ------------  -------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (98,053) $  (1,327,908) $   (937,667) $  (594,420) $   312,974  $    16,226
 Net realized gain (loss)...............        3,019          3,852     8,122,539    2,015,437      (48,378)      10,828
 Net change in unrealized appreciation
   (depreciation) of investments........        2,304            113   (19,182,377)  18,620,816     (881,045)     268,371
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............      (92,730)    (1,323,943)  (11,997,505)  20,041,833     (616,449)     295,425
                                         ------------  -------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  107,736,876    117,690,858    10,177,183    6,482,505    3,097,724    3,930,247
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (75,705,365)  (125,378,724)   (5,137,819)   8,340,043    2,868,459    4,332,150
 Redemptions for contract benefits and
   terminations.........................  (33,855,310)   (20,604,799)   (5,597,227)  (3,402,069)  (1,570,074)  (1,194,519)
 Contract maintenance charges...........     (325,399)      (350,508)     (262,102)    (242,872)      (1,936)      (1,326)
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,149,198)   (28,643,173)     (819,965)  11,177,607    4,394,173    7,066,552
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          (90)            --            (6)       1,991          124       (4,300)
                                         ------------  -------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   (2,242,018)   (29,967,116)  (12,817,476)  31,221,431    3,777,848    7,357,677
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  123,783,466    153,750,582    85,126,965   53,905,534   21,118,079   13,760,402
                                         ------------  -------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $121,541,448  $ 123,783,466  $ 72,309,489  $85,126,965  $24,895,927  $21,118,079
                                         ============  =============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(x)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO REAL EQ/PIMCO TOTAL
                                                        RETURN*(C)(Y) RETURN*(C)(Z)  EQ/PIMCO ULTRA SHORT BOND*
                                                        ------------- -------------- ------------------------
                                                            2018           2018          2018          2017
                                                        ------------- -------------- -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................  $    80,324   $    665,155  $   374,299   $   (35,783)
 Net realized gain (loss)..............................       76,591        585,105       76,176        64,977
 Net change in unrealized appreciation (depreciation)
   of investments......................................     (164,777)     1,005,531     (644,786)      135,731
                                                         -----------   ------------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................       (7,862)     2,255,791     (194,311)      164,925
                                                         -----------   ------------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................      310,704      2,549,886    6,414,982     4,262,460
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   49,195,630    163,219,796    8,437,022      (325,746)
 Redemptions for contract benefits and terminations....   (1,041,169)    (2,683,493)  (2,905,668)   (3,855,887)
 Contract maintenance charges..........................       (1,471)        (3,392)     (32,390)      (34,729)
                                                         -----------   ------------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   48,463,694    163,082,797   11,913,946        46,098
                                                         -----------   ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS..................   48,455,832    165,338,588   11,719,635       211,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............           --             --   33,017,712    32,806,689
                                                         -----------   ------------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD....................  $48,455,832   $165,338,588  $44,737,347   $33,017,712
                                                         ===========   ============  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(y)EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(z)EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/T. ROWE PRICE GROWTH
                                                   EQ/QUALITY BOND PLUS*    EQ/SMALL COMPANY INDEX*             STOCK*
                                                 ------------------------  -------------------------  --------------------------
                                                     2018         2017         2018          2017         2018          2017
                                                 -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $    34,918  $   (63,240) $   (228,325) $  (180,492) $ (3,135,933) $ (2,550,810)
 Net realized gain (loss).......................    (303,903)     (12,050)    6,772,485    4,927,475    30,648,281    24,612,950
 Net change in unrealized appreciation
   (depreciation) of investments................    (157,451)      48,331   (15,968,668)   1,725,218   (34,853,691)   25,363,148
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................    (426,436)     (26,959)   (9,424,508)   6,472,201    (7,341,343)   47,425,288
                                                 -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........     383,071    1,204,124     6,562,347    6,981,749    29,478,198    22,374,799
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     (22,479)   3,335,494     8,690,983   (4,865,162)   (5,135,386)   12,685,196
 Redemptions for contract benefits and
   terminations.................................  (1,743,528)  (1,987,391)   (6,960,832)  (3,037,246)  (16,590,006)   (9,718,263)
 Contract maintenance charges...................    (578,466)    (578,698)       (6,166)      (4,964)     (457,649)     (442,129)
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (1,961,402)   1,973,529     8,286,332     (925,623)    7,295,157    24,899,603
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....          --           --             7           --            --         1,752
                                                 -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........  (2,387,838)   1,946,570    (1,138,169)   5,546,578       (46,186)   72,326,643
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  28,719,876   26,773,306    60,659,490   55,112,912   213,104,354   140,777,711
                                                 -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $26,332,038  $28,719,876  $ 59,521,321  $60,659,490  $213,058,168  $213,104,354
                                                 ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      EQ/T. ROWE PRICE         EQ/UBS GROWTH &        FEDERATED HIGH INCOME
                                                   HEALTH SCIENCES*(C)(AA)         INCOME*                BOND FUND II
                                                   ----------------------- -----------------------  ------------------------
                                                            2018               2018        2017         2018         2017
                                                   ----------------------- -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................      $   (431,250)      $   (88,370) $  (94,934) $ 1,266,039  $   872,852
 Net realized gain (loss).........................          (157,561)          963,725     693,063     (215,962)     110,814
 Net change in unrealized appreciation
   (depreciation) of investments..................       (16,272,365)       (1,890,953)    758,654   (2,033,038)    (102,851)
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................       (16,861,176)       (1,015,598)  1,356,783     (982,961)     880,815
                                                        ------------       -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............         2,621,761            30,257     284,345    3,215,964    4,123,413
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       161,534,885          (595,930)   (388,604)     100,902      220,305
 Redemptions for contract benefits and
   terminations...................................        (2,183,446)         (401,754)   (378,344)  (1,213,734)    (830,472)
 Contract maintenance charges.....................            (3,564)         (166,274)   (163,593)        (672)        (241)
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............       161,969,636        (1,133,701)   (646,196)   2,102,460    3,513,005
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......             6,114                --          --           --           --
                                                        ------------       -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............       145,114,574        (2,149,299)    710,587    1,119,499    4,393,820
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........                --         7,925,735   7,215,148   19,170,770   14,776,950
                                                        ------------       -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............      $145,114,574       $ 5,776,436  $7,925,735  $20,290,269  $19,170,770
                                                        ============       ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(aa)EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                       FIDELITY(R) VIP ASSET   FIDELITY(R) VIP
                                                                 FEDERATED KAUFMANN      MANAGER: GROWTH         FREEDOM 2015
                                                                      FUND II               PORTFOLIO             PORTFOLIO
                                                              -----------------------  -------------------   -------------------
                                                                  2018        2017        2018       2017       2018      2017
                                                              -----------  ----------  ---------   --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................ $  (121,119) $  (63,614) $  (2,894)  $ (2,459) $  (1,444) $   (474)
 Net realized gain (loss)....................................     713,028     491,150     60,168    125,286     84,708    31,046
 Net change in unrealized appreciation (depreciation) of
   investments...............................................    (903,729)    810,463   (118,770)     2,543   (107,156)   76,928
                                                              -----------  ----------  ---------   --------  ---------  --------

 Net increase (decrease) in net assets resulting from
   operations................................................    (311,820)  1,237,999    (61,496)   125,370    (23,892)  107,500
                                                              -----------  ----------  ---------   --------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......................   3,691,828   1,460,714      2,835     14,071         (8)       --
 Transfers between Variable Investment Options including
   guaranteed interest account, net..........................   1,992,381     539,644    (78,296)   120,791    (37,691)  318,616
 Redemptions for contract benefits and terminations..........    (277,880)   (185,751)  (174,539)   (93,423)  (479,628)  (49,604)
 Contract maintenance charges................................        (311)        (67)      (239)      (228)       (77)      (60)
                                                              -----------  ----------  ---------   --------  ---------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions...............................   5,406,018   1,814,540   (250,239)    41,211   (517,404)  268,952
                                                              -----------  ----------  ---------   --------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS........................   5,094,198   3,052,539   (311,735)   166,581   (541,296)  376,452
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....................   7,249,566   4,197,027    908,381    741,800    975,157   598,705
                                                              -----------  ----------  ---------   --------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD.......................... $12,343,764  $7,249,566  $ 596,646   $908,381  $ 433,861  $975,157
                                                              ===========  ==========  =========   ========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          FIDELITY(R) VIP FREEDOM FIDELITY(R) VIP FREEDOM FIDELITY(R) VIP FREEDOM
                                                              2020 PORTFOLIO          2025 PORTFOLIO          2030 PORTFOLIO
                                                          ----------------------  ----------------------  ----------------------
                                                             2018        2017        2018        2017        2018        2017
                                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................ $   (1,060) $     (399) $   (1,145) $   (2,009) $   (3,061) $   (3,164)
 Net realized gain (loss)................................     55,068      48,306      44,811      62,423      68,099      61,534
 Net change in unrealized appreciation (depreciation) of
   investments...........................................   (161,708)    104,291    (175,194)    129,799    (147,421)    108,581
                                                          ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations............................................   (107,700)    152,198    (131,528)    190,213     (82,383)    166,951
                                                          ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...................    128,686       2,867      30,201      22,524      11,035       4,973
 Transfers between Variable Investment Options including
   guaranteed interest account, net......................    120,124      75,558     257,983         255      83,784      71,338
 Redemptions for contract benefits and terminations......    (13,052)    (48,603)    (37,006)    (55,289)   (206,546)   (136,372)
 Contract maintenance charges............................       (123)       (161)       (192)       (231)        (89)        (84)
                                                          ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions...........................    235,635      29,661     250,986     (32,741)   (111,816)    (60,145)
                                                          ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS....................    127,935     181,859     119,458     157,472    (194,199)    106,806
NET ASSETS -- BEGINNING OF YEAR OR PERIOD................  1,227,308   1,045,449   1,367,374   1,209,902   1,002,388     895,582
                                                          ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD...................... $1,355,243  $1,227,308  $1,486,832  $1,367,374  $  808,189  $1,002,388
                                                          ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                               FIDELITY(R) VIP MID CAP    FIDELITY(R) VIP STRATEGIC  FIRST TRUST MULTI INCOME
                                                      PORTFOLIO               INCOME PORTFOLIO        ALLOCATION PORTFOLIO
                                              -------------------------  --------------------------  ----------------------
                                                  2018          2017         2018          2017         2018         2017
                                              ------------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (844,327) $  (667,619) $  2,927,079  $  1,986,309  $   39,280   $   51,380
 Net realized gain (loss)....................    7,853,943    3,801,883       (14,894)      558,759      45,438       58,683
 Net change in unrealized appreciation
   (depreciation) of investments.............  (20,752,801)  10,342,735    (8,101,743)    3,389,733    (326,963)      42,738
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations.................  (13,743,185)  13,476,999    (5,189,558)    5,934,801    (242,245)     152,801
                                              ------------  -----------  ------------  ------------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......    8,138,440    9,487,969    16,771,254    15,884,535     866,771      755,207
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (2,103,591)      54,381     5,727,681     8,593,543    (318,801)     353,091
 Redemptions for contract benefits and
   terminations..............................   (6,297,753)  (4,623,480)   (8,844,269)   (5,894,075)   (239,706)    (111,724)
 Contract maintenance charges................      (11,230)     (10,594)       (9,269)       (8,266)       (278)        (272)
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions     (274,134)   4,908,276    13,645,397    18,575,737     307,986      996,302
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 70....................................           --           --           415           740       1,080           32
                                              ------------  -----------  ------------  ------------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS........  (14,017,319)  18,385,275     8,456,254    24,511,278      66,821    1,149,135
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   87,159,175   68,773,900   116,085,021    91,573,743   4,001,193    2,852,058
                                              ------------  -----------  ------------  ------------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $ 73,141,856  $87,159,175  $124,541,275  $116,085,021  $4,068,014   $4,001,193
                                              ============  ===========  ============  ============  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     FIRST TRUST/DOW JONES
                                                       DIVIDEND & INCOME      FRANKLIN FOUNDING FUNDS
                                                     ALLOCATION PORTFOLIO       ALLOCATION VIP FUND    FRANKLIN INCOME VIP FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    97,354  $    (1,924) $   345,005  $   266,205  $ 3,189,033  $ 2,444,921
 Net realized gain (loss).........................   1,097,117    2,994,770      360,872      693,672     (244,733)    (284,115)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,337,146)   2,128,608   (2,824,635)   1,024,020   (8,135,845)   4,790,735
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,142,675)   5,121,454   (2,118,758)   1,983,897   (5,191,545)   6,951,541
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,118,061    5,615,515    1,578,768    2,102,673    8,262,671    8,832,222
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,335,682)   5,448,919   10,754,889      (80,089)  (2,013,350)     319,465
 Redemptions for contract benefits and
   terminations...................................  (4,074,754)  (3,911,078)  (1,522,299)  (1,654,378)  (6,505,512)  (5,922,865)
 Contract maintenance charges.....................      (3,189)      (2,663)      (2,746)      (2,525)      (7,050)      (6,745)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (295,564)   7,150,693   10,808,612      365,681     (263,241)   3,222,077
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          (6)         250          299           --          (51)          47
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (3,438,245)  12,272,397    8,690,153    2,349,578   (5,454,837)  10,173,665
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  50,334,851   38,062,454   21,003,045   18,653,467   92,902,214   82,728,549
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $46,896,606  $50,334,851  $29,693,198  $21,003,045  $87,447,377  $92,902,214
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                      GUGGENHEIM VIF GLOBAL     GUGGENHEIM VIF
                                                            FRANKLIN MUTUAL SHARES       MANAGED FUTURES         MULTI-HEDGE
                                                                   VIP FUND               STRATEGY FUND        STRATEGIES FUND
                                                           ------------------------  ----------------------  -------------------
                                                               2018         2017        2018        2017       2018       2017
                                                           -----------  -----------  ----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $   130,243  $   127,266  $  (34,335) $    5,720  $ (9,292) $ (11,055)
 Net realized gain (loss).................................     795,891      824,040     (91,069)    (95,236)    3,041     16,111
 Net change in unrealized appreciation (depreciation) of
   investments............................................  (2,243,585)      (8,419)   (168,625)    281,743   (37,041)     9,626
                                                           -----------  -----------  ----------  ----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   operations.............................................  (1,317,451)     942,887    (294,029)    192,227   (43,292)    14,682
                                                           -----------  -----------  ----------  ----------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................     500,064      678,678     289,490     258,534       861      3,431
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................    (623,568)     299,691      81,952     218,190    18,150   (185,790)
 Redemptions for contract benefits and terminations.......  (1,962,539)  (1,030,180)   (169,965)   (235,213)  (41,361)   (28,238)
 Contract maintenance charges.............................      (1,670)      (1,786)       (230)       (110)      (78)       (89)
                                                           -----------  -----------  ----------  ----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................  (2,087,713)     (53,597)    201,247     241,401   (22,428)  (210,686)
                                                           -----------  -----------  ----------  ----------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS.....................  (3,405,164)     889,290     (92,782)    433,628   (65,720)  (196,004)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  14,587,098   13,697,808   2,865,989   2,432,361   685,574    881,578
                                                           -----------  -----------  ----------  ----------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD....................... $11,181,934  $14,587,098  $2,773,207  $2,865,989  $619,854  $ 685,574
                                                           ===========  ===========  ==========  ==========  ========  =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                            HARTFORD CAPITAL           HARTFORD GROWTH      INVESCO V.I. AMERICAN
                                                          APPRECIATION HLS FUND    OPPORTUNITIES HLS FUND     FRANCHISE FUND
                                                        ------------------------  ------------------------  --------------------
                                                            2018         2017         2018         2017       2018       2017
                                                        -----------  -----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $  (160,443) $   (88,211) $  (502,031) $  (403,001) $ (8,359)  $ (8,273)
 Net realized gain (loss)..............................   1,690,178      576,276    5,738,955     (292,874)   52,132     58,145
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (3,157,084)   2,192,123   (6,091,001)   8,050,839   (80,709)    77,110
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (1,627,349)   2,680,188     (854,077)   7,354,964   (36,936)   126,982
                                                        -----------  -----------  -----------  -----------  --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,760,008    2,235,708    4,808,105    3,687,862     1,282      1,575
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........      22,039      594,519      (98,650)  (1,422,102)   76,187    (26,721)
 Redemptions for contract benefits and terminations....  (1,016,250)    (507,639)  (1,547,957)  (1,111,244)  (30,620)   (50,727)
 Contract maintenance charges..........................      (1,908)      (1,533)      (3,865)      (2,914)      (41)       (57)
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     763,889    2,321,055    3,157,633    1,151,602    46,808    (75,930)
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................         667           41          464          (54)       --         --
                                                        -----------  -----------  -----------  -----------  --------   --------

NET INCREASE (DECREASE) IN NET ASSETS..................    (862,793)   5,001,284    2,304,020    8,506,512     9,872     51,052
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  17,578,186   12,576,902   34,021,130   25,514,618   545,589    494,537
                                                        -----------  -----------  -----------  -----------  --------   --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $16,715,393  $17,578,186  $36,325,150  $34,021,130  $555,461   $545,589
                                                        ===========  ===========  ===========  ===========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    INVESCO V.I. BALANCED-    INVESCO V.I. DIVERSIFIED   INVESCO V.I. EQUITY AND
                                                     RISK ALLOCATION FUND          DIVIDEND FUND               INCOME FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    14,293  $   253,208  $    487,937  $    84,016  $   113,911  $    34,560
 Net realized gain (loss).........................     915,755      524,606     4,298,958    4,138,183      753,896      208,507
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,755,965)      16,931   (11,241,370)     704,429   (2,723,783)     877,647
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (825,917)     794,745    (6,454,475)   4,926,628   (1,855,976)   1,120,714
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,186,700    1,616,678     3,730,196    8,156,209    2,671,784    4,015,716
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (568,804)     (68,108)   (8,004,862)     937,345       64,636      859,708
 Redemptions for contract benefits and
   terminations...................................    (728,139)    (706,653)   (5,603,766)  (4,343,962)    (675,599)    (366,077)
 Contract maintenance charges.....................        (309)         (44)       (7,763)      (7,669)      (2,278)      (1,833)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (110,552)     841,873    (9,886,195)   4,741,923    2,058,543    4,507,514
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          11           26            (6)         182           58          170
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (936,458)   1,636,644   (16,340,676)   9,668,733      202,625    5,628,398
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  10,546,551    8,909,907    78,587,306   68,918,573   15,011,817    9,383,419
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 9,610,093  $10,546,551  $ 62,246,630  $78,587,306  $15,214,442  $15,011,817
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     INVESCO V.I. HEALTH CARE  INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP
                                                              FUND                      FUND                CORE EQUITY FUND
                                                     ----------------------   ------------------------  ------------------------
                                                        2018         2017         2018         2017         2018         2017
                                                     ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (57,568)  $  (43,682) $ 1,564,331  $ 1,073,664  $  (157,273) $  (128,704)
 Net realized gain (loss)...........................    495,393       (2,676)    (397,232)    (122,555)   1,700,923      162,051
 Net change in unrealized appreciation
   (depreciation) of investments....................   (544,411)     542,664   (3,210,285)     893,231   (3,148,100)   1,473,795
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................   (106,586)     496,306   (2,043,186)   1,844,340   (1,604,450)   1,507,142
                                                     ----------   ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............  1,041,958      501,250    3,811,573    4,654,859      812,770      927,497
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    288,659      249,351     (689,739)    (106,430)    (266,817)    (337,289)
 Redemptions for contract benefits and terminations.   (274,550)    (218,168)  (3,680,842)  (3,841,348)    (876,729)    (893,845)
 Contract maintenance charges.......................       (215)         (42)      (4,026)      (3,759)      (1,880)      (1,992)
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  1,055,852      532,391     (563,034)     703,322     (332,656)    (305,629)
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         --           --           82           --           --           --
                                                     ----------   ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............    949,266    1,028,697   (2,606,138)   2,547,662   (1,937,106)   1,201,513
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  4,420,080    3,391,383   41,395,337   38,847,675   12,870,469   11,668,956
                                                     ----------   ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $5,369,346   $4,420,080  $38,789,199  $41,395,337  $10,933,363  $12,870,469
                                                     ==========   ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    INVESCO V.I. SMALL CAP                               IVY VIP GLOBAL EQUITY
                                                          EQUITY FUND         IVY VIP ASSET STRATEGY            INCOME
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (269,049) $  (226,838) $   149,164  $    50,505  $    32,559  $   (26,226)
 Net realized gain (loss).........................   1,151,832      402,797      678,748   (2,120,025)   1,208,210      722,517
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,290,298)   1,815,690   (3,190,601)   7,545,793   (3,152,751)   1,329,854
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,407,515)   1,991,649   (2,362,689)   5,476,273   (1,911,982)   2,026,145
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,607,336    2,593,270    1,997,744    1,665,722      233,106      615,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     326,418     (220,723)  (1,043,818)  (3,656,318)    (481,400)    (956,441)
 Redemptions for contract benefits and
   terminations...................................  (1,059,335)    (871,550)  (2,608,845)  (2,412,472)  (1,412,454)    (996,315)
 Contract maintenance charges.....................      (2,458)      (2,181)      (3,971)      (4,325)      (1,633)      (1,982)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,871,961    1,498,816   (1,658,890)  (4,407,393)  (1,662,381)  (1,338,941)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (1,535,554)   3,490,465   (4,021,579)   1,068,880   (3,574,363)     687,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  18,904,960   15,414,495   36,395,959   35,327,079   16,053,337   15,366,133
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $17,369,406  $18,904,960  $32,374,380  $36,395,959  $12,478,974  $16,053,337
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  IVY VIP NATURAL          IVY VIP SMALL CAP
                                                     IVY VIP HIGH INCOME             RESOURCES                 GROWTH(AB)
                                                 --------------------------  ------------------------  -------------------------
                                                     2018          2017          2018         2017         2018          2017
                                                 ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  6,429,371  $  5,229,709  $  (107,316) $  (130,332) $   (334,900) $  (363,467)
 Net realized gain (loss).......................   (1,998,229)     (851,134)    (344,077)    (493,531)   10,498,711      127,179
 Net change in unrealized appreciation
   (depreciation) of investments................   (8,819,122)    2,038,626   (1,901,976)     738,505   (12,584,691)   5,187,888
                                                 ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   (4,387,980)    6,417,201   (2,353,369)     114,642    (2,420,880)   4,951,600
                                                 ------------  ------------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    8,295,424     9,977,724      220,277      501,872     1,993,111    1,916,023
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (4,288,030)    1,444,321     (306,220)    (366,293)    6,407,835     (257,444)
 Redemptions for contract benefits and
   terminations.................................  (10,509,659)   (7,739,112)  (1,138,091)    (706,405)   (2,496,781)  (1,698,095)
 Contract maintenance charges...................      (15,590)      (15,833)      (1,362)      (1,569)       (4,427)      (3,956)
                                                 ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (6,517,855)    3,667,100   (1,225,396)    (572,395)    5,899,738      (43,472)
                                                 ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........  (10,905,835)   10,084,301   (3,578,765)    (457,753)    3,478,858    4,908,128
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  132,745,387   122,661,086   10,617,393   11,075,146    27,992,574   23,084,446
                                                 ------------  ------------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $121,839,552  $132,745,387  $ 7,038,628  $10,617,393  $ 31,471,432  $27,992,574
                                                 ============  ============  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(ab)Ivy VIP Small Cap Growth replaced Ivy VIP Micro Cap Growth due to a merger on November 02, 2018.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        JANUS HENDERSON           JANUS HENDERSON      JANUS HENDERSON U.S. LOW
                                                      BALANCED PORTFOLIO      FLEXIBLE BOND PORTFOLIO    VOLATILITY PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   423,092  $   121,164  $   419,674  $   369,005  $    60,720  $    23,523
 Net realized gain (loss).........................   2,623,359      307,902     (215,137)     (32,562)     489,256      136,787
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,654,189)   6,419,309     (893,968)     178,798   (1,231,478)   1,111,077
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,607,738)   6,848,375     (689,431)     515,241     (681,502)   1,271,387
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  29,044,218   12,579,360    3,572,328    4,450,958    1,269,740    1,347,024
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   5,105,597    3,496,459   (1,055,209)   2,582,825       36,526      551,422
 Redemptions for contract benefits and
   terminations...................................  (3,534,636)  (2,727,755)  (3,647,761)  (1,406,734)    (537,080)    (365,438)
 Contract maintenance charges.....................      (1,202)        (538)      (1,319)        (336)        (365)         (37)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  30,613,977   13,347,526   (1,131,961)   5,626,713      768,821    1,532,971
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         (28)         448          (89)         360           94           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  29,006,211   20,196,349   (1,821,481)   6,142,314       87,413    2,804,358
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  55,150,702   34,954,353   28,673,059   22,530,745   10,980,273    8,175,915
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $84,156,913  $55,150,702  $26,851,578  $28,673,059  $11,067,686  $10,980,273
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                 JPMORGAN INSURANCE TRUST     JPMORGAN INSURANCE       LORD ABBETT SERIES FUND
                                                     GLOBAL ALLOCATION       TRUST INCOME BUILDER         - BOND DEBENTURE
                                                         PORTFOLIO                 PORTFOLIO                  PORTFOLIO
                                                 ------------------------  ------------------------  --------------------------
                                                     2018         2017         2018         2017         2018          2017
                                                 -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  (262,124) $    22,638  $  (234,912) $   361,132  $  4,049,321  $  3,427,568
 Net realized gain (loss).......................     365,656      813,696      128,862      232,574     2,704,136     1,172,400
 Net change in unrealized appreciation
   (depreciation) of investments................  (1,842,016)   1,391,163   (1,113,001)     653,479   (13,793,698)    3,201,159
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................  (1,738,484)   2,227,497   (1,219,051)   1,247,185    (7,040,241)    7,801,127
                                                 -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   5,699,342    2,758,739    6,731,189    4,660,678    19,109,097    17,316,105
 Transfers between Variable Investment Options
   including guaranteed interest account, net...      50,897    2,133,619      406,777      885,919     3,050,330     8,015,889
 Redemptions for contract benefits and
   terminations.................................  (1,644,058)    (710,907)  (1,583,740)  (1,137,576)   (7,900,494)   (6,185,818)
 Contract maintenance charges...................        (662)        (465)        (145)         (52)       (8,673)       (7,273)
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   4,105,519    4,180,986    5,554,081    4,408,969    14,250,260    19,138,903
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....         183           72           85           63           314         1,078
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........   2,367,218    6,408,555    4,335,115    5,656,217     7,210,333    26,941,108
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  19,191,257   12,782,702   15,456,876    9,800,659   120,081,078    93,139,970
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $21,558,475  $19,191,257  $19,791,991  $15,456,876  $127,291,411  $120,081,078
                                                 ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    LORD ABBETT SERIES FUND - LORD ABBETT SERIES FUND -
                                                         CLASSIC STOCK          GROWTH OPPORTUNITIES     MFS(R) INVESTORS TRUST
                                                           PORTFOLIO                 PORTFOLIO                   SERIES
                                                    ------------------------  -----------------------   ------------------------
                                                       2018         2017          2018         2017         2018         2017
                                                    ----------   ----------   -----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................... $  (32,293)  $  (25,265)  $   (69,960)  $  (67,875) $  (121,128) $   (96,637)
 Net realized gain (loss)..........................    589,016      345,432     1,066,886      120,648      886,750      737,122
 Net change in unrealized appreciation
   (depreciation) of investments...................   (928,415)     311,206    (1,146,071)     842,896   (1,601,280)   1,650,765
                                                    ----------   ----------   -----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations.................................   (371,692)     631,373      (149,145)     895,669     (835,658)   2,291,250
                                                    ----------   ----------   -----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.............    103,537       57,525        41,361       38,849    1,302,631    1,361,135
 Transfers between Variable Investment Options
   including guaranteed interest account, net......   (296,594)    (190,747)     (185,610)     (63,026)    (231,348)     610,251
 Redemptions for contract benefits and terminations   (347,487)    (209,963)     (523,494)    (318,569)  (1,456,789)  (1,126,307)
 Contract maintenance charges......................       (531)        (580)         (536)        (575)      (1,284)      (1,218)
                                                    ----------   ----------   -----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions................   (541,075)    (343,765)     (668,279)    (343,321)    (386,790)     843,861
                                                    ----------   ----------   -----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..............   (912,767)     287,608      (817,424)     552,348   (1,222,448)   3,135,111
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..........  4,654,067    4,366,459     4,929,649    4,377,301   13,413,596   10,278,485
                                                    ----------   ----------   -----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................ $3,741,300   $4,654,067   $ 4,112,225   $4,929,649  $12,191,148  $13,413,596
                                                    ==========   ==========   ===========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       MFS(R) MASSACHUSETTS
                                                      INVESTORS GROWTH STOCK
                                                             PORTFOLIO         MFS(R) RESEARCH SERIES     MFS(R) VALUE SERIES
                                                     ------------------------  ----------------------  ------------------------
                                                         2018         2017        2018        2017         2018         2017
                                                     -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (156,996) $  (124,882) $  (18,558) $   (1,204) $    62,105  $   118,660
 Net realized gain (loss)...........................     937,581      557,159     327,611     146,844    2,108,494      806,297
 Net change in unrealized appreciation
   (depreciation) of investments....................    (851,299)   2,473,295    (470,757)    257,702   (5,379,537)   1,820,644
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................     (70,714)   2,905,572    (161,704)    403,342   (3,208,938)   2,745,601
                                                     -----------  -----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............     859,053    1,187,235     487,594     410,950    5,784,722    5,968,264
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    (424,053)     419,816     (35,100)   (174,060)     273,060    2,351,351
 Redemptions for contract benefits and terminations.  (1,627,128)    (775,240)    (38,785)    (22,328)  (1,036,678)  (1,021,060)
 Contract maintenance charges.......................      (1,566)      (1,547)        (85)        (15)      (1,313)        (319)
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  (1,193,694)     830,264     413,624     214,547    5,019,791    7,298,236
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............          --           --          --          --           --          236
                                                     -----------  -----------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............  (1,264,408)   3,735,836     251,920     617,889    1,811,002   10,044,073
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  14,624,700   10,888,864   2,329,889   1,712,000   23,847,980   13,803,907
                                                     -----------  -----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $13,360,292  $14,624,700  $2,581,809  $2,329,889  $25,658,982  $23,847,980
                                                     ===========  ===========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                  MULTIMANAGER AGGRESSIVE                                MULTIMANAGER MID CAP
                                                          EQUITY*            MULTIMANAGER CORE BOND*            GROWTH*
                                                 ------------------------  --------------------------  ------------------------
                                                     2018         2017         2018          2017          2018         2017
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  (237,372) $  (192,731) $  1,359,282  $    665,709  $  (446,473) $  (264,597)
 Net realized gain (loss).......................   3,498,561      932,419    (1,568,608)     (274,502)   5,023,498    1,519,229
 Net change in unrealized appreciation
   (depreciation) of investments................  (3,575,300)   2,975,088    (2,038,212)    1,192,066   (7,397,940)   2,803,490
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................    (314,111)   3,714,776    (2,247,538)    1,583,273   (2,820,915)   4,058,122
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........     836,847      736,468     1,206,217     6,129,249    1,158,905    1,340,777
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     604,011     (585,257)   (4,852,412)   11,778,477   11,475,253      110,863
 Redemptions for contract benefits and
   terminations.................................  (1,204,532)  (1,019,939)   (7,436,002)   (5,447,689)  (3,308,156)  (1,183,114)
 Contract maintenance charges...................    (268,340)    (226,941)   (2,341,928)   (2,183,026)    (280,565)    (245,373)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...     (32,014)  (1,095,669)  (13,424,125)   10,277,011    9,045,437       23,153
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....          --           --            --            --          196           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........    (346,125)   2,619,107   (15,671,663)   11,860,284    6,224,718    4,081,275
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  16,150,314   13,531,207   113,957,142   102,096,858   20,562,852   16,481,577
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $15,804,189  $16,150,314  $ 98,285,479  $113,957,142  $26,787,570  $20,562,852
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                            NEUBERGER BERMAN
                                                       MULTIMANAGER MID CAP          MULTIMANAGER             INTERNATIONAL
                                                              VALUE*                  TECHNOLOGY*           EQUITY PORTFOLIO
                                                     ------------------------  ------------------------  ----------------------
                                                         2018         2017         2018         2017        2018        2017
                                                     -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $   (79,274) $  (110,234) $  (566,541) $  (447,808) $  (50,027) $  (23,659)
 Net realized gain (loss)...........................   1,397,628    1,069,325    9,364,691    4,529,140     101,909      66,139
 Net change in unrealized appreciation
   (depreciation) of investments....................  (2,859,285)    (114,374)  (9,682,364)   5,867,855    (858,981)    738,642
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations..................................  (1,540,931)     844,717     (884,214)   9,949,187    (807,099)    781,122
                                                     -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............     410,919      850,371    9,912,203    5,817,582     473,690     630,083
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    (702,278)  (7,394,942)   3,838,019    2,072,635     264,525     (41,452)
 Redemptions for contract benefits and terminations.    (591,377)    (709,000)  (4,099,762)  (1,508,889)   (567,659)   (178,345)
 Contract maintenance charges.......................    (151,062)    (151,412)    (311,960)    (258,942)       (329)       (321)
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  (1,033,798)  (7,404,983)   9,338,500    6,122,386     170,227     409,965
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............          --          (28)         265          223          --          --
                                                     -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...............  (2,574,729)  (6,560,294)   8,454,551   16,071,796    (636,872)  1,191,087
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  11,780,856   18,341,150   40,447,408   24,375,612   4,253,380   3,062,293
                                                     -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................. $ 9,206,127  $11,780,856  $48,901,959  $40,447,408  $3,616,508  $4,253,380
                                                     ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      NEUBERGER BERMAN U.S.            PIMCO                PIMCO EMERGING
                                                      EQUITY INDEX PUTWRITE   COMMODITYREALRETURN(R)         MARKETS BOND
                                                       STRATEGY PORTFOLIO       STRATEGY PORTFOLIO             PORTFOLIO
                                                     ----------------------  ------------------------  ------------------------
                                                        2018        2017         2018         2017         2018         2017
                                                     ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (33,638) $  (26,901) $    93,207  $ 1,590,723  $   498,636  $   719,090
 Net realized gain (loss)...........................     77,389     (14,917)  (2,003,380)  (2,648,316)    (528,226)    (307,958)
 Net change in unrealized appreciation
   (depreciation) of investments....................   (257,234)    148,583     (842,448)   1,125,122   (1,220,274)   1,163,037
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................   (213,483)    106,765   (2,752,621)      67,529   (1,249,864)   1,574,169
                                                     ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............    536,602     444,517    1,643,239    1,223,869      728,883    1,326,568
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......     52,447     (49,303)   1,335,314     (753,111)    (901,861)     191,980
 Redemptions for contract benefits and terminations.   (115,234)    (88,985)  (1,694,305)  (1,273,119)  (1,840,632)  (1,769,829)
 Contract maintenance charges.......................       (186)       (166)      (1,935)      (1,963)      (1,977)      (2,209)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................    473,629     306,063    1,282,313     (804,324)  (2,015,587)    (253,490)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         10          --           --           --            6          (36)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............    260,156     412,828   (1,470,308)    (736,795)  (3,265,445)   1,320,643
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  2,290,800   1,877,972   16,894,518   17,631,313   20,453,817   19,133,174
                                                     ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $2,550,956  $2,290,800  $15,424,210  $16,894,518  $17,188,372  $20,453,817
                                                     ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                       PIMCO GLOBAL BOND      PIMCO GLOBAL MULTI-
                                                                         OPPORTUNITIES           ASSET MANAGED      PIMCO INCOME
                                                                     PORTFOLIO (UNHEDGED)    ALLOCATION PORTFOLIO   PORTFOLIO(C)
                                                                    ----------------------  ----------------------  ------------
                                                                       2018        2017        2018        2017         2018
                                                                    ----------  ----------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................... $  221,690  $   25,247  $    5,612  $   13,541    $    718
 Net realized gain (loss)..........................................     11,511       1,899     153,169      26,382       1,744
 Net change in unrealized appreciation (depreciation) of
   investments.....................................................   (470,330)    116,260    (270,369)    120,803        (120)
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in net assets resulting from operations...   (237,129)    143,406    (111,588)    160,726       2,342
                                                                    ----------  ----------  ----------  ----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.............................    920,264   1,266,532     303,207     224,207     347,762
 Transfers between Variable Investment Options including
   guaranteed interest account, net................................    242,903     397,802    (162,694)     17,402      67,222
 Redemptions for contract benefits and terminations................   (171,535)   (117,625)    (58,798)   (171,372)     (2,712)
 Contract maintenance charges......................................       (103)        (18)        (13)         --          --
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.....................................    991,529   1,546,691      81,702      70,237     412,272
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in amount retained by AXA Equitable in
   Separate Account No. 70.........................................        900       1,322          27          --          18
                                                                    ----------  ----------  ----------  ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS..............................    755,300   1,691,419     (29,859)    230,963     414,632
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..........................  3,306,879   1,615,460   1,506,083   1,275,120          --
                                                                    ----------  ----------  ----------  ----------    --------

NET ASSETS -- END OF YEAR OR PERIOD................................ $4,062,179  $3,306,879  $1,476,224  $1,506,083    $414,632
                                                                    ==========  ==========  ==========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
(c)Units were made available on October 22, 2018.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                         PUTNAM VT DIVERSIFIED
                                                           PROFUND VP BEAR   PROFUND VP BIOTECHNOLOGY         INCOME FUND
                                                         ------------------  ------------------------  ------------------------
                                                           2018      2017        2018         2017         2018         2017
                                                         --------  --------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $ (2,098) $ (2,343) $  (670,599) $  (671,805) $   211,387  $   363,191
 Net realized gain (loss)...............................    1,102   (18,998)   1,012,738      656,094      335,524      (55,858)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    4,664   (16,008)  (3,948,048)   8,726,890   (1,116,597)     190,681
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    3,668   (37,349)  (3,605,909)   8,711,179     (569,686)     498,014
                                                         --------  --------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    1,059     2,612    2,052,029    2,699,667    6,464,350    1,845,247
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........   78,498   (49,647)  (1,886,995)  (3,128,422)   6,285,081      756,064
 Redemptions for contract benefits and terminations.....   (5,603)   (6,622)  (4,115,957)  (3,198,894)  (3,435,874)    (342,556)
 Contract maintenance charges...........................     (103)      (51)      (5,593)      (5,930)        (692)        (457)
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................   73,851   (53,708)  (3,956,516)  (3,633,579)   9,312,865    2,258,298
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.................      (10)       --           --           --          312           --
                                                         --------  --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...................   77,509   (91,057)  (7,562,425)   5,077,600    8,743,491    2,756,312
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  122,926   213,983   48,447,128   43,369,528   10,380,466    7,624,154
                                                         --------  --------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $200,435  $122,926  $40,884,703  $48,447,128  $19,123,957  $10,380,466
                                                         ========  ========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                           PUTNAM VT GLOBAL ASSET   PUTNAM VT MULTI-ASSET        PUTNAM VT
                                                               ALLOCATION FUND      ABSOLUTE RETURN FUND       RESEARCH FUND
                                                           ----------------------  ----------------------  --------------------
                                                              2018        2017        2018        2017        2018       2017
                                                           ----------  ----------  ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $   24,614  $    3,638  $  (20,755) $  (27,530) $   (8,222) $ (1,847)
 Net realized gain (loss).................................    330,731      92,697      79,077      (6,017)     16,510    12,431
 Net change in unrealized appreciation (depreciation) of
   investments............................................   (752,358)    316,193    (294,648)    163,436     (89,476)   51,533
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   operations.............................................   (397,013)    412,528    (236,326)    129,889     (81,188)   62,117
                                                           ----------  ----------  ----------  ----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................    944,394     906,200     323,161     432,575     216,612    92,526
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................   (433,589)    927,725     (91,211)     86,435     537,643   214,465
 Redemptions for contract benefits and terminations.......   (266,942)    (58,756)   (183,103)   (179,159)    (10,777)  (16,794)
 Contract maintenance charges.............................        (64)        (13)       (158)       (111)         (8)       --
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................    243,799   1,775,156      48,689     339,740     743,470   290,197
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70...................          7          75         (14)         --          21        11
                                                           ----------  ----------  ----------  ----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS.....................   (153,207)  2,187,759    (187,651)    469,629     662,303   352,325
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  4,308,106   2,120,347   2,614,926   2,145,297     465,958   113,633
                                                           ----------  ----------  ----------  ----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD....................... $4,154,899  $4,308,106  $2,427,275  $2,614,926  $1,128,261  $465,958
                                                           ==========  ==========  ==========  ==========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       QS LEGG MASON DYNAMIC
                                                        MULTI-STRATEGY VIT    SEI VP BALANCED STRATEGY    SEI VP CONSERVATIVE
                                                             PORTFOLIO                 FUND                  STRATEGY FUND
                                                      ----------------------  ----------------------   ------------------------
                                                         2018        2017        2018         2017         2018         2017
                                                      ----------  ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $    8,585  $      991  $   77,648   $   34,651  $    34,213  $    47,082
 Net realized gain (loss)............................     (5,952)    (24,828)    128,068       26,135      224,444      111,931
 Net change in unrealized appreciation
   (depreciation) of investments.....................   (325,224)    419,774    (948,943)     679,124     (662,028)     261,731
                                                      ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   (322,591)    395,937    (743,227)     739,910     (403,371)     420,744
                                                      ----------  ----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............    168,673     257,839     963,195    1,554,433    1,527,103    1,125,817
 Transfers between Variable Investment Options
   including guaranteed interest account, net........    (50,667)    113,893    (105,508)     (91,393)    (562,901)  (1,031,273)
 Redemptions for contract benefits and terminations..   (176,521)   (109,768)   (664,666)    (304,980)  (1,305,020)    (820,486)
 Contract maintenance charges........................       (632)       (608)       (186)        (104)        (252)        (129)
                                                      ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (59,147)    261,356     192,835    1,157,956     (341,070)    (726,071)
                                                      ----------  ----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS................   (381,738)    657,293    (550,392)   1,897,866     (744,441)    (305,327)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  3,810,635   3,153,342   9,077,062    7,179,196   11,784,451   12,089,778
                                                      ----------  ----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $3,428,897  $3,810,635  $8,526,670   $9,077,062  $11,040,010  $11,784,451
                                                      ==========  ==========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          SEI VP MARKET GROWTH     SEI VP MARKET PLUS    SEI VP MODERATE STRATEGY
                                                             STRATEGY FUND            STRATEGY FUND                FUND
                                                        -----------------------  ----------------------  -----------------------
                                                           2018         2017        2018        2017        2018         2017
                                                        ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   54,898  $    17,911  $   21,347  $    4,916  $   60,657  $    29,217
 Net realized gain (loss)..............................     68,700      (10,543)     23,170      (2,128)    278,901      283,716
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (840,610)     855,140    (386,224)    285,906    (792,852)     405,366
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (717,012)     862,508    (341,707)    288,694    (453,294)     718,299
                                                        ----------  -----------  ----------  ----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    434,334      713,721     920,772     128,935   1,457,558      603,513
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (54,694)  (1,049,779)    207,526     (22,933)    (72,776)  (4,275,157)
 Redemptions for contract benefits and terminations....   (413,908)    (346,379)   (255,184)   (102,686)   (680,607)    (741,139)
 Contract maintenance charges..........................       (181)        (116)        (54)        (24)       (434)        (191)
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    (34,449)    (682,553)    873,060       3,292     703,741   (4,412,974)
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................         --           --           9          --          --           --
                                                        ----------  -----------  ----------  ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................   (751,461)     179,955     531,362     291,986     250,447   (3,694,675)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  7,667,558    7,487,603   2,072,408   1,780,422   8,448,852   12,143,527
                                                        ----------  -----------  ----------  ----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $6,916,097  $ 7,667,558  $2,603,770  $2,072,408  $8,699,299  $ 8,448,852
                                                        ==========  ===========  ==========  ==========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       T. ROWE PRICE EQUITY     TEMPLETON DEVELOPING     TEMPLETON FOREIGN VIP
                                                         INCOME PORTFOLIO         MARKETS VIP FUND                FUND
                                                     -----------------------  ------------------------  -----------------------
                                                         2018        2017         2018         2017         2018        2017
                                                     -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $    73,461  $   28,218  $   (77,047) $   (90,351) $    97,780  $   99,381
 Net realized gain (loss)...........................   1,064,674     772,795      707,594      960,540      (94,940)   (191,307)
 Net change in unrealized appreciation
   (depreciation) of investments....................  (2,351,399)     52,332   (3,232,819)   3,852,321   (1,358,189)  1,278,776
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations..................................  (1,213,264)    853,345   (2,602,272)   4,722,510   (1,355,349)  1,186,850
                                                     -----------  ----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............   3,988,470   2,229,221      852,732    1,209,877      242,393     194,714
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......     679,338     351,348      583,410   (5,998,444)    (249,373)   (607,944)
 Redemptions for contract benefits and terminations.    (437,591)   (272,592)  (1,281,870)    (925,512)    (923,208)   (516,369)
 Contract maintenance charges.......................        (217)        (71)      (1,655)      (1,775)        (855)     (1,014)
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................   4,230,000   2,307,906      152,617   (5,715,854)    (931,043)   (930,613)
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         142          36           --           --           --          --
                                                     -----------  ----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...............   3,016,878   3,161,287   (2,449,655)    (993,344)  (2,286,392)    256,237
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........   7,729,403   4,568,116   14,176,187   15,169,531    8,634,403   8,378,166
                                                     -----------  ----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................. $10,746,281  $7,729,403  $11,726,532  $14,176,187  $ 6,348,011  $8,634,403
                                                     ===========  ==========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                                VANECK
                                                    TEMPLETON GLOBAL BOND VIP     TEMPLETON GROWTH      VIP GLOBAL HARD ASSETS
                                                              FUND                    VIP FUND                   FUND
                                                   --------------------------  ----------------------  ------------------------
                                                       2018          2017         2018        2017         2018         2017
                                                   ------------  ------------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (1,838,662) $ (1,886,206) $    9,998  $    4,886  $  (324,324) $  (362,667)
 Net realized gain (loss).........................   (2,231,393)   (1,451,029)    228,914      63,258     (718,721)  (2,028,807)
 Net change in unrealized appreciation
   (depreciation) of investments..................    4,812,908     4,063,117    (508,348)    229,919   (6,116,674)   1,188,712
                                                   ------------  ------------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................      742,853       725,882    (269,436)    298,063   (7,159,719)  (1,202,762)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    8,842,225    11,730,082       6,060      16,742    1,053,190    1,864,099
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (2,459,985)   (3,965,190)     (8,853)    (46,071)  (1,066,561)  (2,799,810)
 Redemptions for contract benefits and
   terminations...................................  (11,168,893)   (9,099,927)   (307,837)   (175,947)  (2,059,341)  (1,893,136)
 Contract maintenance charges.....................      (14,714)      (15,892)       (194)       (226)      (3,254)      (3,849)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (4,801,367)   (1,350,927)   (310,824)   (205,502)  (2,075,966)  (2,832,696)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   (4,058,514)     (625,045)   (580,260)     92,561   (9,235,685)  (4,035,458)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  134,448,262   135,073,307   1,961,163   1,868,602   26,050,439   30,085,897
                                                   ------------  ------------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $130,389,748  $134,448,262  $1,380,903  $1,961,163  $16,814,754  $26,050,439
                                                   ============  ============  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 VANECK VIP UNCONSTRAINED
                                                                                   EMERGING MARKETS
                                                                                      BOND FUND
                                                                                 -----------------------
                                                                                    2018        2017
                                                                                  ---------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  56,552    $  7,681
 Net realized gain (loss).......................................................    11,926      (6,140)
 Net change in unrealized appreciation (depreciation) of investments............  (141,080)     77,633
                                                                                  ---------    --------

 Net increase (decrease) in net assets resulting from operations................   (72,602)     79,174
                                                                                  ---------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   151,593     128,608
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    30,000      56,698
 Redemptions for contract benefits and terminations.............................   (54,886)    (80,347)
 Contract maintenance charges...................................................       (20)          6
                                                                                  ---------    --------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   126,687     104,965
                                                                                  ---------    --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        58          --
                                                                                  ---------    --------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    54,143     184,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   940,037     755,898
                                                                                  ---------    --------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 994,180    $940,037
                                                                                  =========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES.........................       B         177       (60)     117        57      (17)      40

1290 VT DOUBLELINE DYNAMIC ALLOCATION..................       B          62      (126)     (64)      210     (158)      52

1290 VT DOUBLELINE OPPORTUNISTIC BOND..................       B         615      (265)     350     1,436     (126)   1,310

1290 VT ENERGY.........................................       B         130      (107)      23       161      (95)      66

1290 VT EQUITY INCOME..................................       A          44      (146)    (102)      105     (150)     (45)
1290 VT EQUITY INCOME..................................       B          82      (325)    (243)      156     (194)     (38)

1290 VT GAMCO MERGERS & ACQUISITIONS...................       A          76      (124)     (48)       98     (125)     (27)
1290 VT GAMCO MERGERS & ACQUISITIONS...................       B         133       (42)      91       145      (39)     106

1290 VT GAMCO SMALL COMPANY VALUE......................       A         432      (844)    (412)      831     (672)     159
1290 VT GAMCO SMALL COMPANY VALUE......................       B         897      (251)     646       924     (147)     777

1290 VT HIGH YIELD BOND................................       B         347      (269)      78       351     (176)     175

1290 VT LOW VOLATILITY GLOBAL EQUITY...................       B         102       (25)      77        54      (17)      37

1290 VT MICRO CAP......................................       B           8        --        8        --       --       --

1290 VT MULTI-ALTERNATIVE STRATEGIES...................       B           1        --        1        --       --       --

1290 VT NATURAL RESOURCES..............................       B         181      (122)      59       283     (287)      (4)

1290 VT REAL ESTATE....................................       B         125      (156)     (31)      245     (240)       5

1290 VT SMALL CAP VALUE................................       B          13        --       13        --       --       --

1290 VT SMARTBETA EQUITY...............................       B         112       (21)      91        28       (9)      19

1290 VT SOCIALLY RESPONSIBLE...........................       B         227       (40)     187        43      (24)      19

7TWELVE/TM/ BALANCED PORTFOLIO.........................    CLASS 4      286    (1,136)    (850)      360   (1,177)    (817)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO..............    CLASS B       12       (42)     (30)       12      (46)     (34)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO................    CLASS B       48       (22)      26        57      (18)      39

AB VPS GROWTH AND INCOME PORTFOLIO.....................    CLASS B      491       (57)     434       104      (45)      59

AB VPS INTERNATIONAL GROWTH PORTFOLIO..................    CLASS B       96      (160)     (64)      135     (145)     (10)

AB VPS REAL ESTATE INVESTMENT PORTFOLIO................    CLASS B      119       (82)      37       156      (64)      92

AB VPS SMALL/MID CAP VALUE PORTFOLIO...................    CLASS B      147       (62)      85       101      (34)      67

ALL ASSET GROWTH-ALT 20................................       A          92      (173)     (81)      812     (160)     652
ALL ASSET GROWTH-ALT 20................................       B         142      (150)      (8)    1,315     (162)   1,153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO.......   CLASS III      142      (50)       92      138      (28)      110

AMERICAN CENTURY VP INFLATION PROTECTION FUND..........   CLASS II       253      (63)      190      280      (91)      189

AMERICAN CENTURY VP LARGE COMPANY VALUE................   CLASS II         4      (29)      (25)      12      (20)       (8)

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
 FUND/SM/..............................................    CLASS 4     2,357     (469)    1,888    1,765     (163)    1,602

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......    CLASS 4       353     (876)     (523)     673     (654)       19

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/..............................................    CLASS 4       552     (219)      333      258      (55)      203

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/...............................    CLASS 4       306     (118)      188      232     (121)      111

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/..............................................    CLASS 4       711     (117)      594      417      (55)      362

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/............................    CLASS 4       255      (46)      209      177      (32)      145

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...................................   CLASS P-2       65     (118)      (53)     152      (74)       78

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...    CLASS 4     1,053     (427)      626    1,150     (553)      597

AXA 400 MANAGED VOLATILITY.............................       B          166     (668)     (502)     269     (635)     (366)

AXA 500 MANAGED VOLATILITY.............................       B          333   (1,615)   (1,282)     455   (1,704)   (1,249)

AXA 2000 MANAGED VOLATILITY............................       B          329     (685)     (356)     287     (678)     (391)

AXA AGGRESSIVE ALLOCATION..............................       A           55     (103)      (48)      39     (112)      (73)
AXA AGGRESSIVE ALLOCATION..............................       B          320     (169)      151      374      (90)      284

AXA AGGRESSIVE STRATEGY................................       B       29,016  (18,742)   10,274   37,571   (7,216)   30,355

AXA BALANCED STRATEGY..................................       B       12,875  (26,338)  (13,463)  15,796  (14,972)      824

AXA CONSERVATIVE GROWTH STRATEGY.......................       B        7,526  (17,839)  (10,313)   9,607  (10,180)     (573)

AXA CONSERVATIVE STRATEGY..............................       B       10,641  (20,183)   (9,542)   9,209  (18,252)   (9,043)

AXA GLOBAL EQUITY MANAGED VOLATILITY...................       A           13      (65)      (52)      23      (77)      (54)
AXA GLOBAL EQUITY MANAGED VOLATILITY...................       B           21      (83)      (62)      48      (55)       (7)

AXA GROWTH STRATEGY....................................       B       21,682  (22,835)   (1,153)  29,158  (11,019)   18,139

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............       A           52      (49)        3       70      (72)       (2)
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............       B           84     (138)      (54)      55     (109)      (54)

AXA INTERNATIONAL MANAGED VOLATILITY...................       B          647   (1,450)     (803)     299   (1,983)   (1,684)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............       A            6      (50)      (44)      23      (52)      (29)

AXA LARGE CAP CORE MANAGED VOLATILITY..................       B           17     (103)      (86)      90     (112)      (22)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

AXA LARGE CAP GROWTH MANAGED VOLATILITY................       A            35     (74)      (39)      40      (59)      (19)
AXA LARGE CAP GROWTH MANAGED VOLATILITY................       B            52    (150)      (98)      64     (129)      (65)

AXA LARGE CAP VALUE MANAGED VOLATILITY.................       A            63     (71)       (8)      97      (83)       14
AXA LARGE CAP VALUE MANAGED VOLATILITY.................       B            47    (174)     (127)      61     (138)      (77)

AXA MID CAP VALUE MANAGED VOLATILITY...................       A            42     (30)       12       50      (37)       13
AXA MID CAP VALUE MANAGED VOLATILITY...................       B            19     (94)      (75)      59      (85)      (26)

AXA MODERATE ALLOCATION................................       A           887    (850)       37      666     (865)     (199)
AXA MODERATE ALLOCATION................................       B         1,663    (398)    1,265    1,350     (537)      813

AXA MODERATE GROWTH STRATEGY...........................       B        19,854 (43,671)  (23,817)  25,909  (27,656)   (1,747)

AXA MODERATE-PLUS ALLOCATION...........................       A           137    (306)     (169)      86     (325)     (239)
AXA MODERATE-PLUS ALLOCATION...........................       B           876    (289)      587      751     (309)      442

AXA ULTRA CONSERVATIVE STRATEGY........................       B       105,796  (9,634)   96,162   12,478  (23,334)  (10,856)

AXA/AB DYNAMIC AGGRESSIVE GROWTH.......................       B         8,949     (67)    8,882       --       --        --

AXA/AB DYNAMIC GROWTH..................................       B        12,333  (1,247)   11,086   14,718     (961)   13,757

AXA/AB DYNAMIC MODERATE GROWTH.........................       B        12,169 (30,632)  (18,463)  15,338  (16,648)   (1,310)

AXA/AB SHORT DURATION GOVERNMENT BOND..................       B           169     (51)      118       97      (56)       41

AXA/AB SMALL CAP GROWTH................................       A           249    (359)     (110)     284     (175)      109
AXA/AB SMALL CAP GROWTH................................       B           419    (183)      236      250     (124)      126

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................       B           276    (666)     (390)     157     (768)     (611)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............       A            57    (802)     (745)     785      (53)      732
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............       B            51     (71)      (20)      40      (72)      (32)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........       A             3     (35)      (32)      11      (30)      (19)
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........       B            46    (115)      (69)     101     (115)      (14)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...       A            24     (98)      (74)      45     (115)      (70)
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...       B            24     (78)      (54)      27      (52)      (25)

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION.................       B         8,560    (724)    7,836   12,655     (292)   12,363

AXA/INVESCO STRATEGIC ALLOCATION.......................       B         4,124    (553)    3,571    5,863     (399)    5,464

AXA/JANUS ENTERPRISE...................................       A           234    (235)       (1)     240     (305)      (65)
AXA/JANUS ENTERPRISE...................................       B           272    (174)       98      249     (189)       60

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                           SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

AXA/JPMORGAN STRATEGIC ALLOCATION.........................       B        7,302      (60)   7,242        --       --       --

AXA/LEGG MASON STRATEGIC ALLOCATION.......................       B        4,887     (216)   4,671     5,798     (126)   5,672

AXA/LOOMIS SAYLES GROWTH..................................       A          378     (254)     124       612     (207)     405
AXA/LOOMIS SAYLES GROWTH..................................       B          554     (248)     306       581     (137)     444

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............       A            3      (28)     (25)        5      (25)     (20)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............       B          108     (251)    (143)      108     (213)    (105)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................   CLASS III      993   (1,487)    (494)    1,368   (1,085)     283

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND................   CLASS III      759     (316)     443       194     (172)      22

CHARTER/SM/ AGGRESSIVE GROWTH.............................       B          263     (143)     120       126      (94)      32

CHARTER/SM/ CONSERVATIVE..................................       B          746     (557)     189       672     (652)      20

CHARTER/SM/ GROWTH........................................       B          332      (84)     248       167     (217)     (50)

CHARTER/SM/ MODERATE......................................       B          469     (362)     107     1,060     (362)     698

CHARTER/SM/ MODERATE GROWTH...............................       B          927     (359)     568       421     (422)      (1)

CHARTER/SM/ MULTI-SECTOR BOND.............................       B            8      (36)     (28)       17      (28)     (11)

CHARTER/SM/ SMALL CAP GROWTH..............................       B          249     (304)     (55)      219     (195)      24

CHARTER/SM/ SMALL CAP VALUE...............................       B          400     (237)     163       172     (507)    (335)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..........   CLASS II       337     (503)    (166)      632     (454)     178

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO...............   CLASS II       187      (75)     112       306      (62)     244

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..........   CLASS II       537     (268)     269       552     (175)     377

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................   CLASS II        47      (16)      31        79      (37)      42

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES................. SERVICE CLASS    349     (188)     161       517     (178)     339

DELAWARE VIP(R) EMERGING MARKETS SERIES................... SERVICE CLASS    229      (57)     172       223      (78)     145

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.... SERVICE CLASS    263     (284)     (21)      288     (175)     113

EATON VANCE VT FLOATING-RATE INCOME FUND.................. INITIAL CLASS  2,263     (522)   1,741       911     (213)     698

EQ/AMERICAN CENTURY MID CAP VALUE.........................       B        7,023     (135)   6,888        --       --       --

EQ/BLACKROCK BASIC VALUE EQUITY...........................       A          318     (812)    (494)      440     (624)    (184)
EQ/BLACKROCK BASIC VALUE EQUITY...........................       B          422     (127)     295       441     (186)     255

EQ/CAPITAL GUARDIAN RESEARCH..............................       A           27      (84)     (57)       70      (96)     (26)
EQ/CAPITAL GUARDIAN RESEARCH..............................       B           12      (55)     (43)       50      (61)     (11)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             2018                        2017
                                                  --------------------------  --------------------------
                                                                      NET                         NET
                                                   UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                  ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                    SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                    ------------- ------- -------- ---------- ------- -------- ----------

EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................       A           97      (11)       86        9      (13)      (4)
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................       B           12      (22)      (10)      20      (53)     (33)

EQ/COMMON STOCK INDEX..............       A          271     (173)       98      421     (122)     299
EQ/COMMON STOCK INDEX..............       B          587     (122)      465      348     (139)     209

EQ/CORE BOND INDEX.................       B        2,744   (5,547)   (2,803)   3,944   (3,800)     144

EQ/EMERGING MARKETS EQUITY PLUS....       B          407     (279)      128      456     (265)     191

EQ/EQUITY 500 INDEX................       A        1,201     (985)      216    2,100     (818)   1,282
EQ/EQUITY 500 INDEX................       B        2,260     (500)    1,760    2,278     (390)   1,888

EQ/FIDELITY INSTITUTIONAL AM/SM/
 LARGE CAP.........................       B        8,234     (218)    8,016       --       --       --

EQ/FRANKLIN RISING DIVIDENDS.......       B        5,289     (135)    5,154       --       --       --

EQ/FRANKLIN STRATEGIC INCOME.......       B        4,541     (119)    4,422       --       --       --

EQ/GLOBAL BOND PLUS................       A           47      (88)      (41)      55     (115)     (60)
EQ/GLOBAL BOND PLUS................       B           36     (107)      (71)      45      (50)      (5)

EQ/GOLDMAN SACHS MID CAP VALUE.....       B        1,286      (35)    1,251       --       --       --

EQ/INTERMEDIATE GOVERNMENT BOND....       B        1,555   (2,645)   (1,090)   1,584   (1,758)    (174)

EQ/INTERNATIONAL EQUITY INDEX......       A          460     (404)       56      609     (362)     247
EQ/INTERNATIONAL EQUITY INDEX......       B          576     (465)      111      648     (176)     472

EQ/INVESCO COMSTOCK................       A          612     (188)      424      152     (169)     (17)
EQ/INVESCO COMSTOCK................       B           36     (118)      (82)      64      (92)     (28)

EQ/INVESCO GLOBAL REAL ESTATE......       B        4,742     (151)    4,591       --       --       --

EQ/INVESCO INTERNATIONAL GROWTH....       B        3,604     (113)    3,491       --       --       --

EQ/IVY ENERGY......................       B        3,398     (150)    3,248       --       --       --

EQ/IVY MID CAP GROWTH..............       B        2,395      (49)    2,346       --       --       --

EQ/IVY SCIENCE AND TECHNOLOGY......       B        3,841      (61)    3,780       --       --       --

EQ/JPMORGAN VALUE OPPORTUNITIES....       A           93     (111)      (18)     151     (133)      18
EQ/JPMORGAN VALUE OPPORTUNITIES....       B           73      (78)       (5)     110      (59)      51

EQ/LARGE CAP GROWTH INDEX..........       A          252     (236)       16      447     (174)     273
EQ/LARGE CAP GROWTH INDEX..........       B          530     (224)      306      515     (111)     404

EQ/LARGE CAP VALUE INDEX...........       A          183     (205)      (22)     358     (140)     218

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   2018                        2017
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

EQ/LARGE CAP VALUE INDEX...............................        B           386      (98)      288      388     (116)      272

EQ/LAZARD EMERGING MARKETS EQUITY......................        B         8,039     (208)    7,831       --       --        --

EQ/MFS INTERNATIONAL GROWTH............................        A           570     (211)      359      431     (209)      222
EQ/MFS INTERNATIONAL GROWTH............................        B           517     (197)      320      391     (208)      183

EQ/MFS INTERNATIONAL VALUE.............................        B        13,868     (375)   13,493       --       --        --

EQ/MFS TECHNOLOGY......................................        B         1,144      (76)    1,068       --       --        --

EQ/MFS UTILITIES SERIES................................        B         3,148     (100)    3,048       --       --        --

EQ/MID CAP INDEX.......................................        A           493     (499)       (6)     489     (595)     (106)
EQ/MID CAP INDEX.......................................        B           682     (169)      513      565     (168)      397

EQ/MONEY MARKET........................................        A         5,707   (5,736)      (29)   4,821   (7,476)   (2,655)
EQ/MONEY MARKET........................................        B         9,697   (9,868)     (171)   7,210   (7,560)     (350)

EQ/OPPENHEIMER GLOBAL..................................        A           563     (849)     (286)     926     (296)      630
EQ/OPPENHEIMER GLOBAL..................................        B           614     (177)      437      311     (253)       58

EQ/PIMCO GLOBAL REAL RETURN............................        B           709     (291)      418      983     (309)      674

EQ/PIMCO REAL RETURN...................................        B         4,511     (146)    4,365       --       --        --

EQ/PIMCO TOTAL RETURN..................................        B        14,893     (372)   14,521       --       --        --

EQ/PIMCO ULTRA SHORT BOND..............................        A           856     (563)      293      556     (757)     (201)
EQ/PIMCO ULTRA SHORT BOND..............................        B         1,051     (135)      916      427     (232)      195

EQ/QUALITY BOND PLUS...................................        B           659     (867)     (208)     425     (246)      179

EQ/SMALL COMPANY INDEX.................................        A           496     (255)      241      408     (601)     (193)
EQ/SMALL COMPANY INDEX.................................        B           467     (346)      121      391     (114)      277

EQ/T. ROWE PRICE GROWTH STOCK..........................        A           771     (901)     (130)   1,226     (453)      773
EQ/T. ROWE PRICE GROWTH STOCK..........................        B         1,289     (462)      827    1,010     (426)      584

EQ/T. ROWE PRICE HEALTH SCIENCES.......................        B         5,415     (112)    5,303       --       --        --

EQ/UBS GROWTH & INCOME.................................        B            45     (184)     (139)     102     (165)      (63)

FEDERATED HIGH INCOME BOND FUND II.....................  SERVICE CLASS     639     (453)      186      577     (260)      317

FEDERATED KAUFMANN FUND II.............................  SERVICE CLASS     423      (63)      360      194      (46)      148

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........ SERVICE CLASS 2      4      (19)      (15)      10       (8)        2

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................. SERVICE CLASS 2     --      (36)      (36)      25       (3)       22

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   2018                        2017
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................. SERVICE CLASS 2     21       (5)      16         9      (7)        2

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................. SERVICE CLASS 2     21       (5)      16         5      (8)       (3)

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................. SERVICE CLASS 2      9      (15)      (6)        6     (10)       (4)

FIDELITY(R) VIP MID CAP PORTFOLIO...................... SERVICE CLASS 2    544     (444)     100       731    (363)      368

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............. SERVICE CLASS 2  2,260   (1,035)   1,225     2,274    (682)    1,592

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..........     CLASS I        119      (91)      28       172     (78)       94

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.............................................     CLASS I        632     (647)     (15)    1,048    (474)      574

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND............     CLASS 2        935     (153)     782       221    (188)       33

FRANKLIN INCOME VIP FUND...............................     CLASS 2        791     (730)      61     1,052    (715)      337

FRANKLIN MUTUAL SHARES VIP FUND........................     CLASS 2         66     (176)    (110)      135    (116)       19

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND....  COMMON SHARES      90      (66)      24        81     (50)       31

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND.............  COMMON SHARES       2       (4)      (2)        4     (26)      (22)

HARTFORD CAPITAL APPRECIATION HLS FUND.................       IC           229     (170)      59       334    (128)      206

HARTFORD GROWTH OPPORTUNITIES HLS FUND.................       IC           515     (304)     211       410    (311)       99

INVESCO V.I. AMERICAN FRANCHISE FUND...................    SERIES II         5       (3)       2         3      (6)       (3)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.............    SERIES II       191     (199)      (8)      276    (196)       80

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................    SERIES II       219     (717)    (498)      647    (422)      225

INVESCO V.I. EQUITY AND INCOME FUND....................    SERIES II       255      (80)     175       448     (47)      401

INVESCO V.I. HEALTH CARE FUND..........................    SERIES II       165      (63)     102        99     (45)       54

INVESCO V.I. HIGH YIELD FUND...........................    SERIES II     1,102   (1,138)     (36)      725    (642)       83

INVESCO V.I. MID CAP CORE EQUITY FUND..................    SERIES II        49      (67)     (18)       70     (88)      (18)

INVESCO V.I. SMALL CAP EQUITY FUND.....................    SERIES II       231      (87)     144       206    (106)      100

IVY VIP ASSET STRATEGY.................................    CLASS II        229     (355)    (126)      200    (596)     (396)

IVY VIP GLOBAL EQUITY INCOME...........................    CLASS II         26     (114)     (88)       45    (120)      (75)

IVY VIP HIGH INCOME....................................    CLASS II        528     (911)    (383)      858    (645)      213

IVY VIP NATURAL RESOURCES..............................    CLASS II        133     (298)    (165)      191    (271)      (80)

IVY VIP SMALL CAP GROWTH...............................    CLASS II        954     (557)     397       163    (166)       (3)

JANUS HENDERSON BALANCED PORTFOLIO..................... SERVICE SHARES   2,785     (402)   2,383     1,439    (286)    1,153

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO................ SERVICE SHARES     475     (579)    (104)      843    (292)      551

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                          -------------- ------- -------- ---------- ------- -------- ----------

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO............ SERVICE SHARES    190     (127)       63      189     (66)      123

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO.....    CLASS 2        573     (220)      353      471     (90)      381

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO........    CLASS 2        651     (157)      494      531    (122)      409

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO......   VC SHARES     2,232   (1,040)    1,192    2,232    (667)    1,565

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.......   VC SHARES         7      (39)      (32)      11     (33)      (22)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO   VC SHARES        12      (50)      (38)      48     (71)      (23)

MFS(R) INVESTORS TRUST SERIES............................ SERVICE CLASS     126     (116)       10      158     (84)       74

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.... SERVICE CLASS      54     (103)      (49)     124     (86)       38

MFS(R) RESEARCH SERIES................................... SERVICE CLASS      51      (18)       33       54     (32)       22

MFS(R) VALUE SERIES...................................... SERVICE CLASS     593     (197)      396      753    (140)      613

MULTIMANAGER AGGRESSIVE EQUITY...........................       B           108     (108)       --       61    (101)      (40)

MULTIMANAGER CORE BOND...................................       B           803   (1,810)   (1,007)   1,231    (480)      751

MULTIMANAGER MID CAP GROWTH..............................       B           686     (297)      389      135    (137)       (2)

MULTIMANAGER MID CAP VALUE...............................       B           301     (346)      (45)      77    (422)     (345)

MULTIMANAGER TECHNOLOGY..................................       B         1,075     (485)      590      714    (238)      476

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO..........    CLASS S         85      (70)       15      102     (68)       34

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...............................................    CLASS S         75      (25)       50       65     (32)       33

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......... ADVISOR CLASS     518     (348)      170      367    (499)     (132)

PIMCO EMERGING MARKETS BOND PORTFOLIO.................... ADVISOR CLASS     131     (273)     (142)     251    (247)        4

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)..... ADVISOR CLASS     161      (67)       94      173     (20)      153

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.... ADVISOR CLASS      38      (30)        8       33     (26)        7

PIMCO INCOME PORTFOLIO................................... ADVISOR CLASS      41       --        41       --      --        --

PROFUND VP BEAR.......................................... COMMON SHARES     574     (543)       31       27     (49)      (22)

PROFUND VP BIOTECHNOLOGY................................. COMMON SHARES      95     (217)     (122)     143    (261)     (118)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                           SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

PUTNAM VT DIVERSIFIED INCOME FUND.........................    CLASS B     1,456     (572)     884       330     (108)     222

PUTNAM VT GLOBAL ASSET ALLOCATION FUND....................    CLASS B       109      (89)      20       168       (7)     161

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND................    CLASS B        82      (76)       6        73      (39)      34

PUTNAM VT RESEARCH FUND...................................    CLASS B        61       (4)      57        30       (5)      25

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO........   CLASS II        19      (27)      (8)       66      (40)      26

SEI VP BALANCED STRATEGY FUND.............................   CLASS III       98      (80)      18       232     (127)     105

SEI VP CONSERVATIVE STRATEGY FUND.........................   CLASS III      228     (259)     (31)      306     (377)     (71)

SEI VP MARKET GROWTH STRATEGY FUND........................   CLASS III       51      (55)      (4)       72     (133)     (61)

SEI VP MARKET PLUS STRATEGY FUND..........................   CLASS III      101      (28)      73        14      (14)      --

SEI VP MODERATE STRATEGY FUND.............................   CLASS III      148      (83)      65        92     (505)    (413)

T. ROWE PRICE EQUITY INCOME PORTFOLIO.....................   CLASS II       406      (59)     347       240      (41)     199

TEMPLETON DEVELOPING MARKETS VIP FUND.....................    CLASS 2       233     (238)      (5)      532   (1,097)    (565)

TEMPLETON FOREIGN VIP FUND................................    CLASS 2        52     (131)     (79)       61     (138)     (77)

TEMPLETON GLOBAL BOND VIP FUND............................    CLASS 2     1,186   (1,501)    (315)    1,289   (1,297)      (8)

TEMPLETON GROWTH VIP FUND.................................    CLASS 2         4      (23)     (19)        2      (16)     (14)

VANECK VIP GLOBAL HARD ASSETS FUND........................    CLASS S       386     (644)    (258)      565     (932)    (367)

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....... INITIAL CLASS     32      (18)      14        31      (22)       9

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc., ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open- ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. American Franchise Fund
  .   Invesco V.I. Balanced-Risk Allocation Fund
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Equity and Income Fund
  .   Invesco V.I. Health Care Fund/(1)/
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
  .   AB VPS Balanced Wealth Strategy Portfolio
  .   AB VPS Global Thematic Growth Portfolio
  .   AB VPS Growth and Income Portfolio
  .   AB VPS International Growth Portfolio
  .   AB VPS Real Estate Investment Portfolio
  .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
  .   ALPS I Red Rocks Listed Private Equity Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Inflation Protection Fund
  .   American Century VP Large Company Value

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) Bond Fund/SM/
  .   American Funds Insurance Series(R) Global Growth Fund/SM/
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) Growth-Income Fund/SM/
  .   American Funds Insurance Series(R) International Growth and Income
      Fund/SM/
  .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Aggressive Growth
  .   Charter/SM/ Conservative
  .   Charter/SM/ Growth
  .   Charter/SM/ Moderate
  .   Charter/SM/ Moderate Growth
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Large Cap Focus Growth V.I. Fund

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
  .   Delaware VIP(R) Diversified Income Series
  .   Delaware VIP(R) Emerging Markets Series
  .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
  .   Eaton Vance VT Floating-Rate Income Fund

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)


     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Energy
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Multi-Alternative Strategies
  .   1290 VT Natural Resources
  .   1290 VT Real Estate
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Aggressive Strategy
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA Ultra Conservative Strategy
  .   AXA/AB Dynamic Aggressive Growth
  .   AXA/AB Dynamic Growth
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Goldman Sachs Strategic Allocation
  .   AXA/Invesco Strategic Allocation
  .   AXA/Janus Enterprise
  .   AXA/JPMorgan Strategic Allocation
  .   AXA/Legg Mason Strategic Allocation
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Franklin Strategic Income
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/Ivy Science and Technology
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Real Return
  .   EQ/PIMCO Total Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/T. Rowe Price Health Sciences
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FEDERATED INSURANCE SERIES
  .   Federated High Income Bond Fund II
  .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Freedom 2015 Portfolio
  .   Fidelity(R) VIP Freedom 2020 Portfolio
  .   Fidelity(R) VIP Freedom 2025 Portfolio
  .   Fidelity(R) VIP Freedom 2030 Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Strategic Income Portfolio

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)


     FIRST TRUST VARIABLE INSURANCE TRUST
  .   First Trust Multi Income Allocation Portfolio
  .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Founding Funds Allocation VIP Fund
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Foreign VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GUGGENHEIM VARIABLE INSURANCE FUNDS
  .   Guggenheim VIF Global Managed Futures Strategy Fund
  .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
  .   Hartford Capital Appreciation HLS Fund
  .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Asset Strategy
  .   Ivy VIP Global Equity Income/(3)/
  .   Ivy VIP High Income
  .   Ivy VIP Natural Resources
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson Balanced Portfolio
  .   Janus Henderson Flexible Bond Portfolio
  .   Janus Henderson U.S. Low Volatility Portfolio

     JPMORGAN INSURANCE TRUST
  .   JPMorgan Insurance Trust Global Allocation Portfolio
  .   JPMorgan Insurance Trust Income Builder Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   ClearBridge Variable Aggressive Growth Portfolio
  .   ClearBridge Variable Appreciation Portfolio
  .   ClearBridge Variable Dividend Strategy Portfolio
  .   ClearBridge Variable Mid Cap Portfolio
  .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
  .   Lord Abbett Series Fund -- Bond Debenture Portfolio
  .   Lord Abbett Series Fund -- Classic Stock Portfolio
  .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Research Series
  .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  .   Neuberger Berman International Equity Portfolio
  .   Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

     NORTHERN LIGHTS VARIABLE TRUST
  .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Emerging Markets Bond Portfolio
  .   PIMCO Global Bond Opportunities Portfolio (Unhedged)/(4)/
  .   PIMCO Global Multi-Asset Managed Allocation Portfolio
  .   PIMCO Income Portfolio

     PROFUNDS VP
  .   ProFund VP Bear
  .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
  .   Putnam VT Diversified Income Fund
  .   Putnam VT Global Asset Allocation Fund
  .   Putnam VT Multi-Asset Absolute Return Fund/(5)/
  .   Putnam VT Research Fund

     SEI INSURANCE PRODUCTS TRUST
  .   SEI VP Balanced Strategy Fund
  .   SEI VP Conservative Strategy Fund
  .   SEI VP Market Growth Strategy Fund
  .   SEI VP Market Plus Strategy Fund
  .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund

   (1)Formerly known as Invesco V.I. Global Healthcare Fund.
   (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.
   (3)Formerly known as Ivy VIP Dividend Opportunities.

   (4)Formerly known as PIMCO Global Bond Portfolio (Unhedged).
   (5)Formerly known as Putnam VT Absolute Return 500.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)



   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                                        PURCHASES     SALES
                                                                       ----------- -----------
1290 VT Convertible Securities........................................ $ 2,811,177 $   795,380
1290 VT DoubleLine Dynamic Allocation.................................   1,376,858   1,718,955
1290 VT DoubleLine Opportunistic Bond.................................   6,985,217   2,971,324
1290 VT Energy........................................................   1,068,725     840,075
1290 VT Equity Income.................................................  10,784,571   6,362,331
1290 VT GAMCO Mergers & Acquisitions..................................   3,307,178   2,442,512
1290 VT GAMCO Small Company Value.....................................  38,039,049  30,354,908
1290 VT High Yield Bond...............................................   4,678,473   3,247,979
1290 VT Low Volatility Global Equity..................................   1,310,044     358,856

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                                               PURCHASES       SALES
                                                                             -------------- ------------
1290 VT Micro Cap........................................................... $       76,018 $      1,325
1290 VT Multi-Alternative Strategies........................................         14,471           12
1290 VT Natural Resources...................................................      1,850,170    1,216,259
1290 VT Real Estate.........................................................      1,888,810    1,995,275
1290 VT Small Cap Value.....................................................        123,871          130
1290 VT SmartBeta Equity....................................................      2,205,139      307,803
1290 VT Socially Responsible................................................      3,202,739      756,790
7Twelve/TM/ Balanced Portfolio..............................................      3,398,630   13,475,583
AB VPS Balanced Wealth Strategy Portfolio...................................        681,307      774,283
AB VPS Global Thematic Growth Portfolio.....................................        597,142      295,163
AB VPS Growth and Income Portfolio..........................................      7,179,689      825,011
AB VPS International Growth Portfolio.......................................      1,292,617    2,150,476
AB VPS Real Estate Investment Portfolio.....................................      1,644,582      982,811
AB VPS Small/Mid Cap Value Portfolio........................................      2,177,075      849,890
All Asset Growth-Alt 20.....................................................      5,253,601    4,993,261
ALPS | Red Rocks Listed Private Equity Portfolio............................      1,985,937      651,196
American Century VP Inflation Protection Fund...............................      2,704,537      715,590
American Century VP Large Company Value.....................................        254,115      639,209
American Funds Insurance Series(R) Asset Allocation Fund/SM/................     33,505,611    6,737,782
American Funds Insurance Series(R) Bond Fund/SM/............................      4,382,234    9,216,076
American Funds Insurance Series(R) Global Growth Fund/SM/...................      8,175,240    2,999,395
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....      5,002,583    1,937,745
American Funds Insurance Series(R) Growth-Income Fund/SM/...................     11,218,704    1,924,509
American Funds Insurance Series(R) International Growth and Income Fund/SM/.      2,877,302      575,459
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...      1,251,029    1,712,304
American Funds Insurance Series(R) New World Fund(R)........................     14,093,735    5,684,139
AXA 400 Managed Volatility..................................................      9,028,805   15,896,853
AXA 500 Managed Volatility..................................................     12,125,415   39,070,398
AXA 2000 Managed Volatility.................................................     11,371,111   16,773,721
AXA Aggressive Allocation...................................................      6,981,053    4,350,592
AXA Aggressive Strategy.....................................................    574,234,490  341,313,856
AXA Balanced Strategy.......................................................    284,005,590  421,324,093
AXA Conservative Growth Strategy............................................    144,339,993  258,350,833
AXA Conservative Strategy...................................................    142,423,797  240,862,101
AXA Global Equity Managed Volatility........................................      2,207,194    3,765,131
AXA Growth Strategy.........................................................    499,832,813  442,062,304
AXA International Core Managed Volatility...................................      2,183,142    2,884,295
AXA International Managed Volatility........................................      9,902,885   19,087,871
AXA International Value Managed Volatility..................................        116,496      639,965
AXA Large Cap Core Managed Volatility.......................................      1,223,384    2,513,548
AXA Large Cap Growth Managed Volatility.....................................      4,693,826    6,891,595
AXA Large Cap Value Managed Volatility......................................      3,951,688    5,363,658
AXA Mid Cap Value Managed Volatility........................................      3,001,118    3,432,817
AXA Moderate Allocation.....................................................     39,897,464   18,670,743
AXA Moderate Growth Strategy................................................    533,684,663  768,718,037
AXA Moderate-Plus Allocation................................................     16,387,016    9,131,829
AXA Ultra Conservative Strategy.............................................  1,051,823,845   99,828,725
AXA/AB Dynamic Aggressive Growth............................................     91,491,550    1,154,217
AXA/AB Dynamic Growth.......................................................    144,079,029   21,705,709
AXA/AB Dynamic Moderate Growth..............................................    215,538,337  431,091,509
AXA/AB Short Duration Government Bond.......................................      1,646,636      511,157
AXA/AB Small Cap Growth.....................................................     25,953,032   16,783,130
AXA/ClearBridge Large Cap Growth............................................     10,112,452   14,850,000

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                                            PURCHASES      SALES
                                                                           ------------ -----------
AXA/Franklin Balanced Managed Volatility.................................. $  3,119,800 $13,420,998
AXA/Franklin Small Cap Value Managed Volatility...........................    2,167,543   2,953,275
AXA/Franklin Templeton Allocation Managed Volatility......................    3,447,784   2,847,343
AXA/Goldman Sachs Strategic Allocation....................................   97,210,514  14,579,115
AXA/Invesco Strategic Allocation..........................................   45,906,643   9,142,895
AXA/Janus Enterprise......................................................   11,387,935   9,259,008
AXA/JPMorgan Strategic Allocation.........................................   74,148,099   1,005,098
AXA/Legg Mason Strategic Allocation.......................................   57,949,908   4,493,613
AXA/Loomis Sayles Growth .................................................   27,336,429  12,325,417
AXA/Templeton Global Equity Managed Volatility............................    3,506,701   3,895,780
BlackRock Global Allocation V.I. Fund.....................................   18,189,404  20,296,961
BlackRock Large Cap Focus Growth V.I. Fund................................   29,290,244   9,999,003
Charter/SM/ Aggressive Growth.............................................    3,198,961   1,695,718
Charter/SM/ Conservative..................................................    8,835,558   6,318,353
Charter/SM/ Growth........................................................    4,222,176   1,117,045
Charter/SM/ Moderate......................................................    6,186,176   4,388,136
Charter/SM/ Moderate Growth...............................................   11,108,966   4,332,853
Charter/SM/ Multi-Sector Bond.............................................      156,083     468,094
Charter/SM/ Small Cap Growth..............................................    4,064,469   3,528,156
Charter/SM/ Small Cap Value...............................................    9,050,235   5,571,632
ClearBridge Variable Aggressive Growth Portfolio..........................    7,561,666   6,685,541
ClearBridge Variable Appreciation Portfolio...............................    3,190,639   1,164,489
ClearBridge Variable Dividend Strategy Portfolio..........................    9,155,846   3,949,034
ClearBridge Variable Mid Cap Portfolio....................................      636,959     255,554
Delaware VIP(R) Diversified Income Series.................................    4,048,765   2,128,659
Delaware VIP(R) Emerging Markets Series...................................    2,731,598     675,042
Delaware VIP(R) Limited-Term Diversified Income Series....................    2,846,979   2,939,658
Eaton Vance VT Floating-Rate Income Fund..................................   25,850,738   6,111,809
EQ/American Century Mid Cap Value.........................................  143,811,202   3,123,438
EQ/BlackRock Basic Value Equity...........................................   25,689,018  20,692,082
EQ/Capital Guardian Research..............................................    3,302,997   4,074,149
EQ/ClearBridge Select Equity Managed Volatility...........................    3,071,964     621,343
EQ/Common Stock Index.....................................................   18,663,067   6,980,985
EQ/Core Bond Index........................................................   33,846,948  62,648,242
EQ/Emerging Markets Equity PLUS...........................................    4,357,323   2,860,611
EQ/Equity 500 Index.......................................................   75,144,589  37,028,463
EQ/Fidelity Institutional AM/SM/ Large Cap................................  175,809,025   4,927,467
EQ/Franklin Rising Dividends..............................................   84,089,620   2,357,898
EQ/Franklin Strategic Income..............................................   59,494,085   1,698,662
EQ/Global Bond PLUS.......................................................      992,180   2,174,643
EQ/Goldman Sachs Mid Cap Value............................................   27,551,443     803,846
EQ/Intermediate Government Bond...........................................   16,805,744  28,191,198
EQ/International Equity Index.............................................   13,256,939  10,764,135
EQ/Invesco Comstock.......................................................   17,826,579   7,364,294
EQ/Invesco Global Real Estate.............................................   70,168,186   2,447,662
EQ/Invesco International Growth...........................................   45,892,862   1,512,394
EQ/Ivy Energy.............................................................   32,801,731   1,205,262
EQ/Ivy Mid Cap Growth.....................................................   63,841,470   1,412,158
EQ/Ivy Science and Technology.............................................   90,688,115   1,708,043
EQ/JPMorgan Value Opportunities...........................................    5,661,830   4,959,414
EQ/Large Cap Growth Index.................................................   20,279,208  11,242,926
EQ/Large Cap Value Index..................................................   11,710,112   6,492,724
EQ/Lazard Emerging Markets Equity.........................................   83,082,334   2,400,239
EQ/MFS International Growth...............................................   21,360,316   7,083,166

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                               PURCHASES      SALES
                                                              ------------ ------------
EQ/MFS International Value................................... $228,177,028 $  6,845,868
EQ/MFS Technology............................................   39,607,432    2,550,160
EQ/MFS Utilities Series......................................   53,895,983    1,669,915
EQ/Mid Cap Index.............................................   30,066,655   17,016,528
EQ/Money Market..............................................  146,600,448  148,847,789
EQ/Oppenheimer Global........................................   22,430,950   22,002,625
EQ/PIMCO Global Real Return..................................    8,062,534    3,355,388
EQ/PIMCO Real Return.........................................   50,397,544    1,771,974
EQ/PIMCO Total Return........................................  169,064,471    4,743,375
EQ/PIMCO Ultra Short Bond....................................   19,420,609    7,132,364
EQ/Quality Bond PLUS.........................................    9,279,432   11,205,916
EQ/Small Company Index.......................................   25,998,872   12,100,123
EQ/T. Rowe Price Growth Stock................................   60,712,615   38,721,133
EQ/T. Rowe Price Health Sciences.............................  165,389,979    3,845,479
EQ/UBS Growth & Income.......................................    1,067,105    1,509,933
Federated High Income Bond Fund II...........................    8,696,635    5,328,136
Federated Kaufmann Fund II...................................    7,040,298    1,133,766
Fidelity(R) VIP Asset Manager: Growth Portfolio..............      119,345      340,915
Fidelity(R) VIP Freedom 2015 Portfolio.......................       30,614      528,256
Fidelity(R) VIP Freedom 2020 Portfolio.......................      361,164       85,840
Fidelity(R) VIP Freedom 2025 Portfolio.......................      370,251       91,515
Fidelity(R) VIP Freedom 2030 Portfolio.......................      167,677      257,743
Fidelity(R) VIP Mid Cap Portfolio............................   16,868,660   10,461,680
Fidelity(R) VIP Strategic Income Portfolio...................   31,257,485   14,454,401
First Trust Multi Income Allocation Portfolio................    1,380,303    1,033,037
First Trust/Dow Jones Dividend & Income Allocation Portfolio.    9,686,615    9,783,993
Franklin Founding Funds Allocation VIP Fund..................   14,237,497    2,586,497
Franklin Income VIP Fund.....................................   14,490,429   11,564,637
Franklin Mutual Shares VIP Fund..............................    1,675,011    3,141,542
Guggenheim VIF Global Managed Futures Strategy Fund..........      765,950      599,038
Guggenheim VIF Multi-Hedge Strategies Fund...................       20,918       52,639
Hartford Capital Appreciation HLS Fund.......................    4,895,552    2,385,266
Hartford Growth Opportunities HLS Fund.......................   13,189,201    5,304,984
Invesco V.I. American Franchise Fund.........................      175,107       94,777
Invesco V.I. Balanced-Risk Allocation Fund...................    3,190,481    2,338,940
Invesco V.I. Diversified Dividend Fund.......................    8,391,986   15,361,788
Invesco V.I. Equity and Income Fund..........................    4,055,060    1,153,744
Invesco V.I. Health Care Fund................................    2,464,309      778,938
Invesco V.I. High Yield Fund.................................   14,939,236   13,937,810
Invesco V.I. Mid Cap Core Equity Fund........................    2,674,903    1,367,268
Invesco V.I. Small Cap Equity Fund...........................    5,069,396    2,015,798
Ivy VIP Asset Strategy.......................................    4,692,805    4,759,045
Ivy VIP Global Equity Income.................................    1,907,252    2,377,634
Ivy VIP High Income..........................................   17,502,861   17,591,345
Ivy VIP Natural Resources....................................    1,042,370    2,375,082
Ivy VIP Small Cap Growth.....................................   21,442,555    9,812,371
Janus Henderson Balanced Portfolio...........................   38,786,145    6,078,522
Janus Henderson Flexible Bond Portfolio......................    5,518,247    6,230,533
Janus Henderson U.S. Low Volatility Portfolio................    2,913,213    1,896,763
JPMorgan Insurance Trust Global Allocation Portfolio.........    6,762,233    2,783,827
JPMorgan Insurance Trust Income Builder Portfolio............    7,327,003    1,974,064
Lord Abbett Series Fund -- Bond Debenture Portfolio..........   36,613,087   15,406,466
Lord Abbett Series Fund -- Classic Stock Portfolio...........      807,354      738,021
Lord Abbett Series Fund -- Growth Opportunities Portfolio....    1,178,661      936,136

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                                 PURCHASES     SALES
                                                                ----------- -----------
MFS(R) Investors Trust Series.................................. $ 2,597,415 $ 2,523,438
MFS(R) Massachusetts Investors Growth Stock Portfolio..........   2,278,252   2,773,519
MFS(R) Research Series.........................................     990,892     296,720
MFS(R) Value Series............................................   9,882,258   2,882,208
Multimanager Aggressive Equity.................................   6,103,885   4,556,119
Multimanager Core Bond.........................................  13,991,295  26,056,138
Multimanager Mid Cap Growth....................................  20,719,188   7,905,298
Multimanager Mid Cap Value.....................................   8,140,185   8,379,908
Multimanager Technology........................................  25,983,138  11,391,841
Neuberger Berman International Equity Portfolio................     933,442     813,241
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio.     786,787     267,241
PIMCO CommodityRealReturn(R) Strategy Portfolio................   3,933,121   2,557,602
PIMCO Emerging Markets Bond Portfolio..........................   2,347,821   3,864,766
PIMCO Global Bond Opportunities Portfolio (Unhedged)...........   1,945,840     718,474
PIMCO Global Multi-Asset Managed Allocation Portfolio..........     574,849     364,764
PIMCO Income Portfolio.........................................     415,075         338
ProFund VP Bear................................................   1,277,829   1,206,085
ProFund VP Biotechnology.......................................   3,292,296   7,919,411
Putnam VT Diversified Income Fund..............................  15,636,149   6,111,764
Putnam VT Global Asset Allocation Fund.........................   1,680,674   1,082,589
Putnam VT Multi-Asset Absolute Return Fund.....................     917,592     789,299
Putnam VT Research Fund........................................     801,121      65,872
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.............     267,514     318,076
SEI VP Balanced Strategy Fund..................................   1,372,767     996,931
SEI VP Conservative Strategy Fund..............................   2,711,507   2,851,762
SEI VP Market Growth Strategy Fund.............................     782,553     703,439
SEI VP Market Plus Strategy Fund...............................   1,254,449     360,042
SEI VP Moderate Strategy Fund..................................   2,034,951   1,011,068
T. Rowe Price Equity Income Portfolio..........................   6,224,025     894,520
Templeton Developing Markets VIP Fund..........................   3,002,915   2,927,345
Templeton Foreign VIP Fund.....................................     882,519   1,715,782
Templeton Global Bond VIP Fund.................................  12,961,778  19,601,807
Templeton Growth VIP Fund......................................     246,312     402,154
VanEck VIP Global Hard Assets Fund.............................   2,955,265   5,355,555
VanEck VIP Unconstrained Emerging Markets Bond Fund............     377,867     194,525

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)

   and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.65% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, 1290 VT Natural Resources, 1290 VT Real Estate, AXA/AB Dynamic Aggressive Growth, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/ Mid Cap Index and EQ/Small Company Index as well as a portion of AXA Large Cap Value Managed Volatility, EQ/ Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND EQ/AMERICAN CENTURY MID
                                                                       CAP VALUE
------------------------------------------------------------------------------------------------
Share Class                     CLASS II                               CLASS B
Shares                             6,838,886                              6,838,886
Net Asset Value                 $      20.52                           $      20.52
Net Assets Before Substitution  $140,333,940                           $         --
Net Assets After Substitution   $         --                           $140,333,940
Realized Gain                   $  3,692,050
------------------------------------------------------------------------------------------------

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS 2                         CLASS B
Shares                             4,994,898                               4,994,898
Net Asset Value                 $      34.69                            $      34.69
Net Assets Before Substitution  $173,273,002                            $         --
Net Assets After Substitution   $         --                            $173,273,002
Realized Gain                   $  8,747,063
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FRANKLIN RISING DIVIDENDS VIP FUND      EQ/FRANKLIN RISING DIVIDENDS
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS 2                                 CLASS B
Shares                             2,997,007                               2,997,007
Net Asset Value                 $      27.02                            $      27.02
Net Assets Before Substitution  $ 80,974,037                            $         --
Net Assets After Substitution   $         --                            $ 80,974,037
Realized Gain                   $  2,872,247
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FRANKLIN STRATEGIC INCOME VIP FUND      EQ/FRANKLIN STRATEGIC INCOME
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS 2                                 CLASS B
Shares                             5,548,464                               5,548,464
Net Asset Value                 $      10.42                            $      10.42
Net Assets Before Substitution  $ 57,824,432                            $         --
Net Assets After Substitution   $         --                            $ 57,824,432
Realized Loss                   $ (3,259,661)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                          CLASS B
Shares                             1,631,102                               1,631,102
Net Asset Value                 $      16.69                            $      16.69
Net Assets Before Substitution  $ 27,223,099                            $         --
Net Assets After Substitution   $         --                            $ 27,223,099
Realized Loss                   $   (385,131)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL REAL ESTATE FUND    EQ/INVESCO GLOBAL REAL ESTATE
----------------------------------------------------------------------------------------------------------
Share Class                     SERIES II                               CLASS B
Shares                             4,550,998                               4,550,998
Net Asset Value                 $      15.23                            $      15.23
Net Assets Before Substitution  $ 69,311,696                            $         --
Net Assets After Substitution   $         --                            $ 69,311,696
Realized Loss                   $ (4,069,876)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. INTERNATIONAL GROWTH FUND  EQ/INVESCO INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------
Share Class                     SERIES II                               CLASS B
Shares                             1,313,147                               1,313,147
Net Asset Value                 $      34.38                            $      34.38
Net Assets Before Substitution  $ 45,145,982                            $         --
Net Assets After Substitution   $         --                            $ 45,145,982
Realized Gain                   $     21,414
----------------------------------------------------------------------------------------------------------

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                       EQ/IVY ENERGY
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                5,503,081                           5,503,081
Net Asset Value                 $          5.72                      $         5.72
Net Assets Before Substitution  $    31,473,771                      $           --
Net Assets After Substitution   $            --                      $   31,473,771
Realized Loss                   $    (1,152,224)
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP MID CAP GROWTH               EQ/IVY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                5,161,590                           5,161,590
Net Asset Value                 $         12.14                      $        12.14
Net Assets Before Substitution  $    62,672,021                      $           --
Net Assets After Substitution   $            --                      $   62,672,021
Realized Gain                   $     8,759,129
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP SCIENCE AND TECHNOLOGY       EQ/IVY SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                3,065,415                           3,065,415
Net Asset Value                 $         28.96                      $        28.96
Net Assets Before Substitution  $    88,786,081                      $           --
Net Assets After Substitution   $            --                      $   88,786,081
Realized Gain                   $    12,947,250
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT EMERGING           EQ/LAZARD EMERGING MARKETS
                                MARKETS EQUITY PORTFOLIO             EQUITY
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                       CLASS B
Shares                                4,204,821                           4,204,821
Net Asset Value                 $         19.44                      $        19.44
Net Assets Before Substitution  $    81,741,720                      $           --
Net Assets After Substitution   $            --                      $   81,741,720
Realized Loss                   $    (4,550,394)
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                        CLASS B
Shares                                8,724,199                           8,724,199
Net Asset Value                 $         25.69                      $        25.69
Net Assets Before Substitution  $   224,124,665                      $           --
Net Assets After Substitution   $            --                      $  224,124,665
Realized Gain                   $    21,786,071
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO          EQ/MFS TECHNOLOGY
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                        CLASS B
Shares                                2,094,304                           2,094,304
Net Asset Value                 $         18.36                      $        18.36
Net Assets Before Substitution  $    38,451,421                      $           --
Net Assets After Substitution   $            --                      $   38,451,421
Realized Gain                   $     8,713,486
----------------------------------------------------------------------------------------------------

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                 EQ/MFS UTILITIES SERIES
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                           CLASS B
Shares                             1,748,362                               1,748,362
Net Asset Value                 $      29.84                            $      29.84
Net Assets Before Substitution  $ 52,171,124                            $         --
Net Assets After Substitution   $         --                            $ 52,171,124
Realized Gain                   $    522,808
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               PIMCO REAL RETURN PORTFOLIO             EQ/PIMCO REAL RETURN
----------------------------------------------------------------------------------------------------------
Share Class                     ADVISOR CLASS                           CLASS B
Shares                             4,166,705                               4,166,705
Net Asset Value                 $      11.87                            $      11.87
Net Assets Before Substitution  $ 49,458,788                            $         --
Net Assets After Substitution   $         --                            $ 49,458,788
Realized Loss                   $ (4,467,041)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               PIMCO TOTAL RETURN PORTFOLIO            EQ/PIMCO TOTAL RETURN
----------------------------------------------------------------------------------------------------------
Share Class                     ADVISOR CLASS                           CLASS B
Shares                            15,637,293                              15,637,293
Net Asset Value                 $      10.51                            $      10.51
Net Assets Before Substitution  $164,347,948                            $         --
Net Assets After Substitution   $         --                            $164,347,948
Realized Loss                   $ (7,416,081)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               T. ROWE PRICE HEALTH SCIENCES PORTFOLIO EQ/T. ROWE PRICE HEALTH SCIENCES
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS II                                CLASS B
Shares                             3,554,308                               3,554,308
Net Asset Value                 $      45.62                            $      45.62
Net Assets Before Substitution  $162,147,540                            $         --
Net Assets After Substitution   $         --                            $162,147,540
Realized Gain                   $ 26,248,550
----------------------------------------------------------------------------------------------------------

   In November 2018, pursuant to a Plan of Reorganization, as approved by Board of Trustees of Ivy Variable Insurance Portfolios, Ivy VIP Small Cap Growth (the "Surviving Portfolio") acquired the net assets of Ivy VIP Micro Cap Growth (the "Removed Portfolio"). Correspondingly, the Variable Investment Option that invested in the Removed Portfolio was replaced with the Variable Investment Option that invests in the Surviving Portfolio.

-----------------------------------------------------------------------------
                          REMOVED PORTFOLIO        SURVIVING PORTFOLIO
-----------------------------------------------------------------------------
 NOVEMBER 2, 2018         IVY VIP MICRO CAP GROWTH IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------
Share Class               CLASS II                 CLASS II
Shares                       169,795                  496,967
Net Asset Value           $    25.63               $     8.76
Net Assets Before Merger  $4,352,211               $       --
Net Assets After Merger   $       --               $4,352,211
Unrealized Gain           $  622,162
-----------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (each a "Surviving Portfolio" and together, the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (each a "Removed Portfolio" and together, the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios. For accounting purposes, these reorganizations were treated as a merger.

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)


-------------------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                                SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTEREST RATE STRATEGIES CHARTER/SM/ 1290 VT DOUBLELINE OPPORTUNISTIC
                          INCOME STRATEGIES                                BOND
-------------------------------------------------------------------------------------------------------------
                          CHARTER/SM/ INTEREST RATE STRATEGIES
Share Class               B
Shares                        445,986
Net Asset Value           $      9.74
Net Assets Before Merger  $ 4,344,750
Net Assets After Merger   $        --
Realized Loss             $   (19,281)
                          CHARTER/SM/ INCOME STRATEGIES
Share Class               B                                                B
Shares                        519,147                                        1,540,162
Net Asset Value           $      9.62                                      $     10.04
Net Assets Before Merger  $ 4,993,876                                      $ 6,126,955
Net Assets After Merger   $        --                                      $15,465,581
Realized Loss             $   (79,974)
-------------------------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25                      ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
-------------------------------------------------------------------------------------------------------------
                          ALL ASSET AGGRESSIVE-ALT 25
Share Class               B
Shares                        930,981
Net Asset Value           $     12.58
Net Assets Before Merger  $11,713,547
Net Assets After Merger   $        --
Unrealized Gain           $   543,080
                          ALL ASSET AGGRESSIVE-ALT 50
Share Class               B
Shares                        357,452
Net Asset Value           $      9.70
Net Assets Before Merger  $ 3,467,048
Net Assets After Merger   $        --
Realized Gain             $     4,342
                          ALL ASSET AGGRESSIVE-ALT 75
Share Class               B
Shares                        352,394
Net Asset Value           $      9.18
Net Assets Before Merger  $ 3,235,384
Net Assets After Merger   $        --
Realized Loss             $  (168,396)
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
Share Class               B
Shares                        916,272
Net Asset Value           $      9.21
Net Assets Before Merger  $ 8,439,300
Net Assets After Merger   $        --
Unrealized Loss           $  (229,672)
-------------------------------------------------------------------------------------------------------------

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

--------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
--------------------------------------------------------------------------------------------
Share Class                                                    A
Shares                                                           1,697,815
Net Asset Value                                                $     20.03
Net Assets Before Merger                                       $19,588,268
Net Assets After Merger                                        $34,014,183
Share Class                                                    B
Shares                                                             619,024
Net Asset Value                                                $     20.09
Net Assets Before Merger                                       $     3,908
Net Assets After Merger                                        $12,433,272
--------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTERNATIONAL MODERATE   CHARTER/SM/ MODERATE
--------------------------------------------------------------------------------------------
Share Class               B                                    B
Shares                       863,089                             3,330,365
Net Asset Value           $     9.74                           $     10.28
Net Assets Before Merger  $8,406,662                           $25,816,783
Net Assets After Merger   $       --                           $34,223,445
Realized Loss             $ (112,341)
--------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ REAL ASSETS              EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------
Share Class               B                                    B
Shares                       520,437                             2,070,002
Net Asset Value           $     9.18                           $      9.86
Net Assets Before Merger  $4,778,008                           $15,624,957
Net Assets After Merger   $       --                           $20,402,965
Realized Loss             $ (279,081)
--------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                              ASSET-BASED                 CURRENT   MAXIMUM
                               MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                               EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                               ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B..     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP.     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L..     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C..     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B..     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP.     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L..     1.10%          0.35%         0.25%      1.70%      1.70%

Investment Edge/(1)/..........     0.70%          0.30%         0.20%      1.20%      1.20%

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                         ------------- -------------- ------------ --------- ----------

Investment Edge ADV/(1)/................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/.............     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/.................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/..........     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/.......     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP........     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B.........     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L.........     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C.........     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP..     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C...     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L...     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV.     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C...     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP..     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L...     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV.     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L...     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L...     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 17 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 17 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35
excess of 12 transfers per contract year                              Current Charge $0

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85
                                                                      Current charge: $0

Charge for third party transfer or        At time of transaction      Maximum Charge: $125
exchange                                                              Current charge: $65

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit
Benefit                                   date anniversary            base.

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35                                     Unit liquidation from
Current Charge $0                                      account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85                                    Unit liquidation from
Current charge: $0                                     account value

Maximum Charge: $125                                   Unit liquidation from
Current charge: $65                                    account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit          Unit liquidation from
base.                                                  account value

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                             AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of Death Benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 1.05% or 1.15%
                                        anniversary                 Maximum Charge 2.00% or 2.30%

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 2.60%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.25% (max 2.60%)
                                        anniversary

Greater of Income Benefit               Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% - Current Charge (Max. 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% - Current Charge (Max. 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% - Current Charge (Max. 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%.
                                        date anniversary for which  Maximum charge can be increased to 1.40%, if the
                                        the benefit is in effect.   GMIB is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                                                                    GMIB II Conversion: Current charge 1.25%.
                                                                    Maximum charge can be increased to 1.55%, if the
                                                                    GMIB II is reset or if the GWBL benefit ratchets after
                                                                    conversion.

Protected Premium Death Benefit         Annually on each contract   Depending on the contract and age Current Charge:
                                        anniversary                 Ranges from low of 0.60% to age 65 to 20.00%
                                                                    over age 95 Maximum Charge: Ranges from low of
                                                                    1.20% to age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit          Annually on each contract   Maximum Charge: 1.80%
                                        anniversary                 Current charge 0.90%

                                        Annually on each contract   Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                        anniversary                 (for issue ages 65-68). Current charge 0.60 )for issue
                                                                    ages 20-64) and 1.00% (for issue ages 65-68).

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Current charge: 1.05%. Maximum charge 2.00%.            Unit liquidation from
AXA Equitable has the discretion to change the          account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.05% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.10% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.20% if the GIB benefit base resets.      account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

Current Charge 1.05% or 1.15%                           Unit liquidation from
Maximum Charge 2.00% or 2.30%                           account value

GMBD I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMBD II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

GMIB I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMIB II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

No Charge


0.25% - Current Charge (Max. 0.25%)                     Unit liquidation from
 account value

0.35% - Current Charge (Max. 0.35%)                     Unit liquidation from
                             account value

0.25% - Current Charge (Max. 0.25%)                     Unit liquidation from
                             account value

0.35%                                                   Unit liquidation from
                             account value


GMIB I Conversion: Current charge 1.10%.                Unit liquidation from
Maximum charge can be increased to 1.40%, if the        account value
GMIB is reset or if the GWBL benefit ratchets after
conversion.

GMIB II Conversion: Current charge 1.25%.
Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Depending on the contract and age Current Charge:       Unit liquidation from
Ranges from low of 0.60% to age 65 to 20.00%            account value
over age 95 Maximum Charge: Ranges from low of
1.20% to age 65 and 40.00% over age 95.

Maximum Charge: 1.80%                                   Unit liquidation from
Current charge 0.90%                                    account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%      Unit liquidation from
(for issue ages 65-68). Current charge 0.60 )for issue  account value ages 20-64) and 1.00% (for issue ages 65-68).

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.10% Class B        $10.62            --              --          --       (5.26)%
      Highest contract charge 1.25% Class B       $11.91            --              --          --       (5.48)%
      All contract charges                            --           258         $ 2,934        2.52%         --
2017  Lowest contract charge 1.10% Class B        $11.21            --              --          --       13.00%
      Highest contract charge 1.25% Class B       $12.60            --              --          --       12.90%
      All contract charges                            --           141         $ 1,723        3.23%         --
2016  Lowest contract charge 1.10% Class B        $ 9.92            --              --          --        6.55%
      Highest contract charge 1.25% Class B       $11.16            --              --          --        6.29%
      All contract charges                            --           101         $ 1,110        3.70%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.31            --              --          --       (7.64)%
      Highest contract charge 1.25% Class B       $10.50            --              --          --       (4.46)%
      All contract charges                            --           266         $ 2,790        3.74%         --
2014  Lowest contract charge 1.20% Class B        $11.00            --              --          --        7.32%
      Highest contract charge 1.25% Class B       $10.99            --              --          --        7.22%
      All contract charges                            --           228         $ 2,501        1.78%         --
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 1.30% Class B        $11.24            --              --          --       (5.39)%
      Highest contract charge 1.70% Class B       $10.97            --              --          --       (5.76)%
      All contract charges                            --         1,364         $15,267        1.64%         --
2017  Lowest contract charge 1.30% Class B        $11.88            --              --          --        8.20%
      Highest contract charge 1.70% Class B       $11.64            --              --          --        7.68%
      All contract charges                            --         1,428         $16,907        0.57%         --
2016  Lowest contract charge 1.30% Class B        $10.98            --              --          --        7.23%
      Highest contract charge 1.70% Class B       $10.81            --              --          --        6.82%
      All contract charges                            --         1,376         $15,065        1.59%         --
2015  Lowest contract charge 1.30% Class B        $10.24            --              --          --       (5.01)%
      Highest contract charge 1.70% Class B       $10.12            --              --          --       (5.42)%
      All contract charges                            --         1,186         $12,106        0.94%         --
2014  Lowest contract charge 1.30% Class B        $10.78            --              --          --        1.13%
      Highest contract charge 1.70% Class B       $10.70            --              --          --        0.75%
      All contract charges                            --           830         $ 8,927        2.56%         --
1290 VT DOUBLELINE OPPORTUNISTIC BOND(I)(J)
2018  Lowest contract charge 1.10% Class B        $10.24            --              --          --       (2.01)%
      Highest contract charge 1.70% Class B       $ 9.97            --              --          --       (2.64)%
      All contract charges                            --         2,368         $24,048        3.18%         --
2017  Lowest contract charge 1.10% Class B        $10.45            --              --          --        2.75%
      Highest contract charge 1.70% Class B       $10.24            --              --          --        2.20%
      All contract charges                            --         2,018         $20,921        2.10%         --
2016  Lowest contract charge 1.10% Class B        $10.17            --              --          --        3.78%
      Highest contract charge 1.70% Class B       $10.02            --              --          --        3.09%
      All contract charges                            --           708         $ 7,166        4.08%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.80            --              --          --       (1.90)%
      Highest contract charge 1.70% Class B(e)    $ 9.72            --              --          --       (2.99)%
      All contract charges                            --           163         $ 1,588        4.54%         --

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
1290 VT ENERGY
2018  Lowest contract charge 0.30% Class B       $ 5.93            --              --          --       (22.48)%
      Highest contract charge 1.25% Class B      $ 5.65            --              --          --       (23.13)%
      All contract charges                           --           472         $ 2,800        2.00%          --
2017  Lowest contract charge 0.30% Class B       $ 7.65            --              --          --        (2.30)%
      Highest contract charge 1.25% Class B      $ 7.35            --              --          --        (3.16)%
      All contract charges                           --           449         $ 3,454        2.45%          --
2016  Lowest contract charge 0.30% Class B       $ 7.83            --              --          --        22.92%
      Highest contract charge 1.25% Class B      $ 7.59            --              --          --        21.63%
      All contract charges                           --           383         $ 3,047        1.73%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 7.04            --              --          --       (25.74)%
      Highest contract charge 1.25% Class B      $ 6.24            --              --          --       (25.71)%
      All contract charges                           --           199         $ 1,258        1.64%          --
2014  Lowest contract charge 1.20% Class B       $ 8.40            --              --          --       (16.25)%
      Highest contract charge 1.25% Class B      $ 8.40            --              --          --       (16.25)%
      All contract charges                           --            83         $   697        1.58%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 1.30% Class A       $20.01            --              --          --       (12.85)%
      Highest contract charge 1.70% Class A      $19.28            --              --          --       (13.23)%
      All contract charges                           --           944         $18,720        1.95%          --
2017  Lowest contract charge 1.30% Class A       $22.96            --              --          --        14.34%
      Highest contract charge 1.70% Class A      $22.22            --              --          --        13.89%
      All contract charges                           --         1,046         $23,794        1.72%          --
2016  Lowest contract charge 1.30% Class A       $20.08            --              --          --        11.49%
      Highest contract charge 1.70% Class A      $19.51            --              --          --        11.04%
      All contract charges                           --         1,091         $21,723        2.06%          --
2015  Lowest contract charge 1.30% Class A       $18.01            --              --          --        (2.96)%
      Highest contract charge 1.70% Class A      $17.57            --              --          --        (3.36)%
      All contract charges                           --         1,127         $20,140        1.63%          --
2014  Lowest contract charge 1.30% Class A       $18.56            --              --          --         7.28%
      Highest contract charge 1.70% Class A      $18.18            --              --          --         6.82%
      All contract charges                           --         1,057         $19,484        1.61%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 1.10% Class B       $10.83            --              --          --       (12.66)%
      Highest contract charge 1.70% Class B      $ 9.27            --              --          --       (13.20)%
      All contract charges                           --           994         $ 7,411        1.95%          --
2017  Lowest contract charge 1.10% Class B       $12.40            --              --          --        14.50%
      Highest contract charge 1.70% Class B      $10.68            --              --          --        13.98%
      All contract charges                           --         1,237         $10,341        1.72%          --
2016  Lowest contract charge 1.10% Class B       $10.83            --              --          --        11.76%
      Highest contract charge 1.70% Class B      $ 9.37            --              --          --        11.02%
      All contract charges                           --         1,275         $ 9,035        2.06%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.69            --              --          --        (2.91)%
      Highest contract charge 1.70% Class B      $ 8.44            --              --          --        (3.32)%
      All contract charges                           --         1,336         $ 8,448        1.63%          --
2014  Lowest contract charge 1.20% Class B       $11.26            --              --          --         7.44%
      Highest contract charge 1.70% Class B      $ 8.73            --              --          --         6.72%
      All contract charges                           --         1,303         $ 8,344        1.61%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 1.30% Class A       $13.39            --              --          --        (6.17)%
      Highest contract charge 1.70% Class A      $12.90            --              --          --        (6.59)%
      All contract charges                           --           840         $11,107        1.48%          --
2017  Lowest contract charge 1.30% Class A       $14.27            --              --          --         4.85%
      Highest contract charge 1.70% Class A      $13.81            --              --          --         4.38%
      All contract charges                           --           888         $12,517        0.17%          --
2016  Lowest contract charge 1.30% Class A       $13.61            --              --          --         6.25%
      Highest contract charge 1.70% Class A      $13.23            --              --          --         5.92%
      All contract charges                           --           915         $12,319        0.01%          --

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2015     Lowest contract charge 1.30% Class A       $12.81            --               --         --         1.34%
         Highest contract charge 1.70% Class A      $12.49            --               --         --         0.89%
         All contract charges                           --           911         $ 11,544       0.00%          --
2014     Lowest contract charge 1.30% Class A       $12.64            --               --         --         0.32%
         Highest contract charge 1.70% Class A      $12.38            --               --         --        (0.08)%
         All contract charges                           --           827         $ 10,378       0.00%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018     Lowest contract charge 0.30% Class B       $11.30            --               --         --        (5.20)%
         Highest contract charge 1.25% Class B      $10.76            --               --         --        (6.03)%
         All contract charges                           --           586         $  6,207       1.48%          --
2017     Lowest contract charge 0.30% Class B       $11.92            --               --         --         5.86%
         Highest contract charge 1.25% Class B      $11.45            --               --         --         4.85%
         All contract charges                           --           495         $  5,588       0.17%          --
2016     Lowest contract charge 0.30% Class B       $11.26            --               --         --         7.34%
         Highest contract charge 1.25% Class B      $10.92            --               --         --         6.33%
         All contract charges                           --           389         $  4,207       0.01%          --
2015     Lowest contract charge 0.30% Class B       $10.49            --               --         --         2.34%
         Highest contract charge 1.25% Class B      $10.27            --               --         --         1.28%
         All contract charges                           --           304         $  3,110       0.00%          --
2014     Lowest contract charge 1.20% Class B       $10.14            --               --         --         0.40%
         Highest contract charge 1.25% Class B      $10.14            --               --         --         0.40%
         All contract charges                           --           146         $  1,485       0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018     Lowest contract charge 0.65% Class A       $18.82            --               --         --       (16.13)%
         Highest contract charge 1.70% Class A      $22.46            --               --         --       (17.03)%
         All contract charges                           --         8,696         $200,837       0.56%          --
2017     Lowest contract charge 0.65% Class A       $22.44            --               --         --        15.37%
         Highest contract charge 1.70% Class A      $27.07            --               --         --        14.12%
         All contract charges                           --         9,108         $252,633       0.63%          --
2016     Lowest contract charge 0.65% Class A       $19.45            --               --         --        22.48%
         Highest contract charge 1.70% Class A      $23.72            --               --         --        21.21%
         All contract charges                           --         8,949         $216,650       0.53%          --
2015     Lowest contract charge 0.65% Class A       $15.88            --               --         --        (6.31)%
         Highest contract charge 1.70% Class A      $19.57            --               --         --        (7.30)%
         All contract charges                           --         8,664         $172,525       0.56%          --
2014     Lowest contract charge 0.65% Class A       $16.95            --               --         --         2.36%
         Highest contract charge 1.70% Class A      $21.11            --               --         --         1.30%
         All contract charges                           --         7,809         $167,255       0.31%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018     Lowest contract charge 0.30% Class B       $12.18            --               --         --       (15.83)%
         Highest contract charge 1.25% Class B      $11.59            --               --         --       (16.62)%
         All contract charges                           --         3,948         $ 43,787       0.56%          --
2017     Lowest contract charge 0.30% Class B       $14.47            --               --         --        15.76%
         Highest contract charge 1.25% Class B      $13.90            --               --         --        14.59%
         All contract charges                           --         3,302         $ 44,286       0.63%          --
2016     Lowest contract charge 0.30% Class B       $12.50            --               --         --        22.91%
         Highest contract charge 1.25% Class B      $12.13            --               --         --        21.79%
         All contract charges                           --         2,525         $ 29,851       0.53%          --
2015     Lowest contract charge 0.30% Class B       $10.17            --               --         --        (6.01)%
         Highest contract charge 1.25% Class B      $ 9.96            --               --         --        (6.92)%
         All contract charges                           --         1,677         $ 16,544       0.56%          --
2014     Lowest contract charge 1.20% Class B       $10.70            --               --         --         1.81%
         Highest contract charge 1.25% Class B      $10.70            --               --         --         1.81%
         All contract charges                           --           952         $ 10,188       0.31%          --

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
1290 VT HIGH YIELD BOND
             2018  Lowest contract charge 1.10% Class B        $10.45            --              --          --        (3.24)%
                   Highest contract charge 1.70% Class B       $11.06            --              --          --        (3.91)%
                   All contract charges                            --         1,260         $13,910        5.66%          --
             2017  Lowest contract charge 1.10% Class B        $10.80            --              --          --         5.26%
                   Highest contract charge 1.70% Class B       $11.51            --              --          --         4.73%
                   All contract charges                            --         1,182         $13,584        5.10%          --
             2016  Lowest contract charge 1.10% Class B        $10.26            --              --          --        10.56%
                   Highest contract charge 1.70% Class B       $10.99            --              --          --         9.79%
                   All contract charges                            --         1,007         $11,034        5.90%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 9.28            --              --          --        (7.29)%
                   Highest contract charge 1.70% Class B       $10.01            --              --          --        (4.76)%
                   All contract charges                            --           781         $ 7,803        2.19%          --
             2014  Lowest contract charge 1.20% Class B        $10.14            --              --          --         0.70%
                   Highest contract charge 1.70% Class B       $10.51            --              --          --         0.19%
                   All contract charges                            --           533         $ 5,586        4.19%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
             2018  Lowest contract charge 1.10% Class B        $11.26            --              --          --        (4.74)%
                   Highest contract charge 1.30% Class B(r)    $ 9.76            --              --          --        (3.27)%
                   All contract charges                            --           274         $ 3,253        2.93%          --
             2017  Lowest contract charge 1.10% Class B        $11.82            --              --          --        17.15%
                   Highest contract charge 1.25% Class B       $13.15            --              --          --        16.89%
                   All contract charges                            --           197         $ 2,521        1.63%          --
             2016  Lowest contract charge 1.10% Class B        $10.09            --              --          --         7.45%
                   Highest contract charge 1.25% Class B       $11.25            --              --          --         7.24%
                   All contract charges                            --           160         $ 1,769        2.25%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 9.39            --              --          --        (4.67)%
                   Highest contract charge 1.25% Class B       $10.49            --              --          --        (1.50)%
                   All contract charges                            --           112         $ 1,150        1.84%          --
             2014  Lowest contract charge 1.20% Class B        $10.66            --              --          --         6.92%
                   Highest contract charge 1.25% Class B       $10.65            --              --          --         6.82%
                   All contract charges                            --            75         $   798        2.64%          --
1290 VT MICRO CAP
             2018  Lowest contract charge 1.10% Class B(r)     $ 8.75            --              --          --       (12.06)%
                   Highest contract charge 1.30% Class B(r)    $ 8.75            --              --          --       (11.97)%
                   All contract charges                            --             8         $    66        0.09%          --
1290 VT MULTI-ALTERNATIVE STRATEGIES
             2018  Lowest contract charge 1.10% Class B(r)     $ 9.78            --              --          --        (2.40)%
                   Highest contract charge 1.10% Class B(r)    $ 9.78            --              --          --        (2.40)%
                   All contract charges                            --             1         $    14        1.78%          --
1290 VT NATURAL RESOURCES
             2018  Lowest contract charge 1.10% Class B        $ 8.58            --              --          --       (15.05)%
                   Highest contract charge 1.70% Class B       $ 7.63            --              --          --       (15.50)%
                   All contract charges                            --           739         $ 5,820        2.69%          --
             2017  Lowest contract charge 1.10% Class B        $10.10            --              --          --        10.87%
                   Highest contract charge 1.70% Class B       $ 9.03            --              --          --        10.12%
                   All contract charges                            --           680         $ 6,284        2.65%          --
             2016  Lowest contract charge 1.10% Class B        $ 9.11            --              --          --        28.13%
                   Highest contract charge 1.70% Class B       $ 8.20            --              --          --        27.33%
                   All contract charges                            --           684         $ 5,680        3.00%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 7.11            --              --          --       (25.63)%
                   Highest contract charge 1.70% Class B       $ 6.44            --              --          --       (27.07)%
                   All contract charges                            --           324         $ 2,098        2.38%          --
             2014  Lowest contract charge 1.20% Class B        $ 8.65            --              --          --       (13.84)%
                   Highest contract charge 1.70% Class B       $ 8.83            --              --          --       (14.19)%
                   All contract charges                            --           157         $ 1,387        1.45%          --

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT REAL ESTATE
2018  Lowest contract charge 1.10% Class B        $ 9.88            --              --          --        (6.62)%
      Highest contract charge 1.70% Class B       $11.04            --              --          --        (7.15)%
      All contract charges                            --         1,094         $12,114        3.80%          --
2017  Lowest contract charge 1.10% Class B(e)     $10.58            --              --          --         9.07%
      Highest contract charge 1.70% Class B       $11.89            --              --          --         8.49%
      All contract charges                            --         1,125         $13,417        3.63%          --
2016  Lowest contract charge 0.65% Class B        $10.34            --              --          --         3.92%
      Highest contract charge 1.70% Class B       $10.96            --              --          --         2.81%
      All contract charges                            --         1,120         $12,295        0.74%          --
2015  Lowest contract charge 0.65% Class B        $ 9.95            --              --          --        (2.64)%
      Highest contract charge 1.70% Class B       $10.66            --              --          --        (3.62)%
      All contract charges                            --           858         $ 9,155        0.65%          --
2014  Lowest contract charge 0.65% Class B        $10.22            --              --          --        15.87%
      Highest contract charge 1.70% Class B       $11.06            --              --          --        14.61%
      All contract charges                            --           522         $ 5,787        8.97%          --
1290 VT SMALL CAP VALUE
2018  Lowest contract charge 1.10% Class B(r)     $ 8.13            --              --          --       (16.62)%
      Highest contract charge 1.30% Class B(r)    $ 8.13            --              --          --       (16.62)%
      All contract charges                            --            13         $   107        1.72%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 1.10% Class B        $11.30            --              --          --        (7.07)%
      Highest contract charge 1.30% Class B(r)    $ 9.52            --              --          --        (5.65)%
      All contract charges                            --           197         $ 2,315        1.39%          --
2017  Lowest contract charge 1.10% Class B        $12.16            --              --          --        20.40%
      Highest contract charge 1.25% Class B       $13.62            --              --          --        20.21%
      All contract charges                            --           106         $ 1,393        1.42%          --
2016  Lowest contract charge 1.10% Class B        $10.10            --              --          --         4.66%
      Highest contract charge 1.25% Class B       $11.33            --              --          --         4.62%
      All contract charges                            --            87         $   955        1.44%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.65            --              --          --        (3.02)%
      Highest contract charge 1.25% Class B       $10.83            --              --          --        (0.18)%
      All contract charges                            --            65         $   698        1.33%          --
2014  Lowest contract charge 1.20% Class B        $10.86            --              --          --         5.95%
      Highest contract charge 1.25% Class B       $10.85            --              --          --         5.85%
      All contract charges                            --            30         $   328        1.90%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 1.10% Class B        $11.80            --              --          --        (5.45)%
      Highest contract charge 1.70% Class B       $14.74            --              --          --        (5.99)%
      All contract charges                            --           472         $ 6,185        1.19%          --
2017  Lowest contract charge 1.10% Class B        $12.48            --              --          --        19.08%
      Highest contract charge 1.70% Class B       $15.68            --              --          --        18.34%
      All contract charges                            --           285         $ 4,332        1.05%          --
2016  Lowest contract charge 1.10% Class B        $10.48            --              --          --         8.71%
      Highest contract charge 1.70% Class B       $13.25            --              --          --         8.16%
      All contract charges                            --           266         $ 3,503        1.27%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.64            --              --          --        (3.98)%
      Highest contract charge 1.70% Class B       $12.25            --              --          --        (1.29)%
      All contract charges                            --           208         $ 2,631        1.35%          --
2014  Lowest contract charge 1.20% Class B        $11.75            --              --          --        12.33%
      Highest contract charge 1.70% Class B       $12.41            --              --          --        11.70%
      All contract charges                            --            95         $ 1,372        0.94%          --
7TWELVE/TM/ BALANCED PORTFOLIO
2018  Lowest contract charge 1.10% Class 4        $ 9.53            --              --          --        (9.58)%
      Highest contract charge 1.70% Class 4       $10.34            --              --          --       (10.24)%
      All contract charges                            --         5,416         $55,914        0.43%          --

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
7TWELVE/TM/ BALANCED PORTFOLIO (CONTINUED)
2017  Lowest contract charge 1.10% Class 4(e)     $10.54            --              --          --         9.11%
      Highest contract charge 1.70% Class 4       $11.52            --              --          --         8.47%
      All contract charges                            --         6,266         $71,655        0.34%          --
2016  Lowest contract charge 0.30% Class 4        $ 9.97            --              --          --         8.96%
      Highest contract charge 1.70% Class 4       $10.62            --              --          --         7.38%
      All contract charges                            --         7,083         $74,489        0.16%          --
2015  Lowest contract charge 0.30% Class 4        $ 9.15            --              --          --        (7.67)%
      Highest contract charge 1.70% Class 4       $ 9.89            --              --          --        (8.93)%
      All contract charges                            --         7,921         $77,313        0.47%          --
2014  Lowest contract charge 1.20% Class 4        $ 9.80            --              --          --        (1.51)%
      Highest contract charge 1.70% Class 4       $10.86            --              --          --        (1.99)%
      All contract charges                            --         8,243         $88,452        0.33%          --
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
2018  Lowest contract charge 1.30% Class B        $15.53            --              --          --        (7.61)%
      Highest contract charge 1.70% Class B       $14.96            --              --          --        (8.05)%
      All contract charges                            --           299         $ 4,596        1.70%          --
2017  Lowest contract charge 1.30% Class B        $16.81            --              --          --        14.12%
      Highest contract charge 1.70% Class B       $16.27            --              --          --        13.70%
      All contract charges                            --           329         $ 5,470        1.79%          --
2016  Lowest contract charge 1.30% Class B        $14.73            --              --          --         3.08%
      Highest contract charge 1.70% Class B       $14.31            --              --          --         2.65%
      All contract charges                            --           363         $ 5,298        1.82%          --
2015  Lowest contract charge 1.30% Class B        $14.29            --              --          --           --
      Highest contract charge 1.70% Class B       $13.94            --              --          --        (0.43)%
      All contract charges                            --           376         $ 5,337        2.01%          --
2014  Lowest contract charge 1.30% Class B        $14.29            --              --          --         5.70%
      Highest contract charge 1.70% Class B       $14.00            --              --          --         5.34%
      All contract charges                            --           359         $ 5,097        2.41%          --
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $11.06            --              --          --       (10.95)%
      Highest contract charge 1.25% Class B       $11.52            --              --          --       (11.11)%
      All contract charges                            --           117         $ 1,310        0.00%          --
2017  Lowest contract charge 1.10% Class B        $12.42            --              --          --        34.85%
      Highest contract charge 1.25% Class B       $12.96            --              --          --        34.58%
      All contract charges                            --            91         $ 1,155        0.27%          --
2016  Lowest contract charge 1.10% Class B        $ 9.21            --              --          --        (2.02)%
      Highest contract charge 1.25% Class B       $ 9.63            --              --          --        (2.03)%
      All contract charges                            --            52         $   489        0.00%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.40            --              --          --        (6.37)%
      Highest contract charge 1.25% Class B       $ 9.83            --              --          --         1.34%
      All contract charges                            --            15         $   147        0.00%          --
2014  Lowest contract charge 1.20% Class B(b)     $ 9.70            --              --          --        (0.72)%
      Highest contract charge 1.25% Class B(b)    $ 9.70            --              --          --        (0.72)%
      All contract charges                            --             2         $    18        0.00%          --
AB VPS GROWTH AND INCOME PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $11.87            --              --          --        (6.83)%
      Highest contract charge 1.25% Class B       $12.25            --              --          --        (7.06)%
      All contract charges                            --           759         $ 9,082        0.74%          --
2017  Lowest contract charge 1.10% Class B        $12.74            --              --          --        17.20%
      Highest contract charge 1.25% Class B       $13.18            --              --          --        17.16%
      All contract charges                            --           325         $ 4,194        1.25%          --
2016  Lowest contract charge 1.10% Class B        $10.87            --              --          --         9.91%
      Highest contract charge 1.25% Class B       $11.25            --              --          --         9.65%
      All contract charges                            --           266         $ 2,945        0.95%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.89            --              --          --        (0.80)%
      Highest contract charge 1.25% Class B       $10.26            --              --          --         0.20%
      All contract charges                            --           108         $ 1,099        1.36%          --

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AB VPS GROWTH AND INCOME PORTFOLIO (CONTINUED)
2014  Lowest contract charge 1.20% Class B(b)     $10.25            --              --          --         3.02%
      Highest contract charge 1.25% Class B(b)    $10.24            --              --          --         2.91%
      All contract charges                            --            --         $     5        0.00%          --
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2018  Lowest contract charge 1.30% Class B        $11.05            --              --          --       (18.63)%
      Highest contract charge 1.70% Class B       $10.64            --              --          --       (19.03)%
      All contract charges                            --           652         $ 7,139        0.41%          --
2017  Lowest contract charge 0.65% Class B        $12.37            --              --          --        33.73%
      Highest contract charge 1.70% Class B       $13.14            --              --          --        32.33%
      All contract charges                            --           716         $ 9,644        0.94%          --
2016  Lowest contract charge 0.65% Class B        $ 9.25            --              --          --        (7.59)%
      Highest contract charge 1.70% Class B       $ 9.93            --              --          --        (8.65)%
      All contract charges                            --           726         $ 7,354        0.00%          --
2015  Lowest contract charge 0.65% Class B        $10.01            --              --          --        (2.82)%
      Highest contract charge 1.70% Class B       $10.87            --              --          --        (3.81)%
      All contract charges                            --           802         $ 8,882        0.06%          --
2014  Lowest contract charge 0.65% Class B        $10.30            --              --          --        (2.09)%
      Highest contract charge 1.70% Class B       $11.30            --              --          --        (3.09)%
      All contract charges                            --           759         $ 8,710        0.00%          --
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $10.65            --              --          --        (5.50)%
      Highest contract charge 1.25% Class B       $11.22            --              --          --        (5.71)%
      All contract charges                            --           517         $ 5,647        1.71%          --
2017  Lowest contract charge 1.10% Class B        $11.27            --              --          --         5.23%
      Highest contract charge 1.25% Class B       $11.90            --              --          --         5.12%
      All contract charges                            --           480         $ 5,563        1.60%          --
2016  Lowest contract charge 1.10% Class B        $10.71            --              --          --         6.25%
      Highest contract charge 1.25% Class B       $11.32            --              --          --         5.99%
      All contract charges                            --           388         $ 4,322        1.53%          --
2015  Lowest contract charge 1.10% Class B(e)     $10.08            --              --          --         2.44%
      Highest contract charge 1.25% Class B       $10.68            --              --          --        (0.56)%
      All contract charges                            --           154         $ 1,646        1.62%          --
2014  Lowest contract charge 1.20% Class B(b)     $10.74            --              --          --        11.99%
      Highest contract charge 1.25% Class B(b)    $10.74            --              --          --        11.99%
      All contract charges                            --             9         $   104        0.00%          --
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2018  Lowest contract charge 0.30% Class B(b)     $11.21            --              --          --       (15.59)%
      Highest contract charge 1.25% Class B       $10.76            --              --          --       (16.39)%
      All contract charges                            --           402         $ 4,259        0.22%          --
2017  Lowest contract charge 1.10% Class B(e)     $12.50            --              --          --        11.61%
      Highest contract charge 1.25% Class B       $12.87            --              --          --        11.53%
      All contract charges                            --           317         $ 4,027        0.25%          --
2016  Lowest contract charge 0.30% Class B        $11.80            --              --          --        24.34%
      Highest contract charge 1.25% Class B       $11.54            --              --          --        23.16%
      All contract charges                            --           250         $ 2,852        0.39%          --
2015  Lowest contract charge 0.30% Class B(b)     $ 9.49            --              --          --        (5.95)%
      Highest contract charge 1.25% Class B       $ 9.37            --              --          --        (6.86)%
      All contract charges                            --           122         $ 1,140        0.54%          --
2014  Lowest contract charge 1.20% Class B(b)     $10.06            --              --          --         3.60%
      Highest contract charge 1.25% Class B(b)    $10.06            --              --          --         3.60%
      All contract charges                            --            15         $   146        0.00%          --
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N)
2018  Lowest contract charge 1.30% Class A        $14.89            --              --          --        (8.76)%
      Highest contract charge 1.70% Class A       $14.34            --              --          --        (9.18)%
      All contract charges                            --         1,865         $27,529        1.76%          --

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N) (CONTINUED)
2017  Lowest contract charge 1.30% Class A          $16.32            --              --          --        14.45%
      Highest contract charge 1.70% Class A         $15.79            --              --          --        13.92%
      All contract charges                              --         1,946         $31,512        1.61%          --
2016  Lowest contract charge 1.30% Class A          $14.26            --              --          --         8.11%
      Highest contract charge 1.70% Class A         $13.86            --              --          --         7.78%
      All contract charges                              --         1,294         $18,359        1.45%          --
2015  Lowest contract charge 1.30% Class A          $13.19            --              --          --        (5.18)%
      Highest contract charge 1.70% Class A         $12.86            --              --          --        (5.65)%
      All contract charges                              --         1,122         $14,722        0.88%          --
2014  Lowest contract charge 1.30% Class A          $13.91            --              --          --         1.02%
      Highest contract charge 1.70% Class A         $13.63            --              --          --         0.66%
      All contract charges                              --           907         $12,546        1.58%          --
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N)
2018  Lowest contract charge 1.10% Class B          $ 9.95            --              --          --        (8.55)%
      Highest contract charge 1.25% Class B         $ 9.92            --              --          --        (8.74)%
      All contract charges                              --         1,145         $11,373        1.76%          --
2017  Lowest contract charge 1.10% Class B(h)       $10.88            --              --          --         8.58%
      Highest contract charge 1.25% Class B(h)      $10.87            --              --          --         8.48%
      All contract charges                              --         1,153         $12,537        1.61%          --
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2018  Lowest contract charge 1.10% Class III(f)     $10.67            --              --          --       (13.46)%
      Highest contract charge 1.25% Class III       $10.61            --              --          --       (13.60)%
      All contract charges                              --           360         $ 3,842        5.79%          --
2017  Lowest contract charge 0.30% Class III        $12.33            --              --          --        24.55%
      Highest contract charge 1.25% Class III       $12.28            --              --          --        23.29%
      All contract charges                              --           268         $ 3,300        3.19%          --
2016  Lowest contract charge 1.10% Class III        $ 9.98            --              --          --         6.85%
      Highest contract charge 1.25% Class III       $ 9.96            --              --          --         6.64%
      All contract charges                              --           158         $ 1,582        1.12%          --
2015  Lowest contract charge 1.10% Class III(f)     $ 9.34            --              --          --        (9.42)%
      Highest contract charge 1.25% Class III(f)    $ 9.34            --              --          --        (9.48)%
      All contract charges                              --            48         $   457        0.62%          --
AMERICAN CENTURY VP INFLATION PROTECTION FUND
2018  Lowest contract charge 1.10% Class II         $ 9.70            --              --          --        (3.87)%
      Highest contract charge 1.25% Class II        $ 9.67            --              --          --        (4.07)%
      All contract charges                              --           817         $ 7,906        2.97%          --
2017  Lowest contract charge 1.10% Class II         $10.09            --              --          --         2.54%
      Highest contract charge 1.25% Class II        $10.08            --              --          --         2.44%
      All contract charges                              --           627         $ 6,328        2.74%          --
2016  Lowest contract charge 1.10% Class II         $ 9.84            --              --          --         3.25%
      Highest contract charge 1.25% Class II        $ 9.84            --              --          --         3.04%
      All contract charges                              --           438         $ 4,317        1.86%          --
2015  Lowest contract charge 1.10% Class II(e)      $ 9.53            --              --          --        (3.54)%
      Highest contract charge 1.25% Class II        $ 9.55            --              --          --        (3.63)%
      All contract charges                              --           337         $ 3,208        1.92%          --
2014  Lowest contract charge 1.20% Class II         $ 9.92            --              --          --         2.06%
      Highest contract charge 1.25% Class II        $ 9.91            --              --          --         1.95%
      All contract charges                              --           218         $ 2,169        1.51%          --
AMERICAN CENTURY VP LARGE COMPANY VALUE
2018  Lowest contract charge 1.30% Class II         $19.41            --              --          --        (9.38)%
      Highest contract charge 1.70% Class II        $18.71            --              --          --        (9.74)%
      All contract charges                              --            88         $ 1,680        1.57%          --
2017  Lowest contract charge 1.30% Class II         $21.42            --              --          --         9.51%
      Highest contract charge 1.70% Class II        $20.73            --              --          --         9.11%
      All contract charges                              --           113         $ 2,376        1.58%          --

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AMERICAN CENTURY VP LARGE COMPANY VALUE (CONTINUED)
2016            Lowest contract charge 1.30% Class II          $19.56            --              --          --        13.52%
                Highest contract charge 1.70% Class II         $19.00            --              --          --        13.03%
                All contract charges                               --           121         $ 2,365        1.96%          --
2015            Lowest contract charge 1.30% Class II          $17.23            --              --          --        (5.28)%
                Highest contract charge 1.70% Class II         $16.81            --              --          --        (5.67)%
                All contract charges                               --           147         $ 2,523        1.35%          --
2014            Lowest contract charge 1.30% Class II          $18.19            --              --          --        11.25%
                Highest contract charge 1.70% Class II         $17.82            --              --          --        10.89%
                All contract charges                               --           143         $ 2,581        1.29%          --
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
2018            Lowest contract charge 1.10% Class 4           $11.32            --              --          --        (5.90)%
                Highest contract charge 1.25% Class 4          $12.35            --              --          --        (6.01)%
                All contract charges                               --         5,924         $70,115        1.65%          --
2017            Lowest contract charge 1.10% Class 4           $12.03            --              --          --        14.68%
                Highest contract charge 1.25% Class 4          $13.14            --              --          --        14.46%
                All contract charges                               --         4,036         $50,965        1.67%          --
2016            Lowest contract charge 1.10% Class 4           $10.49            --              --          --         7.92%
                Highest contract charge 1.25% Class 4          $11.48            --              --          --         7.79%
                All contract charges                               --         2,434         $27,035        1.67%          --
2015            Lowest contract charge 1.10% Class 4(e)        $ 9.72            --              --          --        (2.11)%
                Highest contract charge 1.25% Class 4          $10.65            --              --          --        (0.19)%
                All contract charges                               --         1,420         $14,981        2.33%          --
2014            Lowest contract charge 1.20% Class 4           $10.67            --              --          --         3.89%
                Highest contract charge 1.25% Class 4          $10.67            --              --          --         3.89%
                All contract charges                               --           718         $ 7,663        3.06%          --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2018            Lowest contract charge 0.65% Class 4           $10.34            --              --          --        (1.62)%
                Highest contract charge 1.70% Class 4          $ 9.82            --              --          --        (2.58)%
                All contract charges                               --         3,487         $34,807        2.13%          --
2017            Lowest contract charge 0.65% Class 4           $10.51            --              --          --         2.64%
                Highest contract charge 1.70% Class 4          $10.08            --              --          --         1.61%
                All contract charges                               --         4,010         $40,933        1.95%          --
2016            Lowest contract charge 0.65% Class 4           $10.24            --              --          --         2.20%
                Highest contract charge 1.70% Class 4          $ 9.92            --              --          --         1.02%
                All contract charges                               --         3,991         $39,988        1.70%          --
2015            Lowest contract charge 0.65% Class 4           $10.02            --              --          --        (0.79)%
                Highest contract charge 1.70% Class 4          $ 9.82            --              --          --        (1.80)%
                All contract charges                               --         2,649         $26,193        2.07%          --
2014            Lowest contract charge 0.65% Class 4           $10.10            --              --          --         4.45%
                Highest contract charge 1.70% Class 4          $10.00            --              --          --         3.41%
                All contract charges                               --         1,029         $10,341        4.09%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
2018            Lowest contract charge 0.30% Class 4           $13.46            --              --          --        (9.48)%
                Highest contract charge 1.25% Class 4          $12.81            --              --          --       (10.36)%
                All contract charges                               --           922         $10,929        0.58%          --
2017            Lowest contract charge 0.30% Class 4           $14.87            --              --          --        30.67%
                Highest contract charge 1.25% Class 4          $14.29            --              --          --        29.44%
                All contract charges                               --           589         $ 7,918        0.72%          --
2016            Lowest contract charge 0.30% Class 4           $11.38            --              --          --         0.09%
                Highest contract charge 1.25% Class 4          $11.04            --              --          --        (0.81)%
                All contract charges                               --           386         $ 4,005        0.77%          --
2015            Lowest contract charge 0.30% Class 4           $11.37            --              --          --         6.36%
                Highest contract charge 1.25% Class 4          $11.13            --              --          --         5.30%
                All contract charges                               --           244         $ 2,669        1.33%          --

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                            YEARS ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                                                     ACCUMULATION
                                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT
                                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO*
                                                                        ---------- ----------------- ------------ -------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/ (CONTINUED)
2014               Lowest contract charge 1.20% Class 4                   $10.57            --              --          --
                   Highest contract charge 1.25% Class 4                  $10.57            --              --          --
                   All contract charges                                       --           129         $ 1,356        2.11%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2018               Lowest contract charge 0.30% Class 4                   $11.82            --              --          --
                   Highest contract charge 1.70% Class 4                  $12.42            --              --          --
                   All contract charges                                       --         1,382         $16,863        0.02%
2017               Lowest contract charge 0.30% Class 4                   $13.29            --              --          --
                   Highest contract charge 1.70% Class 4                  $14.17            --              --          --
                   All contract charges                                       --         1,194         $16,674        0.41%
2016               Lowest contract charge 0.30% Class 4                   $10.61            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.47            --              --          --
                   All contract charges                                       --         1,083         $12,237        0.10%
2015               Lowest contract charge 0.30% Class 4                   $10.45            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.46            --              --          --
                   All contract charges                                       --         1,077         $12,084          --
2014               Lowest contract charge 1.20% Class 4                   $10.37            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.66            --              --          --
                   All contract charges                                       --           604         $ 6,910        0.10%
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
2018               Lowest contract charge 0.30% Class 4                   $15.36            --              --          --
                   Highest contract charge 1.25% Class 4                  $14.62            --              --          --
                   All contract charges                                       --         1,461         $19,140        1.51%
2017               Lowest contract charge 0.30% Class 4                   $15.73            --              --          --
                   Highest contract charge 1.25% Class 4                  $15.11            --              --          --
                   All contract charges                                       --           867         $11,955        1.52%
2016               Lowest contract charge 0.30% Class 4                   $12.92            --              --          --
                   Highest contract charge 1.25% Class 4                  $12.54            --              --          --
                   All contract charges                                       --           505         $ 6,035        1.49%
2015               Lowest contract charge 0.30% Class 4                   $11.65            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.41            --              --          --
                   All contract charges                                       --           371         $ 4,158        1.91%
2014               Lowest contract charge 1.20% Class 4                   $11.42            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.42            --              --          --
                   All contract charges                                       --           136         $ 1,561        2.38%
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
2018               Lowest contract charge 1.10% Class 4                   $ 9.51            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.69            --              --          --
                   All contract charges                                       --           715         $ 6,877        2.31%
2017               Lowest contract charge 1.10% Class 4                   $10.86            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.08            --              --          --
                   All contract charges                                       --           506         $ 5,568        2.34%
2016               Lowest contract charge 1.10% Class 4                   $ 8.81            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 8.99            --              --          --
                   All contract charges                                       --           361         $ 3,229        2.67%
2015               Lowest contract charge 1.10% Class 4(e)                $ 8.80            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.00            --              --          --
                   All contract charges                                       --           319         $ 2,871        2.52%
2014               Lowest contract charge 1.20% Class 4                   $ 9.68            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.68            --              --          --
                   All contract charges                                       --           172         $ 1,662        5.12%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
2018               Lowest contract charge 1.30% Class P-2                 $12.76            --              --          --
                   Highest contract charge 1.70% Class P-2                $12.46            --              --          --
                   All contract charges                                       --           509         $ 6,445        1.33%

                                                     --------

                                                      TOTAL
                                                     RETURN**
                                                     --------

Lowest contract charge 1.20% Class 4                    0.76%
Highest contract charge 1.25% Class 4                   0.76%
All contract charges                                      --

Lowest contract charge 0.30% Class 4                  (11.06)%
Highest contract charge 1.70% Class 4                 (12.35)%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   25.26%
Highest contract charge 1.70% Class 4                  23.54%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                    1.53%
Highest contract charge 1.70% Class 4                   0.09%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   (0.29)%
Highest contract charge 1.70% Class 4                  (1.72)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                    0.58%
Highest contract charge 1.70% Class 4                   0.17%
All contract charges                                      --

Lowest contract charge 0.30% Class 4                   (2.35)%
Highest contract charge 1.25% Class 4                  (3.24)%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   21.75%
Highest contract charge 1.25% Class 4                  20.49%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   10.90%
Highest contract charge 1.25% Class 4                   9.90%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                    0.95%
Highest contract charge 1.25% Class 4                  (0.09)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                    8.97%
Highest contract charge 1.25% Class 4                   8.97%
All contract charges                                      --

Lowest contract charge 1.10% Class 4                  (12.43)%
Highest contract charge 1.25% Class 4                 (12.55)%
All contract charges                                      --
Lowest contract charge 1.10% Class 4                   23.27%
Highest contract charge 1.25% Class 4                  23.25%
All contract charges                                      --
Lowest contract charge 1.10% Class 4                    0.11%
Highest contract charge 1.25% Class 4                  (0.11)%
All contract charges                                      --
Lowest contract charge 1.10% Class 4(e)               (12.09)%
Highest contract charge 1.25% Class 4                  (7.02)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                   (4.63)%
Highest contract charge 1.25% Class 4                  (4.63)%
All contract charges                                      --

Lowest contract charge 1.30% Class P-2                 (6.18)%
Highest contract charge 1.70% Class P-2                (6.53)%
All contract charges                                      --

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION
FUND/SM/ (CONTINUED)
2017  Lowest contract charge 1.30% Class P-2               $13.60            --               --         --        13.33%
      Highest contract charge 1.70% Class P-2              $13.33            --               --         --        12.87%
      All contract charges                                     --           562         $  7,606       0.76%          --
2016  Lowest contract charge 1.30% Class P-2               $12.00            --               --         --         5.91%
      Highest contract charge 1.70% Class P-2              $11.81            --               --         --         5.45%
      All contract charges                                     --           484         $  5,775       1.31%          --
2015  Lowest contract charge 1.30% Class P-2               $11.33            --               --         --        (2.41)%
      Highest contract charge 1.70% Class P-2              $11.20            --               --         --        (2.78)%
      All contract charges                                     --           504         $  5,699       1.50%          --
2014  Lowest contract charge 1.30% Class P-2               $11.61            --               --         --         1.57%
      Highest contract charge 1.70% Class P-2              $11.52            --               --         --         1.14%
      All contract charges                                     --           489         $  5,664       0.08%          --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2018  Lowest contract charge 0.30% Class 4                 $10.29            --               --         --       (14.53)%
      Highest contract charge 1.70% Class 4                $10.22            --               --         --       (15.75)%
      All contract charges                                     --         5,012         $ 51,492       0.71%          --
2017  Lowest contract charge 0.30% Class 4                 $12.04            --               --         --        28.63%
      Highest contract charge 1.70% Class 4                $12.13            --               --         --        26.88%
      All contract charges                                     --         4,386         $ 53,367       0.85%          --
2016  Lowest contract charge 0.30% Class 4                 $ 9.36            --               --         --         4.82%
      Highest contract charge 1.70% Class 4                $ 9.56            --               --         --         3.24%
      All contract charges                                     --         3,789         $ 36,229       0.67           --
2015  Lowest contract charge 0.30% Class 4                 $ 8.93            --               --         --        (3.67)%
      Highest contract charge 1.70% Class 4                $ 9.26            --               --         --        (5.03)%
      All contract charges                                     --         3,247         $ 29,955       0.58%          --
2014  Lowest contract charge 1.20% Class 4                 $ 9.17            --               --         --        (9.30)%
      Highest contract charge 1.70% Class 4                $ 9.75            --               --         --        (9.64)%
      All contract charges                                     --         2,069         $ 20,029       1.59%          --
AXA 400 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B                 $18.07            --               --         --       (12.83)%
      Highest contract charge 1.70% Class B                $19.76            --               --         --       (13.75)%
      All contract charges                                     --         3,091         $ 58,913       0.89%          --
2017  Lowest contract charge 0.65% Class B                 $20.73            --               --         --        14.47%
      Highest contract charge 1.70% Class B                $22.91            --               --         --        13.25%
      All contract charges                                     --         3,593         $ 79,230       0.74%          --
2016  Lowest contract charge 0.65% Class B                 $18.11            --               --         --        18.91%
      Highest contract charge 1.70% Class B                $20.23            --               --         --        17.68%
      All contract charges                                     --         3,959         $ 78,033       0.74%          --
2015  Lowest contract charge 0.65% Class B                 $15.23            --               --         --        (3.73)%
      Highest contract charge 1.70% Class B                $17.19            --               --         --        (4.76)%
      All contract charges                                     --         4,241         $ 72,320       0.54%          --
2014  Lowest contract charge 0.65% Class B                 $15.82            --               --         --         8.06%
      Highest contract charge 1.70% Class B                $18.05            --               --         --         6.93%
      All contract charges                                     --         4,305         $ 77,669       0.40%          --
AXA 500 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B                 $20.15            --               --         --        (6.67)%
      Highest contract charge 1.70% Class B                $20.26            --               --         --        (7.66)%
      All contract charges                                     --         6,960         $139,884       1.03%          --
2017  Lowest contract charge 0.65% Class B                 $21.59            --               --         --        19.94%
      Highest contract charge 1.70% Class B                $21.94            --               --         --        18.66%
      All contract charges                                     --         8,242         $179,840       1.08%          --
2016  Lowest contract charge 0.65% Class B                 $18.00            --               --         --        10.29%
      Highest contract charge 1.70% Class B                $18.49            --               --         --         9.15%
      All contract charges                                     --         9,491         $175,396       1.20%          --

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.65% Class B       $16.32            --               --         --        (0.24)%
      Highest contract charge 1.70% Class B      $16.94            --               --         --        (1.34)%
      All contract charges                           --        10,031         $170,851       0.90%          --
2014  Lowest contract charge 0.65% Class B       $16.36            --               --         --        11.83%
      Highest contract charge 1.70% Class B      $17.17            --               --         --        10.70%
      All contract charges                           --        10,706         $185,193       0.57%          --
AXA 2000 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B       $17.17            --               --         --       (12.49)%
      Highest contract charge 1.70% Class B      $19.24            --               --         --       (13.41)%
      All contract charges                           --         3,194         $ 60,105       0.73%          --
2017  Lowest contract charge 0.65% Class B       $19.62            --               --         --        13.15%
      Highest contract charge 1.70% Class B      $22.22            --               --         --        11.94%
      All contract charges                           --         3,550         $ 77,736       0.70%          --
2016  Lowest contract charge 0.65% Class B       $17.34            --               --         --        19.75%
      Highest contract charge 1.70% Class B      $19.85            --               --         --        18.44%
      All contract charges                           --         3,941         $ 77,963       0.70%          --
2015  Lowest contract charge 0.65% Class B       $14.48            --               --         --        (5.73)%
      Highest contract charge 1.70% Class B      $16.76            --               --         --        (6.68)%
      All contract charges                           --         4,452         $ 74,582       0.39%          --
2014  Lowest contract charge 0.65% Class B       $15.36            --               --         --         3.36%
      Highest contract charge 1.70% Class B      $17.96            --               --         --         2.28%
      All contract charges                           --         4,617         $ 83,163       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 1.30% Class A       $16.80            --               --         --        (9.87)%
      Highest contract charge 1.70% Class A      $16.18            --               --         --       (10.31)%
      All contract charges                           --         1,025         $ 17,064       1.63%          --
2017  Lowest contract charge 1.30% Class A       $18.64            --               --         --        17.53%
      Highest contract charge 1.70% Class A      $18.04            --               --         --        17.07%
      All contract charges                           --         1,073         $ 19,847       1.57%          --
2016  Lowest contract charge 1.30% Class A       $15.86            --               --         --         7.38%
      Highest contract charge 1.70% Class A      $15.41            --               --         --         6.94%
      All contract charges                           --         1,146         $ 18,059       0.98%          --
2015  Lowest contract charge 1.30% Class A       $14.77            --               --         --        (3.02)%
      Highest contract charge 1.70% Class A      $14.41            --               --         --        (3.42)%
      All contract charges                           --         1,184         $ 17,376       0.93%          --
2014  Lowest contract charge 1.30% Class A       $15.23            --               --         --         3.32%
      Highest contract charge 1.70% Class A      $14.92            --               --         --         2.97%
      All contract charges                           --         1,348         $ 20,405       1.53%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 1.10% Class B       $10.70            --               --         --        (9.70)%
      Highest contract charge 1.25% Class B      $11.77            --               --         --        (9.88)%
      All contract charges                           --           708         $  7,939       1.63%          --
2017  Lowest contract charge 1.10% Class B       $11.85            --               --         --        17.79%
      Highest contract charge 1.25% Class B      $13.06            --               --         --        17.66%
      All contract charges                           --           557         $  6,931       1.57%          --
2016  Lowest contract charge 1.10% Class B       $10.06            --               --         --         7.59%
      Highest contract charge 1.25% Class B      $11.10            --               --         --         7.35%
      All contract charges                           --           273         $  2,901       0.98%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.35            --               --         --        (6.22)%
      Highest contract charge 1.25% Class B      $10.34            --               --         --        (2.91)%
      All contract charges                           --           118         $  1,216       0.93%          --
2014  Lowest contract charge 1.20% Class B       $10.66            --               --         --         3.50%
      Highest contract charge 1.25% Class B      $10.65            --               --         --         3.40%
      All contract charges                           --            94         $  1,006       1.53%          --

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA AGGRESSIVE STRATEGY
2018  Lowest contract charge 1.30% Class B     $14.74             --               --        --       (8.28)%
      Highest contract charge 1.70% Class B    $14.35             --               --        --       (8.60)%
      All contract charges                         --        234,232       $3,434,707      1.22%         --
2017  Lowest contract charge 1.30% Class B     $16.07             --               --        --       14.21%
      Highest contract charge 1.70% Class B    $15.70             --               --        --       13.77%
      All contract charges                         --        223,958       $3,578,153      1.71%         --
2016  Lowest contract charge 1.30% Class B     $14.07             --               --        --        7.73%
      Highest contract charge 1.70% Class B    $13.80             --               --        --        7.23%
      All contract charges                         --        193,603       $2,709,398      1.09%         --
2015  Lowest contract charge 1.30% Class B     $13.06             --               --        --       (2.46)%
      Highest contract charge 1.70% Class B    $12.87             --               --        --       (2.79)%
      All contract charges                         --        171,989       $2,236,469      1.43%         --
2014  Lowest contract charge 1.30% Class B     $13.39             --               --        --        4.86%
      Highest contract charge 1.70% Class B    $13.24             --               --        --        4.42%
      All contract charges                         --        118,842       $1,585,315      1.99%         --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.65% Class B     $13.27             --               --        --       (4.81)%
      Highest contract charge 1.70% Class B    $13.25             --               --        --       (5.83)%
      All contract charges                         --        193,589       $2,678,065      1.19%         --
2017  Lowest contract charge 0.65% Class B     $13.94             --               --        --        9.16%
      Highest contract charge 1.70% Class B    $14.07             --               --        --        7.98%
      All contract charges                         --        207,052       $3,033,570      1.29%         --
2016  Lowest contract charge 0.65% Class B     $12.77             --               --        --        5.28%
      Highest contract charge 1.70% Class B    $13.03             --               --        --        4.16%
      All contract charges                         --        206,228       $2,791,404      0.89%         --
2015  Lowest contract charge 0.65% Class B     $12.13             --               --        --       (1.30)%
      Highest contract charge 1.70% Class B    $12.51             --               --        --       (2.34)%
      All contract charges                         --        194,842       $2,525,918      1.04%         --
2014  Lowest contract charge 0.65% Class B     $12.29             --               --        --        3.71%
      Highest contract charge 1.70% Class B    $12.81             --               --        --        2.64%
      All contract charges                         --        168,531       $2,235,687      1.25%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.65% Class B     $12.53             --               --        --       (3.91)%
      Highest contract charge 1.70% Class B    $12.45             --               --        --       (4.89)%
      All contract charges                         --         92,579       $1,198,312      1.16%         --
2017  Lowest contract charge 0.65% Class B     $13.04             --               --        --        7.33%
      Highest contract charge 1.70% Class B    $13.09             --               --        --        6.16%
      All contract charges                         --        102,892       $1,397,489      1.22%         --
2016  Lowest contract charge 0.65% Class B     $12.15             --               --        --        4.20%
      Highest contract charge 1.70% Class B    $12.33             --               --        --        3.18%
      All contract charges                         --        103,465       $1,320,323      0.90%         --
2015  Lowest contract charge 0.65% Class B     $11.66             --               --        --       (1.10)%
      Highest contract charge 1.70% Class B    $11.95             --               --        --       (2.13)%
      All contract charges                         --         94,706       $1,168,745      0.99%         --
2014  Lowest contract charge 0.65% Class B     $11.79             --               --        --        3.15%
      Highest contract charge 1.70% Class B    $12.21             --               --        --        2.01%
      All contract charges                         --         83,471       $1,051,381      1.11%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 1.30% Class B     $11.33             --               --        --       (2.66)%
      Highest contract charge 1.70% Class B    $10.91             --               --        --       (3.11)%
      All contract charges                         --         51,579       $  582,463      1.14%         --
2017  Lowest contract charge 0.65% Class B     $11.36             --               --        --        3.56%
      Highest contract charge 1.70% Class B    $11.26             --               --        --        2.55%
      All contract charges                         --         61,121       $  710,754      0.98%         --

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY (CONTINUED)
2016  Lowest contract charge 0.65% Class B     $10.97             --               --        --         2.14%
      Highest contract charge 1.70% Class B    $10.98             --               --        --         1.01%
      All contract charges                         --         70,164       $  792,717      0.83%          --
2015  Lowest contract charge 0.65% Class B     $10.74             --               --        --        (0.83)%
      Highest contract charge 1.70% Class B    $10.87             --               --        --        (1.81)%
      All contract charges                         --         62,480       $  696,974      0.88%          --
2014  Lowest contract charge 0.65% Class B     $10.83             --               --        --         1.98%
      Highest contract charge 1.70% Class B    $11.07             --               --        --         0.82%
      All contract charges                         --         52,780       $  599,559      0.83%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $14.45             --               --        --       (13.27)%
      Highest contract charge 1.70% Class A    $13.92             --               --        --       (13.65)%
      All contract charges                         --            361       $    5,171      0.99%          --
2017  Lowest contract charge 1.30% Class A     $16.66             --               --        --        24.42%
      Highest contract charge 1.70% Class A    $16.12             --               --        --        23.90%
      All contract charges                         --            413       $    6,818      1.08%          --
2016  Lowest contract charge 1.30% Class A     $13.39             --               --        --         3.16%
      Highest contract charge 1.70% Class A    $13.01             --               --        --         2.68%
      All contract charges                         --            467       $    6,204      0.95%          --
2015  Lowest contract charge 1.30% Class A     $12.98             --               --        --        (3.06)%
      Highest contract charge 1.70% Class A    $12.67             --               --        --        (3.36)%
      All contract charges                         --            530       $    6,839      0.93%          --
2014  Lowest contract charge 1.30% Class A     $13.39             --               --        --         0.37%
      Highest contract charge 1.70% Class A    $13.11             --               --        --        (0.08)%
      All contract charges                         --            562       $    7,487      1.04%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class B     $30.65             --               --        --       (13.32)%
      Highest contract charge 1.70% Class B    $21.46             --               --        --       (13.68)%
      All contract charges                         --            279       $    7,728      0.99%          --
2017  Lowest contract charge 1.30% Class B     $35.36             --               --        --        24.46%
      Highest contract charge 1.70% Class B    $24.86             --               --        --        23.93%
      All contract charges                         --            341       $   10,751      1.08%          --
2016  Lowest contract charge 1.30% Class B     $28.41             --               --        --         3.12%
      Highest contract charge 1.70% Class B    $20.06             --               --        --         2.71%
      All contract charges                         --            348       $    8,719      0.95%          --
2015  Lowest contract charge 1.30% Class B     $27.55             --               --        --        (2.99)%
      Highest contract charge 1.70% Class B    $19.53             --               --        --        (3.41)%
      All contract charges                         --            328       $    8,040      0.93%          --
2014  Lowest contract charge 1.30% Class B     $28.40             --               --        --         0.35%
      Highest contract charge 1.70% Class B    $20.22             --               --        --         0.00%
      All contract charges                         --            294       $    7,409      1.04%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 0.65% Class B     $14.86             --               --        --        (6.66)%
      Highest contract charge 1.70% Class B    $15.00             --               --        --        (7.69)%
      All contract charges                         --        254,814       $4,017,172      1.20%          --
2017  Lowest contract charge 0.65% Class B     $15.92             --               --        --        12.99%
      Highest contract charge 1.70% Class B    $16.25             --               --        --        11.84%
      All contract charges                         --        255,967       $4,359,904      1.55%          --
2016  Lowest contract charge 0.65% Class B     $14.09             --               --        --         7.39%
      Highest contract charge 1.70% Class B    $14.53             --               --        --         6.21%
      All contract charges                         --        237,828       $3,616,245      1.00%          --
2015  Lowest contract charge 0.65% Class B     $13.12             --               --        --        (1.65)%
      Highest contract charge 1.70% Class B    $13.68             --               --        --        (2.63)%
      All contract charges                         --        217,542       $3,107,504      1.26%          --
2014  Lowest contract charge 0.65% Class B     $13.34             --               --        --         4.96%
      Highest contract charge 1.70% Class B    $14.05             --               --        --         3.84%
      All contract charges                         --        165,833       $2,437,544      1.66%          --

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $10.78            --               --         --       (15.98)%
      Highest contract charge 1.70% Class A    $10.39            --               --         --       (16.34)%
      All contract charges                         --           435         $  4,650       1.70%          --
2017  Lowest contract charge 1.30% Class A     $12.83            --               --         --        24.68%
      Highest contract charge 1.70% Class A    $12.42            --               --         --        24.20%
      All contract charges                         --           432         $  5,495       1.66%          --
2016  Lowest contract charge 1.30% Class A     $10.29            --               --         --        (1.15)%
      Highest contract charge 1.70% Class A    $10.00            --               --         --        (1.48)%
      All contract charges                         --           434         $  4,432       0.29%          --
2015  Lowest contract charge 1.30% Class A     $10.41            --               --         --        (5.54)%
      Highest contract charge 1.70% Class A    $10.15            --               --         --        (5.93)%
      All contract charges                         --           445         $  4,593       0.06%          --
2014  Lowest contract charge 1.30% Class A     $11.02            --               --         --        (7.47)%
      Highest contract charge 1.70% Class A    $10.79            --               --         --        (7.86)%
      All contract charges                         --           388         $  4,253       1.62%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class B     $14.99            --               --         --       (16.02)%
      Highest contract charge 1.70% Class B    $11.85            --               --         --       (16.37)%
      All contract charges                         --           437         $  6,117       1.70%          --
2017  Lowest contract charge 1.30% Class B     $17.85            --               --         --        24.65%
      Highest contract charge 1.70% Class B    $14.17            --               --         --        24.19%
      All contract charges                         --           491         $  8,206       1.66%          --
2016  Lowest contract charge 1.30% Class B     $14.32            --               --         --        (1.10)%
      Highest contract charge 1.70% Class B    $11.41            --               --         --        (1.47)%
      All contract charges                         --           545         $  7,273       0.29%          --
2015  Lowest contract charge 1.30% Class B     $14.48            --               --         --        (5.54)%
      Highest contract charge 1.70% Class B    $11.58            --               --         --        (6.01)%
      All contract charges                         --           583         $  7,915       0.06%          --
2014  Lowest contract charge 1.30% Class B     $15.33            --               --         --        (7.48)%
      Highest contract charge 1.70% Class B    $12.32            --               --         --        (7.85)%
      All contract charges                         --           545         $  7,822       1.62%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B     $10.70            --               --         --       (14.94)%
      Highest contract charge 1.70% Class B    $10.30            --               --         --       (15.92)%
      All contract charges                         --         8,262         $ 87,056       1.79%          --
2017  Lowest contract charge 0.65% Class B     $12.58            --               --         --        23.45%
      Highest contract charge 1.70% Class B    $12.25            --               --         --        22.13%
      All contract charges                         --         9,065         $113,324       1.96%          --
2016  Lowest contract charge 0.65% Class B     $10.19            --               --         --        (0.78)%
      Highest contract charge 1.70% Class B    $10.03            --               --         --        (1.76)%
      All contract charges                         --        10,749         $109,748       1.23%          --
2015  Lowest contract charge 0.65% Class B     $10.27            --               --         --        (3.02)%
      Highest contract charge 1.70% Class B    $10.21            --               --         --        (4.13)%
      All contract charges                         --        11,114         $115,259       0.04%          --
2014  Lowest contract charge 0.65% Class B     $10.59            --               --         --        (7.11)%
      Highest contract charge 1.70% Class B    $10.65            --               --         --        (8.03)%
      All contract charges                         --        11,094         $119,622       0.84%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $10.31            --               --         --       (17.59)%
      Highest contract charge 1.70% Class A    $ 9.94            --               --         --       (17.92)%
      All contract charges                         --           233         $  2,379       1.62%          --
2017  Lowest contract charge 1.30% Class A     $12.51            --               --         --        21.69%
      Highest contract charge 1.70% Class A    $12.11            --               --         --        21.34%
      All contract charges                         --           277         $  3,440       1.87%          --

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        --------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2016        Lowest contract charge 1.30% Class A          $10.28           --               --          --       (0.48)%
            Highest contract charge 1.70% Class A         $ 9.98           --               --          --       (0.99)%
            All contract charges                              --          306          $ 3,115        0.45%         --
2015        Lowest contract charge 1.30% Class A          $10.33           --               --          --       (4.44)%
            Highest contract charge 1.70% Class A         $10.08           --               --          --       (4.82)%
            All contract charges                              --          359          $ 3,686        0.10%         --
2014        Lowest contract charge 1.30% Class A          $10.81           --               --          --       (8.39)%
            Highest contract charge 1.70% Class A         $10.59           --               --          --       (8.71)%
            All contract charges                              --          375          $ 4,031        1.63%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class B          $22.35           --               --          --       (7.64)%
            Highest contract charge 1.70% Class B         $15.99           --               --          --       (8.05)%
            All contract charges                              --          401          $ 8,197        0.97%         --
2017        Lowest contract charge 1.30% Class B          $24.20           --               --          --       20.40%
            Highest contract charge 1.70% Class B         $17.39           --               --          --       19.93%
            All contract charges                              --          487          $10,843        1.01%         --
2016        Lowest contract charge 1.30% Class B          $20.10           --               --          --        8.41%
            Highest contract charge 1.70% Class B         $14.50           --               --          --        7.97%
            All contract charges                              --          509          $ 9,344        1.19%         --
2015        Lowest contract charge 1.30% Class B          $18.54           --               --          --       (0.96)%
            Highest contract charge 1.70% Class B         $13.43           --               --          --       (1.40)%
            All contract charges                              --          493          $ 8,225        1.05%         --
2014        Lowest contract charge 1.30% Class B          $18.72           --               --          --       10.18%
            Highest contract charge 1.70% Class B         $13.62           --               --          --        9.75%
            All contract charges                              --          464          $ 7,756        1.24%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class A          $23.79           --               --          --       (4.23)%
            Highest contract charge 1.70% Class A         $22.92           --               --          --       (4.62)%
            All contract charges                              --          216          $ 5,059        0.47%         --
2017        Lowest contract charge 1.30% Class A          $24.84           --               --          --       27.52%
            Highest contract charge 1.70% Class A         $24.03           --               --          --       27.01%
            All contract charges                              --          255          $ 6,271        0.48%         --
2016        Lowest contract charge 1.30% Class A          $19.48           --               --          --        4.17%
            Highest contract charge 1.70% Class A         $18.92           --               --          --        3.73%
            All contract charges                              --          274          $ 5,298        0.56%         --
2015        Lowest contract charge 1.30% Class A          $18.70           --               --          --        2.69%
            Highest contract charge 1.70% Class A         $18.24           --               --          --        2.24%
            All contract charges                              --          314          $ 5,839        0.30%         --
2014        Lowest contract charge 1.30% Class A          $18.21           --               --          --        9.63%
            Highest contract charge 1.70% Class A         $17.84           --               --          --        9.25%
            All contract charges                              --          289          $ 5,230        0.24%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class B          $27.77           --               --          --       (4.24)%
            Highest contract charge 1.70% Class B         $29.67           --               --          --       (4.63)%
            All contract charges                              --          570          $15,944        0.47%         --
2017        Lowest contract charge 1.30% Class B          $29.00           --               --          --       27.53%
            Highest contract charge 1.70% Class B         $31.11           --               --          --       27.03%
            All contract charges                              --          668          $19,555        0.48%         --
2016        Lowest contract charge 1.30% Class B          $22.74           --               --          --        4.17%
            Highest contract charge 1.70% Class B         $24.49           --               --          --        3.73%
            All contract charges                              --          733          $16,909        0.56%         --
2015        Lowest contract charge 1.30% Class B          $21.83           --               --          --        2.68%
            Highest contract charge 1.70% Class B         $23.61           --               --          --        2.25%
            All contract charges                              --          772          $17,200        0.30%         --

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charge 1.30% Class B         $21.26           --               --          --         9.64%
          Highest contract charge 1.70% Class B        $23.09           --               --          --         9.22%
          All contract charges                             --          720          $15,801        0.24%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class A         $19.13           --               --          --       (11.11)%
          Highest contract charge 1.70% Class A        $18.43           --               --          --       (11.48)%
          All contract charges                             --          495          $ 9,390        2.42%          --
2017      Lowest contract charge 1.30% Class A         $21.52           --               --          --        12.38%
          Highest contract charge 1.70% Class A        $20.82           --               --          --        11.94%
          All contract charges                             --          503          $10,734        1.53%          --
2016      Lowest contract charge 1.30% Class A         $19.15           --               --          --        13.85%
          Highest contract charge 1.70% Class A        $18.60           --               --          --        13.35%
          All contract charges                             --          489          $ 9,281        1.79%          --
2015      Lowest contract charge 1.30% Class A         $16.82           --               --          --        (5.24)%
          Highest contract charge 1.70% Class A        $16.41           --               --          --        (5.64)%
          All contract charges                             --          976          $16,144        2.25%          --
2014      Lowest contract charge 1.30% Class A         $17.75           --               --          --        10.73%
          Highest contract charge 1.70% Class A        $17.39           --               --          --        10.34%
          All contract charges                             --          349          $ 6,155        1.87%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class B         $17.74           --               --          --       (11.08)%
          Highest contract charge 1.70% Class B        $19.28           --               --          --       (11.48)%
          All contract charges                             --          607          $10,830        2.42%          --
2017      Lowest contract charge 1.30% Class B         $19.95           --               --          --        12.33%
          Highest contract charge 1.70% Class B        $21.78           --               --          --        11.92%
          All contract charges                             --          734          $14,837        1.53%          --
2016      Lowest contract charge 1.30% Class B         $17.76           --               --          --        13.85%
          Highest contract charge 1.70% Class B        $19.46           --               --          --        13.40%
          All contract charges                             --          811          $14,619        1.79%          --
2015      Lowest contract charge 1.30% Class B         $15.60           --               --          --        (5.28)%
          Highest contract charge 1.70% Class B        $17.16           --               --          --        (5.66)%
          All contract charges                             --          817          $12,896        2.25%          --
2014      Lowest contract charge 1.30% Class B         $16.47           --               --          --        10.76%
          Highest contract charge 1.70% Class B        $18.19           --               --          --        10.31%
          All contract charges                             --          805          $13,433        1.87%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class A         $20.13           --               --          --       (14.41)%
          Highest contract charge 1.70% Class A        $19.39           --               --          --       (14.81)%
          All contract charges                             --          241          $ 4,819        1.21%          --
2017      Lowest contract charge 1.30% Class A         $23.52           --               --          --        10.89%
          Highest contract charge 1.70% Class A        $22.76           --               --          --        10.43%
          All contract charges                             --          229          $ 5,338        1.07%          --
2016      Lowest contract charge 1.30% Class A         $21.21           --               --          --        16.09%
          Highest contract charge 1.70% Class A        $20.61           --               --          --        15.66%
          All contract charges                             --          216          $ 4,560        1.36%          --
2015      Lowest contract charge 1.30% Class A         $18.27           --               --          --        (4.79)%
          Highest contract charge 1.70% Class A        $17.82           --               --          --        (5.16)%
          All contract charges                             --          199          $ 3,604        0.85%          --
2014      Lowest contract charge 1.30% Class A         $19.19           --               --          --         9.47%
          Highest contract charge 1.70% Class A        $18.79           --               --          --         8.99%
          All contract charges                             --          172          $ 3,272        0.63%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class B         $23.17           --               --          --       (14.41)%
          Highest contract charge 1.70% Class B        $23.93           --               --          --       (14.78)%
          All contract charges                             --          414          $ 9,486        1.21%          --

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2017    Lowest contract charge 1.30% Class B        $27.07             --               --        --       10.85%
        Highest contract charge 1.70% Class B       $28.08             --               --        --       10.42%
        All contract charges                            --            489       $   13,131      1.07%         --
2016    Lowest contract charge 1.30% Class B        $24.42             --               --        --       16.12%
        Highest contract charge 1.70% Class B       $25.43             --               --        --       15.64%
        All contract charges                            --            515       $   12,477      1.36%         --
2015    Lowest contract charge 1.30% Class B        $21.03             --               --        --       (4.76)%
        Highest contract charge 1.70% Class B       $21.99             --               --        --       (5.17)%
        All contract charges                            --            429       $    8,993      0.85%         --
2014    Lowest contract charge 1.30% Class B        $22.08             --               --        --        9.42%
        Highest contract charge 1.70% Class B       $23.19             --               --        --        8.98%
        All contract charges                            --            322       $    7,158      0.63%         --
AXA MODERATE ALLOCATION
2018    Lowest contract charge 1.30% Class A        $13.55             --               --        --       (6.03)%
        Highest contract charge 1.70% Class A       $13.06             --               --        --       (6.38)%
        All contract charges                            --          7,282       $   97,916      1.65%         --
2017    Lowest contract charge 1.30% Class A        $14.42             --               --        --        9.66%
        Highest contract charge 1.70% Class A       $13.95             --               --        --        9.15%
        All contract charges                            --          7,245       $  103,678      1.29%         --
2016    Lowest contract charge 1.30% Class A        $13.15             --               --        --        3.95%
        Highest contract charge 1.70% Class A       $12.78             --               --        --        3.57%
        All contract charges                            --          7,444       $   97,273      0.97%         --
2015    Lowest contract charge 1.30% Class A        $12.65             --               --        --       (2.17)%
        Highest contract charge 1.70% Class A       $12.34             --               --        --       (2.53)%
        All contract charges                            --          7,426       $   93,368      0.93%         --
2014    Lowest contract charge 1.30% Class A        $12.93             --               --        --        1.73%
        Highest contract charge 1.70% Class A       $12.66             --               --        --        1.28%
        All contract charges                            --          6,400       $   82,370      1.26%         --
AXA MODERATE ALLOCATION
2018    Lowest contract charge 1.10% Class B        $10.31             --               --        --       (5.84)%
        Highest contract charge 1.25% Class B       $10.81             --               --        --       (6.00)%
        All contract charges                            --          5,157       $   54,691      1.65%         --
2017    Lowest contract charge 1.10% Class B        $10.95             --               --        --        9.83%
        Highest contract charge 1.25% Class B       $11.50             --               --        --        9.63%
        All contract charges                            --          3,892       $   43,939      1.29%         --
2016    Lowest contract charge 1.10% Class B        $ 9.97             --               --        --        4.18%
        Highest contract charge 1.25% Class B       $10.49             --               --        --        4.07%
        All contract charges                            --          3,079       $   31,796      0.97%         --
2015    Lowest contract charge 1.10% Class B(e)     $ 9.57             --               --        --       (4.01)%
        Highest contract charge 1.25% Class B       $10.08             --               --        --       (2.14)%
        All contract charges                            --          1,656       $   16,584      0.93%         --
2014    Lowest contract charge 1.20% Class B        $10.30             --               --        --        1.78%
        Highest contract charge 1.25% Class B       $10.30             --               --        --        1.78%
        All contract charges                            --            643       $    6,617      1.26%         --
AXA MODERATE GROWTH STRATEGY
2018    Lowest contract charge 0.65% Class B        $14.05             --               --        --       (5.77)%
        Highest contract charge 1.70% Class B       $14.12             --               --        --       (6.74)%
        All contract charges                            --        386,476       $5,690,464      1.18%         --
2017    Lowest contract charge 0.65% Class B        $14.91             --               --        --       11.02%
        Highest contract charge 1.70% Class B       $15.14             --               --        --        9.87%
        All contract charges                            --        410,293       $6,460,092      1.40%         --
2016    Lowest contract charge 0.65% Class B        $13.43             --               --        --        6.42%
        Highest contract charge 1.70% Class B       $13.78             --               --        --        5.27%
        All contract charges                            --        412,040       $5,886,347      0.93%         --

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2015  Lowest contract charge 0.65% Class B       $12.62             --               --        --       (1.48)%
      Highest contract charge 1.70% Class B      $13.09             --               --        --       (2.46)%
      All contract charges                           --        398,866       $5,398,722      1.10%         --
2014  Lowest contract charge 0.65% Class B       $12.81             --               --        --        4.32%
      Highest contract charge 1.70% Class B      $13.42             --               --        --        3.23%
      All contract charges                           --        357,621       $4,954,307      1.33%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 1.30% Class A       $15.13             --               --        --       (8.02)%
      Highest contract charge 1.70% Class A      $14.58             --               --        --       (8.42)%
      All contract charges                           --          2,039       $   30,652      1.68%         --
2017  Lowest contract charge 1.30% Class A       $16.45             --               --        --       13.37%
      Highest contract charge 1.70% Class A      $15.92             --               --        --       12.99%
      All contract charges                           --          2,208       $   36,100      1.43%         --
2016  Lowest contract charge 1.30% Class A       $14.51             --               --        --        5.91%
      Highest contract charge 1.70% Class A      $14.09             --               --        --        5.39%
      All contract charges                           --          2,447       $   35,296      0.91%         --
2015  Lowest contract charge 1.30% Class A       $13.70             --               --        --       (2.56)%
      Highest contract charge 1.70% Class A      $13.37             --               --        --       (2.90)%
      All contract charges                           --          2,757       $   37,605      0.93%         --
2014  Lowest contract charge 1.30% Class A       $14.06             --               --        --        2.40%
      Highest contract charge 1.70% Class A      $13.77             --               --        --        2.00%
      All contract charges                           --          2,942       $   41,212      1.39%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 1.10% Class B       $10.51             --               --        --       (7.89)%
      Highest contract charge 1.25% Class B      $11.28             --               --        --       (7.99)%
      All contract charges                           --          2,433       $   26,363      1.68%         --
2017  Lowest contract charge 1.10% Class B       $11.41             --               --        --       13.65%
      Highest contract charge 1.25% Class B      $12.26             --               --        --       13.41%
      All contract charges                           --          1,846       $   21,863      1.43%         --
2016  Lowest contract charge 1.10% Class B       $10.04             --               --        --        6.13%
      Highest contract charge 1.25% Class B      $10.81             --               --        --        5.98%
      All contract charges                           --          1,404       $   14,859      0.91%         --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.46             --               --        --       (5.12)%
      Highest contract charge 1.25% Class B      $10.20             --               --        --       (2.49)%
      All contract charges                           --            898       $    9,049      0.93%         --
2014  Lowest contract charge 1.20% Class B       $10.47             --               --        --        2.55%
      Highest contract charge 1.25% Class B      $10.46             --               --        --        2.45%
      All contract charges                           --            594       $    6,215      1.39%         --
AXA ULTRA CONSERVATIVE STRATEGY
2018  Lowest contract charge 1.30% Class B       $ 9.99             --               --        --       (1.67)%
      Highest contract charge 1.70% Class B      $ 9.70             --               --        --       (2.12)%
      All contract charges                           --        109,223       $1,079,622      2.70%         --
2017  Lowest contract charge 1.30% Class B       $10.16             --               --        --        0.59%
      Highest contract charge 1.70% Class B      $ 9.91             --               --        --        0.20%
      All contract charges                           --         13,061       $  131,233      0.56%         --
2016  Lowest contract charge 1.30% Class B       $10.10             --               --        --        0.10%
      Highest contract charge 1.70% Class B      $ 9.89             --               --        --       (0.30)%
      All contract charges                           --         23,917       $  239,324      0.22%         --
2015  Lowest contract charge 1.30% Class B       $10.09             --               --        --       (1.37)%
      Highest contract charge 1.70% Class B      $ 9.92             --               --        --       (1.68)%
      All contract charges                           --          4,601       $   46,148      1.60%         --
2014  Lowest contract charge 1.30% Class B       $10.23             --               --        --        0.59%
      Highest contract charge 1.70% Class B      $10.09             --               --        --        0.20%
      All contract charges                           --            256       $    2,600      1.04%         --

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/AB DYNAMIC AGGRESSIVE GROWTH
2018  Lowest contract charge 1.30% Class B(q)     $ 9.31             --               --        --       (9.26)%
      Highest contract charge 1.65% Class B(q)    $ 9.27             --               --        --       (9.56)%
      All contract charges                            --          8,882       $   82,654      2.44%         --
AXA/AB DYNAMIC GROWTH
2018  Lowest contract charge 1.30% Class B        $10.08             --               --        --       (8.20)%
      Highest contract charge 1.70% Class B       $ 9.93             --               --        --       (8.56)%
      All contract charges                            --         59,844       $  602,293      1.05%         --
2017  Lowest contract charge 1.30% Class B        $10.98             --               --        --       13.31%
      Highest contract charge 1.70% Class B       $10.86             --               --        --       12.77%
      All contract charges                            --         48,758       $  534,452      1.10%         --
2016  Lowest contract charge 1.30% Class B        $ 9.69             --               --        --        2.65%
      Highest contract charge 1.70% Class B       $ 9.63             --               --        --        2.23%
      All contract charges                            --         35,001       $  338,902      0.34%         --
2015  Lowest contract charge 1.30% Class B(e)     $ 9.44             --               --        --       (5.22)%
      Highest contract charge 1.70% Class B(e)    $ 9.42             --               --        --       (5.42)%
      All contract charges                            --         15,626       $  147,439      0.28%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.30% Class B        $11.53             --               --        --       (6.11)%
      Highest contract charge 1.70% Class B       $12.09             --               --        --       (7.43)%
      All contract charges                            --        190,184       $2,350,637      1.12%         --
2017  Lowest contract charge 0.30% Class B        $12.28             --               --        --       12.56%
      Highest contract charge 1.70% Class B       $13.06             --               --        --       10.96%
      All contract charges                            --        208,647       $2,775,306      1.21%         --
2016  Lowest contract charge 0.30% Class B        $10.91             --               --        --        3.41%
      Highest contract charge 1.70% Class B       $11.77             --               --        --        1.99%
      All contract charges                            --        209,957       $2,508,401      0.40%         --
2015  Lowest contract charge 0.65% Class B        $12.15             --               --        --       (1.22)%
      Highest contract charge 1.70% Class B       $11.54             --               --        --       (2.29)%
      All contract charges                            --        207,777       $2,426,133      0.78%         --
2014  Lowest contract charge 0.65% Class B        $12.30             --               --        --        4.06%
      Highest contract charge 1.70% Class B       $11.81             --               --        --        2.96%
      All contract charges                            --        170,494       $2,031,930      0.95%         --
AXA/AB SHORT DURATION GOVERNMENT BOND
2018  Lowest contract charge 1.10% Class B        $ 9.70             --               --        --        0.00%
      Highest contract charge 1.25% Class B       $ 9.41             --               --        --       (0.11)%
      All contract charges                            --            332       $    3,172      1.57%         --
2017  Lowest contract charge 1.10% Class B        $ 9.70             --               --        --       (0.92)%
      Highest contract charge 1.25% Class B       $ 9.42             --               --        --       (1.05)%
      All contract charges                            --            214       $    2,045      0.53%         --
2016  Lowest contract charge 1.10% Class B        $ 9.79             --               --        --       (0.91)%
      Highest contract charge 1.25% Class B       $ 9.52             --               --        --       (1.04)%
      All contract charges                            --            173       $    1,662      0.10%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.88             --               --        --       (1.10)%
      Highest contract charge 1.25% Class B       $ 9.62             --               --        --       (1.74)%
      All contract charges                            --            120       $    1,167      0.00%         --
2014  Lowest contract charge 1.20% Class B        $ 9.80             --               --        --       (1.71)%
      Highest contract charge 1.25% Class B       $ 9.79             --               --        --       (1.81)%
      All contract charges                            --             57       $      560      0.00%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 1.30% Class A        $25.92             --               --        --       (9.08)%
      Highest contract charge 1.70% Class A       $24.98             --               --        --       (9.46)%
      All contract charges                            --          1,729       $   44,250      0.13%         --
2017  Lowest contract charge 1.30% Class A        $28.51             --               --        --       21.06%
      Highest contract charge 1.70% Class A       $27.59             --               --        --       20.59%
      All contract charges                            --          1,839       $   51,700      0.28%         --

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2016  Lowest contract charge 0.65% Class A       $18.66            --              --          --       11.87%
      Highest contract charge 1.70% Class A      $22.88            --              --          --       10.69%
      All contract charges                           --         1,730         $40,211        0.40%         --
2015  Lowest contract charge 0.65% Class A       $16.68            --              --          --       (3.53)%
      Highest contract charge 1.70% Class A      $20.67            --              --          --       (4.57)%
      All contract charges                           --         1,447         $30,413        0.05%         --
2014  Lowest contract charge 0.65% Class A       $17.29            --              --          --        2.86%
      Highest contract charge 1.70% Class A      $21.66            --              --          --        1.83%
      All contract charges                           --         1,187         $26,079        0.07%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.30% Class B       $13.06            --              --          --       (8.16)%
      Highest contract charge 1.70% Class B      $33.87            --              --          --       (9.46)%
      All contract charges                           --         1,289         $21,276        0.13%         --
2017  Lowest contract charge 1.10% Class B(e)    $12.39            --              --          --       21.35%
      Highest contract charge 1.70% Class B      $37.41            --              --          --       20.60%
      All contract charges                           --         1,053         $22,411        0.28%         --
2016  Lowest contract charge 0.30% Class B       $11.62            --              --          --       12.16%
      Highest contract charge 1.70% Class B      $31.02            --              --          --       10.67%
      All contract charges                           --           927         $18,137        0.40%         --
2015  Lowest contract charge 0.30% Class B       $10.36            --              --          --       (3.18)%
      Highest contract charge 1.70% Class B      $28.03            --              --          --       (4.56)%
      All contract charges                           --           913         $17,098        0.05%         --
2014  Lowest contract charge 1.20% Class B       $10.58            --              --          --        2.32%
      Highest contract charge 1.70% Class B      $29.37            --              --          --        1.80%
      All contract charges                           --           741         $15,872        0.07%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018  Lowest contract charge 1.10% Class B(r)    $ 9.40            --              --          --       (7.57)%
      Highest contract charge 1.70% Class B      $17.04            --              --          --       (2.01)%
      All contract charges                           --         3,990         $71,191        0.17%         --
2017  Lowest contract charge 1.30% Class B       $17.89            --              --          --       23.98%
      Highest contract charge 1.70% Class B      $17.39            --              --          --       23.42%
      All contract charges                           --         4,380         $82,106        0.07%         --
2016  Lowest contract charge 1.30% Class B       $14.43            --              --          --       (0.41)%
      Highest contract charge 1.70% Class B      $14.09            --              --          --       (0.84)%
      All contract charges                           --         4,991         $75,699        0.00%         --
2015  Lowest contract charge 1.30% Class B       $14.49            --              --          --       (0.07)%
      Highest contract charge 1.70% Class B      $14.21            --              --          --       (0.42)%
      All contract charges                           --         5,919         $89,723        0.00%         --
2014  Lowest contract charge 1.30% Class B       $14.50            --              --          --        2.47%
      Highest contract charge 1.70% Class B      $14.27            --              --          --        2.00%
      All contract charges                           --         6,403         $97,019        0.00%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A       $15.63            --              --          --       (5.50)%
      Highest contract charge 1.70% Class A      $15.06            --              --          --       (5.93)%
      All contract charges                           --           276         $ 4,256        2.94%         --
2017  Lowest contract charge 1.30% Class A       $16.54            --              --          --        8.53%
      Highest contract charge 1.70% Class A      $16.01            --              --          --        8.18%
      All contract charges                           --         1,021         $16,485        2.49%         --
2016  Lowest contract charge 1.30% Class A       $15.24            --              --          --        9.01%
      Highest contract charge 1.70% Class A      $14.80            --              --          --        8.58%
      All contract charges                           --           289         $ 4,352        2.58%         --
2015  Lowest contract charge 1.30% Class A       $13.98            --              --          --       (4.25)%
      Highest contract charge 1.70% Class A      $13.63            --              --          --       (4.69)%
      All contract charges                           --           263         $ 3,656        2.29%         --

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY (CONTINUED)
2014       Lowest contract charge 1.30% Class A         $14.60           --               --          --         4.81%
           Highest contract charge 1.70% Class A        $14.30           --               --          --         4.38%
           All contract charges                             --          268           $3,905        2.50%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class B         $13.77           --               --          --        (5.49)%
           Highest contract charge 1.70% Class B        $13.09           --               --          --        (5.96)%
           All contract charges                             --          345           $4,691        2.94%          --
2017       Lowest contract charge 1.30% Class B         $14.57           --               --          --         8.57%
           Highest contract charge 1.70% Class B        $13.92           --               --          --         8.16%
           All contract charges                             --          365           $5,231        2.49%          --
2016       Lowest contract charge 1.30% Class B         $13.42           --               --          --         9.02%
           Highest contract charge 1.70% Class B        $12.87           --               --          --         8.52%
           All contract charges                             --          397           $5,258        2.58%          --
2015       Lowest contract charge 1.30% Class B         $12.31           --               --          --        (4.35)%
           Highest contract charge 1.70% Class B        $11.86           --               --          --        (4.66)%
           All contract charges                             --          421           $5,107        2.29%          --
2014       Lowest contract charge 1.30% Class B         $12.87           --               --          --         4.89%
           Highest contract charge 1.70% Class B        $12.44           --               --          --         4.45%
           All contract charges                             --          445           $5,631        2.50%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018       Lowest contract charge 0.65% Class A         $17.10           --               --          --       (13.42)%
           Highest contract charge 1.70% Class A        $18.96           --               --          --       (14.32)%
           All contract charges                             --           99           $1,932        0.60%          --
2017       Lowest contract charge 1.30% Class A         $22.87           --               --          --        10.27%
           Highest contract charge 1.70% Class A        $22.13           --               --          --         9.88%
           All contract charges                             --          131           $2,962        0.55%          --
2016       Lowest contract charge 1.30% Class A         $20.74           --               --          --        23.31%
           Highest contract charge 1.70% Class A        $20.14           --               --          --        22.73%
           All contract charges                             --          150           $3,089        0.37%          --
2015       Lowest contract charge 1.30% Class A         $16.82           --               --          --        (7.79)%
           Highest contract charge 1.70% Class A        $16.41           --               --          --        (8.12)%
           All contract charges                             --          153           $2,567        0.23%          --
2014       Lowest contract charge 1.30% Class A         $18.24           --               --          --         0.83%
           Highest contract charge 1.70% Class A        $17.86           --               --          --         0.39%
           All contract charges                             --          171           $3,093        0.02%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class B         $15.03           --               --          --       (13.97)%
           Highest contract charge 1.70% Class B        $14.30           --               --          --       (14.32)%
           All contract charges                             --          460           $6,784        0.60%          --
2017       Lowest contract charge 1.30% Class B         $17.47           --               --          --        10.29%
           Highest contract charge 1.70% Class B        $16.69           --               --          --         9.87%
           All contract charges                             --          529           $9,057        0.55%          --
2016       Lowest contract charge 1.30% Class B         $15.84           --               --          --        23.17%
           Highest contract charge 1.70% Class B        $15.19           --               --          --        22.70%
           All contract charges                             --          543           $8,432        0.37%          --
2015       Lowest contract charge 1.30% Class B         $12.86           --               --          --        (7.75)%
           Highest contract charge 1.70% Class B        $12.38           --               --          --        (8.09)%
           All contract charges                             --          608           $7,652        0.23%          --
2014       Lowest contract charge 1.30% Class B         $13.94           --               --          --         0.87%
           Highest contract charge 1.70% Class B        $13.47           --               --          --         0.37%
           All contract charges                             --          603           $8,255        0.02%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class A         $16.07           --               --          --        (9.87)%
           Highest contract charge 1.70% Class A        $15.49           --               --          --       (10.20)%
           All contract charges                             --          346           $5,507        2.12%          --

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                      YEARS ENDED DECEMBER 31,
                                                                  -------------------------------------------------------
                                                                                               ACCUMULATION
                                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT
                                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO*
                                                                  ---------- ----------------- ------------ -------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2017           Lowest contract charge 1.30% Class A                 $17.83            --               --         --
               Highest contract charge 1.70% Class A                $17.25            --               --         --
               All contract charges                                     --           420         $  7,420       1.65%
2016           Lowest contract charge 0.65% Class A                 $14.81            --               --         --
               Highest contract charge 1.70% Class A                $15.27            --               --         --
               All contract charges                                     --           490         $  7,636       1.61%
2015           Lowest contract charge 0.65% Class                   $13.61            --               --         --
               Highest contract charge 1.70% Class A                $14.18            --               --         --
               All contract charges                                     --           575         $  8,293       1.28%
2014           Lowest contract charge 1.30% Class A                 $15.16            --               --         --
               Highest contract charge 1.70% Class A                $14.84            --               --         --
               All contract charges                                     --           431         $  6,475       1.96%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018           Lowest contract charge 1.30% Class B                 $11.75            --               --         --
               Highest contract charge 1.70% Class B                $11.21            --               --         --
               All contract charges                                     --           397         $  4,596       2.12%
2017           Lowest contract charge 1.30% Class B                 $13.04            --               --         --
               Highest contract charge 1.70% Class B                $12.49            --               --         --
               All contract charges                                     --           451         $  5,783       1.65%
2016           Lowest contract charge 1.30% Class B                 $11.49            --               --         --
               Highest contract charge 1.70% Class B                $11.05            --               --         --
               All contract charges                                     --           476         $  5,409       1.61%
2015           Lowest contract charge 1.30% Class B                 $10.63            --               --         --
               Highest contract charge 1.70% Class B                $10.27            --               --         --
               All contract charges                                     --           513         $  5,380       1.28%
2014           Lowest contract charge 1.30% Class B                 $11.08            --               --         --
               Highest contract charge 1.70% Class B                $10.74            --               --         --
               All contract charges                                     --           504         $  5,525       1.96%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
2018           Lowest contract charge 1.30% Class B                 $10.25            --               --         --
               Highest contract charge 1.70% Class B                $10.10            --               --         --
               All contract charges                                     --        49,320         $504,559       0.98%
2017           Lowest contract charge 1.30% Class B                 $10.94            --               --         --
               Highest contract charge 1.70% Class B                $10.83            --               --         --
               All contract charges                                     --        41,484         $453,329       0.53%
2016           Lowest contract charge 1.30% Class B                 $10.04            --               --         --
               Highest contract charge 1.70% Class B                $ 9.97            --               --         --
               All contract charges                                     --        29,121         $291,950       0.38%
2015           Lowest contract charge 1.30% Class B(e)              $ 9.60            --               --         --
               Highest contract charge 1.70% Class B(e)             $ 9.58            --               --         --
               All contract charges                                     --        11,556         $110,896       0.32%
AXA/INVESCO STRATEGIC ALLOCATION
2018           Lowest contract charge 1.30% Class B                 $ 9.83            --               --         --
               Highest contract charge 1.70% Class B                $ 9.69            --               --         --
               All contract charges                                     --        25,664         $251,973       0.83%
2017           Lowest contract charge 1.30% Class B                 $10.49            --               --         --
               Highest contract charge 1.70% Class B                $10.38            --               --         --
               All contract charges                                     --        22,093         $231,467       0.31%
2016           Lowest contract charge 1.30% Class B                 $ 9.68            --               --         --
               Highest contract charge 1.70% Class B                $ 9.62            --               --         --
               All contract charges                                     --        16,629         $160,825       0.06%
2015           Lowest contract charge 1.30% Class B(e)              $ 9.50            --               --         --
               Highest contract charge 1.70% Class B(e)             $ 9.47            --               --         --
               All contract charges                                     --         6,921         $ 65,722       0.16%

                                                   --------

                                                    TOTAL
                                                   RETURN**
                                                   --------

Lowest contract charge 1.30% Class A                 13.49%
Highest contract charge 1.70% Class A                12.97%
All contract charges                                    --
Lowest contract charge 0.65% Class A                  8.82%
Highest contract charge 1.70% Class A                 7.69%
All contract charges                                    --
Lowest contract charge 0.65% Class                   (3.48)%
Highest contract charge 1.70% Class A                (4.45)%
All contract charges                                    --
Lowest contract charge 1.30% Class A                  4.12%
Highest contract charge 1.70% Class A                 3.63%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (9.89)%
Highest contract charge 1.70% Class B               (10.25)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                 13.49%
Highest contract charge 1.70% Class B                13.03%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.09%
Highest contract charge 1.70% Class B                 7.59%
All contract charges                                    --
Lowest contract charge 1.30% Class B                 (4.06)%
Highest contract charge 1.70% Class B                (4.38)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  4.14%
Highest contract charge 1.70% Class B                 3.67%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (6.31)%
Highest contract charge 1.70% Class B                (6.74)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.96%
Highest contract charge 1.70% Class B                 8.63%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  4.58%
Highest contract charge 1.70% Class B                 4.07%
All contract charges                                    --
Lowest contract charge 1.30% Class B(e)              (4.19)%
Highest contract charge 1.70% Class B(e)             (4.39)%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (6.29)%
Highest contract charge 1.70% Class B                (6.65)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.37%
Highest contract charge 1.70% Class B                 7.90%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  1.89%
Highest contract charge 1.70% Class B                 1.58%
All contract charges                                    --
Lowest contract charge 1.30% Class B(e)              (4.33)%
Highest contract charge 1.70% Class B(e)             (4.63)%
All contract charges                                    --

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/JANUS ENTERPRISE
2018  Lowest contract charge 1.30% Class A        $18.92            --               --         --       (3.07)%
      Highest contract charge 1.70% Class A       $18.23            --               --         --       (3.49)%
      All contract charges                            --         1,843         $ 34,523       0.00%         --
2017  Lowest contract charge 1.30% Class A        $19.52            --               --         --       26.26%
      Highest contract charge 1.70% Class A       $18.89            --               --         --       25.77%
      All contract charges                            --         1,844         $ 35,682       0.00%         --
2016  Lowest contract charge 0.65% Class A        $12.58            --               --         --       (4.91)%
      Highest contract charge 1.70% Class A       $15.02            --               --         --       (5.95)%
      All contract charges                            --         1,909         $ 29,259       0.00%         --
2015  Lowest contract charge 0.65% Class A        $13.23            --               --         --       (6.10)%
      Highest contract charge 1.70% Class A       $15.97            --               --         --       (7.15)%
      All contract charges                            --         2,119         $ 34,453       0.00%         --
2014  Lowest contract charge 0.65% Class A        $14.09            --               --         --       (1.40)%
      Highest contract charge 1.70% Class A       $17.20            --               --         --       (2.38)%
      All contract charges                            --         2,193         $ 38,236       0.00%         --
AXA/JANUS ENTERPRISE
2018  Lowest contract charge 1.10% Class B        $10.37            --               --         --       (2.90)%
      Highest contract charge 1.70% Class B       $22.68            --               --         --       (3.45)%
      All contract charges                            --         1,110         $ 17,273       0.00%         --
2017  Lowest contract charge 1.10% Class B        $10.68            --               --         --       26.54%
      Highest contract charge 1.70% Class B       $23.49            --               --         --       25.75%
      All contract charges                            --         1,012         $ 18,086       0.00%         --
2016  Lowest contract charge 1.10% Class B        $ 8.44            --               --         --       (5.38)%
      Highest contract charge 1.70% Class B       $18.68            --               --         --       (5.99)%
      All contract charges                            --           952         $ 14,661       0.00%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 8.92            --               --         --       (9.81)%
      Highest contract charge 1.70% Class B       $19.87            --               --         --       (7.06)%
      All contract charges                            --           874         $ 14,987       0.00%         --
2014  Lowest contract charge 1.20% Class B        $10.46            --               --         --       (1.88)%
      Highest contract charge 1.70% Class B       $21.38            --               --         --       (2.42)%
      All contract charges                            --           770         $ 14,709       0.00%         --
AXA/JPMORGAN STRATEGIC ALLOCATION
2018  Lowest contract charge 1.30% Class B(q)     $ 9.54            --               --         --       (6.01)%
      Highest contract charge 1.65% Class B(q)    $ 9.51            --               --         --       (6.21)%
      All contract charges                            --         7,242         $ 69,110       1.23%         --
AXA/LEGG MASON STRATEGIC ALLOCATION
2018  Lowest contract charge 1.30% Class B        $10.72            --               --         --       (7.27)%
      Highest contract charge 1.70% Class B       $10.59            --               --         --       (7.67)%
      All contract charges                            --        15,215         $162,945       1.44%         --
2017  Lowest contract charge 1.30% Class B        $11.56            --               --         --        9.37%
      Highest contract charge 1.70% Class B       $11.47            --               --         --        8.93%
      All contract charges                            --        10,544         $121,791       1.06%         --
2016  Lowest contract charge 1.30% Class B(g)     $10.57            --               --         --        4.97%
      Highest contract charge 1.70% Class B(g)    $10.53            --               --         --        4.57%
      All contract charges                            --         4,872         $ 51,475       1.29%         --
AXA/LOOMIS SAYLES GROWTH
2018  Lowest contract charge 1.30% Class A        $24.56            --               --         --       (4.25)%
      Highest contract charge 1.70% Class A       $23.66            --               --         --       (4.64)%
      All contract charges                            --         2,083         $ 50,745       0.09%         --
2017  Lowest contract charge 1.30% Class A        $25.65            --               --         --       32.90%
      Highest contract charge 1.70% Class A       $24.81            --               --         --       32.32%
      All contract charges                            --         1,959         $ 49,866       0.19%         --
2016  Lowest contract charge 1.30% Class A        $19.30            --               --         --        5.41%
      Highest contract charge 1.70% Class A       $18.75            --               --         --        4.98%
      All contract charges                            --         1,554         $ 29,781       0.43%         --

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2015  Lowest contract charge 1.30% Class A       $18.31            --              --          --        10.10%
      Highest contract charge 1.70% Class A      $17.86            --              --          --         9.64%
      All contract charges                           --           944         $17,189        0.14%          --
2014  Lowest contract charge 1.30% Class A       $16.63            --              --          --         6.40%
      Highest contract charge 1.70% Class A      $16.29            --              --          --         5.99%
      All contract charges                           --           833         $13,769        0.12%          --
AXA/LOOMIS SAYLES GROWTH
2018  Lowest contract charge 1.10% Class B       $13.85            --              --          --        (4.02)%
      Highest contract charge 1.70% Class B      $22.78            --              --          --        (4.65)%
      All contract charges                           --         1,517         $24,115        0.09%          --
2017  Lowest contract charge 1.10% Class B       $14.43            --              --          --        33.12%
      Highest contract charge 1.70% Class B      $23.89            --              --          --        32.28%
      All contract charges                           --         1,211         $20,879        0.19%          --
2016  Lowest contract charge 1.10% Class B       $10.84            --              --          --         5.65%
      Highest contract charge 1.70% Class B      $18.06            --              --          --         5.00%
      All contract charges                           --           767         $10,726        0.43%          --
2015  Lowest contract charge 1.10% Class B(e)    $10.26            --              --          --         3.64%
      Highest contract charge 1.70% Class B      $17.20            --              --          --         9.62%
      All contract charges                           --           262         $ 3,907        0.14%          --
2014  Lowest contract charge 1.20% Class B       $11.16            --              --          --         6.49%
      Highest contract charge 1.70% Class B      $15.69            --              --          --         6.01%
      All contract charges                           --           179         $ 2,603        0.12%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A       $15.04            --              --          --       (13.36)%
      Highest contract charge 1.70% Class A      $14.49            --              --          --       (13.75)%
      All contract charges                           --           165         $ 2,449        2.74%          --
2017  Lowest contract charge 1.30% Class A       $17.36            --              --          --        19.72%
      Highest contract charge 1.70% Class A      $16.80            --              --          --        19.23%
      All contract charges                           --           190         $ 3,264        1.38%          --
2016  Lowest contract charge 1.30% Class A       $14.50            --              --          --         3.87%
      Highest contract charge 1.70% Class A      $14.09            --              --          --         3.53%
      All contract charges                           --           210         $ 3,005        0.69%          --
2015  Lowest contract charge 1.30% Class A       $13.96            --              --          --        (3.86)%
      Highest contract charge 1.70% Class A      $13.61            --              --          --        (4.29)%
      All contract charges                           --           236         $ 3,279        0.00%          --
2014  Lowest contract charge 1.30% Class A       $14.52            --              --          --        (0.27)%
      Highest contract charge 1.70% Class A      $14.22            --              --          --        (0.63)%
      All contract charges                           --           263         $ 3,814        1.55%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.30% Class B       $11.19            --              --          --       (12.44)%
      Highest contract charge 1.70% Class B      $11.37            --              --          --       (13.73)%
      All contract charges                           --         1,017         $11,610        2.74%          --
2017  Lowest contract charge 0.30% Class B       $12.78            --              --          --        20.91%
      Highest contract charge 1.70% Class B      $13.18            --              --          --        19.17%
      All contract charges                           --         1,160         $15,399        1.38%          --
2016  Lowest contract charge 0.30% Class B       $10.57            --              --          --         4.97%
      Highest contract charge 1.70% Class B      $11.06            --              --          --         3.56%
      All contract charges                           --         1,265         $14,084        0.69%          --
2015  Lowest contract charge 0.30% Class B       $10.07            --              --          --        (2.89)%
      Highest contract charge 1.70% Class B      $10.68            --              --          --        (4.30)%
      All contract charges                           --         1,295         $13,927        0.00%          --
2014  Lowest contract charge 0.30% Class B       $10.37            --              --          --         0.78%
      Highest contract charge 1.70% Class B      $11.16            --              --          --        (0.62)%
      All contract charges                           --         1,232         $13,865        1.55%          --

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2018  Lowest contract charge 0.30% Class III     $11.09            --               --         --       (7.81)%
      Highest contract charge 1.70% Class III    $12.71            --               --         --       (9.21)%
      All contract charges                           --         8,626         $104,285       0.84%         --
2017  Lowest contract charge 0.30% Class III     $12.03            --               --         --       13.38%
      Highest contract charge 1.70% Class III    $14.00            --               --         --       11.82%
      All contract charges                           --         9,120         $121,106       1.31%         --
2016  Lowest contract charge 0.30% Class III     $10.61            --               --         --        3.51%
      Highest contract charge 1.70% Class III    $12.52            --               --         --        2.04%
      All contract charges                           --         8,837         $105,416       1.26%         --
2015  Lowest contract charge 0.30% Class III     $10.25            --               --         --       (1.35)%
      Highest contract charge 1.70% Class III    $12.27            --               --         --       (2.70)%
      All contract charges                           --         8,262         $ 97,493       1.11%         --
2014  Lowest contract charge 0.30% Class III     $10.39            --               --         --        1.66%
      Highest contract charge 1.70% Class III    $12.61            --               --         --        0.24%
      All contract charges                           --         6,696         $ 83,065       2.52%         --
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
2018  Lowest contract charge 1.30% Class III     $27.51            --               --         --        1.44%
      Highest contract charge 1.70% Class III    $26.51            --               --         --        1.03%
      All contract charges                           --         2,054         $ 55,833       0.00%         --
2017  Lowest contract charge 1.30% Class III     $27.12            --               --         --       27.50%
      Highest contract charge 1.70% Class III    $26.24            --               --         --       27.01%
      All contract charges                           --         1,611         $ 43,359       0.00%         --
2016  Lowest contract charge 0.65% Class III     $19.69            --               --         --        6.84%
      Highest contract charge 1.70% Class III    $20.66            --               --         --        5.73%
      All contract charges                           --         1,589         $ 33,551       0.48%         --
2015  Lowest contract charge 0.65% Class III     $18.43            --               --         --        1.82%
      Highest contract charge 1.70% Class III    $19.54            --               --         --        0.77%
      All contract charges                           --         1,580         $ 31,474       0.39%         --
2014  Lowest contract charge 0.65% Class III     $18.10            --               --         --       13.27%
      Highest contract charge 1.70% Class III    $19.39            --               --         --       12.02%
      All contract charges                           --         1,264         $ 24,892       0.46%         --
CHARTER/SM/ AGGRESSIVE GROWTH
2018  Lowest contract charge 1.10% Class B       $ 9.99            --               --         --       (9.76)%
      Highest contract charge 1.25% Class B      $10.54            --               --         --       (9.84)%
      All contract charges                           --           676         $  6,962       1.39%         --
2017  Lowest contract charge 1.10% Class B       $11.07            --               --         --       15.55%
      Highest contract charge 1.25% Class B      $11.69            --               --         --       15.29%
      All contract charges                           --           556         $  6,418       1.27%         --
2016  Lowest contract charge 1.10% Class B       $ 9.58            --               --         --        7.28%
      Highest contract charge 1.25% Class B      $10.14            --               --         --        7.19%
      All contract charges                           --           524         $  5,261       0.83%         --
2015  Lowest contract charge 1.10% Class B(e)    $ 8.93            --               --         --       (9.71)%
      Highest contract charge 1.25% Class B      $ 9.46            --               --         --       (6.80)%
      All contract charges                           --           448         $  4,229       0.99%         --
2014  Lowest contract charge 1.20% Class B       $10.16            --               --         --        0.00%
      Highest contract charge 1.25% Class B      $10.15            --               --         --       (0.10)%
      All contract charges                           --           302         $  3,066       1.76%         --
CHARTER/SM/ CONSERVATIVE
2018  Lowest contract charge 1.10% Class B       $10.13            --               --         --       (4.34)%
      Highest contract charge 1.25% Class B      $10.31            --               --         --       (4.45)%
      All contract charges                           --         3,081         $ 31,599       1.95%         --
2017  Lowest contract charge 1.10% Class B       $10.59            --               --         --        6.86%
      Highest contract charge 1.25% Class B      $10.79            --               --         --        6.73%
      All contract charges                           --         2,892         $ 31,054       1.70%         --

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ CONSERVATIVE (CONTINUED)
              2016  Lowest contract charge 1.10% Class B       $ 9.91            --              --          --        4.54%
                    Highest contract charge 1.25% Class B      $10.11            --              --          --        4.44%
                    All contract charges                           --         2,872         $28,929        2.49%         --
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.48            --              --          --       (4.63)%
                    Highest contract charge 1.25% Class B      $ 9.68            --              --          --       (3.87)%
                    All contract charges                           --         1,788         $17,270        1.75%         --
              2014  Lowest contract charge 1.20% Class B       $10.08            --              --          --        0.80%
                    Highest contract charge 1.25% Class B      $10.07            --              --          --        0.70%
                    All contract charges                           --           945         $ 9,527        2.79%         --
CHARTER/SM/ GROWTH
              2018  Lowest contract charge 1.10% Class B       $10.05            --              --          --       (8.47)%
                    Highest contract charge 1.25% Class B      $10.53            --              --          --       (8.67)%
                    All contract charges                           --         1,426         $14,855        1.58%         --
              2017  Lowest contract charge 1.10% Class B       $10.98            --              --          --       13.55%
                    Highest contract charge 1.25% Class B      $11.53            --              --          --       13.48%
                    All contract charges                           --         1,178         $13,482        1.35%         --
              2016  Lowest contract charge 1.10% Class B       $ 9.67            --              --          --        6.38%
                    Highest contract charge 1.25% Class B      $10.16            --              --          --        6.17%
                    All contract charges                           --         1,228         $12,410        1.36%         --
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.09            --              --          --       (8.27)%
                    Highest contract charge 1.25% Class B      $ 9.57            --              --          --       (5.81)%
                    All contract charges                           --         1,243         $11,889        1.06%         --
              2014  Lowest contract charge 1.20% Class B       $10.17            --              --          --        0.49%
                    Highest contract charge 1.25% Class B      $10.16            --              --          --        0.40%
                    All contract charges                           --         1,004         $10,199        1.88%         --
CHARTER/SM/ MODERATE(O)
              2018  Lowest contract charge 0.30% Class B       $10.98            --              --          --       (5.18)%
                    Highest contract charge 1.70% Class B      $10.06            --              --          --       (6.51)%
                    All contract charges                           --         3,144         $32,550        1.87%         --
              2017  Lowest contract charge 0.30% Class B       $11.58            --              --          --       10.60%
                    Highest contract charge 1.70% Class B      $10.76            --              --          --        9.02%
                    All contract charges                           --         3,037         $33,504        1.73%         --
              2016  Lowest contract charge 0.30% Class B       $10.47            --              --          --        5.86%
                    Highest contract charge 1.70% Class B      $ 9.87            --              --          --        4.44%
                    All contract charges                           --         2,339         $23,612        1.95%         --
              2015  Lowest contract charge 0.30% Class B(c)    $ 9.89            --              --          --       (3.32)%
                    Highest contract charge 1.70% Class B      $ 9.45            --              --          --       (6.16)%
                    All contract charges                           --         2,049         $19,789        1.48%         --
              2014  Lowest contract charge 1.20% Class B       $10.12            --              --          --        0.60%
                    Highest contract charge 1.25% Class B      $10.11            --              --          --        0.50%
                    All contract charges                           --         1,347         $13,626        2.50%         --
CHARTER/SM/ MODERATE GROWTH
              2018  Lowest contract charge 0.30% Class B       $11.11            --              --          --          --
                    Highest contract charge 1.65% Class B      $10.11            --              --          --       (6.48)%
                    All contract charges                           --         2,723         $28,270        1.77%      (7.76)%
              2017  Lowest contract charge 0.30% Class B       $11.88            --              --          --          --
                    Highest contract charge 1.65% Class B      $10.96            --              --          --       12.50%
                    All contract charges                           --         2,155         $24,244        1.38%      11.04%
              2016  Lowest contract charge 0.30% Class B       $10.56            --              --          --          --
                    Highest contract charge 1.65% Class B      $ 9.87            --              --          --        6.56%
                    All contract charges                           --         2,156         $21,857        1.90%       5.00%
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.27            --              --          --          --
                    Highest contract charge 1.65% Class B      $ 9.40            --              --          --       (6.65)%
                    All contract charges                           --         1,739         $16,803        1.58%      (6.75)%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MODERATE GROWTH (CONTINUED)
2014    Lowest contract charge 1.20% Class B        $10.18            --              --          --           --
        Highest contract charge 1.25% Class B       $10.17            --              --          --         0.69%
        All contract charges                            --           850         $ 8,641        2.28%        0.59%
CHARTER/SM/MULTI-SECTOR BOND
2018    Lowest contract charge 1.30% Class B        $11.46            --              --          --        (1.80)%
        Highest contract charge 1.70% Class B       $26.55            --              --          --        (2.21)%
        All contract charges                            --           111         $ 1,441        2.02%          --
2017    Lowest contract charge 1.30% Class B        $11.67            --              --          --         0.95%
        Highest contract charge 1.70% Class B       $27.15            --              --          --         0.52%
        All contract charges                            --           139         $ 1,798        1.55%          --
2016    Lowest contract charge 1.30% Class B        $11.56            --              --          --         1.58%
        Highest contract charge 1.70% Class B       $27.01            --              --          --         1.16%
        All contract charges                            --           150         $ 1,938        1.98%          --
2015    Lowest contract charge 1.30% Class B        $11.38            --              --          --        (1.90)%
        Highest contract charge 1.70% Class B       $26.70            --              --          --        (2.31)%
        All contract charges                            --           192         $ 2,406        1.49%          --
2014    Lowest contract charge 1.30% Class B        $11.60            --              --          --         1.05%
        Highest contract charge 1.70% Class B       $27.33            --              --          --         0.63%
        All contract charges                            --           209         $ 2,730        2.51%          --
CHARTER/SM/ SMALL CAP GROWTH
2018    Lowest contract charge 0.30% Class B        $12.32            --              --          --        (5.30)%
        Highest contract charge 1.70% Class B       $11.76            --              --          --        (6.59)%
        All contract charges                            --           938         $ 8,820        3.68%          --
2017    Lowest contract charge 0.30% Class B        $13.01            --              --          --        24.02%
        Highest contract charge 1.70% Class B       $12.59            --              --          --        22.23%
        All contract charges                            --           993         $ 9,947        2.67%          --
2016    Lowest contract charge 0.30% Class B        $10.49            --              --          --         9.04%
        Highest contract charge 1.70% Class B       $10.30            --              --          --         7.52%
        All contract charges                            --           969         $ 7,997        0.00%          --
2015    Lowest contract charge 0.30% Class B        $ 9.62            --              --          --        (6.33)%
        Highest contract charge 1.70% Class B       $ 9.58            --              --          --        (7.71)%
        All contract charges                            --         1,003         $ 7,879        0.29%          --
2014    Lowest contract charge 0.30% Class B        $10.27            --              --          --        (2.93)%
        Highest contract charge 1.70% Class B       $10.38            --              --          --        (4.24)%
        All contract charges                            --           892         $ 7,627        0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2018    Lowest contract charge 1.10% Class B        $ 9.94            --              --          --       (13.94)%
        Highest contract charge 1.70% Class B       $20.72            --              --          --       (14.49)%
        All contract charges                            --           868         $14,641        1.12%          --
2017    Lowest contract charge 1.10% Class B        $11.55            --              --          --        10.10%
        Highest contract charge 1.70% Class B       $24.23            --              --          --         9.39%
        All contract charges                            --           705         $13,781        1.28%          --
2016    Lowest contract charge 1.10% Class B        $10.49            --              --          --        23.85%
        Highest contract charge 1.70% Class B       $22.15            --              --          --        23.12%
        All contract charges                            --         1,040         $19,843        1.81%          --
2015    Lowest contract charge 1.10% Class B(e)     $ 8.47            --              --          --       (14.27)%
        Highest contract charge 1.70% Class B       $17.99            --              --          --       (14.62)%
        All contract charges                            --         1,317         $20,338        0.87%          --
2014    Lowest contract charge 1.20% Class B        $ 9.81            --              --          --        (6.21)%
        Highest contract charge 1.70% Class B       $21.07            --              --          --        (6.73)%
        All contract charges                            --           731         $12,106        0.19%          --
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
2018    Lowest contract charge 1.10% Class II       $ 9.58            --              --          --        (9.54)%
        Highest contract charge 1.70% Class II      $10.39            --              --          --       (10.20)%
        All contract charges                            --         4,475         $46,680        0.37%          --

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)
2017         Lowest contract charge 1.10% Class II              $10.59            --              --          --        14.73%
             Highest contract charge 1.70% Class II             $11.57            --              --          --        14.10%
             All contract charges                                   --         4,641         $53,721        0.27%          --
2016         Lowest contract charge 1.10% Class II              $ 9.23            --              --          --        (0.22)%
             Highest contract charge 1.70% Class II             $10.14            --              --          --        (0.78)%
             All contract charges                                   --         4,463         $45,225        0.42%          --
2015         Lowest contract charge 1.10% Class II(e)           $ 9.25            --              --          --        (8.87)%
             Highest contract charge 1.70% Class II             $10.22            --              --          --        (3.68)%
             All contract charges                                   --         4,018         $41,163        0.11%          --
2014         Lowest contract charge 1.20% Class II(a)           $10.64            --              --          --         6.93%
             Highest contract charge 1.70% Class II(a)          $10.61            --              --          --         6.63%
             All contract charges                                   --         1,072         $11,398        0.00%          --
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
2018         Lowest contract charge 1.30 % Class II             $12.18            --              --          --        (3.26)%
             Highest contract charge 1.70% Class II             $11.99            --              --          --        (3.62)%
             All contract charges                                   --         1,137         $13,831        1.18%          --
2017         Lowest contract charge 1.30 % Class II             $12.59            --              --          --        17.77%
             Highest contract charge 1.70% Class II             $12.44            --              --          --        17.25%
             All contract charges                                   --         1,025         $12,893        1.14%          --
2016         Lowest contract charge 1.30 % Class II             $10.69            --              --          --         7.98%
             Highest contract charge 1.70% Class II             $10.61            --              --          --         7.61%
             All contract charges                                   --           781         $ 8,342        1.41%          --
2015         Lowest contract charge 1.30 % Class II(c)          $ 9.90            --              --          --        (1.69)%
             Highest contract charge 1.70% Class II(c)          $ 9.86            --              --          --        (2.09)%
             All contract charges                                   --           456         $ 4,512        2.35%          --
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2018         Lowest contract charge 1.10% Class II              $11.88            --              --          --        (6.01)%
             Highest contract charge 1.70% Class II             $12.23            --              --          --        (6.64)%
             All contract charges                                   --         2,562         $31,532        1.45%          --
2017         Lowest contract charge 1.10% Class II              $12.64            --              --          --        17.69%
             Highest contract charge 1.70% Class II             $13.10            --              --          --        16.96%
             All contract charges                                   --         2,293         $30,208        1.46%          --
2016         Lowest contract charge 1.10% Class II              $10.74            --              --          --        13.53%
             Highest contract charge 1.70% Class II             $11.20            --              --          --        12.90%
             All contract charges                                   --         1,916         $21,544        1.68%          --
2015         Lowest contract charge 1.10% Class II(e)           $ 9.46            --              --          --        (4.64)%
             Highest contract charge 1.70% Class II             $ 9.92            --              --          --        (6.06)%
             All contract charges                                   --         1,198         $11,927        2.27%          --
2014         Lowest contract charge 1.20% Class II(a)           $10.59            --              --          --         6.54%
             Highest contract charge 1.70% Class II(a)          $10.56            --              --          --         6.24%
             All contract charges                                   --           286         $ 3,032        4.46%          --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2018         Lowest contract charge 1.30 % Class II             $10.15            --              --          --           --
             Highest contract charge 1.70% Class II             $ 9.99            --              --          --       (13.98)%
             All contract charges                                   --           422         $ 4,270        0.19%      (14.32)%
2017         Lowest contract charge 1.30 % Class II             $11.80            --              --          --           --
             Highest contract charge 1.70% Class II             $11.66            --              --          --        11.11%
             All contract charges                                   --           391         $ 4,609        0.20%       10.63%
2016         Lowest contract charge 1.30 % Class II             $10.62            --              --          --           --
             Highest contract charge 1.70% Class II             $10.54            --              --          --         7.71%
             All contract charges                                   --           349         $ 3,714        0.44%        7.33%
2015         Lowest contract charge 1.30 % Class II(c)          $ 9.86            --              --          --           --
             Highest contract charge 1.70% Class II(c)          $ 9.82            --              --          --        (3.14)%
             All contract charges                                   --           229         $ 2,255        0.04%       (3.54)%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2018    Lowest contract charge 0.30% Service Class        $10.75            --              --          --        (2.63)%
        Highest contract charge 1.25% Service Class       $10.23            --              --          --        (3.58)%
        All contract charges                                  --         1,817         $18,311        2.89%          --
2017    Lowest contract charge 0.30% Service Class        $11.04            --              --          --         4.55%
        Highest contract charge 1.25% Service Class       $10.61            --              --          --         3.61%
        All contract charges                                  --         1,656         $17,317        2.26%          --
2016    Lowest contract charge 0.30% Service Class        $10.56            --              --          --         3.02%
        Highest contract charge 1.25% Service Class       $10.24            --              --          --         1.99%
        All contract charges                                  --         1,317         $13,346        2.90%          --
2015    Lowest contract charge 0.30% Service Class        $10.25            --              --          --        (1.63)%
        Highest contract charge 1.25% Service Class       $10.04            --              --          --        (2.62)%
        All contract charges                                  --           990         $ 9,912        2.62%          --
2014    Lowest contract charge 1.20% Service Class        $10.31            --              --          --         3.72%
        Highest contract charge 1.25% Service Class       $10.31            --              --          --         3.72%
        All contract charges                                  --           588         $ 6,060        0.88%          --
DELAWARE VIP(R) EMERGING MARKETS SERIES
2018    Lowest contract charge 1.10% Service Class        $10.18            --              --          --       (16.97)%
        Highest contract charge 1.25% Service Class       $ 9.63            --              --          --       (17.05)%
        All contract charges                                  --           439         $ 4,376        2.86%          --
2017    Lowest contract charge 1.10% Service Class        $12.26            --              --          --        38.69%
        Highest contract charge 1.25% Service Class       $11.61            --              --          --        38.38%
        All contract charges                                  --           267         $ 3,190        0.28%          --
2016    Lowest contract charge 1.10% Service Class        $ 8.84            --              --          --        12.47%
        Highest contract charge 1.25% Service Class       $ 8.39            --              --          --        12.32%
        All contract charges                                  --           122         $ 1,032        0.82%          --
2015    Lowest contract charge 1.10% Service Class(e)     $ 7.86            --              --          --       (18.30)%
        Highest contract charge 1.25% Service Class       $ 7.47            --              --          --       (15.88)%
        All contract charges                                  --           105         $   790        0.52%          --
2014    Lowest contract charge 1.20% Service Class        $ 8.88            --              --          --        (9.39)%
        Highest contract charge 1.25% Service Class       $ 8.88            --              --          --        (9.39)%
        All contract charges                                  --            60         $   537        0.25%          --
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
2018    Lowest contract charge 0.30% Service Class        $10.43            --              --          --        (0.29)%
        Highest contract charge 1.25% Service Class       $ 9.93            --              --          --        (1.19)%
        All contract charges                                  --           996         $ 9,885        2.43%          --
2017    Lowest contract charge 0.30% Service Class        $10.46            --              --          --         1.65%
        Highest contract charge 1.25% Service Class       $10.05            --              --          --         0.60%
        All contract charges                                  --         1,017         $10,209        1.79%          --
2016    Lowest contract charge 1.10% Service Class        $ 9.92            --              --          --         0.51%
        Highest contract charge 1.25% Service Class       $ 9.99            --              --          --         0.40%
        All contract charges                                  --           904         $ 9,014        1.45%          --
2015    Lowest contract charge 1.10% Service Class(e)     $ 9.87            --              --          --        (1.00)%
        Highest contract charge 1.25% Service Class       $ 9.95            --              --          --        (0.60)%
        All contract charges                                  --           637         $ 6,330        1.46%          --
2014    Lowest contract charge 1.20% Service Class        $10.02            --              --          --         0.40%
        Highest contract charge 1.25% Service Class       $10.01            --              --          --         0.30%
        All contract charges                                  --           429         $ 4,300        1.57%          --
EATON VANCE VT FLOATING-RATE INCOME FUND
2018    Lowest contract charge 0.30% Initial Class        $11.13            --              --          --        (0.45)%
        Highest contract charge 1.70% Initial Class       $10.36            --              --          --        (1.80)%
        All contract charges                                  --         4,393         $46,214        3.81%          --
2017    Lowest contract charge 0.30% Initial Class        $11.18            --              --          --         3.14%
        Highest contract charge 1.70% Initial Class       $10.55            --              --          --         1.74%
        All contract charges                                  --         2,652         $28,322        3.26%          --

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
EATON VANCE VT FLOATING-RATE INCOME FUND (CONTINUED)
2016  Lowest contract charge 0.30% Initial Class        $10.84            --               --         --         8.62%
      Highest contract charge 1.70% Initial Class       $10.37            --               --         --         7.13%
      All contract charges                                  --         1,954         $ 20,455       3.47%          --
2015  Lowest contract charge 0.30% Initial Class        $ 9.98            --               --         --        (1.29)%
      Highest contract charge 1.70% Initial Class(c)    $ 9.68            --               --         --        (3.68)%
      All contract charges                                  --         1,245         $ 12,125       3.34%          --
2014  Lowest contract charge 1.20% Initial Class        $10.00            --               --         --        (0.50)%
      Highest contract charge 1.25% Initial Class       $ 9.99            --               --         --        (0.60)%
      All contract charges                                  --           566         $  5,664       3.17%          --
EQ/AMERICAN CENTURY MID CAP VALUE(S)
2018  Lowest contract charge 0.30% Class B(r)           $13.76            --               --         --        (9.41)%
      Highest contract charge 1.70% Class B(r)          $21.82            --               --         --        (9.69)%
      All contract charges                                  --         6,888         $125,143       0.56%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 1.30% Class A              $19.04            --               --         --        (9.20)%
      Highest contract charge 1.70% Class A             $18.35            --               --         --        (9.56)%
      All contract charges                                  --         5,708         $107,601       1.61%          --
2017  Lowest contract charge 0.65% Class A              $19.96            --               --         --         7.37%
      Highest contract charge 1.70% Class A             $20.29            --               --         --         6.29%
      All contract charges                                  --         6,202         $128,933       1.41%          --
2016  Lowest contract charge 0.65% Class A              $18.59            --               --         --        17.21%
      Highest contract charge 1.70% Class A             $19.09            --               --         --        15.98%
      All contract charges                                  --         6,386         $124,498       1.54%          --
2015  Lowest contract charge 0.65% Class A              $15.86            --               --         --        (6.76)%
      Highest contract charge 1.70% Class A             $16.46            --               --         --        (7.79)%
      All contract charges                                  --         6,479         $108,583       1.38%          --
2014  Lowest contract charge 0.65% Class A              $17.01            --               --         --         9.04%
      Highest contract charge 1.70% Class A             $17.85            --               --         --         7.85%
      All contract charges                                  --         5,944         $107,665       1.22%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.30% Class B              $12.44            --               --         --        (8.26)%
      Highest contract charge 1.25% Class B             $11.83            --               --         --        (9.21)%
      All contract charges                                  --         1,829         $ 19,922       1.61%          --
2017  Lowest contract charge 1.10% Class B              $11.11            --               --         --         6.93%
      Highest contract charge 1.25% Class B             $13.03            --               --         --         6.80%
      All contract charges                                  --         1,534         $ 18,662       1.41%          --
2016  Lowest contract charge 1.10% Class B              $10.39            --               --         --        16.74%
      Highest contract charge 1.25% Class B             $12.20            --               --         --        16.41%
      All contract charges                                  --         1,279         $ 14,868       1.54%          --
2015  Lowest contract charge 1.10% Class B(e)           $ 8.90            --               --         --       (10.73)%
      Highest contract charge 1.25% Class B             $10.48            --               --         --        (7.26)%
      All contract charges                                  --         1,014         $ 10,445       1.38%          --
2014  Lowest contract charge 1.20% Class B              $11.31            --               --         --         8.33%
      Highest contract charge 1.25% Class B             $11.30            --               --         --         8.34%
      All contract charges                                  --           615         $  6,959       1.22%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 1.30% Class A              $25.28            --               --         --        (6.06)%
      Highest contract charge 1.70% Class A             $24.36            --               --         --        (6.45)%
      All contract charges                                  --           461         $ 11,492       0.55%          --
2017  Lowest contract charge 1.30% Class A              $26.91            --               --         --        23.78%
      Highest contract charge 1.70% Class A             $26.04            --               --         --        23.30%
      All contract charges                                  --           518         $ 13,770       0.77%          --
2016  Lowest contract charge 1.30% Class A              $21.74            --               --         --         7.04%
      Highest contract charge 1.70% Class A             $21.12            --               --         --         6.61%
      All contract charges                                  --           544         $ 11,682       0.88%          --

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2015   Lowest contract charge 1.30% Class A        $20.31           --               --          --         0.59%
       Highest contract charge 1.70% Class A       $19.81           --               --          --         0.15%
       All contract charges                            --          579          $11,637        0.60%          --
2014   Lowest contract charge 1.30% Class A        $20.19           --               --          --         9.08%
       Highest contract charge 1.70% Class A       $19.78           --               --          --         8.62%
       All contract charges                            --          558          $11,176        0.76%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018   Lowest contract charge 1.30% Class B        $25.39           --               --          --        (6.10)%
       Highest contract charge 1.70% Class B       $22.68           --               --          --        (6.47)%
       All contract charges                            --          194          $ 4,755        0.55%          --
2017   Lowest contract charge 1.30% Class B        $27.04           --               --          --        23.81%
       Highest contract charge 1.70% Class B       $24.25           --               --          --        23.35%
       All contract charges                            --          237          $ 6,170        0.77%          --
2016   Lowest contract charge 1.30% Class B        $21.84           --               --          --         7.01%
       Highest contract charge 1.70% Class B       $19.66           --               --          --         6.56%
       All contract charges                            --          248          $ 5,200        0.88%          --
2015   Lowest contract charge 1.30% Class B        $20.41           --               --          --         0.59%
       Highest contract charge 1.70% Class B       $18.45           --               --          --         0.22%
       All contract charges                            --          254          $ 4,999        0.60%          --
2014   Lowest contract charge 1.30% Class B        $20.29           --               --          --         9.09%
       Highest contract charge 1.70% Class B       $18.41           --               --          --         8.61%
       All contract charges                            --          254          $ 4,987        0.76%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018   Lowest contract charge 1.10% Class A(r)     $ 9.11           --               --          --        (9.53)%
       Highest contract charge 1.70% Class A       $17.32           --               --          --       (11.63)%
       All contract charges                            --          148          $ 1,800        3.47%          --
2017   Lowest contract charge 1.30% Class A        $20.25           --               --          --        12.69%
       Highest contract charge 1.70% Class A       $19.60           --               --          --        12.26%
       All contract charges                            --           62          $ 1,241        1.02%          --
2016   Lowest contract charge 1.30% Class A        $17.97           --               --          --        11.68%
       Highest contract charge 1.70% Class A       $17.46           --               --          --        11.28%
       All contract charges                            --           66          $ 1,169        2.30%          --
2015   Lowest contract charge 1.30% Class A        $16.09           --               --          --        (3.65)%
       Highest contract charge 1.70% Class A       $15.69           --               --          --        (4.04)%
       All contract charges                            --           72          $ 1,139        2.01%          --
2014   Lowest contract charge 1.30% Class A        $16.70           --               --          --         8.30%
       Highest contract charge 1.70% Class A       $16.35           --               --          --         7.85%
       All contract charges                            --           76          $ 1,232        2.03%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018   Lowest contract charge 1.30% Class B        $14.16           --               --          --       (11.28)%
       Highest contract charge 1.70% Class B       $13.47           --               --          --       (11.61)%
       All contract charges                            --          182          $ 2,519        3.47%          --
2017   Lowest contract charge 1.30% Class B        $15.96           --               --          --        12.71%
       Highest contract charge 1.70% Class B       $15.24           --               --          --        12.22%
       All contract charges                            --          192          $ 3,006        1.02%          --
2016   Lowest contract charge 1.30% Class B        $14.16           --               --          --        11.76%
       Highest contract charge 1.70% Class B       $13.58           --               --          --        11.31%
       All contract charges                            --          225          $ 3,109        2.30%          --
2015   Lowest contract charge 1.30% Class B        $12.67           --               --          --        (3.65)%
       Highest contract charge 1.70% Class B       $12.20           --               --          --        (4.09)%
       All contract charges                            --          218          $ 2,713        2.01%          --
2014   Lowest contract charge 1.30% Class B        $13.15           --               --          --         8.23%
       Highest contract charge 1.70% Class B       $12.72           --               --          --         7.89%
       All contract charges                            --          201          $ 2,588        2.03%          --

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX
2018  Lowest contract charge 1.30% Class A       $23.35            --               --         --        (7.05)%
      Highest contract charge 1.70% Class A      $22.50            --               --         --        (7.41)%
      All contract charges                           --         1,774         $ 41,118       1.42%          --
2017  Lowest contract charge 1.30% Class A       $25.12            --               --         --        18.88%
      Highest contract charge 1.70% Class A      $24.30            --               --         --        18.42%
      All contract charges                           --         1,676         $ 41,761       1.44%          --
2016  Lowest contract charge 1.30% Class A       $21.13            --               --         --        10.28%
      Highest contract charge 1.70% Class A      $20.52            --               --         --         9.79%
      All contract charges                           --         1,377         $ 28,892       1.68%          --
2015  Lowest contract charge 1.30% Class A       $19.16            --               --         --        (1.39)%
      Highest contract charge 1.70% Class A      $18.69            --               --         --        (1.79)%
      All contract charges                           --         1,300         $ 24,735       1.71%          --
2014  Lowest contract charge 1.30% Class A       $19.43            --               --         --        10.65%
      Highest contract charge 1.70% Class A      $19.03            --               --         --        10.19%
      All contract charges                           --           929         $ 17,926       1.61%          --
EQ/COMMON STOCK INDEX
2018  Lowest contract charge 1.10% Class B       $11.79            --               --         --        (6.80)%
      Highest contract charge 1.25% Class B      $13.90            --               --         --        (6.96)%
      All contract charges                           --         1,150         $ 14,452       1.42%          --
2017  Lowest contract charge 1.10% Class B       $12.65            --               --         --        19.11%
      Highest contract charge 1.25% Class B      $14.94            --               --         --        18.95%
      All contract charges                           --           685         $  9,549       1.44%          --
2016  Lowest contract charge 1.10% Class B       $10.62            --               --         --        10.51%
      Highest contract charge 1.25% Class B      $12.56            --               --         --        10.37%
      All contract charges                           --           476         $  5,821       1.68%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.61            --               --         --        (3.90)%
      Highest contract charge 1.25% Class B      $11.38            --               --         --        (1.30)%
      All contract charges                           --           365         $  4,121       1.71%          --
2014  Lowest contract charge 1.20% Class B       $11.54            --               --         --        10.75%
      Highest contract charge 1.25% Class B      $11.53            --               --         --        10.65%
      All contract charges                           --           177         $  2,041       1.61%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.65% Class B       $10.45            --               --         --        (0.38)%
      Highest contract charge 1.70% Class B      $10.14            --               --         --        (1.46)%
      All contract charges                           --        28,777         $299,406       1.83%          --
2017  Lowest contract charge 0.65% Class B       $10.49            --               --         --         0.77%
      Highest contract charge 1.70% Class B      $10.29            --               --         --        (0.29)%
      All contract charges                           --        31,580         $333,707       1.59%          --
2016  Lowest contract charge 0.65% Class B       $10.41            --               --         --         0.77%
      Highest contract charge 1.70% Class B      $10.32            --               --         --        (0.29)%
      All contract charges                           --        31,436         $332,136       1.45%          --
2015  Lowest contract charge 0.65% Class B       $10.33            --               --         --        (0.29)%
      Highest contract charge 1.70% Class B      $10.35            --               --         --        (1.24)%
      All contract charges                           --        30,704         $325,029       1.46%          --
2014  Lowest contract charge 0.65% Class B       $10.36            --               --         --         1.77%
      Highest contract charge 1.70% Class B      $10.48            --               --         --         0.67%
      All contract charges                           --        30,215         $323,566       1.32%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 1.10% Class B       $ 8.91            --               --         --       (16.18)%
      Highest contract charge 1.70% Class B      $ 8.43            --               --         --       (16.70)%
      All contract charges                           --           854         $  7,442       1.37%          --
2017  Lowest contract charge 1.10% Class B       $10.63            --               --         --        32.54%
      Highest contract charge 1.70% Class B      $10.12            --               --         --        31.60%
      All contract charges                           --           726         $  7,516       1.06%          --

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EMERGING MARKETS EQUITY PLUS (CONTINUED)
2016  Lowest contract charge 1.10% Class B        $ 8.02            --               --         --         8.53%
      Highest contract charge 1.70% Class B       $ 7.69            --               --         --         7.85%
      All contract charges                            --           535         $  4,188       0.90%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 7.39            --               --         --       (23.50)%
      Highest contract charge 1.70% Class B       $ 7.13            --               --         --       (19.53)%
      All contract charges                            --           348         $  2,519       0.32%          --
2014  Lowest contract charge 1.20% Class B        $ 9.28            --               --         --        (4.33)%
      Highest contract charge 1.70% Class B       $ 8.86            --               --         --        (4.73)%
      All contract charges                            --           283         $  2,543       0.67%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.65% Class A        $22.02            --               --         --        (5.53)%
      Highest contract charge 1.70% Class A       $22.66            --               --         --        (6.56)%
      All contract charges                            --         9,514         $221,167       1.52%          --
2017  Lowest contract charge 0.65% Class A        $23.31            --               --         --        20.22%
      Highest contract charge 1.70% Class A       $24.25            --               --         --        18.99%
      All contract charges                            --         9,298         $230,465       1.57%          --
2016  Lowest contract charge 0.65% Class A        $19.39            --               --         --        10.55%
      Highest contract charge 1.70% Class A       $20.38            --               --         --         9.33%
      All contract charges                            --         8,016         $166,506       1.79%          --
2015  Lowest contract charge 1.30% Class A        $19.11            --               --         --        (0.47)%
      Highest contract charge 1.70% Class A       $18.64            --               --         --        (0.90)%
      All contract charges                            --         7,002         $132,404       1.96%          --
2014  Lowest contract charge 1.30% Class A        $19.20            --               --         --        11.50%
      Highest contract charge 1.70% Class A       $18.81            --               --         --        11.04%
      All contract charges                            --         5,070         $ 96,494       1.80%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.30% Class B        $15.01            --               --         --        (5.24)%
      Highest contract charge 1.25% Class B       $14.29            --               --         --        (6.11)%
      All contract charges                            --         7,285         $ 96,405       1.52%          --
2017  Lowest contract charge 0.30% Class B        $15.84            --               --         --        20.64%
      Highest contract charge 1.25% Class B       $15.22            --               --         --        19.56%
      All contract charges                            --         5,525         $ 78,918       1.57%          --
2016  Lowest contract charge 0.30% Class B        $13.13            --               --         --        10.90%
      Highest contract charge 1.25% Class B       $12.73            --               --         --         9.84%
      All contract charges                            --         3,637         $ 44,022       1.79%          --
2015  Lowest contract charge 0.30% Class B        $11.84            --               --         --         0.51%
      Highest contract charge 1.25% Class B       $11.59            --               --         --        (0.52)%
      All contract charges                            --         2,185         $ 24,797       1.96%          --
2014  Lowest contract charge 1.20% Class B        $11.66            --               --         --        11.69%
      Highest contract charge 1.25% Class B       $11.65            --               --         --        11.59%
      All contract charges                            --         1,097         $ 12,785       1.80%          --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP(T)
2018  Lowest contract charge 0.30% Class B(r)     $13.86            --               --         --       (11.10)%
      Highest contract charge 1.70% Class B(r)    $20.62            --               --         --       (11.35)%
      All contract charges                            --         8,016         $150,997       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS(U)
2018  Lowest contract charge 0.30% Class B(r)     $14.16            --               --         --        (7.33)%
      Highest contract charge 1.70% Class B(r)    $15.24            --               --         --        (7.58)%
      All contract charges                            --         5,154         $ 75,713       0.29%          --
EQ/FRANKLIN STRATEGIC INCOME(V)
2018  Lowest contract charge 0.65% Class B(r)     $12.19            --               --         --        (1.30)%
      Highest contract charge 1.70% Class B(r)    $12.48            --               --         --        (1.42)%
      All contract charges                            --         4,422         $ 56,645       0.70%          --

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 1.30% Class A        $ 9.93            --               --         --        (2.93)%
      Highest contract charge 1.70% Class A       $ 9.57            --               --         --        (3.33)%
      All contract charges                            --           462         $  4,556       1.27%          --
2017  Lowest contract charge 1.30% Class A        $10.23            --               --         --         3.33%
      Highest contract charge 1.70% Class A       $ 9.90            --               --         --         2.91%
      All contract charges                            --           503         $  5,098       0.04%          --
2016  Lowest contract charge 1.30% Class A        $ 9.90            --               --         --        (0.60)%
      Highest contract charge 1.70% Class A       $ 9.62            --               --         --        (1.03)%
      All contract charges                            --           563         $  5,534       1.84%          --
2015  Lowest contract charge 0.65% Class A        $ 9.62            --               --         --        (4.37)%
      Highest contract charge 1.70% Class A       $ 9.72            --               --         --        (5.45)%
      All contract charges                            --           582         $  5,767       0.04%          --
2014  Lowest contract charge 0.65% Class A        $10.06            --               --         --         0.20%
      Highest contract charge 1.70% Class A       $10.28            --               --         --        (0.77)%
      All contract charges                            --           621         $  6,477       0.70%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 1.30% Class B        $11.40            --               --         --        (2.90)%
      Highest contract charge 1.70% Class B       $10.80            --               --         --        (3.31)%
      All contract charges                            --           334         $  3,723       1.27%          --
2017  Lowest contract charge 1.30% Class B        $11.74            --               --         --         3.35%
      Highest contract charge 1.70% Class B       $11.17            --               --         --         2.85%
      All contract charges                            --           405         $  4,649       0.04%          --
2016  Lowest contract charge 1.30% Class B        $11.36            --               --         --        (0.70)%
      Highest contract charge 1.70% Class B       $10.86            --               --         --        (1.00)%
      All contract charges                            --           410         $  4,568       1.84%          --
2015  Lowest contract charge 1.30% Class B        $11.44            --               --         --        (4.98)%
      Highest contract charge 1.70% Class B       $10.97            --               --         --        (5.43)%
      All contract charges                            --           445         $  5,002       0.04%          --
2014  Lowest contract charge 1.30% Class B        $12.04            --               --         --        (0.50)%
      Highest contract charge 1.70% Class B       $11.60            --               --         --        (0.85)%
      All contract charges                            --           445         $  5,262       0.70%          --
EQ/GOLDMAN SACHS MID CAP VALUE(W)
2018  Lowest contract charge 1.30% Class B(r)     $19.54            --               --         --        (8.90)%
      Highest contract charge 1.70% Class B(r)    $18.83            --               --         --        (8.99)%
      All contract charges                            --         1,251         $ 24,185       0.22%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.30% Class B        $10.13            --               --         --         0.60%
      Highest contract charge 1.70% Class B       $ 9.57            --               --         --        (0.93)%
      All contract charges                            --        11,177         $111,962       1.24%          --
2017  Lowest contract charge 0.30% Class B        $10.07            --               --         --           --
      Highest contract charge 1.70% Class B       $ 9.66            --               --         --        (1.33)%
      All contract charges                            --        12,267         $123,980       0.85%          --
2016  Lowest contract charge 0.30% Class B        $10.07            --               --         --         0.10%
      Highest contract charge 1.70% Class B       $ 9.79            --               --         --        (1.21)%
      All contract charges                            --        12,441         $126,941       0.68%          --
2015  Lowest contract charge 0.30% Class B        $10.06            --               --         --         0.20%
      Highest contract charge 1.70% Class B       $ 9.91            --               --         --        (1.29)%
      All contract charges                            --        12,206         $125,847       0.59%          --
2014  Lowest contract charge 0.65% Class B        $10.07            --               --         --         0.80%
      Highest contract charge 1.70% Class B       $10.04            --               --         --        (0.20)%
      All contract charges                            --        12,538         $130,682       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 1.30% Class A        $11.34            --               --         --       (16.31)%
      Highest contract charge 1.70% Class A       $10.93            --               --         --       (16.63)%
      All contract charges                            --         2,374         $ 26,596       2.56%          --

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2017  Lowest contract charge 1.30% Class A       $13.55            --              --          --        21.63%
      Highest contract charge 1.70% Class A      $13.11            --              --          --        21.16%
      All contract charges                           --         2,318         $31,039        2.94%          --
2016  Lowest contract charge 0.65% Class A       $10.91            --              --          --         1.58%
      Highest contract charge 1.70% Class A      $10.82            --              --          --         0.46%
      All contract charges                           --         2,071         $22,815        3.01%          --
2015  Lowest contract charge 0.65% Class A       $10.74            --              --          --        (2.81)%
      Highest contract charge 1.70% Class A      $10.77            --              --          --        (3.84)%
      All contract charges                           --         1,880         $20,562        2.82%          --
2014  Lowest contract charge 0.65% Class A       $11.05            --              --          --        (7.53)%
      Highest contract charge 1.70% Class A      $11.20            --              --          --        (8.50)%
      All contract charges                           --         1,362         $15,412        4.42%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.30% Class B       $ 9.72            --              --          --       (15.40)%
      Highest contract charge 1.25% Class B      $ 9.25            --              --          --       (16.21)%
      All contract charges                           --         1,800         $16,585        2.56%          --
2017  Lowest contract charge 0.30% Class B       $11.49            --              --          --        22.89%
      Highest contract charge 1.25% Class B      $11.04            --              --          --        21.72%
      All contract charges                           --         1,689         $18,593        2.94%          --
2016  Lowest contract charge 0.30% Class B       $ 9.35            --              --          --         1.85%
      Highest contract charge 1.25% Class B      $ 9.07            --              --          --         0.89%
      All contract charges                           --         1,217         $11,019        3.01%          --
2015  Lowest contract charge 0.30% Class B       $ 9.18            --              --          --        (2.44)%
      Highest contract charge 1.25% Class B      $ 8.99            --              --          --        (3.33)%
      All contract charges                           --           745         $ 6,690        2.82%          --
2014  Lowest contract charge 1.20% Class B       $ 9.31            --              --          --        (8.00)%
      Highest contract charge 1.25% Class B      $ 9.30            --              --          --        (8.10)%
      All contract charges                           --           500         $ 4,652        4.42%          --
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 1.30% Class A       $20.43            --              --          --       (13.54)%
      Highest contract charge 1.70% Class A      $19.68            --              --          --       (13.91)%
      All contract charges                           --         1,786         $36,147        1.68%          --
2017  Lowest contract charge 1.30% Class A(a)    $23.63            --              --          --        16.46%
      Highest contract charge 1.70% Class A      $22.86            --              --          --        15.98%
      All contract charges                           --         1,362         $31,909        0.80%          --
2016  Lowest contract charge 0.65% Class A       $18.72            --              --          --        16.56%
      Highest contract charge 1.70% Class A      $19.71            --              --          --        15.40%
      All contract charges                           --         1,379         $27,771        2.49%          --
2015  Lowest contract charge 0.65% Class A       $16.06            --              --          --        (6.79)%
      Highest contract charge 1.70% Class A      $17.08            --              --          --        (7.78)%
      All contract charges                           --         1,482         $25,762        2.15%          --
2014  Lowest contract charge 0.65% Class A       $17.23            --              --          --         8.23%
      Highest contract charge 1.70% Class A      $18.52            --              --          --         7.05%
      All contract charges                           --         1,384         $25,986        2.26%          --
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 1.30% Class B       $18.02            --              --          --       (13.53)%
      Highest contract charge 1.70% Class B      $17.05            --              --          --       (13.89)%
      All contract charges                           --           379         $ 6,686        1.68%          --
2017  Lowest contract charge 1.30% Class B       $20.84            --              --          --        16.42%
      Highest contract charge 1.70% Class B      $19.80            --              --          --        15.99%
      All contract charges                           --           461         $ 9,403        0.80%          --
2016  Lowest contract charge 1.30% Class B       $17.90            --              --          --        15.86%
      Highest contract charge 1.70% Class B      $17.07            --              --          --        15.42%
      All contract charges                           --           489         $ 8,604        2.49%          --

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK (CONTINUED)
2015  Lowest contract charge 1.30% Class B        $15.45            --              --          --        (7.37)%
      Highest contract charge 1.70% Class B       $14.79            --              --          --        (7.79)%
      All contract charges                            --           604         $ 9,159        2.15%          --
2014  Lowest contract charge 1.30% Class B        $16.68            --              --          --         7.47%
      Highest contract charge 1.70% Class B       $16.04            --              --          --         7.00%
      All contract charges                            --           612         $10,036        2.26%          --
EQ/INVESCO GLOBAL REAL ESTATE(X)
2018  Lowest contract charge 0.30% Class B(r)     $11.36            --              --          --        (0.79)%
      Highest contract charge 1.70% Class B(r)    $15.16            --              --          --        (1.04)%
      All contract charges                            --         4,591         $66,530        0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(Y)
2018  Lowest contract charge 0.30% Class B(r)     $10.15            --              --          --        (5.05)%
      Highest contract charge 1.70% Class B(r)    $12.73            --              --          --        (5.35)%
      All contract charges                            --         3,491         $42,018        0.21%          --
EQ/IVY ENERGY(Z)
2018  Lowest contract charge 1.10% Class B(r)     $ 5.23            --              --          --       (31.63)%
      Highest contract charge 1.70% Class B(r)    $ 6.84            --              --          --       (31.67)%
      All contract charges                            --         3,248         $21,298        0.11%          --
EQ/IVY MID CAP GROWTH(AA)
2018  Lowest contract charge 0.65% Class B(r)     $20.50            --              --          --        (9.45)%
      Highest contract charge 1.70% Class B(r)    $23.57            --              --          --        (9.62)%
      All contract charges                            --         2,346         $56,849        0.01%          --
EQ/IVY SCIENCE AND TECHNOLOGY(AB)
2018  Lowest contract charge 0.30% Class B(r)     $13.74            --              --          --       (11.87)%
      Highest contract charge 1.70% Class B(r)    $24.59            --              --          --       (12.08)%
      All contract charges                            --         3,780         $78,636        0.00%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 1.30% Class A        $20.81            --              --          --       (16.53)%
      Highest contract charge 1.70% Class A       $20.06            --              --          --       (16.83)%
      All contract charges                            --           467         $ 9,617        0.99%          --
2017  Lowest contract charge 1.30% Class A        $24.93            --              --          --        16.22%
      Highest contract charge 1.70% Class A       $24.12            --              --          --        15.74%
      All contract charges                            --           485         $11,969        0.87%          --
2016  Lowest contract charge 0.65% Class A        $20.41            --              --          --        20.77%
      Highest contract charge 1.70% Class A       $20.84            --              --          --        19.50%
      All contract charges                            --           467         $ 9,912        1.14%          --
2015  Lowest contract charge 0.65% Class A        $16.90            --              --          --        (2.93)%
      Highest contract charge 1.70% Class A       $17.44            --              --          --        (3.96)%
      All contract charges                            --           406         $ 7,204        0.74%          --
2014  Lowest contract charge 0.65% Class A        $17.41            --              --          --        13.64%
      Highest contract charge 1.70% Class A       $18.16            --              --          --        12.45%
      All contract charges                            --           365         $ 6,734        1.09%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 1.10% Class B(r)     $ 8.84            --              --          --       (10.44)%
      Highest contract charge 1.70% Class B       $22.57            --              --          --       (16.87)%
      All contract charges                            --           373         $ 7,945        0.99%          --
2017  Lowest contract charge 1.30% Class B        $26.68            --              --          --        16.20%
      Highest contract charge 1.70% Class B       $27.15            --              --          --        15.73%
      All contract charges                            --           378         $ 9,976        0.87%          --
2016  Lowest contract charge 1.30% Class B        $22.96            --              --          --        19.96%
      Highest contract charge 1.70% Class B       $23.46            --              --          --        19.45%
      All contract charges                            --           327         $ 7,422        1.14%          --
2015  Lowest contract charge 1.30% Class B        $19.14            --              --          --        (3.58)%
      Highest contract charge 1.70% Class B       $19.64            --              --          --        (3.91)%
      All contract charges                            --           248         $ 4,682        0.74%          --

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2014  Lowest contract charge 1.30% Class B       $19.85            --              --          --        12.91%
      Highest contract charge 1.70% Class B      $20.44            --              --          --        12.43%
      All contract charges                           --           156         $ 3,131        1.09%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.65% Class A       $24.13            --              --          --        (2.90)%
      Highest contract charge 1.70% Class A      $25.51            --              --          --        (3.92)%
      All contract charges                           --         1,822         $47,830        0.66%          --
2017  Lowest contract charge 0.65% Class A       $24.85            --              --          --        28.42%
      Highest contract charge 1.70% Class A      $26.55            --              --          --        27.03%
      All contract charges                           --         1,806         $49,189        0.81%          --
2016  Lowest contract charge 1.30% Class A       $21.51            --              --          --         4.93%
      Highest contract charge 1.70% Class A      $20.90            --              --          --         4.55%
      All contract charges                           --         1,533         $32,753        1.12%          --
2015  Lowest contract charge 1.30% Class A       $20.50            --              --          --         3.54%
      Highest contract charge 1.70% Class A      $19.99            --              --          --         3.09%
      All contract charges                           --         1,290         $26,251        0.97%          --
2014  Lowest contract charge 1.30% Class A       $19.80            --              --          --        10.74%
      Highest contract charge 1.70% Class A      $19.39            --              --          --        10.30%
      All contract charges                           --           993         $19,557        1.17%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 1.10% Class B       $12.84            --              --          --        (3.31)%
      Highest contract charge 1.25% Class B      $15.53            --              --          --        (3.48)%
      All contract charges                           --         1,569         $21,979        0.66%          --
2017  Lowest contract charge 1.10% Class B       $13.28            --              --          --        27.82%
      Highest contract charge 1.25% Class B      $16.09            --              --          --        27.60%
      All contract charges                           --         1,263         $18,737        0.81%          --
2016  Lowest contract charge 1.10% Class B       $10.39            --              --          --         5.16%
      Highest contract charge 1.25% Class B      $12.61            --              --          --         5.08%
      All contract charges                           --           859         $10,320        1.12%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.88            --              --          --        (1.20)%
      Highest contract charge 1.25% Class B      $12.00            --              --          --         3.54%
      All contract charges                           --           473         $ 5,594        0.97%          --
2014  Lowest contract charge 1.20% Class B       $11.60            --              --          --        10.90%
      Highest contract charge 1.25% Class B      $11.59            --              --          --        10.80%
      All contract charges                           --           278         $ 3,223        1.17%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 1.30% Class A       $20.70            --              --          --       (10.08)%
      Highest contract charge 1.70% Class A      $19.95            --              --          --       (10.42)%
      All contract charges                           --         1,303         $26,682        2.10%          --
2017  Lowest contract charge 1.30% Class A       $23.02            --              --          --        11.53%
      Highest contract charge 1.70% Class A      $22.27            --              --          --        11.07%
      All contract charges                           --         1,325         $30,204        2.05%          --
2016  Lowest contract charge 1.30% Class A       $20.64            --              --          --        14.99%
      Highest contract charge 1.70% Class A      $20.05            --              --          --        14.51%
      All contract charges                           --         1,107         $22,642        2.25%          --
2015  Lowest contract charge 1.30% Class A       $17.95            --              --          --        (5.68)%
      Highest contract charge 1.70% Class A      $17.51            --              --          --        (6.06)%
      All contract charges                           --         1,441         $25,524        2.87%          --
2014  Lowest contract charge 1.30% Class A       $19.03            --              --          --        11.16%
      Highest contract charge 1.70% Class A      $18.64            --              --          --        10.69%
      All contract charges                           --           910         $17,135        2.02%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 1.10% Class B       $10.91            --              --          --        (9.91)%
      Highest contract charge 1.25% Class B      $12.61            --              --          --       (10.06)%
      All contract charges                           --         1,099         $13,112        2.10%          --

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2017  Lowest contract charge 1.10% Class B        $12.11            --               --         --        11.72%
      Highest contract charge 1.25% Class B       $14.02            --               --         --        11.54%
      All contract charges                            --           811         $ 10,859       2.05%          --
2016  Lowest contract charge 1.10% Class B        $10.84            --               --         --        15.20%
      Highest contract charge 1.25% Class B       $12.57            --               --         --        15.11%
      All contract charges                            --           539         $  6,576       2.25%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.41            --               --         --        (5.81)%
      Highest contract charge 1.25% Class B       $10.92            --               --         --        (5.70)%
      All contract charges                            --           324         $  3,514       2.87%          --
2014  Lowest contract charge 1.20% Class B        $11.58            --               --         --        11.24%
      Highest contract charge 1.25% Class B       $11.58            --               --         --        11.24%
      All contract charges                            --           151         $  1,749       2.02%          --
EQ/LAZARD EMERGING MARKETS EQUITY(AC)
2018  Lowest contract charge 0.30% Class B(r)     $ 9.08            --               --         --        (1.41)%
      Highest contract charge 1.70% Class B(r)    $10.19            --               --         --        (1.74)%
      All contract charges                            --         7,831         $ 79,666       0.17%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 1.30% Class A        $14.75            --               --         --       (10.61)%
      Highest contract charge 1.70% Class A       $14.22            --               --         --       (10.90)%
      All contract charges                            --         2,192         $ 32,070       0.95%          --
2017  Lowest contract charge 1.30% Class A        $16.50            --               --         --        30.43%
      Highest contract charge 1.70% Class A       $15.96            --               --         --        29.86%
      All contract charges                            --         1,833         $ 29,949       0.86%          --
2016  Lowest contract charge 1.30% Class A        $12.65            --               --         --         0.64%
      Highest contract charge 1.70% Class A       $12.29            --               --         --         0.24%
      All contract charges                            --         1,611         $ 20,205       1.02%          --
2015  Lowest contract charge 1.30% Class A        $12.57            --               --         --        (1.10)%
      Highest contract charge 1.70% Class A       $12.26            --               --         --        (1.53)%
      All contract charges                            --         1,570         $ 19,572       0.62%          --
2014  Lowest contract charge 1.30% Class A        $12.71            --               --         --        (6.27)%
      Highest contract charge 1.70% Class A       $12.45            --               --         --        (6.60)%
      All contract charges                            --         1,355         $ 17,105       1.04%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.30% Class B        $11.48            --               --         --        (9.61)%
      Highest contract charge 1.70% Class B       $17.81            --               --         --       (10.95)%
      All contract charges                            --         1,679         $ 18,486       0.95%          --
2017  Lowest contract charge 0.30% Class B        $12.70            --               --         --        31.61%
      Highest contract charge 1.70% Class B       $20.00            --               --         --        29.87%
      All contract charges                            --         1,359         $ 17,271       0.86%          --
2016  Lowest contract charge 1.10% Class B        $ 9.21            --               --         --         0.88%
      Highest contract charge 1.70% Class B       $15.40            --               --         --         0.20%
      All contract charges                            --         1,176         $ 11,810       1.02%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.13            --               --         --        (8.52)%
      Highest contract charge 1.70% Class B       $15.37            --               --         --        (1.47)%
      All contract charges                            --           973         $ 10,104       0.62%          --
2014  Lowest contract charge 1.20% Class B        $ 9.40            --               --         --        (6.19)%
      Highest contract charge 1.70% Class B       $15.60            --               --         --        (6.64)%
      All contract charges                            --           809         $  8,848       1.04%          --
EQ/MFS INTERNATIONAL VALUE(AD)
2018  Lowest contract charge 0.30% Class B(r)     $12.83            --               --         --        (4.40)%
      Highest contract charge 1.70% Class B(r)    $17.45            --               --         --        (4.70)%
      All contract charges                            --        13,493         $211,736       0.00%          --
EQ/MFS TECHNOLOGY(AE)
2018  Lowest contract charge 1.10% Class B(r)     $ 8.88            --               --         --       (11.11)%
      Highest contract charge 1.70% Class B(r)    $30.64            --               --         --       (11.27)%
      All contract charges                            --         1,068         $ 33,121       0.00%          --

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(AF)
2018  Lowest contract charge 0.30% Class B(r)     $12.05            --              --          --        (2.74)%
      Highest contract charge 1.70% Class B(r)    $18.26            --              --          --        (2.98)%
      All contract charges                            --         3,048         $50,223        0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 1.30% Class A        $23.15            --              --          --       (12.84)%
      Highest contract charge 1.70% Class A       $22.31            --              --          --       (13.19)%
      All contract charges                            --         2,513         $57,522        1.07%          --
2017  Lowest contract charge 1.30% Class A        $26.56            --              --          --        13.94%
      Highest contract charge 1.70% Class A       $25.70            --              --          --        13.52%
      All contract charges                            --         2,519         $66,190        0.94%          --
2016  Lowest contract charge 1.30% Class A        $23.31            --              --          --        18.38%
      Highest contract charge 1.70% Class A       $22.64            --              --          --        17.86%
      All contract charges                            --         2,625         $60,435        1.28%          --
2015  Lowest contract charge 1.30% Class A        $19.69            --              --          --        (4.14)%
      Highest contract charge 1.70% Class A       $19.21            --              --          --        (4.48)%
      All contract charges                            --         1,883         $36,792        0.90%          --
2014  Lowest contract charge 1.30% Class A        $20.54            --              --          --         7.60%
      Highest contract charge 1.70% Class A       $20.11            --              --          --         7.14%
      All contract charges                            --         1,672         $34,038        1.03%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.30% Class B        $13.19            --              --          --       (11.95)%
      Highest contract charge 1.25% Class B       $12.55            --              --          --       (12.85)%
      All contract charges                            --         2,116         $24,839        1.07%          --
2017  Lowest contract charge 0.30% Class B        $14.98            --              --          --        15.14%
      Highest contract charge 1.25% Class B       $14.40            --              --          --        14.10%
      All contract charges                            --         1,603         $21,792        0.94%          --
2016  Lowest contract charge 0.30% Class B        $13.01            --              --          --        19.58%
      Highest contract charge 1.25% Class B       $12.62            --              --          --        18.39%
      All contract charges                            --         1,206         $14,632        1.28%          --
2015  Lowest contract charge 0.30% Class B        $10.88            --              --          --        (3.20)%
      Highest contract charge 1.25% Class B       $10.66            --              --          --        (4.05)%
      All contract charges                            --           958         $10,059        0.90%          --
2014  Lowest contract charge 1.20% Class B        $11.12            --              --          --         7.65%
      Highest contract charge 1.25% Class B       $11.11            --              --          --         7.66%
      All contract charges                            --           559         $ 6,207        1.03%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.65% Class A        $ 9.64            --              --          --         0.63%
      Highest contract charge 1.70% Class A       $ 8.71            --              --          --        (0.34)%
      All contract charges                            --         6,784         $60,906        1.26%          --
2017  Lowest contract charge 0.65% Class A        $ 9.58            --              --          --        (0.31)%
      Highest contract charge 1.70% Class A       $ 8.74            --              --          --        (1.35)%
      All contract charges                            --         6,813         $61,312        0.38%          --
2016  Lowest contract charge 0.65% Class A        $ 9.61            --              --          --        (0.62)%
      Highest contract charge 1.70% Class A       $ 8.86            --              --          --        (1.66)%
      All contract charges                            --         9,468         $86,860        0.00%          --
2015  Lowest contract charge 0.65% Class A        $ 9.67            --              --          --        (0.62)%
      Highest contract charge 1.70% Class A       $ 9.01            --              --          --        (1.74)%
      All contract charges                            --         8,253         $77,117        0.00%          --
2014  Lowest contract charge 0.65% Class A        $ 9.73            --              --          --        (0.71)%
      Highest contract charge 1.70% Class A       $ 9.17            --              --          --        (1.71)%
      All contract charges                            --         5,837         $54,908        0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.30% Class B        $10.01            --              --          --         0.91%
      Highest contract charge 1.70% Class B       $23.77            --              --          --        (0.46)%
      All contract charges                            --         6,167         $60,610        1.26%          --

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/MONEY MARKET (CONTINUED)
2017  Lowest contract charge 1.10% Class B       $ 9.75            --              --          --        (0.71)%
      Highest contract charge 1.70% Class B      $23.88            --              --          --        (1.32)%
      All contract charges                           --         6,338         $62,447        0.38%          --
2016  Lowest contract charge 1.10% Class B(e)    $ 9.82            --              --          --        (1.11)%
      Highest contract charge 1.70% Class B      $24.20            --              --          --        (1.67)%
      All contract charges                           --         6,688         $66,890        0.00%          --
2015  Lowest contract charge 0.30% Class B       $ 9.93            --              --          --        (0.30)%
      Highest contract charge 1.70% Class B      $24.61            --              --          --        (1.72)%
      All contract charges                           --         5,965         $60,652        0.00%          --
2014  Lowest contract charge 0.30% Class B       $ 9.96            --              --          --        (0.30)%
      Highest contract charge 1.70% Class B      $25.04            --              --          --        (1.69)%
      All contract charges                           --         5,879         $60,569        0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 1.30% Class A       $17.96            --              --          --       (14.60)%
      Highest contract charge 1.70% Class A      $17.31            --              --          --       (14.94)%
      All contract charges                           --         2,807         $49,903        0.35%          --
2017  Lowest contract charge 1.30% Class A       $21.03            --              --          --        33.86%
      Highest contract charge 1.70% Class A      $20.35            --              --          --        33.36%
      All contract charges                           --         3,093         $64,193        0.60%          --
2016  Lowest contract charge 1.30% Class A       $15.71            --              --          --        (1.26)%
      Highest contract charge 1.70% Class A      $15.26            --              --          --        (1.68)%
      All contract charges                           --         2,463         $38,345        0.82%          --
2015  Lowest contract charge 1.30% Class A       $15.91            --              --          --         1.86%
      Highest contract charge 1.70% Class A      $15.52            --              --          --         1.44%
      All contract charges                           --         2,630         $41,513        0.28%          --
2014  Lowest contract charge 1.30% Class A       $15.62            --              --          --         0.45%
      Highest contract charge 1.70% Class A      $15.30            --              --          --         0.07%
      All contract charges                           --         2,055         $31,876        0.58%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.30% Class B       $12.57            --              --          --       (13.73)%
      Highest contract charge 1.70% Class B      $15.46            --              --          --       (14.91)%
      All contract charges                           --         1,748         $22,406        0.35%          --
2017  Lowest contract charge 0.30% Class B       $14.57            --              --          --        35.16%
      Highest contract charge 1.70% Class B      $18.17            --              --          --        33.31%
      All contract charges                           --         1,311         $20,934        0.60%          --
2016  Lowest contract charge 0.30% Class B       $10.78            --              --          --        (0.19)%
      Highest contract charge 1.70% Class B      $13.63            --              --          --        (1.66)%
      All contract charges                           --         1,253         $15,560        0.82%          --
2015  Lowest contract charge 0.30% Class B       $10.80            --              --          --         2.86%
      Highest contract charge 1.70% Class B      $13.86            --              --          --         1.39%
      All contract charges                           --         1,058         $13,387        0.28%          --
2014  Lowest contract charge 0.30% Class B       $10.50            --              --          --         1.45%
      Highest contract charge 1.70% Class B      $13.67            --              --          --         0.07%
      All contract charges                           --           633         $ 8,270        0.58%          --
EQ/PIMCO GLOBAL REAL RETURN(P)
2018  Lowest contract charge 1.10% Class B       $10.32            --              --          --        (2.46)%
      Highest contract charge 1.70% Class B      $10.08            --              --          --        (3.08)%
      All contract charges                           --         2,403         $24,896        2.65%          --
2017  Lowest contract charge 1.10% Class B       $10.58            --              --          --         1.83%
      Highest contract charge 1.70% Class B      $10.40            --              --          --         1.17%
      All contract charges                           --         1,985         $21,118        1.41%          --
2016  Lowest contract charge 1.10% Class B       $10.39            --              --          --         9.02%
      Highest contract charge 1.70% Class B      $10.28            --              --          --         8.44%
      All contract charges                           --         1,311         $13,760        6.00%          --

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/PIMCO GLOBAL REAL RETURN(P) (CONTINUED)
2015  Lowest contract charge 1.10% Class B(e)     $ 9.53            --               --         --       (3.54)%
      Highest contract charge 1.70% Class B       $ 9.48            --               --         --       (4.05)%
      All contract charges                            --           856         $  8,251       1.54%         --
2014  Lowest contract charge 1.20% Class B        $10.31            --               --         --        6.51%
      Highest contract charge 1.70% Class B       $ 9.88            --               --         --        6.01%
      All contract charges                            --           455         $  4,558       7.08%         --
EQ/PIMCO REAL RETURN(AG)
2018  Lowest contract charge 1.30% Class B(r)     $11.23            --               --         --        0.18%
      Highest contract charge 1.70% Class B(r)    $10.82            --               --         --        0.09%
      All contract charges                            --         4,365         $ 48,416       0.46%         --
EQ/PIMCO TOTAL RETURN(AH)
2018  Lowest contract charge 0.30% Class B(r)     $10.91            --               --         --        1.77%
      Highest contract charge 1.70% Class B(r)    $11.47            --               --         --        1.41%
      All contract charges                            --        14,521         $165,330       0.69%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.30% Class A        $ 9.53            --               --         --       (0.31)%
      Highest contract charge 1.70% Class A       $ 9.18            --               --         --       (0.76)%
      All contract charges                            --         2,790         $ 26,335       2.40%         --
2017  Lowest contract charge 1.30% Class A        $ 9.56            --               --         --        0.53%
      Highest contract charge 1.70% Class A       $ 9.25            --               --         --        0.11%
      All contract charges                            --         2,497         $ 23,664       1.27%         --
2016  Lowest contract charge 1.30% Class A        $ 9.51            --               --         --        0.63%
      Highest contract charge 1.70% Class A       $ 9.24            --               --         --        0.33%
      All contract charges                            --         2,698         $ 25,429       1.05%         --
2015  Lowest contract charge 1.30% Class A        $ 9.45            --               --         --       (1.56)%
      Highest contract charge 1.70% Class A       $ 9.21            --               --         --       (2.02)%
      All contract charges                            --         2,491         $ 23,337       0.51%         --
2014  Lowest contract charge 1.30% Class A        $ 9.60            --               --         --       (1.34)%
      Highest contract charge 1.70% Class A       $ 9.40            --               --         --       (1.78)%
      All contract charges                            --         2,340         $ 22,300       0.40%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class B        $10.04            --               --         --       (0.20)%
      Highest contract charge 1.70% Class B       $ 9.83            --               --         --       (0.81)%
      All contract charges                            --         1,866         $ 18,389       2.40%         --
2017  Lowest contract charge 1.10% Class B        $10.06            --               --         --        0.80%
      Highest contract charge 1.70% Class B       $ 9.91            --               --         --        0.20%
      All contract charges                            --           950         $  9,340       1.27%         --
2016  Lowest contract charge 1.10% Class B        $ 9.98            --               --         --        0.91%
      Highest contract charge 1.70% Class B       $ 9.89            --               --         --        0.30%
      All contract charges                            --           755         $  7,364       1.05%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.89            --               --         --       (1.10)%
      Highest contract charge 1.70% Class B       $ 9.86            --               --         --       (1.99)%
      All contract charges                            --           597         $  5,742       0.51%         --
2014  Lowest contract charge 1.20% Class B        $ 9.84            --               --         --       (1.30)%
      Highest contract charge 1.70% Class B       $10.06            --               --         --       (1.85)%
      All contract charges                            --           389         $  3,788       0.40%         --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 1.30% Class B        $10.85            --               --         --       (1.27)%
      Highest contract charge 1.70% Class B       $15.06            --               --         --       (1.63)%
      All contract charges                            --         2,247         $ 26,332       1.59%         --
2017  Lowest contract charge 1.30% Class B        $10.99            --               --         --        0.09%
      Highest contract charge 1.70% Class B       $15.31            --               --         --       (0.33)%
      All contract charges                            --         2,455         $ 28,720       1.23%         --
2016  Lowest contract charge 1.30% Class B        $10.98            --               --         --       (0.09)%
      Highest contract charge 1.70% Class B       $15.36            --               --         --       (0.52)%
      All contract charges                            --         2,276         $ 26,773       1.19%         --

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2015  Lowest contract charge 1.30% Class B     $10.99            --               --         --        (1.08)%
      Highest contract charge 1.70% Class B    $15.44            --               --         --        (1.47)%
      All contract charges                         --         2,274         $ 26,943       1.10%          --
2014  Lowest contract charge 1.30% Class B     $11.11            --               --         --         1.55%
      Highest contract charge 1.70% Class B    $15.67            --               --         --         1.16%
      All contract charges                         --         2,077         $ 25,065       1.06%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 1.30% Class A     $22.49            --               --         --       (12.49)%
      Highest contract charge 1.70% Class A    $21.67            --               --         --       (12.83)%
      All contract charges                         --         2,007         $ 44,509       1.04%          --
2017  Lowest contract charge 1.30% Class A     $25.70            --               --         --        12.52%
      Highest contract charge 1.70% Class A    $24.86            --               --         --        12.08%
      All contract charges                         --         1,766         $ 44,885       1.07%          --
2016  Lowest contract charge 1.30% Class A     $22.84            --               --         --        18.96%
      Highest contract charge 1.70% Class A    $22.18            --               --         --        18.48%
      All contract charges                         --         1,959         $ 44,158       1.42%          --
2015  Lowest contract charge 1.30% Class A     $19.20            --               --         --        (5.79)%
      Highest contract charge 1.70% Class A    $18.72            --               --         --        (6.21)%
      All contract charges                         --         1,291         $ 24,592       0.89%          --
2014  Lowest contract charge 1.30% Class A     $20.38            --               --         --         3.50%
      Highest contract charge 1.70% Class A    $19.96            --               --         --         3.10%
      All contract charges                         --         1,162         $ 23,463       0.93%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.30% Class B     $12.47            --               --         --       (11.56)%
      Highest contract charge 1.25% Class B    $11.87            --               --         --       (12.40)%
      All contract charges                         --         1,325         $ 14,966       1.04%          --
2017  Lowest contract charge 0.30% Class B     $14.10            --               --         --        13.62%
      Highest contract charge 1.25% Class B    $13.55            --               --         --        12.54%
      All contract charges                         --         1,204         $ 15,721       1.07%          --
2016  Lowest contract charge 0.30% Class B     $12.41            --               --         --        20.25%
      Highest contract charge 1.25% Class B    $12.04            --               --         --        19.09%
      All contract charges                         --           927         $ 10,907       1.42%          --
2015  Lowest contract charge 0.30% Class B     $10.32            --               --         --        (4.88)%
      Highest contract charge 1.25% Class B    $10.11            --               --         --        (5.78)%
      All contract charges                         --           501         $  5,003       0.89%          --
2014  Lowest contract charge 1.20% Class B     $10.74            --               --         --         3.67%
      Highest contract charge 1.25% Class B    $10.73            --               --         --         3.57%
      All contract charges                         --           249         $  2,679       0.93%          --
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 1.30% Class A     $27.56            --               --         --        (2.92)%
      Highest contract charge 1.70% Class A    $26.56            --               --         --        (3.31)%
      All contract charges                         --         5,477         $149,506       0.00%          --
2017  Lowest contract charge 1.30% Class A     $28.39            --               --         --        31.68%
      Highest contract charge 1.70% Class A    $27.47            --               --         --        31.12%
      All contract charges                         --         5,607         $157,447       0.00%          --
2016  Lowest contract charge 0.65% Class A     $19.20            --               --         --         0.68%
      Highest contract charge 1.70% Class A    $20.95            --               --         --        (0.38)%
      All contract charges                         --         4,834         $103,341       0.00%          --
2015  Lowest contract charge 0.65% Class A     $19.07            --               --         --         9.53%
      Highest contract charge 1.70% Class A    $21.03            --               --         --         8.35%
      All contract charges                         --         4,505         $ 96,324       0.00%          --
2014  Lowest contract charge 0.65% Class A     $17.41            --               --         --         7.94%
      Highest contract charge 1.70% Class A    $19.41            --               --         --         6.82%
      All contract charges                         --         3,388         $ 66,665       0.00%          --

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.30% Class B           $16.44            --               --         --        (1.91)%
      Highest contract charge 1.70% Class B          $33.17            --               --         --        (3.29)%
      All contract charges                               --         4,149         $ 63,551       0.00%          --
2017  Lowest contract charge 0.30% Class B           $16.76            --               --         --        32.91%
      Highest contract charge 1.70% Class B          $34.30            --               --         --        31.12%
      All contract charges                               --         3,322         $ 55,656       0.00%          --
2016  Lowest contract charge 1.10% Class B           $10.18            --               --         --         0.20%
      Highest contract charge 1.70% Class B          $26.16            --               --         --        (0.38)%
      All contract charges                               --         2,738         $ 37,437       0.00%          --
2015  Lowest contract charge 1.10% Class B(e)        $10.16            --               --         --         1.50%
      Highest contract charge 1.70% Class B          $26.26            --               --         --         8.38%
      All contract charges                               --         2,064         $ 29,276       0.00%          --
2014  Lowest contract charge 1.20% Class B           $11.23            --               --         --         7.26%
      Highest contract charge 1.70% Class B          $24.23            --               --         --         6.79%
      All contract charges                               --         1,415         $ 19,973       0.00%          --
EQ/T. ROWE PRICE HEALTH SCIENCES(AI)
2018  Lowest contract charge 0.30% Class B(r)        $17.51            --               --         --        (9.51)%
      Highest contract charge 1.70% Class B(r)       $38.22            --               --         --        (9.75)%
      All contract charges                               --         5,303         $145,114       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 1.30% Class B           $ 3.71            --               --         --       (14.71)%
      Highest contract charge 1.70% Class B          $ 8.71            --               --         --       (14.94)%
      All contract charges                               --         1,007         $  5,776       0.33%          --
2017  Lowest contract charge 1.30% Class B           $ 4.35            --               --         --        19.83%
      Highest contract charge 1.70% Class B          $10.24            --               --         --        19.21%
      All contract charges                               --         1,146         $  7,925       0.27%          --
2016  Lowest contract charge 1.30% Class B           $ 3.63            --               --         --         8.68%
      Highest contract charge 1.70% Class B          $ 8.59            --               --         --         8.32%
      All contract charges                               --         1,209         $  7,215       0.86%          --
2015  Lowest contract charge 1.30% Class B           $ 3.34            --               --         --        (2.62)%
      Highest contract charge 1.70% Class B          $ 7.93            --               --         --        (3.06)%
      All contract charges                               --         1,120         $  6,412       0.63%          --
2014  Lowest contract charge 1.30% Class B           $ 3.43            --               --         --        12.83%
      Highest contract charge 1.70% Class B          $ 8.18            --               --         --        12.52%
      All contract charges                               --           960         $  5,733       0.64%          --
FEDERATED HIGH INCOME BOND FUND II
2018  Lowest contract charge 0.30% Service Class     $11.66            --               --         --        (3.72)%
      Highest contract charge 1.25% Service Class    $11.10            --               --         --        (4.64)%
      All contract charges                               --         1,856         $ 20,290       7.29%          --
2017  Lowest contract charge 0.30% Service Class     $12.11            --               --         --         6.23%
      Highest contract charge 1.25% Service Class    $11.64            --               --         --         5.24%
      All contract charges                               --         1,670         $ 19,170       5.96%          --
2016  Lowest contract charge 0.30% Service Class     $11.40            --               --         --        14.23%
      Highest contract charge 1.25% Service Class    $11.06            --               --         --        13.09%
      All contract charges                               --         1,353         $ 14,777       5.05%          --
2015  Lowest contract charge 0.30% Service Class     $ 9.98            --               --         --        (3.01)%
      Highest contract charge 1.25% Service Class    $ 9.78            --               --         --        (3.93)%
      All contract charges                               --           950         $  9,245       4.48%          --
2014  Lowest contract charge 0.30% Service Class     $10.29            --               --         --         2.08%
      Highest contract charge 1.25% Service Class    $10.18            --               --         --         1.19%
      All contract charges                               --           523         $  5,327       2.87%          --
FEDERATED KAUFMANN FUND II
2018  Lowest contract charge 0.30% Service Class     $16.60            --               --         --         3.30%
      Highest contract charge 1.25% Service Class    $15.80            --               --         --         2.33%
      All contract charges                               --           877         $ 12,343       0.00%          --

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FEDERATED KAUFMANN FUND II (CONTINUED)
2017  Lowest contract charge 0.30% Service Class       $16.07           --               --          --       27.54%
      Highest contract charge 1.25% Service Class      $15.44           --               --          --       26.35%
      All contract charges                                 --          517           $7,249          --          --
2016  Lowest contract charge 0.30% Service Class       $12.60           --               --          --        3.11%
      Highest contract charge 1.25% Service Class      $12.22           --               --          --        2.09%
      All contract charges                                 --          369           $4,196        0.00%         --
2015  Lowest contract charge 0.30% Service Class       $12.22           --               --          --        5.89%
      Highest contract charge 1.25% Service Class      $11.97           --               --          --        4.82%
      All contract charges                                 --          309           $3,575        0.00%         --
2014  Lowest contract charge 1.20% Service Class       $11.42           --               --          --        8.14%
      Highest contract charge 1.25% Service Class      $11.42           --               --          --        8.14%
      All contract charges                                 --           66           $  761        0.00%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $16.35           --               --          --       (9.07)%
      Highest contract charge 1.70% Service Class 2    $15.76           --               --          --       (9.43)%
      All contract charges                                 --           36           $  596        1.05%         --
2017  Lowest contract charge 1.30% Service Class 2     $17.98           --               --          --       16.91%
      Highest contract charge 1.70% Service Class 2    $17.40           --               --          --       16.47%
      All contract charges                                 --           51           $  908        1.12%         --
2016  Lowest contract charge 1.30% Service Class 2     $15.38           --               --          --        0.85%
      Highest contract charge 1.70% Service Class 2    $14.94           --               --          --        0.47%
      All contract charges                                 --           49           $  742        1.07%         --
2015  Lowest contract charge 1.30% Service Class 2     $15.25           --               --          --       (1.49)%
      Highest contract charge 1.70% Service Class 2    $14.87           --               --          --       (1.91)%
      All contract charges                                 --           59           $  894        0.95%         --
2014  Lowest contract charge 1.30% Service Class 2     $15.48           --               --          --        4.17%
      Highest contract charge 1.70% Service Class 2    $15.16           --               --          --        3.76%
      All contract charges                                 --           59           $  926        0.63%         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $13.37           --               --          --       (6.50)%
      Highest contract charge 1.70% Service Class 2    $12.95           --               --          --       (6.90)%
      All contract charges                                 --           33           $  434        1.21%         --
2017  Lowest contract charge 1.30% Service Class 2     $14.30           --               --          --       13.31%
      Highest contract charge 1.70% Service Class 2    $13.91           --               --          --       12.91%
      All contract charges                                 --           69           $  975        1.35%         --
2016  Lowest contract charge 1.30% Service Class 2     $12.62           --               --          --        4.21%
      Highest contract charge 1.70% Service Class 2    $12.32           --               --          --        3.79%
      All contract charges                                 --           47           $  598        1.09%         --
2015  Lowest contract charge 1.30% Service Class 2     $12.11           --               --          --       (1.78)%
      Highest contract charge 1.70% Service Class 2    $11.87           --               --          --       (2.22)%
      All contract charges                                 --           60           $  717        1.52%         --
2014  Lowest contract charge 1.30% Service Class 2     $12.33           --               --          --        3.09%
      Highest contract charge 1.70% Service Class 2    $12.14           --               --          --        2.71%
      All contract charges                                 --           67           $  825        1.29%         --
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $13.63           --               --          --       (7.34)%
      Highest contract charge 1.70% Service Class 2    $13.20           --               --          --       (7.69)%
      All contract charges                                 --          100           $1,355        1.35%         --
2017  Lowest contract charge 1.30% Service Class 2     $14.71           --               --          --       14.74%
      Highest contract charge 1.70% Service Class 2    $14.30           --               --          --       14.31%
      All contract charges                                 --           84           $1,227        1.36%         --
2016  Lowest contract charge 1.30% Service Class 2     $12.82           --               --          --        4.48%
      Highest contract charge 1.70% Service Class 2    $12.51           --               --          --        3.99%
      All contract charges                                 --           82           $1,045        1.14%         --

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO (CONTINUED)
2015  Lowest contract charge 1.30% Service Class 2     $12.27            --              --          --        (1.76)%
      Highest contract charge 1.70% Service Class 2    $12.03            --              --          --        (2.20)%
      All contract charges                                 --            95         $ 1,162        2.06%          --
2014  Lowest contract charge 1.30% Service Class 2     $12.49            --              --          --         3.22%
      Highest contract charge 1.65% Service Class 2    $12.32            --              --          --         2.84%
      All contract charges                                 --            56         $   702        1.34%          --
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $14.21            --              --          --        (7.97)%
      Highest contract charge 1.65% Service Class 2    $13.81            --              --          --        (8.36)%
      All contract charges                                 --           105         $ 1,487        1.34%          --
2017  Lowest contract charge 1.30% Service Class 2     $15.44            --              --          --        16.00%
      Highest contract charge 1.65% Service Class 2    $15.07            --              --          --        15.66%
      All contract charges                                 --            89         $ 1,367        1.26%          --
2016  Lowest contract charge 1.30% Service Class 2     $13.31            --              --          --         4.64%
      Highest contract charge 1.65% Service Class 2    $13.03            --              --          --         4.24%
      All contract charges                                 --            92         $ 1,210        1.40%          --
2015  Lowest contract charge 1.30% Service Class 2     $12.72            --              --          --        (1.78)%
      Highest contract charge 1.65% Service Class 2    $12.50            --              --          --        (2.11)%
      All contract charges                                 --            78         $   981        1.61%          --
2014  Lowest contract charge 1.30% Service Class 2     $12.95            --              --          --         3.43%
      Highest contract charge 1.65% Service Class 2    $12.77            --              --          --         3.07%
      All contract charges                                 --            70         $   916        0.01           --
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $14.56            --              --          --        (9.23)%
      Highest contract charge 1.70% Service Class 2    $14.10            --              --          --        (9.62)%
      All contract charges                                 --            56         $   808        1.14%          --
2017  Lowest contract charge 1.30% Service Class 2     $16.04            --              --          --        19.08%
      Highest contract charge 1.70% Service Class 2    $15.60            --              --          --        18.63%
      All contract charges                                 --            62         $ 1,002        1.13%          --
2016  Lowest contract charge 1.30% Service Class 2     $13.47            --              --          --         4.99%
      Highest contract charge 1.70% Service Class 2    $13.15            --              --          --         4.61%
      All contract charges                                 --            66         $   895        1.26%          --
2015  Lowest contract charge 1.30% Service Class 2     $12.83            --              --          --        (1.76)%
      Highest contract charge 1.70% Service Class 2    $12.57            --              --          --        (2.26)%
      All contract charges                                 --            65         $   839        1.45%          --
2014  Lowest contract charge 1.30% Service Class 2     $13.06            --              --          --         3.32%
      Highest contract charge 1.70% Service Class 2    $12.86            --              --          --         2.96%
      All contract charges                                 --            64         $   840        1.76%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.30% Service Class 2     $12.44            --              --          --       (15.03)%
      Highest contract charge 1.70% Service Class 2    $18.65            --              --          --       (16.22)%
      All contract charges                                 --         4,423         $73,124        0.40%          --
2017  Lowest contract charge 0.30% Service Class 2     $14.64            --              --          --        20.20%
      Highest contract charge 1.70% Service Class 2    $22.26            --              --          --        18.53%
      All contract charges                                 --         4,323         $87,138        0.50%          --
2016  Lowest contract charge 0.30% Service Class 2     $12.18            --              --          --        11.54%
      Highest contract charge 1.70% Service Class 2    $18.78            --              --          --        10.02%
      All contract charges                                 --         3,955         $68,757        0.33%          --
2015  Lowest contract charge 0.30% Service Class 2     $10.92            --              --          --        (1.89)%
      Highest contract charge 1.70% Service Class 2    $17.07            --              --          --        (3.34)%
      All contract charges                                 --         3,700         $59,517        0.28%          --
2014  Lowest contract charge 0.65% Service Class 2     $14.56            --              --          --         5.35%
      Highest contract charge 1.70% Service Class 2    $17.66            --              --          --         4.25%
      All contract charges                                 --         2,761         $47,363        0.02%          --

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
2018       Lowest contract charge 0.30% Service Class 2         $11.22            --               --         --        (3.19)%
           Highest contract charge 1.70% Service Class 2        $12.47            --               --         --        (4.52)%
           All contract charges                                     --        10,478         $124,541       3.74%          --
2017       Lowest contract charge 0.30% Service Class 2         $11.59            --               --         --         7.31%
           Highest contract charge 1.70% Service Class 2        $13.06            --               --         --         5.75%
           All contract charges                                     --         9,253         $116,085       3.27%          --
2016       Lowest contract charge 0.30% Service Class 2         $10.80            --               --         --         7.68%
           Highest contract charge 1.70% Service Class 2        $12.35            --               --         --         6.19%
           All contract charges                                     --         7,661         $ 91,574       3.83%          --
2015       Lowest contract charge 0.30% Service Class 2         $10.03            --               --         --        (2.24)%
           Highest contract charge 1.70% Service Class 2        $11.63            --               --         --        (3.65)%
           All contract charges                                     --         6,084         $ 68,880       2.91%          --
2014       Lowest contract charge 0.65% Service Class 2         $11.35            --               --         --         2.71%
           Highest contract charge 1.70% Service Class 2        $12.07            --               --         --         1.68%
           All contract charges                                     --         4,647         $ 54,833       3.55%          --
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
2018       Lowest contract charge 1.10% Class I                 $10.09            --               --         --        (5.44)%
           Highest contract charge 1.70% Class I                $10.14            --               --         --        (6.11)%
           All contract charges                                     --           396         $  4,068       2.30%          --
2017       Lowest contract charge 1.10% Class I                 $10.67            --               --         --         4.81%
           Highest contract charge 1.70% Class I                $10.80            --               --         --         4.25%
           All contract charges                                     --           368         $  4,001       2.83%          --
2016       Lowest contract charge 1.10% Class I                 $10.18            --               --         --         8.07%
           Highest contract charge 1.70% Class I                $10.36            --               --         --         7.47%
           All contract charges                                     --           274         $  2,852       2.29%          --
2015       Lowest contract charge 1.10% Class I(e)              $ 9.42            --               --         --        (5.23)%
           Highest contract charge 1.70% Class I                $ 9.64            --               --         --        (4.84)%
           All contract charges                                     --           235         $  2,284       2.74%          --
2014       Lowest contract charge 1.20% Class I(a)              $10.16            --               --         --         2.11%
           Highest contract charge 1.70% Class I(a)             $10.13            --               --         --         1.81%
           All contract charges                                     --            54         $    558       1.33%          --
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
2018       Lowest contract charge 0.30% Class I                 $13.27            --               --         --        (5.21)%
           Highest contract charge 1.70% Class I                $13.94            --               --         --        (6.51)%
           All contract charges                                     --         3,488         $ 46,896       1.54%          --
2017       Lowest contract charge 1.10% Class I                 $12.13            --               --         --        12.31%
           Highest contract charge 1.70% Class I                $14.91            --               --         --        11.52%
           All contract charges                                     --         3,503         $ 50,335       1.34%          --
2016       Lowest contract charge 1.10% Class I                 $10.80            --               --         --        10.43%
           Highest contract charge 1.70% Class I                $13.37            --               --         --         9.86%
           All contract charges                                     --         2,929         $ 38,062       1.13%          --
2015       Lowest contract charge 1.10% Class I(e)              $ 9.78            --               --         --        (1.91)%
           Highest contract charge 1.70% Class I                $12.17            --               --         --        (1.62)%
           All contract charges                                     --         1,665         $ 19,927       2.64%          --
2014       Lowest contract charge 1.20% Class I                 $11.01            --               --         --         8.69%
           Highest contract charge 1.70% Class I                $12.37            --               --         --         8.13%
           All contract charges                                     --           795         $  9,688       0.96%          --
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
2018       Lowest contract charge 1.10% Class 2                 $ 9.89            --               --         --       (10.58)%
           Highest contract charge 1.70% Class 2                $14.32            --               --         --       (11.17)%
           All contract charges                                     --         2,184         $ 29,693       3.00%          --
2017       Lowest contract charge 1.10% Class 2(e)              $11.06            --               --         --        10.71%
           Highest contract charge 1.70% Class 2                $16.12            --               --         --        10.03%
           All contract charges                                     --         1,402         $ 21,003       2.68%          --

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND (CONTINUED)
2016    Lowest contract charge 0.65% Class 2               $14.87            --              --          --        12.40%
        Highest contract charge 1.70% Class 2              $14.65            --              --          --        11.32%
        All contract charges                                   --         1,369         $18,653        3.98%          --
2015    Lowest contract charge 0.65% Class 2               $13.23            --              --          --        (6.83)%
        Highest contract charge 1.70% Class 2              $13.16            --              --          --        (7.84)%
        All contract charges                                   --         1,405         $17,143        2.85%          --
2014    Lowest contract charge 0.65% Class 2               $14.20            --              --          --         2.23%
        Highest contract charge 1.70% Class 2              $14.28            --              --          --         1.13%
        All contract charges                                   --         1,440         $19,384        2.72%          --
FRANKLIN INCOME VIP FUND
2018    Lowest contract charge 0.30% Class 2               $11.67            --              --          --        (4.58)%
        Highest contract charge 1.70% Class 2              $14.44            --              --          --        (5.93)%
        All contract charges                                   --         6,763         $87,447        4.78%          --
2017    Lowest contract charge 0.30% Class 2               $12.23            --              --          --         9.39%
        Highest contract charge 1.70% Class 2              $15.35            --              --          --         7.79%
        All contract charges                                   --         6,702         $92,902        4.12%          --
2016    Lowest contract charge 0.65% Class 2               $14.18            --              --          --        13.26%
        Highest contract charge 1.70% Class 2              $14.24            --              --          --        12.13%
        All contract charges                                   --         6,365         $82,729        4.86%          --
2015    Lowest contract charge 0.65% Class 2               $12.52            --              --          --        (7.60)%
        Highest contract charge 1.70% Class 2              $12.70            --              --          --        (8.63)%
        All contract charges                                   --         6,154         $72,293        4.74%          --
2014    Lowest contract charge 0.65% Class 2               $13.55            --              --          --         3.91%
        Highest contract charge 1.70% Class 2              $13.90            --              --          --         2.81%
        All contract charges                                   --         5,180         $66,764        4.72%          --
FRANKLIN MUTUAL SHARES VIP FUND
2018    Lowest contract charge 1.10% Class 2               $ 9.98            --              --          --       (10.09)%
        Highest contract charge 1.70% Class 2              $15.74            --              --          --       (10.67)%
        All contract charges                                   --           767         $11,180        2.34%          --
2017    Lowest contract charge 1.10% Class 2               $11.10            --              --          --         7.14%
        Highest contract charge 1.70% Class 2              $17.62            --              --          --         6.53%
        All contract charges                                   --           877         $14,585        2.25%          --
2016    Lowest contract charge 1.10% Class 2               $10.36            --              --          --        14.86%
        Highest contract charge 1.70% Class 2              $16.54            --              --          --        14.07%
        All contract charges                                   --           858         $13,696        2.06%          --
2015    Lowest contract charge 1.10% Class 2(e)            $ 9.02            --              --          --        (9.71)%
        Highest contract charge 1.70% Class 2              $14.50            --              --          --        (6.51)%
        All contract charges                                   --           898         $12,751        3.14%          --
2014    Lowest contract charge 1.20% Class 2               $10.92            --              --          --         5.81%
        Highest contract charge 1.70% Class 2              $15.51            --              --          --         5.30%
        All contract charges                                   --           869         $13,443        2.07%          --
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
2018    Lowest contract charge 0.30% Common Shares         $ 9.56            --              --          --        (9.30)%
        Highest contract charge 1.70% Common Shares        $ 6.73            --              --          --       (10.51)%
        All contract charges                                   --           347         $ 2,773        0.00%          --
2017    Lowest contract charge 0.30% Common Shares         $10.54            --              --          --         8.44%
        Highest contract charge 1.70% Common Shares        $ 7.52            --              --          --         6.82%
        All contract charges                                   --           323         $ 2,866        1.44%          --
2016    Lowest contract charge 0.30% Common Shares         $ 9.72            --              --          --       (15.03)%
        Highest contract charge 1.70% Common Shares        $ 7.04            --              --          --       (16.19)%
        All contract charges                                   --           292         $ 2,432        3.96%          --
2015    Lowest contract charge 1.10% Common Shares(e)      $ 9.28            --              --          --        (5.50)%
        Highest contract charge 1.70% Common Shares        $ 8.40            --              --          --        (3.23)%
        All contract charges                                   --           206         $ 2,030        2.39%          --

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                 --------------------------------------------------------------
                                                                                              ACCUMULATION
                                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                                 ---------- ----------------- ------------ ------------- --------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND (CONTINUED)
2014         Lowest contract charge 1.20% Common Shares            $11.53            --              --          --       10.65%
             Highest contract charge 1.70% Common Shares           $ 8.68            --              --          --       10.15%
             All contract charges                                      --           122         $ 1,204        0.00%         --
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
2018         Lowest contract charge 1.30% Common Shares            $ 9.24            --              --          --       (6.29)%
             Highest contract charge 1.70% Common Shares           $ 8.95            --              --          --       (6.67)%
             All contract charges                                      --            68         $   620        0.00%         --
2017         Lowest contract charge 1.30% Common Shares            $ 9.86            --              --          --        2.39%
             Highest contract charge 1.70% Common Shares           $ 9.59            --              --          --        1.91%
             All contract charges                                      --            70         $   686        0.00%         --
2016         Lowest contract charge 1.30% Common Shares            $ 9.63            --              --          --       (1.83)%
             Highest contract charge 1.70% Common Shares           $ 9.41            --              --          --       (2.18)%
             All contract charges                                      --            92         $   882        0.10%         --
2015         Lowest contract charge 1.30% Common Shares            $ 9.81            --              --          --        0.51%
             Highest contract charge 1.70% Common Shares           $ 9.62            --              --          --        0.21%
             All contract charges                                      --            93         $   901        0.66%         --
2014         Lowest contract charge 1.30% Common Shares            $ 9.76            --              --          --        3.28%
             Highest contract charge 1.70% Common Shares           $ 9.60            --              --          --        2.78%
             All contract charges                                      --            84         $   814        0.00%         --
HARTFORD CAPITAL APPRECIATION HLS FUND
2018         Lowest contract charge 0.30% Class IC                 $11.96            --              --          --       (7.72)%
             Highest contract charge 1.70% Class IC                $11.21            --              --          --       (9.01)%
             All contract charges                                      --         1,479         $16,715        0.45%         --
2017         Lowest contract charge 0.30% Class IC                 $12.96            --              --          --       21.12%
             Highest contract charge 1.70% Class IC                $12.32            --              --          --       19.38%
             All contract charges                                      --         1,420         $17,578        0.73%         --
2016         Lowest contract charge 0.30% Class IC                 $10.70            --              --          --        4.70%
             Highest contract charge 1.70% Class IC                $10.32            --              --          --        3.30%
             All contract charges                                      --         1,214         $12,577        0.74%         --
2015         Lowest contract charge 0.30% Class IC(a)              $10.22            --              --          --        0.20%
             Highest contract charge 1.70% Class IC                $ 9.99            --              --          --       (1.19)%
             All contract charges                                      --           977         $ 9,786        0.97%         --
2014         Lowest contract charge 1.20% Class IC(a)              $10.14            --              --          --        1.91%
             Highest contract charge 1.70% Class IC(a)             $10.11            --              --          --        1.61%
             All contract charges                                      --           171         $ 1,727        1.82%         --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
2018         Lowest contract charge 1.10% Class IC                 $12.58            --              --          --       (1.02)%
             Highest contract charge 1.70% Class IC                $14.38            --              --          --       (1.64)%
             All contract charges                                      --         2,559         $36,325        0.00%         --
2017         Lowest contract charge 1.10% Class IC(e)              $12.71            --              --          --       28.38%
             Highest contract charge 1.70% Class IC                $14.62            --              --          --       27.57%
             All contract charges                                      --         2,348         $34,021        0.00%         --
2016         Lowest contract charge 0.30% Class IC                 $11.88            --              --          --       (1.33)%
             Highest contract charge 1.70% Class IC                $11.46            --              --          --       (2.63)%
             All contract charges                                      --         2,249         $25,515        0.26%         --
2015         Lowest contract charge 0.30% Class IC(a)              $12.04            --              --          --       10.87%
             Highest contract charge 1.70% Class IC                $11.77            --              --          --        9.29%
             All contract charges                                      --         1,740         $20,369        0.00%         --
2014         Lowest contract charge 1.20% Class IC(a)              $10.80            --              --          --        8.22%
             Highest contract charge 1.70% Class IC(a)             $10.77            --              --          --        7.92%
             All contract charges                                      --           149         $ 1,604        0.06%         --
INVESCO V.I. AMERICAN FRANCHISE FUND
2018         Lowest contract charge 1.30% Series II                $25.06            --              --          --       (5.15)%
             Highest contract charge 1.65% Series II               $24.26            --              --          --       (5.49)%
             All contract charges                                      --            21         $   516        0.00%         --

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
INVESCO V.I. AMERICAN FRANCHISE FUND (CONTINUED)
2017  Lowest contract charge 1.30% Series II       $26.42            --              --          --        25.39%
      Highest contract charge 1.70% Series II      $25.56            --              --          --        24.87%
      All contract charges                             --            19         $   504        0.00%          --
2016  Lowest contract charge 1.30% Series II       $21.07            --              --          --         0.67%
      Highest contract charge 1.70% Series II      $20.47            --              --          --         0.29%
      All contract charges                             --            22         $   461        0.00%          --
2015  Lowest contract charge 1.30% Series II       $20.93            --              --          --         3.41%
      Highest contract charge 1.70% Series II      $20.41            --              --          --         2.98%
      All contract charges                             --            42         $   869        0.00%          --
2014  Lowest contract charge 1.30% Series II       $20.24            --              --          --         6.75%
      Highest contract charge 1.70% Series II      $19.82            --              --          --         6.33%
      All contract charges                             --            23         $   441        0.00%          --
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
2018  Lowest contract charge 1.10% Series II       $10.07            --              --          --        (7.70)%
      Highest contract charge 1.25% Series II      $10.65            --              --          --        (7.87)%
      All contract charges                             --           924         $ 9,610        1.32%          --
2017  Lowest contract charge 1.10% Series II       $10.91            --              --          --         8.67%
      Highest contract charge 1.25% Series II      $11.56            --              --          --         8.54%
      All contract charges                             --           932         $10,547        3.79%          --
2016  Lowest contract charge 1.10% Series II       $10.04            --              --          --        10.21%
      Highest contract charge 1.25% Series II      $10.65            --              --          --        10.13%
      All contract charges                             --           852         $ 8,910        0.21%          --
2015  Lowest contract charge 1.10% Series II(e)    $ 9.11            --              --          --        (7.14)%
      Highest contract charge 1.25% Series II      $ 9.67            --              --          --        (5.66)%
      All contract charges                             --           492         $ 4,743        4.19%          --
2014  Lowest contract charge 1.20% Series II       $10.25            --              --          --         4.38%
      Highest contract charge 1.25% Series II      $10.25            --              --          --         4.38%
      All contract charges                             --           285         $ 2,918        0.00%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.65% Series II       $19.73            --              --          --        (8.40)%
      Highest contract charge 1.70% Series II      $16.70            --              --          --        (9.39)%
      All contract charges                             --         3,311         $62,246        2.10%          --
2017  Lowest contract charge 0.65% Series II       $21.54            --              --          --         7.65%
      Highest contract charge 1.70% Series II      $18.43            --              --          --         6.47%
      All contract charges                             --         3,809         $78,587        1.53%          --
2016  Lowest contract charge 0.65% Series II       $20.01            --              --          --        13.76%
      Highest contract charge 1.70% Series II      $17.31            --              --          --        12.62%
      All contract charges                             --         3,584         $68,919        1.28%          --
2015  Lowest contract charge 1.30% Series II       $17.67            --              --          --         0.51%
      Highest contract charge 1.70% Series II      $15.37            --              --          --         0.07%
      All contract charges                             --         2,212         $37,467        1.79%          --
2014  Lowest contract charge 1.30% Series II       $17.58            --              --          --        11.05%
      Highest contract charge 1.70% Series II      $15.36            --              --          --        10.66%
      All contract charges                             --           965         $16,416        1.62%          --
INVESCO V.I. EQUITY AND INCOME FUND
2018  Lowest contract charge 1.30 % Series II      $10.57            --              --          --       (10.88)%
      Highest contract charge 1.70% Series II      $10.40            --              --          --       (11.26)%
      All contract charges                             --         1,442         $15,214        2.06%          --
2017  Lowest contract charge 1.30 % Series II      $11.86            --              --          --         9.31%
      Highest contract charge 1.70% Series II      $11.72            --              --          --         8.92%
      All contract charges                             --         1,267         $15,012        1.61%          --
2016  Lowest contract charge 1.30 % Series II      $10.85            --              --          --        13.38%
      Highest contract charge 1.70% Series II      $10.76            --              --          --        12.91%
      All contract charges                             --           866         $ 9,383        1.84%          --

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
INVESCO V.I. EQUITY AND INCOME FUND (CONTINUED)
2015  Lowest contract charge 1.30 % Series II(c)    $ 9.57            --              --          --        (4.49)%
      Highest contract charge 1.70% Series II(c)    $ 9.53            --              --          --        (4.89)%
      All contract charges                              --           462         $ 4,421        3.43%          --
INVESCO V.I. HEALTH CARE FUND
2018  Lowest contract charge 1.10% Series II        $ 9.32            --              --          --        (0.53)%
      Highest contract charge 1.25% Series II       $12.56            --              --          --        (0.71)%
      All contract charges                              --           493         $ 5,358        0.00%          --
2017  Lowest contract charge 1.10% Series II(e)     $ 9.37            --              --          --        14.27%
      Highest contract charge 1.25% Series II       $12.65            --              --          --        14.17%
      All contract charges                              --           391         $ 4,408        0.09%          --
2016  Lowest contract charge 0.30% Series II        $11.42            --              --          --       (11.95)%
      Highest contract charge 1.25% Series II       $11.08            --              --          --       (12.82)%
      All contract charges                              --           337         $ 3,381        0.00%          --
2015  Lowest contract charge 0.30% Series II        $12.97            --              --          --         2.53%
      Highest contract charge 1.25% Series II       $12.71            --              --          --         1.60%
      All contract charges                              --           290         $ 3,491        0.00%          --
2014  Lowest contract charge 1.20% Series II        $12.51            --              --          --        17.91%
      Highest contract charge 1.25% Series II       $12.51            --              --          --        17.91%
      All contract charges                              --            83         $ 1,035        0.00%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.30% Series II        $11.09            --              --          --        (3.90)%
      Highest contract charge 1.70% Series II       $11.90            --              --          --        (5.25)%
      All contract charges                              --         3,371         $38,789        5.07%          --
2017  Lowest contract charge 0.30% Series II        $11.54            --              --          --         5.77%
      Highest contract charge 1.70% Series II       $12.56            --              --          --         4.32%
      All contract charges                              --         3,407         $41,395        3.97%          --
2016  Lowest contract charge 0.30% Series II        $10.91            --              --          --        10.54%
      Highest contract charge 1.70% Series II       $12.04            --              --          --         8.96%
      All contract charges                              --         3,324         $38,848        4.14%          --
2015  Lowest contract charge 0.30% Series II        $ 9.87            --              --          --        (3.71)%
      Highest contract charge 1.70% Series II       $11.05            --              --          --        (4.99)%
      All contract charges                              --         2,968         $31,929        5.68%          --
2014  Lowest contract charge 0.30% Series II        $10.25            --              --          --         1.28%
      Highest contract charge 1.70% Series II       $11.63            --              --          --        (0.17)%
      All contract charges                              --         2,245         $25,344        5.18%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 1.30% Series II        $15.97            --              --          --       (12.73)%
      Highest contract charge 1.70% Series II       $15.39            --              --          --       (13.10)%
      All contract charges                              --           689         $10,933        0.11%          --
2017  Lowest contract charge 1.30% Series II        $18.30            --              --          --        13.17%
      Highest contract charge 1.70% Series II       $17.71            --              --          --        12.73%
      All contract charges                              --           707         $12,870        0.32%          --
2016  Lowest contract charge 1.30% Series II        $16.17            --              --          --        11.67%
      Highest contract charge 1.70% Series II       $15.71            --              --          --        11.26%
      All contract charges                              --           725         $11,669        0.00%          --
2015  Lowest contract charge 1.30% Series II        $14.48            --              --          --        (5.48)%
      Highest contract charge 1.70% Series II       $14.12            --              --          --        (5.93)%
      All contract charges                              --           695         $10,011        0.11%          --
2014  Lowest contract charge 1.30% Series II        $15.32            --              --          --         2.75%
      Highest contract charge 1.70% Series II       $15.01            --              --          --         2.39%
      All contract charges                              --           611         $ 9,314        0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 1.10% Series II        $ 9.30            --              --          --       (16.22)%
      Highest contract charge 1.70% Series II       $18.74            --              --          --       (16.71)%
      All contract charges                              --         1,123         $17,369        0.00%          --

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2017  Lowest contract charge 1.10% Series II       $11.10            --               --         --        12.46%
      Highest contract charge 1.70% Series II      $22.50            --               --         --        11.77%
      All contract charges                             --           979         $ 18,905       0.00%          --
2016  Lowest contract charge 1.10% Series II       $ 9.87            --               --         --        10.65%
      Highest contract charge 1.70% Series II      $20.13            --               --         --         9.94%
      All contract charges                             --           879         $ 15,414       0.00%          --
2015  Lowest contract charge 1.10% Series II(e)    $ 8.92            --               --         --       (10.62)%
      Highest contract charge 1.70% Series II      $18.31            --               --         --        (7.34)%
      All contract charges                             --           712         $ 11,807       0.00%          --
2014  Lowest contract charge 1.20% Series II       $10.60            --               --         --         0.86%
      Highest contract charge 1.70% Series II      $19.76            --               --         --         0.36%
      All contract charges                             --           452         $  8,456       0.00%          --
IVY VIP ASSET STRATEGY
2018  Lowest contract charge 0.30% Class II        $ 9.82            --               --         --        (5.76)%
      Highest contract charge 1.70% Class II       $11.24            --               --         --        (7.03)%
      All contract charges                             --         2,983         $ 32,373       1.83%          --
2017  Lowest contract charge 0.30% Class II        $10.42            --               --         --        18.01%
      Highest contract charge 1.70% Class II       $12.09            --               --         --        16.25%
      All contract charges                             --         3,109         $ 36,395       1.55%          --
2016  Lowest contract charge 0.30% Class II        $ 8.83            --               --         --        (2.86)%
      Highest contract charge 1.70% Class II       $10.40            --               --         --        (4.24)%
      All contract charges                             --         3,505         $ 35,326       0.59%          --
2015  Lowest contract charge 0.30% Class II        $ 9.09            --               --         --        (8.64)%
      Highest contract charge 1.70% Class II       $10.86            --               --         --        (9.88)%
      All contract charges                             --         4,224         $ 44,441       0.37%          --
2014  Lowest contract charge 0.30% Class II        $ 9.95            --               --         --        (5.60)%
      Highest contract charge 1.70% Class II       $12.05            --               --         --        (6.88)%
      All contract charges                             --         4,546         $ 53,506       0.48%          --
IVY VIP GLOBAL EQUITY INCOME
2018  Lowest contract charge 1.30% Class II        $17.24            --               --         --       (12.84)%
      Highest contract charge 1.70% Class II       $16.62            --               --         --       (13.17)%
      All contract charges                             --           732         $ 12,478       1.67%          --
2017  Lowest contract charge 1.30% Class II        $19.78            --               --         --        14.07%
      Highest contract charge 1.70% Class II       $19.14            --               --         --        13.59%
      All contract charges                             --           820         $ 16,052       1.27%          --
2016  Lowest contract charge 0.65% Class II        $16.26            --               --         --         6.21%
      Highest contract charge 1.70% Class II       $16.85            --               --         --         5.12%
      All contract charges                             --           895         $ 15,365       1.24%          --
2015  Lowest contract charge 0.65% Class II        $15.31            --               --         --        (2.67)%
      Highest contract charge 1.70% Class II       $16.03            --               --         --        (3.67)%
      All contract charges                             --           991         $ 16,126       1.30%          --
2014  Lowest contract charge 0.65% Class II        $15.73            --               --         --         9.16%
      Highest contract charge 1.70% Class II       $16.64            --               --         --         7.91%
      All contract charges                             --           967         $ 16,300       1.14%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.65% Class II        $15.27            --               --         --        (2.74)%
      Highest contract charge 1.70% Class II       $16.16            --               --         --        (3.81)%
      All contract charges                             --         7,344         $121,832       6.36%          --
2017  Lowest contract charge 0.65% Class II        $15.70            --               --         --         6.01%
      Highest contract charge 1.70% Class II       $16.80            --               --         --         4.87%
      All contract charges                             --         7,727         $132,738       5.47%          --
2016  Lowest contract charge 0.65% Class II        $14.81            --               --         --        15.43%
      Highest contract charge 1.70% Class II       $16.02            --               --         --        14.27%
      All contract charges                             --         7,514         $122,654       7.31%          --

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
2015  Lowest contract charge 0.65% Class II           $12.83            --               --         --        (7.16)%
      Highest contract charge 1.70% Class II          $14.02            --               --         --        (8.13)%
      All contract charges                                --         7,607         $108,371       6.07%          --
2014  Lowest contract charge 0.65% Class II           $13.82            --               --         --         1.25%
      Highest contract charge 1.70% Class II          $15.26            --               --         --         0.20%
      All contract charges                                --         7,208         $111,378       4.62%          --
IVY VIP NATURAL RESOURCES
2018  Lowest contract charge 1.30% Class II           $ 6.14            --               --         --       (24.20)%
      Highest contract charge 1.70% Class II          $ 5.91            --               --         --       (24.62)%
      All contract charges                                --         1,158         $  7,034       0.31%          --
2017  Lowest contract charge 0.65% Class II           $ 7.90            --               --         --         2.33%
      Highest contract charge 1.70% Class II          $ 7.84            --               --         --         1.29%
      All contract charges                                --         1,323         $ 10,612       0.14%          --
2016  Lowest contract charge 0.65% Class II           $ 7.72            --               --         --        22.93%
      Highest contract charge 1.70% Class II          $ 7.74            --               --         --        21.70%
      All contract charges                                --         1,403         $ 11,070       0.70%          --
2015  Lowest contract charge 0.65% Class II           $ 6.28            --               --         --       (22.85)%
      Highest contract charge 1.70% Class II          $ 6.36            --               --         --       (23.74)%
      All contract charges                                --         1,409         $  9,113       0.10%          --
2014  Lowest contract charge 0.65% Class II           $ 8.14            --               --         --       (13.68)%
      Highest contract charge 1.70% Class II          $ 8.34            --               --         --       (14.46)%
      All contract charges                                --         1,383         $ 11,703       0.00%          --
IVY VIP SMALL CAP GROWTH (AK)
2018  Lowest contract charge 0.30% Class II(aj)       $12.31            --               --         --       (12.32)%
      Highest contract charge 1.70% Class II          $19.77            --               --         --        (5.72)%
      All contract charges                                --         1,700         $ 31,394       0.37%          --
2017  Lowest contract charge 1.30% Class II           $21.68            --               --         --        21.52%
      Highest contract charge 1.70% Class II          $20.97            --               --         --        21.00%
      All contract charges                                --         1,303         $ 27,983       0.00%          --
2016  Lowest contract charge 1.30% Class II           $17.84            --               --         --         1.59%
      Highest contract charge 1.70% Class II          $17.33            --               --         --         1.17%
      All contract charges                                --         1,306         $ 23,077       0.00%          --
2015  Lowest contract charge 1.30% Class II           $17.56            --               --         --         0.57%
      Highest contract charge 1.70% Class II          $17.13            --               --         --         0.18%
      All contract charges                                --         1,350         $ 23,522       0.00%          --
2014  Lowest contract charge 1.30% Class II           $17.46            --               --         --         0.23%
      Highest contract charge 1.70% Class II          $17.10            --               --         --        (0.18)%
      All contract charges                                --         1,013         $ 17,562       0.00%          --
JANUS HENDERSON BALANCED PORTFOLIO
2018  Lowest contract charge 0.30% Service Shares     $13.64            --               --         --         0.15%
      Highest contract charge 1.25% Service Shares    $12.98            --               --         --        (0.84)%
      All contract charges                                --         6,729         $ 84,157       1.78%          --
2017  Lowest contract charge 0.30% Service Shares     $13.62            --               --         --        17.82%
      Highest contract charge 1.25% Service Shares    $13.09            --               --         --        16.67%
      All contract charges                                --         4,346         $ 55,151       1.46%          --
2016  Lowest contract charge 0.30% Service Shares     $11.56            --               --         --         3.96%
      Highest contract charge 1.25% Service Shares    $11.22            --               --         --         3.03%
      All contract charges                                --         3,193         $ 34,954       2.12%          --
2015  Lowest contract charge 0.30% Service Shares     $11.12            --               --         --         0.18%
      Highest contract charge 1.25% Service Shares    $10.89            --               --         --        (0.82)%
      All contract charges                                --         1,897         $ 20,363       1.59%          --
2014  Lowest contract charge 1.20% Service Shares     $10.99            --               --         --         7.01%
      Highest contract charge 1.25% Service Shares    $10.98            --               --         --         6.91%
      All contract charges                                --           398         $  4,371       1.87%          --

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO
2018  Lowest contract charge 0.30% Service Shares       $10.71            --              --          --       (1.56)%
      Highest contract charge 1.25% Service Shares      $10.19            --              --          --       (2.49)%
      All contract charges                                  --         2,668         $26,852        2.71%         --
2017  Lowest contract charge 0.30% Service Shares       $10.88            --              --          --        3.03%
      Highest contract charge 1.25% Service Shares      $10.45            --              --          --        2.05%
      All contract charges                                  --         2,772         $28,673        2.63%         --
2016  Lowest contract charge 0.30% Service Shares       $10.56            --              --          --        1.93%
      Highest contract charge 1.25% Service Shares      $10.24            --              --          --        0.89%
      All contract charges                                  --         2,221         $22,531        2.65%         --
2015  Lowest contract charge 0.30% Service Shares       $10.36            --              --          --       (0.38)%
      Highest contract charge 1.25% Service Shares      $10.15            --              --          --       (1.26)%
      All contract charges                                  --         1,050         $10,607        2.33%         --
2014  Lowest contract charge 1.20% Service Shares       $10.29            --              --          --        3.52%
      Highest contract charge 1.25% Service Shares      $10.28            --              --          --        3.42%
      All contract charges                                  --           317         $ 3,256        4.01%         --
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO
2018  Lowest contract charge 1.10% Service Shares       $11.87            --              --          --       (5.64)%
      Highest contract charge 1.25% Service Shares      $14.11            --              --          --       (5.81)%
      All contract charges                                  --           846         $11,068        1.73%         --
2017  Lowest contract charge 1.10% Service Shares       $12.58            --              --          --       14.16%
      Highest contract charge 1.25% Service Shares      $14.98            --              --          --       14.00%
      All contract charges                                  --           783         $10,980        1.41%         --
2016  Lowest contract charge 1.10% Service Shares       $11.02            --              --          --        8.57%
      Highest contract charge 1.25% Service Shares      $13.14            --              --          --        8.42%
      All contract charges                                  --           660         $ 8,176        1.68%         --
2015  Lowest contract charge 1.10% Service Shares(e)    $10.15            --              --          --        1.20%
      Highest contract charge 1.25% Service Shares      $12.12            --              --          --        2.71%
      All contract charges                                  --           276         $ 3,265        1.78%         --
2014  Lowest contract charge 1.20% Service Shares       $11.80            --              --          --       16.26%
      Highest contract charge 1.25% Service Shares      $11.80            --              --          --       16.26%
      All contract charges                                  --           127         $ 1,494        1.12%         --
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
2018  Lowest contract charge 0.30% Class 2(f)           $11.14            --              --          --       (6.54)%
      Highest contract charge 1.25% Class 2             $10.77            --              --          --       (7.47)%
      All contract charges                                  --         2,001         $21,558        0.00%         --
2017  Lowest contract charge 1.10% Class 2              $11.69            --              --          --       15.63%
      Highest contract charge 1.25% Class 2             $11.64            --              --          --       15.36%
      All contract charges                                  --         1,648         $19,191        1.34%         --
2016  Lowest contract charge 1.10% Class 2              $10.11            --              --          --        4.66%
      Highest contract charge 1.25% Class 2             $10.09            --              --          --        4.56%
      All contract charges                                  --         1,267         $12,783        3.49%         --
2015  Lowest contract charge 1.10% Class 2(f)           $ 9.66            --              --          --       (6.12)%
      Highest contract charge 1.25% Class 2(f)          $ 9.65            --              --          --       (6.22)%
      All contract charges                                  --           759         $ 7,326        2.84%         --
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
2018  Lowest contract charge 1.10% Class 2              $10.71            --              --          --       (5.97)%
      Highest contract charge 1.25% Class 2             $10.66            --              --          --       (6.08)%
      All contract charges                                  --         1,856         $19,792        0.00%         --
2017  Lowest contract charge 1.10% Class 2              $11.39            --              --          --       10.48%
      Highest contract charge 1.25% Class 2             $11.35            --              --          --       10.30%
      All contract charges                                  --         1,362         $15,457        4.04%         --
2016  Lowest contract charge 1.10% Class 2(f)           $10.31            --              --          --        4.99%
      Highest contract charge 1.25% Class 2             $10.29            --              --          --        4.89%
      All contract charges                                  --           953         $ 9,800        4.10%         --

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                                            ACCUMULATION
                                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                               ---------- ----------------- ------------ ------------- --------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO (CONTINUED)
2015        Lowest contract charge 1.25% Class 2(f)              $ 9.81            --               --         --       (4.01)%
            Highest contract charge 1.25% Class 2(f)             $ 9.81            --               --         --       (4.01)%
            All contract charges                                     --           503         $  4,937       4.79%         --
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
2018        Lowest contract charge 0.30% VC Shares               $12.02            --               --         --       (4.38)%
            Highest contract charge 1.70% VC Shares              $13.07            --               --         --       (5.63)%
            All contract charges                                     --        10,255         $127,291       4.51%         --
2017        Lowest contract charge 0.30% VC Shares               $12.57            --               --         --        8.93%
            Highest contract charge 1.70% VC Shares              $13.85            --               --         --        7.36%
            All contract charges                                     --         9,063         $120,081       4.57%         --
2016        Lowest contract charge 0.30% VC Shares               $11.54            --               --         --       11.82%
            Highest contract charge 1.70% VC Shares              $12.90            --               --         --       10.26%
            All contract charges                                     --         7,498         $ 93,140       5.07%         --
2015        Lowest contract charge 0.30% VC Shares               $10.32            --               --         --       (1.81)%
            Highest contract charge 1.70% VC Shares              $11.70            --               --         --       (3.23)%
            All contract charges                                     --         6,180         $ 70,167       5.61%         --
2014        Lowest contract charge 0.30% VC Shares               $10.51            --               --         --        3.96%
            Highest contract charge 1.70% VC Shares              $12.09            --               --         --        2.54%
            All contract charges                                     --         2,769         $ 32,620       6.45%         --
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
2018        Lowest contract charge 1.30% VC Shares               $15.55            --               --         --       (9.01)%
            Highest contract charge 1.70% VC Shares              $15.06            --               --         --       (9.39)%
            All contract charges                                     --           242         $  3,741       0.69%         --
2017        Lowest contract charge 1.30% VC Shares               $17.09            --               --         --       15.32%
            Highest contract charge 1.70% VC Shares              $16.62            --               --         --       14.86%
            All contract charges                                     --           274         $  4,654       0.83%         --
2016        Lowest contract charge 1.30% VC Shares               $14.82            --               --         --       11.01%
            Highest contract charge 1.70% VC Shares              $14.47            --               --         --       10.54%
            All contract charges                                     --           296         $  4,366       1.00%         --
2015        Lowest contract charge 1.30% VC Shares               $13.35            --               --         --       (2.20)%
            Highest contract charge 1.70% VC Shares              $13.09            --               --         --       (2.60)%
            All contract charges                                     --           332         $  4,402       0.72%         --
2014        Lowest contract charge 1.30% VC Shares               $13.65            --               --         --        7.73%
            Highest contract charge 1.70% VC Shares              $13.44            --               --         --        7.35%
            All contract charges                                     --           372         $  5,070       0.77%         --
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
2018        Lowest contract charge 1.30% VC Shares               $15.62            --               --         --       (4.17)%
            Highest contract charge 1.70% VC Shares              $15.13            --               --         --       (4.54)%
            All contract charges                                     --           267         $  4,111       0.00%         --
2017        Lowest contract charge 1.30% VC Shares               $16.30            --               --         --       21.28%
            Highest contract charge 1.70% VC Shares              $15.85            --               --         --       20.81%
            All contract charges                                     --           305         $  4,929       0.00%         --
2016        Lowest contract charge 1.30% VC Shares               $13.44            --               --         --       (0.07)%
            Highest contract charge 1.70% VC Shares              $13.12            --               --         --       (0.46)%
            All contract charges                                     --           328         $  4,377       0.00%         --
2015        Lowest contract charge 1.30% VC Shares               $13.45            --               --         --        1.43%
            Highest contract charge 1.70% VC Shares              $13.18            --               --         --        1.00%
            All contract charges                                     --           359         $  4,801       0.00%         --
2014        Lowest contract charge 1.30% VC Shares               $13.26            --               --         --        4.66%
            Highest contract charge 1.70% VC Shares              $13.05            --               --         --        4.23%
            All contract charges                                     --           251         $  3,311       0.00%         --
MFS(R) INVESTORS TRUST SERIES
2018        Lowest contract charge 1.10% Service Class           $11.79            --               --         --       (6.72)%
            Highest contract charge 1.70% Service Class          $20.80            --               --         --       (7.35)%
            All contract charges                                     --           681         $ 12,191       0.44%         --

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) INVESTORS TRUST SERIES (CONTINUED)
2017  Lowest contract charge 1.10% Service Class(e)     $12.64            --              --          --        21.66%
      Highest contract charge 1.70% Service Class       $22.45            --              --          --        20.96%
      All contract charges                                  --           671         $13,414        0.57%          --
2016  Lowest contract charge 0.65% Service Class        $18.07            --              --          --         7.62%
      Highest contract charge 1.70% Service Class       $18.56            --              --          --         6.48%
      All contract charges                                  --           597         $10,278        0.57%          --
2015  Lowest contract charge 0.65% Service Class        $16.79            --              --          --        (0.71)%
      Highest contract charge 1.70% Service Class       $17.43            --              --          --        (1.75)%
      All contract charges                                  --           600         $ 9,810        0.70%          --
2014  Lowest contract charge 0.65% Service Class        $16.91            --              --          --        10.02%
      Highest contract charge 1.70% Service Class       $17.74            --              --          --         8.83%
      All contract charges                                  --           477         $ 8,263        0.79%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018  Lowest contract charge 1.30% Service Class        $23.92            --              --          --        (0.75)%
      Highest contract charge 1.70% Service Class       $23.05            --              --          --        (1.16)%
      All contract charges                                  --           564         $13,360        0.33%          --
2017  Lowest contract charge 1.30% Service Class        $24.10            --              --          --        26.44%
      Highest contract charge 1.70% Service Class       $23.32            --              --          --        25.92%
      All contract charges                                  --           613         $14,624        0.42%          --
2016  Lowest contract charge 1.30% Service Class        $19.06            --              --          --         4.50%
      Highest contract charge 1.70% Service Class       $18.52            --              --          --         4.04%
      All contract charges                                  --           575         $10,888        0.39%          --
2015  Lowest contract charge 1.30% Service Class(d)     $18.24            --              --          --        (2.62)%
      Highest contract charge 1.70% Service Class(d)    $17.80            --              --          --        (2.89)%
      All contract charges                                  --           530         $ 9,598        0.54%          --
MFS(R) RESEARCH SERIES
2018  Lowest contract charge 1.10% Service Class        $11.91            --              --          --        (5.70)%
      Highest contract charge 1.25% Service Class       $13.87            --              --          --        (5.84)%
      All contract charges                                  --           201         $ 2,582        0.46%          --
2017  Lowest contract charge 1.10% Service Class        $12.63            --              --          --        21.79%
      Highest contract charge 1.25% Service Class       $14.73            --              --          --        21.53%
      All contract charges                                  --           168         $ 2,330        1.13%          --
2016  Lowest contract charge 1.10% Service Class        $10.37            --              --          --         7.24%
      Highest contract charge 1.25% Service Class       $12.12            --              --          --         7.16%
      All contract charges                                  --           146         $ 1,712        0.56%          --
2015  Lowest contract charge 1.10% Service Class(e)     $ 9.67            --              --          --        (3.49)%
      Highest contract charge 1.25% Service Class       $11.31            --              --          --        (0.70)%
      All contract charges                                  --           104         $ 1,157        0.48%          --
2014  Lowest contract charge 1.20% Service Class        $11.40            --              --          --         8.67%
      Highest contract charge 1.25% Service Class       $11.39            --              --          --         8.58%
      All contract charges                                  --            72         $   812        0.72%          --
MFS(R) VALUE SERIES
2018  Lowest contract charge 1.10% Service Class(e)     $11.17            --              --          --       (11.35)%
      Highest contract charge 1.25% Service Class       $12.88            --              --          --       (11.48)%
      All contract charges                                  --         2,178         $25,659        1.38%          --
2017  Lowest contract charge 0.30% Service Class        $15.14            --              --          --        17.00%
      Highest contract charge 1.25% Service Class       $14.55            --              --          --        15.84%
      All contract charges                                  --         1,782         $23,848        1.80%          --
2016  Lowest contract charge 0.30% Service Class        $12.94            --              --          --        13.41%
      Highest contract charge 1.25% Service Class       $12.56            --              --          --        12.34%
      All contract charges                                  --         1,169         $13,804        2.12%          --
2015  Lowest contract charge 0.30% Service Class        $11.41            --              --          --        (1.21)%
      Highest contract charge 1.25% Service Class       $11.18            --              --          --        (2.10)%
      All contract charges                                  --           522         $ 5,700        2.10%          --

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MFS(R) VALUE SERIES (CONTINUED)
2014  Lowest contract charge 1.20% Service Class    $ 11.43            --               --         --         8.86%
      Highest contract charge 1.25% Service Class   $ 11.42            --               --         --         8.76%
      All contract charges                               --           216         $  2,476       1.69%          --
MULTIMANAGER AGGRESSIVE EQUITY
2018  Lowest contract charge 1.30% Class B          $ 24.14            --               --         --        (1.55)%
      Highest contract charge 1.70% Class B         $ 98.23            --               --         --        (1.92)%
      All contract charges                               --           556         $ 15,759       0.13%          --
2017  Lowest contract charge 1.30% Class B          $ 24.52            --               --         --        28.71%
      Highest contract charge 1.70% Class B         $100.15            --               --         --        28.13%
      All contract charges                               --           556         $ 16,104       0.16%          --
2016  Lowest contract charge 1.30% Class B          $ 19.05            --               --         --         2.09%
      Highest contract charge 1.70% Class B         $ 78.16            --               --         --         1.69%
      All contract charges                               --           596         $ 13,495       0.55%          --
2015  Lowest contract charge 1.30% Class B          $ 18.66            --               --         --         2.64%
      Highest contract charge 1.70% Class B         $ 76.86            --               --         --         2.22%
      All contract charges                               --           590         $ 13,258       0.17%          --
2014  Lowest contract charge 1.30% Class B          $ 18.18            --               --         --         9.19%
      Highest contract charge 1.70% Class B         $ 75.19            --               --         --         8.78%
      All contract charges                               --           498         $ 11,048       0.11%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 1.30% Class B          $ 13.72            --               --         --        (1.72)%
      Highest contract charge 1.70% Class B         $ 13.73            --               --         --        (2.14)%
      All contract charges                               --         7,243         $ 98,256       2.70%          --
2017  Lowest contract charge 1.30% Class B          $ 13.96            --               --         --         1.68%
      Highest contract charge 1.70% Class B         $ 14.03            --               --         --         1.30%
      All contract charges                               --         8,250         $113,957       2.08%          --
2016  Lowest contract charge 1.30% Class B          $ 13.73            --               --         --         1.33%
      Highest contract charge 1.70% Class B         $ 13.85            --               --         --         0.87%
      All contract charges                               --         7,499         $102,096       2.08%          --
2015  Lowest contract charge 1.30% Class B          $ 13.55            --               --         --        (1.24)%
      Highest contract charge 1.70% Class B         $ 13.73            --               --         --        (1.58)%
      All contract charges                               --         7,893         $106,216       1.95%          --
2014  Lowest contract charge 1.30% Class B          $ 13.72            --               --         --         2.46%
      Highest contract charge 1.70% Class B         $ 13.95            --               --         --         1.97%
      All contract charges                               --         7,166         $ 97,870       2.07%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 1.30% Class B          $ 25.59            --               --         --        (7.01)%
      Highest contract charge 1.70% Class B         $ 19.47            --               --         --        (7.42)%
      All contract charges                               --         1,189         $ 26,788       0.00%          --
2017  Lowest contract charge 1.30% Class B          $ 27.52            --               --         --        25.03%
      Highest contract charge 1.70% Class B         $ 21.03            --               --         --        24.51%
      All contract charges                               --           800         $ 20,563       0.00%          --
2016  Lowest contract charge 1.30% Class B          $ 22.01            --               --         --         5.36%
      Highest contract charge 1.70% Class B         $ 16.89            --               --         --         4.97%
      All contract charges                               --           802         $ 16,481       0.10%          --
2015  Lowest contract charge 1.30% Class B          $ 20.89            --               --         --        (2.79)%
      Highest contract charge 1.70% Class B         $ 16.09            --               --         --        (3.19)%
      All contract charges                               --           847         $ 16,490       0.00%          --
2014  Lowest contract charge 1.30% Class B          $ 21.49            --               --         --         3.52%
      Highest contract charge 1.70% Class B         $ 16.62            --               --         --         3.10%
      All contract charges                               --           676         $ 13,571       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 1.30% Class B          $ 22.57            --               --         --       (13.92)%
      Highest contract charge 1.70% Class B         $ 19.61            --               --         --       (14.25)%
      All contract charges                               --           422         $  9,206       0.75%          --

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                                ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP VALUE (CONTINUED)
2017          Lowest contract charge 1.30% Class B                $26.22            --              --          --         7.86%
              Highest contract charge 1.70% Class B               $22.87            --              --          --         7.42%
              All contract charges                                    --           467         $11,781        0.66%          --
2016          Lowest contract charge 1.30% Class B                $24.31            --              --          --        17.55%
              Highest contract charge 1.70% Class B               $21.29            --              --          --        17.11%
              All contract charges                                    --           812         $18,341        1.56%          --
2015          Lowest contract charge 1.30% Class B                $20.68            --              --          --        (6.76)%
              Highest contract charge 1.70% Class B               $18.18            --              --          --        (7.20)%
              All contract charges                                    --           473         $ 9,420        0.74%          --
2014          Lowest contract charge 1.30% Class B                $22.18            --              --          --         3.94%
              Highest contract charge 1.70% Class B               $19.59            --              --          --         3.60%
              All contract charges                                    --           433         $ 9,232        0.50%          --
MULTIMANAGER TECHNOLOGY
2018          Lowest contract charge 0.30% Class B                $19.69            --              --          --         1.97%
              Highest contract charge 1.70% Class B               $27.09            --              --          --         0.56%
              All contract charges                                    --         2,643         $48,902        0.17%          --
2017          Lowest contract charge 0.30% Class B                $19.31            --              --          --        38.72%
              Highest contract charge 1.70% Class B               $26.94            --              --          --        36.75%
              All contract charges                                    --         2,053         $40,447        0.00%          --
2016          Lowest contract charge 1.10% Class B                $10.79            --              --          --         7.68%
              Highest contract charge 1.70% Class B               $19.70            --              --          --         7.12%
              All contract charges                                    --         1,577         $24,376        0.01%          --
2015          Lowest contract charge 1.10% Class B(e)             $10.02            --              --          --         0.20%
              Highest contract charge 1.70% Class B               $18.39            --              --          --         4.49%
              All contract charges                                    --           916         $15,002        0.00%          --
2014          Lowest contract charge 1.20% Class B                $11.97            --              --          --        12.18%
              Highest contract charge 1.70% Class B               $17.60            --              --          --        11.60%
              All contract charges                                    --           499         $ 9,451        0.00%          --
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
2018          Lowest contract charge 1.10% Class S                $ 9.27            --              --          --       (17.82)%
              Highest contract charge 1.70% Class S               $ 9.13            --              --          --       (18.41)%
              All contract charges                                    --           389         $ 3,617        0.16%          --
2017          Lowest contract charge 1.10% Class S                $11.28            --              --          --        25.33%
              Highest contract charge 1.70% Class S               $11.19            --              --          --        24.61%
              All contract charges                                    --           374         $ 4,253        0.70%          --
2016          Lowest contract charge 1.10% Class S                $ 9.00            --              --          --        (2.91)%
              Highest contract charge 1.70% Class S               $ 8.98            --              --          --        (3.44)%
              All contract charges                                    --           340         $ 3,062        0.69%          --
2015          Lowest contract charge 1.10% Class S(e)             $ 9.27            --              --          --        (7.11)%
              Highest contract charge 1.70% Class S               $ 9.30            --              --          --        (0.21)%
              All contract charges                                    --           259         $ 2,422        1.24%          --
2014          Lowest contract charge 1.20% Class S(a)             $ 9.35            --              --          --        (5.75)%
              Highest contract charge 1.70% Class S(a)            $ 9.32            --              --          --        (6.05)%
              All contract charges                                    --            83         $   766        0.55%          --
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
2018          Lowest contract charge 1.10% Class S                $ 8.77            --              --          --        (7.78)%
              Highest contract charge 1.70% Class S               $ 8.60            --              --          --        (8.32)%
              All contract charges                                    --           292         $ 2,551        0.00%          --
2017          Lowest contract charge 1.10% Class S                $ 9.51            --              --          --         5.43%
              Highest contract charge 1.70% Class S               $ 9.38            --              --          --         4.80%
              All contract charges                                    --           242         $ 2,291        0.00%          --
2016          Lowest contract charge 1.10% Class S                $ 9.02            --              --          --        (1.74)%
              Highest contract charge 1.70% Class S               $ 8.95            --              --          --        (2.29)%
              All contract charges                                    --           209         $ 1,878        0.00%          --

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO (CONTINUED)
2015  Lowest contract charge 1.10% Class S(e)          $ 9.18            --              --           --       (8.47)%
      Highest contract charge 1.70% Class S            $ 9.16            --              --           --       (6.63)%
      All contract charges                                 --           167         $ 1,537         0.00%         --
2014  Lowest contract charge 1.20% Class S(a)          $ 9.84            --              --           --       (1.40)%
      Highest contract charge 1.70% Class S(a)         $ 9.81            --              --           --       (1.70)%
      All contract charges                                 --            65         $   631         0.00%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2018  Lowest contract charge 0.30% Advisor Class       $ 5.84            --              --           --      (14.37)%
      Highest contract charge 1.70% Advisor Class      $ 5.67            --              --           --      (15.63)%
      All contract charges                                 --         2,619         $15,406         1.97%         --
2017  Lowest contract charge 0.30% Advisor Class       $ 6.82            --              --           --        1.64%
      Highest contract charge 1.70% Advisor Class      $ 6.72            --              --           --        0.30%
      All contract charges                                 --         2,449         $16,872        10.94%         --
2016  Lowest contract charge 0.30% Advisor Class       $ 6.71            --              --           --       14.51%
      Highest contract charge 1.70% Advisor Class      $ 6.70            --              --           --       12.98%
      All contract charges                                 --         2,581         $17,609         1.02%         --
2015  Lowest contract charge 0.65% Advisor Class       $ 5.03            --              --           --      (26.14)%
      Highest contract charge 1.70% Advisor Class      $ 5.93            --              --           --      (26.97)%
      All contract charges                                 --         2,593         $15,573         4.31%         --
2014  Lowest contract charge 0.65% Advisor Class       $ 6.81            --              --           --      (19.22)%
      Highest contract charge 1.70% Advisor Class      $ 8.12            --              --           --      (20.08)%
      All contract charges                                 --         2,310         $18,954         0.27%         --
PIMCO EMERGING MARKETS BOND PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class       $10.58            --              --           --       (5.87)%
      Highest contract charge 1.70% Advisor Class      $13.14            --              --           --       (6.48)%
      All contract charges                                 --         1,349         $17,164         4.03%         --
2017  Lowest contract charge 1.10% Advisor Class       $11.24            --              --           --        8.60%
      Highest contract charge 1.70% Advisor Class      $14.05            --              --           --        7.91%
      All contract charges                                 --         1,491         $20,429         4.98%         --
2016  Lowest contract charge 1.10% Advisor Class       $10.35            --              --           --       12.01%
      Highest contract charge 1.70% Advisor Class      $13.02            --              --           --       11.38%
      All contract charges                                 --         1,487         $19,107         5.17%         --
2015  Lowest contract charge 1.10% Advisor Class(e)    $ 9.24            --              --           --       (7.51)%
      Highest contract charge 1.70% Advisor Class      $11.69            --              --           --       (4.02)%
      All contract charges                                 --         1,511         $17,647         5.20%         --
2014  Lowest contract charge 1.20% Advisor Class       $ 9.80            --              --           --        0.20%
      Highest contract charge 1.70% Advisor Class      $12.18            --              --           --       (0.33)%
      All contract charges                                 --         1,607         $19,571         5.14%         --
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
2018  Lowest contract charge 1.10% Advisor Class       $10.02            --              --           --       (5.38)%
      Highest contract charge 1.25% Advisor Class      $ 9.54            --              --           --       (5.54)%
      All contract charges                                 --           416         $ 4,062         6.69%         --
2017  Lowest contract charge 1.10% Advisor Class(e)    $10.59            --              --           --        7.40%
      Highest contract charge 1.25% Advisor Class      $10.10            --              --           --        7.22%
      All contract charges                                 --           322         $ 3,307         2.28%         --
2016  Lowest contract charge 0.30% Advisor Class       $ 9.71            --              --           --        3.63%
      Highest contract charge 1.25% Advisor Class      $ 9.42            --              --           --        2.61%
      All contract charges                                 --           169         $ 1,615         1.40%         --
2015  Lowest contract charge 0.30% Advisor Class       $ 9.37            --              --           --       (4.39)%
      Highest contract charge 1.25% Advisor Class      $ 9.18            --              --           --       (5.36)%
      All contract charges                                 --           102         $   938         1.71%         --
2014  Lowest contract charge 1.20% Advisor Class       $ 9.70            --              --           --        0.94%
      Highest contract charge 1.25% Advisor Class      $ 9.70            --              --           --        0.94%
      All contract charges                                 --            57         $   553         2.56%         --

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class        $10.00            --              --          --        (6.72)%
      Highest contract charge 1.25% Advisor Class       $10.79            --              --          --        (6.82)%
      All contract charges                                  --           139         $ 1,476        1.59%          --
2017  Lowest contract charge 1.10% Advisor Class        $10.72            --              --          --        12.84%
      Highest contract charge 1.25% Advisor Class       $11.58            --              --          --        12.54%
      All contract charges                                  --           131         $ 1,506        2.22%          --
2016  Lowest contract charge 1.10% Advisor Class(e)     $ 9.50            --              --          --         2.70%
      Highest contract charge 1.25% Advisor Class       $10.29            --              --          --         2.59%
      All contract charges                                  --           124         $ 1,275        2.85%          --
2015  Lowest contract charge 1.20% Advisor Class        $10.04            --              --          --        (1.38)%
      Highest contract charge 1.25% Advisor Class       $10.03            --              --          --        (1.47)%
      All contract charges                                  --            79         $   795        3.28%          --
2014  Lowest contract charge 1.20% Advisor Class        $10.18            --              --          --         3.46%
      Highest contract charge 1.25% Advisor Class       $10.18            --              --          --         3.46%
      All contract charges                                  --            10         $   109        4.02%          --
PIMCO INCOME PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class(r)     $10.02            --              --          --         0.00%
      Highest contract charge 1.30% Advisor Class(r)    $10.02            --              --          --         0.00%
      All contract charges                                  --            41         $   415        0.71%          --
PROFUND VP BEAR
2018  Lowest contract charge 1.30% Common Shares        $ 2.39            --              --          --         3.02%
      Highest contract charge 1.65% Common Shares       $ 2.31            --              --          --         2.21%
      All contract charges                                  --            84         $   199        0.00%          --
2017  Lowest contract charge 1.30% Common Shares        $ 2.32            --              --          --       (19.16)%
      Highest contract charge 1.70% Common Shares       $ 2.25            --              --          --       (19.35)%
      All contract charges                                  --            53         $   122        0.00%          --
2016  Lowest contract charge 1.30% Common Shares        $ 2.87            --              --          --       (14.07)%
      Highest contract charge 1.70% Common Shares       $ 2.79            --              --          --       (14.42)%
      All contract charges                                  --            75         $   213        0.00%          --
2015  Lowest contract charge 1.30% Common Shares        $ 3.34            --              --          --        (6.18)%
      Highest contract charge 1.70% Common Shares       $ 3.26            --              --          --        (6.59)%
      All contract charges                                  --            74         $   242        0.00%          --
2014  Lowest contract charge 1.30% Common Shares        $ 3.56            --              --          --       (15.44)%
      Highest contract charge 1.70% Common Shares       $ 3.49            --              --          --       (15.70)%
      All contract charges                                  --            96         $   337        0.00%          --
PROFUND VP BIOTECHNOLOGY
2018  Lowest contract charge 0.65% Common Shares        $30.84            --              --          --        (7.36)%
      Highest contract charge 1.70% Common Shares       $29.69            --              --          --        (8.34)%
      All contract charges                                  --         1,339         $40,876        0.00%          --
2017  Lowest contract charge 0.65% Common Shares        $33.29            --              --          --        21.72%
      Highest contract charge 1.70% Common Shares       $32.39            --              --          --        20.45%
      All contract charges                                  --         1,461         $48,437        0.00%          --
2016  Lowest contract charge 0.65% Common Shares        $27.35            --              --          --       (16.00)%
      Highest contract charge 1.70% Common Shares       $26.89            --              --          --       (16.90)%
      All contract charges                                  --         1,579         $43,361        0.00%          --
2015  Lowest contract charge 0.65% Common Shares        $32.56            --              --          --         2.62%
      Highest contract charge 1.70% Common Shares       $32.36            --              --          --         1.54%
      All contract charges                                  --         1,714         $56,399        0.00%          --
2014  Lowest contract charge 0.65% Common Shares        $31.73            --              --          --        28.88%
      Highest contract charge 1.70% Common Shares       $31.87            --              --          --        27.53%
      All contract charges                                  --         1,244         $40,205        0.00%          --
PUTNAM VT DIVERSIFIED INCOME FUND
2018  Lowest contract charge 0.30% Class B(a)           $10.43            --              --          --        (1.23)%
      Highest contract charge 1.70% Class B             $ 9.78            --              --          --        (2.69)%
      All contract charges                                  --         1,896         $19,124        2.83%          --

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
PUTNAM VT DIVERSIFIED INCOME FUND (CONTINUED)
2017  Lowest contract charge 1.10% Class B        $10.66            --              --          --        5.96%
      Highest contract charge 1.70% Class B       $10.05            --              --          --        5.35%
      All contract charges                            --         1,012         $10,380        5.29%         --
2016  Lowest contract charge 1.10% Class B        $10.06            --              --          --        4.25%
      Highest contract charge 1.70% Class B       $ 9.54            --              --          --        3.70%
      All contract charges                            --           790         $ 7,624        4.76%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.65            --              --          --       (3.69)%
      Highest contract charge 1.70% Class B       $ 9.20            --              --          --       (4.07)%
      All contract charges                            --           517         $ 4,815        7.44%         --
2014  Lowest contract charge 1.20% Class B(a)     $ 9.62            --              --          --       (4.09)%
      Highest contract charge 1.70% Class B(a)    $ 9.59            --              --          --       (4.29)%
      All contract charges                            --           209         $ 2,011        0.00%         --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2018  Lowest contract charge 0.30% Class B(f)     $11.11            --              --          --       (7.49)%
      Highest contract charge 1.25% Class B       $10.74            --              --          --       (8.44)%
      All contract charges                            --           386         $ 4,155        1.69%         --
2017  Lowest contract charge 1.10% Class B        $11.78            --              --          --       14.15%
      Highest contract charge 1.25% Class B       $11.73            --              --          --       13.88%
      All contract charges                            --           366         $ 4,308        1.21%         --
2016  Lowest contract charge 1.10% Class B        $10.32            --              --          --        5.52%
      Highest contract charge 1.25% Class B       $10.30            --              --          --        5.32%
      All contract charges                            --           205         $ 2,120        1.78%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.78            --              --          --       (4.44)%
      Highest contract charge 1.25% Class B(f)    $ 9.78            --              --          --       (4.50)%
      All contract charges                            --           122         $ 1,198        0.00%         --
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
2018  Lowest contract charge 1.10% Class B        $ 9.39            --              --          --       (8.83)%
      Highest contract charge 1.25% Class B       $ 9.70            --              --          --       (9.01)%
      All contract charges                            --           254         $ 2,427        0.38%         --
2017  Lowest contract charge 1.10% Class B        $10.30            --              --          --        5.86%
      Highest contract charge 1.25% Class B       $10.66            --              --          --        5.65%
      All contract charges                            --           248         $ 2,615        0.00%         --
2016  Lowest contract charge 1.10% Class B        $ 9.73            --              --          --       (0.41)%
      Highest contract charge 1.25% Class B       $10.09            --              --          --       (0.59)%
      All contract charges                            --           214         $ 2,145        3.39%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.77            --              --          --       (2.50)%
      Highest contract charge 1.25% Class B       $10.15            --              --          --       (1.74)%
      All contract charges                            --           161         $ 1,627        0.06%         --
2014  Lowest contract charge 1.20% Class B        $10.34            --              --          --        2.58%
      Highest contract charge 1.25% Class B       $10.33            --              --          --        2.48%
      All contract charges                            --            60         $   623        0.00%         --
PUTNAM VT RESEARCH FUND
2018  Lowest contract charge 1.10% Class B        $12.11            --              --          --       (5.76)%
      Highest contract charge 1.25% Class B       $12.04            --              --          --       (5.94)%
      All contract charges                            --            93         $ 1,128        0.00%         --
2017  Lowest contract charge 1.10% Class B        $12.85            --              --          --       22.03%
      Highest contract charge 1.25% Class B       $12.80            --              --          --       21.79%
      All contract charges                            --            36         $   466        0.53%         --
2016  Lowest contract charge 1.10% Class B        $10.53            --              --          --        8.89%
      Highest contract charge 1.25% Class B       $10.51            --              --          --        8.69%
      All contract charges                            --            11         $   114        1.20%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.67            --              --          --       (6.92)%
      Highest contract charge 1.25% Class B(f)    $ 9.67            --              --          --       (6.98)%
      All contract charges                            --             1         $    15        0.00%         --

                                    FSA-263

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
2018    Lowest contract charge 1.10% Class II         $ 9.30            --              --          --       (8.28)%
        Highest contract charge 1.70% Class II        $ 9.30            --              --          --       (8.82)%
        All contract charges                              --           362         $ 3,429        1.55%         --
2017    Lowest contract charge 1.10% Class II         $10.14            --              --          --       12.54%
        Highest contract charge 1.70% Class II        $10.20            --              --          --       11.84%
        All contract charges                              --           370         $ 3,811        1.34%         --
2016    Lowest contract charge 1.10% Class II         $ 9.01            --              --          --       (1.53)%
        Highest contract charge 1.70% Class II        $ 9.12            --              --          --       (2.15)%
        All contract charges                              --           344         $ 3,153        0.89%         --
2015    Lowest contract charge 1.10% Class II(e)      $ 9.15            --              --          --       (8.04)%
        Highest contract charge 1.70% Class II        $ 9.32            --              --          --       (6.99)%
        All contract charges                              --           388         $ 3,623        0.89%         --
2014    Lowest contract charge 1.20% Class II(a)      $10.05            --              --          --        0.90%
        Highest contract charge 1.70% Class II(a)     $10.02            --              --          --        0.60%
        All contract charges                              --            70         $   705        3.20%         --
SEI VP BALANCED STRATEGY FUND
2018    Lowest contract charge 1.10% Class III        $ 9.87            --              --          --       (7.84)%
        Highest contract charge 1.25% Class III       $10.47            --              --          --       (8.00)%
        All contract charges                              --           822         $ 8,526        2.07%         --
2017    Lowest contract charge 1.10% Class III        $10.71            --              --          --       10.07%
        Highest contract charge 1.25% Class III       $11.38            --              --          --        9.95%
        All contract charges                              --           804         $ 9,076        1.65%         --
2016    Lowest contract charge 1.10% Class III        $ 9.73            --              --          --        5.65%
        Highest contract charge 1.25% Class III       $10.35            --              --          --        5.50%
        All contract charges                              --           699         $ 7,178        2.31%         --
2015    Lowest contract charge 1.10% Class III(e)     $ 9.21            --              --          --       (7.34)%
        Highest contract charge 1.25% Class III       $ 9.81            --              --          --       (4.57)%
        All contract charges                              --           518         $ 5,081        1.82%         --
2014    Lowest contract charge 1.20% Class III        $10.29            --              --          --        2.69%
        Highest contract charge 1.25% Class III       $10.28            --              --          --        2.59%
        All contract charges                              --           221         $ 2,275        4.62%         --
SEI VP CONSERVATIVE STRATEGY FUND
2018    Lowest contract charge 1.10% Class III        $ 9.98            --              --          --       (3.29)%
        Highest contract charge 1.25% Class III       $10.23            --              --          --       (3.49)%
        All contract charges                              --         1,081         $11,040        1.54%         --
2017    Lowest contract charge 1.10% Class III        $10.32            --              --          --        3.72%
        Highest contract charge 1.25% Class III       $10.60            --              --          --        3.52%
        All contract charges                              --         1,112         $11,784        1.63%         --
2016    Lowest contract charge 1.10% Class III        $ 9.95            --              --          --        2.58%
        Highest contract charge 1.25% Class III       $10.24            --              --          --        2.50%
        All contract charges                              --         1,183         $12,090        1.60%         --
2015    Lowest contract charge 1.10% Class III(e)     $ 9.70            --              --          --       (2.81)%
        Highest contract charge 1.25% Class III       $ 9.99            --              --          --       (1.77)%
        All contract charges                              --           881         $ 8,809        1.84%         --
2014    Lowest contract charge 1.20% Class III        $10.18            --              --          --        1.80%
        Highest contract charge 1.25% Class III       $10.17            --              --          --        1.70%
        All contract charges                              --           501         $ 5,089        2.65%         --
SEI VP MARKET GROWTH STRATEGY FUND
2018    Lowest contract charge 0.30% Class III        $11.16            --              --          --       (8.37)%
        Highest contract charge 1.25% Class III       $10.62            --              --          --       (9.23)%
        All contract charges                              --           661         $ 6,916        1.93%         --
2017    Lowest contract charge 0.30% Class III        $12.18            --              --          --       13.41%
        Highest contract charge 1.25% Class III       $11.70            --              --          --       12.28%
        All contract charges                              --           665         $ 7,668        1.44%         --

                                    FSA-264

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
SEI VP MARKET GROWTH STRATEGY FUND (CONTINUED)
2016  Lowest contract charge 0.30% Class III       $10.74            --              --          --         7.08%
      Highest contract charge 1.25% Class III      $10.42            --              --          --         6.11%
      All contract charges                             --           726         $ 7,488        2.09%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.14            --              --          --        (8.05)%
      Highest contract charge 1.25% Class III      $ 9.82            --              --          --        (4.84)%
      All contract charges                             --           683         $ 6,695        1.27%          --
2014  Lowest contract charge 1.20% Class III       $10.33            --              --          --         2.58%
      Highest contract charge 1.25% Class III      $10.32            --              --          --         2.48%
      All contract charges                             --           475         $ 4,911        3.68%          --
SEI VP MARKET PLUS STRATEGY FUND
2018  Lowest contract charge 1.10% Class III       $10.05            --              --          --       (11.22)%
      Highest contract charge 1.25% Class III      $11.00            --              --          --       (11.43)%
      All contract charges                             --           243         $ 2,604        1.97%          --
2017  Lowest contract charge 1.10% Class III       $11.32            --              --          --        17.06%
      Highest contract charge 1.25% Class III      $12.42            --              --          --        16.95%
      All contract charges                             --           170         $ 2,072        1.46%          --
2016  Lowest contract charge 1.10% Class III       $ 9.67            --              --          --         6.97%
      Highest contract charge 1.25% Class III      $10.62            --              --          --         6.73%
      All contract charges                             --           170         $ 1,780        1.99%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.04            --              --          --        (9.05)%
      Highest contract charge 1.25% Class III      $ 9.95            --              --          --        (4.97)%
      All contract charges                             --           151         $ 1,497        0.97%          --
2014  Lowest contract charge 1.20% Class III       $10.48            --              --          --         3.05%
      Highest contract charge 1.25% Class III      $10.47            --              --          --         2.95%
      All contract charges                             --            94         $   992        3.52%          --
SEI VP MODERATE STRATEGY FUND
2018  Lowest contract charge 1.10% Class III       $10.12            --              --          --        (5.07)%
      Highest contract charge 1.25% Class III      $10.70            --              --          --        (5.23)%
      All contract charges                             --           829         $ 8,698        1.91%          --
2017  Lowest contract charge 1.10% Class III       $10.66            --              --          --         6.81%
      Highest contract charge 1.25% Class III      $11.29            --              --          --         6.61%
      All contract charges                             --           764         $ 8,448        1.41%          --
2016  Lowest contract charge 1.10% Class III       $ 9.98            --              --          --         4.83%
      Highest contract charge 1.25% Class III      $10.59            --              --          --         4.75%
      All contract charges                             --         1,177         $12,143        2.18%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.52            --              --          --        (4.42)%
      Highest contract charge 1.25% Class III      $10.11            --              --          --        (2.51)%
      All contract charges                             --           827         $ 8,277        2.42%          --
2014  Lowest contract charge 1.20% Class III       $10.38            --              --          --         3.80%
      Highest contract charge 1.25% Class III      $10.37            --              --          --         3.70%
      All contract charges                             --           407         $ 4,222        5.07%          --
T. ROWE PRICE EQUITY INCOME PORTFOLIO
2018  Lowest contract charge 0.30% Class II        $12.55            --              --          --        (9.97)%
      Highest contract charge 1.25% Class II       $11.94            --              --          --       (10.83)%
      All contract charges                             --           945         $10,746        1.93%          --
2017  Lowest contract charge 0.30% Class II        $13.94            --              --          --        15.40%
      Highest contract charge 1.25% Class II       $13.39            --              --          --        14.25%
      All contract charges                             --           598         $ 7,729        1.64%          --
2016  Lowest contract charge 1.10% Class II        $10.72            --              --          --        17.54%
      Highest contract charge 1.25% Class II       $11.72            --              --          --        17.43%
      All contract charges                             --           399         $ 4,568        2.14%          --
2015  Lowest contract charge 1.10% Class II(e)     $ 9.12            --              --          --        (8.62)%
      Highest contract charge 1.25% Class II       $ 9.98            --              --          --        (8.27)%
      All contract charges                             --           243         $ 2,411        1.72%          --

                                    FSA-265

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)
2014     Lowest contract charge 1.20% Class II       $10.89            --               --         --         5.83%
         Highest contract charge 1.25% Class II      $10.88            --               --         --         5.73%
         All contract charges                            --           164         $  1,783       1.73%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2018     Lowest contract charge 1.30% Class 2        $10.38            --               --         --       (16.96)%
         Highest contract charge 1.70% Class 2       $10.01            --               --         --       (17.20)%
         All contract charges                            --         1,137         $ 11,687       0.88%          --
2017     Lowest contract charge 1.30% Class 2        $12.50            --               --         --        38.58%
         Highest contract charge 1.70% Class 2       $12.09            --               --         --        38.01%
         All contract charges                            --         1,142         $ 14,129       0.83%          --
2016     Lowest contract charge 1.30% Class 2        $ 9.02            --               --         --        15.94%
         Highest contract charge 1.70% Class 2       $ 8.76            --               --         --        15.42%
         All contract charges                            --         1,707         $ 15,135       0.67%          --
2015     Lowest contract charge 1.30% Class 2        $ 7.78            --               --         --       (20.61)%
         Highest contract charge 1.70% Class 2       $ 7.59            --               --         --       (20.94)%
         All contract charges                            --           975         $  7,529       2.07%          --
2014     Lowest contract charge 1.30% Class 2        $ 9.80            --               --         --        (9.59)%
         Highest contract charge 1.70% Class 2       $ 9.60            --               --         --        (9.94)%
         All contract charges                            --           840         $  8,173       1.50%          --
TEMPLETON FOREIGN VIP FUND
2018     Lowest contract charge 1.30% Class 2        $11.09            --               --         --       (16.55)%
         Highest contract charge 1.70% Class 2       $10.69            --               --         --       (16.87)%
         All contract charges                            --           577         $  6,346       2.68%          --
2017     Lowest contract charge 1.30% Class 2        $13.29            --               --         --        15.16%
         Highest contract charge 1.70% Class 2       $12.86            --               --         --        14.72%
         All contract charges                            --           656         $  8,632       2.60%          --
2016     Lowest contract charge 1.30% Class 2        $11.54            --               --         --         5.77%
         Highest contract charge 1.70% Class 2       $11.21            --               --         --         5.36%
         All contract charges                            --           733         $  8,376       1.93%          --
2015     Lowest contract charge 1.30% Class 2        $10.91            --               --         --        (7.70)%
         Highest contract charge 1.70% Class 2       $10.64            --               --         --        (8.04)%
         All contract charges                            --           881         $  9,525       3.50%          --
2014     Lowest contract charge 1.30% Class 2        $11.82            --               --         --       (12.25)%
         Highest contract charge 1.70% Class 2       $11.57            --               --         --       (12.68)%
         All contract charges                            --           822         $  9,632       1.84%          --
TEMPLETON GLOBAL BOND VIP FUND
2018     Lowest contract charge 0.30% Class 2        $10.30            --               --         --         1.58%
         Highest contract charge 1.70% Class 2       $11.91            --               --         --         0.25%
         All contract charges                            --        11,252         $130,384       0.00%          --
2017     Lowest contract charge 0.30% Class 2        $10.14            --               --         --         1.71%
         Highest contract charge 1.70% Class 2       $11.88            --               --         --         0.17%
         All contract charges                            --        11,567         $134,443       0.00%          --
2016     Lowest contract charge 0.30% Class 2        $ 9.97            --               --         --         2.57%
         Highest contract charge 1.70% Class 2       $11.86            --               --         --         1.19%
         All contract charges                            --        11,575         $135,069       0.00%          --
2015     Lowest contract charge 0.30% Class 2        $ 9.72            --               --         --        (4.61)%
         Highest contract charge 1.70% Class 2       $11.72            --               --         --        (5.94)%
         All contract charges                            --        12,105         $140,275       7.88%          --
2014     Lowest contract charge 0.65% Class 2        $11.40            --               --         --         1.24%
         Highest contract charge 1.70% Class 2       $12.46            --               --         --         0.08%
         All contract charges                            --        10,783         $133,761       4.98%          --
TEMPLETON GROWTH VIP FUND
2018     Lowest contract charge 1.30% Class 2        $13.74            --               --         --       (15.96)%
         Highest contract charge 1.70% Class 2       $13.25            --               --         --       (16.30)%
         All contract charges                            --           102         $  1,381       1.97%          --

                                    FSA-266

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
TEMPLETON GROWTH VIP FUND (CONTINUED)
2017  Lowest contract charge 1.30% Class 2             $16.35            --              --          --        17.04%
      Highest contract charge 1.70% Class 2            $15.83            --              --          --        16.48%
      All contract charges                                 --           121         $ 1,961        1.63%          --
2016  Lowest contract charge 1.30% Class 2             $13.97            --              --          --         8.13%
      Highest contract charge 1.70% Class 2            $13.59            --              --          --         7.77%
      All contract charges                                 --           135         $ 1,868        2.04%          --
2015  Lowest contract charge 1.30% Class 2             $12.92            --              --          --        (7.65)%
      Highest contract charge 1.70% Class 2            $12.61            --              --          --        (8.02)%
      All contract charges                                 --           149         $ 1,915        2.60%          --
2014  Lowest contract charge 1.30% Class 2             $13.99            --              --          --        (4.11)%
      Highest contract charge 1.70% Class 2            $13.71            --              --          --        (4.53)%
      All contract charges                                 --           154         $ 2,144        1.33%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.30% Class S             $ 5.19            --              --          --       (28.61)%
      Highest contract charge 1.70% Class S            $ 5.79            --              --          --       (29.73)%
      All contract charges                                 --         2,882         $16,799        0.00%          --
2017  Lowest contract charge 0.30% Class S             $ 7.27            --              --          --        (2.15)%
      Highest contract charge 1.70% Class S            $ 8.24            --              --          --        (3.63)%
      All contract charges                                 --         3,140         $26,029        0.00%          --
2016  Lowest contract charge 0.30% Class S             $ 7.43            --              --          --        42.88%
      Highest contract charge 1.70% Class S            $ 8.55            --              --          --        41.09%
      All contract charges                                 --         3,507         $30,064        0.37%          --
2015  Lowest contract charge 0.30% Class S             $ 5.20            --              --          --       (33.84)%
      Highest contract charge 1.70% Class S            $ 6.06            --              --          --       (34.77)%
      All contract charges                                 --         3,188         $19,463        0.03%          --
2014  Lowest contract charge 0.65% Class S             $ 8.24            --              --          --       (19.92)%
      Highest contract charge 1.70% Class S            $ 9.29            --              --          --       (20.73)%
      All contract charges                                 --         3,170         $29,728        0.00%          --
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2018  Lowest contract charge 1.10% Initial Class       $ 9.34            --              --          --        (7.25)%
      Highest contract charge 1.25% Initial Class      $ 9.12            --              --          --        (7.32)%
      All contract charges                                 --           108         $   994        7.08%          --
2017  Lowest contract charge 1.10% Initial Class       $10.07            --              --          --        11.03%
      Highest contract charge 1.25% Initial Class      $ 9.84            --              --          --        10.94%
      All contract charges                                 --            94         $   940        2.13%          --
2016  Lowest contract charge 1.10% Initial Class       $ 9.07            --              --          --         5.22%
      Highest contract charge 1.25% Initial Class      $ 8.87            --              --          --         5.09%
      All contract charges                                 --            85         $   756        0.00%          --
2015  Lowest contract charge 1.10% Initial Class(e)    $ 8.62            --              --          --       (12.22)%
      Highest contract charge 1.25% Initial Class      $ 8.44            --              --          --       (14.23)%
      All contract charges                                 --            69         $   576        4.71%          --
2014  Lowest contract charge 1.20% Initial Class       $ 9.84            --              --          --         1.03%
      Highest contract charge 1.25% Initial Class      $ 9.84            --              --          --         1.03%
      All contract charges                                 --            33         $   320        0.76%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on September 22, 2014.
  (c)Units were made available on February 23, 2015.
  (d)Units were made available on March 27, 2015.
  (e)Units were made available on May 26, 2015.
  (f)Units were made available on July 20, 2015.
  (g)Units were made available on February 22, 2016.
  (h)Units were made available on May 19, 2017.
  (i)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
  (j)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-267

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (l)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
  (m)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 to a fund merger on May 19, 2017.
  (n)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.
  (o)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (p)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.
  (q)Units were made available on November 20, 2017.
  (r)Units were made available on October 22, 2018.
  (s)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
  (t)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a substitution on October 22, 2018.
  (u)EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
  (v)EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
  (w)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
  (x)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate
     Fund due to a substitution on October 22, 2018.
  (y)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
  (z)EQ/Ivy Energy replaced Ivy VIP Energy due to a substitution on October 22, 2018.
 (aa)EQ/Ivy Mid Cap Growth replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
 (ab)EQ/Ivy Science and Technology replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
 (ac)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
 (ad)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a substitution on October 22, 2018.
 (ae)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a substitution on October 22, 2018.
 (af)EQ/MFS Utilities Series replaced MFS(R) Utilities Series due to a substitution on October 22, 2018.
 (ag)EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
 (ah)EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
 (ai)EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
 (aj)Units were made available on November 02, 2018.
 (ak)Ivy VIP Small Cap Growth replaced Ivy VIP Micro Cap Growth due to a merger on November 02, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-268

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70 are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on June 10, 1996.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                       (i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on
                              August 11, 2005.

                       (ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                       (iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

                       (iv) Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

                (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") ") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2005.

                (e)(i) Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2005.

         4.     Contracts. (Including Riders and Endorsements)

                (a) Form of Endorsement Applicable to the Guaranteed Benefit Investment Options 7/16/09 (2010GOA), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (b) Form of Endorsement Applicable to the Defined Benefit Qualified Plans (7/16/09) (2010QP-DBI), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (c) Form of Endorsement Applicable to the Guaranteed Interest Special Dollar Cost Averaging 7/16/09 (2010SDCA), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (d) Form of Endorsement Applicable to the Special Money Market Dollar Cost Averaging 7/16/09 (2010MMDCA), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (e)    Form of Guaranteed Income Benefit Rider
                       (7/16/09) (2010GMIB-H), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (f) Form of Return of Principal Death Benefit Rider (7/16/09) (2010GMDBROP), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (g) Form of Annual Ratchet Death Benefit Rider Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDAR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (h) Form of "Greater of" Death Benefit Rider Greater of Annual Rollup to Age [85] GMDB or Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDBOPR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (i) Form of Data Page (7/16/09) (2010DP) (Base Data Page Part A), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (j) Form of Data Page (7/16/09) (2010DPBCO) (BCO Data Page Part A), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (k) Form of Data Page (7/16/09) (2010DPBShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (l) Form of Data Page (7/16/09) (2010DPCShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (m) Form of Data Page (7/16/09) (2010DPLShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (n) Form of Data Page (2010DPExC) (Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (o) Form of Data Page (2010DPWVR) (Part D Withdrawal Charge Waivers For All Shares), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (p) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. ICC10BASE1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (q) Form of Endorsement Applicable to Traditional IRA Contracts (Form No. ICC10IRA1 rev1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (r) Form of Inherited Traditional IRA Beneficiary Continuation Option (BCO) Endorsement (Form No. ICC10INHIRA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (s) Form of Endorsement Applicable to Roth IRA Contracts (Form No. ICC10ROTH1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (t) Form of Endorsement Applicable to Inherited Roth IRA Beneficiary Continuation Option (BCO) (Form No. ICC10INHROTH1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (u) Form of Endorsement Applicable to Custodial [Roth] IRA Contracts (Form No. ICC10CSTDL1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (v) Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (Form No. ICC10GBENDO1 (rev
                       1010)), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (w) Form of Endorsement Applicable to Protection Account Investment Options (Form No. ICC10GOA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (x) Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (Form No. ICC10SMMDCA1 (rev
                       1010)), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (y) Form of Endorsement Applicable to Non-Qualified Contracts (Form No. ICC10NQ1 rev1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (z)    Form of Data Page (Part A - Personal Data and Part B

                       - Certain Provisions of the Contract) (Form No. ICC10DPADV), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(a) Form of Data Page (Base Data Page Part A) (ICC10DPADV
                       rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(b) Form of Endorsement Applicable to the Termination of an
                       Optional Guaranteed Income Benefit Rider and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider (ICC10GBENDO1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(c) Form of Endorsement Applicable to Protection with
                       Investment Performance Account Investment Options (ICC10GOA1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(d) Form of Endorsement Applicable to Special Money Market
                       Dollar Cost Averaging (ICC10OSMMDCA1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(e) Form of Guaranteed Income Benefit Rider (ICC10GIB1 rev
                       1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(f) Form of "Greater of" Death Benefit Rider, Greater of
                       Annual Rollup to Age [85] GMDB or highest Anniversary Value to Age [85] GMDB (ICC10GMDBGR1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(g) Form of Highest Anniversary Value Death Benefit Rider,
                       Highest Anniversary Value to Age [85] GMDB
                       (ICC10GMDBHAV1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(h) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(i) Form of Flexible Premium Deferred Fixed and Variable
                       Annuity Contract (ICC10BASE2), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(j) Form of Data Pages (Base Data Page Part A) (ICC10DPB),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(k) Form of Data Pages (Base Data Page Part A) (ICC10DPC),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(l) Form of Data Pages (Base Data Page Part A) (ICC10DPCP),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(m) Form of Data Pages (Base Data Page Part A) (ICC10DPL),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(n) Form of Guaranteed Income Benefit Rider (ICC10GIB2),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(o) Form of "Greater of' Death Benefit Rider (ICC10GMDBGR2),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(p) Form of Highest Anniversary Value Death Benefit Rider
                       (ICC10GMDBHAV2) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (a)(q) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP2) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (a)(r) Form of Endorsement Applicable to Special Dollar Cost
                       Averaging (ICC10SDCA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(s) Form of Endorsement Applicable to Credits Applied to
                       Annuity Account Value (ICC10TRBNS1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(t) Form of Endorsement Applicable to Qualified Defined
                       Benefit Plans (ICC10QP-DB1) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(u) Form of Endorsement Applicable to Qualified Defined
                       Contribution Plans (ICC10QP-DC1) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(v) Form of Endorsement Applicable to Charitable Remainder
                       Trust (ICC10CRT) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (a)(w) Form of Endorsement Applicable to the Termination of an
                       Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC10GBENDO2) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(x) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP2(OR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(y) Form of Endorsement applicable to Termination of
                       Guaranteed Minimum Death Benefits (Form No.
                       2012GMDB-BO-1), incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-83750) filed April 24, 2013.

         5.     Applications.

                (a) Form of Enrollment Form/Application 2010 App 01 B(AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (b) Form of Enrollment Form/Application 2010 App 02 B (AXA Distributors, LLC), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (c) Form of Enrollment Form/Application 2010 App 01 C (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (d) Form of Enrollment Form/Application 2010 App 02 C (AXA Distributors, LLC), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (e) Form of Enrollment Form/Application 2010 App 01 L (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (f) Form of Enrollment Form/Application 2010 App 02 L (AXA Distributors, LLC), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (g) Form of Enrollment Form/Application 2010 App 01 X (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (h) Form of Enrollment Form/Application 2010 App 02 X (AXA Distributors, LLC), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a) Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

         7.     Reinsurance Contracts. Not applicable.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A
                       (File No. 333-17217) filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

             (a)(b)(ix)Amendment No. 8, dated as of December 9, 2016
                       ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

              (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment
                       No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

             (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement N-1A (File No. 333-70754) filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(ix)Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on April 26, 2016.

                (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration on Form N-4 (File No. 2-30070) filed on April 21, 2015.

               (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration on Form N-4 (File No. 2-30070) filed on April 21, 2015.

                (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                       Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                       Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

                (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

                (d)(i) Amendment No. 1, effective February 18, 2010 to the
                       Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

                (d)(ii)Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

               (d)(iii)Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on April 23, 2014.

                (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

                (e)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable
                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013, to the
                       Participation Agreement dated October 16, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014, and effective as of October 1, 2014, to the Fund
                       Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (f)(iv)Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC and BlackRock Investments, LLC, filed herewith this Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (j)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(ii)Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

               (j)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(vi)Amendment No. 6 dated April 28, 2017 to the Fund
                       Participation Agreement dated October 23, 2009 among Ivy Variable Insurance Portfolios, Ivy Distributors, Inc., AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, filed herewith this Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (o)(ii)Amendment No. 2 effective May 1, 2012 to the
                       Participation Agreement dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, (collectively, the "Parties") previously filed with this Registration Statement on Form N-4 (File No. 333-182796) on July 23, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

               (p)(iii)Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (p)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (q) Participation Agreement, dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on January 14, 2019.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (r) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Captial Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 23, 2013.

                (s) Form of Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-160951), filed on December 2, 2010 and refiled with this Registration Statement on Form N-4A (File No. 333-182796) on October 4, 2012.

                (t) Participation Agreement Among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P. dated April 20, 2012, incorporated herein by reference to Registration Statement on Form N-4
                       (File No. 333-178750) filed on April 25, 2012.

                (t)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., previously filed with this Registration Statement on Form N-4 (File No. 333-182796) on April 23, 2014.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF AXA EQUITABLE.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Director, General Counsel and
                               Secretary

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Deputy Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*William Eckert                Managing Director

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*William MacGregor             Managing Director and Associate General Counsel

*Paul Hance                    Managing Director and Chief Actuary

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Mary Jean Bonadonna           Managing Director

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Yogita R. Naik                Managing Director

*Prabha ("Mary") Ng            Managing Director

*James O'Boyle                 Managing Director

*Robin M. Raju                 Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*Trey Reynolds                 Managing Director

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director and Chief Risk Officer

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Managing Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

              Set forth below is the subsidiary chart for the Holding Company:

              (a) The AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2019 is incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 2-30070) on Form N-4 filed April 16, 2019.

Item 27. Number of Contractowners

         As of March 31, 2019, there were 20,542 Qualified Contract owners and 9,138 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sompo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA(Chubb) and ARGO Re Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable's Separate Account 301.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 -------------------------------------------

*Ronald Herrmann                   Director and Senior Vice President

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred Ayensu-Ghartey             Vice President and General Counsel

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Timothy Jaeger                    Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Samuel Schwartz                   Vice President

*Martin Woll                       Principal Operations Officer

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Sarah Vita                        Vice President

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10104

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 17th day of April, 2019.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 17th day of April, 2019.

                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Depositor)

                           By:  /s/ Shane Daly
                                ------------------------------------------------
                                Shane Daly
                                Vice President and Associate General Counsel
                                AXA Equitable Life Insurance Company

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom                     Senior Executive Director and Chief
                                         Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Managing Director, Chief Accounting
                                         Officer and Controller

*DIRECTORS:

Thomas Burberl          Bertrand Poupart-Lafarge
Gerald Harlin           Karima Silvent
Daniel G. Kaye          George Stansfield
Kristi A. Matus         Charles G.T. Stonehill
Mark Pearson

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 17, 2019

                                 EXHIBIT INDEX

EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------

 8(f)(iv)    Amendment No. 6 to Fund Participation Agreement      EX-99.8fiv
             (BlackRock)

 8(j)(vi)    Amendment No. 6 to Fund Participation Agreement      EX-99.8jvi
             (Ivy)

 9           Opinion and Consent of Counsel                       EX-99.9

 10(a)       Consent of PricewaterhouseCoopers LLP                EX-99.10a

 10(b)       Powers of Attorney                                   EX-99.10b